UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:              811-22696

Victory Portfolios II

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

June 30, 2023
Annual Report
Victory US 500 Enhanced Volatility Wtd Index Fund
Victory Market Neutral Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 9
Schedules of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
11
Victory Market Neutral Income Fund
21
Financial Statements
Statements of Assets and Liabilities
35
Statements of Operations
36
Statements of Changes in Net Assets
37
Financial Highlights
39
Notes to Financial Statements 46
Report of Independent Registered Public Accounting Firm 56
Supplemental Information (Unaudited) 57
Trustee and Officer Information
57
Proxy Voting and Portfolio Holdings Information
59
Expense Examples
59
Additional Federal Income Tax Information
60
Liquidity Risk Management Program
61
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Our annual reporting period for the 12 months ended June 30, 2023, has been a tale of two markets. The dichotomy has been nothing short of remarkable.
Think back to the latter half of 2022. This was a very difficult time for investors, marked by an array of challenges that punished both bond and stock markets. The U.S. Federal Reserve (the “Fed”) was in the midst of a series of rate hikes—more aggressive than many investors had ever experienced. Inflation was raging and conjuring up memories of the 1970s. And if that wasn’t enough, a terrible war was taking place in Eastern Europe, while tensions between the world’s two largest economic powers, the
United States and China, were also on the rise.
It was not exactly a constructive environment for investors, and all of these issues created headwinds for both stocks and bonds.
It’s not often that stocks and bonds decline in tandem, and the traditional diversified portfolio of 60% equities/40% fixed income was suffering through one of its worst periods on record.
But when the calendar year flipped, so did the markets. During the first six months of 2023, financial markets exhibited greater stability and less volatility. Equities (including domestic, international and emerging markets) regained their footing and rebounded. In the United States, some of the most beaten-down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
The market’s resiliency and strong rebound during the first two quarters of 2023 surprised many pundits. After all, there were ample challenges that could have undermined this rally, including unusual turmoil within the banking sector in March 2023 that resulted in the collapse of a few regional banks. Naturally, this ratcheted up volatility for a spell, but the Fed took the necessary steps to restore confidence in the banking sector and avoided a wider contagion. It also helped that the Fed paused its rate hikes as inflation data finally cooled.
Through all the ups and downs in these two very different environments, the S&P 500
®
Index, the most widely followed index
representing the domestic stock market, managed to deliver an impressive total return of more than 19% for our annual reporting period ended June 30, 2023. The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—was basically unchanged during the same period at 0.94% (despite the volatility).
We don’t deny that this past annual reporting period was difficult. We realize that the bouts of stomach-churning volatility can take a toll on investors’ psyche. But even when markets snap back sharply as they have, investors often wonder if they have missed an opportunity. This reminds us of two enduring realities: 1) financial markets are dynamic and apt to change abruptly; 2)
it’s vital to remain calm and rational whenever faced with those inevitable times of turmoil.
Fortunately, we think that investors can take comfort knowing that all our Victory Capital independent investment franchises have experience managing portfolios through a variety of market environments. Our investment professionals remain calm during turbulent financial markets, and we think it’s imperative that investors do the same.
Of course, there are still uncertainties ahead. For example, is the Fed finished with its rate hikes? Will the impact of tighter lending standards ultimately result in slower growth and lower corporate profits? Is there another banking crisis lurking? Nobody really knows what the future will bring. That’s why we continue to advocate for a long-term plan, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances. These, in our opinion, are the key ingredients for staying the course and progressing on investment goals.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 (800-235-8396 for
Member Class) or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory US 500 Enhanced Volatility Wtd Index Fund
Managers’ Commentary
(Unaudited)
Victory US 500 Enhanced Volatility Wtd Index Fund (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
The Fund returned -0.84% (Class A at net asset value) for the fiscal year ended June 30, 2023, underperforming the Index, which returned 0.37% during the period. The S&P 500
®
Index, a market capitalization-based index against which the performance of the
Fund is also measured, returned 19.59% during the period.
In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills (“T-Bills”) during periods of significant market decline (the “Long/Cash” feature). The Long/Cash feature of the Index was triggered for a period of time during the fiscal year. The Long/Cash feature trigger had a negative impact on the Fund’s relative performance versus the
S&P 500
®
Index for the fiscal year.
Over the reporting period, the Fund’s underperformance relative to the S&P 500
®
Index was driven by its underweight positions
in the largest market-capitalization securities within the index. These underweight positions resulted in losses of 2.62% in relative performance. The Fund’s underweight allocation to the Health Care and Real Estate sectors added value during the reporting period. The Fund’s cash allocation and underweight allocation to the Information Technology sector were detractors during the reporting period.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

6
Victory US 500 Enhanced Volatility Wtd Index Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory US 500 Enhanced Volatility Wtd Index Fund — Growth of $10,000
1
The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during period of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class I
INCEPTION DATE 11/19/12 11/19/12 11/19/12
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Nasdaq Victory
US Large Cap
500 Long/
Cash Volatility
Weighted Index
1
S&P 500
®
Index
2
One Year -0.84% -6.52% -1.56% -2.28% -0.60% 0.37% 19.59%
Five Year 5.80% 4.55% 5.01% 5.01% 6.06% 6.93% 12.31%
Ten Year 8.94% 8.30% 8.28% 8.28% 9.20% 10.22% 12.86%

7
Victory Market Neutral Income Fund
Managers’ Commentary
(Unaudited)
Victory Market Neutral Income Fund (the “Fund”) seeks high current income by implementing a proprietary, “market neutral”
investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.
The Fund returned 1.23% (Class A at net asset value) for the fiscal year ended June 30, 2023, underperforming its benchmark, the
Bloomberg U.S. Treasury Bellwethers 3-Month Index, which returned 3.74%.
The Fund uses a multi-strategy approach. First, the Fund invests in securities of the Nasdaq Victory Volatility Weighted High
Dividend Indexes. The allocation to each Nasdaq Victory Volatility Weighted High Dividend Index is equally weighted. Second, the Fund seeks to offset equity market risk by shorting high-correlating equity futures contracts, such as contracts based on the
S&P 500
®
, Russell 2000
®
or MSCI EAFE and MSCI Emerging Markets indexes. Third, the Fund may allocate to a basket of long and short futures to offset basis risk of long positions in high-dividend stocks and short positions in equity index futures.
During the reporting period, the Overlay Strategy, long Nasdaq-100
®
futures and short S&P 500
®
Index futures positions, was a
positive contributor. The Global High Dividend Long/Short Portfolio was a detractor, as three high-dividend yielding portfolios underperformed their corresponding short index futures position, with the Emerging Markets Portfolio outperforming.
The Fund’s employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the
Fund’s strategy contributed negatively to performance during the year.

8
Victory Market Neutral Income Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Market Neutral Income Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Treasury Bellwethers 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index. As of January 1, 2023, the Bloomberg U.S. Treasury Bellwethers 3-Month Index replaced the FTSE Treasury Bill
3-Month Index as the Fund's benchmark because this index is more representative of the Fund's investment universe.
2
The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index which measures monthly return equivalents of yield averages that are not marked on both the long and short sides of the market. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not i nclude the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class I Member Class
INCEPTION DATE 11/19/12 11/19/12 11/19/12 11/2/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Bloomberg
U.S. Treasury
Bellwethers
3-Month Index
1
FTSE 3-Month
U.S. Treasury
Bill Index
2
One Year 1.23% -4.61% 0.53% -0.37% 1.68% 1.55% 3.74% 3.75%
Five Year 2.36% 1.15% 1.59% 1.59% 2.72% N/A 1.59% 1.57%
Ten Year 2.38% 1.77% 1.75% 1.75% 2.70% N/A 1.01% 0.98%
Since Inception N/A N/A N/A N/A N/A 2.18% N/A N/A

9
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Federated Hermes Treasury Obligations Fund
74.0%
Johnson & Johnson
0.1%
McDonald's Corp.
0.1%
PepsiCo, Inc.
0.1%
First Citizens Bancshares, Inc., Class A
0.1%
Mondelez International, Inc., Class A
0.1%
Kimberly-Clark Corp.
0.1%
The Coca-Cola Co.
0.1%
Eli Lilly & Co.
0.1%
Waste Management, Inc.
0.1%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

10
Victory Portfolios II
Victory Market Neutral Income Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide high current income.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Quanta Computer, Inc.
0.5%
SoftBank Corp.
0.5%
Bank of China Ltd., Class H
0.5%
BB Seguridade Participacoes SA
0.4%
Compal Electronics, Inc.
0.4%
Johnson & Johnson
0.4%
NewMarket Corp.
0.4%
Grupo Financiero Banorte SAB de CV, Class O
0.4%
Agricultural Bank of China Ltd., Class H
0.4%
Nan Ya Plastics Corp.
0.4%

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
11
See notes to financial statements.
Security Description Shares Value
Common Stocks (25.6%)
Communication Services (0.9%):
Alphabet, Inc., Class A(a) ................................................. 175 $ 20,947
Charter Communications, Inc., Class A(a) ..................................... 40 14,695
Comcast Corp., Class A .................................................. 542 22,520
Electronic Arts, Inc. ..................................................... 234 30,350
Fox Corp., Class A ...................................................... 581 19,754
Liberty Broadband Corp., Class C(a) ......................................... 172 13,779
Live Nation Entertainment, Inc.(a) ........................................... 225 20,500
Match Group, Inc.(a) .................................................... 254 10,630
Meta Platforms, Inc., Class A(a) ............................................ 58 16,645
Netflix, Inc.(a) ......................................................... 37 16,298
News Corp., Class A ..................................................... 1,097 21,391
Omnicom Group, Inc. .................................................... 270 25,690
Paramount Global, Class B(b) .............................................. 550 8,751
The Interpublic Group of Cos., Inc. .......................................... 619 23,881
The Trade Desk, Inc., Class A(a) ............................................ 130 10,039
The Walt Disney Co.(a) .................................................. 171 15,267
T-Mobile U.S., Inc.(a) .................................................... 183 25,419
Verizon Communications, Inc. .............................................. 697 25,921
Warner Music Group Corp., Class A ......................................... 459 11,975
ZoomInfo Technologies, Inc.(a) ............................................. 375 9,521
363,973
Consumer Discretionary (2.4%):
Airbnb, Inc., Class A(a) .................................................. 90 11,534
Aptiv PLC(a) .......................................................... 113 11,536
Aramark ............................................................. 554 23,850
AutoZone, Inc.(a) ....................................................... 11 27,427
Bath & Body Works, Inc. ................................................. 255 9,563
Best Buy Co., Inc. ...................................................... 185 15,161
Booking Holdings, Inc.(a) ................................................. 7 18,902
BorgWarner, Inc. ....................................................... 363 17,754
Burlington Stores, Inc.(a) ................................................. 54 8,499
CarMax, Inc.(a) ........................................................ 169 14,145
Chipotle Mexican Grill, Inc.(a) ............................................. 12 25,668
Churchill Downs, Inc.(a) .................................................. 154 21,432
D.R. Horton, Inc. ....................................................... 175 21,296
Darden Restaurants, Inc. .................................................. 160 26,733
Deckers Outdoor Corp.(a) ................................................. 38 20,051
Dick's Sporting Goods, Inc. ................................................ 110 14,541
Domino's Pizza, Inc. ..................................................... 62 20,893
Expedia Group, Inc.(a) ................................................... 118 12,908
Five Below, Inc.(a) ...................................................... 65 12,775
Floor & Decor Holdings, Inc., Class A(a) ...................................... 115 11,955
Garmin Ltd. ........................................................... 210 21,901
General Motors Co. ..................................................... 383 14,769
Genuine Parts Co. ...................................................... 162 27,415
Hilton Worldwide Holdings, Inc. ............................................ 139 20,231
Hyatt Hotels Corp., Class A ................................................ 156 17,874
Lennar Corp., Class A .................................................... 171 21,428
LKQ Corp. ........................................................... 405 23,599
Lowe's Cos., Inc. ....................................................... 94 21,216
Marriott International, Inc., Class A .......................................... 117 21,492
McDonald's Corp. ...................................................... 132 39,390
MGM Resorts International ................................................ 325 14,274
NIKE, Inc., Class B ..................................................... 130 14,348
NVR, Inc.(a) .......................................................... 4 25,403
O'Reilly Automotive, Inc.(a) ............................................... 35 33,436
Penske Automotive Group, Inc. ............................................. 109 18,163
Pool Corp. ............................................................ 40 14,986
PulteGroup, Inc. ........................................................ 283 21,983
Ross Stores, Inc. ....................................................... 168 18,838
Service Corp. International ................................................ 328 21,186

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
12
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Starbucks Corp. ........................................................ 204 $ 20,208
Tapestry, Inc. .......................................................... 359 15,365
Tesla, Inc.(a) .......................................................... 47 12,303
The Home Depot, Inc. ................................................... 72 22,366
The TJX Cos., Inc. ...................................................... 318 26,963
Tractor Supply Co. ...................................................... 90 19,899
Ulta Beauty, Inc.(a) ..................................................... 46 21,647
Vail Resorts, Inc. ....................................................... 85 21,400
VF Corp. ............................................................. 529 10,099
Yum! Brands, Inc. ...................................................... 241 33,391
962,196
Consumer Staples (2.6%):
Altria Group, Inc. ....................................................... 582 26,365
Archer-Daniels-Midland Co. ............................................... 267 20,174
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 306 19,281
Brown-Forman Corp., Class B ............................................. 428 28,582
Bunge Ltd. ........................................................... 202 19,059
Campbell Soup Co. ..................................................... 578 26,420
Church & Dwight Co., Inc. ................................................ 313 31,372
Colgate-Palmolive Co. ................................................... 443 34,129
Conagra Brands, Inc. .................................................... 814 27,448
Constellation Brands, Inc., Class A .......................................... 113 27,813
Costco Wholesale Corp. .................................................. 48 25,842
Coty, Inc., Class A(a) .................................................... 1,160 14,256
Darling Ingredients, Inc.(a) ................................................ 225 14,353
Dollar General Corp. .................................................... 125 21,222
Dollar Tree, Inc.(a) ...................................................... 135 19,372
General Mills, Inc. ...................................................... 358 27,459
Hormel Foods Corp. ..................................................... 789 31,733
Kellogg Co. ........................................................... 469 31,611
Keurig Dr Pepper, Inc. ................................................... 955 29,861
Kimberly-Clark Corp. .................................................... 267 36,862
Lamb Weston Holdings, Inc. ............................................... 257 29,542
McCormick & Co., Inc. .................................................. 354 30,879
Mondelez International, Inc., Class A ......................................... 514 37,491
Monster Beverage Corp.(a) ................................................ 509 29,237
PepsiCo, Inc. .......................................................... 210 38,896
Performance Food Group Co.(a) ............................................ 346 20,843
Philip Morris International, Inc. ............................................. 298 29,091
Sysco Corp. ........................................................... 346 25,600
Target Corp. .......................................................... 99 13,058
The Clorox Co. ........................................................ 144 22,902
The Coca-Cola Co. ...................................................... 608 36,614
The Estee Lauder Cos., Inc. ............................................... 68 13,354
The Hershey Co. ....................................................... 134 33,460
The J.M. Smucker Co. ................................................... 243 35,884
The Kraft Heinz Co. ..................................................... 730 25,915
The Kroger Co. ........................................................ 530 24,910
The Procter & Gamble Co. ................................................ 228 34,597
Tyson Foods, Inc., Class A ................................................ 445 22,713
Walmart, Inc. .......................................................... 189 29,707
1,047,907
Energy (1.0%):
APA Corp. ............................................................ 293 10,012
Cheniere Energy, Inc. .................................................... 100 15,236
Chesapeake Energy Corp. ................................................. 164 13,724
Chevron Corp. ......................................................... 121 19,039
ConocoPhillips ........................................................ 144 14,920
Coterra Energy, Inc. ..................................................... 588 14,876
Devon Energy Corp. ..................................................... 220 10,635
Diamondback Energy, Inc. ................................................ 98 12,873
EOG Resources, Inc. .................................................... 126 14,419

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
13
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
EQT Corp. ............................................................ 334 $ 13,737
Exxon Mobil Corp. ..................................................... 172 18,447
Halliburton Co. ........................................................ 349 11,514
Hess Corp. ............................................................ 103 14,003
HF Sinclair Corp. ....................................................... 290 12,937
Kinder Morgan, Inc. ..................................................... 1,382 23,798
Marathon Oil Corp. ..................................................... 507 11,671
Marathon Petroleum Corp. ................................................ 133 15,508
Occidental Petroleum Corp. ............................................... 244 14,347
ONEOK, Inc. .......................................................... 285 17,590
Ovintiv, Inc. .......................................................... 250 9,517
Phillips 66 ............................................................ 155 14,784
Pioneer Natural Resources Co. ............................................. 77 15,953
Schlumberger NV ...................................................... 256 12,575
Targa Resources Corp. ................................................... 208 15,829
Texas Pacific Land Corp. ................................................. 7 9,216
The Williams Cos., Inc. .................................................. 713 23,265
Valero Energy Corp. ..................................................... 104 12,199
392,624
Financials (3.9%):
Aflac, Inc. ............................................................ 403 28,129
Ally Financial, Inc. ...................................................... 408 11,020
American Express Co. ................................................... 111 19,336
American Financial Group, Inc. ............................................. 178 21,138
American International Group, Inc. .......................................... 364 20,945
Ameriprise Financial, Inc. ................................................. 58 19,265
Aon PLC, Class A ...................................................... 90 31,068
Arch Capital Group Ltd.(a) ................................................ 320 23,952
Ares Management Corp., Class A ........................................... 192 18,499
Arthur J. Gallagher & Co. ................................................. 143 31,399
Bank of America Corp. ................................................... 642 18,419
BlackRock, Inc. ........................................................ 25 17,279
Blackstone, Inc. ........................................................ 140 13,016
Brown & Brown, Inc. .................................................... 373 25,677
Capital One Financial Corp. ............................................... 134 14,656
Cboe Global Markets, Inc. ................................................ 215 29,672
Chubb Ltd. ........................................................... 129 24,840
Citigroup, Inc. ......................................................... 392 18,048
Citizens Financial Group, Inc. .............................................. 492 12,831
CME Group, Inc. ....................................................... 157 29,091
Comerica, Inc. ......................................................... 273 11,564
Discover Financial Services ............................................... 154 17,995
East West Bancorp, Inc. .................................................. 221 11,667
Equitable Holdings, Inc. .................................................. 605 16,432
Erie Indemnity Co., Class A ............................................... 96 20,161
Everest Re Group Ltd. ................................................... 55 18,802
FactSet Research Systems, Inc. ............................................. 53 21,234
Fidelity National Financial, Inc. ............................................ 505 18,180
Fifth Third Bancorp ..................................................... 520 13,629
First Citizens Bancshares, Inc., Class A ....................................... 30 38,504
Fiserv, Inc.(a) .......................................................... 188 23,716
FleetCor Technologies, Inc.(a) .............................................. 89 22,346
Franklin Resources, Inc. .................................................. 567 15,145
Global Payments, Inc. .................................................... 149 14,679
Globe Life, Inc. ........................................................ 222 24,336
Huntington Bancshares, Inc. ............................................... 1,354 14,596
Interactive Brokers Group, Inc. ............................................. 238 19,771
Intercontinental Exchange, Inc. ............................................. 242 27,365
JPMorgan Chase & Co. .................................................. 167 24,288
KeyCorp ............................................................. 992 9,166
Loews Corp. .......................................................... 455 27,018
LPL Financial Holdings, Inc. ............................................... 72 15,655
M&T Bank Corp. ....................................................... 130 16,089

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
14
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
MarketAxess Holdings, Inc. ............................................... 50 $ 13,071
Marsh & McLennan Cos., Inc. ............................................. 164 30,845
Mastercard, Inc., Class A ................................................. 65 25,565
MetLife, Inc. .......................................................... 374 21,142
Moody's Corp. ......................................................... 63 21,906
Morgan Stanley ........................................................ 233 19,898
Morningstar, Inc. ....................................................... 86 16,862
MSCI, Inc. ........................................................... 32 15,017
Nasdaq, Inc. .......................................................... 410 20,439
Northern Trust Corp. .................................................... 199 14,754
PayPal Holdings, Inc.(a) .................................................. 181 12,078
Principal Financial Group, Inc. ............................................. 235 17,822
Raymond James Financial, Inc. ............................................. 198 20,546
Regions Financial Corp. .................................................. 878 15,646
Reinsurance Group of America, Inc. ......................................... 155 21,497
Rocket Cos., Inc., Class A(a) ............................................... 1,376 12,329
Ryan Specialty Holdings, Inc.(a) ............................................ 364 16,340
S&P Global, Inc. ....................................................... 64 25,657
State Street Corp. ....................................................... 197 14,416
Synchrony Financial ..................................................... 413 14,009
T. Rowe Price Group, Inc. ................................................. 128 14,339
The Bank of New York Mellon Corp. ......................................... 455 20,257
The Carlyle Group, Inc. .................................................. 422 13,483
The Charles Schwab Corp. ................................................ 266 15,077
The Goldman Sachs Group, Inc. ............................................ 64 20,643
The Hartford Financial Services Group, Inc. .................................... 340 24,487
The PNC Financial Services Group, Inc. ...................................... 133 16,751
The Progressive Corp. ................................................... 177 23,429
The Travelers Cos., Inc. .................................................. 149 25,875
Tradeweb Markets, Inc., Class A ............................................ 311 21,297
Truist Financial Corp. .................................................... 435 13,202
U.S. Bancorp .......................................................... 480 15,859
Unum Group .......................................................... 428 20,416
Visa, Inc., Class A ...................................................... 117 27,785
Webster Financial Corp. .................................................. 368 13,892
Wells Fargo & Co. ...................................................... 463 19,761
WR Berkley Corp. ...................................................... 382 22,752
1,569,762
Health Care (3.4%):
Abbott Laboratories ..................................................... 253 27,582
AbbVie, Inc. .......................................................... 187 25,195
Agilent Technologies, Inc. ................................................. 137 16,474
Align Technology, Inc.(a) ................................................. 32 11,316
AmerisourceBergen Corp. ................................................. 183 35,215
Amgen, Inc. ........................................................... 129 28,641
Avantor, Inc.(a) ........................................................ 657 13,495
Becton Dickinson & Co. .................................................. 116 30,625
Biogen, Inc.(a) ......................................................... 43 12,249
BioMarin Pharmaceutical, Inc.(a) ........................................... 202 17,509
Bio-Techne Corp. ....................................................... 236 19,265
Boston Scientific Corp.(a) ................................................. 599 32,400
Bristol-Myers Squibb Co. ................................................. 431 27,562
Bruker Corp. .......................................................... 260 19,219
Catalent, Inc.(a) ........................................................ 151 6,547
Centene Corp.(a) ....................................................... 299 20,168
Charles River Laboratories International, Inc.(a) ................................. 65 13,666
CVS Health Corp. ...................................................... 308 21,292
Danaher Corp. ......................................................... 78 18,720
Dexcom, Inc.(a) ........................................................ 117 15,036
Edwards Lifesciences Corp.(a) ............................................. 206 19,432
Elevance Health, Inc. .................................................... 50 22,215
Eli Lilly & Co. ......................................................... 78 36,580
GE HealthCare Technologies, Inc. ........................................... 195 15,842

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
15
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Gilead Sciences, Inc. .................................................... 287 $ 22,119
HCA Healthcare, Inc. .................................................... 74 22,458
Henry Schein, Inc.(a) .................................................... 315 25,546
Hologic, Inc.(a) ........................................................ 300 24,291
Humana, Inc. .......................................................... 49 21,909
IDEXX Laboratories, Inc.(a) ............................................... 33 16,574
Incyte Corp.(a) ......................................................... 332 20,667
Insulet Corp.(a) ........................................................ 50 14,417
Intuitive Surgical, Inc.(a) ................................................. 74 25,304
IQVIA Holdings, Inc.(a) .................................................. 86 19,330
Johnson & Johnson ..................................................... 252 41,711
Laboratory Corp. of America Holdings ........................................ 94 22,685
Masimo Corp.(a) ....................................................... 88 14,480
McKesson Corp. ....................................................... 82 35,039
Medtronic PLC ........................................................ 304 26,782
Merck & Co., Inc. ...................................................... 288 33,232
Mettler-Toledo International, Inc.(a) ......................................... 13 17,051
Moderna, Inc.(a) ....................................................... 73 8,870
Molina Healthcare, Inc.(a) ................................................ 85 25,605
Neurocrine Biosciences, Inc.(a) ............................................. 189 17,823
Pfizer, Inc. ............................................................ 620 22,742
Quest Diagnostics, Inc. ................................................... 196 27,550
Regeneron Pharmaceuticals, Inc.(a) .......................................... 23 16,526
Repligen Corp.(a) ....................................................... 59 8,346
ResMed, Inc. .......................................................... 108 23,598
Revvity, Inc. .......................................................... 142 16,868
Stryker Corp. .......................................................... 78 23,797
Teleflex, Inc. .......................................................... 76 18,394
The Cigna Group ....................................................... 91 25,535
The Cooper Cos., Inc. .................................................... 59 22,622
Thermo Fisher Scientific, Inc. .............................................. 39 20,348
United Therapeutics Corp.(a) .............................................. 95 20,971
UnitedHealth Group, Inc. ................................................. 55 26,435
Veeva Systems, Inc., Class A(a) ............................................. 94 18,587
Vertex Pharmaceuticals, Inc.(a) ............................................. 71 24,986
Viatris, Inc. ........................................................... 1,610 16,068
Waters Corp.(a) ........................................................ 63 16,792
West Pharmaceutical Services, Inc. .......................................... 43 16,446
Zimmer Biomet Holdings, Inc. ............................................. 196 28,538
Zoetis, Inc. ........................................................... 117 20,149
1,377,436
Industrials (5.1%):
3M Co. .............................................................. 195 19,518
A O Smith Corp. ....................................................... 268 19,505
AECOM ............................................................. 279 23,629
AGCO Corp. .......................................................... 128 16,822
Allegion PLC ......................................................... 174 20,883
American Airlines Group, Inc.(a) ............................................ 812 14,567
AMETEK, Inc. ........................................................ 184 29,786
Automatic Data Processing, Inc. ............................................ 108 23,737
Avis Budget Group, Inc.(a) ................................................ 46 10,519
Axon Enterprise, Inc.(a) .................................................. 71 13,854
Booz Allen Hamilton Holding Corp. ......................................... 271 30,244
Broadridge Financial Solutions, Inc. ......................................... 152 25,176
Builders FirstSource, Inc.(a) ............................................... 159 21,624
C.H. Robinson Worldwide, Inc. ............................................. 205 19,342
Carlisle Cos., Inc. ....................................................... 72 18,470
Carrier Global Corp. ..................................................... 429 21,326
Caterpillar, Inc. ........................................................ 81 19,930
Cintas Corp. .......................................................... 57 28,334
Copart, Inc.(a) ......................................................... 316 28,822
CoStar Group, Inc.(a) .................................................... 248 22,072
CSX Corp. ............................................................ 784 26,734

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
16
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Cummins, Inc. ......................................................... 98 $ 24,026
Deere & Co. .......................................................... 50 20,259
Delta Air Lines, Inc.(a) ................................................... 426 20,252
Dover Corp. ........................................................... 147 21,705
Eaton Corp. PLC ....................................................... 137 27,551
Emerson Electric Co. .................................................... 267 24,134
Equifax, Inc. .......................................................... 79 18,589
Expeditors International of Washington, Inc. .................................... 196 23,741
Fastenal Co. ........................................................... 415 24,481
FedEx Corp. .......................................................... 70 17,353
Fortive Corp. .......................................................... 345 25,796
General Dynamics Corp. .................................................. 124 26,679
Genpact Ltd. .......................................................... 593 22,279
Graco, Inc. ........................................................... 351 30,309
HEICO Corp. .......................................................... 140 24,772
Honeywell International, Inc. .............................................. 140 29,050
Howmet Aerospace, Inc. .................................................. 508 25,176
Hubbell, Inc. .......................................................... 84 27,851
IDEX Corp. ........................................................... 111 23,894
Illinois Tool Works, Inc. .................................................. 101 25,266
Ingersoll Rand, Inc. ..................................................... 331 21,634
J.B. Hunt Transport Services, Inc. ........................................... 110 19,913
Jack Henry & Associates, Inc. .............................................. 146 24,430
Jacobs Solutions, Inc. .................................................... 190 22,589
Johnson Controls International PLC .......................................... 328 22,350
Knight-Swift Transportation Holdings, Inc. .................................... 353 19,613
L3Harris Technologies, Inc. ............................................... 106 20,752
Leidos Holdings, Inc. .................................................... 277 24,509
Lennox International, Inc. ................................................. 68 22,173
Lincoln Electric Holdings, Inc. ............................................. 148 29,397
Lockheed Martin Corp. ................................................... 56 25,781
Masco Corp. .......................................................... 320 18,362
Nordson Corp. ......................................................... 93 23,081
Norfolk Southern Corp. .................................................. 104 23,583
Northrop Grumman Corp. ................................................. 46 20,967
Old Dominion Freight Line, Inc. ............................................ 47 17,378
Otis Worldwide Corp. .................................................... 308 27,415
Owens Corning ........................................................ 168 21,924
PACCAR, Inc. ......................................................... 330 27,604
Parker-Hannifin Corp. ................................................... 59 23,012
Paychex, Inc. .......................................................... 214 23,940
Paycom Software, Inc. ................................................... 46 14,777
Paylocity Holding Corp.(a) ................................................ 65 11,994
Quanta Services, Inc. .................................................... 111 21,806
Raytheon Technologies Corp. .............................................. 254 24,882
Regal Rexnord Corp. .................................................... 100 15,390
Republic Services, Inc. ................................................... 236 36,148
Robert Half International, Inc. .............................................. 224 16,849
Rockwell Automation, Inc. ................................................ 63 20,755
Rollins, Inc. ........................................................... 633 27,111
Snap-on, Inc. .......................................................... 104 29,972
Southwest Airlines Co. ................................................... 546 19,771
SS&C Technologies Holdings, Inc. .......................................... 352 21,331
Stanley Black & Decker, Inc. .............................................. 161 15,087
Textron, Inc. .......................................................... 288 19,477
The Toro Co. .......................................................... 231 23,481
Trane Technologies PLC .................................................. 116 22,186
TransDigm Group, Inc. ................................................... 26 23,248
TransUnion ........................................................... 216 16,919
U-Haul Holding Co. ..................................................... 297 16,430
Union Pacific Corp. ..................................................... 108 22,099
United Airlines Holdings, Inc.(a) ............................................ 264 14,486
United Parcel Service, Inc., Class B .......................................... 128 22,944
United Rentals, Inc. ..................................................... 34 15,143

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
17
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Verisk Analytics, Inc. .................................................... 140 $ 31,644
W.W. Grainger, Inc. ..................................................... 30 23,658
Waste Management, Inc. .................................................. 209 36,245
Watsco, Inc. ........................................................... 57 21,744
Westinghouse Air Brake Technologies Corp. .................................... 217 23,798
WillScot Mobile Mini Holdings Corp.(a) ...................................... 378 18,065
Xylem, Inc. ........................................................... 192 21,623
2,067,527
Information Technology (3.4%):
Accenture PLC, Class A .................................................. 77 23,761
Adobe, Inc.(a) ......................................................... 46 22,494
Advanced Micro Devices, Inc.(a) ............................................ 143 16,289
Akamai Technologies, Inc.(a) .............................................. 283 25,433
Amphenol Corp., Class A ................................................. 294 24,975
Analog Devices, Inc. .................................................... 100 19,481
ANSYS, Inc.(a) ........................................................ 53 17,504
Apple, Inc. ........................................................... 127 24,634
Applied Materials, Inc. ................................................... 113 16,333
Arista Networks, Inc.(a) .................................................. 116 18,799
Autodesk, Inc.(a) ....................................................... 69 14,118
Bentley Systems, Inc., Class B ............................................. 374 20,282
Broadcom, Inc. ........................................................ 32 27,758
Cadence Design Systems, Inc.(a) ............................................ 94 22,045
CDW Corp. ........................................................... 111 20,368
Cisco Systems, Inc. ..................................................... 534 27,629
Cognizant Technology Solutions Corp., Class A ................................. 306 19,976
Corning, Inc. .......................................................... 644 22,566
Dell Technologies, Inc., Class C ............................................ 404 21,860
Dynatrace, Inc.(a) ...................................................... 292 15,029
Enphase Energy, Inc.(a) .................................................. 49 8,207
Entegris, Inc. .......................................................... 120 13,298
EPAM Systems, Inc.(a) ................................................... 40 8,990
Fair Isaac Corp.(a) ...................................................... 19 15,375
Fortinet, Inc.(a) ........................................................ 217 16,403
Gartner, Inc.(a) ........................................................ 63 22,070
Gen Digital, Inc. ....................................................... 1,033 19,162
GoDaddy, Inc., Class A(a) ................................................. 262 19,684
Hewlett Packard Enterprise Co. ............................................. 1,339 22,495
HP, Inc. .............................................................. 593 18,211
Intel Corp. ............................................................ 653 21,836
International Business Machines Corp. ........................................ 221 29,572
Intuit, Inc. ............................................................ 36 16,495
Jabil, Inc. ............................................................ 228 24,608
Juniper Networks, Inc. ................................................... 758 23,748
Keysight Technologies, Inc.(a) ............................................. 118 19,759
KLA Corp. ........................................................... 39 18,916
Lam Research Corp. ..................................................... 25 16,071
Lattice Semiconductor Corp.(a) ............................................. 141 13,546
Manhattan Associates, Inc.(a) .............................................. 99 19,788
Microchip Technology, Inc. ................................................ 182 16,305
Micron Technology, Inc. .................................................. 257 16,219
Microsoft Corp. ........................................................ 72 24,519
Monolithic Power Systems, Inc. ............................................ 24 12,966
Motorola Solutions, Inc. .................................................. 89 26,102
NetApp, Inc. .......................................................... 324 24,754
NVIDIA Corp. ......................................................... 45 19,036
NXP Semiconductors NV ................................................. 85 17,398
ON Semiconductor Corp.(a) ............................................... 144 13,620
Oracle Corp. .......................................................... 250 29,772
Palo Alto Networks, Inc.(a) ................................................ 78 19,930
PTC, Inc.(a) ........................................................... 156 22,199
Pure Storage, Inc., Class A(a) .............................................. 655 24,117
Qorvo, Inc.(a) ......................................................... 141 14,386

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
18
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
QUALCOMM, Inc. ..................................................... 121 $ 14,404
Roper Technologies, Inc. .................................................. 60 28,848
Salesforce, Inc.(a) ...................................................... 89 18,802
Seagate Technology Holdings PLC .......................................... 224 13,859
ServiceNow, Inc.(a) ..................................................... 29 16,297
Skyworks Solutions, Inc. ................................................. 131 14,500
Synopsys, Inc.(a) ....................................................... 50 21,770
TD SYNNEX Corp. ..................................................... 199 18,706
TE Connectivity Ltd. .................................................... 158 22,145
Teledyne Technologies, Inc.(a) ............................................. 51 20,967
Teradyne, Inc. ......................................................... 141 15,698
Texas Instruments, Inc. ................................................... 120 21,602
Trimble, Inc.(a) ........................................................ 296 15,670
Tyler Technologies, Inc.(a) ................................................ 51 21,240
VeriSign, Inc.(a) ........................................................ 108 24,405
Zebra Technologies Corp.(a) ............................................... 44 13,017
Zoom Video Communications, Inc., Class A(a) .................................. 145 9,843
1,382,664
Materials (1.2%):
Air Products and Chemicals, Inc. ............................................ 79 23,663
Albemarle Corp. ....................................................... 51 11,378
Avery Dennison Corp. ................................................... 108 18,554
Ball Corp. ............................................................ 264 15,367
Celanese Corp. ......................................................... 126 14,591
CF Industries Holdings, Inc. ............................................... 164 11,385
Cleveland-Cliffs, Inc.(a) .................................................. 501 8,397
Corteva, Inc. .......................................................... 351 20,112
Crown Holdings, Inc. .................................................... 178 15,463
Dow, Inc. ............................................................ 357 19,014
DuPont de Nemours, Inc. ................................................. 272 19,432
Eastman Chemical Co. ................................................... 197 16,493
Ecolab, Inc. ........................................................... 116 21,656
FMC Corp. ........................................................... 184 19,199
Freeport-McMoRan, Inc. ................................................. 293 11,720
International Paper Co. ................................................... 517 16,446
LyondellBasell Industries NV, Class A ........................................ 197 18,090
Martin Marietta Materials, Inc. ............................................. 57 26,316
Nucor Corp. ........................................................... 86 14,102
Packaging Corp. of America ............................................... 150 19,824
PPG Industries, Inc. ..................................................... 135 20,020
Reliance Steel & Aluminum Co. ............................................ 85 23,085
RPM International, Inc. .................................................. 227 20,369
Steel Dynamics, Inc. ..................................................... 117 12,745
The Mosaic Co. ........................................................ 259 9,065
The Sherwin-Williams Co. ................................................ 77 20,445
Vulcan Materials Co. .................................................... 125 28,180
Westlake Corp. ........................................................ 132 15,770
490,881
Real Estate (0.0%):(c)
CBRE Group, Inc., Class A(a) .............................................. 229 18,483
Utilities (1.7%):
Alliant Energy Corp. .................................................... 497 26,083
Ameren Corp. ......................................................... 319 26,053
American Electric Power Co., Inc. ........................................... 286 24,081
American Water Works Co., Inc. ............................................ 161 22,983
Atmos Energy Corp. ..................................................... 227 26,409
CenterPoint Energy, Inc. .................................................. 939 27,372
CMS Energy Corp. ...................................................... 440 25,850
Consolidated Edison, Inc. ................................................. 314 28,386
Dominion Energy, Inc. ................................................... 435 22,529
DTE Energy Co. ....................................................... 243 26,735

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
19
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Duke Energy Corp. ...................................................... 296 $ 26,563
Edison International ..................................................... 327 22,710
Entergy Corp. ......................................................... 233 22,687
Essential Utilities, Inc. ................................................... 567 22,629
Evergy, Inc. ........................................................... 424 24,770
Eversource Energy ...................................................... 326 23,120
Exelon Corp. .......................................................... 582 23,711
FirstEnergy Corp. ....................................................... 655 25,466
NextEra Energy, Inc. .................................................... 301 22,334
NiSource, Inc. ......................................................... 872 23,849
PG&E Corp.(a) ........................................................ 1,293 22,343
PPL Corp. ............................................................ 974 25,772
Public Service Enterprise Group, Inc. ......................................... 402 25,169
Sempra Energy ........................................................ 170 24,750
The Southern Co. ....................................................... 425 29,856
WEC Energy Group, Inc. ................................................. 295 26,031
Xcel Energy, Inc. ....................................................... 400 24,868
673,109
Total Common Stocks (Cost $5,990,186) 10,346,562
Exchange-Traded Funds (0.0%)(c)
iShares Russell 2000 ETF ................................................. 1 1
Total Exchange-Traded Funds (Cost $1) 1
Investment Companies (74.0%)
Federated Hermes Treasury Obligations Fund, 4.95% (d)(d)(e) ...................... 30,039,245 30,039,245
Total Investment Companies (Cost $30,039,245) 30,039,245
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(d) ........ 1,601 1,601
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(d) ............ 1,601 1,601
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(d) ............... 1,601 1,601
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(d) . 1,601 1,601
Total Collateral for Securities Loaned (Cost $6,404) 6,404
Total Investments (Cost $36,035,836) — 99.6% 40,392,212
Other assets in excess of liabilities — 0.4% 179,465
NET ASSETS - 100.00% $ 40,571,677
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on June 30, 2023.
(e) Represents an investment greater than 25% of the Fund's net assets.  The financial statements and portfolio holdings for these securities can be found at
www.sec.gov
ETF—Exchange-Traded Fund
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 9/15/23 $ 217,455 $ 224,412 $ 6,957
Total unrealized appreciation $ 6,957

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
20
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Total unrealized depreciation $ —
Total net unrealized appreciation (depreciation) $ 6,957

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
Victory Market Neutral Income Fund
21
See notes to financial statements.
Security Description Shares Value
Common Stocks (90.7%)
Australia (1.8%):
Energy (0.4%):
Santos Ltd. ........................................................... 1,185,693 $ 5,931,271
Woodside Energy Group Ltd. .............................................. 204,299 4,724,699
10,655,970
Financials (0.8%):
ANZ Group Holdings Ltd. ................................................ 477,744 7,560,891
National Australia Bank Ltd. ............................................... 428,626 7,536,926
Westpac Banking Corp. .................................................. 565,674 8,052,609
23,150,426
Materials (0.6%):
BHP Group Ltd. ........................................................ 177,788 5,343,458
Fortescue Metals Group Ltd. ............................................... 272,768 4,046,621
Rio Tinto Ltd. ......................................................... 72,345 5,538,916
South32 Ltd. .......................................................... 1,431,075 3,602,063
18,531,058
52,337,454
Austria (0.1%):
Energy (0.1%):
OMV AG ............................................................ 86,803 3,685,492
Bermuda (0.4%):
Industrials (0.4%):
Triton International Ltd. .................................................. 123,500 10,282,610
Brazil (2.3%):
Communication Services (0.4%):
Telefonica Brasil SA ..................................................... 223,900 2,023,550
TIM SA .............................................................. 3,025,400 9,238,538
11,262,088
Consumer Discretionary (0.1%):
Vibra Energia SA ....................................................... 889,800 3,354,615
Consumer Staples (0.7%):
Ambev SA ............................................................ 2,905,900 9,353,117
JBS SA .............................................................. 2,752,000 10,036,118
19,389,235
Financials (0.6%):
Banco Bradesco SA ..................................................... 879,500 2,689,367
Banco do Brasil SA ..................................................... 269,800 2,783,825
BB Seguridade Participacoes SA ............................................ 2,101,700 13,507,385
18,980,577
Industrials (0.1%):
Cielo SA ............................................................. 3,655,300 3,504,361
Materials (0.3%):
Cia Siderurgica Nacional SA ............................................... 774,900 1,963,268
Suzano SA ............................................................ 519,400 4,797,266
Vale SA .............................................................. 55,800 748,475
7,509,009
Utilities (0.1%):
Engie Brasil Energia SA .................................................. 267,200 2,549,944
66,549,829
Canada (3.5%):
Communication Services (0.7%):
BCE, Inc. ............................................................ 230,028 10,488,971

Victory Portfolios II
Victory Market Neutral Income Fund
22
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
TELUS Corp. (a) ....................................................... 482,467 $ 9,390,004
19,878,975
Energy (0.9%):
Enbridge, Inc. ......................................................... 239,563 8,905,392
Pembina Pipeline Corp. .................................................. 215,969 6,790,812
Suncor Energy, Inc. ..................................................... 134,698 3,951,657
TC Energy Corp. ....................................................... 170,231 6,880,694
26,528,555
Financials (1.2%):
Canadian Imperial Bank of Commerce ........................................ 171,492 7,322,654
Great-West Lifeco, Inc. ................................................... 312,509 9,076,115
Power Corp. of Canada ................................................... 355,668 9,575,057
The Bank of Nova Scotia ................................................. 174,117 8,712,422
34,686,248
Utilities (0.7%):
Emera, Inc. ........................................................... 214,350 8,829,032
Fortis, Inc. ............................................................ 255,220 10,999,932
19,828,964
100,922,742
Chile (0.7%):
Consumer Staples (0.2%):
Cencosud SA .......................................................... 3,082,888 5,980,574
Energy (0.1%):
Empresas Copec SA ..................................................... 335,793 2,494,312
Financials (0.4%):
Banco de Chile ........................................................ 17,981,425 1,878,710
Banco Santander Chile ................................................... 194,776,100 9,225,609
11,104,319
19,579,205
China (4.7%):
Consumer Staples (0.0%):(b)
Tingyi Cayman Islands Holding Corp. ........................................ 452,000 703,841
Energy (1.2%):
China Petroleum & Chemical Corp. , Class H ................................... 20,590,000 12,106,152
China Shenhua Energy Co. Ltd. , Class H ...................................... 3,847,000 11,790,041
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 2,162,169 2,961,009
Yankuang Energy Group Co. Ltd. , Class H ..................................... 2,798,000 8,033,698
34,890,900
Financials (2.8%):
Agricultural Bank of China Ltd. , Class H ...................................... 31,500,000 12,406,088
Bank of China Ltd. , Class H ............................................... 32,548,000 13,068,277
Bank of Communications Co. Ltd. , Class H .................................... 14,159,000 9,394,719
China Cinda Asset Management Co. Ltd. , Class H ............................... 26,374,000 2,636,386
China CITIC Bank Corp. Ltd. , Class H ....................................... 24,301,000 11,425,739
China Construction Bank Corp. , Class H ...................................... 9,439,000 6,111,266
China Galaxy Securities Co. Ltd. , Class H ..................................... 14,777,000 7,910,261
China Merchants Securities Co. Ltd. , Class H (c) ................................. 2,668,200 2,519,337
China Minsheng Banking Corp. Ltd. , Class H ................................... 18,351,000 6,794,253
Industrial & Commercial Bank of China Ltd. , Class H ............................. 12,827,000 6,855,160
New China Life Insurance Co. Ltd. , Class H .................................... 766,900 2,026,652
81,148,138
Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd. , Class H (c) ..................... 9,703,000 3,675,680

Victory Portfolios II
Victory Market Neutral Income Fund
23
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Materials (0.5%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 1,823,000 $ 4,850,432
China Hongqiao Group Ltd. ............................................... 5,138,000 4,196,809
China National Building Material Co. Ltd. , Class H .............................. 8,408,000 5,195,852
14,243,093
134,661,652
Colombia (0.1%):
Utilities (0.1%):
Interconexion Electrica SA ESP ............................................. 435,906 1,767,921
Czech Republic (0.4%):
Financials (0.2%):
Komercni Banka AS ..................................................... 215,638 6,580,159
Utilities (0.2%):
CEZ AS ............................................................. 117,701 4,869,068
11,449,227
Denmark (0.1%):
Industrials (0.1%):
AP Moller - Maersk A/S , Class B ........................................... 1,842 3,239,167
Finland (0.4%):
Financials (0.2%):
Nordea Bank Abp ....................................................... 627,667 6,839,416
Materials (0.2%):
Stora Enso Oyj , Class R .................................................. 374,512 4,344,655
11,184,071
France (2.1%):
Communication Services (0.3%):
Orange SA ............................................................ 905,801 10,584,579
Energy (0.2%):
TotalEnergies SE ....................................................... 93,604 5,372,789
Financials (1.0%):
Amundi SA (c) ......................................................... 83,667 4,942,464
AXA SA ............................................................. 231,588 6,843,075
BNP Paribas SA ........................................................ 91,981 5,803,993
Credit Agricole SA ...................................................... 560,016 6,648,915
Societe Generale SA ..................................................... 189,283 4,922,069
29,160,516
Industrials (0.3%):
Bouygues SA .......................................................... 244,291 8,205,782
Utilities (0.3%):
Engie SA ............................................................. 464,614 7,736,439
61,060,105
Germany (1.4%):
Communication Services (0.2%):
Telefonica Deutschland Holding AG ......................................... 2,235,266 6,290,579
Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG ............................................. 63,952 7,865,796
Mercedes-Benz Group AG ................................................ 65,054 5,235,779
13,101,575
Industrials (0.2%):
Deutsche Post AG , Registered Shares ........................................ 134,969 6,594,259

Victory Portfolios II
Victory Market Neutral Income Fund
24
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Materials (0.2%):
Evonik Industries AG .................................................... 246,889 $ 4,703,962
Real Estate (0.1%):
Vonovia SE ........................................................... 154,640 3,019,775
Utilities (0.3%):
E.ON SE ............................................................. 599,265 7,654,521
41,364,671
Hong Kong (1.2%):
Industrials (0.0%):(b)
China Merchants Port Holdings Co. Ltd. ...................................... 926,000 1,310,040
Real Estate (0.6%):
Henderson Land Development Co. Ltd. ....................................... 412,000 1,226,989
Sino Land Co. Ltd. ...................................................... 3,254,000 4,006,178
Sun Hung Kai Properties Ltd. .............................................. 571,000 7,214,639
Swire Pacific Ltd. , Class A ................................................ 710,000 5,454,910
17,902,716
Utilities (0.6%):
CLP Holdings Ltd. ...................................................... 1,116,000 8,692,411
Hong Kong & China Gas Co. Ltd. ........................................... 8,236,000 7,132,571
15,824,982
35,037,738
India (1.3%):
Communication Services (0.1%):
Indus Towers Ltd. (d) .................................................... 1,273,911 2,556,392
Consumer Discretionary (0.3%):
Bajaj Auto Ltd. ........................................................ 163,404 9,363,356
Consumer Staples (0.2%):
ITC Ltd. ............................................................. 1,196,713 6,599,106
Energy (0.4%):
Bharat Petroleum Corp. Ltd. ............................................... 1,466,389 6,525,696
Hindustan Petroleum Corp. Ltd. ............................................ 1,277,618 4,271,453
10,797,149
Utilities (0.3%):
NTPC Ltd. ............................................................ 2,269,737 5,242,481
Power Grid Corp. of India Ltd. ............................................. 1,054,630 3,287,949
8,530,430
37,846,433
Indonesia (1.0%):
Communication Services (0.1%):
PT Telkom Indonesia Persero Tbk ........................................... 8,225,800 2,200,955
Consumer Discretionary (0.0%):(b)
PT Astra International Tbk ................................................ 3,248,700 1,473,786
Consumer Staples (0.1%):
PT Indofood Sukses Makmur Tbk ........................................... 3,742,400 1,835,387
Energy (0.7%):
PT Adaro Energy Indonesia Tbk ............................................ 56,325,500 8,384,180
PT Bukit Asam Tbk ..................................................... 18,588,000 3,318,194
PT Indo Tambangraya Megah Tbk ........................................... 1,669,400 2,688,118
PT United Tractors Tbk .................................................. 3,486,800 5,408,573
19,799,065

Victory Portfolios II
Victory Market Neutral Income Fund
25
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 24,017,400 $ 2,102,908
27,412,101
Ireland (0.3%):
Health Care (0.3%):
Medtronic PLC ........................................................ 91,090 8,025,029
Israel (0.1%):
Materials (0.1%):
ICL Group Ltd. ........................................................ 689,677 3,788,047
Italy (1.9%):
Energy (0.2%):
Eni SpA ............................................................. 411,776 5,927,522
Financials (0.9%):
Assicurazioni Generali SpA ............................................... 371,755 7,559,277
Intesa Sanpaolo SpA ..................................................... 2,032,068 5,327,065
Mediobanca Banca di Credito Finanziario SpA .................................. 615,742 7,371,262
Poste Italiane SpA (c) .................................................... 579,000 6,271,664
26,529,268
Utilities (0.8%):
Enel SpA ............................................................. 1,148,983 7,746,190
Snam SpA ............................................................ 1,515,547 7,920,024
Terna - Rete Elettrica Nazionale ............................................ 920,963 7,854,294
23,520,508
55,977,298
Japan (3.4%):
Communication Services (0.5%):
SoftBank Corp. ........................................................ 1,326,400 14,174,457
Consumer Discretionary (0.4%):
Sekisui House Ltd. ...................................................... 498,900 10,078,629
Consumer Staples (0.3%):
Japan Tobacco, Inc. ..................................................... 437,800 9,591,440
Energy (0.2%):
Inpex Corp. ........................................................... 442,300 4,859,819
Health Care (0.4%):
Takeda Pharmaceutical Co. Ltd. ............................................ 331,800 10,427,089
Industrials (0.7%):
Marubeni Corp. ........................................................ 463,600 7,902,424
Nippon Yusen KK ...................................................... 179,200 3,980,204
Sumitomo Corp. ........................................................ 430,200 9,127,631
21,010,259
Information Technology (0.3%):
Canon, Inc. ........................................................... 381,800 10,037,284
Materials (0.2%):
Nippon Steel Corp. ...................................................... 284,200 5,948,720
Real Estate (0.4%):
Daiwa House Industry Co. Ltd. ............................................. 401,000 10,596,315
96,724,012
Malaysia (0.7%):
Financials (0.2%):
CIMB Group Holdings Bhd ............................................... 1,024,000 1,112,116
Malayan Banking Bhd ................................................... 567,100 1,049,712

Victory Portfolios II
Victory Market Neutral Income Fund
26
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
RHB Bank Bhd ........................................................ 4,292,300 $ 5,001,272
7,163,100
Industrials (0.0%):(b)
Gamuda Bhd .......................................................... 1,048,100 989,669
Materials (0.2%):
Petronas Chemicals Group Bhd ............................................. 4,754,200 6,123,834
Utilities (0.3%):
Tenaga Nasional Bhd .................................................... 3,692,400 7,167,446
21,444,049
Mexico (1.7%):
Consumer Staples (0.6%):
Arca Continental SAB de CV .............................................. 929,710 9,557,858
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 3,732,448 8,302,810
17,860,668
Financials (0.5%):
Banco del Bajio SA (c) ................................................... 408,819 1,242,653
Grupo Financiero Banorte SAB de CV , Class O ................................. 1,508,047 12,443,106
13,685,759
Industrials (0.4%):
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 618,467 6,572,793
Grupo Aeroportuario del Pacifico SAB de CV , Class B ............................ 326,128 5,854,640
12,427,433
Materials (0.2%):
Orbia Advance Corp. SAB de CV ........................................... 2,666,232 5,745,625
49,719,485
Netherlands (1.5%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 3,111,647 11,107,438
Consumer Staples (0.0%):(b)
X5 Retail Group NV, GDR (d) (e) (f) .......................................... 201,753 15,821
Financials (0.4%):
ABN AMRO Bank NV (c) ................................................. 294,224 4,572,759
NN Group NV ......................................................... 170,650 6,316,460
10,889,219
Health Care (0.2%):
Koninklijke Philips NV (d) ................................................ 262,163 5,679,915
Industrials (0.2%):
Randstad NV .......................................................... 97,516 5,142,475
Real Estate (0.3%):
NEPI Rockcastle NV .................................................... 1,538,384 9,007,004
41,841,872
Norway (0.6%):
Communication Services (0.2%):
Telenor ASA (a) ........................................................ 644,631 6,538,939
Energy (0.1%):
Aker BP ASA ......................................................... 160,318 3,762,828
Materials (0.3%):
Norsk Hydro ASA ...................................................... 600,275 3,579,864

Victory Portfolios II
Victory Market Neutral Income Fund
27
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Yara International ASA ................................................... 125,502 $ 4,436,044
8,015,908
18,317,675
Philippines (0.2%):
Communication Services (0.2%):
PLDT, Inc. ............................................................ 255,860 6,063,224
Poland (0.2%):
Energy (0.2%):
ORLEN SA ........................................................... 342,437 5,430,127
Financials (0.0%):(b)
Powszechny Zaklad Ubezpieczen SA ......................................... 83,991 815,073
6,245,200
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA ............................................... 330,336 9,099,418
Energy (0.2%):
Galp Energia SGPS SA ................................................... 409,353 4,783,196
13,882,614
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC (e) (f) ............................................. 2,330,210 61,701
Rostelecom PJSC (e) (f) ................................................... 6,752,730 54,022
115,723
Consumer Staples (0.0%):(b)
Magnit PJSC (d) (e) (f) .................................................... 93,217 939
Energy (0.0%):(b)
Tatneft PJSC (e) (f) ...................................................... 827,565 35,212
Financials (0.0%):(b)
Moscow Exchange MICEX-RTS PJSC (d) (e) (f) .................................. 2,604,790 29,278
Materials (0.0%):(b)
Magnitogorsk Iron & Steel Works PJSC (d) (e) (f) ................................. 4,673,660 —
MMC Norilsk Nickel PJSC (d) (e) (f) .......................................... 14,877 33,759
Novolipetsk Steel PJSC (d) (e) (f) ............................................ 1,477,080 31,206
Polyus PJSC (d) (e) (f) .................................................... 34,403 43,121
Severstal PAO (d) (e) (f) ................................................... 223,944 —
108,086
Utilities (0.0%):(b)
Inter RAO UES PJSC (d) (e) (f) .............................................. 128,274,200 41,192
RusHydro PJSC (e) (f) .................................................... 694,437,000 54,773
95,965
385,203
Singapore (0.6%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 5,424,900 10,050,068
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 3,053,300 8,603,707
18,653,775
South Africa (1.1%):
Communication Services (0.0%):(b)
Vodacom Group Ltd. .................................................... 182,326 1,136,582

Victory Portfolios II
Victory Market Neutral Income Fund
28
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Energy (0.3%):
Exxaro Resources Ltd. ................................................... 1,074,586 $ 9,376,134
Financials (0.2%):
Nedbank Group Ltd. ..................................................... 501,517 6,094,610
Materials (0.6%):
African Rainbow Minerals Ltd. ............................................. 361,151 3,811,757
Anglo American Platinum Ltd. ............................................. 96,811 4,377,953
Impala Platinum Holdings Ltd. ............................................. 378,262 2,520,998
Sasol Ltd. ............................................................ 243,643 3,019,763
Sibanye Stillwater Ltd. ................................................... 1,482,383 2,287,243
16,017,714
32,625,040
South Korea (1.1%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 103,348 6,961,892
Consumer Staples (0.3%):
KT&G Corp. .......................................................... 151,940 9,544,702
Financials (0.5%):
Hana Financial Group, Inc. ................................................ 139,094 4,152,463
KB Financial Group, Inc. ................................................. 133,686 4,852,277
Shinhan Financial Group Co. Ltd. ........................................... 193,966 5,014,644
14,019,384
30,525,978
Spain (0.5%):
Communication Services (0.3%):
Telefonica SA ......................................................... 1,889,439 7,670,311
Utilities (0.2%):
Endesa SA ............................................................ 353,585 7,596,976
15,267,287
Sweden (0.6%):
Consumer Discretionary (0.2%):
H & M Hennes & Mauritz AB , Class B ....................................... 365,678 6,290,922
Financials (0.2%):
Swedbank AB , Class A ................................................... 335,183 5,658,610
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 917,988 4,989,482
16,939,014
Switzerland (0.9%):
Consumer Discretionary (0.2%):
Garmin Ltd. ........................................................... 63,046 6,575,067
Financials (0.3%):
Swiss Re AG .......................................................... 75,809 7,640,862
Industrials (0.2%):
Kuehne + Nagel International AG , Class R ..................................... 23,001 6,815,418
Materials (0.2%):
Glencore PLC ......................................................... 794,071 4,501,558
25,532,905
Taiwan (5.7%):
Communication Services (0.0%):(b)
Far EasTone Telecommunications Co. Ltd. ..................................... 369,000 932,112

Victory Portfolios II
Victory Market Neutral Income Fund
29
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.6%):
Cathay Financial Holding Co. Ltd. ........................................... 5,617,000 $ 7,799,396
China Development Financial Holding Corp. ................................... 17,650,000 7,036,585
Yuanta Financial Holding Co. Ltd. ........................................... 1,654,000 1,230,366
16,066,347
Industrials (0.4%):
China Airlines Ltd. ...................................................... 3,582,000 3,025,435
Wan Hai Lines Ltd. ..................................................... 4,112,000 7,830,855
Yang Ming Marine Transport Corp. .......................................... 441,000 895,784
11,752,074
Information Technology (3.3%):
Acer, Inc. ............................................................ 8,648,000 8,727,811
Asustek Computer, Inc. ................................................... 659,000 6,673,131
Compal Electronics, Inc. .................................................. 13,568,000 12,763,865
Gigabyte Technology Co. Ltd. .............................................. 1,043,000 8,181,292
MediaTek, Inc. ......................................................... 247,000 5,468,697
Micro-Star International Co. Ltd. ............................................ 1,266,000 7,200,261
Novatek Microelectronics Corp. ............................................ 786,000 10,794,167
Pegatron Corp. ......................................................... 4,764,000 11,472,207
Quanta Computer, Inc. ................................................... 3,232,000 15,787,945
Realtek Semiconductor Corp. .............................................. 163,000 2,032,810
Synnex Technology International Corp. ....................................... 3,659,000 6,825,928
95,928,114
Materials (1.4%):
Asia Cement Corp. ...................................................... 8,008,000 11,435,186
China Steel Corp. ....................................................... 7,179,000 6,790,057
Formosa Plastics Corp. ................................................... 2,946,000 8,116,941
Nan Ya Plastics Corp. .................................................... 5,276,000 12,309,562
38,651,746
163,330,393
Thailand (2.4%):
Communication Services (0.4%):
Advanced Info Service PCL ............................................... 197,700 1,194,746
Intouch Holdings PCL ................................................... 5,574,700 11,651,112
12,845,858
Energy (1.2%):
Banpu PCL ........................................................... 43,186,700 10,803,036
PTT Exploration & Production PCL .......................................... 1,897,800 8,042,638
PTT PCL ............................................................. 11,177,000 10,581,162
Thai Oil PCL .......................................................... 4,597,700 5,753,612
35,180,448
Materials (0.2%):
The Siam Cement PCL ................................................... 505,800 4,599,567
Real Estate (0.4%):
Land & Houses PCL ..................................................... 44,695,600 10,667,917
Utilities (0.2%):
Ratch Group PCL ....................................................... 5,619,200 5,672,128
68,965,918
Turkey (0.2%):
Financials (0.1%):
Akbank TAS .......................................................... 1,678,127 1,306,670
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS (d) ..................................... 2,225,284 3,164,655
4,471,325

Victory Portfolios II
Victory Market Neutral Income Fund
30
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
United Kingdom (1.1%):
Communication Services (0.2%):
Vodafone Group PLC .................................................... 5,985,711 $ 5,642,584
Health Care (0.3%):
GSK PLC ............................................................ 387,811 6,871,884
Materials (0.3%):
Anglo American PLC .................................................... 115,657 3,292,624
Evraz PLC (d) (e) (f) ...................................................... 753,373 387,434
Rio Tinto PLC ......................................................... 83,936 5,333,238
9,013,296
Utilities (0.3%):
National Grid PLC ...................................................... 670,077 8,882,682
30,410,446
United States (43.9%):
Communication Services (1.8%):
Cogent Communications Holdings, Inc. ....................................... 133,817 9,004,546
Comcast Corp. , Class A .................................................. 162,497 6,751,750
John Wiley & Sons, Inc. , Class A ............................................ 157,679 5,365,817
Omnicom Group, Inc. .................................................... 80,819 7,689,928
Paramount Global , Class B (a) .............................................. 164,892 2,623,432
The Interpublic Group of Cos., Inc. .......................................... 185,683 7,163,650
Verizon Communications, Inc. .............................................. 208,938 7,770,404
Warner Music Group Corp. , Class A ......................................... 181,800 4,743,162
51,112,689
Consumer Discretionary (5.6%):
Best Buy Co., Inc. ...................................................... 55,511 4,549,127
Bloomin' Brands, Inc. .................................................... 232,655 6,256,093
Camping World Holdings, Inc. , Class A (a) ..................................... 215,338 6,481,674
Carter's, Inc. .......................................................... 88,600 6,432,360
Cracker Barrel Old Country Store, Inc. ........................................ 61,178 5,700,566
Darden Restaurants, Inc. .................................................. 48,112 8,038,553
Dine Brands Global, Inc. ................................................. 85,100 4,938,353
Foot Locker, Inc. ....................................................... 118,400 3,209,824
Graham Holdings Co. , Class B ............................................. 2,400 1,371,552
Jack in the Box, Inc. ..................................................... 69,389 6,767,509
Kontoor Brands, Inc. .................................................... 96,223 4,050,988
La-Z-Boy, Inc. ......................................................... 187,895 5,381,313
LCI Industries ......................................................... 49,400 6,242,184
Levi Strauss & Co. , Class A ............................................... 337,200 4,865,796
MDC Holdings, Inc. ..................................................... 172,781 8,080,967
Monro, Inc. ........................................................... 142,711 5,798,348
Nordstrom, Inc. (a) ...................................................... 199,000 4,073,530
Papa John's International, Inc. .............................................. 78,600 5,803,038
Patrick Industries, Inc. ................................................... 80,825 6,466,000
Ralph Lauren Corp. ..................................................... 55,300 6,818,490
Red Rock Resorts, Inc. , Class A ............................................. 152,300 7,124,594
Steven Madden Ltd. ..................................................... 167,800 5,485,382
Strategic Education, Inc. .................................................. 102,767 6,971,713
The Buckle, Inc. ........................................................ 182,477 6,313,704
The Cheesecake Factory, Inc. .............................................. 143,300 4,955,314
Travel + Leisure Co. ..................................................... 149,900 6,046,966
Upbound Group, Inc. .................................................... 155,898 4,853,105
Vail Resorts, Inc. ....................................................... 25,387 6,391,431
VF Corp. ............................................................. 158,772 3,030,958
162,499,432
Consumer Staples (4.6%):
Altria Group, Inc. ....................................................... 174,648 7,911,555
Cal-Maine Foods, Inc. ................................................... 114,500 5,152,500
Conagra Brands, Inc. .................................................... 244,049 8,229,332

Victory Portfolios II
Victory Market Neutral Income Fund
31
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Fresh Del Monte Produce, Inc. ............................................. 250,379 $ 6,437,244
J & J Snack Foods Corp. .................................................. 66,000 10,451,760
Kellogg Co. ........................................................... 140,576 9,474,822
Kimberly-Clark Corp. .................................................... 80,113 11,060,401
Medifast, Inc. ......................................................... 47,362 4,364,882
Nu Skin Enterprises, Inc. , Class A ........................................... 159,181 5,284,809
Philip Morris International, Inc. ............................................. 89,249 8,712,487
Spectrum Brands Holdings, Inc. ............................................ 71,200 5,557,160
The Clorox Co. ........................................................ 43,095 6,853,829
The Coca-Cola Co. ...................................................... 182,300 10,978,106
The Kraft Heinz Co. ..................................................... 218,927 7,771,909
Tyson Foods, Inc. , Class A ................................................ 133,317 6,804,500
Universal Corp. ........................................................ 182,617 9,119,893
Vector Group Ltd. ...................................................... 617,219 7,906,575
132,071,764
Energy (3.3%):
Archrock, Inc. ......................................................... 544,798 5,584,179
Chevron Corp. ......................................................... 36,141 5,686,786
Comstock Resources, Inc. ................................................. 293,600 3,405,760
CONSOL Energy, Inc. ................................................... 71,500 4,848,415
Coterra Energy, Inc. ..................................................... 176,412 4,463,224
Crescent Energy Co. , Class A (a) ............................................ 378,700 3,946,054
CVR Energy, Inc. ....................................................... 137,200 4,110,512
Devon Energy Corp. ..................................................... 65,956 3,188,313
EOG Resources, Inc. .................................................... 37,782 4,323,772
Exxon Mobil Corp. ..................................................... 51,579 5,531,848
Kinder Morgan, Inc. ..................................................... 414,450 7,136,829
Kinetik Holdings, Inc. (a) ................................................. 199,300 7,003,402
Northern Oil and Gas, Inc. ................................................ 127,900 4,389,528
ONEOK, Inc. .......................................................... 85,500 5,277,060
Phillips 66 ............................................................ 46,523 4,437,364
Pioneer Natural Resources Co. ............................................. 23,110 4,787,930
Sitio Royalties Corp. , Class A (a) ............................................ 229,709 6,034,455
The Williams Cos., Inc. .................................................. 213,921 6,980,242
Valero Energy Corp. ..................................................... 31,290 3,670,317
94,805,990
Financials (8.7%):
Ally Financial, Inc. ...................................................... 122,332 3,304,187
Ares Management Corp. , Class A ........................................... 57,706 5,559,973
Artisan Partners Asset Management, Inc. , Class A ................................ 221,716 8,715,656
Associated Banc-Corp. ................................................... 394,600 6,404,358
Bank of Hawaii Corp. (a) .................................................. 133,700 5,512,451
Blackstone, Inc. ........................................................ 41,921 3,897,395
Bread Financial Holdings, Inc. ............................................. 107,427 3,372,134
Citigroup, Inc. ......................................................... 117,484 5,408,963
Citizens Financial Group, Inc. .............................................. 147,433 3,845,053
CME Group, Inc. ....................................................... 47,106 8,728,271
Columbia Banking System, Inc. ............................................ 303,353 6,151,999
Comerica, Inc. ......................................................... 81,965 3,472,037
Fidelity National Financial, Inc. ............................................ 151,435 5,451,660
Fifth Third Bancorp ..................................................... 155,986 4,088,393
First Financial Bancorp ................................................... 425,654 8,700,368
First Hawaiian, Inc. ..................................................... 344,300 6,200,843
Franklin Resources, Inc. .................................................. 169,972 4,539,952
Fulton Financial Corp. ................................................... 560,464 6,680,731
Hope Bancorp, Inc. ..................................................... 710,758 5,984,582
Huntington Bancshares, Inc. ............................................... 406,068 4,377,413
Jackson Financial, Inc. , Class A ............................................. 110,083 3,369,641
KeyCorp ............................................................. 297,504 2,748,937
Lazard Ltd. , Class A ..................................................... 185,100 5,923,200
M&T Bank Corp. ....................................................... 38,969 4,822,803
Moelis & Co. , Class A ................................................... 142,175 6,446,215

Victory Portfolios II
Victory Market Neutral Income Fund
32
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Morgan Stanley ........................................................ 69,956 $ 5,974,242
Navient Corp. ......................................................... 348,356 6,472,455
Northern Trust Corp. .................................................... 59,789 4,432,757
Northwest Bancshares, Inc. ................................................ 811,218 8,598,911
Pacific Premier Bancorp, Inc. .............................................. 274,400 5,674,592
PacWest Bancorp (a) ..................................................... 230,500 1,878,575
Principal Financial Group, Inc. ............................................. 70,424 5,340,956
Provident Financial Services, Inc. ........................................... 397,885 6,501,441
Radian Group, Inc. ...................................................... 411,400 10,400,192
Regions Financial Corp. .................................................. 263,420 4,694,144
Sandy Spring Bancorp, Inc. ................................................ 269,300 6,107,724
T. Rowe Price Group, Inc. ................................................. 38,487 4,311,314
The Carlyle Group, Inc. .................................................. 126,420 4,039,119
The PNC Financial Services Group, Inc. ...................................... 40,032 5,042,030
Truist Financial Corp. .................................................... 130,504 3,960,796
U.S. Bancorp .......................................................... 143,928 4,755,381
Unum Group .......................................................... 128,240 6,117,048
UWM Holdings Corp. (a) ................................................. 1,045,800 5,856,480
Virtu Financial, Inc. , Class A ............................................... 444,300 7,593,087
Webster Financial Corp. .................................................. 110,423 4,168,468
WesBanco, Inc. ........................................................ 216,265 5,538,547
251,165,474
Health Care (2.3%):
AbbVie, Inc. .......................................................... 55,993 7,543,937
Amgen, Inc. ........................................................... 38,536 8,555,763
Bristol-Myers Squibb Co. ................................................. 129,216 8,263,363
Gilead Sciences, Inc. .................................................... 85,955 6,624,552
Johnson & Johnson ..................................................... 75,686 12,527,547
Patterson Cos., Inc. ..................................................... 309,791 10,303,648
Pfizer, Inc. ............................................................ 186,054 6,824,460
Viatris, Inc. ........................................................... 482,811 4,818,454
65,461,724
Industrials (4.2%):
3M Co. .............................................................. 58,618 5,867,075
CSG Systems International, Inc. ............................................ 152,200 8,027,028
Flowserve Corp. ........................................................ 208,400 7,742,060
GATX Corp. .......................................................... 82,800 10,659,672
H&E Equipment Services, Inc. ............................................. 102,344 4,682,238
HNI Corp. ............................................................ 266,215 7,501,939
Kennametal, Inc. ....................................................... 224,571 6,375,571
Kforce, Inc. ........................................................... 116,166 7,278,961
ManpowerGroup, Inc. ................................................... 97,600 7,749,440
MillerKnoll, Inc. ....................................................... 203,800 3,012,164
MSC Industrial Direct Co., Inc. ............................................. 128,371 12,231,189
Paychex, Inc. .......................................................... 64,045 7,164,714
Schneider National, Inc. , Class B ............................................ 47,200 1,355,584
Stanley Black & Decker, Inc. .............................................. 48,303 4,526,474
Trinity Industries, Inc. ................................................... 231,325 5,947,366
TTEC Holdings, Inc. .................................................... 131,600 4,453,344
United Parcel Service, Inc. , Class B .......................................... 38,375 6,878,719
Watsco, Inc. ........................................................... 17,079 6,515,126
Werner Enterprises, Inc. .................................................. 34,200 1,510,956
119,479,620
Information Technology (2.2%):
Cisco Systems, Inc. ..................................................... 160,065 8,281,763
Corning, Inc. .......................................................... 193,178 6,768,957
Dell Technologies, Inc. , Class C ............................................ 121,189 6,557,537
Hewlett Packard Enterprise Co. ............................................. 401,663 6,747,938
HP, Inc. .............................................................. 177,795 5,460,085
InterDigital, Inc. ....................................................... 82,097 7,926,465
International Business Machines Corp. ........................................ 66,198 8,857,954

Victory Portfolios II
Victory Market Neutral Income Fund
33
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
NetApp, Inc. .......................................................... 97,101 $ 7,418,517
Seagate Technology Holdings PLC .......................................... 67,209 4,158,221
62,177,437
Materials (2.4%):
Avient Corp. .......................................................... 114,700 4,691,230
Dow, Inc. ............................................................ 106,981 5,697,808
Eastman Chemical Co. ................................................... 59,211 4,957,145
Greif, Inc. , Class A ...................................................... 116,600 8,032,574
International Paper Co. ................................................... 154,957 4,929,182
LyondellBasell Industries NV , Class A ........................................ 59,006 5,418,521
Mativ Holdings, Inc. ..................................................... 200,556 3,032,407
NewMarket Corp. ...................................................... 31,060 12,489,847
Packaging Corp. of America ............................................... 45,090 5,959,094
Sensient Technologies Corp. ............................................... 113,100 8,044,803
Worthington Industries, Inc. ............................................... 92,782 6,445,566
69,698,177
Real Estate (0.3%):
Kennedy-Wilson Holdings, Inc. ............................................. 465,329 7,598,823
Utilities (8.5%):
ALLETE, Inc. ......................................................... 162,800 9,437,516
Alliant Energy Corp. .................................................... 149,051 7,822,196
American Electric Power Co., Inc. ........................................... 85,838 7,227,560
Avista Corp. .......................................................... 221,826 8,711,107
Brookfield Renewable Corp. , Class A ......................................... 210,776 6,649,803
Clearway Energy, Inc. , Class C ............................................. 280,300 8,005,368
CMS Energy Corp. ...................................................... 131,803 7,743,426
Consolidated Edison, Inc. ................................................. 94,068 8,503,747
Dominion Energy, Inc. ................................................... 130,354 6,751,034
DTE Energy Co. ....................................................... 72,922 8,022,878
Duke Energy Corp. ...................................................... 88,700 7,959,938
Edison International ..................................................... 97,978 6,804,572
Entergy Corp. ......................................................... 69,923 6,808,403
Evergy, Inc. ........................................................... 127,193 7,430,615
Eversource Energy ...................................................... 97,767 6,933,636
Exelon Corp. .......................................................... 174,540 7,110,760
FirstEnergy Corp. ....................................................... 196,491 7,639,570
MGE Energy, Inc. ...................................................... 106,027 8,387,796
New Jersey Resources Corp. ............................................... 190,200 8,977,440
NiSource, Inc. ......................................................... 261,345 7,147,786
Northwest Natural Holding Co. ............................................. 200,427 8,628,382
NorthWestern Corp. ..................................................... 188,100 10,676,556
Otter Tail Corp. ........................................................ 98,500 7,777,560
PPL Corp. ............................................................ 291,993 7,726,135
Public Service Enterprise Group, Inc. ......................................... 120,665 7,554,836
Sempra Energy ........................................................ 51,041 7,431,059
SJW Group ........................................................... 122,188 8,566,601
Spire, Inc. ............................................................ 135,800 8,615,152
The Southern Co. ....................................................... 127,508 8,957,437
WEC Energy Group, Inc. ................................................. 88,493 7,808,622
Xcel Energy, Inc. ....................................................... 119,884 7,453,188
245,270,679
1,261,341,809
Total Common Stocks (Cost $2,589,204,016) 2,608,858,016
Collateral for Securities Loaned (1.4%)^
United States (1.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (g) ........ 10,013,085 10,013,085
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (g) ............ 10,013,085 10,013,085
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (g) ............... 10,013,085 10,013,085

Victory Portfolios II
Victory Market Neutral Income Fund
34
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,339,844
Inter RAO UES PJSC .........................................
3/19/2021
7,868,060
Magnit PJSC ...............................................
8/22/2019
6,809,485
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370,482
MMC Norilsk Nickel PJSC .....................................
9/19/2014
4,446,120
Mobile TeleSystems PJSC .....................................
5/15/2020
9,690,609
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924,069
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421,417
Polyus PJSC ...............................................
9/17/2021
6,022,105
Rostelecom PJSC ............................................
9/18/2020
8,205,300
RusHydro PJSC .............................................
9/18/2020
7,349,118
Severstal PAO ..............................................
3/17/2017
4,076,024
Tatneft PJSC ...............................................
9/15/2017
5,787,174
X5 Retail Group NV, GDR .....................................
9/18/2020
5,468,213
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (g) . 10,013,085 $ 10,013,085
Total Collateral for Securities Loaned (Cost $40,052,340) 40,052,340
Total Investments (Cost $2,629,256,356) — 92.1% 2,648,910,356
Other assets in excess of liabilities — 7.9% 227,659,725
NET ASSETS - 100.00% $ 2,876,570,081
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$23,224,557 and amounted to 0.8% of net assets.
(d) Non-income producing security.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
(g) Rate disclosed is the daily yield on June 30, 2023.
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 4,581 9/15/23 $ 1,350,489,843 $ 1,405,175,940 $ 54,686,097
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5,584 9/15/23 $ 597,361,148 $ 601,815,600 $ (4,454,452)
E-Mini MSCI Emerging Markets Index
Futures .......................... 11,040 9/15/23 556,649,689 550,840,800 5,808,889
E-Mini Russell 2000 Index Futures ...... 6,003 9/15/23 566,307,359 571,395,555 (5,088,196)
E-Mini S&P 500 Futures .............. 9,869 9/15/23 2,146,507,179 2,214,726,963 (68,219,784)
$ (71,953,543)
Total unrealized appreciation $ 60,494,986
Total unrealized depreciation (77,762,432)
Total net unrealized appreciation (depreciation) $ (17,267,446)

Statements of Assets and Liabilities
June 30, 2023
35
See notes to financial statements.
Victory Portfolios II
Victory US 500
Enhanced Volatility
Wtd Index Fund
Victory Market
Neutral Income
Fund
Assets:
Investments, at value (Cost $36,035,836 and $2,629,256,356) $ 40,392,212 (a) $ 2,648,910,356 (b)
Foreign currency, at value (Cost $— and $2,615,147) — 2,620,016
Cash — 32,209,648
Deposit with broker for futures contracts 95,744 239,540,916
Receivables:
Interest and dividends 117,812 13,835,436
Capital shares issued 222 6,914,010
Investments sold — 13,262,195
Variation margin on open futures contracts 2,625 22,056,715
Reclaims — 1,748,892
From Adviser 27,945 682,033
Prepaid expenses 16,182 88,291
Total Assets 40,652,742 2,981,868,508
Liabilities:
Payables:
Collateral received on loaned securities 6,404 40,052,340
Investments purchased — 13,693,895
Capital shares redeemed 16,289 9,310,919
Variation margin on open futures contracts — 39,194,209
Accrued foreign capital gains taxes — 1,182,223
Accrued expenses and other payables:
Investment advisory fees 23,360 832,258
Administration fees 1,757 123,779
Custodian fees 959 202,998
Transfer agent fees 10,727 517,632
Compliance fees 31 2,225
Trustees' fees 126 577
12b-1 fees 6,844 16,266
Other accrued expenses 14,568 169,106
Total Liabilities 81,065 105,298,427
Commitments and contingencies (Note 5 )
Net Assets:
Capital 41,476,646 3,446,527,236
Total accumulated earnings/(loss) (904,969) (569,957,155)
Net Assets $ 40,571,677 $ 2,876,570,081
Net Assets
Class A $ 22,744,854 $ 96,836,476
Class C 10,986,056 14,467,948
Class I 6,840,767 2,750,881,993
Member Class — 14,383,664
Total $ 40,571,677 $ 2,876,570,081
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 2,342,755 11,564,197
Class C 1,212,226 1,753,085
Class I 703,658 325,940,863
Member Class — 1,716,885
Total 4,258,639 340,975,030
Net asset value, offering (except Class A) and redemption price per share:
Class A $ 9 .71 $ 8 .37
Class C(c) 9 .06 8 .25
Class I 9 .72 8 .44
Member Class — 8 .38
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .30 $ 8 .88
(a) Includes $6,173 of securities on loan.
(b) Includes $38,741,032 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2023
36
See notes to financial statements.
Victory Portfolios II
Victory US 500
Enhanced Volatility
Wtd Index Fund
Victory Market
Neutral Income
Fund
Investment Income:
Dividends $ 1,118,601 $ 182,931,727
Interest 1,978 9,692,500
Securities lending (net of fees) 3,105 1,317,055
Foreign tax withholding (289) (15,428,792)
Total Income 1,123,395 178,512,490
Expenses:
Investment advisory fees 334,886 13,277,104
Administration fees 26,308 2,085,351
Sub-Administration fees 19,303 20,476
12b-1 fees — Class A 61,040 299,389
12b-1 fees — Class C 141,006 163,854
Custodian fees 6,818 1,071,220
Transfer agent fees — Class A 24,832 63,149
Transfer agent fees — Class C 16,290 16,334
Transfer agent fees — Class I 10,098 4,251,705
Transfer agent fees — Member Class — 22,783
Trustees' fees 5,086 246,706
Compliance fees 445 35,518
Legal and audit fees 11,940 218,310
State registration and filing fees 45,375 560,463
Interfund lending — 43,924
Other expenses 18,832 492,223
Recoupment of prior expenses waived/reimbursed by Adviser — 3,907
Total Expenses 722,259 22,872,416
Expenses waived/reimbursed by Adviser (165,662) (7,053,744)
Net Expenses 556,597 15,818,672
Net Investment Income (Loss) 566,798 162,693,818
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (3,524,707) (365,721,913)
Foreign taxes on realized gains — (1,410,539)
Net realized gains (losses) from futures contracts 24,757 (8,863,504)
Net change in unrealized appreciation/depreciation on investment securities 2,790,145 429,063,481
Net change in unrealized appreciation/depreciation on futures contracts (1,235) (207,953,837)
Net change in accrued foreign taxes on unrealized gains — (955,078)
Net realized/unrealized gains (losses) on investments (711,040) (155,841,390)
Change in net assets resulting from operations $ (144,242) $ 6,852,428

37
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
Victory US 500 Enhanced Volatility
Wtd Index Fund Victory Market Neutral Income Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 566,798 $ 221,973 $ 162,693,818 $ 105,008,860
Net realized gains (losses) (3,499,950) 16,256,801 (375,995,956) 143,027,219
Net change in unrealized appreciation/depreciation 2,788,910 (21,917,476) 220,154,566 (293,060,197)
Change in net assets resulting from operations (144,242) (5,438,702) 6,852,428 (45,024,118)
Distributions to Shareholders:
Class A (6,956,793) (3,584,298) (13,710,723) (2,765,503)
Class C (4,065,874) (2,787,518) (1,853,227) (170,615)
Class I (2,646,462) (1,966,797) (410,481,501) (85,193,496)
Member Class — — (1,652,693) (241,400)
Change in net assets resulting from distributions to shareholders (13,669,129) (8,338,613) (427,698,144) (88,371,014)
Change in net assets resulting from capital transactions 224,126 (2,819,845) (1,659,421,176) 4,027,093,740
Change in net assets (13,589,245) (16,597,160) (2,080,266,892) 3,893,698,608
Net Assets:
Beginning of period 54,160,922 70,758,082 4,956,836,973 1,063,138,365
End of period $ 40,571,677 $ 54,160,922 $ 2,876,570,081 $ 4,956,836,973

38
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory US 500 Enhanced Volatility
Wtd Index Fund Victory Market Neutral Income Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Capital Transactions:
Class A
Proceeds from shares issued $ 2,464,259 $ 2,511,389 $ 62,987,365 $ 130,429,939
Distributions reinvested 6,757,772 3,473,757 13,520,880 2,740,812
Cost of shares redeemed (5,025,449) (5,730,344) (116,168,631) (29,648,616)
Total Class A $ 4,196,582 $ 254,802 $ (39,660,386) $ 103,522,135
Class C
Proceeds from shares issued $ 228,683 $ 564,931 $ 5,622,671 $ 15,009,927
Distributions reinvested 4,044,083 2,748,655 1,823,215 167,998
Cost of shares redeemed (6,290,299) (6,062,903) (6,410,937) (1,526,848)
Total Class C $ (2,017,533) $ (2,749,317) $ 1,034,949 $ 13,651,077
Class I
Proceeds from shares issued $ 211,251 $ 2,046,144 $ 1,938,576,092 $ 4,484,096,007
Distributions reinvested 2,612,050 1,952,504 381,387,646 79,965,218
Cost of shares redeemed (4,778,224) (4,323,978) (3,942,679,807) (665,931,613)
Total Class I $ (1,954,923) $ (325,330) $ (1,622,716,069) $ 3,898,129,612
Member Class
Proceeds from shares issued $ — $ — $ 4,183,963 $ 13,437,497
Distributions reinvested — — 1,652,693 241,400
Cost of shares redeemed — — (3,916,326) (1,887,981)
Total Member Class $ — $ — $ 1,920,330 $ 11,790,916
Change in net assets resulting from capital transactions $ 224,126 $ (2,819,845) $ (1,659,421,176) $ 4,027,093,740
Share Transactions:
Class A
Issued 213,758 165,396 7,204,386 13,604,423
Reinvested 647,293 220,223 1,604,814 289,322
Redeemed (442,647) (357,322) (13,366,593) (3,109,868)
Total Class A 418,404 28,297 (4,557,393) 10,783,877
Class C
Issued 19,832 36,850 631,588 1,587,725
Reinvested 415,155 183,026 220,691 17,992
Redeemed (573,725) (403,116) (753,112) (161,923)
Total Class C (138,738) (183,240) 99,167 1,443,794
Class I
Issued 20,474 121,867 218,354,542 465,846,238
Reinvested 249,545 123,729 44,830,914 8,386,294
Redeemed (420,028) (280,922) (447,180,482) (69,670,012)
Total Class I (150,009) (35,326) (183,995,026) 404,562,520
Member Class
Issued — — 469,592 1,402,956
Reinvested — — 196,577 25,481
Redeemed — — (443,553) (198,998)
Total Member Class — — 222,616 1,229,439
Change in Shares 129,657 (190,269) (188,230,636) 418,019,630

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
39
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $13.33 $16.62 $13.42 $14.26 $16.50
Investment Activities:
Net investment income (loss)(a) 0.16 0.08 0.07 0.08 0.13
Net realized and unrealized gains (losses) (0.05) (1.31) 4.77 0.88 (0.36)
Total from Investment Activities 0.11 (1.23) 4.84 0.96 (0.23)
Distributions to Shareholders from:
Net investment income (0.14) (0.08) (0.05) (0.07) (0.12)
Net realized gains (3.59) (1.98) (1.59) (1.73) (1.89)
Total Distributions (3.73) (2.06) (1.64) (1.80) (2.01)
Net Asset Value, End of Period $9.71 $13.33 $16.62 $13.42 $14.26
Total Return (excludes sales charge)(b) (0.84)% (9.25)% 38.05% 6.71% (0.01)%
Ratios to Average Net Assets:
Net Expenses(c) 0.99% 0.99% 0.99% 0.99% 0.99%
Net Investment Income (Loss) 1.37% 0.52% 0.47% 0.56% 0.84%
Gross Expenses(c) 1.30% 1.25% 1.24% 1.28% 1.25%
Supplemental Data:
Net Assets at end of period (000's) $22,745 $25,643 $31,504 $26,394 $33,406
Portfolio Turnover(d) 266%(e) 101% 68% 54% 120%(f)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Portfolio turnover increased significantly due to the long/cash strategy.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class C
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $12.68 $15.95 $12.99 $13.90 $16.16
Investment Activities:
Net investment income (loss)(a) 0.06 (0.03) (0.04) (0.03) 0.02
Net realized and unrealized gains (losses) (0.03) (1.25) 4.59 0.87 (0.35)
Total from Investment Activities 0.03 (1.28) 4.55 0.84 (0.33)
Distributions to Shareholders from:
Net investment income (0.06) (0.01) —(b) (0.02) (0.04)
Net realized gains (3.59) (1.98) (1.59) (1.73) (1.89)
Total Distributions (3.65) (1.99) (1.59) (1.75) (1.93)
Net Asset Value, End of Period $9.06 $12.68 $15.95 $12.99 $13.90
Total Return (excludes contingent deferred sales charge)(c) (1.56)% (9.97)% 36.98% 5.96% (0.73)%
Ratios to Average Net Assets:
Net Expenses(d) 1.74% 1.74% 1.74% 1.74% 1.74%
Net Investment Income (Loss) 0.60% (0.22)% (0.29)% (0.19)% 0.10%
Gross Expenses(d) 2.11% 2.03% 1.99% 2.03% 2.00%
Supplemental Data:
Net Assets at end of period (000's) $10,986 $17,132 $24,465 $26,240 $35,649
Portfolio Turnover(e) 266%(f) 101% 68% 54% 120%(g)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover increased significantly due to the long/cash strategy.
(g) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

41
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class I
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $13.34 $16.64 $13.43 $14.26 $16.50
Investment Activities:
Net investment income (loss)(a) 0.19 0.12 0.11 0.12 0.17
Net realized and unrealized gains (losses) (0.06) (1.31) 4.77 0.88 (0.36)
Total from Investment Activities 0.13 (1.19) 4.88 1.00 (0.19)
Distributions to Shareholders from:
Net investment income (0.16) (0.13) (0.08) (0.10) (0.16)
Net realized gains (3.59) (1.98) (1.59) (1.73) (1.89)
Total Distributions (3.75) (2.11) (1.67) (1.83) (2.05)
Net Asset Value, End of Period $9.72 $13.34 $16.64 $13.43 $14.26
Total Return(b) (0.60)% (9.03)% 38.43% 6.97% 0.24%
Ratios to Average Net Assets:
Net Expenses(c) 0.74% 0.74% 0.74% 0.74% 0.74%
Net Investment Income (Loss) 1.60% 0.78% 0.71% 0.86% 1.10%
Gross Expenses(c) 1.14% 1.02% 0.98% 1.02% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $6,841 $11,386 $14,789 $14,179 $26,501
Portfolio Turnover(d) 266%(e) 101% 68% 54% 120%(f)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Portfolio turnover increased significantly due to the long/cash strategy.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory Market Neutral Income Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $9.30 $9.51 $9.77 $9.51 $9.61
Investment Activities:
Net investment income (loss)(a) 0.35 0.38 0.29 0.27 0.32
Net realized and unrealized gains (losses) (0.26) (0.29) (0.06) 0.23 (0.13)
Total from Investment Activities 0.09 0.09 0.23 0.50 0.19
Distributions to Shareholders from:
Net investment income (0.36) (0.30) (0.24) (0.24) (0.27)
Net realized gains (0.66) — (0.25) — (0.02)
Total Distributions (1.02) (0.30) (0.49) (0.24) (0.29)
Net Asset Value, End of Period $8.37 $9.30 $9.51 $9.77 $9.51
Total Return (excludes sales charge)(b) 1.34% 0.90% 2.33% 5.31% 1.99%
Ratios to Average Net Assets:
Net Expenses(c) 0.75% 0.78%(d) 0.79%(d) 0.75% 0.75%
Net Investment Income (Loss) 4.00% 3.94% 3.03% 2.78% 3.36%
Gross Expenses(c) 0.80% 0.83% 0.95% 1.17% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $96,836 $150,010 $50,735 $12,870 $32,627
Portfolio Turnover(e) 87% 61% 89% 119%(f) 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d)
Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap. (See note
5 in the Notes to Financial Statements)
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

43
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Class C
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $9.19 $9.40 $9.69 $9.43 $9.54
Investment Activities:
Net investment income (loss)(a) 0.28 0.34 0.22 0.21 0.25
Net realized and unrealized gains (losses) (0.26) (0.31) (0.08) 0.22 (0.14)
Total from Investment Activities 0.02 0.03 0.14 0.43 0.11
Distributions to Shareholders from:
Net investment income (0.30) (0.24) (0.18) (0.17) (0.20)
Net realized gains (0.66) — (0.25) — (0.02)
Total Distributions (0.96) (0.24) (0.43) (0.17) (0.22)
Net Asset Value, End of Period $8.25 $9.19 $9.40 $9.69 $9.43
Total Return (excludes contingent deferred sales charge)(b) 0.53% 0.31% 1.40% 4.59% 1.19%
Ratios to Average Net Assets:
Net Expenses(c) 1.50% 1.53%(d) 1.54%(d) 1.50% 1.50%
Net Investment Income (Loss) 3.28% 3.59% 2.28% 2.20% 2.57%
Gross Expenses(c) 1.62% 1.93% 2.29% 2.62% 2.56%
Supplemental Data:
Net Assets at end of period (000's) $14,468 $15,197 $1,976 $626 $441
Portfolio Turnover(e) 87% 61% 89% 119%(f) 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d)
Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap. (See note
5 in the Notes to Financial Statements)
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory Market Neutral Income Fund
Class I
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $9.37 $9.57 $9.83 $9.55 $9.65
Investment Activities:
Net investment income (loss)(a) 0.38 0.42 0.33 0.31 0.38
Net realized and unrealized gains (losses) (0.26) (0.29) (0.08) 0.23 (0.16)
Total from Investment Activities 0.12 0.13 0.25 0.54 0.22
Distributions to Shareholders from:
Net investment income (0.39) (0.33) (0.26) (0.26) (0.30)
Net realized gains (0.66) — (0.25) — (0.02)
Total Distributions (1.05) (0.33) (0.51) (0.26) (0.32)
Net Asset Value, End of Period $8.44 $9.37 $9.57 $9.83 $9.55
Total Return(b) 1.68% 1.32% 2.62% 5.79% 2.25%
Ratios to Average Net Assets:
Net Expenses(c) 0.40% 0.43%(d) 0.44%(d) 0.40% 0.40%
Net Investment Income (Loss) 4.31% 4.40% 3.37% 3.23% 3.91%
Gross Expenses(c) 0.59% 0.62% 0.75% 0.89% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $2,750,882 $4,777,720 $1,007,909 $174,719 $54,920
Portfolio Turnover(e) 87% 61% 89% 119%(f) 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d)
Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap. (See note
5 in the Notes to Financial Statements)
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

45
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Member Class
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $9.31 $9.51 $9.62
Investment Activities:
Net investment income (loss)(b) 0.38 0.41 0.25
Net realized and unrealized gains (losses) (0.27) (0.29) 0.04
Total from Investment Activities 0.11 0.12 0.29
Distributions to Shareholders from:
Net investment income (0.38) (0.32) (0.15)
Net realized gains (0.66) — (0.25)
Total Distributions (1.04) (0.32) (0.40)
Net Asset Value, End of Period $8.38 $9.31 $9.51
Total Return(c)(d) 1.55% 1.20% 3.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.58%(g) 0.60%
Net Investment Income (Loss)(e) 4.32% 4.34% 3.94%
Gross Expenses(e)(f) 0.80% 1.08% 5.38%
Supplemental Data:
Net Assets at end of period (000's) $14,384 $13,910 $2,518
Portfolio Turnover(c)(h) 87% 61% 89%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g)
Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap. (See note
5 in the Notes to Financial Statements)
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2023
Victory Portfolios II
46
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, and American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund US 500 Enhanced Volatility Wtd Index Fund A, C, and I
Victory Market Neutral Income Fund Market Neutral Income Fund A, C, I, and Member Class

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
47
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
l
As of June 30, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for
Level 1 Level 2 Level 3 Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks ............................ $ 10,346,562 $ — $ — $ 10,346,562
Exchange-Traded Funds ...................... 1 — — 1
Investment Companies ....................... 30,039,245 — — 30,039,245
Collateral for Securities Loaned ................ 6,404 — — 6,404
Total .................................... $40,392,212 $— $— $40,392,212
Other Financial Investments:*
Assets:
Futures Contracts ........................... 6,957 — — 6,957
Total .................................... $6,957 $— $— $6,957
Market Neutral Income Fund
Common Stocks ............................ 1,524,763,697 1,083,305,861 788,458 2,608,858,016
Collateral for Securities Loaned ................ 40,052,340 — — 40,052,340
Total .................................... $1,564,816,037 $1,083,305,861 $788,458 $2,648,910,356
Other Financial Investments:*
Assets:
Futures Contracts ........................... 60,494,986 — — 60,494,986
Liabilities:
Futures Contracts ........................... (77,762,432) — — (77,762,432)
Total .................................... $(17,267,446) $— $— $(17,267,446)
*
Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
48
purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2023, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year June 30, 2023, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2023:
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 60,501,943 (77,762,432)
US 500 Enhanced Volatility Wtd Index Fund .................................................. $ 6,957 $ –
Market Neutral Income Fund ............................................................. 60,494,986 77,762,432
* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
49
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (8,838,747) (207,955,072)
US 500 Enhanced Volatility Wtd Index Fund .............................................. $ 24,757 $ (1,235)
Market Neutral Income Fund ......................................................... (8,863,504) (207,953,837)
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US 500 Enhanced Volatility Wtd Index Fund ............................. $ 6,173 $ — $ 6,404
Market Neutral Income Fund ........................................ 38,741,032 — 40,052,340

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
50
payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2023, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of June
30, 2023, certain fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Excluding U.S. Government Securities
Purchases Sales
US 500 Enhanced Volatility Wtd Index Fund ............................................... $ 79,164,827 $ 122,018,996
Market Neutral Income Fund .......................................................... 2,913,161,102 4,657,429,830
Market Neutral Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
51
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess.  For the year ended June 30, 2023, the Distributor reimbursed $1,000 to the US 500 Enhanced
Volatility Wtd Index Fund and $2,500 to the Market Neutral Income Fund.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2023, the
Distributor received $11,286 from commissions earned in connection with sales of Class A.
Rate
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.70%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
52
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
For the year ended June 30, 2023, the following recoupment amounts were paid to the Adviser.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2023.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the year ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which
In effect until October 31, 2023
Class A Class C Class I
Member
Class
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.99% 1.74% 0.74% N/A
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 1.50% 0.40% 0.55%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $3,907
Expires
2024
Expires
2025
Expires
2026 Total
US 500 Enhanced Volatility Wtd Index Fund ................................. $ 170,552 $ 182,939 $ 165,662 $ 519,153
Market Neutral Income Fund ............................................ 1,610,310 4,525,747 7,053,744 13,189,801

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
53
increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the
Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended June 30, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are
Borrower or
Lender
Amount
Outstanding
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Market Neutral Income Fund . . . . . . . . . . . . . . . . Borrower $— $28,315,000 4.03% $44,148,000
Declared Paid
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
54
permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2023, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
As of June 30, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, derivatives, and passive foreign investment companies.
As of June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term
Capital
Gains
Total
Distributions
Paid
US 500 Enhanced Volatility Wtd Index Fund ........................................... $ 1,333,689 $ 12,335,440 $ 13,669,129
Market Neutral Income Fund ...................................................... 310,689,811 117,008,333 427,698,144
Year Ended June 30, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term
Capital
Gains
Total
Distributions
Paid
US 500 Enhanced Volatility Wtd Index Fund ........................................... $ 5,747,040 $ 2,591,573 $ 8,338,613
Market Neutral Income Fund ...................................................... 88,371,014 — 88,371,014
Undistributed
Ordinary
Income
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
US 500 Enhanced Volatility Wtd Index Fund .... $ 37,538 $ 37,538 $ (5,131,877) $ 4,189,370 $ (904,969)
Market Neutral Income Fund ............... 9,658,023 9,658,023 (546,253,534) (33,361,644) (569,957,155)
Short-Term
Amount
Long-Term
Amount Total
US 500 Enhanced Volatility Wtd Index Fund .................................. $ 5,131,877 $ — $ 5,131,877
Market Neutral Income Fund ............................................. 361,193,145 185,060,389 546,253,534
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US 500 Enhanced Volatility Wtd Index Fund ............. $ 36,202,842 $ 4,385,209 $ (195,839) $ 4,189,370
Market Neutral Income Fund ........................ 2,681,142,525 242,550,499 (274,782,668) (32,232,169)

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
55
paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

56
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory US 500
Enhanced Volatility Wtd Index Fund and Victory Market Neutral Income Fund (the “Funds”), each a series of Victory Portfolios II, as of June
30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the
Funds as of June 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2023

Supplemental Information
June 30, 2023
Victory Portfolios II
57
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 26 portfolios in the Trust, six portfolios in Victory Variable
Insurance Funds, and 37 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. David C. Brown is a Trustee of Victory Portfolios III and oversees 45 portfolios of the Victory Portfolios III. Each
Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  Each Trustee has an indefinite term.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2015 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee May 2015 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2015 Retired. None.
Dennis M. Bushe,
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee May 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee May 2015 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee May 2015 Private Investor. Chair (since 2013), Caledonia Mining
Corporation.
Advisory Trustee
Timothy Pettee,
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,**
(May 1972)
Trustee May 2015 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
June 30, 2023
Victory Portfolios II
58
(Unaudited)
Officers:
The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective May 1, 2023, Christopher Dyer resigned as the President of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023* Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President May 2015 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios III
and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer December 2017 Senior Vice President, Financial Administration, Citi Fund
Services Ohio, Inc. (since 2016). Mr. Shaer also serves as the
Funds’ Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer May 2015 Director, Fund and BD Finance, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2017-4/30/23); Chief
Financial Officer, Victory Capital Services, Inc. (since 2018). Mr.
Ponte also serves as Assistant Treasurer of Victory Portfolios,
Victory Portfolios III and Victory Variable Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Deputy Chief Compliance Officer (July 2021-June 2022), Senior
Compliance Officer, the Adviser (2019-present); Compliance
Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief
Compliance Officer for Victory Portfolios, Victory Portfolios III
and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary May 2015 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios II
59
(Unaudited)
Supplemental Information — continued
June 30, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
US 500 Enhanced Volatility Wtd Index Fund
Class A ...............................
$ 1,000.00 $ 964.80 $ 1,019.89 $ 4.82 $ 4.96 0.99%
Class C ...............................
1,000.00 960.60 1,016.17 8.46 8.70 1.74%
Class I ...............................
1,000.00 966.00 1,021.12 3.61 3.71 0.74%
Market Neutral Income Fund
Class A ...............................
1,000.00 1,034.70 1,021.08 3.78 3.76 0.75%
Class C ...............................
1,000.00 1,030.40 1,017.36 7.55 7.50 1.50%
Class I ...............................
1,000.00 1,036.10 1,022.81 2.02 2.01 0.40%
Member Class ..........................
1,000.00 1,035.60 1,022.07 2.78 2.76 0.55%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II
60
(Unaudited)
Supplemental Information — continued
June 30, 2023
Additional Federal Income Tax Information
For the year ended June 30, 2023, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2023, the following Funds designated short-term capital gain distributions in the amount of:
For the year ended June 30, 2023, the following Funds designated long-term capital gain distributions in the amount of:
Percent
US 500 Enhanced Volatility Wtd Index Fund ............................................................... 60%
Market Neutral Income Fund .......................................................................... 59%
Percent
US 500 Enhanced Volatility Wtd Index Fund ............................................................... 52%
Market Neutral Income Fund .......................................................................... 25%
Amount
US 500 Enhanced Volatility Wtd Index Fund ............................................................... $ 804,429
Market Neutral Income Fund .......................................................................... 139,971,393
Amount
US 500 Enhanced Volatility Wtd Index Fund ............................................................... $ 12,335,440
Market Neutral Income Fund .......................................................................... 117,008,333

Victory Portfolios II
61
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-COMPASS-AR (6/23)

June 30, 2023
Annual Report
VictoryShares US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF
VictoryShares Core Plus Intermediate Bond ETF (Formerly VictoryShares ESG Core
Plus Bond ETF)
VictoryShares Corporate Bond ETF (Formerly VictoryShares ESG Corporate Bond ETF)
VictoryShares THB Mid Cap ESG ETF
VictoryShares WestEnd U.S. Sector ETF
VictoryShares Free Cash Flow ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 43
Schedules of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF
61
VictoryShares US Small Cap Volatility Wtd ETF
70
VictoryShares International Volatility Wtd ETF
79
VictoryShares US Large Cap High Div Volatility Wtd ETF
95
VictoryShares US Small Cap High Div Volatility Wtd ETF
98
VictoryShares International High Div Volatility Wtd ETF
101
VictoryShares Dividend Accelerator ETF
107
VictoryShares US Multi-Factor Minimum Volatility ETF
110
VictoryShares US 500 Enhanced Volatility Wtd ETF
112
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
121
VictoryShares US Discovery Enhanced Volatility Wtd ETF
124
VictoryShares Developed Enhanced Volatility Wtd ETF
134
VictoryShares Nasdaq Next 50 ETF
150
VictoryShares Core Plus Intermediate Bond ETF
152
VictoryShares Corporate Bond ETF
166
VictoryShares THB Mid Cap ESG ETF
173
VictoryShares WestEnd U.S. Sector ETF
175
VictoryShares Free Cash Flow ETF
181
Financial Statements
Statements of Assets and Liabilities
183
Statements of Operations
189
Statements of Changes in Net Assets
195
Financial Highlights
201
Notes to Financial Statements 219
Report of Independent Registered Public Accounting Firm 239
Supplemental Information (Unaudited) 241
Trustee and Officer Information
241
Proxy Voting and Portfolio Holdings Information
244
Expense Examples
244
Additional Federal Income Tax Information
246
Advisory Contract Approval
247
Liquidity Risk Management Program
248
Privacy Policy (inside back cover)

Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Our annual reporting period for the 12 months ended June 30, 2023, has been a tale of two markets. The dichotomy has been nothing short of remarkable.
Think back to the latter half of 2022. This was a very difficult time for investors, marked by an array of challenges that punished both bond and stock markets. The U.S. Federal Reserve (the “Fed”) was in the midst of a series of rate hikes—more aggressive than many investors had ever experienced. Inflation was raging and conjuring up memories of the 1970s. And if that wasn’t enough, a terrible war was taking place in Eastern Europe, while tensions between the world’s two largest economic powers, the
United States and China, were also on the rise.
It was not exactly a constructive environment for investors, and all of these issues created headwinds for both stocks and bonds.
It’s not often that stocks and bonds decline in tandem, and the traditional diversified portfolio of 60% equities/40% fixed income was suffering through one of its worst periods on record.
But when the calendar year flipped, so did the markets. During the first six months of 2023, financial markets exhibited greater stability and less volatility. Equities (including domestic, international and emerging markets) regained their footing and rebounded. In the United States, some of the most beaten-down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
The market’s resiliency and strong rebound during the first two quarters of 2023 surprised many pundits. After all, there were ample challenges that could have undermined this rally, including unusual turmoil within the banking sector in March 2023 that resulted in the collapse of a few regional banks. Naturally, this ratcheted up volatility for a spell, but the Fed took the necessary steps to restore confidence in the banking sector and avoided a wider contagion. It also helped that the Fed paused its rate hikes as inflation data finally cooled.
Through all the ups and downs in these two very different environments, the S&P 500
®
Index, the most widely followed index
representing the domestic stock market, managed to deliver an impressive total return of more than 19% for our annual reporting period ended June 30, 2023. The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—was basically unchanged during the same period at 0.94% (despite the volatility).
We don’t deny that this past annual reporting period was difficult. We realize that the bouts of stomach-churning volatility can take a toll on investors’ psyche. But even when markets snap back sharply as they have, investors often wonder if they have missed an opportunity. This reminds us of two enduring realities: 1) financial markets are dynamic and apt to change abruptly; 2)
it’s vital to remain calm and rational whenever faced with those inevitable times of turmoil.
Fortunately, we think that investors can take comfort knowing that all our Victory Capital independent investment franchises have experience managing portfolios through a variety of market environments. Our investment professionals remain calm during turbulent financial markets, and we think it’s imperative that investors do the same.
Of course, there are still uncertainties ahead. For example, is the Fed finished with its rate hikes? Will the impact of tighter lending standards ultimately result in slower growth and lower corporate profits? Is there another banking crisis lurking? Nobody really knows what the future will bring. That’s why we continue to advocate for a long-term plan, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances. These, in our opinion, are the key ingredients for staying the course and progressing on investment goals.

On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. In addition, you may call 866-376-7890 or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

VictoryShares US 500 Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares US 500 Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the
Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the “Index”) before fees and expenses.
The Fund returned 12.62% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 13.00% during the period. The Fund underperformed the S&P 500
®
Index, a market cap-based index against which the performance of the Fund is also measured, which returned 19.59% during the period.
Over the reporting period, the Fund’s performance relative to the S&P 500
®
Index was driven by its underweight positions in the
largest market-cap names within the index, with the top 10 holdings accounting for 9.39% of the return for the index versus 0.69%
of the return for the Fund. The Fund’s underweight allocation to the Technology sector was a detractor during the reporting period in addition to negative stock selection across the rest of the market.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares US 500 Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US 500 Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 7/1/14 7/1/14
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Large Cap
500 Volatility
Weighted Index
1
S&P 500
®
Index
2
One Year 12.62% 12.59% 13.00% 19.59%
Five Year 9.13% 9.13% 9.50% 12.31%
Since Inception 9.69% 9.69% N/A N/A

VictoryShares US Small Cap Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares US Small Cap Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index (the “Index”) before fees and expenses. Effective March
20, 2023, the Fund implemented changes to its investment strategy. These changes reflect revisions by Nasdaq, Inc., the index provider for the Fund, to the rules-based methodology of the Index.
The Fund returned 8.75% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 9.29% during the period. The Fund underperformed the Russell 2000
®
Index, a market cap-based index against which the performance of the Fund is also measured, which returned 12.31% during the period.
The Fund’s overweight allocation to the Financials sector was a negative contributor to relative performance. Stock selection was positive in the Information Technology sector but detracted in the Health Care and Consumer Discretionary sectors.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares US Small Cap Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US Small Cap Volatility Wtd ETF — Growth of $10,000
1 The Nasdaq Victory US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with $3 billion or less of market value with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). Effective March 20, 2023, the
Nasdaq Victory US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with consistent positive earnings over the last twelve months. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 7/7/15 7/7/15
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Small Cap
500 Volatility
Weighted Index
1
Russell 2000
®
Index
2
One Year 8.75% 8.70% 9.29% 12.31%
Five Year 6.04% 6.03% 6.45% 4.21%
Since Inception 8.52% 8.52% N/A N/A

VictoryShares International Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares International Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the
Nasdaq Victory International 500 Volatility Weighted Index (the “Index”) before fees and expenses.
The Fund returned 12.96% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 13.40% during the period. The Fund underperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 18.77% during the period.
The Fund’s overweight allocation to Canada was a negative contributor to relative performance. An overweight to the United
Kingdom was a positive contributor. Stock selection detracted from returns in the Netherlands and France.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares International Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares International Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory International 500 Volatility Weighted Index consists of 500 of the largest foreign companies by market capitalization with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility)This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world.
The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 8/19/15 8/19 /15
Net Asset
Value
Market Price
Value
Nasdaq Victory
International
500 Volatility
Weighted Index
1
MSCI EAFE
Index
2
One Year 12.96% 12.66% 13.40% 18.77%
Five Year 3.19% 3.18% 3.49% 4.39%
Since Inception 4.30% 4.37% N/A N/A

VictoryShares US Large Cap High Div Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares US Large Cap High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses.
The Fund returned 0.86% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 1.19% during the period. The Fund underperformed the Russell 1000
®
Value Index, a market cap-based index against which the performance of the
Fund is also measured, which returned 11.54% during the period.
The Fund’s overweight allocation to the Utilities and Industrials sectors were negative contributors to relative performance. The
Financials and Consumer Discretionary sectors detracted from a stock selection perspective.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares US Large Cap High Div Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US Large Cap High Div Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq
Victory US Large Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
1
The Russell 1000
®
Value Index is made up of about 1,000 of the largest companies in the U.S. equity market. It represents top companies by market capitalization. It’s made up of about 90% of the total market capitalization of all U.S. stocks. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 7/7/15 7/7 /15
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Large Cap
High Dividend
100 Volatility
Weighted Index
1
Russell 1000
®
Value Index
2
One Year 0.86% 0.72% 1.19% 11.54%
Five Year 8.09% 8.07% 8.48% 8.11%
Since Inception 9.58% 9.57% N/A N/A

VictoryShares US Small Cap High Div Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares US Small Cap High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses. Effective March 20, 2023, the Fund implemented changes to its investment strategy. These changes reflect revisions by
Nasdaq, Inc., the index provider for the Fund, to the rules-based methodology of the Index.
The Fund returned 1.62% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 2.08% during the period. The Fund underperformed the Russell 2000
®
Value Index, a market cap-based index against which the performance of the
Fund is also measured, which returned 6.01% during the period.
The Fund’s overweight allocation to the Consumer Discretionary and Industrials sectors were positive contributors to relative performance. The overweight allocation to the Consumer Staples sector was a detractor. Stock selection in the Industrials and
Consumer Discretionary sectors detracted from returns.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US Small Cap High Div Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq
Victory US Small Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Russell 2000
®
Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe.
It includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 7/8/15 7/8/15
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Small Cap
High Dividend
100 Volatility
Weighted Index
1
Russell 2000
®
Value Index
2
One Year 1.62% 1.57% 2.08% 6.01%
Five Year 5.95% 5.93% 6.37% 3.54%
Since Inception 8.60% 8.59% N/A N/A

VictoryShares International High Div Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares International High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses.
The Fund returned 11.99% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 12.53% during the period. The Fund underperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 18.77% during the period.
The Fund’s overweight allocation to Canada was a negative contributor to relative performance. An overweight allocation to Italy was a positive contributor. Stock selection added to returns in Canada and detracted from returns in the United Kingdom.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares International High Div Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares International High Div Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory International High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory
International 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world.
The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 8/20/15 8/20/15
Net Asset
Value
Market Price
Value
Nasdaq Victory
International
High Dividend
100 Volatility
Weighted Index
1
MSCI EAFE
Index
2
One Year 11.99% 12.05% 12.53% 18.77%
Five Year 3.02% 2.96% 3.58% 4.39%
Since Inception 2.93% 2.94% N/A N/A

VictoryShares Dividend Accelerator ETF
Managers’ Commentary
(Unaudited)
VictoryShares Dividend Accelerator ETF (the “Fund”) seeks to provide investment results that track the performance of the
Nasdaq Victory Dividend Accelerator Index (the “Index”) before fees and expenses.
The Fund returned 13.68% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 14.10% during the period. The Fund underperformed the S&P 500
®
Index, a market cap-based index against which the performance of the Fund is also measured, which returned 19.59% during the period.
The Fund’s overweight allocation to the Industrials sector was a negative contributor to relative performance. The underweight allocation to the Information Technology sector was a detractor. Stock selection was positive in the Materials sector but detracted in the Information Technology and Consumer Discretionary sectors.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares Dividend Accelerator ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares Dividend Accelerator ETF — Growth of $10,000
1
The Nasdaq Victory Dividend Accelerator Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 4/18/17 4/18/17
Net Asset
Value
Market Price
Value
Nasdaq Victory
Dividend
Accelerator
Index
1
S&P 500
®
Index
2
One Year 13.68% 13.61% 14.10% 19.59%
Five Year 12.05% 12.04% 12.47% 12.31%
Since Inception 12.06% 12.06% N/A N/A

VictoryShares US Multi-Factor Minimum Volatility ETF
Managers’ Commentary
(Unaudited)
VictoryShares US Multi-Factor Minimum Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the “Index”) before fees and expenses.
The Fund returned 13.15% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 13.61% during the period. The Fund underperformed the S&P 500
®
Index, a market cap-based index against which the performance of the Fund is also measured, which returned 19.59% during the period.
The Fund’s underweight allocation to the Information Technology sector was a negative contributor to relative performance. Stock selection was positive in the Consumer Discretionary sector, but detracted in the Information Technology and Communication
Services sectors.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares US Multi-Factor Minimum Volatility ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US Multi-Factor Minimum Volatility ETF — Growth of $10,000
1
The Nasdaq Victory US Multi-Factor Minimum Volatility Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 6/22/17 6/22/17
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Multi-Factor
Minimum
Volatility Index
1
S&P 500
®
Index
2
One Year 13.15% 13.03% 13.61% 19.59%
Five Year 10.32% 10.28% 10.72% 12.31%
Since Inception 10.68% 10.64% N/A N/A

VictoryShares US 500 Enhanced Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares US 500 Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
The Fund returned -0.12% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 0.37% during the period. The Fund underperformed the S&P 500
®
Index, a market cap-based index against which the performance of the Fund is also measured, which returned 19.59% during the period.
In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills (“T-Bills”) during periods of significant market decline (the “Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% allocated to equities for a period of time during the fiscal year. The Long/Cash feature trigger was a detractor to the Fund’s relative performance versus the S&P 500
®
Index for the fiscal
year.
The Fund’s underweight allocation to the Technology sector was a detractor during the reporting period in addition to negative stock selection across the rest of the market.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares US 500 Enhanced Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US 500 Enhanced Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during period of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 7/1/14 7/1/14
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Large Cap
500 Long/
Cash Volatility
Weighted Index
1
S&P 500
®
Index
2
One Year -0.12% -0.22% 0.37% 19.59%
Five Year 6.50% 6.48% 6.93% 12.31%
Since Inception 8.19% 8.18% N/A N/A

VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
The VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
The Fund returned -9.69% for the fiscal year ended June 30, 2023, underperforming the Index, which returned -9.18% during the period. The Fund underperformed the Russell 1000
®
Value Index, a market cap-based index against which the performance of the
Fund is also measured, which returned 11.54% during the period.
In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills (“T-Bills”) during periods of significant market decline (the “Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% allocated to equities for a period of time during the fiscal year. The Long/Cash feature trigger was a detractor to the Fund’s relative performance versus the Russell 1000
®
Value Index for
the fiscal year.
The Fund’s overweight allocation to the Consumer Discretionary sector was a positive contributor to relative performance. The underweight to the Energy sector was a detractor. Stock selection was positive in the Health Care sector, but detracted in the
Communication Services and Industrials sectors.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reallocates to stocks when market prices have further declined or rebounded. This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Russell 1000
®
Value Index is made up of about 1,000 of the largest companies in the U.S. equity market. It represents top companies by market capitalization. It’s made up of about 90% of the total market capitalization of all U.S. stocks. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 7/1/14 7/1/14
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Large Cap
High Dividend
100 Long/
Cash Volatility
Weighted Index
1
Russell 1000
®
Value Index
2
One Year -9.69% -9.77% -9.18% 11.54%
Five Year 7.74% 7.72% 8.22% 8.11%
Since Inception 8.95% 8.94% N/A N/A

VictoryShares US Discovery Enhanced Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares US Discovery Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses. Effective March 20, 2023, the Fund implemented changes to its investment strategy. These changes reflect revisions by
Nasdaq, Inc., the index provider for the Fund, to the rules-based methodology of the Index.
The Fund returned -3.37% for the fiscal year ended June 30, 2023, underperforming the Index, which returned -2.67% during the period. The Fund underperformed the Russell 2000
®
Index, a market cap-based index against which the performance of the Fund is also measured, which returned 12.31% during the period.
In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills (“T-Bills”) during periods of significant market decline (the “Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% allocated to equities for a period of time during the fiscal year. The Long/Cash trigger feature was a detractor to the Fund’s relative performance versus the Russell 2000
®
Index for the
fiscal year.
The Fund’s underweight allocation to the Health Care sector was a positive contributor to relative performance. The underweight to the Energy sector was a detractor. Stock selection was positive in the Health Care and Information Technology sectors, but detracted in the Energy sector.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares US Discovery Enhanced Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US Discovery Enhanced Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. Effective March 20, 2023, The Nasdaq Victory US Small Cap
500 Long/Cash Volatility Weighted Index consists of 500 of the largest companies by market capitalization with consistent positive earnings over the last twelve months. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 7/31/14 7/31/14
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Small Cap
500 Long/
Cash Volatility
Weighted Index
1
Russell 2000
®
Index
2
One Year -3.37% -3.38% -2.67% 12.31%
Five Year 3.41% 3.37% 3.96% 4.21%
Since Inception 5.91% 5.90% N/A N/A

VictoryShares Developed Enhanced Volatility Wtd ETF
Managers’ Commentary
(Unaudited)
VictoryShares Developed Enhanced Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
The Fund returned 7.43% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 8.52% during the period. The Fund underperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 18.77% during the period.
In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills (“T-Bills”) during periods of significant market decline (the “Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% allocated to equities for a period of time during the fiscal year. The Long/Cash feature trigger was a detractor to the Fund’s relative performance versus the MSCI EAFE Index for the fiscal year.
The Fund’s overweight allocation to Canada was a negative contributor to relative performance. The Fund’s overweight allocation to United Kingdom was a positive contributor. Stock selection detracted from returns in the Netherlands and France.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares Developed Enhanced Volatility Wtd ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares Developed Enhanced Volatility Wtd ETF — Growth of $10,000
1
The Nasdaq Victory International 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reallocates to stocks when the market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world.
The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 9/30/14 9/30/14
Net Asset
Value
Market Price
Value
Nasdaq Victory
International
500 Long/
Cash Volatility
Weighted Index
1
MSCI EAFE
Index
2
One Year 7.43% 7.98% 8.52% 18.77%
Five Year 0.67% 0.70% 1.30% 4.39%
Since Inception 0.79% 0.85% N/A N/A

VictoryShares Nasdaq Next 50 ETF
Managers’ Commentary
(Unaudited)
The VictoryShares Nasdaq Next 50 ETF (the “Fund”) offers exposure to the new generation of innovators: 50 stocks that are next in line for inclusion in the Nasdaq-100
®
Index. The Fund seeks to provide investment results that track the performance of the
Nasdaq Q-50
®
Index (the “Index”) before fees and expenses.
The Fund returned 14.48% for the fiscal year ended June 30, 2023, underperforming the Index, which returned 14.85% during the period.
The Fund’s underweight allocation to the Industrials sector was a positive contributor to relative performance. Stock selection was positive in the Information Technology and Consumer Discretionary sectors, but detracted in the Consumer Staples sector.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares Nasdaq Next 50 ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares Nasdaq Next 50 ETF — Growth of $10,000
1
The Nasdaq Q-50
®
 Index is a market capitalization-weighted index designed to track the performance of the 50 largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization after excluding the companies included in the Nasdaq-100
®
Index. This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 9/9/20 9/9/20
Net Asset
Value
Market Price
Value
Nasdaq Q-50
®
Index
1
One Year 14.48% 14.52% 14.85%
Since Inception 1.67% 2.11% N/A

VictoryShares Core Plus Intermediate Bond ETF
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Transitory, a word we heard a lot over the last couple of years regarding the significant increase in the U.S. Consumer Price
Index (“CPI”). As the world emerged from COVID-19 lockdowns, one of the effects was a major disruption in the world’s supply chains. As COVID-19-suppressed demand returned to normal, we saw that post-COVID-19 supply chains were no longer operating normally. As production and distribution of goods and services began to ramp up, we found that there were significant bottlenecks in the supply chains, which ended up increasing the costs of goods and services, resulting in CPI going higher. CPI has continued to increase, albeit at a decreasing rate every month, and remains above pre-COVID-19 levels. Whether or not this has been “transitory” depends upon one’s definition of the word.
The U.S. Federal Reserve (the “Fed”) initially thought the price increases were transitory, but reversed course as prices kept rising. The continued rise in CPI caused the Fed to capitulate and set them on a course of increasing the Fed Funds rate at one of the fastest levels in Fed history. Beginning in March 2022, the Fed Funds rate went from effectively zero to 5.25% as of June 30,
2023, all in the course of just over a one-year period. This led to one of the worst periods in history for fixed income returns. Fast forward to June 2023, however, and now bond yields are looking more attractive than they have in quite some time, especially as price increases continue to abate.
While interest rates are now at attractive levels, the rapid increase did not come without consequences. Significant increases in mortgage rates have taken a toll on home sales, auto sales, and most purchases that are financed. In addition, the rapid increase in interest rates caused bond portfolios to generally be “underwater,” or in a loss position. This was especially true for most U.S.
banks, who primarily invest in U.S. government bonds, such as Treasurys and residential mortgage-backed bonds. This led to
“deposit flight,” as depositors began moving deposits, due in part to fears of losses in bank bond portfolios, but also to get higher rates on their deposits. As banks funded the deposit outflows with bond sales, they were forced to take losses. For three large
U.S. regional banks, this deposit flight happened so fast that it led to the takeover by the Federal Deposit Insurance Corp. (FDIC).
An unintended consequence, no doubt, in our opinion, of the Fed’s monetary policy.
With the CPI continuing to decrease, it appears the Fed may be at the end of its hiking cycle. As of June 30, 2023, market expectations have the Fed increasing the Fed Funds rate maybe once more this year.
Bond spreads have been somewhat volatile during the period, especially given the turmoil in the U.S. banking sector. Corporate spreads averaged 138 basis points (“bps”) (a basis point is 1/100th of a percentage point) over the period (based on the Bloomberg
U.S. Corporate Investment Grade Bond Index), but increased in July and hit its zenith in October 2022, at 164 bps. Spreads fell to a low point of 114 bps in February 2023, before spiking again to 163 bps in March 2023, as the U.S. banking crisis unfolded.
Spreads have since retreated, ending the period at 122 bps.
How did VictoryShares Core Plus Intermediate Bond ETF (the “Fund”) perform during the reporting period?
The Fund returned 1.77% for the fiscal year ended June 30, 2023, outperforming its benchmark, the Bloomberg U.S. Aggregate
Bond Index (the “Index”), which returned -0.94% for the period.
What strategies did you employ during the reporting period?
The Fund earned a positive total return during the reporting period relative to the Index’s negative return, driven primarily by the
Fund’s allocation and security selection within corporate securities, the Fund’s large underweight allocation to Agency Mortgage-
Backed Securities (MBS) as well as the Fund’s allocation to other asset-backed securities (including auto loans and Collateral
Loan Obligations (CLOs)). Within corporate bonds, the Fund benefited from investments in Airlines, Technology, Retailers,
Leisure and Health Care. Pharmaceuticals and Tobacco-related bonds detracted from performance as well as the Fund’s holdings to Commercial Mortgage-Backed Securities (CMBS). A large underweight in Agency MBS relative to the Index also benefited performance as interest rates increased during the allocation to eriod causing the duration of MBS to extend and the prices of
MBS to fall more relative to other fixed income securities.
During the fiscal year ended June 30, 2023, the Fund decreased it holdings of corporate credit and floating rate bank loans and increased its exposure to U.S. Treasury securities and Agency MBS due to our view that the value of these securities is more attractive given the tightening of corporate credit spreads relative to other fixed income asset classes. The Fund also purchased other Asset-Backed Securities (ABS), such as auto loan ABS, Consumer ABS, CLOs and equipment financing ABS given their attractive yields as ABS generally have short-term maturities that benefit from the inverted yield curve (short-term interest rates being higher than long-term interest rates).

VictoryShares Core Plus Intermediate Bond ETF
Managers’ Commentary (continued)
(Unaudited)
We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of risk. To identify attractive investment opportunities, we worked with our in-house team of credit analysts, continuing to build the portfolio bond by bond, through fundamental bottom-up analysis. We seek ideas where our fundamental understanding of the credit risk is different than the market. This approach, we believe, will generate total returns that may outperform our peers over the long run, with less volatility. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. As always, they continuously monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund’s exposure to potential surprises, we limit the positions we take in any one issuer.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares Core Plus Intermediate Bond ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares Core Plus Intermediate Bond ETF — Growth of $10,000
1
The unmanaged Bloomberg U.S. Aggregate Bond Index is broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed rate taxable bond market. The index includes U.S. Treasurys, government-related corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/4/21 10/4/21
Net Asset
Value
Market Price
Value
Bloomberg U.S.
Aggregate Bond
Index
1
One Year 1.77% 1.74% -0.94%
Since Inception -5.65% -5.52% N/A

VictoryShares Corporate Bond ETF
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Transitory, a word we heard a lot over the last couple of years regarding the significant increase in the U.S. Consumer Price
Index (“CPI”). As the world emerged from COVID-19 lockdowns, one of the effects was a major disruption in the world’s supply chains. As COVID-19-suppressed demand returned to normal, we saw that post-COVID-19 supply chains were no longer operating normally. As production and distribution of goods and services began to ramp up, we found that there were significant bottlenecks in the supply chains, which ended up increasing the costs of goods and services, resulting in CPI going higher. CPI has continued to increase, albeit at a decreasing rate every month, and remains above pre-COVID-19 levels. Whether or not this has been “transitory” depends upon one’s definition of the word.
The U.S. Federal Reserve (the “Fed”) initially thought the price increases were transitory, but reversed course as prices kept rising. The continued rise in CPI caused the Fed to capitulate and set them on a course of increasing the Federal Funds rate at one of the fastest levels in Fed history. Beginning in March 2022, the Fed Funds rate went from effectively zero to 5.25% as of
June 30, 2023, all in the course of just over a one-year period. This led to one of the worst periods in history for fixed income returns. Fast forward to June 2023, however, and now bond yields are looking more attractive than they have in quite some time, especially as price increases continue to abate.
While interest rates are now at attractive levels, the rapid increase did not come without consequences. Significant increases in mortgage rates have taken a toll on home sales, auto sales, and most purchases that are financed. In addition, the rapid increase in interest rates caused bond portfolios to generally be “underwater,” or in a loss position. This was especially true for most U.S.
banks, who primarily invest in U.S. government bonds, such as Treasurys and residential mortgage-backed bonds. This led to
“deposit flight,” as depositors began moving deposits, due in part to fears of losses in bank bond portfolios, but also to get higher rates on their deposits. As banks funded the deposit outflows with bond sales, they were forced to take losses. For three large
U.S. regional banks, this deposit flight happened so fast that it led, to the takeover by the Federal Deposit Insurance Corp. (FDIC).
An unintended consequence, no doubt, in our opinion, of the Fed’s monetary policy.
With the CPI continuing to decrease, it appears the Fed may be at the end of its hiking cycle. As of June 30, 2023, market expectations have the Fed increasing the Fed Funds rate maybe once more this year.
Bond spreads have been somewhat volatile during the period, especially given the turmoil in the U.S. banking sector. Corporate spreads averaged 138 basis points (“bps”) (a basis point is 1/100th of a percentage point) over the period (based on the Bloomberg
U.S. Corporate Investment Grade Bond Index), but increased in July and hit its zenith in October 2022, at 164 bps. Spreads fell to a low point of 114 bps in February 2023, before spiking again to 163 bps in March 2023 as the U.S. banking crisis unfolded.
Spreads have since retreated, ending the period at 122 bps.
How did VictoryShares Corporate Bond ETF (the “Fund”) perform during the reporting period?
The Fund returned 1.85% for the fiscal year ended June 30, 2023, outperforming its benchmark, the Bloomberg U.S. Corporate
Bond Index (the “Index”), which returned 1.55% for the period.
What strategies did you employ during the reporting period?
The Fund outperformed the Index during the reporting period driven primarily by security selection within corporate securities.
The Fund also benefited from a slight underweight allocation to shorter-duration securities relative to the Index. Within corporate bonds, the Fund benefited from security selection in Banking, Diversified Manufacturing, Health Care, Aerospace/Defense, and
Energy. Security selection in Railroads and Wirelines detracted modestly from performance. The Fund’s investments in Global
Systemically Important Banks more than offset the underperformance of regional banks negatively impacted by pressure on the regional bank sector.
During the fiscal year ended June 30, 2023, the Fund decreased its cash exposure as the increase in corporate bond yields offered an attractive entry point. The Fund also decreased the size of some of its largest holdings and increased the number of holdings to increase the Fund’s diversification. The Fund remains overweight to the Banking sector with valuations attractive to us versus the benchmark relative to historical levels.
We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of risk. To identify attractive investment opportunities, we worked with our in-house team of credit analysts, continuing to build the portfolio bond by bond, through fundamental bottom-up analysis. We seek ideas where our fundamental understanding of the credit risk is different than the market. This approach, we believe, will generate total returns that may outperform our peers

VictoryShares Corporate Bond ETF
Managers’ Commentary (continued)
(Unaudited)
over the long run, with less volatility. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. As always, they continuously monitor every holding in the Fund. We are committed to building a corporate portfolio diversified among multiple sectors and across a large number of issuers. To minimize the Fund’s exposure to potential surprises, we limit the positions we take in any one issuer.

VictoryShares Corporate Bond ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares Corporate Bond ETF — Growth of $10,000
1
The Bloomberg U.S. Corporate Bond Index measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, MBS, ABS, and CMBS. This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund, and is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/4/21 10/4/21
Net Asset
Value
Market Price
Value
Bloomberg U.S.
Corporate Bond
Index
1
One Year 1.85% 1.69% 1.55%
Since Inception -8.19% -8.09% N/A

VictoryShares THB Mid Cap ESG ETF
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
U.S. equities were broadly higher during the period despite quarterly market volatility driven by a number of factors including the fast-paced rise in interest rates, energy security concerns in Europe, easing inflationary pressures, and supply chain dynamics. The
10-year U.S. Treasury yield rose above 4% in September 2022 for the first time since the 2008 global financial crisis, driving U.S.
mortgage rates above 7%, which is the highest since 2007. We also saw the U.S. dollar strengthening to the highest level in over
20 years. Although the U.S. Federal Reserve’s (the “Fed”) rate hike was followed by rate hikes from the European Central Bank, the Bank of England, and other central banks, they failed to keep up with the Fed’s pace. U.S. equities were broadly higher during the fourth quarter of 2022, with October and November particularly strong and some consolidation (U.S. equities were neither continuing nor reversing a larger price trend) experienced in December. Corporate earnings and overall Gross Domestic Product numbers have held up well, moderating inflation readings and subdued forward market inflation expectations ran counter to the very hawkish tone from the Fed. Additionally, many mega-cap technology companies remained under intense selling pressure in
September and December. The breadth of ownership and high-profile nature of these companies likely added to concerns about the overall market.
Notwithstanding the volatility, most major indices registered positive gains for the period. The calendar year began with optimism as major U.S. indices ended January broadly higher by 8%-12%. The bullish start to the year quickly gave way to a sharp pullback in March triggered by troubled regional banks within the Financials sector. The sudden collapse of Silicon Valley Bank led to fear spreading across the global banking system. Large deposit outflows and viability questions forced the acquisition of troubled
Credit Suisse by UBS (aided by substantial guarantees from the Swiss government). By the end of the quarter, fears began to ebb as investors anticipated the Fed’s cycle of raising rates would be over (or very close to over) and that liquidity programs put in place would help most banks navigate issues triggered by deposit flows. Performance in the first and second quarter of 2023 was driven by mega-cap tech and growth stocks reversing the prior negative performance. Growth indices outperformed their value counterparts across all market capitalization ranges in the first half of 2023 partially fueled by investor’s elevated tech optimism around the latest developments in Artificial Intelligence, and support for disinflationary and soft landing narratives.
How did VictoryShares THB Mid Cap ESG ETF (the “Fund”) perform during the reporting period?
The Fund returned 21.12% for the fiscal year ended June 30, 2023, outperforming the Russell Midcap
®
Index, which returned
14.92% for the period.
What strategies did you employ during the reporting period?
The Fund utilizes a bottom-up, fundamental approach to find mispriced securities within the investment universe. The Fund selects investments based on an active fundamental process that combines financial analysis and proprietary research to evaluate potential investments’ management and long-term outlook and business strategy. Using this process, the Fund generated the highest contribution to the return from the Industrials, Information Technology, and Consumer Discretionary sectors over the fiscal year, while the Materials, Consumer Staples, and Health Care sectors were the primary detractors. The Fund’s top five-
performing stocks (from a contribution standpoint) were Copart, Inc. (Industrials), NVR, Inc. (Consumer Discretionary), Cadence
Design Systems, Inc. (Information Technology), Graco, Inc. (Industrials) and Amphenol Corporation Class A (Information
Technology). The bottom five-performing stocks (from a contribution standpoint) were Generac Holdings, Inc. (Industrials),
Waters Corporation (Health Care), GXO Logistics, Inc. (Industrials), Pool Corporation (Consumer Discretionary), and Crown
Holdings, Inc. (Materials).
We apply our internally developed Environmental, Social and Governance (“ESG”) rating methodology to each company when making portfolio decisions. Our portfolio management team gathers relevant ESG data using multiple primary and secondary sources such as company filings, discussions with management, news, and a number of third-party data providers. ESG data may include metrics regarding a company’s carbon emissions, water utilization, employee diversity and director independence, among other things. The Fund does not exclusively rely on any third-party ESG ratings or scores during the portfolio construction process to make investment decisions and its own proprietary ratings could differ from those of a third party. In addition, we use a bottom-up, fundamental research investment process integrated with analysis of a company’s ESG factors to identify high quality companies we believe have the ability to sustainably grow shareholder equity and that are trading below the Adviser’s assessment of their intrinsic value. We believe there is a strong linkage between high-quality companies, good corporate citizenship, and long-term shareholder value creation.

VictoryShares THB Mid Cap ESG ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares THB Mid Cap ESG ETF — Growth of $10,000
1
The Russell Midcap
®
Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/4/21 10/4/21
Net Asset
Value
Market Price
Value
Russell Midcap
®
Index
1
One Year 21.12% 21.07% 14.92%
Since Inception 2.90% 2.92% N/A

VictoryShares WestEnd U.S. Sector ETF
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
The S&P 500
®
Index (the “Index”) gained nearly 26% over the period from October 12, 2022, through June 30, 2023. The majority of the Index return during this period was generated in the first half of 2023. During the first half of 2023, three sectors with a mix of moderate economic cyclicality and secular growth drivers—Consumer Discretionary, Communication Services, and Information Technology—significantly outperformed the broader market after suffering steep losses in 2022. Two of the more interest-rate sensitive sectors, Utilities and Real Estate, posted negative returns during the referenced period. Commodity prices, after soaring in the first half of 2022 following Russia’s invasion of Ukraine, gave up the majority of those gains and continued to move lower in 2023 over fears of a global economic slowdown and a disappointing economic reopening in China.
More recently, the combination of disinflationary tailwinds, along with enthusiasm over artificial intelligence (AI) has dominated headlines and earnings calls, and has resulted in narrow market leadership in which the top 10 stocks in the Index, many of which are mega-cap technology stocks, contributed almost 75% of the returns generated in the first six months of 2023. The more cyclical sectors (e.g., Energy and Financials), as well as the more defensive sectors (e.g., Health Care and Utilities) have lagged the broader market.
How did VictoryShares WestEnd U.S. Sector ETF (the “Fund”) perform during the reporting period?
The Fund commenced operations on October 12, 2022. For the period October 12, 2022, to June 30, 2023, the Fund returned
25.10%, underperforming the Index, which returned 25.56% for the period.
What strategies did you employ during the reporting period?
The Fund seeks to achieve favorable returns through active sector allocation and avoidance, based on the team’s evaluation of the macroeconomic and market environment. The team implements its active sector selection and avoidance process by building market-cap weighted baskets of individual stocks for each desired sector allocation.
Using this approach, the Fund’s relative returns over the reporting period benefitted from avoidance of more economically cyclical sectors (e.g., Financials and Energy), which was the largest positive contributor to relative returns during the period, as well as an active overweight allocation to the Communication Services sector. Overweights of more defensive, less-cyclical sectors detracted from relative returns.
Energy stocks came under pressure in 2023 as commodity prices tumbled amid disinflation and concerns over slowing global economic growth. During the referenced period, the Energy sector was the worst-performing sector in the Index. Bank stocks weighed on the Financials sector after multiple bank failures in the United States in March 2023 which sparked concerns over regional banks and tighter lending standards that could lead to a decline in credit growth. The Communication Services sector rebounded thanks, in part, to cost-cutting initiatives and secular growth drivers, led by Meta Platforms, Inc. whose stock price more than doubled in the first half of 2023.
An overweight allocation to the more defensive sectors in the Index (e.g., Health Care, Utilities) was the largest drag on relative returns during the period. It is not surprising, in our view, that these sectors have lagged during a period of strong market returns.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

VictoryShares WestEnd U.S. Sector ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares WestEnd U.S. Sector ETF — Growth of $10,000
1
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/11/22 10/11/22
Net Asset
Value
Market Price
Value S&P 500
®
Index
1
Since Inception 25.10% 25.05% 25.56%

VictoryShares Free Cash Flow ETF
Managers’ Commentary
(Unaudited)
VictoryShares Free Cash Flow ETF (the “Fund”) offers exposure that seeks investment results that track the performance of the
Victory U.S. Large Cap Free Cash Flow Index
1
(the “Index”) before fees and expenses.
The Fund commenced operations on June 22, 2023. For the period June 22, 2023, to June 30, 2023, the Fund returned 1.59%, compared to the Index’s return of 1.60% for the period.
The Fund’s underweight allocation to the Energy sector was a positive contributor to relative performance. Stock selection was positive in the Information Technology sector, but detracted in the Consumer Discretionary and Materials sectors.

VictoryShares Free Cash Flow ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
1
The Victory U.S. Large Cap Free Cash Flow Index aims to select high-quality companies from its starting universe by applying profitability screens.
It then selects companies with the strongest free cash flow yield that exhibit higher growth. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 6/22/23 6/22/23
Net Asset
Value
Market Price
Value
Vic tory U.S.
Large Cap Free
Cash Flow
Index
1
Since Inception 1.59% 1.58% 1.60%

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility
Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Johnson & Johnson
0.4%
McDonald's Corp.
0.4%
First Citizens Bancshares, Inc., Class A
0.4%
PepsiCo, Inc.
0.4%
Mondelez International, Inc., Class A
0.4%
Kimberly-Clark Corp.
0.4%
The Coca-Cola Co.
0.4%
Waste Management, Inc.
0.4%
Republic Services, Inc.
0.4%
Eli Lilly & Co.
0.3%

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility
Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Amphastar Pharmaceuticals, Inc.
0.4%
NewMarket Corp.
0.4%
MSC Industrial Direct Co., Inc.
0.4%
City Holding Co.
0.4%
Nelnet, Inc., Class A
0.4%
MGE Energy, Inc.
0.4%
OSI Systems, Inc.
0.4%
ICF International, Inc.
0.3%
Federal Signal Corp.
0.3%
Huron Consulting Group, Inc.
0.3%

Victory Portfolios II
VictoryShares International Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility
Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Singapore Airlines Ltd.
0.5%
SoftBank Corp.
0.4%
Oversea-Chinese Banking Corp. Ltd.
0.4%
Secom Co. Ltd.
0.4%
Metro, Inc.
0.4%
Novartis AG, Registered Shares
0.4%
Telstra Corp. Ltd.
0.3%
Unilever PLC
0.3%
Nestle SA, Registered Shares
0.3%
Koninklijke KPN NV
0.3%

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Johnson & Johnson
2.0%
Kimberly-Clark Corp.
1.7%
The Coca-Cola Co.
1.7%
Kellogg Co.
1.5%
The Southern Co.
1.4%
International Business Machines Corp.
1.4%
CME Group, Inc.
1.4%
Philip Morris International, Inc.
1.3%
Amgen, Inc.
1.3%
Consolidated Edison, Inc.
1.3%

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
NewMarket Corp.
1.9%
MSC Industrial Direct Co., Inc.
1.8%
MGE Energy, Inc.
1.8%
NorthWestern Corp.
1.6%
Radian Group, Inc.
1.6%
GATX Corp.
1.6%
J & J Snack Foods Corp.
1.6%
Triton International Ltd.
1.6%
Patterson Cos., Inc.
1.5%
ALLETE, Inc.
1.4%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
SoftBank Corp.
2.0%
Koninklijke KPN NV
1.6%
Fortis, Inc.
1.6%
Orange SA
1.5%
BCE, Inc.
1.5%
Daiwa House Industry Co. Ltd.
1.5%
Takeda Pharmaceutical Co. Ltd.
1.5%
Singapore Telecommunications Ltd.
1.5%
Canon, Inc.
1.4%
Sekisui House Ltd.
1.4%

Victory Portfolios II
VictoryShares Dividend Accelerator ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
3M Co.
3.3%
Apple, Inc.
3.2%
Flowers Foods, Inc.
3.1%
Jack Henry & Associates, Inc.
2.9%
NetApp, Inc.
2.3%
Ecolab, Inc.
2.2%
Republic Services, Inc.
2.2%
Landstar System, Inc.
2.2%
Union Pacific Corp.
2.1%
Consolidated Edison, Inc.
2.1%

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum
Volatility Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
10.0%
Microsoft Corp.
9.9%
Johnson & Johnson
4.1%
Merck & Co., Inc.
3.7%
Walmart, Inc.
3.6%
Comcast Corp., Class A
3.6%
Chevron Corp.
3.4%
Republic Services, Inc.
3.3%
Waste Management, Inc.
3.2%
Lockheed Martin Corp.
3.0%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Federated Hermes Treasury Obligations Fund
73.7%
Johnson & Johnson
0.1%
McDonald's Corp.
0.1%
First Citizens Bancshares, Inc., Class A
0.1%
PepsiCo, Inc.
0.1%
Mondelez International, Inc., Class A
0.1%
Kimberly-Clark Corp.
0.1%
The Coca-Cola Co.
0.1%
Eli Lilly & Co.
0.1%
Waste Management, Inc.
0.1%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100
Long/Cash Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Federated Hermes Treasury Obligations Fund
74.3%
Johnson & Johnson
0.5%
Kimberly-Clark Corp.
0.4%
The Coca-Cola Co.
0.4%
Kellogg Co.
0.4%
Philip Morris International, Inc.
0.4%
The Southern Co.
0.3%
International Business Machines Corp.
0.3%
CME Group, Inc.
0.3%
Amgen, Inc.
0.3%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 500
Long/Cash Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Federated Hermes Treasury Obligations Fund
74.8%
Amphastar Pharmaceuticals, Inc.
0.1%
NewMarket Corp.
0.1%
MSC Industrial Direct Co., Inc.
0.1%
City Holding Co.
0.1%
Nelnet, Inc., Class A
0.1%
MGE Energy, Inc.
0.1%
OSI Systems, Inc.
0.1%
ICF International, Inc.
0.1%
Federal Signal Corp.
0.1%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Federated Hermes Treasury Obligations Fund
74.4%
Singapore Airlines Ltd.
0.1%
SoftBank Corp.
0.1%
Oversea-Chinese Banking Corp. Ltd.
0.1%
Metro, Inc.
0.1%
Novartis AG, Registered Shares
0.1%
Telstra Corp. Ltd.
0.1%
Unilever PLC
0.1%
Secom Co. Ltd.
0.1%
Nestle SA, Registered Shares
0.1%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Q-50
®
 Index before fees and expenses.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Trade Desk, Inc., Class A
3.8%
Coca-Cola Europacific Partners PLC
3.3%
MongoDB, Inc.
3.2%
Monolithic Power Systems, Inc.
2.8%
Take-Two Interactive Software, Inc.
2.8%
CDW Corp.
2.7%
Tractor Supply Co.
2.7%
Alnylam Pharmaceuticals, Inc.
2.6%
VeriSign, Inc.
2.6%
Horizon Therapeutics PLC
2.6%

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high current income without undue risk to principal.
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining investments which are under 2% of the net assets of the Fund.
ABS
—
Asset-Backed Securities
CLO
—
Collateralized Loan Obligations
MBS
—
Mortgage-Backed Securities

Victory Portfolios II
VictoryShares Corporate Bond ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks maximum current income without undue risk to principal.
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Copart, Inc.
4.8%
Verisk Analytics, Inc.
4.4%
NVR, Inc.
4.3%
HEICO Corp.
4.2%
Amphenol Corp., Class A
4.0%
Hologic, Inc.
3.7%
Graco, Inc.
3.7%
Fastenal Co.
3.6%
Pool Corp.
3.5%
CACI International, Inc., Class A
3.5%

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
7.1%
Microsoft Corp.
5.9%
Amazon.com, Inc.
3.2%
Alphabet, Inc., Class A
2.8%
UnitedHealth Group, Inc.
2.7%
Johnson & Johnson
2.7%
NVIDIA Corp.
2.5%
Meta Platforms, Inc., Class A
2.4%
Alphabet, Inc., Class C
2.4%
Eli Lilly & Co.
2.3%

Victory Portfolios II
VictoryShares Free Cash Flow ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory
U.S. Large Cap Free Cash Flow Index.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Expedia Group, Inc.
3.9%
CF Industries Holdings, Inc.
3.9%
Bristol-Myers Squibb Co.
3.5%
PulteGroup, Inc.
3.5%
Pfizer, Inc.
3.4%
AbbVie, Inc.
3.1%
CVS Health Corp.
3.1%
QUALCOMM, Inc.
2.7%
Steel Dynamics, Inc.
2.7%
The Cigna Group
2.7%

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
61
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.5%):
Alphabet, Inc. , Class A (a) ................................................. 9,220 $ 1,103,634
Charter Communications, Inc. , Class A (a) ..................................... 2,121 779,192
Comcast Corp. , Class A .................................................. 28,574 1,187,250
Electronic Arts, Inc. ..................................................... 12,338 1,600,239
Fox Corp. , Class A ...................................................... 30,664 1,042,576
Liberty Broadband Corp. , Class C (a) ......................................... 9,076 727,078
Live Nation Entertainment, Inc. (a) ........................................... 11,846 1,079,289
Match Group, Inc. (a) .................................................... 13,423 561,752
Meta Platforms, Inc. , Class A (a) ............................................ 3,039 872,132
Netflix, Inc. (a) ......................................................... 1,932 851,027
News Corp. , Class A ..................................................... 57,858 1,128,231
Omnicom Group, Inc. .................................................... 14,217 1,352,747
Paramount Global , Class B (b) .............................................. 29,004 461,454
The Interpublic Group of Cos., Inc. .......................................... 32,657 1,259,907
The Trade Desk, Inc. , Class A (a) ............................................ 6,853 529,189
The Walt Disney Co. (a) .................................................. 9,000 803,520
T-Mobile U.S., Inc. (a) .................................................... 9,654 1,340,941
Verizon Communications, Inc. .............................................. 36,743 1,366,472
Warner Music Group Corp. , Class A ......................................... 24,209 631,613
ZoomInfo Technologies, Inc. (a) ............................................. 19,785 502,341
19,180,584
Consumer Discretionary (9.2%):
Airbnb, Inc. , Class A (a) .................................................. 4,754 609,273
Aptiv PLC (a) .......................................................... 5,957 608,150
Aramark ............................................................. 29,214 1,257,663
AutoZone, Inc. (a) ....................................................... 588 1,466,096
Bath & Body Works, Inc. ................................................. 13,466 504,975
Best Buy Co., Inc. ...................................................... 9,767 800,406
Booking Holdings, Inc. (a) ................................................. 362 977,519
BorgWarner, Inc. ....................................................... 19,134 935,844
Burlington Stores, Inc. (a) ................................................. 2,849 448,404
CarMax, Inc. (a) ........................................................ 8,884 743,591
Chipotle Mexican Grill, Inc. (a) ............................................. 610 1,304,790
Churchill Downs, Inc. .................................................... 8,154 1,134,792
D.R. Horton, Inc. ....................................................... 9,207 1,120,400
Darden Restaurants, Inc. .................................................. 8,461 1,413,664
Deckers Outdoor Corp. (a) ................................................. 2,020 1,065,873
Dick's Sporting Goods, Inc. ................................................ 5,792 765,644
Domino's Pizza, Inc. ..................................................... 3,286 1,107,349
Expedia Group, Inc. (a) ................................................... 6,205 678,765
Five Below, Inc. (a) ...................................................... 3,406 669,415
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 6,063 630,309
Garmin Ltd. ........................................................... 11,088 1,156,367
General Motors Co. ..................................................... 20,195 778,719
Genuine Parts Co. ...................................................... 8,539 1,445,055
Hilton Worldwide Holdings, Inc. ............................................ 7,341 1,068,483
Hyatt Hotels Corp. , Class A ................................................ 8,239 944,025
Lennar Corp. , Class A .................................................... 9,009 1,128,918
LKQ Corp. ........................................................... 21,371 1,245,288
Lowe's Cos., Inc. ....................................................... 4,982 1,124,437
Marriott International, Inc. , Class A .......................................... 6,172 1,133,735
McDonald's Corp. ...................................................... 6,992 2,086,483
MGM Resorts International ................................................ 17,118 751,823
NIKE, Inc. , Class B ..................................................... 6,853 756,366
NVR, Inc. (a) .......................................................... 191 1,212,968
O'Reilly Automotive, Inc. (a) ............................................... 1,830 1,748,199
Penske Automotive Group, Inc. ............................................. 5,775 962,288
Pool Corp. ............................................................ 2,092 783,747
PulteGroup, Inc. ........................................................ 14,928 1,159,607
Ross Stores, Inc. ....................................................... 8,855 992,911
Service Corp. International ................................................ 17,304 1,117,665

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Starbucks Corp. ........................................................ 10,784 $ 1,068,263
Tapestry, Inc. .......................................................... 18,941 810,675
Tesla, Inc. (a) .......................................................... 2,475 647,881
The Home Depot, Inc. ................................................... 3,804 1,181,675
The TJX Cos., Inc. ...................................................... 16,773 1,422,183
Tractor Supply Co. ...................................................... 4,742 1,048,456
Ulta Beauty, Inc. (a) ..................................................... 2,406 1,132,252
Vail Resorts, Inc. ....................................................... 4,465 1,124,108
VF Corp. ............................................................. 27,927 533,126
Yum! Brands, Inc. ...................................................... 12,718 1,762,079
50,570,704
Consumer Staples (10.1%):
Altria Group, Inc. ....................................................... 30,721 1,391,661
Archer-Daniels-Midland Co. ............................................... 14,074 1,063,431
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 16,117 1,015,532
Brown-Forman Corp. , Class B ............................................. 22,585 1,508,226
Bunge Ltd. ........................................................... 10,630 1,002,941
Campbell Soup Co. ..................................................... 30,463 1,392,464
Church & Dwight Co., Inc. ................................................ 16,521 1,655,900
Colgate-Palmolive Co. ................................................... 23,360 1,799,654
Conagra Brands, Inc. .................................................... 42,919 1,447,229
Constellation Brands, Inc. , Class A .......................................... 5,960 1,466,935
Costco Wholesale Corp. .................................................. 2,536 1,365,332
Coty, Inc. , Class A (a) .................................................... 61,199 752,136
Darling Ingredients, Inc. (a) ................................................ 11,848 755,784
Dollar General Corp. .................................................... 6,576 1,116,473
Dollar Tree, Inc. (a) ...................................................... 7,107 1,019,854
General Mills, Inc. ...................................................... 18,887 1,448,633
Hormel Foods Corp. ..................................................... 41,600 1,673,152
Kellogg Co. ........................................................... 24,719 1,666,061
Keurig Dr Pepper, Inc. ................................................... 50,391 1,575,727
Kimberly-Clark Corp. .................................................... 14,091 1,945,403
Lamb Weston Holdings, Inc. ............................................... 13,549 1,557,458
McCormick & Co., Inc. .................................................. 18,685 1,629,893
Mondelez International, Inc. , Class A ......................................... 27,118 1,977,987
Monster Beverage Corp. (a) ................................................ 26,848 1,542,149
PepsiCo, Inc. .......................................................... 11,083 2,052,793
Performance Food Group Co. (a) ............................................ 18,246 1,099,139
Philip Morris International, Inc. ............................................. 15,696 1,532,244
Sysco Corp. ........................................................... 18,192 1,349,846
Target Corp. .......................................................... 5,232 690,101
The Clorox Co. ........................................................ 7,582 1,205,841
The Coca-Cola Co. ...................................................... 32,064 1,930,894
The Estee Lauder Cos., Inc. ............................................... 3,568 700,684
The Hershey Co. ....................................................... 7,073 1,766,128
The J.M. Smucker Co. ................................................... 12,832 1,894,901
The Kraft Heinz Co. ..................................................... 38,504 1,366,892
The Kroger Co. ........................................................ 27,973 1,314,731
The Procter & Gamble Co. ................................................ 12,053 1,828,922
Tyson Foods, Inc. , Class A ................................................ 23,450 1,196,888
Walmart, Inc. .......................................................... 9,963 1,565,984
55,266,003
Energy (3.8%):
APA Corp. ............................................................ 15,440 527,585
Cheniere Energy, Inc. .................................................... 5,304 808,117
Chesapeake Energy Corp. ................................................. 8,628 721,991
Chevron Corp. ......................................................... 6,359 1,000,589
ConocoPhillips ........................................................ 7,582 785,571
Coterra Energy, Inc. ..................................................... 31,031 785,084
Devon Energy Corp. ..................................................... 11,603 560,889
Diamondback Energy, Inc. ................................................ 5,163 678,212
EOG Resources, Inc. .................................................... 6,647 760,683

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
EQT Corp. ............................................................ 17,602 $ 723,970
Exxon Mobil Corp. ..................................................... 9,070 972,758
Halliburton Co. ........................................................ 18,387 606,587
Hess Corp. ............................................................ 5,411 735,625
HF Sinclair Corp. ....................................................... 15,323 683,559
Kinder Morgan, Inc. ..................................................... 72,895 1,255,252
Marathon Oil Corp. ..................................................... 26,719 615,071
Marathon Petroleum Corp. ................................................ 7,000 816,200
Occidental Petroleum Corp. ............................................... 12,878 757,226
ONEOK, Inc. .......................................................... 15,033 927,837
Ovintiv, Inc. .......................................................... 13,179 501,725
Phillips 66 ............................................................ 8,184 780,590
Pioneer Natural Resources Co. ............................................. 4,069 843,015
Schlumberger NV ...................................................... 13,513 663,759
Targa Resources Corp. ................................................... 10,971 834,893
Texas Pacific Land Corp. ................................................. 381 501,587
The Williams Cos., Inc. .................................................. 37,626 1,227,736
Valero Energy Corp. ..................................................... 5,500 645,150
20,721,261
Financials (15.1%):
Aflac, Inc. ............................................................ 21,271 1,484,716
Ally Financial, Inc. ...................................................... 21,512 581,039
American Express Co. ................................................... 5,835 1,016,457
American Financial Group, Inc. ............................................. 9,413 1,117,794
American International Group, Inc. .......................................... 19,209 1,105,286
Ameriprise Financial, Inc. ................................................. 3,054 1,014,417
Aon PLC , Class A ...................................................... 4,763 1,644,188
Arch Capital Group Ltd. (a) ................................................ 16,880 1,263,468
Ares Management Corp. , Class A ........................................... 10,148 977,760
Arthur J. Gallagher & Co. ................................................. 7,538 1,655,119
Bank of America Corp. ................................................... 33,847 971,070
BlackRock, Inc. ........................................................ 1,326 916,452
Blackstone, Inc. ........................................................ 7,371 685,282
Brown & Brown, Inc. .................................................... 19,650 1,352,706
Capital One Financial Corp. ............................................... 7,090 775,433
Cboe Global Markets, Inc. ................................................ 11,354 1,566,966
Chubb Ltd. ........................................................... 6,822 1,313,644
Citigroup, Inc. ......................................................... 20,664 951,371
Citizens Financial Group, Inc. .............................................. 25,934 676,359
CME Group, Inc. ....................................................... 8,282 1,534,572
Comerica, Inc. ......................................................... 14,411 610,450
Discover Financial Services ............................................... 8,133 950,341
East West Bancorp, Inc. .................................................. 11,674 616,271
Equitable Holdings, Inc. .................................................. 31,905 866,540
Erie Indemnity Co. , Class A ............................................... 5,066 1,063,911
Everest Re Group Ltd. ................................................... 2,895 989,685
FactSet Research Systems, Inc. ............................................. 2,816 1,128,230
Fidelity National Financial, Inc. ............................................ 26,633 958,788
Fifth Third Bancorp ..................................................... 27,435 719,071
First Citizens Bancshares, Inc. , Class A ....................................... 1,601 2,054,803
Fiserv, Inc. (a) .......................................................... 9,933 1,253,048
FleetCor Technologies, Inc. (a) .............................................. 4,672 1,173,046
Franklin Resources, Inc. .................................................. 29,895 798,495
Global Payments, Inc. .................................................... 7,860 774,367
Globe Life, Inc. ........................................................ 11,715 1,284,198
Huntington Bancshares, Inc. ............................................... 71,414 769,843
Interactive Brokers Group, Inc. ............................................. 12,530 1,040,867
Intercontinental Exchange, Inc. ............................................. 12,767 1,443,692
JPMorgan Chase & Co. .................................................. 8,807 1,280,890
KeyCorp ............................................................. 52,321 483,446
Loews Corp. .......................................................... 24,017 1,426,130
LPL Financial Holdings, Inc. ............................................... 3,780 821,885
M&T Bank Corp. ....................................................... 6,853 848,127

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
MarketAxess Holdings, Inc. ............................................... 2,625 $ 686,228
Marsh & McLennan Cos., Inc. ............................................. 8,643 1,625,575
Mastercard, Inc. , Class A ................................................. 3,452 1,357,672
MetLife, Inc. .......................................................... 19,724 1,114,998
Moody's Corp. ......................................................... 3,332 1,158,603
Morgan Stanley ........................................................ 12,302 1,050,591
Morningstar, Inc. ....................................................... 4,535 889,177
MSCI, Inc. ........................................................... 1,715 804,832
Nasdaq, Inc. .......................................................... 21,635 1,078,505
Northern Trust Corp. .................................................... 10,518 779,805
PayPal Holdings, Inc. (a) .................................................. 9,523 635,470
Principal Financial Group, Inc. ............................................. 12,391 939,733
Raymond James Financial, Inc. ............................................. 10,465 1,085,953
Regions Financial Corp. .................................................. 46,327 825,547
Reinsurance Group of America, Inc. ......................................... 8,148 1,130,046
Rocket Cos., Inc. , Class A (a) (b) ............................................. 72,594 650,442
Ryan Specialty Holdings, Inc. (a) ............................................ 19,190 861,439
S&P Global, Inc. ....................................................... 3,361 1,347,391
State Street Corp. ....................................................... 10,373 759,096
Synchrony Financial ..................................................... 21,774 738,574
T. Rowe Price Group, Inc. ................................................. 6,768 758,151
The Bank of New York Mellon Corp. ......................................... 24,022 1,069,459
The Carlyle Group, Inc. .................................................. 22,238 710,504
The Charles Schwab Corp. ................................................ 14,058 796,807
The Goldman Sachs Group, Inc. ............................................ 3,364 1,085,025
The Hartford Financial Services Group, Inc. .................................... 17,947 1,292,543
The PNC Financial Services Group, Inc. ...................................... 7,037 886,310
The Progressive Corp. ................................................... 9,326 1,234,483
The Travelers Cos., Inc. .................................................. 7,876 1,367,746
Tradeweb Markets, Inc. , Class A ............................................ 16,407 1,123,551
Truist Financial Corp. .................................................... 22,953 696,624
U.S. Bancorp .......................................................... 25,317 836,474
Unum Group .......................................................... 22,559 1,076,064
Visa, Inc. , Class A ...................................................... 6,157 1,462,164
Webster Financial Corp. .................................................. 19,422 733,181
Wells Fargo & Co. ...................................................... 24,399 1,041,349
WR Berkley Corp. ...................................................... 20,150 1,200,134
82,850,469
Health Care (13.2%):
Abbott Laboratories ..................................................... 13,360 1,456,507
AbbVie, Inc. .......................................................... 9,847 1,326,686
Agilent Technologies, Inc. ................................................. 7,245 871,211
Align Technology, Inc. (a) ................................................. 1,679 593,762
AmerisourceBergen Corp. ................................................. 9,652 1,857,334
Amgen, Inc. ........................................................... 6,778 1,504,852
Avantor, Inc. (a) ........................................................ 34,660 711,916
Becton Dickinson & Co. .................................................. 6,108 1,612,573
Biogen, Inc. (a) ......................................................... 2,240 638,064
BioMarin Pharmaceutical, Inc. (a) ........................................... 10,637 922,015
Bio-Techne Corp. ....................................................... 12,464 1,017,436
Boston Scientific Corp. (a) ................................................. 31,571 1,707,675
Bristol-Myers Squibb Co. ................................................. 22,721 1,453,008
Bruker Corp. .......................................................... 13,698 1,012,556
Catalent, Inc. (a) ........................................................ 7,971 345,623
Centene Corp. (a) ....................................................... 15,769 1,063,619
Charles River Laboratories International, Inc. (a) ................................. 3,442 723,680
CVS Health Corp. ...................................................... 16,221 1,121,358
Danaher Corp. ......................................................... 4,088 981,120
Dexcom, Inc. (a) ........................................................ 6,145 789,694
Edwards Lifesciences Corp. (a) ............................................. 10,865 1,024,895
Elevance Health, Inc. .................................................... 2,618 1,163,151
Eli Lilly & Co. ......................................................... 4,088 1,917,190
GE HealthCare Technologies, Inc. ........................................... 10,264 833,847

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Gilead Sciences, Inc. .................................................... 15,119 $ 1,165,221
HCA Healthcare, Inc. .................................................... 3,881 1,177,806
Henry Schein, Inc. (a) .................................................... 16,589 1,345,368
Hologic, Inc. (a) ........................................................ 15,803 1,279,569
Humana, Inc. .......................................................... 2,600 1,162,538
IDEXX Laboratories, Inc. (a) ............................................... 1,758 882,920
Incyte Corp. (a) ......................................................... 17,505 1,089,686
Insulet Corp. (a) ........................................................ 2,650 764,101
Intuitive Surgical, Inc. (a) ................................................. 3,888 1,329,463
IQVIA Holdings, Inc. (a) .................................................. 4,558 1,024,502
Johnson & Johnson ..................................................... 13,316 2,204,064
Laboratory Corp. of America Holdings ........................................ 4,951 1,194,825
Masimo Corp. (a) ....................................................... 4,637 763,018
McKesson Corp. ....................................................... 4,311 1,842,133
Medtronic PLC ........................................................ 16,021 1,411,450
Merck & Co., Inc. ...................................................... 15,194 1,753,236
Mettler-Toledo International, Inc. (a) ......................................... 693 908,967
Moderna, Inc. (a) ....................................................... 3,867 469,841
Molina Healthcare, Inc. (a) ................................................ 4,509 1,358,291
Neurocrine Biosciences, Inc. (a) ............................................. 9,983 941,397
Pfizer, Inc. ............................................................ 32,725 1,200,353
Quest Diagnostics, Inc. ................................................... 10,330 1,451,985
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,232 885,241
Repligen Corp. (a) ....................................................... 3,097 438,102
ResMed, Inc. .......................................................... 5,675 1,239,988
Revvity, Inc. .......................................................... 7,477 888,193
Stryker Corp. .......................................................... 4,095 1,249,344
Teleflex, Inc. .......................................................... 3,988 965,216
The Cigna Group ....................................................... 4,829 1,355,017
The Cooper Cos., Inc. .................................................... 3,093 1,185,949
Thermo Fisher Scientific, Inc. .............................................. 2,062 1,075,849
United Therapeutics Corp. (a) .............................................. 5,004 1,104,633
UnitedHealth Group, Inc. ................................................. 2,895 1,391,453
Veeva Systems, Inc. , Class A (a) ............................................. 4,942 977,182
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,733 1,313,680
Viatris, Inc. ........................................................... 84,918 847,482
Waters Corp. (a) ........................................................ 3,311 882,514
West Pharmaceutical Services, Inc. .......................................... 2,293 877,004
Zimmer Biomet Holdings, Inc. ............................................. 10,339 1,505,358
Zoetis, Inc. ........................................................... 6,168 1,062,191
72,614,902
Industrials (19.9%):
3M Co. .............................................................. 10,309 1,031,828
A O Smith Corp. ....................................................... 14,116 1,027,362
AECOM ............................................................. 14,710 1,245,790
AGCO Corp. .......................................................... 6,493 853,310
Allegion PLC ......................................................... 9,171 1,100,703
American Airlines Group, Inc. (a) ............................................ 42,824 768,263
AMETEK, Inc. ........................................................ 9,683 1,567,484
Automatic Data Processing, Inc. ............................................ 5,677 1,247,748
Avis Budget Group, Inc. (a) ................................................ 2,435 556,811
Axon Enterprise, Inc. (a) .................................................. 3,723 726,432
Booz Allen Hamilton Holding Corp. ......................................... 14,264 1,591,862
Broadridge Financial Solutions, Inc. ......................................... 8,012 1,327,028
Builders FirstSource, Inc. (a) ............................................... 8,393 1,141,448
C.H. Robinson Worldwide, Inc. ............................................. 10,836 1,022,377
Carlisle Cos., Inc. ....................................................... 3,813 978,149
Carrier Global Corp. ..................................................... 22,602 1,123,545
Caterpillar, Inc. ........................................................ 4,286 1,054,570
Cintas Corp. .......................................................... 3,009 1,495,714
Copart, Inc. (a) ......................................................... 16,658 1,519,376
CoStar Group, Inc. (a) .................................................... 13,066 1,162,874
CSX Corp. ............................................................ 41,349 1,410,001

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Cummins, Inc. ......................................................... 5,189 $ 1,272,135
Deere & Co. .......................................................... 2,663 1,079,021
Delta Air Lines, Inc. (a) ................................................... 22,489 1,069,127
Dover Corp. ........................................................... 7,777 1,148,274
Eaton Corp. PLC ....................................................... 7,237 1,455,361
Emerson Electric Co. .................................................... 14,101 1,274,589
Equifax, Inc. .......................................................... 4,191 986,142
Expeditors International of Washington, Inc. .................................... 10,355 1,254,301
Fastenal Co. ........................................................... 21,892 1,291,409
FedEx Corp. .......................................................... 3,711 919,957
Fortive Corp. .......................................................... 18,184 1,359,618
General Dynamics Corp. .................................................. 6,545 1,408,157
Genpact Ltd. .......................................................... 31,212 1,172,635
Graco, Inc. ........................................................... 18,500 1,597,475
HEICO Corp. .......................................................... 7,364 1,302,986
Honeywell International, Inc. .............................................. 7,408 1,537,160
Howmet Aerospace, Inc. .................................................. 26,784 1,327,415
Hubbell, Inc. .......................................................... 4,418 1,464,832
IDEX Corp. ........................................................... 5,855 1,260,347
Illinois Tool Works, Inc. .................................................. 5,344 1,336,855
Ingersoll Rand, Inc. ..................................................... 17,475 1,142,166
J.B. Hunt Transport Services, Inc. ........................................... 5,820 1,053,595
Jack Henry & Associates, Inc. .............................................. 7,712 1,290,449
Jacobs Solutions, Inc. .................................................... 10,048 1,194,607
Johnson Controls International PLC .......................................... 17,319 1,180,117
Knight-Swift Transportation Holdings, Inc. .................................... 18,592 1,032,972
L3Harris Technologies, Inc. ............................................... 5,585 1,093,375
Leidos Holdings, Inc. .................................................... 14,623 1,293,843
Lennox International, Inc. ................................................. 3,575 1,165,700
Lincoln Electric Holdings, Inc. ............................................. 7,823 1,553,882
Lockheed Martin Corp. ................................................... 2,946 1,356,279
Masco Corp. .......................................................... 16,869 967,943
Nordson Corp. ......................................................... 4,917 1,220,301
Norfolk Southern Corp. .................................................. 5,467 1,239,697
Northrop Grumman Corp. ................................................. 2,430 1,107,594
Old Dominion Freight Line, Inc. ............................................ 2,477 915,871
Otis Worldwide Corp. .................................................... 16,263 1,447,570
Owens Corning ........................................................ 8,855 1,155,578
PACCAR, Inc. ......................................................... 17,432 1,458,187
Parker-Hannifin Corp. ................................................... 3,087 1,204,053
Paychex, Inc. .......................................................... 11,265 1,260,216
Paycom Software, Inc. ................................................... 2,449 786,717
Paylocity Holding Corp. (a) ................................................ 3,431 633,122
Quanta Services, Inc. .................................................... 5,846 1,148,447
Raytheon Technologies Corp. .............................................. 13,413 1,313,937
Regal Rexnord Corp. .................................................... 5,279 812,438
Republic Services, Inc. ................................................... 12,418 1,902,065
Robert Half International, Inc. .............................................. 11,792 886,994
Rockwell Automation, Inc. ................................................ 3,339 1,100,034
Rollins, Inc. ........................................................... 33,360 1,428,809
Snap-on, Inc. .......................................................... 5,467 1,575,535
Southwest Airlines Co. ................................................... 28,794 1,042,631
SS&C Technologies Holdings, Inc. .......................................... 18,562 1,124,857
Stanley Black & Decker, Inc. .............................................. 8,497 796,254
Textron, Inc. .......................................................... 15,201 1,028,044
The Toro Co. .......................................................... 12,212 1,241,350
Trane Technologies PLC .................................................. 6,113 1,169,172
TransDigm Group, Inc. ................................................... 1,395 1,247,367
TransUnion ........................................................... 11,369 890,534
U-Haul Holding Co. (b) ................................................... 15,669 866,809
Union Pacific Corp. ..................................................... 5,681 1,162,446
United Airlines Holdings, Inc. (a) ............................................ 13,932 764,449
United Parcel Service, Inc. , Class B .......................................... 6,747 1,209,400
United Rentals, Inc. ..................................................... 1,800 801,666

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Verisk Analytics, Inc. .................................................... 7,361 $ 1,663,807
W.W. Grainger, Inc. ..................................................... 1,560 1,230,200
Waste Management, Inc. .................................................. 11,026 1,912,129
Watsco, Inc. ........................................................... 3,003 1,145,554
Westinghouse Air Brake Technologies Corp. .................................... 11,457 1,256,489
WillScot Mobile Mini Holdings Corp. (a) ...................................... 19,928 952,359
Xylem, Inc. ........................................................... 10,108 1,138,363
109,036,444
Information Technology (13.3%):
Accenture PLC , Class A .................................................. 4,047 1,248,823
Adobe, Inc. (a) ......................................................... 2,398 1,172,598
Advanced Micro Devices, Inc. (a) ............................................ 7,528 857,514
Akamai Technologies, Inc. (a) .............................................. 14,934 1,342,119
Amphenol Corp. , Class A ................................................. 15,522 1,318,594
Analog Devices, Inc. .................................................... 5,266 1,025,869
ANSYS, Inc. (a) ........................................................ 2,792 922,114
Apple, Inc. ........................................................... 6,682 1,296,108
Applied Materials, Inc. ................................................... 5,966 862,326
Arista Networks, Inc. (a) .................................................. 6,106 989,538
Autodesk, Inc. (a) ....................................................... 3,619 740,484
Bentley Systems, Inc. , Class B ............................................. 19,712 1,068,982
Broadcom, Inc. ........................................................ 1,687 1,463,354
Cadence Design Systems, Inc. (a) ............................................ 4,938 1,158,060
CDW Corp. ........................................................... 5,833 1,070,355
Cisco Systems, Inc. ..................................................... 28,149 1,456,429
Cognizant Technology Solutions Corp. , Class A ................................. 16,164 1,055,186
Corning, Inc. .......................................................... 33,971 1,190,344
Dell Technologies, Inc. , Class C ............................................ 21,318 1,153,517
Dynatrace, Inc. (a) ...................................................... 15,413 793,307
Enphase Energy, Inc. (a) .................................................. 2,554 427,744
Entegris, Inc. .......................................................... 6,331 701,601
EPAM Systems, Inc. (a) ................................................... 2,126 477,818
Fair Isaac Corp. (a) ...................................................... 990 801,118
Fortinet, Inc. (a) ........................................................ 11,431 864,069
Gartner, Inc. (a) ........................................................ 3,318 1,162,329
Gen Digital, Inc. ....................................................... 54,499 1,010,956
GoDaddy, Inc. , Class A (a) ................................................. 13,791 1,036,118
Hewlett Packard Enterprise Co. ............................................. 70,639 1,186,735
HP, Inc. .............................................................. 31,270 960,302
Intel Corp. ............................................................ 34,430 1,151,339
International Business Machines Corp. ........................................ 11,638 1,557,281
Intuit, Inc. ............................................................ 1,897 869,186
Jabil, Inc. ............................................................ 12,015 1,296,779
Juniper Networks, Inc. ................................................... 39,982 1,252,636
Keysight Technologies, Inc. (a) ............................................. 6,211 1,040,032
KLA Corp. ........................................................... 2,035 987,016
Lam Research Corp. ..................................................... 1,341 862,075
Lattice Semiconductor Corp. (a) ............................................. 7,419 712,743
Manhattan Associates, Inc. (a) .............................................. 5,209 1,041,175
Microchip Technology, Inc. ................................................ 9,578 858,093
Micron Technology, Inc. .................................................. 13,549 855,077
Microsoft Corp. ........................................................ 3,816 1,299,501
Monolithic Power Systems, Inc. ............................................ 1,248 674,207
Motorola Solutions, Inc. .................................................. 4,699 1,378,123
NetApp, Inc. .......................................................... 17,076 1,304,606
NVIDIA Corp. ......................................................... 2,381 1,007,211
NXP Semiconductors NV ................................................. 4,456 912,054
ON Semiconductor Corp. (a) ............................................... 7,608 719,565
Oracle Corp. .......................................................... 13,170 1,568,415
Palo Alto Networks, Inc. (a) ................................................ 4,122 1,053,212
PTC, Inc. (a) ........................................................... 8,244 1,173,121
Pure Storage, Inc. , Class A (a) .............................................. 34,570 1,272,867
Qorvo, Inc. (a) ......................................................... 7,455 760,634

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
QUALCOMM, Inc. ..................................................... 6,397 $ 761,499
Roper Technologies, Inc. .................................................. 3,173 1,525,578
Salesforce, Inc. (a) ...................................................... 4,683 989,331
Seagate Technology Holdings PLC .......................................... 11,818 731,180
ServiceNow, Inc. (a) ..................................................... 1,515 851,385
Skyworks Solutions, Inc. ................................................. 6,928 766,860
Synopsys, Inc. (a) ....................................................... 2,626 1,143,387
TD SYNNEX Corp. ..................................................... 10,490 986,060
TE Connectivity Ltd. .................................................... 8,334 1,168,093
Teledyne Technologies, Inc. (a) ............................................. 2,697 1,108,764
Teradyne, Inc. ......................................................... 7,422 826,291
Texas Instruments, Inc. ................................................... 6,344 1,142,047
Trimble, Inc. (a) ........................................................ 15,624 827,135
Tyler Technologies, Inc. (a) ................................................ 2,699 1,124,053
VeriSign, Inc. (a) ........................................................ 5,706 1,289,385
Zebra Technologies Corp. (a) ............................................... 2,324 687,509
Zoom Video Communications, Inc. , Class A (a) .................................. 7,657 519,757
72,869,673
Materials (4.7%):
Air Products and Chemicals, Inc. ............................................ 4,145 1,241,552
Albemarle Corp. ....................................................... 2,695 601,228
Avery Dennison Corp. ................................................... 5,703 979,775
Ball Corp. ............................................................ 13,936 811,215
Celanese Corp. ......................................................... 6,660 771,228
CF Industries Holdings, Inc. ............................................... 8,676 602,288
Cleveland-Cliffs, Inc. (a) .................................................. 26,440 443,134
Corteva, Inc. .......................................................... 18,513 1,060,795
Crown Holdings, Inc. .................................................... 9,388 815,536
Dow, Inc. ............................................................ 18,817 1,002,193
DuPont de Nemours, Inc. ................................................. 14,319 1,022,949
Eastman Chemical Co. ................................................... 10,410 871,525
Ecolab, Inc. ........................................................... 6,117 1,141,983
FMC Corp. ........................................................... 9,700 1,012,098
Freeport-McMoRan, Inc. ................................................. 15,442 617,680
International Paper Co. ................................................... 27,253 866,918
LyondellBasell Industries NV , Class A ........................................ 10,382 953,379
Martin Marietta Materials, Inc. ............................................. 2,999 1,384,608
Nucor Corp. ........................................................... 4,541 744,633
Packaging Corp. of America ............................................... 7,931 1,048,161
PPG Industries, Inc. ..................................................... 7,121 1,056,044
Reliance Steel & Aluminum Co. ............................................ 4,465 1,212,649
RPM International, Inc. .................................................. 11,955 1,072,722
Steel Dynamics, Inc. ..................................................... 6,177 672,861
The Mosaic Co. ........................................................ 13,668 478,380
The Sherwin-Williams Co. ................................................ 4,057 1,077,215
Vulcan Materials Co. .................................................... 6,564 1,479,788
Westlake Corp. ........................................................ 6,966 832,228
25,874,765
Real Estate (0.2%):
CBRE Group, Inc. , Class A (a) .............................................. 12,077 974,735
Utilities (6.5%):
Alliant Energy Corp. .................................................... 26,217 1,375,868
Ameren Corp. ......................................................... 16,824 1,374,016
American Electric Power Co., Inc. ........................................... 15,097 1,271,167
American Water Works Co., Inc. ............................................ 8,502 1,213,660
Atmos Energy Corp. ..................................................... 11,943 1,389,449
CenterPoint Energy, Inc. .................................................. 49,514 1,443,333
CMS Energy Corp. ...................................................... 23,177 1,361,649
Consolidated Edison, Inc. ................................................. 16,549 1,496,030
Dominion Energy, Inc. ................................................... 22,924 1,187,234
DTE Energy Co. ....................................................... 12,828 1,411,337

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Duke Energy Corp. ...................................................... 15,603 $ 1,400,213
Edison International ..................................................... 17,231 1,196,693
Entergy Corp. ......................................................... 12,296 1,197,261
Essential Utilities, Inc. ................................................... 29,924 1,194,267
Evergy, Inc. ........................................................... 22,373 1,307,031
Eversource Energy ...................................................... 17,191 1,219,186
Exelon Corp. .......................................................... 30,701 1,250,759
FirstEnergy Corp. ....................................................... 34,562 1,343,771
NextEra Energy, Inc. .................................................... 15,892 1,179,186
NiSource, Inc. ......................................................... 45,969 1,257,252
PG&E Corp. (a) ........................................................ 68,177 1,178,099
PPL Corp. ............................................................ 51,359 1,358,959
Public Service Enterprise Group, Inc. ......................................... 21,220 1,328,584
Sempra Energy ........................................................ 8,980 1,307,398
The Southern Co. ....................................................... 22,421 1,575,075
WEC Energy Group, Inc. ................................................. 15,564 1,373,367
Xcel Energy, Inc. ....................................................... 21,083 1,310,730
35,501,574
Total Common Stocks (Cost $451,325,728) 545,461,114
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (c) ........ 149,699 149,699
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (c) ............ 149,699 149,699
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (c) ............... 149,699 149,699
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (c) . 149,699 149,699
Total Collateral for Securities Loaned (Cost $598,796) 598,796
Total Investments (Cost $451,924,524) — 99.6% 546,059,910
Other assets in excess of liabilities — 0.4% 2,164,373
NET ASSETS - 100.00% $ 548,224,283
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 11 9/15/23 $ 2,410,117 $ 2,468,538 $ 58,421
Total unrealized appreciation $ 58,421
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 58,421

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
70
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.0%):
Altice USA, Inc. , Class A (a) ............................................... 6,261 $ 18,908
Cargurus, Inc. (a) ....................................................... 2,139 48,406
Cars.com, Inc. (a) ....................................................... 2,434 48,242
Cogent Communications Holdings, Inc. ....................................... 1,126 75,768
EchoStar Corp. , Class A (a) ................................................ 2,815 48,812
Gogo, Inc. (a) .......................................................... 2,780 47,288
John Wiley & Sons, Inc. , Class A ............................................ 1,346 45,804
Madison Square Garden Sports Corp. ........................................ 414 77,853
Scholastic Corp. ........................................................ 1,158 45,035
Shutterstock, Inc. ....................................................... 588 28,618
TripAdvisor, Inc. (a) ..................................................... 1,775 29,270
United States Cellular Corp. (a) ............................................. 1,675 29,530
Warner Music Group Corp. , Class A ......................................... 1,552 40,492
World Wrestling Entertainment, Inc. , Class A ................................... 768 83,305
Yelp, Inc. (a) ........................................................... 1,567 57,054
Ziff Davis, Inc. (a) ....................................................... 776 54,367
ZipRecruiter, Inc. (a) ..................................................... 1,998 35,484
814,236
Consumer Discretionary (15.2%):
Abercrombie & Fitch Co. (a) ............................................... 1,228 46,271
Academy Sports & Outdoors, Inc. ........................................... 730 39,456
Acushnet Holdings Corp. ................................................. 1,367 74,748
American Eagle Outfitters, Inc. ............................................. 2,782 32,828
Arhaus, Inc. (a) (b) ....................................................... 2,333 24,333
Asbury Automotive Group, Inc. (a) ........................................... 196 47,122
Bloomin' Brands, Inc. .................................................... 1,937 52,086
Boot Barn Holdings, Inc. (a) ............................................... 471 39,889
Brinker International, Inc. (a) ............................................... 1,031 37,735
Camping World Holdings, Inc. , Class A (b) ..................................... 1,772 53,337
Carter's, Inc. .......................................................... 750 54,450
Cavco Industries, Inc. (a) .................................................. 170 50,150
Century Communities, Inc. ................................................ 709 54,324
Chegg, Inc. (a) ......................................................... 1,997 17,733
Cracker Barrel Old Country Store, Inc. ........................................ 512 47,708
Crocs, Inc. (a) .......................................................... 261 29,347
Dave & Buster's Entertainment, Inc. (a) ....................................... 1,114 49,640
Dillard's, Inc. , Class A ................................................... 106 34,586
Dine Brands Global, Inc. ................................................. 702 40,737
Dorman Products, Inc. ................................................... 648 51,082
Everi Holdings, Inc. (a) ................................................... 2,808 40,604
Foot Locker, Inc. ....................................................... 947 25,673
Fox Factory Holding Corp. (a) .............................................. 349 37,870
Frontdoor, Inc. (a) ....................................................... 1,764 56,272
Gentherm, Inc. (a) ....................................................... 729 41,196
Graham Holdings Co. , Class B ............................................. 134 76,578
Grand Canyon Education, Inc. (a) ............................................ 580 59,862
Green Brick Partners, Inc. (a) ............................................... 1,267 71,966
Group 1 Automotive, Inc. ................................................. 214 55,233
Helen of Troy Ltd. (a) .................................................... 378 40,832
Hyatt Hotels Corp. , Class A ................................................ 528 60,498
Installed Building Products, Inc. ............................................ 362 50,738
Jack in the Box, Inc. ..................................................... 582 56,762
KB Home ............................................................ 1,449 74,928
Kontoor Brands, Inc. .................................................... 806 33,933
Laureate Education, Inc. .................................................. 4,217 50,983
La-Z-Boy, Inc. ......................................................... 1,556 44,564
LCI Industries ......................................................... 416 52,566
Leslie's, Inc. (a) ........................................................ 3,310 31,081
Levi Strauss & Co. , Class A ............................................... 2,769 39,957
LGI Homes, Inc. (a) ..................................................... 394 53,147
M/I Homes, Inc. (a) ...................................................... 801 69,839

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Malibu Boats, Inc. , Class A (a) .............................................. 933 $ 54,730
MDC Holdings, Inc. ..................................................... 1,419 66,367
Meritage Homes Corp. ................................................... 452 64,306
Mister Car Wash, Inc. (a) .................................................. 4,338 41,862
Modine Manufacturing Co. (a) .............................................. 1,797 59,337
Monarch Casino & Resort, Inc. ............................................. 750 52,837
Monro, Inc. ........................................................... 1,173 47,659
National Vision Holdings, Inc. (a) ............................................ 1,328 32,257
Nordstrom, Inc. ........................................................ 1,635 33,468
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 713 41,304
Oxford Industries, Inc. ................................................... 419 41,238
Papa John's International, Inc. .............................................. 656 48,432
Patrick Industries, Inc. ................................................... 683 54,640
Playa Hotels & Resorts NV (a) .............................................. 5,813 47,318
PVH Corp. ........................................................... 512 43,505
Ralph Lauren Corp. ..................................................... 443 54,622
Red Rock Resorts, Inc. , Class A ............................................. 1,248 58,381
Revolve Group, Inc. (a) ................................................... 1,140 18,696
Sally Beauty Holdings, Inc. (a) .............................................. 2,749 33,950
SeaWorld Entertainment, Inc. (a) ............................................ 694 38,871
Signet Jewelers Ltd. ..................................................... 478 31,194
Six Flags Entertainment Corp. (a) ............................................ 1,234 32,059
Skyline Champion Corp. (a) ................................................ 595 38,943
Sonic Automotive, Inc. , Class A ............................................ 746 35,562
Sonos, Inc. (a) ......................................................... 2,104 34,358
Steven Madden Ltd. ..................................................... 1,403 45,864
Strategic Education, Inc. .................................................. 804 54,543
Stride, Inc. (a) .......................................................... 866 32,241
Target Hospitality Corp. (a) (b) .............................................. 1,944 26,088
Taylor Morrison Home Corp. (a) ............................................ 1,351 65,888
The Buckle, Inc. ........................................................ 1,467 50,758
The Cheesecake Factory, Inc. .............................................. 1,190 41,150
The Gap, Inc. .......................................................... 3,174 28,344
The Goodyear Tire & Rubber Co. (a) ......................................... 3,632 49,686
The ODP Corp. (a) ...................................................... 1,224 57,308
Topgolf Callaway Brands Corp. (a) ........................................... 2,404 47,719
Travel + Leisure Co. ..................................................... 1,232 49,699
Tri Pointe Homes, Inc. (a) ................................................. 2,116 69,532
Under Armour, Inc. , Class A (a) ............................................. 3,930 28,375
Upbound Group, Inc. .................................................... 1,258 39,161
Urban Outfitters, Inc. (a) .................................................. 1,669 55,294
Victoria's Secret & Co. (a) ................................................. 885 15,426
Vista Outdoor, Inc. (a) .................................................... 1,866 51,632
Visteon Corp. (a) ........................................................ 311 44,663
Wingstop, Inc. ......................................................... 200 40,032
Winnebago Industries, Inc. ................................................ 707 47,150
XPEL, Inc. (a) ......................................................... 628 52,890
YETI Holdings, Inc. (a) ................................................... 817 31,732
4,133,715
Consumer Staples (6.9%):
BellRing Brands, Inc. (a) .................................................. 1,752 64,123
Cal-Maine Foods, Inc. ................................................... 973 43,785
Central Garden & Pet Co. (a) ............................................... 1,920 70,003
Coca-Cola Consolidated, Inc. .............................................. 95 60,422
e.l.f. Beauty, Inc. (a) ..................................................... 635 72,536
Edgewell Personal Care Co. ............................................... 1,855 76,630
Fresh Del Monte Produce, Inc. ............................................. 2,142 55,071
Grocery Outlet Holding Corp. (a) ............................................ 2,226 68,138
Herbalife Ltd. (a) ....................................................... 1,586 20,999
Hostess Brands, Inc. (a) ................................................... 3,222 81,581
Ingles Markets, Inc. , Class A ............................................... 843 69,674
Inter Parfums, Inc. ...................................................... 524 70,861
J & J Snack Foods Corp. .................................................. 556 88,048

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Lancaster Colony Corp. .................................................. 368 $ 74,001
Medifast, Inc. ......................................................... 406 37,417
MGP Ingredients, Inc. .................................................... 563 59,836
Nu Skin Enterprises, Inc. , Class A ........................................... 1,346 44,687
PriceSmart, Inc. ........................................................ 1,018 75,393
Spectrum Brands Holdings, Inc. ............................................ 598 46,674
Sprouts Farmers Market, Inc. (a) ............................................ 1,854 68,097
The Andersons, Inc. ..................................................... 1,099 50,719
The Boston Beer Co., Inc. , Class A (a) ........................................ 131 40,406
The Chefs' Warehouse, Inc. (a) .............................................. 1,578 56,429
The Duckhorn Portfolio, Inc. (a) ............................................. 3,591 46,575
The Hain Celestial Group, Inc. (a) ........................................... 2,658 33,252
The Simply Good Foods Co. (a) ............................................. 1,596 58,398
Tootsie Roll Industries, Inc. ................................................ 2,069 73,263
United Natural Foods, Inc. (a) .............................................. 1,419 27,741
Universal Corp. ........................................................ 1,549 77,357
Vector Group Ltd. ...................................................... 5,152 65,997
WD-40 Co. ........................................................... 316 59,613
Weis Markets, Inc. ...................................................... 867 55,670
1,893,396
Energy (4.4%):
Arch Resources, Inc. .................................................... 243 27,401
Archrock, Inc. ......................................................... 4,759 48,780
Cactus, Inc. , Class A ..................................................... 866 36,649
California Resources Corp. ................................................ 1,110 50,272
Callon Petroleum Co. (a) .................................................. 855 29,985
ChampionX Corp. ...................................................... 1,348 41,842
Comstock Resources, Inc. (b) ............................................... 2,515 29,174
CONSOL Energy, Inc. ................................................... 609 41,296
Crescent Energy Co. , Class A .............................................. 3,253 33,896
CVR Energy, Inc. ....................................................... 1,160 34,754
Delek U.S. Holdings, Inc. ................................................. 1,507 36,093
Denbury, Inc. (a) ........................................................ 535 46,149
Earthstone Energy, Inc. , Class A (a) .......................................... 2,297 32,824
Excelerate Energy, Inc. , Class A ............................................ 1,775 36,086
Gulfport Energy Corp. (a) ................................................. 603 63,357
International Seaways, Inc. ................................................ 858 32,810
Kinetik Holdings, Inc. ................................................... 1,699 59,703
Kosmos Energy Ltd. (a) ................................................... 4,083 24,457
Liberty Energy, Inc. ..................................................... 2,499 33,412
NexTier Oilfield Solutions, Inc. (a) ........................................... 3,551 31,746
Northern Oil and Gas, Inc. ................................................ 1,096 37,615
Oceaneering International, Inc. (a) ........................................... 1,544 28,873
Par Pacific Holdings, Inc. (a) ............................................... 1,511 40,208
Patterson-UTI Energy, Inc. ................................................ 2,329 27,878
PBF Energy, Inc. , Class A ................................................. 753 30,828
Peabody Energy Corp. ................................................... 1,132 24,519
Permian Resources Corp. ................................................. 3,035 33,263
RPC, Inc. ............................................................ 3,644 26,054
Sitio Royalties Corp. , Class A (b) ............................................ 1,968 51,699
Talos Energy, Inc. (a) ..................................................... 1,756 24,356
Valaris Ltd. (a) ......................................................... 595 37,443
Weatherford International PLC (a) ........................................... 565 37,527
World Fuel Services Corp. ................................................ 1,600 33,088
1,204,037
Financials (21.5%):
American Equity Investment Life Holding Co. .................................. 1,042 54,299
Ameris Bancorp ........................................................ 1,579 54,018
Artisan Partners Asset Management, Inc. , Class A ................................ 1,830 71,937
Associated Banc-Corp. ................................................... 3,264 52,975
Assured Guaranty Ltd. ................................................... 1,069 59,650
Atlantic Union Bankshares Corp. ............................................ 2,235 57,998

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Axis Capital Holdings Ltd. ................................................ 1,300 $ 69,979
Axos Financial, Inc. (a) ................................................... 1,082 42,674
BancFirst Corp. ........................................................ 696 64,032
Bank of Hawaii Corp. (b) .................................................. 1,101 45,394
BankUnited, Inc. ....................................................... 1,868 40,255
Banner Corp. .......................................................... 1,373 59,959
BGC Partners, Inc. , Class A ............................................... 9,696 42,953
Bread Financial Holdings, Inc. ............................................. 903 28,345
Cathay General Bancorp .................................................. 1,852 59,616
City Holding Co. ....................................................... 1,111 99,979
CNO Financial Group, Inc. ................................................ 2,579 61,045
Cohen & Steers, Inc. .................................................... 941 54,569
Columbia Banking System, Inc. ............................................ 2,507 50,842
Community Bank System, Inc. ............................................. 1,374 64,413
CVB Financial Corp. .................................................... 4,091 54,328
Donnelley Financial Solutions, Inc. (a) ........................................ 983 44,756
Eastern Bankshares, Inc. .................................................. 5,342 65,546
Enova International, Inc. (a) ................................................ 1,026 54,501
Enterprise Financial Services Corp. .......................................... 1,506 58,885
Evercore, Inc. ......................................................... 460 56,851
EVERTEC, Inc. ........................................................ 1,969 72,518
FB Financial Corp. ...................................................... 1,878 52,678
Federal Agricultural Mortgage Corp. , Class C ................................... 534 76,757
Federated Hermes, Inc. ................................................... 1,994 71,485
First Bancorp .......................................................... 4,595 56,151
First Bancorp/Southern Pines NC ........................................... 1,847 54,948
First Commonwealth Financial Corp. ......................................... 5,115 64,705
First Financial Bancorp ................................................... 3,489 71,315
First Hawaiian, Inc. ..................................................... 2,850 51,328
First Merchants Corp. .................................................... 2,098 59,226
FirstCash Holdings, Inc. .................................................. 729 68,038
FNB Corp. ............................................................ 5,904 67,542
Fulton Financial Corp. ................................................... 4,590 54,713
Genworth Financial, Inc. (a) ................................................ 10,552 52,760
Goosehead Insurance, Inc. , Class A (a) ........................................ 584 36,728
Hamilton Lane, Inc. , Class A ............................................... 749 59,905
Hancock Whitney Corp. .................................................. 1,468 56,342
Heartland Financial USA, Inc. .............................................. 1,739 48,466
Hilltop Holdings, Inc. .................................................... 2,008 63,172
Hope Bancorp, Inc. ..................................................... 5,991 50,444
Houlihan Lokey, Inc. .................................................... 746 73,339
Independent Bank Corp. .................................................. 1,232 54,836
Independent Bank Group, Inc. .............................................. 1,317 45,476
International Bancshares Corp. ............................................. 1,753 77,483
Jackson Financial, Inc. , Class A ............................................. 938 28,712
Lakeland Financial Corp. ................................................. 1,213 58,855
Lazard Ltd. , Class A ..................................................... 1,498 47,936
Live Oak Bancshares, Inc. ................................................ 1,229 32,335
MGIC Investment Corp. .................................................. 5,353 84,524
Moelis & Co. , Class A ................................................... 1,176 53,320
Mr. Cooper Group, Inc. (a) ................................................. 1,236 62,591
National Bank Holdings Corp. , Class A ....................................... 1,791 52,011
Navient Corp. ......................................................... 2,965 55,090
NBT Bancorp, Inc. ...................................................... 1,988 63,318
Nelnet, Inc. , Class A ..................................................... 1,033 99,664
NMI Holdings, Inc. , Class A (a) ............................................. 2,698 69,662
Northwest Bancshares, Inc. ................................................ 6,772 71,783
OFG Bancorp ......................................................... 2,781 72,528
Pacific Premier Bancorp, Inc. .............................................. 2,227 46,054
PacWest Bancorp (b) ..................................................... 1,832 14,931
Palomar Holdings, Inc. (a) ................................................. 637 36,971
Park National Corp. ..................................................... 647 66,201
PennyMac Financial Services, Inc. .......................................... 785 55,193
Piper Sandler Cos. ...................................................... 397 51,316

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
PJT Partners, Inc. , Class A ................................................ 940 $ 65,462
PRA Group, Inc. (a) ..................................................... 2,150 49,127
Provident Financial Services, Inc. ........................................... 3,340 54,576
Radian Group, Inc. ...................................................... 3,521 89,011
Renasant Corp. ........................................................ 2,238 58,479
Repay Holdings Corp. (a) ................................................. 2,973 23,279
Rocket Cos., Inc. , Class A (a) (b) ............................................. 4,653 41,691
S&T Bancorp, Inc. ...................................................... 2,426 65,963
Sandy Spring Bancorp, Inc. ................................................ 2,249 51,007
Seacoast Banking Corp. of Florida ........................................... 2,467 54,521
Shift4 Payments, Inc. , Class A (a) ............................................ 520 35,313
Simmons First National Corp. , Class A ....................................... 3,227 55,666
SLM Corp. ........................................................... 3,341 54,525
Stellar Bancorp, Inc. ..................................................... 2,342 53,608
Stock Yards Bancorp, Inc. ................................................. 1,361 61,749
StoneX Group, Inc. (a) ................................................... 648 53,836
Texas Capital Bancshares, Inc. (a) ........................................... 995 51,242
The Bancorp, Inc. (a) ..................................................... 1,447 47,244
Towne Bank .......................................................... 3,010 69,952
TriCo Bancshares ....................................................... 1,833 60,856
Trustmark Corp. ........................................................ 2,685 56,707
UMB Financial Corp. .................................................... 840 51,156
United Community Banks, Inc. ............................................. 2,244 56,078
UWM Holdings Corp. (b) ................................................. 8,982 50,299
Veritex Holdings, Inc. .................................................... 2,419 43,373
Victory Capital Holdings, Inc. , Class A (c) ..................................... 1,648 51,978
Virtu Financial, Inc. , Class A ............................................... 3,777 64,549
Virtus Investment Partners, Inc. ............................................. 231 45,616
Walker & Dunlop, Inc. ................................................... 621 49,115
Washington Federal, Inc. ................................................. 2,246 59,564
WesBanco, Inc. ........................................................ 2,749 70,402
Westamerica Bancorp .................................................... 1,762 67,485
WSFS Financial Corp. ................................................... 1,476 55,675
5,852,253
Health Care (6.7%):
AdaptHealth Corp. (a) .................................................... 2,450 29,816
Addus HomeCare Corp. (a) ................................................ 632 58,586
Agiliti, Inc. (a) ......................................................... 2,040 33,660
Amedisys, Inc. (a) ....................................................... 493 45,080
Amphastar Pharmaceuticals, Inc. (a) .......................................... 1,891 108,676
Apollo Medical Holdings, Inc. (a) ........................................... 1,054 33,306
Avanos Medical, Inc. (a) .................................................. 2,474 63,235
Catalyst Pharmaceuticals, Inc. (a) ............................................ 2,010 27,014
Certara, Inc. (a) ......................................................... 2,018 36,748
Corcept Therapeutics, Inc. (a) .............................................. 2,564 57,049
CorVel Corp. (a) ........................................................ 394 76,239
Cytek Biosciences, Inc. (a) ................................................. 3,958 33,801
Dynavax Technologies Corp. (a) ............................................. 3,830 49,484
Embecta Corp. ......................................................... 1,223 26,417
Figs, Inc. , Class A (a) .................................................... 3,147 26,026
Haemonetics Corp. (a) .................................................... 855 72,795
Harmony Biosciences Holdings, Inc. (a) ....................................... 996 35,049
Integer Holdings Corp. (a) ................................................. 684 60,609
Ironwood Pharmaceuticals, Inc. (a) ........................................... 6,003 63,872
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 2,560 31,821
Merit Medical Systems, Inc. (a) ............................................. 997 83,389
Neogen Corp. (a) ....................................................... 2,677 58,225
Pacira BioSciences, Inc. (a) ................................................ 1,396 55,938
Patterson Cos., Inc. ..................................................... 2,589 86,110
Pediatrix Medical Group, Inc. (a) ............................................ 2,919 41,479
Prestige Consumer Healthcare, Inc. (a) ........................................ 1,396 82,964
Progyny, Inc. (a) ........................................................ 761 29,938
RadNet, Inc. (a) ........................................................ 1,828 59,629

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Select Medical Holdings Corp. ............................................. 1,806 $ 57,539
STAAR Surgical Co. (a) .................................................. 624 32,804
Supernus Pharmaceuticals, Inc. (a) ........................................... 1,859 55,881
The Ensign Group, Inc. ................................................... 847 80,855
U.S. Physical Therapy, Inc. ................................................ 486 58,996
Veradigm, Inc. (a) ....................................................... 3,341 42,097
Vir Biotechnology, Inc. (a) ................................................. 1,686 41,358
1,836,485
Industrials (23.1%):
AAON, Inc. ........................................................... 600 56,886
AAR Corp. (a) ......................................................... 1,185 68,446
ABM Industries, Inc. .................................................... 1,384 59,028
Air Transport Services Group, Inc. (a) ......................................... 2,574 48,571
Alamo Group, Inc. ...................................................... 377 69,334
Albany International Corp. ................................................ 741 69,120
Allegiant Travel Co. (a) ................................................... 381 48,113
Allison Transmission Holdings, Inc. ......................................... 1,491 84,182
Ameresco, Inc. , Class A (a) ................................................ 714 34,722
API Group Corp. (a) ..................................................... 2,381 64,906
Applied Industrial Technologies, Inc. ......................................... 414 59,960
ArcBest Corp. ......................................................... 456 45,053
Arcosa, Inc. ........................................................... 888 67,284
Armstrong World Industries, Inc. ............................................ 960 70,522
Atkore, Inc. (a) ......................................................... 291 45,378
Barnes Group, Inc. ...................................................... 1,592 67,166
Beacon Roofing Supply, Inc. (a) ............................................. 905 75,097
Boise Cascade Co. ...................................................... 733 66,227
Brady Corp. , Class A .................................................... 1,590 75,636
Casella Waste Systems, Inc. (a) ............................................. 989 89,455
CBIZ, Inc. (a) .......................................................... 1,639 87,326
Comfort Systems USA, Inc. ............................................... 392 64,366
Construction Partners, Inc. , Class A (a) ........................................ 1,526 47,901
Core & Main, Inc. , Class A (a) .............................................. 2,579 80,826
CSG Systems International, Inc. ............................................ 1,272 67,085
CSW Industrials, Inc. .................................................... 455 75,616
Dycom Industries, Inc. (a) ................................................. 577 65,576
Encore Wire Corp. ...................................................... 220 40,905
Energy Recovery, Inc. (a) ................................................. 1,960 54,782
Enerpac Tool Group Corp. ................................................ 2,419 65,313
EnerSys .............................................................. 613 66,523
EnPro Industries, Inc. .................................................... 559 74,643
Esab Corp. ............................................................ 942 62,681
ESCO Technologies, Inc. ................................................. 714 73,992
Federal Signal Corp. ..................................................... 1,423 91,115
First Advantage Corp. (a) .................................................. 2,879 44,365
Flowserve Corp. ........................................................ 1,710 63,526
Fluor Corp. (a) ......................................................... 1,379 40,818
Forward Air Corp. ...................................................... 590 62,605
Franklin Electric Co., Inc. ................................................. 753 77,484
GATX Corp. .......................................................... 690 88,831
Gibraltar Industries, Inc. (a) ................................................ 1,027 64,619
GMS, Inc. (a) .......................................................... 824 57,021
GrafTech International Ltd. ................................................ 5,903 29,751
Granite Construction, Inc. ................................................. 1,489 59,232
H&E Equipment Services, Inc. ............................................. 849 38,842
Hayward Holdings, Inc. (a) ................................................ 3,300 42,405
Heartland Express, Inc. ................................................... 4,393 72,089
Helios Technologies, Inc. ................................................. 757 50,030
Herc Holdings, Inc. ..................................................... 316 43,245
Hillenbrand, Inc. ....................................................... 1,202 61,639
HNI Corp. ............................................................ 2,243 63,208
Hub Group, Inc. , Class A (a) ............................................... 720 57,830
Huron Consulting Group, Inc. (a) ............................................ 1,073 91,108

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
ICF International, Inc. ................................................... 739 $ 91,924
Insperity, Inc. .......................................................... 546 64,952
Janus International Group, Inc. (a) ........................................... 4,600 49,036
John Bean Technologies Corp. .............................................. 468 56,768
Kadant, Inc. ........................................................... 279 61,966
Kennametal, Inc. ....................................................... 1,848 52,465
Kforce, Inc. ........................................................... 972 60,905
Kirby Corp. (a) ......................................................... 787 60,560
Korn Ferry ........................................................... 1,148 56,872
Lindsay Corp. ......................................................... 415 49,526
ManpowerGroup, Inc. ................................................... 798 63,361
Marten Transport Ltd. .................................................... 2,538 54,567
Matson, Inc. .......................................................... 736 57,209
Maximus, Inc. ......................................................... 794 67,101
McGrath RentCorp ...................................................... 777 71,857
MillerKnoll, Inc. ....................................................... 1,711 25,289
Moog, Inc. , Class A ..................................................... 771 83,599
MSC Industrial Direct Co., Inc. ............................................. 1,054 100,425
Mueller Industries, Inc. ................................................... 769 67,118
Mueller Water Products, Inc. , Class A ........................................ 5,067 82,237
MYR Group, Inc. (a) ..................................................... 461 63,775
NOW, Inc. (a) .......................................................... 3,651 37,824
NV5 Global, Inc. (a) ..................................................... 518 57,379
PGT Innovations, Inc. (a) .................................................. 2,353 68,590
Primoris Services Corp. .................................................. 2,076 63,256
Resideo Technologies, Inc. (a) .............................................. 2,128 37,580
Rush Enterprises, Inc. , Class A ............................................. 1,235 75,014
Ryder System, Inc. ...................................................... 599 50,789
Schneider National, Inc. , Class B ............................................ 2,478 71,168
Shoals Technologies Group, Inc. , Class A (a) .................................... 1,055 26,966
SPX Technologies, Inc. (a) ................................................. 908 77,153
Standex International Corp. ................................................ 640 90,541
Stericycle, Inc. (a) ....................................................... 1,329 61,719
SunPower Corp. (a) (b) .................................................... 2,007 19,669
TaskUS, Inc. , Class A (a) .................................................. 1,387 15,701
Tennant Co. ........................................................... 1,044 84,679
Terex Corp. ........................................................... 856 51,214
The AZEK Co., Inc. (a) ................................................... 1,564 47,374
The Brink's Co. ........................................................ 949 64,371
Trinity Industries, Inc. ................................................... 1,944 49,980
Triton International Ltd. .................................................. 1,041 86,674
TTEC Holdings, Inc. .................................................... 1,130 38,239
UniFirst Corp. ......................................................... 415 64,329
Veritiv Corp. .......................................................... 282 35,422
Verra Mobility Corp. (a) .................................................. 3,513 69,276
Vicor Corp. (a) ......................................................... 661 35,694
Wabash National Corp. ................................................... 1,703 43,665
Watts Water Technologies, Inc. , Class A ....................................... 377 69,266
Werner Enterprises, Inc. .................................................. 1,592 70,335
6,297,763
Information Technology (8.9%):
ACI Worldwide, Inc. (a) .................................................. 1,952 45,228
Advanced Energy Industries, Inc. ........................................... 587 65,421
Agilysys, Inc. (a) ....................................................... 589 40,429
Alarm.com Holdings, Inc. (a) ............................................... 1,001 51,732
Avid Technology, Inc. (a) .................................................. 1,511 38,531
Axcelis Technologies, Inc. (a) .............................................. 279 51,149
Badger Meter, Inc. ...................................................... 563 83,076
Belden, Inc. ........................................................... 713 68,198
Box, Inc. , Class A (a) .................................................... 1,770 52,003
Calix, Inc. (a) .......................................................... 732 36,534
Cohu, Inc. (a) .......................................................... 1,194 49,623
CommVault Systems, Inc. (a) ............................................... 984 71,458

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
CTS Corp. ............................................................ 1,270 $ 54,140
Diodes, Inc. (a) ......................................................... 527 48,742
DoubleVerify Holdings, Inc. (a) ............................................. 1,705 66,359
ePlus, Inc. (a) .......................................................... 994 55,962
Extreme Networks, Inc. (a) ................................................ 2,251 58,639
FormFactor, Inc. (a) ..................................................... 1,211 41,440
Harmonic, Inc. (a) (b) ..................................................... 3,630 58,697
Insight Enterprises, Inc. (a) ................................................ 602 88,097
InterDigital, Inc. ....................................................... 685 66,137
MACOM Technology Solutions Holdings, Inc. (a) ................................ 732 47,968
MaxLinear, Inc. (a) ...................................................... 1,122 35,410
Methode Electronics, Inc. ................................................. 1,377 46,157
NCR Corp. (a) ......................................................... 1,690 42,588
NetScout Systems, Inc. (a) ................................................. 2,174 67,285
Onto Innovation, Inc. (a) .................................................. 507 59,050
OSI Systems, Inc. (a) ..................................................... 828 97,563
Perficient, Inc. (a) ....................................................... 691 57,581
Plexus Corp. (a) ........................................................ 655 64,347
Progress Software Corp. .................................................. 1,349 78,377
Sanmina Corp. (a) ....................................................... 941 56,714
Semtech Corp. (a) ....................................................... 1,292 32,894
SiTime Corp. (a) ........................................................ 210 24,774
SPS Commerce, Inc. (a) ................................................... 360 69,142
Super Micro Computer, Inc. (a) ............................................. 355 88,484
Teradata Corp. (a) ....................................................... 1,367 73,011
TTM Technologies, Inc. (a) ................................................ 2,946 40,949
Ultra Clean Holdings, Inc. (a) .............................................. 1,209 46,498
Viavi Solutions, Inc. (a) ................................................... 4,773 54,078
Vishay Intertechnology, Inc. ............................................... 2,934 86,260
Vontier Corp. .......................................................... 2,081 67,029
2,427,754
Materials (4.7%):
Alpha Metallurgical Resources, Inc. .......................................... 215 35,337
ATI, Inc. (a) ........................................................... 1,184 52,368
Avient Corp. .......................................................... 961 39,305
Balchem Corp. ......................................................... 536 72,258
Cabot Corp. ........................................................... 659 44,081
Ecovyst, Inc. (a) ........................................................ 5,105 58,503
Greif, Inc. , Class A ...................................................... 976 67,237
H.B. Fuller Co. ........................................................ 955 68,292
Ingevity Corp. (a) ....................................................... 697 40,538
Innospec, Inc. ......................................................... 703 70,609
Materion Corp. ........................................................ 367 41,911
Mativ Holdings, Inc. ..................................................... 1,707 25,810
Minerals Technologies, Inc. ................................................ 992 57,228
NewMarket Corp. ...................................................... 265 106,562
O-I Glass, Inc. (a) ....................................................... 2,069 44,132
Orion SA ............................................................. 1,919 40,721
Perimeter Solutions SA (a) ................................................. 4,724 29,053
Ryerson Holding Corp. ................................................... 949 41,168
Sensient Technologies Corp. ............................................... 955 67,929
Stepan Co. ............................................................ 732 69,950
Summit Materials, Inc. , Class A (a) .......................................... 1,843 69,758
Sylvamo Corp. ......................................................... 965 39,034
Warrior Met Coal, Inc. ................................................... 1,175 45,766
Worthington Industries, Inc. ............................................... 789 54,812
1,282,362
Real Estate (1.2%):
eXp World Holdings, Inc. (b) ............................................... 2,528 51,268
Kennedy-Wilson Holdings, Inc. ............................................. 3,905 63,768
Marcus & Millichap, Inc. ................................................. 1,938 61,066
Newmark Group, Inc. , Class A ............................................. 5,501 34,216

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
The Howard Hughes Corp. (a) .............................................. 654 $ 51,614
The St. Joe Co. ........................................................ 1,414 68,353
330,285
Utilities (3.9%):
ALLETE, Inc. ......................................................... 1,339 77,622
American States Water Co. ................................................ 813 70,731
Avista Corp. .......................................................... 1,863 73,160
California Water Service Group ............................................. 1,276 65,880
Chesapeake Utilities Corp. ................................................ 585 69,615
Clearway Energy, Inc. , Class C ............................................. 2,284 65,231
MGE Energy, Inc. ...................................................... 1,255 99,283
Middlesex Water Co. .................................................... 884 71,304
Montauk Renewables, Inc. (a) .............................................. 3,535 26,300
New Jersey Resources Corp. ............................................... 1,553 73,302
Northwest Natural Holding Co. ............................................. 1,704 73,357
NorthWestern Corp. ..................................................... 1,574 89,340
Otter Tail Corp. ........................................................ 809 63,879
SJW Group ........................................................... 1,013 71,021
Spire, Inc. ............................................................ 1,145 72,639
1,062,664
Total Common Stocks (Cost $24,413,083) 27,134,950
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (d) ........ 73,189 73,189
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (d) ............ 73,189 73,189
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (d) ............... 73,189 73,189
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (d) . 73,189 73,189
Total Collateral for Securities Loaned (Cost $292,756) 292,756
Total Investments (Cost $24,705,839) — 100.6% 27,427,706
Liabilities in excess of other assets — (0.6)% (168,741)
NET ASSETS - 100.00% $ 27,258,965
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2023.
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 9/15/23 $ 94,339 $ 95,185 $ 846
Total unrealized appreciation $ 846
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 846

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares International Volatility Wtd ETF
79
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.7%)
Australia (5.6%):
Communication Services (0.5%):
REA Group Ltd.(a) ...................................................... 1,401 $ 133,457
Telstra Corp. Ltd. ....................................................... 107,962 309,182
442,639
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 7,057 181,701
Wesfarmers Ltd. ........................................................ 6,104 200,580
382,281
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 22,018 270,111
Woolworths Group Ltd. .................................................. 10,022 265,184
535,295
Energy (0.3%):
Santos Ltd. ........................................................... 30,663 153,571
Woodside Energy Group Ltd. .............................................. 5,287 121,268
274,839
Financials (1.5%):
ANZ Group Holdings Ltd. ................................................ 12,367 195,286
Commonwealth Bank of Australia ........................................... 3,285 219,372
Macquarie Group Ltd. ................................................... 1,338 158,279
National Australia Bank Ltd. ............................................... 11,079 194,574
QBE Insurance Group Ltd. ................................................ 17,093 178,386
Suncorp Group Ltd. ..................................................... 20,439 183,631
Westpac Banking Corp. .................................................. 14,642 208,099
1,337,627
Health Care (0.8%):
Cochlear Ltd. .......................................................... 1,070 163,240
CSL Ltd. ............................................................. 1,266 233,875
Ramsay Health Care Ltd. ................................................. 4,187 156,967
Sonic Healthcare Ltd. .................................................... 6,969 165,093
719,175
Industrials (0.5%):
Brambles Ltd. ......................................................... 24,989 239,821
Computershare Ltd. ..................................................... 10,541 164,135
403,956
Information Technology (0.2%):
WiseTech Global Ltd. .................................................... 2,301 122,306
Materials (0.8%):
BHP Group Ltd. ........................................................ 4,630 138,730
Fortescue Metals Group Ltd. ............................................... 7,081 104,600
Mineral Resources Ltd. ................................................... 1,611 76,639
Newcrest Mining Ltd. .................................................... 7,889 138,813
Rio Tinto Ltd. ......................................................... 1,873 143,067
South32 Ltd. .......................................................... 37,800 94,657
696,506
4,914,624
Austria (0.4%):
Energy (0.1%):
OMV AG ............................................................ 2,394 101,453
Financials (0.2%):
Erste Group Bank AG .................................................... 3,429 120,061

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.1%):
Verbund AG .......................................................... 1,356 $ 108,671
330,185
Belgium (1.1%):
Consumer Discretionary (0.1%):
D'ieteren Group ........................................................ 745 131,603
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 3,557 201,154
Financials (0.2%):
KBC Group NV ........................................................ 1,939 135,231
Health Care (0.2%):
UCB SA ............................................................. 2,043 181,004
Materials (0.2%):
Solvay SA, Class A ..................................................... 1,235 137,849
Utilities (0.2%):
Elia Group SA ......................................................... 1,298 164,709
951,550
Canada (11.6%):
Communication Services (0.8%):
BCE, Inc. ............................................................ 5,934 270,583
Rogers Communications, Inc., Class B ........................................ 4,319 197,071
TELUS Corp.(a) ....................................................... 12,446 242,230
709,884
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 3,501 237,135
Magna International, Inc. ................................................. 1,953 110,271
Restaurant Brands International, Inc.(a) ....................................... 3,055 236,886
584,292
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc. ............................................. 4,104 210,467
George Weston Ltd. ..................................................... 1,807 213,659
Loblaw Cos. Ltd. ....................................................... 2,570 235,308
Metro, Inc. ........................................................... 5,489 310,046
Saputo, Inc. ........................................................... 6,296 141,073
1,110,553
Energy (1.4%):
Cameco Corp. ......................................................... 3,453 108,157
Canadian Natural Resources Ltd. ............................................ 2,145 120,610
Cenovus Energy, Inc. .................................................... 5,073 86,171
Enbridge, Inc. ......................................................... 6,180 229,732
Imperial Oil Ltd. ....................................................... 2,349 120,199
Pembina Pipeline Corp. .................................................. 5,571 175,172
Suncor Energy, Inc. ..................................................... 3,486 102,269
TC Energy Corp. ....................................................... 4,392 177,524
Tourmaline Oil Corp. .................................................... 2,396 112,908
1,232,742
Financials (3.3%):
Bank of Montreal ....................................................... 2,420 218,578
Brookfield Asset Management Ltd., Class A .................................... 2,533 82,687
Brookfield Corp. ....................................................... 4,542 152,932
Canadian Imperial Bank of Commerce ........................................ 4,438 189,501
Fairfax Financial Holdings Ltd. ............................................. 232 173,797
Great-West Lifeco, Inc. ................................................... 8,087 234,869
Intact Financial Corp. .................................................... 1,570 242,434

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Manulife Financial Corp. ................................................. 10,691 $ 202,101
National Bank of Canada ................................................. 3,079 229,426
Power Corp. of Canada(a) ................................................. 9,175 247,003
Royal Bank of Canada ................................................... 2,656 253,689
Sun Life Financial, Inc. .................................................. 5,013 261,360
The Bank of Nova Scotia ................................................. 4,500 225,170
The Toronto-Dominion Bank ............................................... 3,626 224,770
2,938,317
Industrials (1.5%):
Canadian National Railway Co. ............................................. 2,064 249,967
Canadian Pacific Kansas City Ltd. ........................................... 2,721 219,800
TFI International, Inc. .................................................... 1,079 122,945
Thomson Reuters Corp. .................................................. 1,994 269,306
Waste Connections, Inc. .................................................. 1,633 233,411
WSP Global, Inc. ....................................................... 1,485 196,214
1,291,643
Information Technology (0.7%):
CGI, Inc.(b) ........................................................... 2,478 261,344
Constellation Software, Inc. ............................................... 112 232,080
Lumine Group, Inc.(b) ................................................... 303 4,156
Open Text Corp. ........................................................ 3,976 165,392
662,972
Materials (1.0%):
Aginco Eagle Mines Ltd. ................................................. 2,466 123,151
Barrick Gold Corp. ...................................................... 7,552 127,767
First Quantum Minerals Ltd. ............................................... 2,851 67,455
Franco-Nevada Corp. .................................................... 1,225 174,613
Ivanhoe Mines Ltd.(a)(b) ................................................. 9,117 83,282
Nutrien Ltd. ........................................................... 1,384 81,717
Teck Resources Ltd., Class B .............................................. 2,435 102,467
Wheaton Precious Metals Corp. ............................................. 3,227 139,570
900,022
Utilities (0.9%):
Emera, Inc. ........................................................... 5,447 224,361
Fortis, Inc.(a) .......................................................... 6,584 283,769
Hydro One Ltd.(a)(c) .................................................... 9,795 279,889
788,019
10,218,444
Denmark (1.5%):
Consumer Discretionary (0.1%):
Pandora A/S .......................................................... 1,057 94,383
Financials (0.3%):
Tryg A/S ............................................................. 10,462 226,415
Health Care (0.6%):
Coloplast A/S, Class B ................................................... 1,271 158,947
Genmab A/S(b) ........................................................ 394 148,995
Novo Nordisk A/S, Class B ................................................ 1,171 188,699
496,641
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 55 96,537
DSV A/S ............................................................. 724 152,069
248,606
Materials (0.1%):
Novozymes A/S, Class B ................................................. 2,758 128,511

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.1%):
Orsted A/S(c) .......................................................... 1,311 $ 123,904
1,318,460
Finland (1.4%):
Communication Services (0.3%):
Elisa Oyj ............................................................. 4,677 249,743
Energy (0.1%):
Neste Oyj ............................................................ 2,566 98,719
Financials (0.4%):
Nordea Bank Abp ....................................................... 16,191 176,154
Sampo Oyj, A Shares .................................................... 4,581 205,530
381,684
Industrials (0.1%):
Kone Oyj, Class B ...................................................... 2,670 139,340
Information Technology (0.2%):
Nokia Oyj ............................................................ 33,602 140,621
Materials (0.3%):
Stora Enso Oyj, Class R .................................................. 9,663 112,022
UPM-Kymmene Oyj .................................................... 4,846 144,189
256,211
1,266,318
France (8.5%):
Communication Services (0.9%):
Bollore SE ............................................................ 39,188 244,147
Orange SA ............................................................ 23,318 272,282
Publicis Groupe SA(a) ................................................... 1,935 155,178
Vivendi SE ........................................................... 18,559 170,219
841,826
Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA ................................. 4,697 138,679
Hermes International .................................................... 81 175,874
Kering SA ............................................................ 245 135,156
LVMH Moet Hennessy Louis Vuitton SE ...................................... 198 186,440
Sodexo SA ........................................................... 2,189 240,871
877,020
Consumer Staples (1.0%):
Carrefour SA .......................................................... 8,222 155,692
Danone SA ........................................................... 4,492 275,153
L'Oreal SA ........................................................... 433 201,781
Pernod Ricard SA(a) .................................................... 1,000 220,838
853,464
Energy (0.2%):
TotalEnergies SE ....................................................... 2,423 138,928
Financials (1.2%):
Amundi SA(c) ......................................................... 2,166 127,737
AXA SA ............................................................. 5,974 176,155
BNP Paribas SA ........................................................ 2,381 149,951
Credit Agricole SA ...................................................... 14,496 171,957
Edenred .............................................................. 3,781 253,054
Societe Generale SA ..................................................... 4,908 127,451
Worldline SA(b)(c) ...................................................... 2,661 97,264
1,103,569
Health Care (0.9%):
BioMerieux ........................................................... 1,651 173,151

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
EssilorLuxottica SA ..................................................... 954 $ 179,660
Ipsen SA ............................................................. 1,141 137,192
Sanofi ............................................................... 1,966 210,648
Sartorius Stedim Biotech ................................................. 302 75,359
776,010
Industrials (2.4%):
Aeroports de Paris ...................................................... 1,071 153,666
Airbus SE ............................................................ 1,200 173,301
Bouygues SA .......................................................... 6,322 212,180
Bureau Veritas SA ...................................................... 7,144 195,805
Cie de Saint-Gobain ..................................................... 2,224 135,234
Eiffage SA ............................................................ 1,941 202,421
Getlink SE ............................................................ 12,445 211,556
Legrand SA ........................................................... 1,834 181,697
Schneider Electric SE .................................................... 949 172,361
Teleperformance ....................................................... 330 55,251
Thales SA ............................................................ 1,166 174,548
Vinci SA ............................................................. 1,877 217,865
2,085,885
Information Technology (0.3%):
Capgemini SE ......................................................... 745 141,073
Dassault Systemes SE .................................................... 3,349 148,447
289,520
Materials (0.2%):
Air Liquide SA ........................................................ 1,195 214,094
Utilities (0.4%):
Engie SA ............................................................. 11,985 199,133
Veolia Environnement SA ................................................. 4,992 157,683
356,816
7,537,132
Germany (6.3%):
Communication Services (0.5%):
Deutsche Telekom AG ................................................... 11,496 250,564
Telefonica Deutschland Holding AG ......................................... 58,842 165,449
416,013
Consumer Discretionary (0.7%):
adidas AG ............................................................ 624 121,040
Bayerische Motoren Werke AG ............................................. 1,659 203,675
Mercedes-Benz Group AG ................................................ 1,684 135,362
Puma SE ............................................................. 1,704 102,481
Zalando SE(b)(c) ....................................................... 1,794 51,598
614,156
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 1,948 257,711
Financials (1.5%):
Allianz SE, Registered Shares .............................................. 954 221,921
Commerzbank AG ...................................................... 8,163 90,402
Deutsche Bank AG, Registered Shares ........................................ 9,465 99,327
Deutsche Boerse AG .................................................... 1,352 249,450
Hannover Rueck SE ..................................................... 962 203,997
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 589 220,816
Talanx AG ............................................................ 4,302 246,664
1,332,577
Health Care (0.8%):
Bayer AG, Registered Shares .............................................. 2,529 139,818
Carl Zeiss Meditec AG ................................................... 945 102,119

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Fresenius Medical Care AG & Co. KGaA ...................................... 3,040 $ 145,182
Fresenius SE & Co. KGaA ................................................ 5,253 145,409
Merck KGaA .......................................................... 831 137,410
669,938
Industrials (1.3%):
Brenntag SE .......................................................... 1,880 146,460
Daimler Truck Holding AG ................................................ 4,687 168,761
Deutsche Lufthansa AG, Registered Shares(b) .................................. 12,833 131,325
Deutsche Post AG, Registered Shares ........................................ 3,482 169,938
Knorr-Bremse AG ...................................................... 1,697 129,574
MTU Aero Engines AG .................................................. 628 162,669
Rheinmetall AG ........................................................ 390 106,722
Siemens AG, Registered Shares ............................................. 925 153,953
1,169,402
Information Technology (0.4%):
Infineon Technologies AG ................................................. 3,077 126,855
SAP SE .............................................................. 1,571 214,504
341,359
Materials (0.5%):
Evonik Industries AG .................................................... 6,379 121,314
HeidelbergCement AG ................................................... 2,080 170,665
Symrise AG ........................................................... 1,580 165,532
457,511
Real Estate (0.1%):
Vonovia SE ........................................................... 3,967 77,456
Utilities (0.2%):
E.ON SE ............................................................. 15,508 197,634
5,533,757
Hong Kong (2.9%):
Financials (0.5%):
AIA Group Ltd. ........................................................ 12,011 121,249
Hang Seng Bank Ltd. .................................................... 12,114 172,379
Hong Kong Exchanges & Clearing Ltd. ....................................... 2,684 101,116
394,744
Health Care (0.1%):
Sino Biopharmaceutical Ltd. ............................................... 213,320 92,834
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 33,262 203,120
MTR Corp. Ltd. ........................................................ 51,565 236,908
Techtronic Industries Co. Ltd. .............................................. 7,683 83,491
523,519
Real Estate (1.0%):
CK Asset Holdings Ltd. .................................................. 29,809 165,105
Henderson Land Development Co. Ltd. ....................................... 42,891 127,539
Hongkong Land Holdings Ltd. ............................................. 35,800 139,620
Sino Land Co. Ltd. ...................................................... 125,761 154,559
Sun Hung Kai Properties Ltd. .............................................. 14,904 187,734
Swire Pacific Ltd., Class A ................................................ 18,515 141,892
916,449
Utilities (0.7%):
CLP Holdings Ltd. ...................................................... 28,500 221,506
Hong Kong & China Gas Co. Ltd. ........................................... 212,205 183,344

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Power Assets Holdings Ltd. ............................................... 45,186 $ 236,722
641,572
2,569,118
Ireland (1.3%):
Consumer Staples (0.2%):
Kerry Group PLC ....................................................... 1,979 192,996
Financials (0.2%):
AIB Group PLC ........................................................ 27,481 115,440
Bank of Ireland Group PLC ............................................... 9,852 93,929
209,369
Industrials (0.5%):
Experian PLC ......................................................... 4,886 187,243
Kingspan Group PLC .................................................... 1,366 90,768
Ryanair Holdings PLC(b) ................................................. 8,006 150,378
428,389
Materials (0.4%):
CRH PLC ............................................................ 3,530 194,504
Smurfit Kappa Group PLC ................................................ 3,288 109,721
304,225
1,134,979
Israel (0.6%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 19,162 157,166
Bank Leumi Le-Israel BM ................................................ 21,919 163,268
320,434
Information Technology (0.1%):
Nice Ltd.(b) ........................................................... 570 116,493
Materials (0.1%):
ICL Group Ltd. ........................................................ 17,803 96,609
533,536
Italy (2.6%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA(c) ........................................ 17,186 226,519
Consumer Discretionary (0.2%):
Moncler SpA .......................................................... 2,016 139,326
Energy (0.2%):
Eni SpA ............................................................. 10,573 152,070
Financials (1.0%):
Assicurazioni Generali SpA ............................................... 9,608 195,198
FinecoBank Banca Fineco SpA ............................................. 7,032 94,488
Intesa Sanpaolo SpA ..................................................... 52,590 137,714
Mediobanca Banca di Credito Finanziario SpA .................................. 15,884 189,947
Poste Italiane SpA(c) .................................................... 14,985 162,127
UniCredit SpA ......................................................... 5,651 131,115
910,589
Industrials (0.3%):
Nexi SpA(b)(c) ........................................................ 13,341 104,544
Prysmian SpA ......................................................... 3,967 165,690
270,234
Utilities (0.7%):
Enel SpA ............................................................. 29,732 200,093
Snam SpA ............................................................ 39,191 204,697

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Terna - Rete Elettrica Nazionale ............................................ 23,758 $ 202,349
607,139
2,305,877
Japan (20.9%):
Communication Services (1.5%):
KDDI Corp. ........................................................... 8,400 259,080
Nexon Co. Ltd. ........................................................ 6,200 118,044
Nintendo Co. Ltd. ...................................................... 4,900 222,178
Nippon Telegraph & Telephone Corp. ........................................ 232,500 274,752
SoftBank Corp. ........................................................ 34,300 366,107
Z Holdings Corp. ....................................................... 44,200 106,119
1,346,280
Consumer Discretionary (3.0%):
Bandai Namco Holdings, Inc. .............................................. 8,700 200,254
Bridgestone Corp.(a) .................................................... 5,400 220,521
Denso Corp. .......................................................... 3,100 207,233
Fast Retailing Co. Ltd. ................................................... 800 203,604
Honda Motor Co. Ltd. ................................................... 7,500 225,655
Nissan Motor Co. Ltd. ................................................... 38,400 156,549
Oriental Land Co. Ltd. ................................................... 6,000 232,922
Panasonic Holdings Corp. ................................................. 19,900 241,854
Sekisui House Ltd. ...................................................... 12,900 259,779
Shimano, Inc. ......................................................... 900 149,459
Sony Group Corp. ...................................................... 1,800 161,748
Suzuki Motor Corp. ..................................................... 4,600 165,821
Toyota Motor Corp. ..................................................... 14,900 238,402
2,663,801
Consumer Staples (2.2%):
Aeon Co. Ltd. ......................................................... 10,700 218,183
Ajinomoto Co., Inc. ..................................................... 6,700 265,808
Asahi Group Holdings Ltd. ................................................ 5,400 208,619
Japan Tobacco, Inc.(a) ................................................... 11,200 244,758
Kao Corp. ............................................................ 5,500 198,759
Kirin Holdings Co. Ltd. (a) ................................................ 17,200 250,525
Seven & i Holdings Co. Ltd. ............................................... 4,300 184,929
Shiseido Co. Ltd. ....................................................... 3,200 144,009
Unicharm Corp. ........................................................ 5,100 188,793
1,904,383
Energy (0.2%):
Inpex Corp.(a) ......................................................... 11,400 126,263
Financials (2.7%):
Dai-ichi Life Holdings, Inc. ............................................... 7,400 140,430
Japan Post Holdings Co. Ltd. .............................................. 32,300 232,041
Mitsubishi UFJ Financial Group, Inc. ......................................... 25,800 190,442
Mizuho Financial Group, Inc. .............................................. 15,470 235,781
MS&AD Insurance Group Holdings, Inc. ...................................... 6,100 215,453
Nomura Holdings, Inc. ................................................... 65,400 248,038
ORIX Corp. ........................................................... 10,300 186,504
Resona Holdings, Inc. .................................................... 31,000 148,318
Sompo Holdings, Inc. .................................................... 4,400 196,975
Sumitomo Mitsui Financial Group, Inc. ....................................... 4,800 204,902
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 5,300 187,822
Tokio Marine Holdings, Inc. ............................................... 8,700 199,893
2,386,599
Health Care (2.3%):
Astellas Pharma, Inc. .................................................... 15,300 227,888
Chugai Pharmaceutical Co. Ltd. ............................................ 7,700 218,064
Daiichi Sankyo Co. Ltd. .................................................. 3,800 119,837
Eisai Co. Ltd. .......................................................... 2,100 141,533

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Hoya Corp. ........................................................... 1,300 $ 153,850
M3, Inc. ............................................................. 4,300 92,658
Olympus Corp. ........................................................ 8,600 135,068
Otsuka Holdings Co. Ltd. ................................................. 7,400 270,345
Shionogi & Co. Ltd. ..................................................... 4,100 172,491
Takeda Pharmaceutical Co. Ltd. ............................................ 8,500 266,700
Terumo Corp. ......................................................... 6,500 205,524
2,003,958
Industrials (4.9%):
Central Japan Railway Co. ................................................ 2,100 262,864
Daikin Industries Ltd. .................................................... 900 182,551
East Japan Railway Co. .................................................. 4,900 271,252
FANUC Corp. ......................................................... 5,000 174,383
Hitachi Ltd. ........................................................... 3,600 221,968
ITOCHU Corp. ........................................................ 6,400 252,265
Komatsu Ltd. .......................................................... 7,600 204,433
Kubota Corp.(a) ........................................................ 10,500 152,755
Marubeni Corp. ........................................................ 12,000 202,939
Mitsubishi Corp. ....................................................... 4,700 225,749
Mitsubishi Electric Corp. ................................................. 18,900 265,528
Mitsui & Co. Ltd. ....................................................... 5,700 213,770
Nidec Corp. ........................................................... 2,700 146,808
Nippon Yusen KK ...................................................... 4,700 103,916
Recruit Holdings Co. Ltd. ................................................. 4,900 154,967
Secom Co. Ltd. ........................................................ 4,700 317,253
SMC Corp. ........................................................... 300 165,262
Sumitomo Corp. ........................................................ 11,100 233,956
Toshiba Corp. ......................................................... 6,300 197,235
Toyota Industries Corp. ................................................... 3,000 213,231
Toyota Tsusho Corp. ..................................................... 3,800 188,025
4,351,110
Information Technology (2.9%):
Advantest Corp. ........................................................ 1,500 199,092
Canon, Inc.(a) ......................................................... 9,900 260,057
FUJIFILM Holdings Corp. ................................................ 4,000 236,790
Fujitsu Ltd. ........................................................... 1,300 167,546
Keyence Corp. ......................................................... 300 141,080
Kyocera Corp. ......................................................... 4,400 237,596
Lasertec Corp. ......................................................... 500 74,768
Murata Manufacturing Co. Ltd. ............................................. 3,200 182,667
Nomura Research Institute Ltd. ............................................. 6,278 172,353
NTT Data Corp. ........................................................ 11,900 165,534
Obic Co. Ltd. .......................................................... 1,400 223,565
Renesas Electronics Corp.(b) .............................................. 8,800 164,771
TDK Corp. ........................................................... 3,800 146,622
Tokyo Electron Ltd. ..................................................... 1,000 142,501
2,514,942
Materials (0.5%):
Nippon Paint Holdings Co. Ltd. ............................................. 13,500 110,691
Nippon Steel Corp. ...................................................... 7,300 151,990
Shin-Etsu Chemical Co. Ltd. ............................................... 5,500 181,758
444,439
Real Estate (0.7%):
Daiwa House Industry Co. Ltd. ............................................. 10,400 273,335
Mitsubishi Estate Co. Ltd. ................................................. 16,200 192,002
Mitsui Fudosan Co. Ltd. .................................................. 9,500 188,347
653,684
18,395,459

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA ............................................................ 5,953 $ 89,083
Health Care (0.2%):
Eurofins Scientific SE .................................................... 1,876 119,047
Materials (0.1%):
ArcelorMittal SA ....................................................... 4,107 111,715
319,845
Netherlands (3.6%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 80,269 286,303
Universal Music Group NV ................................................ 5,638 125,185
411,488
Consumer Discretionary (0.1%):
Prosus NV ............................................................ 1,235 90,431
Consumer Staples (1.0%):
Davide Campari-Milano NV ............................................... 14,735 204,021
Heineken Holding NV ................................................... 2,541 220,828
Heineken NV .......................................................... 2,180 224,015
Koninklijke Ahold Delhaize NV ............................................ 6,497 221,597
870,461
Financials (0.5%):
ABN AMRO Bank NV(c) ................................................. 7,616 118,248
ING Groep NV ........................................................ 10,667 143,598
NN Group NV ......................................................... 4,403 162,907
424,753
Health Care (0.2%):
Koninklijke Philips NV(b) ................................................ 6,799 146,943
Industrials (0.9%):
Adyen NV(b)(c) ........................................................ 55 95,164
Ferrovial SE(b) ........................................................ 7,345 232,169
IMCD NV ............................................................ 885 127,172
Randstad NV .......................................................... 2,518 132,726
Wolters Kluwer NV ..................................................... 1,770 224,603
811,834
Information Technology (0.2%):
ASM International NV ................................................... 254 107,627
ASML Holding NV ..................................................... 172 124,424
232,051
Materials (0.2%):
Akzo Nobel NV ........................................................ 2,115 172,429
3,160,390
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 8,552 128,543
Norway (1.0%):
Communication Services (0.2%):
Telenor ASA .......................................................... 16,684 169,185
Consumer Staples (0.1%):
Mowi ASA ........................................................... 7,268 115,294
Energy (0.3%):
Aker BP ASA ......................................................... 4,156 97,536

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VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Equinor ASA .......................................................... 3,917 $ 113,941
211,477
Financials (0.2%):
DNB Bank ASA ........................................................ 10,102 188,967
Materials (0.2%):
Norsk Hydro ASA ...................................................... 15,518 92,276
Yara International ASA(a) ................................................. 3,245 114,627
206,903
891,826
Portugal (0.6%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA ............................................... 8,549 235,433
Energy (0.1%):
Galp Energia SGPS SA ................................................... 10,589 123,855
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 39,784 194,295
553,583
Singapore (2.4%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 139,900 258,671
Consumer Discretionary (0.2%):
Genting Singapore Ltd. ................................................... 302,800 210,511
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 79,000 222,025
Financials (1.0%):
DBS Group Holdings Ltd. ................................................. 11,200 261,010
Oversea-Chinese Banking Corp. Ltd. ......................................... 36,700 333,316
United Overseas Bank Ltd. ................................................ 12,200 252,644
846,970
Industrials (0.5%):
Singapore Airlines Ltd. ................................................... 81,900 433,093
Real Estate (0.2%):
Capitaland Investment Ltd. ................................................ 59,400 145,414
2,116,684
South Korea (4.2%):
Communication Services (0.2%):
Kakao Corp. .......................................................... 2,065 76,952
NAVER Corp. ......................................................... 687 95,312
172,264
Consumer Discretionary (0.8%):
Hyundai Mobis Co. Ltd. .................................................. 988 174,340
Hyundai Motor Co. ..................................................... 1,256 196,846
Kia Corp. ............................................................ 2,675 179,673
LG Electronics, Inc. ..................................................... 1,510 145,201
696,060
Consumer Staples (0.3%):
KT&G Corp. .......................................................... 3,932 247,093
Energy (0.1%):
SK Innovation Co. Ltd.(b) ................................................ 968 116,445

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.7%):
Hana Financial Group, Inc. ................................................ 3,600 $ 107,104
KakaoBank Corp. ....................................................... 3,696 66,621
KB Financial Group, Inc. ................................................. 3,460 125,391
Samsung Life Insurance Co. Ltd. ............................................ 3,618 184,799
Shinhan Financial Group Co. Ltd. ........................................... 5,021 129,564
613,479
Health Care (0.4%):
Celltrion, Inc. ......................................................... 1,330 154,339
Samsung Biologics Co. Ltd.(b)(c) ........................................... 337 190,291
344,630
Industrials (0.7%):
Ecopro BM Co. Ltd. ..................................................... 689 130,207
LG Corp. ............................................................. 2,981 199,095
Samsung C&T Corp. .................................................... 2,033 163,091
SK, Inc. .............................................................. 1,123 126,738
619,131
Information Technology (0.5%):
Samsung Electronics Co. Ltd. .............................................. 3,836 210,200
Samsung SDI Co. Ltd. ................................................... 226 114,750
SK Hynix, Inc. ......................................................... 1,977 172,852
497,802
Materials (0.5%):
LG Chem Ltd. ......................................................... 210 106,307
POSCO Future M Co. Ltd. ................................................ 528 141,457
POSCO Holdings, Inc. ................................................... 561 165,201
412,965
3,719,869
Spain (2.4%):
Communication Services (0.2%):
Telefonica SA ......................................................... 48,883 198,197
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA .............................................. 5,615 217,246
Energy (0.1%):
Repsol SA ............................................................ 8,543 124,252
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 19,931 152,922
Banco Santander SA ..................................................... 36,454 134,638
CaixaBank SA ......................................................... 29,435 121,625
409,185
Industrials (0.4%):
Aena SME SA(c) ....................................................... 1,165 188,126
Amadeus IT Group SA(b) ................................................. 2,487 189,135
377,261
Utilities (0.9%):
Acciona SA ........................................................... 888 150,566
Endesa SA(a) .......................................................... 9,145 196,069
Iberdrola SA .......................................................... 20,187 263,210
Red Electrica Corp. SA ................................................... 11,747 197,191
807,036
2,133,177
Sweden (3.2%):
Consumer Discretionary (0.3%):
Evolution AB(c) ........................................................ 957 121,233

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VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
H & M Hennes & Mauritz AB, Class B ....................................... 9,488 $ 162,963
284,196
Consumer Staples (0.2%):
Essity AB, Class B ...................................................... 7,607 202,566
Financials (0.8%):
EQT AB ............................................................. 3,574 68,752
L E Lundbergforetagen AB, Class B ......................................... 3,524 149,962
Skandinaviska Enskilda Banken AB, Class A ................................... 14,955 165,273
Svenska Handelsbanken AB, Class A ......................................... 16,925 141,817
Swedbank AB, Class A ................................................... 8,615 145,308
671,112
Industrials (1.3%):
Alfa Laval AB ......................................................... 4,035 147,081
Assa Abloy AB, Class B .................................................. 6,548 157,300
Atlas Copco AB, Class A ................................................. 11,198 161,403
Epiroc AB, Class A ...................................................... 7,341 138,833
Lifco AB, Class B ...................................................... 6,267 136,193
Nibe Industrier AB, Class B ............................................... 9,161 87,009
Sandvik AB ........................................................... 6,783 132,244
Volvo AB, Class B ...................................................... 8,535 176,534
1,136,597
Information Technology (0.3%):
Hexagon AB, Class B .................................................... 12,359 152,173
Telefonaktiebolaget LM Ericsson, Class B ..................................... 23,724 128,528
280,701
Materials (0.3%):
Boliden AB ........................................................... 2,850 82,355
Svenska Cellulosa AB SCA, Class B ......................................... 10,864 138,502
220,857
2,796,029
Switzerland (6.9%):
Communication Services (0.3%):
Swisscom AG, Registered Shares ........................................... 422 263,066
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares ................................ 895 151,684
The Swatch Group AG ................................................... 451 131,600
283,284
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares ....................................... 134 258,626
Chocoladefabriken Lindt & Spruengli AG ..................................... 18 226,106
Coca-Cola HBC AG ..................................................... 7,413 220,734
Nestle SA, Registered Shares .............................................. 2,452 294,854
1,000,320
Financials (1.2%):
Julius Baer Group Ltd. ................................................... 2,431 153,065
Partners Group Holding AG ............................................... 119 111,925
Swiss Life Holding AG ................................................... 336 196,388
Swiss Re AG .......................................................... 1,962 197,428
UBS Group AG ........................................................ 6,701 135,510
Zurich Insurance Group AG ............................................... 514 244,076
1,038,392
Health Care (1.3%):
Alcon, Inc. ........................................................... 2,517 208,437
Lonza Group AG, Registered Shares ......................................... 219 130,548
Novartis AG, Registered Shares ............................................. 3,080 309,790

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Roche Holding AG ...................................................... 839 $ 256,445
Sonova Holding AG ..................................................... 499 132,836
Straumann Holding AG, Class R ............................................ 739 119,877
1,157,933
Industrials (1.2%):
ABB Ltd., Registered Shares ............................................... 5,638 221,664
Geberit AG, Registered Shares ............................................. 262 137,061
Kuehne + Nagel International AG, Class R ..................................... 594 175,717
Schindler Holding AG ................................................... 666 156,080
SGS SA, Registered Shares ................................................ 2,250 212,628
VAT Group AG(c) ...................................................... 331 136,869
1,040,019
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 1,946 115,786
STMicroelectronics NV .................................................. 2,468 122,698
238,484
Materials (1.2%):
DSM-Firmenich AG(b) ................................................... 1,116 120,086
EMS-Chemie Holding AG ................................................ 211 159,641
Givaudan SA, Registered Shares ............................................ 51 168,993
Glencore PLC ......................................................... 20,491 115,656
Holcim AG ........................................................... 3,067 206,340
SIG Group AG ......................................................... 6,033 166,400
Sika AG, Registered Shares ................................................ 418 119,449
1,056,565
6,078,063
United Kingdom (9.0%):
Communication Services (0.7%):
BT Group PLC ........................................................ 78,350 121,724
Informa PLC .......................................................... 22,499 207,411
Vodafone Group PLC .................................................... 154,409 145,031
WPP PLC ............................................................ 12,353 129,157
603,323
Consumer Discretionary (1.0%):
Burberry Group PLC .................................................... 5,314 143,051
Compass Group PLC .................................................... 9,759 272,870
Entain PLC ........................................................... 6,958 112,384
InterContinental Hotels Group PLC .......................................... 2,477 170,914
JD Sports Fashion PLC ................................................... 43,680 80,978
Next PLC ............................................................ 1,556 136,330
916,527
Consumer Staples (2.0%):
Associated British Foods PLC .............................................. 6,680 168,881
British American Tobacco PLC ............................................. 5,513 182,570
Diageo PLC ........................................................... 5,464 234,440
Haleon PLC ........................................................... 40,068 163,954
Imperial Brands PLC .................................................... 9,775 215,787
Reckitt Benckiser Group PLC .............................................. 3,414 256,289
Tesco PLC ............................................................ 64,604 203,772
Unilever PLC ......................................................... 5,769 300,160
1,725,853
Energy (0.2%):
Shell PLC ............................................................ 5,038 149,855
Financials (1.7%):
3i Group PLC ......................................................... 7,746 191,651
Barclays PLC ......................................................... 71,768 139,776
HSBC Holdings PLC .................................................... 21,547 170,098

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Legal & General Group PLC ............................................... 48,929 $ 141,221
Lloyds Banking Group PLC ............................................... 252,255 139,624
London Stock Exchange Group PLC ......................................... 2,265 240,613
NatWest Group PLC ..................................................... 39,210 119,891
Prudential PLC ........................................................ 7,551 106,285
Schroders PLC ......................................................... 23,791 132,107
Standard Chartered PLC .................................................. 13,681 118,651
1,499,917
Health Care (0.7%):
AstraZeneca PLC ....................................................... 1,518 217,350
GSK PLC ............................................................ 9,980 175,996
Smith & Nephew PLC ................................................... 12,129 195,289
588,635
Industrials (1.3%):
Ashtead Group PLC ..................................................... 1,922 132,863
BAE Systems PLC ...................................................... 17,279 203,391
Bunzl PLC ........................................................... 5,899 224,640
RELX PLC ........................................................... 7,652 254,668
Rentokil Initial PLC ..................................................... 28,360 221,470
Spirax-Sarco Engineering PLC ............................................. 1,036 136,352
1,173,384
Information Technology (0.4%):
Halma PLC ........................................................... 5,418 156,652
The Sage Group PLC .................................................... 20,008 234,955
391,607
Materials (0.5%):
Anglo American PLC .................................................... 3,020 85,630
Antofagasta PLC ....................................................... 5,745 106,579
Croda International PLC .................................................. 1,903 135,948
Evraz PLC(b)(d)(e) ..................................................... 34,029 17,500
Rio Tinto PLC ......................................................... 2,172 137,500
483,157
Utilities (0.5%):
National Grid PLC ...................................................... 17,285 228,373
SSE PLC ............................................................. 8,471 198,025
426,398
7,958,656
United States (0.2%):
Utilities (0.2%):
Brookfield Renewable Corp., Class A ......................................... 5,558 175,350
Total Common Stocks (Cost $77,645,092) 87,041,454
Collateral for Securities Loaned (3.6%)^
United States (3.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(f) ........ 801,006 801,006
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(f) ............ 801,006 801,006
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(f) ................ 801,006 801,006
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(f) . 801,006 801,006
Total Collateral for Securities Loaned (Cost $3,204,024) 3,204,024
Total Investments (Cost $80,849,116) — 102.3% 90,245,478
Liabilities in excess of other assets — (2.3)% (2,046,420)
NET ASSETS - 100.00% $ 88,199,058

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 213,602
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$2,023,513 and amounted to 2.3% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
(f) Rate disclosed is the daily yield on June 30, 2023.
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 7 9/15/23 $ 748,754 $ 754,425 $ 5,671
Total unrealized appreciation $ 5,671
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 5,671

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
95
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Communication Services (5.0%):
Comcast Corp. , Class A .................................................. 91,953 $ 3,820,647
Omnicom Group, Inc. .................................................... 45,733 4,351,495
Paramount Global , Class B ................................................ 93,306 1,484,498
The Interpublic Group of Cos., Inc. .......................................... 105,070 4,053,601
Verizon Communications, Inc. .............................................. 118,227 4,396,862
18,107,103
Consumer Discretionary (4.5%):
Best Buy Co., Inc. ...................................................... 31,414 2,574,377
Darden Restaurants, Inc. .................................................. 27,223 4,548,419
Garmin Ltd. ........................................................... 35,673 3,720,337
Vail Resorts, Inc. ....................................................... 14,367 3,617,036
VF Corp. ............................................................. 89,842 1,715,084
16,175,253
Consumer Staples (12.1%):
Altria Group, Inc. ....................................................... 98,826 4,476,818
Conagra Brands, Inc. .................................................... 138,097 4,656,631
Kellogg Co. ........................................................... 79,549 5,361,603
Kimberly-Clark Corp. .................................................... 45,333 6,258,674
Philip Morris International, Inc. ............................................. 50,500 4,929,810
The Clorox Co. ........................................................ 24,385 3,878,190
The Coca-Cola Co. ...................................................... 103,156 6,212,054
The Kraft Heinz Co. ..................................................... 123,881 4,397,775
Tyson Foods, Inc. , Class A ................................................ 75,441 3,850,509
44,022,064
Energy (8.7%):
Chevron Corp. ......................................................... 20,449 3,217,650
Coterra Energy, Inc. ..................................................... 99,824 2,525,547
Devon Energy Corp. ..................................................... 37,319 1,804,001
EOG Resources, Inc. .................................................... 21,380 2,446,727
Exxon Mobil Corp. ..................................................... 29,186 3,130,199
Kinder Morgan, Inc. ..................................................... 234,522 4,038,469
ONEOK, Inc. .......................................................... 48,381 2,986,075
Phillips 66 ............................................................ 26,323 2,510,688
Pioneer Natural Resources Co. ............................................. 13,078 2,709,500
The Williams Cos., Inc. .................................................. 121,047 3,949,764
Valero Energy Corp. ..................................................... 17,708 2,077,148
31,395,768
Financials (17.7%):
Ally Financial, Inc. ...................................................... 69,221 1,869,659
Ares Management Corp. , Class A ........................................... 32,654 3,146,213
Blackstone, Inc. ........................................................ 23,724 2,205,620
Citigroup, Inc. ......................................................... 66,482 3,060,831
Citizens Financial Group, Inc. .............................................. 83,425 2,175,724
CME Group, Inc. ....................................................... 26,657 4,939,276
Comerica, Inc. ......................................................... 46,382 1,964,742
Fidelity National Financial, Inc. ............................................ 85,694 3,084,984
Fifth Third Bancorp ..................................................... 88,264 2,313,399
Franklin Resources, Inc. .................................................. 96,182 2,569,021
Huntington Bancshares, Inc. ............................................... 229,779 2,477,018
KeyCorp ............................................................. 168,347 1,555,526
M&T Bank Corp. ....................................................... 22,053 2,729,279
Morgan Stanley ........................................................ 39,586 3,380,644
Northern Trust Corp. .................................................... 33,834 2,508,453
Principal Financial Group, Inc. ............................................. 39,853 3,022,452
Regions Financial Corp. .................................................. 149,057 2,656,196
T. Rowe Price Group, Inc. ................................................. 21,779 2,439,684
The Carlyle Group, Inc. .................................................. 71,535 2,285,543
The PNC Financial Services Group, Inc. ...................................... 22,653 2,853,145

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Truist Financial Corp. .................................................... 73,846 $ 2,241,226
U.S. Bancorp .......................................................... 81,445 2,690,943
Unum Group .......................................................... 72,565 3,461,350
Webster Financial Corp. .................................................. 62,485 2,358,809
63,989,737
Health Care (9.9%):
AbbVie, Inc. .......................................................... 31,681 4,268,381
Amgen, Inc. ........................................................... 21,808 4,841,812
Bristol-Myers Squibb Co. ................................................. 73,120 4,676,024
Gilead Sciences, Inc. .................................................... 48,638 3,748,531
Johnson & Johnson ..................................................... 42,823 7,088,063
Medtronic PLC ........................................................ 51,543 4,540,938
Pfizer, Inc. ............................................................ 105,281 3,861,707
Viatris, Inc. ........................................................... 273,206 2,726,596
35,752,052
Industrials (4.8%):
3M Co. .............................................................. 33,170 3,319,985
Paychex, Inc. .......................................................... 36,241 4,054,281
Stanley Black & Decker, Inc. .............................................. 27,330 2,561,094
United Parcel Service, Inc. , Class B .......................................... 21,713 3,892,055
Watsco, Inc. ........................................................... 9,665 3,686,908
17,514,323
Information Technology (8.5%):
Cisco Systems, Inc. ..................................................... 90,572 4,686,195
Corning, Inc. .......................................................... 109,312 3,830,293
Dell Technologies, Inc. , Class C ............................................ 68,574 3,710,539
Hewlett Packard Enterprise Co. ............................................. 227,283 3,818,354
HP, Inc. .............................................................. 100,607 3,089,641
International Business Machines Corp. ........................................ 37,457 5,012,121
NetApp, Inc. .......................................................... 54,947 4,197,951
Seagate Technology Holdings PLC .......................................... 38,031 2,352,978
30,698,072
Materials (4.2%):
Dow, Inc. ............................................................ 60,536 3,224,147
Eastman Chemical Co. ................................................... 33,504 2,804,955
International Paper Co. ................................................... 87,684 2,789,228
LyondellBasell Industries NV , Class A ........................................ 33,388 3,066,020
Packaging Corp. of America ............................................... 25,517 3,372,327
15,256,677
Utilities (23.6%):
Alliant Energy Corp. .................................................... 84,341 4,426,216
American Electric Power Co., Inc. ........................................... 48,577 4,090,183
CMS Energy Corp. ...................................................... 74,580 4,381,575
Consolidated Edison, Inc. ................................................. 53,229 4,811,902
Dominion Energy, Inc. ................................................... 73,764 3,820,238
DTE Energy Co. ....................................................... 41,266 4,540,085
Duke Energy Corp. ...................................................... 50,192 4,504,230
Edison International ..................................................... 55,443 3,850,516
Entergy Corp. ......................................................... 39,567 3,852,639
Evergy, Inc. ........................................................... 71,976 4,204,838
Eversource Energy ...................................................... 55,324 3,923,578
Exelon Corp. .......................................................... 98,763 4,023,605
FirstEnergy Corp. ....................................................... 111,184 4,322,834
NiSource, Inc. ......................................................... 147,886 4,044,682
PPL Corp. ............................................................ 165,226 4,371,880
Public Service Enterprise Group, Inc. ......................................... 68,282 4,275,136
Sempra Energy ........................................................ 28,880 4,204,639
The Southern Co. ....................................................... 72,149 5,068,467
WEC Energy Group, Inc. ................................................. 50,076 4,418,706

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 67,838 $ 4,217,489
85,353,438
Total Common Stocks (Cost $365,225,431) 358,264,487
Total Investments (Cost $365,225,431) — 99.0% 358,264,487
Other assets in excess of liabilities — 1.0% 3,625,213
NET ASSETS - 100.00% $ 361,889,700
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 13 9/15/23 $ 2,854,717 $ 2,917,362 $ 62,645
Total unrealized appreciation $ 62,645
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 62,645

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
98
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.2%)
Communication Services (2.9%):
Cogent Communications Holdings, Inc. ....................................... 77,514 $ 5,215,917
John Wiley & Sons, Inc. , Class A ............................................ 92,664 3,153,356
Warner Music Group Corp. , Class A ......................................... 106,837 2,787,377
11,156,650
Consumer Discretionary (21.9%):
Bloomin' Brands, Inc. .................................................... 133,403 3,587,207
Camping World Holdings, Inc. , Class A (a) ..................................... 122,048 3,673,645
Carter's, Inc. .......................................................... 51,654 3,750,080
Cracker Barrel Old Country Store, Inc. ........................................ 35,231 3,282,825
Dine Brands Global, Inc. ................................................. 48,317 2,803,836
Foot Locker, Inc. ....................................................... 65,227 1,768,304
Jack in the Box, Inc. ..................................................... 40,091 3,910,075
Kontoor Brands, Inc. .................................................... 55,495 2,336,339
Laureate Education, Inc. .................................................. 290,372 3,510,597
La-Z-Boy, Inc. ......................................................... 107,153 3,068,862
LCI Industries ......................................................... 28,676 3,623,499
Levi Strauss & Co. , Class A ............................................... 190,635 2,750,863
MDC Holdings, Inc. ..................................................... 97,705 4,569,663
Monro, Inc. ........................................................... 80,789 3,282,457
Nordstrom, Inc. ........................................................ 112,561 2,304,124
Papa John's International, Inc. .............................................. 45,142 3,332,834
Patrick Industries, Inc. ................................................... 47,022 3,761,760
Ralph Lauren Corp. ..................................................... 30,498 3,760,403
Red Rock Resorts, Inc. , Class A ............................................. 85,902 4,018,496
Steven Madden Ltd. ..................................................... 96,575 3,157,037
Strategic Education, Inc. .................................................. 55,362 3,755,758
The Buckle, Inc. ........................................................ 100,985 3,494,081
The Cheesecake Factory, Inc. .............................................. 81,953 2,833,935
The Gap, Inc. .......................................................... 218,566 1,951,794
Travel + Leisure Co. ..................................................... 84,812 3,421,316
Upbound Group, Inc. .................................................... 86,647 2,697,321
84,407,111
Consumer Staples (8.2%):
Cal-Maine Foods, Inc. ................................................... 67,011 3,015,495
Fresh Del Monte Produce, Inc. ............................................. 147,504 3,792,328
J & J Snack Foods Corp. .................................................. 38,299 6,065,030
Medifast, Inc. ......................................................... 27,936 2,574,582
Nu Skin Enterprises, Inc. , Class A ........................................... 92,683 3,077,075
Spectrum Brands Holdings, Inc. ............................................ 41,165 3,212,928
Universal Corp. ........................................................ 106,668 5,327,000
Vector Group Ltd. ...................................................... 354,758 4,544,450
31,608,888
Energy (6.0%):
Archrock, Inc. ......................................................... 327,684 3,358,761
Comstock Resources, Inc. (a) ............................................... 173,165 2,008,714
CONSOL Energy, Inc. ................................................... 41,949 2,844,562
Crescent Energy Co. , Class A (a) ............................................ 223,987 2,333,945
CVR Energy, Inc. ....................................................... 79,903 2,393,894
Kinetik Holdings, Inc. (a) ................................................. 116,981 4,110,712
Northern Oil and Gas, Inc. ................................................ 75,473 2,590,233
Sitio Royalties Corp. , Class A (a) ............................................ 135,501 3,559,611
23,200,432
Financials (21.0%):
Artisan Partners Asset Management, Inc. , Class A ................................ 125,987 4,952,549
Associated Banc-Corp. ................................................... 224,760 3,647,855
Bank of Hawaii Corp. (a) .................................................. 75,781 3,124,451
Bread Financial Holdings, Inc. ............................................. 62,178 1,951,768
Columbia Banking System, Inc. ............................................ 172,652 3,501,383

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
First Financial Bancorp ................................................... 240,251 $ 4,910,731
First Hawaiian, Inc. ..................................................... 196,235 3,534,192
Fulton Financial Corp. ................................................... 316,039 3,767,185
Hope Bancorp, Inc. ..................................................... 412,551 3,473,679
Jackson Financial, Inc. , Class A ............................................. 64,605 1,977,559
Lazard Ltd. , Class A ..................................................... 103,124 3,299,968
Moelis & Co. , Class A ................................................... 80,951 3,670,318
Navient Corp. ......................................................... 204,164 3,793,367
Northwest Bancshares, Inc. ................................................ 466,325 4,943,045
Pacific Premier Bancorp, Inc. .............................................. 153,337 3,171,009
PacWest Bancorp (a) ..................................................... 126,182 1,028,383
Provident Financial Services, Inc. ........................................... 230,018 3,758,494
Radian Group, Inc. ...................................................... 242,433 6,128,706
Sandy Spring Bancorp, Inc. ................................................ 154,869 3,512,429
UWM Holdings Corp. (a) ................................................. 618,515 3,463,684
Virtu Financial, Inc. , Class A ............................................... 260,092 4,444,972
WesBanco, Inc. ........................................................ 189,298 4,847,922
80,903,649
Health Care (1.5%):
Patterson Cos., Inc. ..................................................... 178,305 5,930,424
Industrials (15.2%):
CSG Systems International, Inc. ............................................ 87,604 4,620,235
Flowserve Corp. ........................................................ 117,729 4,373,632
GATX Corp. .......................................................... 47,479 6,112,446
H&E Equipment Services, Inc. ............................................. 58,466 2,674,819
HNI Corp. ............................................................ 154,420 4,351,556
Kennametal, Inc. ....................................................... 127,234 3,612,173
Kforce, Inc. ........................................................... 66,960 4,195,714
ManpowerGroup, Inc. ................................................... 54,922 4,360,807
MillerKnoll, Inc. ....................................................... 117,838 1,741,646
MSC Industrial Direct Co., Inc. ............................................. 72,590 6,916,375
Ryder System, Inc. ...................................................... 41,235 3,496,316
Trinity Industries, Inc. ................................................... 133,867 3,441,720
Triton International Ltd. .................................................. 71,700 5,969,742
TTEC Holdings, Inc. .................................................... 77,839 2,634,072
58,501,253
Information Technology (1.2%):
InterDigital, Inc. ....................................................... 47,149 4,552,236
Materials (6.5%):
Avient Corp. .......................................................... 66,164 2,706,108
Greif, Inc. , Class A ...................................................... 67,219 4,630,717
Mativ Holdings, Inc. ..................................................... 117,522 1,776,933
NewMarket Corp. ...................................................... 18,261 7,343,113
Sensient Technologies Corp. ............................................... 65,764 4,677,793
Worthington Industries, Inc. ............................................... 54,342 3,775,139
24,909,803
Real Estate (1.2%):
Kennedy-Wilson Holdings, Inc. ............................................. 268,920 4,391,464
Utilities (13.6%):
ALLETE, Inc. ......................................................... 92,181 5,343,733
Avista Corp. .......................................................... 128,292 5,038,027
Clearway Energy, Inc. , Class C ............................................. 157,267 4,491,545
MGE Energy, Inc. ...................................................... 86,396 6,834,787
New Jersey Resources Corp. ............................................... 106,915 5,046,388
Northwest Natural Holding Co. ............................................. 117,355 5,052,133
NorthWestern Corp. ..................................................... 108,381 6,151,706
Otter Tail Corp. (a) ...................................................... 55,724 4,399,967
SJW Group ........................................................... 69,758 4,890,733

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Spire, Inc. ............................................................ 78,832 $ 5,001,102
52,250,121
Total Common Stocks (Cost $382,123,265) 381,812,031
Collateral for Securities Loaned (4.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (b) ........ 3,869,630 3,869,630
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (b) ............ 3,869,630 3,869,630
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (b) ............... 3,869,630 3,869,630
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (b) . 3,869,630 3,869,630
Total Collateral for Securities Loaned (Cost $15,478,520) 15,478,520
Total Investments (Cost $397,601,785) — 103.2% 397,290,551
Liabilities in excess of other assets — (3.2)% (12,311,163)
NET ASSETS - 100.00% $ 384,979,388
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2023.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 27 9/15/23 $ 2,548,128 $ 2,569,995 $ 21,867
Total unrealized appreciation $ 21,867
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 21,867

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF
101
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.2%)
Australia (7.5%):
Energy (1.5%):
Santos Ltd. ........................................................... 28,946 $ 144,971
Woodside Energy Group Ltd. .............................................. 4,991 114,479
259,450
Financials (3.3%):
ANZ Group Holdings Ltd. ................................................ 11,674 184,343
National Australia Bank Ltd. ............................................... 10,458 183,668
Westpac Banking Corp. .................................................. 13,822 196,444
564,455
Materials (2.7%):
BHP Group Ltd. ........................................................ 4,370 130,940
Fortescue Metals Group Ltd. ............................................... 6,685 98,750
Rio Tinto Ltd. ......................................................... 1,768 135,046
South32 Ltd. .......................................................... 35,681 89,351
454,087
1,277,992
Austria (0.6%):
Energy (0.6%):
OMV AG ............................................................ 2,273 96,326
Canada (14.5%):
Communication Services (2.9%):
BCE, Inc. ............................................................ 5,602 255,444
TELUS Corp. (a) ....................................................... 11,749 228,664
484,108
Energy (3.8%):
Enbridge, Inc. ......................................................... 5,833 216,833
Pembina Pipeline Corp. .................................................. 5,259 165,361
Suncor Energy, Inc. ..................................................... 3,291 96,549
TC Energy Corp. ....................................................... 4,145 167,540
646,283
Financials (5.0%):
Canadian Imperial Bank of Commerce ........................................ 4,190 178,912
Great-West Lifeco, Inc. ................................................... 7,634 221,712
Power Corp. of Canada (a) ................................................. 8,661 233,166
The Bank of Nova Scotia ................................................. 4,248 212,560
846,350
Utilities (2.8%):
Emera, Inc. ........................................................... 5,142 211,798
Fortis, Inc. ............................................................ 6,215 267,865
479,663
2,456,404
Denmark (0.5%):
Industrials (0.5%):
AP Moller - Maersk A/S , Class B ........................................... 52 91,271
Finland (1.6%):
Financials (1.0%):
Nordea Bank Abp ....................................................... 15,283 166,275
Materials (0.6%):
Stora Enso Oyj , Class R .................................................. 9,123 105,762
272,037

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
France (8.8%):
Communication Services (1.5%):
Orange SA ............................................................ 22,013 $ 257,044
Energy (0.8%):
TotalEnergies SE ....................................................... 2,287 131,130
Financials (4.2%):
Amundi SA (b) ......................................................... 2,044 120,542
AXA SA ............................................................. 5,640 166,306
BNP Paribas SA ........................................................ 2,248 141,575
Credit Agricole SA ...................................................... 13,682 162,301
Societe Generale SA ..................................................... 4,633 120,310
711,034
Industrials (1.2%):
Bouygues SA .......................................................... 5,967 200,265
Utilities (1.1%):
Engie SA ............................................................. 11,314 187,984
1,487,457
Germany (6.0%):
Communication Services (0.9%):
Telefonica Deutschland Holding AG ......................................... 55,547 156,184
Consumer Discretionary (1.9%):
Bayerische Motoren Werke AG ............................................. 1,566 192,258
Mercedes-Benz Group AG ................................................ 1,590 127,806
320,064
Industrials (1.0%):
Deutsche Post AG , Registered Shares ........................................ 3,287 160,421
Materials (0.7%):
Evonik Industries AG .................................................... 6,022 114,525
Real Estate (0.4%):
Vonovia SE ........................................................... 3,744 73,102
Utilities (1.1%):
E.ON SE ............................................................. 14,638 186,547
1,010,843
Hong Kong (5.0%):
Real Estate (2.7%):
Sino Land Co. Ltd. ...................................................... 120,000 147,479
Sun Hung Kai Properties Ltd. .............................................. 14,000 176,346
Swire Pacific Ltd. , Class A ................................................ 17,500 134,114
457,939
Utilities (2.3%):
CLP Holdings Ltd. ...................................................... 27,500 213,733
Hong Kong & China Gas Co. Ltd. ........................................... 199,000 171,935
385,668
843,607
Israel (0.5%):
Materials (0.5%):
ICL Group Ltd. ........................................................ 16,805 91,193
Italy (8.1%):
Energy (0.9%):
Eni SpA ............................................................. 9,981 143,555

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Financials (3.8%):
Assicurazioni Generali SpA ............................................... 9,070 $ 184,268
Intesa Sanpaolo SpA ..................................................... 49,642 129,994
Mediobanca Banca di Credito Finanziario SpA .................................. 14,993 179,292
Poste Italiane SpA (b) .................................................... 14,144 153,028
646,582
Utilities (3.4%):
Enel SpA ............................................................. 28,067 188,888
Snam SpA ............................................................ 36,996 193,233
Terna - Rete Elettrica Nazionale ............................................ 22,426 191,004
573,125
1,363,262
Japan (13.8%):
Communication Services (2.0%):
SoftBank Corp. ........................................................ 32,400 345,828
Consumer Discretionary (1.4%):
Sekisui House Ltd. ...................................................... 12,100 243,669
Consumer Staples (1.4%):
Japan Tobacco, Inc. (a) ................................................... 10,500 229,460
Energy (0.7%):
Inpex Corp. ........................................................... 10,800 119,617
Health Care (1.5%):
Takeda Pharmaceutical Co. Ltd. ............................................ 8,000 251,012
Industrials (3.0%):
Marubeni Corp. ........................................................ 11,300 191,101
Nippon Yusen KK ...................................................... 4,400 97,283
Sumitomo Corp. ........................................................ 10,500 221,309
509,693
Information Technology (1.4%):
Canon, Inc. (a) ......................................................... 9,300 244,296
Materials (0.9%):
Nippon Steel Corp. ...................................................... 6,900 143,662
Real Estate (1.5%):
Daiwa House Industry Co. Ltd. ............................................. 9,700 254,938
2,342,175
Netherlands (4.7%):
Communication Services (1.6%):
Koninklijke KPN NV .................................................... 75,775 270,273
Financials (1.6%):
ABN AMRO Bank NV (b) ................................................. 7,190 111,634
NN Group NV ......................................................... 4,156 153,768
265,402
Health Care (0.8%):
Koninklijke Philips NV (c) ................................................ 6,420 138,752
Industrials (0.7%):
Randstad NV .......................................................... 2,377 125,294
799,721
Norway (2.6%):
Communication Services (0.9%):
Telenor ASA .......................................................... 15,748 159,693

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Energy (0.5%):
Aker BP ASA ......................................................... 3,924 $ 92,091
Materials (1.2%):
Norsk Hydro ASA ...................................................... 14,647 87,097
Yara International ASA (a) ................................................. 3,063 108,198
195,295
447,079
Portugal (2.0%):
Consumer Staples (1.3%):
Jeronimo Martins SGPS SA ............................................... 8,070 222,242
Energy (0.7%):
Galp Energia SGPS SA ................................................... 9,995 116,907
339,149
Singapore (2.7%):
Communication Services (1.5%):
Singapore Telecommunications Ltd. ......................................... 131,900 243,880
Consumer Staples (1.2%):
Wilmar International Ltd. ................................................. 74,400 209,097
452,977
South Korea (4.4%):
Consumer Discretionary (1.0%):
Kia Corp. ............................................................ 2,525 169,598
Consumer Staples (1.4%):
KT&G Corp. .......................................................... 3,712 233,268
Financials (2.0%):
Hana Financial Group, Inc. ................................................ 3,399 101,124
KB Financial Group, Inc. ................................................. 3,267 118,397
Shinhan Financial Group Co. Ltd. ........................................... 4,739 122,287
341,808
744,674
Spain (2.2%):
Communication Services (1.1%):
Telefonica SA ......................................................... 46,145 187,096
Utilities (1.1%):
Endesa SA ............................................................ 8,632 185,070
372,166
Sweden (2.4%):
Consumer Discretionary (0.9%):
H & M Hennes & Mauritz AB , Class B ....................................... 8,956 153,826
Financials (0.8%):
Swedbank AB , Class A ................................................... 8,133 137,178
Information Technology (0.7%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 22,396 121,333
412,337
Switzerland (2.7%):
Financials (1.1%):
Swiss Re AG .......................................................... 1,852 186,359
Industrials (1.0%):
Kuehne + Nagel International AG , Class R ..................................... 560 165,660

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 141,369
Security Description Shares Value
Materials (0.6%):
Glencore PLC ......................................................... 19,343 $ 109,176
461,195
United Kingdom (6.6%):
Communication Services (0.8%):
Vodafone Group PLC .................................................... 145,761 136,908
Consumer Staples (2.2%):
British American Tobacco PLC ............................................. 5,204 172,337
Imperial Brands PLC .................................................... 9,228 203,711
376,048
Health Care (1.0%):
GSK PLC ............................................................ 9,421 166,138
Materials (1.3%):
Anglo American PLC .................................................... 2,852 80,867
Evraz PLC (c) (d) (e) ..................................................... 23,292 11,978
Rio Tinto PLC ......................................................... 2,051 129,840
222,685
Utilities (1.3%):
National Grid PLC ...................................................... 16,318 215,597
1,117,376
United States (1.0%):
Utilities (1.0%):
Brookfield Renewable Corp. , Class A ......................................... 5,248 165,570
Total Common Stocks (Cost $16,670,900) 16,644,811
Collateral for Securities Loaned (5.6%)^
United States (5.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (f) ........ 240,091 240,091
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (f) ............ 240,091 240,091
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (f) ................ 240,091 240,091
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (f) . 240,091 240,091
Total Collateral for Securities Loaned (Cost $960,364) 960,364
Total Investments (Cost $17,631,264) — 103.8% 17,605,175
Liabilities in excess of other assets — (3.8)% (650,260)
NET ASSETS - 100.00% $ 16,954,915
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$385,204 and amounted to 2.3% of net assets.
(c) Non-income producing security.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
(f) Rate disclosed is the daily yield on June 30, 2023.
PLC—Public Limited Company

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 2 9/15/23 $ 214,588 $ 215,550 $ 962
Total unrealized appreciation $ 962
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 962

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares Dividend Accelerator ETF
107
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Aerospace & Defense (1.3%):
Northrop Grumman Corp. ................................................. 7,040 $ 3,208,832
Building Products (1.9%):
Carlisle Cos., Inc. ....................................................... 7,083 1,817,002
UFP Industries, Inc. ..................................................... 31,873 3,093,275
4,910,277
Commercial Services & Supplies (3.8%):
Republic Services, Inc. ................................................... 35,845 5,490,379
Waste Management, Inc. .................................................. 22,983 3,985,712
9,476,091
Consumer Discretionary (7.3%):
Best Buy Co., Inc. ...................................................... 33,395 2,736,720
Genuine Parts Co. ...................................................... 14,124 2,390,205
Leggett & Platt, Inc. ..................................................... 125,359 3,713,134
Lowe's Cos., Inc. ....................................................... 7,725 1,743,532
McDonald's Corp. ...................................................... 17,528 5,230,530
VF Corp. ............................................................. 129,678 2,475,553
18,289,674
Consumer Staples (23.6%):
Altria Group, Inc. ....................................................... 30,071 1,362,216
Archer-Daniels-Midland Co. ............................................... 23,502 1,775,811
Brown-Forman Corp. , Class B ............................................. 70,895 4,734,368
Colgate-Palmolive Co. ................................................... 65,218 5,024,395
Costco Wholesale Corp. .................................................. 8,478 4,564,386
Flowers Foods, Inc. ..................................................... 315,523 7,850,212
Hormel Foods Corp. ..................................................... 102,606 4,126,813
Kimberly-Clark Corp. .................................................... 26,796 3,699,456
Lancaster Colony Corp. .................................................. 24,310 4,888,498
PepsiCo, Inc. .......................................................... 15,887 2,942,590
Sysco Corp. ........................................................... 24,934 1,850,103
Target Corp. .......................................................... 13,261 1,749,126
The Clorox Co. ........................................................ 25,554 4,064,108
The Coca-Cola Co. ...................................................... 40,756 2,454,326
The Procter & Gamble Co. ................................................ 19,133 2,903,241
Walgreens Boots Alliance, Inc. ............................................. 54,945 1,565,383
Walmart, Inc. .......................................................... 24,570 3,861,913
59,416,945
Electrical Equipment (1.6%):
Emerson Electric Co. .................................................... 45,152 4,081,289
Energy (0.7%):
Chevron Corp. ......................................................... 5,430 854,411
Exxon Mobil Corp. ..................................................... 8,280 888,030
1,742,441
Financials (7.7%):
Aflac, Inc. ............................................................ 54,592 3,810,522
Cincinnati Financial Corp. ................................................ 7,681 747,515
Commerce Bancshares, Inc. ............................................... 50,915 2,479,560
Franklin Resources, Inc. .................................................. 90,150 2,407,906
Nasdaq, Inc. .......................................................... 84,236 4,199,165
Old Republic International Corp. ............................................ 62,027 1,561,220
RLI Corp. ............................................................ 8,000 1,091,760
S&P Global, Inc. ....................................................... 4,142 1,660,486
United Bankshares, Inc. .................................................. 52,495 1,557,527
19,515,661
Ground Transportation (8.1%):
CSX Corp. ............................................................ 137,319 4,682,578

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
J.B. Hunt Transport Services, Inc. ........................................... 26,440 $ 4,786,433
Landstar System, Inc. .................................................... 28,095 5,409,411
Union Pacific Corp. ..................................................... 26,429 5,407,902
20,286,324
Health Care (8.8%):
Abbott Laboratories ..................................................... 34,153 3,723,360
Agilent Technologies, Inc. ................................................. 34,979 4,206,225
AmerisourceBergen Corp. ................................................. 3,816 734,313
Becton Dickinson & Co. .................................................. 8,978 2,370,282
Danaher Corp. ......................................................... 17,743 4,258,320
Johnson & Johnson ..................................................... 15,798 2,614,885
Medtronic PLC ........................................................ 49,604 4,370,112
22,277,497
Industrial Conglomerates (3.3%):
3M Co. .............................................................. 82,281 8,235,505
Information Technology (10.7%):
Apple, Inc. ........................................................... 41,430 8,036,177
CDW Corp. ........................................................... 24,289 4,457,031
Microsoft Corp. ........................................................ 9,313 3,171,449
NetApp, Inc. .......................................................... 77,095 5,890,058
QUALCOMM, Inc. ..................................................... 15,471 1,841,668
Texas Instruments, Inc. ................................................... 19,643 3,536,133
26,932,516
Machinery (4.9%):
Dover Corp. ........................................................... 20,837 3,076,583
Illinois Tool Works, Inc. .................................................. 16,157 4,041,835
Nordson Corp. ......................................................... 11,702 2,904,202
Stanley Black & Decker, Inc. .............................................. 24,570 2,302,455
12,325,075
Materials (9.5%):
Air Products and Chemicals, Inc. ............................................ 9,485 2,841,042
Ecolab, Inc. ........................................................... 29,986 5,598,086
Nucor Corp. ........................................................... 4,587 752,176
PPG Industries, Inc. ..................................................... 27,072 4,014,778
RPM International, Inc. .................................................. 23,567 2,114,667
Sonoco Products Co. .................................................... 24,116 1,423,326
Steel Dynamics, Inc. ..................................................... 17,878 1,947,451
The Sherwin-Williams Co. ................................................ 10,713 2,844,516
Westlake Corp. ........................................................ 20,319 2,427,511
23,963,553
Professional Services (2.9%):
Jack Henry & Associates, Inc. .............................................. 44,069 7,374,066
Trading Companies & Distributors (1.1%):
W.W. Grainger, Inc. ..................................................... 3,658 2,884,662
Utilities (2.3%):
Consolidated Edison, Inc. ................................................. 58,005 5,243,652
National Fuel Gas Co. ................................................... 10,582 543,492
5,787,144
Total Common Stocks (Cost $243,409,777) 250,707,552
Total Investments (Cost $243,409,777) — 99.5% 250,707,552
Other assets in excess of liabilities — 0.5% 1,291,814
NET ASSETS - 100.00% $ 251,999,366
PLC—Public Limited Company

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 9/15/23 $ 878,319 $ 897,650 $ 19,331
Total unrealized appreciation $ 19,331
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 19,331

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
110
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (7.1%):
Comcast Corp. , Class A .................................................. 106,160 $ 4,410,948
Electronic Arts, Inc. ..................................................... 23,303 3,022,399
Fox Corp. , Class A ...................................................... 41,551 1,412,734
8,846,081
Communications Equipment (0.2%):
Cisco Systems, Inc. ..................................................... 5,617 290,624
Consumer Discretionary (2.4%):
Murphy USA, Inc. ...................................................... 3,053 949,819
Texas Roadhouse, Inc. ................................................... 9,548 1,072,049
Thor Industries, Inc. ..................................................... 3,687 381,604
Toll Brothers, Inc. ...................................................... 7,179 567,644
2,971,116
Consumer Staples (13.1%):
Altria Group, Inc. ....................................................... 46,354 2,099,836
General Mills, Inc. ...................................................... 42,448 3,255,762
Kellogg Co. ........................................................... 35,046 2,362,100
Kimberly-Clark Corp. .................................................... 2,188 302,075
The Hershey Co. ....................................................... 14,135 3,529,510
The J.M. Smucker Co. ................................................... 1,865 275,405
Walmart, Inc. .......................................................... 28,419 4,466,898
16,291,586
Electronic Equipment, Instruments & Components (1.6%):
Jabil, Inc. ............................................................ 18,270 1,971,881
Energy (8.5%):
Cheniere Energy, Inc. .................................................... 6,591 1,004,205
Chevron Corp. ......................................................... 26,809 4,218,396
Kinder Morgan, Inc. ..................................................... 127,418 2,194,138
Occidental Petroleum Corp. ............................................... 4,704 276,595
ONEOK, Inc. .......................................................... 4,621 285,208
Phillips 66 ............................................................ 20,428 1,948,423
Pioneer Natural Resources Co. ............................................. 1,437 297,718
Valero Energy Corp. ..................................................... 3,022 354,480
10,579,163
Financials (6.9%):
American Express Co. ................................................... 1,780 310,076
Arch Capital Group Ltd. (a) ................................................ 48,636 3,640,405
First American Financial Corp. ............................................. 5,276 300,838
Old National Bancorp .................................................... 32,177 448,547
The Hartford Financial Services Group, Inc. .................................... 25,456 1,833,341
WR Berkley Corp. ...................................................... 33,232 1,979,298
8,512,505
Health Care (17.1%):
AbbVie, Inc. .......................................................... 23,897 3,219,643
Amgen, Inc. ........................................................... 14,897 3,307,432
Bristol-Myers Squibb Co. ................................................. 53,996 3,453,044
DaVita, Inc. (a) ......................................................... 3,621 363,802
Hologic, Inc. (a) ........................................................ 3,638 294,569
Johnson & Johnson ..................................................... 31,063 5,141,548
McKesson Corp. ....................................................... 824 352,103
Merck & Co., Inc. ...................................................... 39,212 4,524,673
Quest Diagnostics, Inc. ................................................... 2,075 291,662
UnitedHealth Group, Inc. ................................................. 622 298,958
21,247,434
Industrials (18.2%):
CACI International, Inc. , Class A (a) ......................................... 3,217 1,096,482

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Carlisle Cos., Inc. ....................................................... 4,232 $ 1,085,635
CSX Corp. ............................................................ 9,807 334,419
FedEx Corp. .......................................................... 2,711 672,057
Illinois Tool Works, Inc. .................................................. 1,206 301,693
Jack Henry & Associates, Inc. .............................................. 10,227 1,711,284
Lockheed Martin Corp. ................................................... 8,206 3,777,878
Oshkosh Corp. ......................................................... 3,530 305,663
Republic Services, Inc. ................................................... 26,611 4,076,007
Science Applications International Corp. ...................................... 7,970 896,465
Snap-on, Inc. .......................................................... 7,719 2,224,539
United Parcel Service, Inc. , Class B .......................................... 12,298 2,204,416
Waste Management, Inc. .................................................. 22,638 3,925,882
22,612,420
IT Services (1.7%):
Akamai Technologies, Inc. (a) .............................................. 23,497 2,111,675
Materials (0.5%):
CF Industries Holdings, Inc. ............................................... 4,051 281,220
Graphic Packaging Holding Co. ............................................ 11,519 276,802
558,022
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 4,033 325,503
Weyerhaeuser Co. ...................................................... 9,745 326,555
652,058
Software (9.9%):
Microsoft Corp. ........................................................ 36,260 12,347,981
Technology Hardware, Storage & Peripherals (11.7%):
Apple, Inc. ........................................................... 63,755 12,366,557
NetApp, Inc. .......................................................... 28,220 2,156,008
14,522,565
Total Common Stocks (Cost $109,511,977) 123,515,111
Total Investments (Cost $109,511,977) — 99.4% 123,515,111
Other assets in excess of liabilities — 0.6% 730,547
NET ASSETS - 100.00% $ 124,245,658
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 9/15/23 $ 657,378 $ 673,238 $ 15,860
Total unrealized appreciation $ 15,860
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 15,860

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
112
See notes to financial statements.
Security Description Shares Value
Common Stocks (25.9%)
Communication Services (0.9%):
Alphabet, Inc. , Class A (a) ................................................. 2,929 $ 350,601
Charter Communications, Inc. , Class A (a) ..................................... 675 247,975
Comcast Corp. , Class A .................................................. 9,076 377,108
Electronic Arts, Inc. ..................................................... 3,918 508,165
Fox Corp. , Class A ...................................................... 9,738 331,092
Liberty Broadband Corp. , Class C (a) ......................................... 2,886 231,197
Live Nation Entertainment, Inc. (a) ........................................... 3,766 343,120
Match Group, Inc. (a) .................................................... 4,261 178,323
Meta Platforms, Inc. , Class A (a) ............................................ 971 278,658
Netflix, Inc. (a) ......................................................... 613 270,020
News Corp. , Class A ..................................................... 18,373 358,273
Omnicom Group, Inc. .................................................... 4,511 429,222
Paramount Global , Class B (b) .............................................. 9,214 146,595
The Interpublic Group of Cos., Inc. .......................................... 10,370 400,075
The Trade Desk, Inc. , Class A (a) ............................................ 2,175 167,954
The Walt Disney Co. (a) .................................................. 2,858 255,162
T-Mobile U.S., Inc. (a) .................................................... 3,069 426,284
Verizon Communications, Inc. .............................................. 11,669 433,970
Warner Music Group Corp. , Class A ......................................... 7,692 200,684
ZoomInfo Technologies, Inc. (a) ............................................. 6,280 159,449
6,093,927
Consumer Discretionary (2.4%):
Airbnb, Inc. , Class A (a) .................................................. 1,509 193,394
Aptiv PLC (a) .......................................................... 1,890 192,950
Aramark ............................................................. 9,278 399,418
AutoZone, Inc. (a) ....................................................... 186 463,765
Bath & Body Works, Inc. ................................................. 4,274 160,275
Best Buy Co., Inc. ...................................................... 3,104 254,373
Booking Holdings, Inc. (a) ................................................. 114 307,838
BorgWarner, Inc. ....................................................... 6,075 297,128
Burlington Stores, Inc. (a) ................................................. 909 143,068
CarMax, Inc. (a) ........................................................ 2,822 236,201
Chipotle Mexican Grill, Inc. (a) ............................................. 193 412,827
Churchill Downs, Inc. .................................................... 2,586 359,894
D.R. Horton, Inc. ....................................................... 2,929 356,430
Darden Restaurants, Inc. .................................................. 2,692 449,779
Deckers Outdoor Corp. (a) ................................................. 640 337,702
Dick's Sporting Goods, Inc. ................................................ 1,844 243,758
Domino's Pizza, Inc. ..................................................... 1,040 350,470
Expedia Group, Inc. (a) ................................................... 1,970 215,498
Five Below, Inc. (a) ...................................................... 1,081 212,460
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 1,923 199,915
Garmin Ltd. ........................................................... 3,524 367,518
General Motors Co. ..................................................... 6,410 247,170
Genuine Parts Co. ...................................................... 2,712 458,952
Hilton Worldwide Holdings, Inc. ............................................ 2,329 338,986
Hyatt Hotels Corp. , Class A ................................................ 2,617 299,856
Lennar Corp. , Class A .................................................... 2,861 358,512
LKQ Corp. ........................................................... 6,790 395,653
Lowe's Cos., Inc. ....................................................... 1,584 357,509
Marriott International, Inc. , Class A .......................................... 1,960 360,032
McDonald's Corp. ...................................................... 2,222 663,067
MGM Resorts International ................................................ 5,436 238,749
NIKE, Inc. , Class B ..................................................... 2,176 240,165
NVR, Inc. (a) .......................................................... 63 400,089
O'Reilly Automotive, Inc. (a) ............................................... 578 552,164
Penske Automotive Group, Inc. ............................................. 1,837 306,099
Pool Corp. ............................................................ 666 249,510
PulteGroup, Inc. ........................................................ 4,739 368,126
Ross Stores, Inc. ....................................................... 2,813 315,422
Service Corp. International ................................................ 5,497 355,051

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Starbucks Corp. ........................................................ 3,422 $ 338,983
Tapestry, Inc. .......................................................... 6,014 257,399
Tesla, Inc. (a) .......................................................... 781 204,442
The Home Depot, Inc. ................................................... 1,204 374,011
The TJX Cos., Inc. ...................................................... 5,324 451,422
Tractor Supply Co. ...................................................... 1,506 332,977
Ulta Beauty, Inc. (a) ..................................................... 762 358,593
Vail Resorts, Inc. ....................................................... 1,415 356,240
VF Corp. ............................................................. 8,868 169,290
Yum! Brands, Inc. ...................................................... 4,038 559,465
16,062,595
Consumer Staples (2.6%):
Altria Group, Inc. ....................................................... 9,756 441,947
Archer-Daniels-Midland Co. ............................................... 4,466 337,451
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 5,117 322,422
Brown-Forman Corp. , Class B ............................................. 7,174 479,080
Bunge Ltd. ........................................................... 3,373 318,243
Campbell Soup Co. ..................................................... 9,672 442,107
Church & Dwight Co., Inc. ................................................ 5,247 525,907
Colgate-Palmolive Co. ................................................... 7,421 571,714
Conagra Brands, Inc. .................................................... 13,631 459,637
Constellation Brands, Inc. , Class A .......................................... 1,890 465,186
Costco Wholesale Corp. .................................................. 800 430,704
Coty, Inc. , Class A (a) .................................................... 19,430 238,795
Darling Ingredients, Inc. (a) ................................................ 3,766 240,233
Dollar General Corp. .................................................... 2,085 353,991
Dollar Tree, Inc. (a) ...................................................... 2,261 324,454
General Mills, Inc. ...................................................... 5,998 460,047
Hormel Foods Corp. ..................................................... 13,211 531,346
Kellogg Co. ........................................................... 7,853 529,292
Keurig Dr Pepper, Inc. ................................................... 16,000 500,320
Kimberly-Clark Corp. .................................................... 4,472 617,404
Lamb Weston Holdings, Inc. ............................................... 4,301 494,400
McCormick & Co., Inc. .................................................. 5,936 517,797
Mondelez International, Inc. , Class A ......................................... 8,610 628,013
Monster Beverage Corp. (a) ................................................ 8,528 489,848
PepsiCo, Inc. .......................................................... 3,522 652,345
Performance Food Group Co. (a) ............................................ 5,791 348,850
Philip Morris International, Inc. ............................................. 4,984 486,538
Sysco Corp. ........................................................... 5,775 428,505
Target Corp. .......................................................... 1,657 218,558
The Clorox Co. ........................................................ 2,408 382,968
The Coca-Cola Co. ...................................................... 10,183 613,220
The Estee Lauder Cos., Inc. ............................................... 1,135 222,891
The Hershey Co. ....................................................... 2,251 562,075
The J.M. Smucker Co. ................................................... 4,071 601,165
The Kraft Heinz Co. ..................................................... 12,231 434,201
The Kroger Co. ........................................................ 8,884 417,548
The Procter & Gamble Co. ................................................ 3,825 580,406
Tyson Foods, Inc. , Class A ................................................ 7,449 380,197
Walmart, Inc. .......................................................... 3,163 497,160
17,546,965
Energy (1.0%):
APA Corp. ............................................................ 4,900 167,433
Cheniere Energy, Inc. .................................................... 1,680 255,965
Chesapeake Energy Corp. ................................................. 2,738 229,116
Chevron Corp. ......................................................... 2,022 318,162
ConocoPhillips ........................................................ 2,408 249,493
Coterra Energy, Inc. ..................................................... 9,857 249,382
Devon Energy Corp. ..................................................... 3,683 178,036
Diamondback Energy, Inc. ................................................ 1,639 215,299
EOG Resources, Inc. .................................................... 2,107 241,125

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
EQT Corp. ............................................................ 5,589 $ 229,876
Exxon Mobil Corp. ..................................................... 2,884 309,309
Halliburton Co. ........................................................ 5,836 192,530
Hess Corp. ............................................................ 1,717 233,426
HF Sinclair Corp. ....................................................... 4,870 217,251
Kinder Morgan, Inc. ..................................................... 23,145 398,557
Marathon Oil Corp. ..................................................... 8,486 195,348
Marathon Petroleum Corp. ................................................ 2,224 259,318
Occidental Petroleum Corp. ............................................... 4,089 240,433
ONEOK, Inc. .......................................................... 4,775 294,713
Ovintiv, Inc. .......................................................... 4,190 159,513
Phillips 66 ............................................................ 2,598 247,797
Pioneer Natural Resources Co. ............................................. 1,290 267,262
Schlumberger NV ...................................................... 4,289 210,676
Targa Resources Corp. ................................................... 3,484 265,132
Texas Pacific Land Corp. ................................................. 114 150,081
The Williams Cos., Inc. .................................................. 11,951 389,961
Valero Energy Corp. ..................................................... 1,748 205,040
6,570,234
Financials (3.9%):
Aflac, Inc. ............................................................ 6,756 471,569
Ally Financial, Inc. ...................................................... 6,835 184,613
American Express Co. ................................................... 1,851 322,444
American Financial Group, Inc. ............................................. 2,986 354,588
American International Group, Inc. .......................................... 6,102 351,109
Ameriprise Financial, Inc. ................................................. 976 324,188
Aon PLC , Class A ...................................................... 1,512 521,942
Arch Capital Group Ltd. (a) ................................................ 5,360 401,196
Ares Management Corp. , Class A ........................................... 3,221 310,343
Arthur J. Gallagher & Co. ................................................. 2,394 525,651
Bank of America Corp. ................................................... 10,746 308,303
BlackRock, Inc. ........................................................ 422 291,661
Blackstone, Inc. ........................................................ 2,339 217,457
Brown & Brown, Inc. .................................................... 6,241 429,630
Capital One Financial Corp. ............................................... 2,256 246,739
Cboe Global Markets, Inc. ................................................ 3,604 497,388
Chubb Ltd. ........................................................... 2,165 416,892
Citigroup, Inc. ......................................................... 6,564 302,207
Citizens Financial Group, Inc. .............................................. 8,234 214,743
CME Group, Inc. ....................................................... 2,632 487,683
Comerica, Inc. ......................................................... 4,579 193,966
Discover Financial Services ............................................... 2,582 301,707
East West Bancorp, Inc. .................................................. 3,709 195,798
Equitable Holdings, Inc. .................................................. 10,130 275,131
Erie Indemnity Co. , Class A ............................................... 1,614 338,956
Everest Re Group Ltd. ................................................... 923 315,537
FactSet Research Systems, Inc. ............................................. 895 358,582
Fidelity National Financial, Inc. ............................................ 8,457 304,452
Fifth Third Bancorp ..................................................... 8,713 228,368
First Citizens Bancshares, Inc. , Class A ....................................... 511 655,843
Fiserv, Inc. (a) .......................................................... 3,150 397,372
FleetCor Technologies, Inc. (a) .............................................. 1,480 371,598
Franklin Resources, Inc. .................................................. 9,492 253,531
Global Payments, Inc. .................................................... 2,495 245,807
Globe Life, Inc. ........................................................ 3,721 407,896
Huntington Bancshares, Inc. ............................................... 22,678 244,469
Interactive Brokers Group, Inc. ............................................. 3,982 330,785
Intercontinental Exchange, Inc. ............................................. 4,053 458,313
JPMorgan Chase & Co. .................................................. 2,795 406,505
KeyCorp ............................................................. 16,613 153,504
Loews Corp. .......................................................... 7,629 453,010
LPL Financial Holdings, Inc. ............................................... 1,199 260,699
M&T Bank Corp. ....................................................... 2,177 269,426

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
MarketAxess Holdings, Inc. ............................................... 831 $ 217,240
Marsh & McLennan Cos., Inc. ............................................. 2,740 515,339
Mastercard, Inc. , Class A ................................................. 1,095 430,664
MetLife, Inc. .......................................................... 6,261 353,934
Moody's Corp. ......................................................... 1,058 367,888
Morgan Stanley ........................................................ 3,907 333,658
Morningstar, Inc. ....................................................... 1,435 281,360
MSCI, Inc. ........................................................... 542 254,355
Nasdaq, Inc. .......................................................... 6,867 342,320
Northern Trust Corp. .................................................... 3,344 247,924
PayPal Holdings, Inc. (a) .................................................. 3,024 201,792
Principal Financial Group, Inc. ............................................. 3,935 298,430
Raymond James Financial, Inc. ............................................. 3,327 345,243
Regions Financial Corp. .................................................. 14,712 262,168
Reinsurance Group of America, Inc. ......................................... 2,587 358,791
Rocket Cos., Inc. , Class A (a) (b) ............................................. 23,056 206,582
Ryan Specialty Holdings, Inc. (a) ............................................ 6,096 273,649
S&P Global, Inc. ....................................................... 1,067 427,750
State Street Corp. ....................................................... 3,295 241,128
Synchrony Financial ..................................................... 6,912 234,455
T. Rowe Price Group, Inc. ................................................. 2,148 240,619
The Bank of New York Mellon Corp. ......................................... 7,630 339,688
The Carlyle Group, Inc. .................................................. 7,058 225,503
The Charles Schwab Corp. ................................................ 4,461 252,849
The Goldman Sachs Group, Inc. ............................................ 1,068 344,473
The Hartford Financial Services Group, Inc. .................................... 5,704 410,802
The PNC Financial Services Group, Inc. ...................................... 2,239 282,002
The Progressive Corp. ................................................... 2,960 391,815
The Travelers Cos., Inc. .................................................. 2,498 433,803
Tradeweb Markets, Inc. , Class A ............................................ 5,212 356,918
Truist Financial Corp. .................................................... 7,287 221,160
U.S. Bancorp .......................................................... 8,039 265,609
Unum Group .......................................................... 7,162 341,627
Visa, Inc. , Class A ...................................................... 1,955 464,273
Webster Financial Corp. .................................................. 6,172 232,993
Wells Fargo & Co. ...................................................... 7,746 330,599
WR Berkley Corp. ...................................................... 6,401 381,244
26,312,248
Health Care (3.4%):
Abbott Laboratories ..................................................... 4,241 462,354
AbbVie, Inc. .......................................................... 3,132 421,974
Agilent Technologies, Inc. ................................................. 2,298 276,335
Align Technology, Inc. (a) ................................................. 539 190,612
AmerisourceBergen Corp. ................................................. 3,068 590,375
Amgen, Inc. ........................................................... 2,151 477,565
Avantor, Inc. (a) ........................................................ 11,006 226,063
Becton Dickinson & Co. .................................................. 1,940 512,179
Biogen, Inc. (a) ......................................................... 716 203,953
BioMarin Pharmaceutical, Inc. (a) ........................................... 3,375 292,545
Bio-Techne Corp. ....................................................... 3,961 323,336
Boston Scientific Corp. (a) ................................................. 10,028 542,415
Bristol-Myers Squibb Co. ................................................. 7,220 461,719
Bruker Corp. .......................................................... 4,351 321,626
Catalent, Inc. (a) ........................................................ 2,528 109,614
Centene Corp. (a) ....................................................... 5,007 337,722
Charles River Laboratories International, Inc. (a) ................................. 1,092 229,593
CVS Health Corp. ...................................................... 5,150 356,019
Danaher Corp. ......................................................... 1,299 311,760
Dexcom, Inc. (a) ........................................................ 1,951 250,723
Edwards Lifesciences Corp. (a) ............................................. 3,450 325,439
Elevance Health, Inc. .................................................... 829 368,316
Eli Lilly & Co. ......................................................... 1,300 609,674
GE HealthCare Technologies, Inc. ........................................... 3,261 264,924

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Gilead Sciences, Inc. .................................................... 4,802 $ 370,090
HCA Healthcare, Inc. .................................................... 1,228 372,673
Henry Schein, Inc. (a) .................................................... 5,272 427,559
Hologic, Inc. (a) ........................................................ 5,021 406,550
Humana, Inc. .......................................................... 824 368,435
IDEXX Laboratories, Inc. (a) ............................................... 552 277,231
Incyte Corp. (a) ......................................................... 5,558 345,986
Insulet Corp. (a) ........................................................ 839 241,917
Intuitive Surgical, Inc. (a) ................................................. 1,230 420,586
IQVIA Holdings, Inc. (a) .................................................. 1,445 324,793
Johnson & Johnson ..................................................... 4,231 700,315
Laboratory Corp. of America Holdings ........................................ 1,574 379,853
Masimo Corp. (a) ....................................................... 1,470 241,889
McKesson Corp. ....................................................... 1,373 586,697
Medtronic PLC ........................................................ 5,093 448,693
Merck & Co., Inc. ...................................................... 4,829 557,218
Mettler-Toledo International, Inc. (a) ......................................... 220 288,561
Moderna, Inc. (a) ....................................................... 1,223 148,595
Molina Healthcare, Inc. (a) ................................................ 1,427 429,869
Neurocrine Biosciences, Inc. (a) ............................................. 3,169 298,837
Pfizer, Inc. ............................................................ 10,392 381,179
Quest Diagnostics, Inc. ................................................... 3,281 461,177
Regeneron Pharmaceuticals, Inc. (a) .......................................... 389 279,512
Repligen Corp. (a) ....................................................... 980 138,631
ResMed, Inc. .......................................................... 1,806 394,611
Revvity, Inc. .......................................................... 2,375 282,126
Stryker Corp. .......................................................... 1,302 397,227
Teleflex, Inc. .......................................................... 1,265 306,168
The Cigna Group ....................................................... 1,533 430,160
The Cooper Cos., Inc. .................................................... 979 375,378
Thermo Fisher Scientific, Inc. .............................................. 654 341,225
United Therapeutics Corp. (a) .............................................. 1,591 351,213
UnitedHealth Group, Inc. ................................................. 923 443,631
Veeva Systems, Inc. , Class A (a) ............................................. 1,571 310,634
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,190 418,773
Viatris, Inc. ........................................................... 26,970 269,161
Waters Corp. (a) ........................................................ 1,051 280,134
West Pharmaceutical Services, Inc. .......................................... 732 279,968
Zimmer Biomet Holdings, Inc. ............................................. 3,284 478,150
Zoetis, Inc. ........................................................... 1,959 337,359
23,059,599
Industrials (5.2%):
3M Co. .............................................................. 3,275 327,795
A O Smith Corp. ....................................................... 4,482 326,200
AECOM ............................................................. 4,670 395,502
AGCO Corp. .......................................................... 2,148 282,290
Allegion PLC ......................................................... 2,919 350,338
American Airlines Group, Inc. (a) ............................................ 13,598 243,948
AMETEK, Inc. ........................................................ 3,077 498,105
Automatic Data Processing, Inc. ............................................ 1,807 397,161
Avis Budget Group, Inc. (a) ................................................ 769 175,847
Axon Enterprise, Inc. (a) .................................................. 1,187 231,607
Booz Allen Hamilton Holding Corp. ......................................... 4,529 505,436
Broadridge Financial Solutions, Inc. ......................................... 2,541 420,866
Builders FirstSource, Inc. (a) ............................................... 2,667 362,712
C.H. Robinson Worldwide, Inc. ............................................. 3,438 324,375
Carlisle Cos., Inc. ....................................................... 1,207 309,632
Carrier Global Corp. ..................................................... 7,179 356,868
Caterpillar, Inc. ........................................................ 1,365 335,858
Cintas Corp. .......................................................... 962 478,191
Copart, Inc. (a) ......................................................... 5,294 482,866
CoStar Group, Inc. (a) .................................................... 4,151 369,439
CSX Corp. ............................................................ 13,128 447,665

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Cummins, Inc. ......................................................... 1,644 $ 403,043
Deere & Co. .......................................................... 843 341,575
Delta Air Lines, Inc. (a) ................................................... 7,140 339,436
Dover Corp. ........................................................... 2,472 364,991
Eaton Corp. PLC ....................................................... 2,296 461,726
Emerson Electric Co. .................................................... 4,478 404,766
Equifax, Inc. .......................................................... 1,332 313,420
Expeditors International of Washington, Inc. .................................... 3,289 398,397
Fastenal Co. ........................................................... 6,952 410,098
FedEx Corp. .......................................................... 1,183 293,266
Fortive Corp. .......................................................... 5,772 431,572
General Dynamics Corp. .................................................. 2,078 447,082
Genpact Ltd. .......................................................... 9,926 372,920
Graco, Inc. ........................................................... 5,875 507,306
HEICO Corp. .......................................................... 2,337 413,509
Honeywell International, Inc. .............................................. 2,350 487,625
Howmet Aerospace, Inc. .................................................. 8,508 421,656
Hubbell, Inc. .......................................................... 1,410 467,500
IDEX Corp. ........................................................... 1,857 399,738
Illinois Tool Works, Inc. .................................................. 1,696 424,271
Ingersoll Rand, Inc. ..................................................... 5,545 362,421
J.B. Hunt Transport Services, Inc. ........................................... 1,846 334,181
Jack Henry & Associates, Inc. .............................................. 2,452 410,293
Jacobs Solutions, Inc. .................................................... 3,187 378,902
Johnson Controls International PLC .......................................... 5,502 374,906
Knight-Swift Transportation Holdings, Inc. .................................... 5,907 328,193
L3Harris Technologies, Inc. ............................................... 1,775 347,492
Leidos Holdings, Inc. .................................................... 4,648 411,255
Lennox International, Inc. ................................................. 1,137 370,742
Lincoln Electric Holdings, Inc. ............................................. 2,490 494,589
Lockheed Martin Corp. ................................................... 939 432,297
Masco Corp. .......................................................... 5,357 307,385
Nordson Corp. ......................................................... 1,564 388,153
Norfolk Southern Corp. .................................................. 1,737 393,882
Northrop Grumman Corp. ................................................. 767 349,599
Old Dominion Freight Line, Inc. ............................................ 782 289,144
Otis Worldwide Corp. .................................................... 5,163 459,559
Owens Corning ........................................................ 2,813 367,096
PACCAR, Inc. ......................................................... 5,533 462,835
Parker-Hannifin Corp. ................................................... 977 381,069
Paychex, Inc. .......................................................... 3,580 400,495
Paycom Software, Inc. ................................................... 773 248,318
Paylocity Holding Corp. (a) ................................................ 1,089 200,953
Quanta Services, Inc. .................................................... 1,854 364,218
Raytheon Technologies Corp. .............................................. 4,258 417,114
Regal Rexnord Corp. .................................................... 1,672 257,321
Republic Services, Inc. ................................................... 3,947 604,562
Robert Half International, Inc. .............................................. 3,749 282,000
Rockwell Automation, Inc. ................................................ 1,060 349,217
Rollins, Inc. ........................................................... 10,596 453,827
Snap-on, Inc. .......................................................... 1,735 500,010
Southwest Airlines Co. ................................................... 9,145 331,140
SS&C Technologies Holdings, Inc. .......................................... 5,898 357,419
Stanley Black & Decker, Inc. .............................................. 2,703 253,298
Textron, Inc. .......................................................... 4,831 326,721
The Toro Co. .......................................................... 3,875 393,894
Trane Technologies PLC .................................................. 1,942 371,427
TransDigm Group, Inc. ................................................... 443 396,117
TransUnion ........................................................... 3,609 282,693
U-Haul Holding Co. ..................................................... 4,976 275,272
Union Pacific Corp. ..................................................... 1,808 369,953
United Airlines Holdings, Inc. (a) ............................................ 4,427 242,909
United Parcel Service, Inc. , Class B .......................................... 2,142 383,953
United Rentals, Inc. ..................................................... 569 253,416

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Verisk Analytics, Inc. .................................................... 2,335 $ 527,780
W.W. Grainger, Inc. ..................................................... 498 392,718
Waste Management, Inc. .................................................. 3,505 607,837
Watsco, Inc. ........................................................... 959 365,830
Westinghouse Air Brake Technologies Corp. .................................... 3,634 398,541
WillScot Mobile Mini Holdings Corp. (a) ...................................... 6,329 302,463
Xylem, Inc. ........................................................... 3,209 361,398
34,643,405
Information Technology (3.5%):
Accenture PLC , Class A .................................................. 1,283 395,908
Adobe, Inc. (a) ......................................................... 760 371,632
Advanced Micro Devices, Inc. (a) ............................................ 2,391 272,359
Akamai Technologies, Inc. (a) .............................................. 4,741 426,074
Amphenol Corp. , Class A ................................................. 4,929 418,719
Analog Devices, Inc. .................................................... 1,668 324,943
ANSYS, Inc. (a) ........................................................ 887 292,950
Apple, Inc. ........................................................... 2,118 410,828
Applied Materials, Inc. ................................................... 1,892 273,470
Arista Networks, Inc. (a) .................................................. 1,939 314,234
Autodesk, Inc. (a) ....................................................... 1,151 235,506
Bentley Systems, Inc. , Class B ............................................. 6,258 339,371
Broadcom, Inc. ........................................................ 541 469,280
Cadence Design Systems, Inc. (a) ............................................ 1,570 368,196
CDW Corp. ........................................................... 1,850 339,475
Cisco Systems, Inc. ..................................................... 8,942 462,659
Cognizant Technology Solutions Corp. , Class A ................................. 5,132 335,017
Corning, Inc. .......................................................... 10,788 378,012
Dell Technologies, Inc. , Class C ............................................ 6,770 366,325
Dynatrace, Inc. (a) ...................................................... 4,892 251,791
Enphase Energy, Inc. (a) .................................................. 809 135,491
Entegris, Inc. .......................................................... 2,013 223,081
EPAM Systems, Inc. (a) ................................................... 677 152,156
Fair Isaac Corp. (a) ...................................................... 318 257,329
Fortinet, Inc. (a) ........................................................ 3,626 274,089
Gartner, Inc. (a) ........................................................ 1,054 369,227
Gen Digital, Inc. ....................................................... 17,306 321,026
GoDaddy, Inc. , Class A (a) ................................................. 4,383 329,295
Hewlett Packard Enterprise Co. ............................................. 22,440 376,992
HP, Inc. .............................................................. 9,930 304,950
Intel Corp. ............................................................ 10,939 365,800
International Business Machines Corp. ........................................ 3,697 494,696
Intuit, Inc. ............................................................ 599 274,456
Jabil, Inc. ............................................................ 3,813 411,537
Juniper Networks, Inc. ................................................... 12,695 397,734
Keysight Technologies, Inc. (a) ............................................. 1,972 330,211
KLA Corp. ........................................................... 645 312,838
Lam Research Corp. ..................................................... 426 273,858
Lattice Semiconductor Corp. (a) ............................................. 2,354 226,149
Manhattan Associates, Inc. (a) .............................................. 1,650 329,802
Microchip Technology, Inc. ................................................ 3,041 272,443
Micron Technology, Inc. .................................................. 4,300 271,373
Microsoft Corp. ........................................................ 1,208 411,372
Monolithic Power Systems, Inc. ............................................ 394 212,851
Motorola Solutions, Inc. .................................................. 1,492 437,574
NetApp, Inc. .......................................................... 5,423 414,317
NVIDIA Corp. ......................................................... 759 321,072
NXP Semiconductors NV ................................................. 1,412 289,008
ON Semiconductor Corp. (a) ............................................... 2,416 228,505
Oracle Corp. .......................................................... 4,187 498,630
Palo Alto Networks, Inc. (a) ................................................ 1,310 334,718
PTC, Inc. (a) ........................................................... 2,620 372,826
Pure Storage, Inc. , Class A (a) .............................................. 10,974 404,063
Qorvo, Inc. (a) ......................................................... 2,365 241,301

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
QUALCOMM, Inc. ..................................................... 2,037 $ 242,484
Roper Technologies, Inc. .................................................. 1,005 483,204
Salesforce, Inc. (a) ...................................................... 1,484 313,510
Seagate Technology Holdings PLC .......................................... 3,757 232,446
ServiceNow, Inc. (a) ..................................................... 484 271,994
Skyworks Solutions, Inc. ................................................. 2,202 243,739
Synopsys, Inc. (a) ....................................................... 832 362,261
TD SYNNEX Corp. ..................................................... 3,335 313,490
TE Connectivity Ltd. .................................................... 2,649 371,284
Teledyne Technologies, Inc. (a) ............................................. 858 352,732
Teradyne, Inc. ......................................................... 2,355 262,182
Texas Instruments, Inc. ................................................... 2,017 363,100
Trimble, Inc. (a) ........................................................ 4,958 262,477
Tyler Technologies, Inc. (a) ................................................ 858 357,331
VeriSign, Inc. (a) ........................................................ 1,816 410,362
Zebra Technologies Corp. (a) ............................................... 742 219,506
Zoom Video Communications, Inc. , Class A (a) .................................. 2,435 165,288
23,144,909
Materials (1.2%):
Air Products and Chemicals, Inc. ............................................ 1,317 394,481
Albemarle Corp. ....................................................... 857 191,188
Avery Dennison Corp. ................................................... 1,815 311,817
Ball Corp. ............................................................ 4,428 257,754
Celanese Corp. ......................................................... 2,111 244,454
CF Industries Holdings, Inc. ............................................... 2,750 190,905
Cleveland-Cliffs, Inc. (a) .................................................. 8,396 140,717
Corteva, Inc. .......................................................... 5,879 336,867
Crown Holdings, Inc. .................................................... 2,978 258,699
Dow, Inc. ............................................................ 5,972 318,069
DuPont de Nemours, Inc. ................................................. 4,547 324,838
Eastman Chemical Co. ................................................... 3,310 277,113
Ecolab, Inc. ........................................................... 1,943 362,739
FMC Corp. ........................................................... 3,083 321,680
Freeport-McMoRan, Inc. ................................................. 4,900 196,000
International Paper Co. ................................................... 8,655 275,315
LyondellBasell Industries NV , Class A ........................................ 3,297 302,763
Martin Marietta Materials, Inc. ............................................. 955 440,914
Nucor Corp. ........................................................... 1,436 235,475
Packaging Corp. of America ............................................... 2,516 332,514
PPG Industries, Inc. ..................................................... 2,266 336,048
Reliance Steel & Aluminum Co. ............................................ 1,415 384,300
RPM International, Inc. .................................................. 3,797 340,705
Steel Dynamics, Inc. ..................................................... 1,962 213,721
The Mosaic Co. ........................................................ 4,341 151,935
The Sherwin-Williams Co. ................................................ 1,286 341,459
Vulcan Materials Co. .................................................... 2,082 469,366
Westlake Corp. ........................................................ 2,214 264,506
8,216,342
Real Estate (0.1%):
CBRE Group, Inc. , Class A (a) .............................................. 3,833 309,361
Utilities (1.7%):
Alliant Energy Corp. .................................................... 8,328 437,053
Ameren Corp. ......................................................... 5,340 436,118
American Electric Power Co., Inc. ........................................... 4,795 403,739
American Water Works Co., Inc. ............................................ 2,704 385,996
Atmos Energy Corp. ..................................................... 3,797 441,743
CenterPoint Energy, Inc. .................................................. 15,730 458,530
CMS Energy Corp. ...................................................... 7,360 432,400
Consolidated Edison, Inc. ................................................. 5,256 475,142
Dominion Energy, Inc. ................................................... 7,278 376,928
DTE Energy Co. ....................................................... 4,070 447,781

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Duke Energy Corp. ...................................................... 4,952 $ 444,392
Edison International ..................................................... 5,474 380,169
Entergy Corp. ......................................................... 3,905 380,230
Essential Utilities, Inc. ................................................... 9,501 379,185
Evergy, Inc. ........................................................... 7,103 414,957
Eversource Energy ...................................................... 5,462 387,365
Exelon Corp. .......................................................... 9,750 397,215
FirstEnergy Corp. ....................................................... 10,971 426,552
NextEra Energy, Inc. .................................................... 5,049 374,636
NiSource, Inc. ......................................................... 14,599 399,283
PG&E Corp. (a) ........................................................ 21,651 374,129
PPL Corp. ............................................................ 16,312 431,616
Public Service Enterprise Group, Inc. ......................................... 6,740 421,991
Sempra Energy ........................................................ 2,852 415,223
The Southern Co. ....................................................... 7,122 500,321
WEC Energy Group, Inc. ................................................. 4,940 435,906
Xcel Energy, Inc. ....................................................... 6,694 416,166
11,274,766
Total Common Stocks (Cost $136,338,649) 173,234,351
Investment Companies (73.7%)
Federated Hermes Treasury Obligations Fund , 4 .95% (c) (d) ......................... 493,473,376 493,473,376
Total Investment Companies (Cost $493,473,376) 493,473,376
Collateral for Securities Loaned (0.0%)^(e)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (c) ........ 34,207 34,207
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (c) ............ 34,207 34,207
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (c) ............... 34,207 34,207
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (c) . 34,207 34,207
Total Collateral for Securities Loaned (Cost $136,828) 136,828
Total Investments (Cost $629,948,853) — 99.6% 666,844,555
Other assets in excess of liabilities — 0.4% 2,522,922
NET ASSETS - 100.00% $ 669,367,477
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
(d) Represents an investment greater than 25% of the Fund's net assets.  The financial statements and portfolio holdings for these securities can be found at
www.sec.gov
(e) Amount represents less than 0.05% of net assets.
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 9/15/23 $ 1,739,662 $ 1,795,300 $ 55,638
Total unrealized appreciation $ 55,638
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 55,638

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
121
See notes to financial statements.
A
Security Description Shares Value
Common Stocks (25.3%)
Communication Services (1.3%):
Comcast Corp. , Class A .................................................. 102,565 $ 4,261,576
Omnicom Group, Inc. .................................................... 50,996 4,852,269
Paramount Global , Class B (a) .............................................. 104,069 1,655,738
The Interpublic Group of Cos., Inc. .......................................... 117,185 4,520,997
Verizon Communications, Inc. .............................................. 131,852 4,903,576
20,194,156
Consumer Discretionary (1.2%):
Best Buy Co., Inc. ...................................................... 35,024 2,870,217
Darden Restaurants, Inc. .................................................. 30,370 5,074,220
Garmin Ltd. ........................................................... 39,798 4,150,533
Vail Resorts, Inc. ....................................................... 16,025 4,034,454
VF Corp. ............................................................. 100,206 1,912,932
18,042,356
Consumer Staples (3.1%):
Altria Group, Inc. ....................................................... 110,232 4,993,510
Conagra Brands, Inc. .................................................... 154,019 5,193,521
Kellogg Co. ........................................................... 88,726 5,980,132
Kimberly-Clark Corp. .................................................... 50,556 6,979,761
Philip Morris International, Inc. ............................................. 56,337 5,499,618
The Clorox Co. ........................................................ 27,211 4,327,638
The Coca-Cola Co. ...................................................... 115,054 6,928,552
The Kraft Heinz Co. ..................................................... 138,170 4,905,035
Tyson Foods, Inc. , Class A ................................................ 84,135 4,294,250
49,102,017
Energy (2.2%):
Chevron Corp. ......................................................... 22,823 3,591,199
Coterra Energy, Inc. ..................................................... 111,346 2,817,054
Devon Energy Corp. ..................................................... 41,614 2,011,621
EOG Resources, Inc. .................................................... 23,855 2,729,966
Exxon Mobil Corp. ..................................................... 32,557 3,491,738
Kinder Morgan, Inc. ..................................................... 261,543 4,503,770
ONEOK, Inc. .......................................................... 53,962 3,330,535
Phillips 66 ............................................................ 29,372 2,801,501
Pioneer Natural Resources Co. ............................................. 14,575 3,019,649
The Williams Cos., Inc. .................................................. 135,019 4,405,670
Valero Energy Corp. ..................................................... 19,744 2,315,971
35,018,674
Financials (4.5%):
Ally Financial, Inc. ...................................................... 77,214 2,085,550
Ares Management Corp. , Class A ........................................... 36,424 3,509,452
Blackstone, Inc. ........................................................ 26,460 2,459,986
Citigroup, Inc. ......................................................... 74,138 3,413,314
Citizens Financial Group, Inc. .............................................. 93,049 2,426,718
CME Group, Inc. ....................................................... 29,730 5,508,672
Comerica, Inc. ......................................................... 51,729 2,191,240
Fidelity National Financial, Inc. ............................................ 95,562 3,440,232
Fifth Third Bancorp ..................................................... 98,442 2,580,165
Franklin Resources, Inc. .................................................. 107,269 2,865,155
Huntington Bancshares, Inc. ............................................... 256,264 2,762,526
KeyCorp ............................................................. 187,765 1,734,949
M&T Bank Corp. ....................................................... 24,584 3,042,516
Morgan Stanley ........................................................ 44,157 3,771,008
Northern Trust Corp. .................................................... 37,720 2,796,561
Principal Financial Group, Inc. ............................................. 44,439 3,370,254
Regions Financial Corp. .................................................. 166,251 2,962,593
T. Rowe Price Group, Inc. ................................................. 24,294 2,721,414
The Carlyle Group, Inc. .................................................. 79,785 2,549,131
The PNC Financial Services Group, Inc. ...................................... 25,262 3,181,749

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Truist Financial Corp. .................................................... 82,352 $ 2,499,383
U.S. Bancorp .......................................................... 90,836 3,001,221
Unum Group .......................................................... 80,936 3,860,647
Webster Financial Corp. .................................................. 69,678 2,630,344
71,364,780
Health Care (2.5%):
AbbVie, Inc. .......................................................... 35,344 4,761,897
Amgen, Inc. ........................................................... 24,327 5,401,081
Bristol-Myers Squibb Co. ................................................. 81,556 5,215,506
Gilead Sciences, Inc. .................................................... 54,234 4,179,814
Johnson & Johnson ..................................................... 47,760 7,905,235
Medtronic PLC ........................................................ 57,475 5,063,548
Pfizer, Inc. ............................................................ 117,425 4,307,149
Viatris, Inc. ........................................................... 304,699 3,040,896
39,875,126
Industrials (1.2%):
3M Co. .............................................................. 37,002 3,703,530
Paychex, Inc. .......................................................... 40,425 4,522,345
Stanley Black & Decker, Inc. .............................................. 30,497 2,857,874
United Parcel Service, Inc. , Class B .......................................... 24,220 4,341,435
Watsco, Inc. ........................................................... 10,766 4,106,906
19,532,090
Information Technology (2.2%):
Cisco Systems, Inc. ..................................................... 101,005 5,225,999
Corning, Inc. .......................................................... 121,903 4,271,481
Dell Technologies, Inc. , Class C ............................................ 76,484 4,138,549
Hewlett Packard Enterprise Co. ............................................. 253,483 4,258,514
HP, Inc. .............................................................. 112,205 3,445,815
International Business Machines Corp. ........................................ 41,776 5,590,047
NetApp, Inc. .......................................................... 61,293 4,682,785
Seagate Technology Holdings PLC .......................................... 42,418 2,624,402
34,237,592
Materials (1.1%):
Dow, Inc. ............................................................ 67,508 3,595,476
Eastman Chemical Co. ................................................... 37,365 3,128,198
International Paper Co. ................................................... 97,787 3,110,604
LyondellBasell Industries NV , Class A ........................................ 37,229 3,418,739
Packaging Corp. of America ............................................... 28,448 3,759,688
17,012,705
Utilities (6.0%):
Alliant Energy Corp. .................................................... 94,065 4,936,531
American Electric Power Co., Inc. ........................................... 54,175 4,561,535
CMS Energy Corp. ...................................................... 83,187 4,887,236
Consolidated Edison, Inc. ................................................. 59,364 5,366,506
Dominion Energy, Inc. ................................................... 82,252 4,259,831
DTE Energy Co. ....................................................... 46,010 5,062,020
Duke Energy Corp. ...................................................... 55,971 5,022,838
Edison International ..................................................... 61,846 4,295,205
Entergy Corp. ......................................................... 44,135 4,297,425
Evergy, Inc. ........................................................... 80,269 4,689,315
Eversource Energy ...................................................... 61,706 4,376,189
Exelon Corp. .......................................................... 110,159 4,487,878
FirstEnergy Corp. ....................................................... 124,018 4,821,820
NiSource, Inc. ......................................................... 164,929 4,510,808
PPL Corp. ............................................................ 184,276 4,875,943
Public Service Enterprise Group, Inc. ......................................... 76,165 4,768,691
Sempra Energy ........................................................ 32,198 4,687,707
The Southern Co. ....................................................... 80,479 5,653,650
WEC Energy Group, Inc. ................................................. 55,834 4,926,792

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 75,644 $ 4,702,787
95,190,707
Total Common Stocks (Cost $381,837,824) 399,570,203
Investment Companies (74.3%)
Federated Hermes Treasury Obligations Fund , 4 .95% (b) (c) ......................... 1,178,505,592 1,178,505,592
Total Investment Companies (Cost $1,178,505,592) 1,178,505,592
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (b) ........ 68,437 68,437
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (b) ............ 68,437 68,437
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (b) ............... 68,437 68,437
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (b) . 68,437 68,437
Total Collateral for Securities Loaned (Cost $273,748) 273,748
Total Investments (Cost $1,560,617,164) — 99.6% 1,578,349,543
Other assets in excess of liabilities — 0.4% 6,854,913
NET ASSETS - 100.00% $ 1,585,204,456
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2023.
(c) Represents an investment greater than 25% of the Fund's net assets.  The financial statements and portfolio holdings for these securities can be found at
www.sec.gov
(d) Amount represents less than 0.05% of net assets.
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 33 9/15/23 $ 7,176,090 $ 7,405,613 $ 229,523
Total unrealized appreciation $ 229,523
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 229,523

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF
124
See notes to financial statements.
Security Description Shares Value
Common Stocks (24.7%)
Communication Services (0.7%):
Altice USA, Inc. , Class A (a) ............................................... 4,476 $ 13,518
Cargurus, Inc. (a) ....................................................... 1,529 34,601
Cars.com, Inc. (a) ....................................................... 1,740 34,487
Cogent Communications Holdings, Inc. ....................................... 804 54,101
EchoStar Corp. , Class A (a) ................................................ 2,012 34,888
Gogo, Inc. (a) .......................................................... 1,987 33,799
John Wiley & Sons, Inc. , Class A ............................................ 962 32,737
Madison Square Garden Sports Corp. ........................................ 296 55,663
Scholastic Corp. ........................................................ 827 32,162
Shutterstock, Inc. ....................................................... 420 20,441
TripAdvisor, Inc. (a) ..................................................... 1,269 20,926
United States Cellular Corp. (a) ............................................. 1,197 21,103
Warner Music Group Corp. , Class A ......................................... 1,109 28,934
World Wrestling Entertainment, Inc. , Class A ................................... 550 59,658
Yelp, Inc. (a) ........................................................... 1,121 40,816
Ziff Davis, Inc. (a) ....................................................... 555 38,883
ZipRecruiter, Inc. (a) ..................................................... 1,428 25,361
582,078
Consumer Discretionary (3.8%):
Abercrombie & Fitch Co. (a) ............................................... 878 33,083
Academy Sports & Outdoors, Inc. ........................................... 522 28,214
Acushnet Holdings Corp. ................................................. 976 53,368
American Eagle Outfitters, Inc. ............................................. 1,989 23,470
Arhaus, Inc. (a) ......................................................... 1,667 17,387
Asbury Automotive Group, Inc. (a) ........................................... 140 33,659
Bloomin' Brands, Inc. .................................................... 1,385 37,243
Boot Barn Holdings, Inc. (a) ............................................... 337 28,541
Brinker International, Inc. (a) ............................................... 736 26,938
Camping World Holdings, Inc. , Class A (b) ..................................... 1,268 38,167
Carter's, Inc. .......................................................... 536 38,914
Cavco Industries, Inc. (a) .................................................. 121 35,695
Century Communities, Inc. ................................................ 506 38,770
Chegg, Inc. (a) ......................................................... 1,427 12,672
Cracker Barrel Old Country Store, Inc. ........................................ 366 34,104
Crocs, Inc. (a) .......................................................... 187 21,026
Dave & Buster's Entertainment, Inc. (a) ....................................... 795 35,425
Dillard's, Inc. , Class A ................................................... 75 24,471
Dine Brands Global, Inc. ................................................. 501 29,073
Dorman Products, Inc. ................................................... 465 36,656
Everi Holdings, Inc. (a) ................................................... 2,007 29,021
Foot Locker, Inc. ....................................................... 676 18,326
Fox Factory Holding Corp. (a) .............................................. 250 27,127
Frontdoor, Inc. (a) ....................................................... 1,261 40,226
Gentherm, Inc. (a) ....................................................... 522 29,498
Graham Holdings Co. , Class B ............................................. 96 54,862
Grand Canyon Education, Inc. (a) ............................................ 414 42,729
Green Brick Partners, Inc. (a) ............................................... 906 51,461
Group 1 Automotive, Inc. ................................................. 154 39,747
Helen of Troy Ltd. (a) .................................................... 270 29,165
Hyatt Hotels Corp. , Class A ................................................ 377 43,197
Installed Building Products, Inc. ............................................ 258 36,161
Jack in the Box, Inc. ..................................................... 416 40,572
KB Home ............................................................ 1,035 53,520
Kontoor Brands, Inc. .................................................... 576 24,250
Laureate Education, Inc. .................................................. 3,015 36,451
La-Z-Boy, Inc. ......................................................... 1,112 31,848
LCI Industries ......................................................... 298 37,655
Leslie's, Inc. (a) ........................................................ 2,365 22,207
Levi Strauss & Co. , Class A ............................................... 1,979 28,557
LGI Homes, Inc. (a) ..................................................... 282 38,039
M/I Homes, Inc. (a) ...................................................... 573 49,960

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Malibu Boats, Inc. , Class A (a) .............................................. 667 $ 39,126
MDC Holdings, Inc. ..................................................... 1,014 47,425
Meritage Homes Corp. ................................................... 323 45,953
Mister Car Wash, Inc. (a) .................................................. 3,101 29,925
Modine Manufacturing Co. (a) .............................................. 1,284 42,398
Monarch Casino & Resort, Inc. ............................................. 536 37,761
Monro, Inc. ........................................................... 839 34,089
National Vision Holdings, Inc. (a) ............................................ 948 23,027
Nordstrom, Inc. ........................................................ 1,168 23,909
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 509 29,486
Oxford Industries, Inc. ................................................... 299 29,428
Papa John's International, Inc. .............................................. 468 34,552
Patrick Industries, Inc. ................................................... 488 39,040
Playa Hotels & Resorts NV (a) .............................................. 4,155 33,822
PVH Corp. ........................................................... 366 31,099
Ralph Lauren Corp. ..................................................... 316 38,963
Red Rock Resorts, Inc. , Class A ............................................. 891 41,681
Revolve Group, Inc. (a) ................................................... 815 13,366
Sally Beauty Holdings, Inc. (a) .............................................. 1,965 24,268
SeaWorld Entertainment, Inc. (a) ............................................ 495 27,725
Signet Jewelers Ltd. ..................................................... 342 22,319
Six Flags Entertainment Corp. (a) ............................................ 883 22,940
Skyline Champion Corp. (a) ................................................ 425 27,816
Sonic Automotive, Inc. , Class A ............................................ 533 25,408
Sonos, Inc. (a) ......................................................... 1,504 24,560
Steven Madden Ltd. ..................................................... 1,004 32,821
Strategic Education, Inc. .................................................. 575 39,008
Stride, Inc. (a) .......................................................... 618 23,008
Target Hospitality Corp. (a) (b) .............................................. 1,390 18,654
Taylor Morrison Home Corp. (a) ............................................ 966 47,112
The Buckle, Inc. ........................................................ 1,048 36,261
The Cheesecake Factory, Inc. .............................................. 852 29,462
The Gap, Inc. .......................................................... 2,269 20,262
The Goodyear Tire & Rubber Co. (a) ......................................... 2,596 35,513
The ODP Corp. (a) ...................................................... 875 40,967
Topgolf Callaway Brands Corp. (a) ........................................... 1,719 34,122
Travel + Leisure Co. ..................................................... 881 35,540
Tri Pointe Homes, Inc. (a) ................................................. 1,514 49,750
Under Armour, Inc. , Class A (a) ............................................. 2,808 20,274
Upbound Group, Inc. .................................................... 900 28,017
Urban Outfitters, Inc. (a) .................................................. 1,192 39,491
Victoria's Secret & Co. (a) ................................................. 633 11,033
Vista Outdoor, Inc. (a) .................................................... 1,335 36,939
Visteon Corp. (a) ........................................................ 223 32,025
Wingstop, Inc. ......................................................... 142 28,423
Winnebago Industries, Inc. ................................................ 505 33,678
XPEL, Inc. (a) ......................................................... 449 37,815
YETI Holdings, Inc. (a) ................................................... 585 22,721
2,954,437
Consumer Staples (1.7%):
BellRing Brands, Inc. (a) .................................................. 1,252 45,823
Cal-Maine Foods, Inc. ................................................... 696 31,320
Central Garden & Pet Co. (a) ............................................... 1,373 50,060
Coca-Cola Consolidated, Inc. .............................................. 69 43,885
e.l.f. Beauty, Inc. (a) ..................................................... 455 51,975
Edgewell Personal Care Co. ............................................... 1,326 54,777
Fresh Del Monte Produce, Inc. ............................................. 1,531 39,362
Grocery Outlet Holding Corp. (a) ............................................ 1,592 48,731
Herbalife Ltd. (a) ....................................................... 1,133 15,001
Hostess Brands, Inc. (a) ................................................... 2,303 58,312
Ingles Markets, Inc. , Class A ............................................... 603 49,838
Inter Parfums, Inc. ...................................................... 375 50,711
J & J Snack Foods Corp. .................................................. 398 63,027

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Lancaster Colony Corp. .................................................. 262 $ 52,686
Medifast, Inc. ......................................................... 289 26,634
MGP Ingredients, Inc. .................................................... 404 42,937
Nu Skin Enterprises, Inc. , Class A ........................................... 962 31,938
PriceSmart, Inc. ........................................................ 728 53,916
Spectrum Brands Holdings, Inc. ............................................ 428 33,405
Sprouts Farmers Market, Inc. (a) ............................................ 1,326 48,704
The Andersons, Inc. ..................................................... 786 36,274
The Boston Beer Co., Inc. , Class A (a) ........................................ 94 28,993
The Chefs' Warehouse, Inc. (a) .............................................. 1,127 40,302
The Duckhorn Portfolio, Inc. (a) ............................................. 2,567 33,294
The Hain Celestial Group, Inc. (a) ........................................... 1,901 23,782
The Simply Good Foods Co. (a) ............................................. 1,141 41,749
Tootsie Roll Industries, Inc. (b) ............................................. 1,479 52,371
United Natural Foods, Inc. (a) .............................................. 1,014 19,824
Universal Corp. ........................................................ 1,107 55,284
Vector Group Ltd. ...................................................... 3,683 47,179
WD-40 Co. ........................................................... 225 42,446
Weis Markets, Inc. ...................................................... 620 39,810
1,354,350
Energy (1.1%):
Arch Resources, Inc. .................................................... 174 19,620
Archrock, Inc. ......................................................... 3,402 34,870
Cactus, Inc. , Class A ..................................................... 618 26,154
California Resources Corp. ................................................ 794 35,960
Callon Petroleum Co. (a) .................................................. 612 21,463
ChampionX Corp. ...................................................... 964 29,922
Comstock Resources, Inc. ................................................. 1,798 20,857
CONSOL Energy, Inc. ................................................... 435 29,497
Crescent Energy Co. , Class A .............................................. 2,325 24,226
CVR Energy, Inc. ....................................................... 829 24,837
Delek U.S. Holdings, Inc. ................................................. 1,078 25,818
Denbury, Inc. (a) ........................................................ 382 32,951
Earthstone Energy, Inc. , Class A (a) .......................................... 1,642 23,464
Excelerate Energy, Inc. , Class A ............................................ 1,269 25,799
Gulfport Energy Corp. (a) ................................................. 432 45,390
International Seaways, Inc. ................................................ 615 23,518
Kinetik Holdings, Inc. ................................................... 1,215 42,695
Kosmos Energy Ltd. (a) ................................................... 2,919 17,485
Liberty Energy, Inc. ..................................................... 1,786 23,879
NexTier Oilfield Solutions, Inc. (a) ........................................... 2,538 22,690
Northern Oil and Gas, Inc. ................................................ 783 26,873
Oceaneering International, Inc. (a) ........................................... 1,103 20,626
Par Pacific Holdings, Inc. (a) ............................................... 1,080 28,739
Patterson-UTI Energy, Inc. ................................................ 1,665 19,930
PBF Energy, Inc. , Class A ................................................. 538 22,026
Peabody Energy Corp. ................................................... 809 17,523
Permian Resources Corp. ................................................. 2,170 23,783
RPC, Inc. ............................................................ 2,604 18,619
Sitio Royalties Corp. , Class A (b) ............................................ 1,406 36,936
Talos Energy, Inc. (a) ..................................................... 1,255 17,407
Valaris Ltd. (a) ......................................................... 425 26,745
Weatherford International PLC (a) ........................................... 405 26,900
World Fuel Services Corp. ................................................ 1,145 23,679
860,881
Financials (5.3%):
American Equity Investment Life Holding Co. .................................. 744 38,770
Ameris Bancorp ........................................................ 1,128 38,589
Artisan Partners Asset Management, Inc. , Class A ................................ 1,307 51,378
Associated Banc-Corp. ................................................... 2,333 37,865
Assured Guaranty Ltd. ................................................... 765 42,687
Atlantic Union Bankshares Corp. ............................................ 1,599 41,494

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Axis Capital Holdings Ltd. ................................................ 930 $ 50,062
Axos Financial, Inc. (a) ................................................... 773 30,487
BancFirst Corp. ........................................................ 496 45,632
Bank of Hawaii Corp. .................................................... 787 32,448
BankUnited, Inc. ....................................................... 1,335 28,769
Banner Corp. .......................................................... 981 42,840
BGC Partners, Inc. , Class A ............................................... 6,931 30,704
Bread Financial Holdings, Inc. ............................................. 645 20,247
Cathay General Bancorp .................................................. 1,324 42,620
City Holding Co. ....................................................... 795 71,542
CNO Financial Group, Inc. ................................................ 1,844 43,647
Cohen & Steers, Inc. .................................................... 674 39,085
Columbia Banking System, Inc. ............................................ 1,792 36,342
Community Bank System, Inc. ............................................. 982 46,036
CVB Financial Corp. .................................................... 2,925 38,844
Donnelley Financial Solutions, Inc. (a) ........................................ 704 32,053
Eastern Bankshares, Inc. .................................................. 3,820 46,871
Enova International, Inc. (a) ................................................ 734 38,990
Enterprise Financial Services Corp. .......................................... 1,077 42,111
Evercore, Inc. ......................................................... 329 40,661
EVERTEC, Inc. ........................................................ 1,407 51,820
FB Financial Corp. ...................................................... 1,342 37,643
Federal Agricultural Mortgage Corp. , Class C ................................... 381 54,765
Federated Hermes, Inc. ................................................... 1,425 51,086
First Bancorp .......................................................... 3,285 40,143
First Bancorp/Southern Pines NC ........................................... 1,320 39,270
First Commonwealth Financial Corp. ......................................... 3,656 46,248
First Financial Bancorp ................................................... 2,495 50,998
First Hawaiian, Inc. ..................................................... 2,037 36,686
First Merchants Corp. .................................................... 1,500 42,345
FirstCash Holdings, Inc. .................................................. 522 48,718
FNB Corp. ............................................................ 4,220 48,277
Fulton Financial Corp. ................................................... 3,282 39,121
Genworth Financial, Inc. (a) ................................................ 7,544 37,720
Goosehead Insurance, Inc. , Class A (a) ........................................ 417 26,225
Hamilton Lane, Inc. , Class A ............................................... 536 42,869
Hancock Whitney Corp. .................................................. 1,049 40,261
Heartland Financial USA, Inc. .............................................. 1,244 34,670
Hilltop Holdings, Inc. .................................................... 1,435 45,145
Hope Bancorp, Inc. ..................................................... 4,283 36,063
Houlihan Lokey, Inc. .................................................... 533 52,399
Independent Bank Corp. .................................................. 882 39,258
Independent Bank Group, Inc. .............................................. 942 32,527
International Bancshares Corp. ............................................. 1,253 55,383
Jackson Financial, Inc. , Class A ............................................. 671 20,539
Lakeland Financial Corp. ................................................. 867 42,067
Lazard Ltd. , Class A ..................................................... 1,070 34,240
Live Oak Bancshares, Inc. ................................................ 879 23,126
MGIC Investment Corp. .................................................. 3,826 60,413
Moelis & Co. , Class A ................................................... 841 38,131
Mr. Cooper Group, Inc. (a) ................................................. 884 44,766
National Bank Holdings Corp. , Class A ....................................... 1,280 37,171
Navient Corp. ......................................................... 2,119 39,371
NBT Bancorp, Inc. ...................................................... 1,422 45,291
Nelnet, Inc. , Class A ..................................................... 738 71,202
NMI Holdings, Inc. , Class A (a) ............................................. 1,929 49,807
Northwest Bancshares, Inc. ................................................ 4,842 51,325
OFG Bancorp ......................................................... 1,988 51,847
Pacific Premier Bancorp, Inc. .............................................. 1,592 32,923
PacWest Bancorp (b) ..................................................... 1,309 10,668
Palomar Holdings, Inc. (a) ................................................. 456 26,466
Park National Corp. ..................................................... 464 47,476
PennyMac Financial Services, Inc. .......................................... 560 39,374
Piper Sandler Cos. ...................................................... 284 36,710

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
PJT Partners, Inc. , Class A ................................................ 673 $ 46,868
PRA Group, Inc. (a) ..................................................... 1,537 35,120
Provident Financial Services, Inc. ........................................... 2,387 39,004
Radian Group, Inc. ...................................................... 2,516 63,604
Renasant Corp. ........................................................ 1,601 41,834
Repay Holdings Corp. (a) ................................................. 2,125 16,639
Rocket Cos., Inc. , Class A (a) (b) ............................................. 3,325 29,792
S&T Bancorp, Inc. ...................................................... 1,734 47,147
Sandy Spring Bancorp, Inc. ................................................ 1,607 36,447
Seacoast Banking Corp. of Florida ........................................... 1,763 38,962
Shift4 Payments, Inc. , Class A (a) ............................................ 372 25,263
Simmons First National Corp. , Class A ....................................... 2,307 39,796
SLM Corp. ........................................................... 2,387 38,956
Stellar Bancorp, Inc. ..................................................... 1,674 38,318
Stock Yards Bancorp, Inc. ................................................. 974 44,190
StoneX Group, Inc. (a) ................................................... 464 38,549
Texas Capital Bancshares, Inc. (a) ........................................... 710 36,565
The Bancorp, Inc. (a) ..................................................... 1,035 33,793
Towne Bank .......................................................... 2,151 49,989
TriCo Bancshares ....................................................... 1,309 43,459
Trustmark Corp. ........................................................ 1,919 40,529
UMB Financial Corp. .................................................... 601 36,601
United Community Banks, Inc. ............................................. 1,605 40,109
UWM Holdings Corp. (b) ................................................. 6,421 35,958
Veritex Holdings, Inc. .................................................... 1,729 31,001
Victory Capital Holdings, Inc. , Class A (c) ..................................... 1,178 37,154
Virtu Financial, Inc. , Class A ............................................... 2,700 46,143
Virtus Investment Partners, Inc. ............................................. 165 32,583
Walker & Dunlop, Inc. ................................................... 443 35,037
Washington Federal, Inc. ................................................. 1,605 42,565
WesBanco, Inc. ........................................................ 1,965 50,324
Westamerica Bancorp .................................................... 1,260 48,258
WSFS Financial Corp. ................................................... 1,055 39,795
4,183,679
Health Care (1.7%):
AdaptHealth Corp. (a) .................................................... 1,752 21,322
Addus HomeCare Corp. (a) ................................................ 452 41,900
Agiliti, Inc. (a) ......................................................... 1,457 24,041
Amedisys, Inc. (a) ....................................................... 352 32,187
Amphastar Pharmaceuticals, Inc. (a) .......................................... 1,352 77,700
Apollo Medical Holdings, Inc. (a) ........................................... 754 23,826
Avanos Medical, Inc. (a) .................................................. 1,768 45,190
Catalyst Pharmaceuticals, Inc. (a) ............................................ 1,437 19,313
Certara, Inc. (a) ......................................................... 1,443 26,277
Corcept Therapeutics, Inc. (a) .............................................. 1,833 40,784
CorVel Corp. (a) ........................................................ 282 54,567
Cytek Biosciences, Inc. (a) ................................................. 2,830 24,168
Dynavax Technologies Corp. (a) ............................................. 2,738 35,375
Embecta Corp. ......................................................... 874 18,878
Figs, Inc. , Class A (a) .................................................... 2,250 18,608
Haemonetics Corp. (a) .................................................... 613 52,191
Harmony Biosciences Holdings, Inc. (a) ....................................... 711 25,020
Integer Holdings Corp. (a) ................................................. 489 43,330
Ironwood Pharmaceuticals, Inc. (a) ........................................... 4,291 45,656
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 1,830 22,747
Merit Medical Systems, Inc. (a) ............................................. 712 59,552
Neogen Corp. (a) ....................................................... 1,913 41,608
Pacira BioSciences, Inc. (a) ................................................ 999 40,030
Patterson Cos., Inc. ..................................................... 1,850 61,531
Pediatrix Medical Group, Inc. (a) ............................................ 2,086 29,642
Prestige Consumer Healthcare, Inc. (a) ........................................ 999 59,371
Progyny, Inc. (a) ........................................................ 544 21,401
RadNet, Inc. (a) ........................................................ 1,305 42,569

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Select Medical Holdings Corp. ............................................. 1,291 $ 41,131
STAAR Surgical Co. (a) .................................................. 446 23,446
Supernus Pharmaceuticals, Inc. (a) ........................................... 1,330 39,980
The Ensign Group, Inc. ................................................... 606 57,849
U.S. Physical Therapy, Inc. ................................................ 347 42,122
Veradigm, Inc. (a) ....................................................... 2,387 30,076
Vir Biotechnology, Inc. (a) ................................................. 1,206 29,583
1,312,971
Industrials (5.7%):
AAON, Inc. ........................................................... 429 40,673
AAR Corp. (a) ......................................................... 848 48,980
ABM Industries, Inc. .................................................... 989 42,181
Air Transport Services Group, Inc. (a) ......................................... 1,840 34,721
Alamo Group, Inc. ...................................................... 270 49,656
Albany International Corp. ................................................ 529 49,345
Allegiant Travel Co. (a) ................................................... 272 34,348
Allison Transmission Holdings, Inc. ......................................... 1,065 60,130
Ameresco, Inc. , Class A (a) ................................................ 510 24,801
API Group Corp. (a) ..................................................... 1,701 46,369
Applied Industrial Technologies, Inc. ......................................... 295 42,725
ArcBest Corp. ......................................................... 326 32,209
Arcosa, Inc. ........................................................... 635 48,114
Armstrong World Industries, Inc. ............................................ 686 50,394
Atkore, Inc. (a) ......................................................... 208 32,436
Barnes Group, Inc. ...................................................... 1,138 48,012
Beacon Roofing Supply, Inc. (a) ............................................. 646 53,605
Boise Cascade Co. ...................................................... 531 47,976
Brady Corp. , Class A .................................................... 1,136 54,040
Casella Waste Systems, Inc. (a) ............................................. 707 63,948
CBIZ, Inc. (a) .......................................................... 1,172 62,444
Comfort Systems USA, Inc. ............................................... 280 45,976
Construction Partners, Inc. , Class A (a) ........................................ 1,091 34,246
Core & Main, Inc. , Class A (a) .............................................. 1,844 57,791
CSG Systems International, Inc. ............................................ 910 47,993
CSW Industrials, Inc. .................................................... 325 54,012
Dycom Industries, Inc. (a) ................................................. 411 46,710
Encore Wire Corp. ...................................................... 157 29,191
Energy Recovery, Inc. (a) ................................................. 1,400 39,130
Enerpac Tool Group Corp. ................................................ 1,729 46,683
EnerSys .............................................................. 438 47,532
EnPro Industries, Inc. .................................................... 401 53,546
Esab Corp. ............................................................ 674 44,848
ESCO Technologies, Inc. ................................................. 511 52,955
Federal Signal Corp. ..................................................... 1,017 65,119
First Advantage Corp. (a) .................................................. 2,057 31,698
Flowserve Corp. ........................................................ 1,222 45,397
Fluor Corp. (a) ......................................................... 986 29,186
Forward Air Corp. ...................................................... 421 44,672
Franklin Electric Co., Inc. ................................................. 538 55,360
GATX Corp. .......................................................... 493 63,469
Gibraltar Industries, Inc. (a) ................................................ 735 46,246
GMS, Inc. (a) .......................................................... 588 40,690
GrafTech International Ltd. ................................................ 4,219 21,264
Granite Construction, Inc. ................................................. 1,065 42,366
H&E Equipment Services, Inc. ............................................. 608 27,816
Hayward Holdings, Inc. (a) ................................................ 2,358 30,300
Heartland Express, Inc. ................................................... 3,140 51,527
Helios Technologies, Inc. ................................................. 541 35,755
Herc Holdings, Inc. ..................................................... 225 30,791
Hillenbrand, Inc. ....................................................... 858 43,998
HNI Corp. ............................................................ 1,603 45,173
Hub Group, Inc. , Class A (a) ............................................... 515 41,365
Huron Consulting Group, Inc. (a) ............................................ 766 65,041

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
ICF International, Inc. ................................................... 528 $ 65,678
Insperity, Inc. .......................................................... 390 46,394
Janus International Group, Inc. (a) ........................................... 3,288 35,050
John Bean Technologies Corp. .............................................. 335 40,636
Kadant, Inc. ........................................................... 199 44,198
Kennametal, Inc. ....................................................... 1,321 37,503
Kforce, Inc. ........................................................... 696 43,611
Kirby Corp. (a) ......................................................... 562 43,246
Korn Ferry ........................................................... 821 40,672
Lindsay Corp. ......................................................... 296 35,325
ManpowerGroup, Inc. ................................................... 570 45,258
Marten Transport Ltd. .................................................... 1,815 39,023
Matson, Inc. .......................................................... 525 40,808
Maximus, Inc. ......................................................... 567 47,917
McGrath RentCorp ...................................................... 555 51,326
MillerKnoll, Inc. ....................................................... 1,223 18,076
Moog, Inc. , Class A ..................................................... 552 59,853
MSC Industrial Direct Co., Inc. ............................................. 754 71,841
Mueller Industries, Inc. ................................................... 551 48,091
Mueller Water Products, Inc. , Class A ........................................ 3,622 58,785
MYR Group, Inc. (a) ..................................................... 330 45,652
NOW, Inc. (a) .......................................................... 2,610 27,040
NV5 Global, Inc. (a) ..................................................... 371 41,096
PGT Innovations, Inc. (a) .................................................. 1,682 49,030
Primoris Services Corp. .................................................. 1,485 45,248
Resideo Technologies, Inc. (a) .............................................. 1,521 26,861
Rush Enterprises, Inc. , Class A ............................................. 884 53,694
Ryder System, Inc. ...................................................... 428 36,290
Schneider National, Inc. , Class B ............................................ 1,771 50,863
Shoals Technologies Group, Inc. , Class A (a) .................................... 755 19,298
SPX Technologies, Inc. (a) ................................................. 648 55,061
Standex International Corp. ................................................ 458 64,793
Stericycle, Inc. (a) ....................................................... 949 44,072
SunPower Corp. (a) (b) .................................................... 1,435 14,063
TaskUS, Inc. , Class A (a) .................................................. 992 11,229
Tennant Co. ........................................................... 746 60,508
Terex Corp. ........................................................... 613 36,676
The AZEK Co., Inc. (a) ................................................... 1,119 33,895
The Brink's Co. ........................................................ 678 45,989
Trinity Industries, Inc. ................................................... 1,390 35,737
Triton International Ltd. .................................................. 744 61,945
TTEC Holdings, Inc. .................................................... 808 27,343
UniFirst Corp. ......................................................... 296 45,883
Veritiv Corp. .......................................................... 200 25,122
Verra Mobility Corp. (a) .................................................. 2,510 49,497
Vicor Corp. (a) ......................................................... 472 25,488
Wabash National Corp. ................................................... 1,217 31,204
Watts Water Technologies, Inc. , Class A ....................................... 269 49,423
Werner Enterprises, Inc. .................................................. 1,138 50,277
4,501,521
Information Technology (2.2%):
ACI Worldwide, Inc. (a) .................................................. 1,395 32,322
Advanced Energy Industries, Inc. ........................................... 419 46,698
Agilysys, Inc. (a) ....................................................... 421 28,897
Alarm.com Holdings, Inc. (a) ............................................... 715 36,951
Avid Technology, Inc. (a) .................................................. 1,080 27,540
Axcelis Technologies, Inc. (a) .............................................. 199 36,483
Badger Meter, Inc. ...................................................... 404 59,614
Belden, Inc. ........................................................... 510 48,781
Box, Inc. , Class A (a) .................................................... 1,266 37,195
Calix, Inc. (a) .......................................................... 524 26,153
Cohu, Inc. (a) .......................................................... 855 35,534
CommVault Systems, Inc. (a) ............................................... 705 51,197

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
CTS Corp. ............................................................ 909 $ 38,751
Diodes, Inc. (a) ......................................................... 376 34,776
DoubleVerify Holdings, Inc. (a) ............................................. 1,218 47,405
ePlus, Inc. (a) .......................................................... 709 39,917
Extreme Networks, Inc. (a) ................................................ 1,608 41,888
FormFactor, Inc. (a) ..................................................... 865 29,600
Harmonic, Inc. (a) ....................................................... 2,595 41,961
Insight Enterprises, Inc. (a) ................................................ 431 63,073
InterDigital, Inc. ....................................................... 490 47,309
MACOM Technology Solutions Holdings, Inc. (a) ................................ 524 34,338
MaxLinear, Inc. (a) ...................................................... 801 25,280
Methode Electronics, Inc. ................................................. 984 32,984
NCR Corp. (a) ......................................................... 1,209 30,467
NetScout Systems, Inc. (a) ................................................. 1,554 48,096
Onto Innovation, Inc. (a) .................................................. 363 42,279
OSI Systems, Inc. (a) ..................................................... 591 69,638
Perficient, Inc. (a) ....................................................... 494 41,165
Plexus Corp. (a) ........................................................ 468 45,976
Progress Software Corp. .................................................. 965 56,066
Sanmina Corp. (a) ....................................................... 674 40,622
Semtech Corp. (a) ....................................................... 924 23,525
SiTime Corp. (a) ........................................................ 150 17,696
SPS Commerce, Inc. (a) ................................................... 257 49,359
Super Micro Computer, Inc. (a) ............................................. 255 63,559
Teradata Corp. (a) ....................................................... 976 52,128
TTM Technologies, Inc. (a) ................................................ 2,107 29,287
Ultra Clean Holdings, Inc. (a) .............................................. 864 33,229
Viavi Solutions, Inc. (a) ................................................... 3,411 38,647
Vishay Intertechnology, Inc. ............................................... 2,098 61,681
Vontier Corp. .......................................................... 1,487 47,896
1,735,963
Materials (1.2%):
Alpha Metallurgical Resources, Inc. .......................................... 154 25,311
ATI, Inc. (a) ........................................................... 847 37,463
Avient Corp. .......................................................... 687 28,098
Balchem Corp. ......................................................... 383 51,632
Cabot Corp. ........................................................... 471 31,505
Ecovyst, Inc. (a) ........................................................ 3,648 41,806
Greif, Inc. , Class A ...................................................... 699 48,154
H.B. Fuller Co. ........................................................ 682 48,770
Ingevity Corp. (a) ....................................................... 497 28,906
Innospec, Inc. ......................................................... 502 50,421
Materion Corp. ........................................................ 261 29,806
Mativ Holdings, Inc. ..................................................... 1,220 18,446
Minerals Technologies, Inc. ................................................ 708 40,845
NewMarket Corp. ...................................................... 191 76,805
O-I Glass, Inc. (a) ....................................................... 1,479 31,547
Orion SA ............................................................. 1,372 29,114
Perimeter Solutions SA (a) ................................................. 3,376 20,762
Ryerson Holding Corp. ................................................... 677 29,368
Sensient Technologies Corp. ............................................... 682 48,511
Stepan Co. ............................................................ 524 50,073
Summit Materials, Inc. , Class A (a) .......................................... 1,317 49,849
Sylvamo Corp. ......................................................... 690 27,911
Warrior Met Coal, Inc. ................................................... 840 32,718
Worthington Industries, Inc. ............................................... 563 39,112
916,933
Real Estate (0.3%):
eXp World Holdings, Inc. (b) ............................................... 1,808 36,666
Kennedy-Wilson Holdings, Inc. ............................................. 2,792 45,594
Marcus & Millichap, Inc. ................................................. 1,385 43,641
Newmark Group, Inc. , Class A ............................................. 3,933 24,463

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
The Howard Hughes Corp. (a) .............................................. 467 $ 36,856
The St. Joe Co. ........................................................ 1,009 48,775
235,995
Utilities (1.0%):
ALLETE, Inc. ......................................................... 957 55,477
American States Water Co. ................................................ 582 50,634
Avista Corp. .......................................................... 1,333 52,347
California Water Service Group ............................................. 913 47,138
Chesapeake Utilities Corp. ................................................ 418 49,742
Clearway Energy, Inc. , Class C ............................................. 1,633 46,638
MGE Energy, Inc. ...................................................... 897 70,962
Middlesex Water Co. .................................................... 633 51,058
Montauk Renewables, Inc. (a) .............................................. 2,527 18,801
New Jersey Resources Corp. ............................................... 1,110 52,392
Northwest Natural Holding Co. ............................................. 1,218 52,435
NorthWestern Corp. ..................................................... 1,125 63,855
Otter Tail Corp. ........................................................ 579 45,718
SJW Group ........................................................... 724 50,760
Spire, Inc. ............................................................ 819 51,957
759,914
Total Common Stocks (Cost $16,059,747) 19,398,722
Investment Companies (74.8%)
Federated Hermes Treasury Obligations Fund , 4 .95% (d) (e) ......................... 58,397,857 58,397,857
Total Investment Companies (Cost $58,397,857) 58,397,857
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (d) ........ 29,792 29,792
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (d) ............ 29,792 29,792
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (d) ............... 29,792 29,792
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (d) . 29,792 29,792
Total Collateral for Securities Loaned (Cost $119,168) 119,168
Total Investments (Cost $74,576,772) — 99.7% 77,915,747
Other assets in excess of liabilities — 0.3% 204,161
NET ASSETS - 100.00% $ 78,119,908
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2023.
(e) Represents an investment greater than 25% of the Fund's net assets.  The financial statements and portfolio holdings for these securities can be found at
www.sec.gov
PLC—Public Limited Company

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 9/15/23 $ 188,678 $ 190,370 $ 1,692
Total unrealized appreciation $ 1,692
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,692

Schedule of Portfolio Investments
June 30, 2023
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134
See notes to financial statements.
Security Description Shares Value
Common Stocks (25.0%)
Australia (1.4%):
Communication Services (0.1%):
REA Group Ltd. ........................................................ 193 $ 18,385
Telstra Corp. Ltd. ....................................................... 14,854 42,539
60,924
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd. ................................................... 971 25,001
Wesfarmers Ltd. ........................................................ 840 27,603
52,604
Consumer Staples (0.2%):
Coles Group Ltd. ....................................................... 3,029 37,159
Woolworths Group Ltd. .................................................. 1,378 36,462
73,621
Energy (0.1%):
Santos Ltd. ........................................................... 4,219 21,130
Woodside Energy Group Ltd. .............................................. 727 16,675
37,805
Financials (0.4%):
ANZ Group Holdings Ltd. ................................................ 1,701 26,860
Commonwealth Bank of Australia ........................................... 452 30,185
Macquarie Group Ltd. ................................................... 184 21,766
National Australia Bank Ltd. ............................................... 1,524 26,765
QBE Insurance Group Ltd. ................................................ 2,352 24,546
Suncorp Group Ltd. ..................................................... 2,812 25,264
Westpac Banking Corp. .................................................. 2,014 28,624
184,010
Health Care (0.2%):
Cochlear Ltd. .......................................................... 148 22,579
CSL Ltd. ............................................................. 175 32,329
Ramsay Health Care Ltd. ................................................. 576 21,594
Sonic Healthcare Ltd. .................................................... 959 22,718
99,220
Industrials (0.1%):
Brambles Ltd. ......................................................... 3,438 32,995
Computershare Ltd. ..................................................... 1,450 22,578
55,573
Information Technology (0.0%):(a)
WiseTech Global Ltd. .................................................... 316 16,797
Materials (0.2%):
BHP Group Ltd. ........................................................ 637 19,087
Fortescue Metals Group Ltd. ............................................... 975 14,403
Mineral Resources Ltd. ................................................... 222 10,561
Newcrest Mining Ltd. .................................................... 1,085 19,091
Rio Tinto Ltd. ......................................................... 257 19,630
South32 Ltd. .......................................................... 5,201 13,024
95,796
676,350
Austria (0.1%):
Energy (0.0%):(a)
OMV AG ............................................................ 332 14,070
Financials (0.1%):
Erste Group Bank AG .................................................... 472 16,526

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.0%):(a)
Verbund AG .......................................................... 190 $ 15,227
45,823
Belgium (0.3%):
Consumer Discretionary (0.0%):(a)
D'ieteren Group ........................................................ 103 18,195
Consumer Staples (0.1%):
Anheuser-Busch InBev SA ................................................ 489 27,654
Financials (0.0%):(a)
KBC Group NV ........................................................ 267 18,621
Health Care (0.1%):
UCB SA ............................................................. 281 24,896
Materials (0.0%):(a)
Solvay SA, Class A ..................................................... 170 18,975
Utilities (0.1%):
Elia Group SA ......................................................... 179 22,714
131,055
Canada (2.9%):
Communication Services (0.2%):
BCE, Inc. ............................................................ 817 37,254
Rogers Communications, Inc., Class B ........................................ 594 27,103
TELUS Corp.(b) ....................................................... 1,712 33,320
97,677
Consumer Discretionary (0.2%):
Dollarama, Inc. ........................................................ 481 32,580
Magna International, Inc. ................................................. 268 15,132
Restaurant Brands International, Inc. ......................................... 421 32,644
80,356
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. ............................................. 565 28,975
George Weston Ltd. ..................................................... 248 29,324
Loblaw Cos. Ltd. ....................................................... 354 32,412
Metro, Inc. ........................................................... 756 42,703
Saputo, Inc. ........................................................... 866 19,404
152,818
Energy (0.3%):
Cameco Corp. ......................................................... 475 14,878
Canadian Natural Resources Ltd. ............................................ 295 16,587
Cenovus Energy, Inc. .................................................... 698 11,856
Enbridge, Inc. ......................................................... 850 31,598
Imperial Oil Ltd. ....................................................... 324 16,579
Pembina Pipeline Corp. .................................................. 767 24,117
Suncor Energy, Inc. ..................................................... 479 14,053
TC Energy Corp. ....................................................... 604 24,414
Tourmaline Oil Corp. .................................................... 339 15,975
170,057
Financials (0.8%):
Bank of Montreal ....................................................... 333 30,077
Brookfield Asset Management Ltd., Class A .................................... 349 11,393
Brookfield Corp. ....................................................... 625 21,044
Canadian Imperial Bank of Commerce ........................................ 611 26,089
Fairfax Financial Holdings Ltd. ............................................. 32 23,972
Great-West Lifeco, Inc. ................................................... 1,112 32,295
Intact Financial Corp. .................................................... 216 33,354

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Manulife Financial Corp. ................................................. 1,471 $ 27,808
National Bank of Canada ................................................. 424 31,594
Power Corp. of Canada(b) ................................................. 1,262 33,975
Royal Bank of Canada ................................................... 366 34,959
Sun Life Financial, Inc. .................................................. 689 35,922
The Bank of Nova Scotia ................................................. 619 30,973
The Toronto-Dominion Bank ............................................... 498 30,870
404,325
Industrials (0.4%):
Canadian National Railway Co. ............................................. 284 34,395
Canadian Pacific Kansas City Ltd. ........................................... 375 30,292
TFI International, Inc. .................................................... 149 16,978
Thomson Reuters Corp. .................................................. 267 36,055
Waste Connections, Inc. .................................................. 225 32,160
WSP Global, Inc. ....................................................... 204 26,954
176,834
Information Technology (0.2%):
CGI, Inc.(c) ........................................................... 341 35,964
Constellation Software, Inc. ............................................... 15 31,082
Lumine Group, Inc.(c) ................................................... 74 1,015
Open Text Corp. ........................................................ 547 22,754
90,815
Materials (0.3%):
Aginco Eagle Mines Ltd. ................................................. 340 16,980
Barrick Gold Corp. ...................................................... 1,039 17,578
First Quantum Minerals Ltd. ............................................... 392 9,275
Franco-Nevada Corp. .................................................... 169 24,090
Ivanhoe Mines Ltd.(b)(c) ................................................. 1,254 11,455
Nutrien Ltd. ........................................................... 191 11,277
Teck Resources Ltd., Class B .............................................. 335 14,097
Wheaton Precious Metals Corp. ............................................. 444 19,203
123,955
Utilities (0.2%):
Emera, Inc. ........................................................... 750 30,892
Fortis, Inc.(b) .......................................................... 906 39,049
Hydro One Ltd.(d) ...................................................... 1,347 38,490
108,431
1,405,268
Denmark (0.4%):
Consumer Discretionary (0.0%):(a)
Pandora A/S .......................................................... 146 13,037
Financials (0.1%):
Tryg A/S ............................................................. 1,440 31,164
Health Care (0.2%):
Coloplast A/S, Class B ................................................... 175 21,885
Genmab A/S(c) ........................................................ 54 20,421
Novo Nordisk A/S, Class B ................................................ 161 25,944
68,250
Industrials (0.1%):
AP Moller - Maersk A/S, Class B ........................................... 8 14,042
DSV A/S ............................................................. 99 20,794
34,836
Materials (0.0%):(a)
Novozymes A/S, Class B ................................................. 380 17,706

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.0%):(a)
Orsted A/S(d) ......................................................... 181 $ 17,106
182,099
Finland (0.4%):
Communication Services (0.1%):
Elisa Oyj ............................................................. 643 34,335
Energy (0.0%):(a)
Neste Oyj ............................................................ 355 13,658
Financials (0.1%):
Nordea Bank Abp ....................................................... 2,227 24,229
Sampo Oyj, A Shares .................................................... 641 28,759
52,988
Industrials (0.0%):(a)
Kone Oyj, Class B ...................................................... 368 19,205
Information Technology (0.1%):
Nokia Oyj ............................................................ 4,624 19,351
Materials (0.1%):
Stora Enso Oyj, Class R .................................................. 1,329 15,407
UPM-Kymmene Oyj .................................................... 667 19,846
35,253
174,790
France (2.2%):
Communication Services (0.2%):
Bollore SE ............................................................ 5,391 33,587
Orange SA ............................................................ 3,208 37,459
Publicis Groupe SA ..................................................... 266 21,332
Vivendi SE ........................................................... 2,554 23,425
115,803
Consumer Discretionary (0.3%):
Cie Generale des Etablissements Michelin SCA ................................. 646 19,073
Hermes International .................................................... 11 23,884
Kering SA ............................................................ 34 18,756
LVMH Moet Hennessy Louis Vuitton SE ...................................... 27 25,424
Sodexo SA ........................................................... 301 33,121
120,258
Consumer Staples (0.3%):
Carrefour SA .......................................................... 1,131 21,417
Danone SA ........................................................... 618 37,855
L'Oreal SA ........................................................... 59 27,494
Pernod Ricard SA(b) .................................................... 138 30,476
117,242
Energy (0.0%):(a)
TotalEnergies SE ....................................................... 334 19,150
Financials (0.3%):
Amundi SA(d) ......................................................... 297 17,515
AXA SA ............................................................. 822 24,238
BNP Paribas SA ........................................................ 328 20,657
Credit Agricole SA ...................................................... 1,994 23,654
Edenred .............................................................. 520 34,803
Societe Generale SA ..................................................... 675 17,528
Worldline SA(c)(d) ...................................................... 366 13,378
151,773
Health Care (0.2%):
BioMerieux ........................................................... 227 23,807

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
EssilorLuxottica SA ..................................................... 132 $ 24,859
Ipsen SA ............................................................. 157 18,877
Sanofi ............................................................... 270 28,929
Sartorius Stedim Biotech ................................................. 41 10,231
106,703
Industrials (0.6%):
Aeroports de Paris ...................................................... 148 21,235
Airbus SE ............................................................ 165 23,829
Bouygues SA .......................................................... 870 29,199
Bureau Veritas SA ...................................................... 983 26,942
Cie de Saint-Gobain ..................................................... 305 18,546
Eiffage SA ............................................................ 267 27,845
Getlink SE ............................................................ 1,712 29,103
Legrand SA ........................................................... 252 24,966
Schneider Electric SE .................................................... 131 23,793
Teleperformance ....................................................... 45 7,534
Thales SA ............................................................ 160 23,952
Vinci SA ............................................................. 258 29,946
286,890
Information Technology (0.1%):
Capgemini SE ......................................................... 103 19,504
Dassault Systemes SE .................................................... 461 20,434
39,938
Materials (0.1%):
Air Liquide SA ........................................................ 165 29,561
Utilities (0.1%):
Engie SA ............................................................. 1,649 27,398
Veolia Environnement SA ................................................. 686 21,669
49,067
1,036,385
Germany (1.6%):
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 1,581 34,459
Telefonica Deutschland Holding AG ......................................... 8,096 22,764
57,223
Consumer Discretionary (0.2%):
adidas AG ............................................................ 87 16,876
Bayerische Motoren Werke AG ............................................. 228 27,992
Mercedes-Benz Group AG ................................................ 232 18,648
Puma SE ............................................................. 234 14,073
Zalando SE(c)(d) ....................................................... 247 7,104
84,693
Consumer Staples (0.1%):
Beiersdorf AG ......................................................... 268 35,455
Financials (0.4%):
Allianz SE, Registered Shares .............................................. 132 30,706
Commerzbank AG ...................................................... 1,123 12,437
Deutsche Bank AG, Registered Shares ........................................ 1,302 13,663
Deutsche Boerse AG .................................................... 186 34,318
Hannover Rueck SE ..................................................... 134 28,415
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 81 30,367
Talanx AG ............................................................ 592 33,944
183,850
Health Care (0.2%):
Bayer AG, Registered Shares .............................................. 348 19,239
Carl Zeiss Meditec AG ................................................... 131 14,156

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Fresenius Medical Care AG & Co. KGaA ...................................... 418 $ 19,963
Fresenius SE & Co. KGaA ................................................ 722 19,986
Merck KGaA .......................................................... 115 19,016
92,360
Industrials (0.3%):
Brenntag SE .......................................................... 258 20,099
Daimler Truck Holding AG ................................................ 645 23,224
Deutsche Lufthansa AG, Registered Shares(c) .................................. 1,765 18,062
Deutsche Post AG, Registered Shares ........................................ 479 23,378
Knorr-Bremse AG ...................................................... 234 17,867
MTU Aero Engines AG .................................................. 86 22,276
Rheinmetall AG ........................................................ 53 14,503
Siemens AG, Registered Shares ............................................. 128 21,304
160,713
Information Technology (0.1%):
Infineon Technologies AG ................................................. 424 17,480
SAP SE .............................................................. 216 29,493
46,973
Materials (0.1%):
Evonik Industries AG .................................................... 877 16,679
HeidelbergCement AG ................................................... 286 23,466
Symrise AG ........................................................... 217 22,734
62,879
Real Estate (0.0%):(a)
Vonovia SE ........................................................... 546 10,660
Utilities (0.1%):
E.ON SE ............................................................. 2,133 27,183
761,989
Hong Kong (0.7%):
Financials (0.1%):
AIA Group Ltd. ........................................................ 1,682 16,980
Hang Seng Bank Ltd. .................................................... 1,619 23,038
Hong Kong Exchanges & Clearing Ltd. ....................................... 333 12,545
52,563
Health Care (0.0%):(a)
Sino Biopharmaceutical Ltd. ............................................... 29,351 12,773
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 4,651 28,402
MTR Corp. Ltd. ........................................................ 6,895 31,678
Techtronic Industries Co. Ltd. .............................................. 942 10,237
70,317
Real Estate (0.3%):
CK Asset Holdings Ltd. .................................................. 4,308 23,861
Henderson Land Development Co. Ltd. ....................................... 6,031 17,934
Hongkong Land Holdings Ltd. ............................................. 4,900 19,110
Sino Land Co. Ltd. ...................................................... 17,167 21,098
Sun Hung Kai Properties Ltd. .............................................. 1,952 24,588
Swire Pacific Ltd., Class A ................................................ 2,431 18,630
125,221
Utilities (0.2%):
China Common Rich Renewable Energy Investments Ltd.(c)(e) ...................... 26,000 664
CLP Holdings Ltd. ...................................................... 4,045 31,438
Hong Kong & China Gas Co. Ltd. ........................................... 29,129 25,167

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Power Assets Holdings Ltd. ............................................... 5,893 $ 30,872
88,141
349,015
Ireland (0.4%):
Consumer Staples (0.0%):(a)
Kerry Group PLC ....................................................... 272 26,526
Financials (0.1%):
AIB Group PLC ........................................................ 3,782 15,887
Bank of Ireland Group PLC ............................................... 1,355 12,919
28,806
Industrials (0.2%):
Experian PLC ......................................................... 672 25,752
Kingspan Group PLC .................................................... 188 12,492
Ryanair Holdings PLC(c) ................................................. 2,118 39,783
78,027
Materials (0.1%):
CRH PLC ............................................................ 485 26,724
Smurfit Kappa Group PLC ................................................ 452 15,083
41,807
175,166
Israel (0.1%):
Financials (0.1%):
Bank Hapoalim BM ..................................................... 2,636 21,620
Bank Leumi Le-Israel BM ................................................ 3,015 22,458
44,078
Information Technology (0.0%):(a)
Nice Ltd.(c) ........................................................... 78 15,941
Materials (0.0%):(a)
ICL Group Ltd. ........................................................ 2,449 13,290
73,309
Italy (0.7%):
Communication Services (0.1%):
Infrastrutture Wireless Italiane SpA(d) ........................................ 2,365 31,172
Consumer Discretionary (0.0%):(a)
Moncler SpA .......................................................... 277 19,143
Energy (0.0%):(a)
Eni SpA ............................................................. 1,455 20,927
Financials (0.3%):
Assicurazioni Generali SpA ............................................... 1,321 26,838
FinecoBank Banca Fineco SpA ............................................. 968 13,007
Intesa Sanpaolo SpA ..................................................... 7,236 18,949
Mediobanca Banca di Credito Finanziario SpA .................................. 2,185 26,129
Poste Italiane SpA(d) .................................................... 2,062 22,309
UniCredit SpA ......................................................... 778 18,051
125,283
Industrials (0.1%):
Nexi SpA(c)(d) ........................................................ 1,836 14,387
Prysmian SpA ......................................................... 546 22,805
37,192
Utilities (0.2%):
Enel SpA ............................................................. 4,090 27,525
Snam SpA ............................................................ 5,391 28,158

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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Terna - Rete Elettrica Nazionale ............................................ 3,268 $ 27,834
83,517
317,234
Japan (5.2%):
Communication Services (0.4%):
KDDI Corp. ........................................................... 1,108 34,174
Nexon Co. Ltd. ........................................................ 800 15,232
Nintendo Co. Ltd. ...................................................... 600 27,206
Nippon Telegraph & Telephone Corp. ........................................ 30,700 36,279
SoftBank Corp. ........................................................ 4,700 50,166
Z Holdings Corp. ....................................................... 6,030 14,477
177,534
Consumer Discretionary (0.7%):
Bandai Namco Holdings, Inc. .............................................. 1,200 27,621
Bridgestone Corp.(b) .................................................... 700 28,586
Denso Corp. .......................................................... 400 26,740
Fast Retailing Co. Ltd. ................................................... 100 25,451
Honda Motor Co. Ltd. ................................................... 1,000 30,087
Nissan Motor Co. Ltd. ................................................... 5,300 21,607
Oriental Land Co. Ltd. ................................................... 800 31,056
Panasonic Holdings Corp. ................................................. 2,700 32,814
Sekisui House Ltd. ...................................................... 1,772 35,685
Shimano, Inc. ......................................................... 140 23,249
Sony Group Corp. ...................................................... 200 17,972
Suzuki Motor Corp. ..................................................... 600 21,629
Toyota Motor Corp. ..................................................... 2,020 32,320
354,817
Consumer Staples (0.5%):
Aeon Co. Ltd. ......................................................... 1,500 30,586
Ajinomoto Co., Inc. ..................................................... 900 35,706
Asahi Group Holdings Ltd. ................................................ 760 29,361
Japan Tobacco, Inc.(b) ................................................... 1,544 33,742
Kao Corp. ............................................................ 718 25,947
Kirin Holdings Co. Ltd.(b) ................................................ 2,400 34,957
Seven & i Holdings Co. Ltd. ............................................... 600 25,804
Shiseido Co. Ltd. ....................................................... 400 18,001
Unicharm Corp. ........................................................ 694 25,691
259,795
Energy (0.0%):(a)
Inpex Corp.(b) ......................................................... 1,600 17,721
Financials (0.7%):
Dai-ichi Life Holdings, Inc. ............................................... 988 18,749
Japan Post Holdings Co. Ltd. .............................................. 4,400 31,609
Mitsubishi UFJ Financial Group, Inc. ......................................... 3,600 26,573
Mizuho Financial Group, Inc. .............................................. 2,100 32,007
MS&AD Insurance Group Holdings, Inc. ...................................... 800 28,256
Nomura Holdings, Inc. ................................................... 9,000 34,134
ORIX Corp. ........................................................... 1,368 24,771
Resona Holdings, Inc. .................................................... 4,300 20,573
Sompo Holdings, Inc. .................................................... 600 26,860
Sumitomo Mitsui Financial Group, Inc. ....................................... 684 29,199
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 700 24,807
Tokio Marine Holdings, Inc. ............................................... 1,200 27,571
325,109
Health Care (0.6%):
Astellas Pharma, Inc. .................................................... 2,052 30,564
Chugai Pharmaceutical Co. Ltd. ............................................ 990 28,037
Daiichi Sankyo Co. Ltd. .................................................. 500 15,768
Eisai Co. Ltd. .......................................................... 254 17,119

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Hoya Corp. ........................................................... 218 $ 25,799
M3, Inc. ............................................................. 600 12,929
Olympus Corp. ........................................................ 1,200 18,847
Otsuka Holdings Co. Ltd. ................................................. 1,000 36,533
Shionogi & Co. Ltd. ..................................................... 528 22,213
Takeda Pharmaceutical Co. Ltd. ............................................ 1,100 34,514
Terumo Corp. ......................................................... 900 28,457
270,780
Industrials (1.2%):
Central Japan Railway Co. ................................................ 300 37,552
Daikin Industries Ltd. .................................................... 166 33,671
East Japan Railway Co. .................................................. 700 38,750
FANUC Corp. ......................................................... 650 22,670
Hitachi Ltd. ........................................................... 500 30,829
ITOCHU Corp. ........................................................ 800 31,533
Komatsu Ltd. .......................................................... 988 26,576
Kubota Corp.(b) ........................................................ 1,404 20,426
Marubeni Corp. ........................................................ 1,600 27,058
Mitsubishi Corp. ....................................................... 592 28,435
Mitsubishi Electric Corp. ................................................. 2,552 35,853
Mitsui & Co. Ltd. ....................................................... 786 29,478
Nidec Corp. ........................................................... 354 19,248
Nippon Yusen KK ...................................................... 600 13,266
Recruit Holdings Co. Ltd. ................................................. 620 19,608
Secom Co. Ltd. ........................................................ 610 41,175
SMC Corp. ........................................................... 14 7,712
Sumitomo Corp. ........................................................ 1,500 31,616
Toshiba Corp. ......................................................... 800 25,046
Toyota Industries Corp. ................................................... 408 28,999
Toyota Tsusho Corp. ..................................................... 500 24,740
574,241
Information Technology (0.8%):
Advantest Corp. ........................................................ 300 39,818
Canon, Inc.(b) ......................................................... 1,314 34,517
FUJIFILM Holdings Corp. ................................................ 560 33,151
Fujitsu Ltd. ........................................................... 200 25,776
Keyence Corp. ......................................................... 28 13,167
Kyocera Corp. ......................................................... 600 32,400
Lasertec Corp. ......................................................... 100 14,954
Murata Manufacturing Co. Ltd. ............................................. 402 22,948
Nomura Research Institute Ltd. ............................................. 874 23,994
NTT Data Corp. ........................................................ 1,608 22,368
Obic Co. Ltd. .......................................................... 200 31,938
Renesas Electronics Corp.(c) ............................................... 1,200 22,469
TDK Corp. ........................................................... 500 19,292
Tokyo Electron Ltd. ..................................................... 178 25,365
362,157
Materials (0.1%):
Nippon Paint Holdings Co. Ltd. ............................................. 1,790 14,677
Nippon Steel Corp. ...................................................... 1,000 20,821
Shin-Etsu Chemical Co. Ltd. ............................................... 750 24,785
60,283
Real Estate (0.2%):
Daiwa House Industry Co. Ltd. ............................................. 1,400 36,795
Mitsubishi Estate Co. Ltd. ................................................. 2,252 26,690
Mitsui Fudosan Co. Ltd. .................................................. 1,278 25,338
88,823
2,491,260

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Luxembourg (0.1%):
Energy (0.0%):(a)
Tenaris SA ............................................................ 819 $ 12,256
Health Care (0.1%):
Eurofins Scientific SE .................................................... 258 16,372
Materials (0.0%):(a)
ArcelorMittal SA ....................................................... 565 15,369
43,997
Netherlands (0.9%):
Communication Services (0.1%):
Koninklijke KPN NV .................................................... 11,044 39,392
Universal Music Group NV ................................................ 776 17,230
56,622
Consumer Discretionary (0.0%):(a)
Prosus NV ............................................................ 170 12,448
Consumer Staples (0.3%):
Davide Campari-Milano NV ............................................... 2,027 28,066
Heineken Holding NV ................................................... 350 30,417
Heineken NV .......................................................... 299 30,725
Koninklijke Ahold Delhaize NV ............................................ 894 30,492
119,700
Financials (0.1%):
ABN AMRO Bank NV(d) ................................................. 1,048 16,272
ING Groep NV ........................................................ 1,467 19,749
NN Group NV ......................................................... 606 22,421
58,442
Health Care (0.0%):(a)
Koninklijke Philips NV(c) ................................................ 935 20,207
Industrials (0.2%):
Adyen NV(c)(d) ........................................................ 7 12,112
Ferrovial SE(c) ........................................................ 1,011 31,957
IMCD NV ............................................................ 122 17,531
Randstad NV .......................................................... 347 18,291
Wolters Kluwer NV ..................................................... 243 30,835
110,726
Information Technology (0.1%):
ASM International NV ................................................... 36 15,254
ASML Holding NV ..................................................... 24 17,362
32,616
Materials (0.1%):
Akzo Nobel NV ........................................................ 291 23,724
434,485
New Zealand (0.0%):(a)
Health Care (0.0%):(a)
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 1,176 17,676
Norway (0.3%):
Communication Services (0.0%):(a)
Telenor ASA .......................................................... 2,295 23,272
Consumer Staples (0.0%):(a)
Mowi ASA ........................................................... 1,000 15,863
Energy (0.1%):
Aker BP ASA ......................................................... 572 13,424

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Equinor ASA .......................................................... 550 $ 15,999
29,423
Financials (0.1%):
DNB Bank ASA ........................................................ 1,389 25,983
Materials (0.1%):
Norsk Hydro ASA ...................................................... 2,135 12,695
Yara International ASA ................................................... 446 15,755
28,450
122,991
Portugal (0.2%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA ............................................... 1,175 32,359
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 1,457 17,042
Utilities (0.1%):
EDP - Energias de Portugal SA ............................................. 5,474 26,733
76,134
Singapore (0.6%):
Communication Services (0.1%):
Singapore Telecommunications Ltd. ......................................... 19,300 35,685
Consumer Discretionary (0.1%):
Genting Singapore Ltd. ................................................... 41,700 28,991
Consumer Staples (0.1%):
Wilmar International Ltd. ................................................. 10,862 30,527
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 1,578 36,774
Oversea-Chinese Banking Corp. Ltd. ......................................... 5,038 45,756
United Overseas Bank Ltd. ................................................ 1,692 35,039
117,569
Industrials (0.1%):
Singapore Airlines Ltd. ................................................... 11,300 59,755
Real Estate (0.0%):(a)
Capitaland Investment Ltd. ................................................ 8,300 20,319
292,846
South Korea (1.1%):
Communication Services (0.1%):
Kakao Corp. .......................................................... 284 10,583
NAVER Corp. ......................................................... 94 13,042
23,625
Consumer Discretionary (0.2%):
Hyundai Mobis Co. Ltd. .................................................. 136 23,998
Hyundai Motor Co. ..................................................... 173 27,113
Kia Corp. ............................................................ 368 24,718
LG Electronics, Inc. ..................................................... 208 20,001
95,830
Consumer Staples (0.1%):
KT&G Corp. .......................................................... 541 33,997
Energy (0.0%):(a)
SK Innovation Co. Ltd.(c) ................................................. 130 15,638

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.2%):
Hana Financial Group, Inc. ................................................ 495 $ 14,727
KakaoBank Corp. ....................................................... 508 9,157
KB Financial Group, Inc. ................................................. 476 17,250
Samsung Life Insurance Co. Ltd. ............................................ 497 25,386
Shinhan Financial Group Co. Ltd. ........................................... 690 17,805
84,325
Health Care (0.1%):
Celltrion, Inc. ......................................................... 183 21,236
Samsung Biologics Co. Ltd.(c)(d) ........................................... 46 25,975
47,211
Industrials (0.2%):
Ecopro BM Co. Ltd. ..................................................... 94 17,764
LG Corp. ............................................................. 410 27,383
Samsung C&T Corp. .................................................... 280 22,462
SK, Inc. .............................................................. 155 17,493
85,102
Information Technology (0.1%):
Samsung Electronics Co. Ltd. .............................................. 527 28,878
Samsung SDI Co. Ltd. ................................................... 31 15,740
SK Hynix, Inc. ......................................................... 272 23,781
68,399
Materials (0.1%):
LG Chem Ltd. ......................................................... 29 14,680
POSCO Future M Co. Ltd. ................................................ 72 19,290
POSCO Holdings, Inc. ................................................... 77 22,675
56,645
510,772
Spain (0.6%):
Communication Services (0.1%):
Telefonica SA ......................................................... 6,726 27,271
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 773 29,908
Energy (0.0%):(a)
Repsol SA ............................................................ 1,175 17,089
Financials (0.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 2,742 21,038
Banco Santander SA ..................................................... 5,016 18,526
CaixaBank SA ......................................................... 4,051 16,739
56,303
Industrials (0.1%):
Aena SME SA(d) ....................................................... 160 25,837
Amadeus IT Group SA(c) ................................................. 342 26,009
51,846
Utilities (0.2%):
Acciona SA ........................................................... 123 20,855
Endesa SA ............................................................ 1,258 26,972
Iberdrola SA .......................................................... 2,777 36,208
Red Electrica Corp. SA ................................................... 1,616 27,127
111,162
293,579
Sweden (0.8%):
Consumer Discretionary (0.1%):
Evolution AB(d) ....................................................... 132 16,722

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
H & M Hennes & Mauritz AB, Class B ....................................... 1,305 $ 22,414
39,136
Consumer Staples (0.0%):(a)
Essity AB, Class B ...................................................... 1,047 27,880
Financials (0.2%):
EQT AB ............................................................. 491 9,445
L E Lundbergforetagen AB, Class B ......................................... 485 20,639
Skandinaviska Enskilda Banken AB, Class A ................................... 2,058 22,744
Svenska Handelsbanken AB, Class A ......................................... 2,389 20,018
Swedbank AB, Class A ................................................... 1,186 20,004
92,850
Industrials (0.3%):
Alfa Laval AB ......................................................... 555 20,231
Assa Abloy AB, Class B .................................................. 901 21,644
Atlas Copco AB, Class A ................................................. 1,540 22,197
Epiroc AB, Class A ...................................................... 1,010 19,101
Lifco AB, Class B ...................................................... 862 18,733
Nibe Industrier AB, Class B ............................................... 1,260 11,967
Sandvik AB ........................................................... 933 18,190
Volvo AB, Class B ...................................................... 1,214 25,110
157,173
Information Technology (0.1%):
Hexagon AB, Class B .................................................... 1,700 20,932
Telefonaktiebolaget LM Ericsson, Class B ..................................... 3,264 17,683
38,615
Materials (0.1%):
Boliden AB ........................................................... 405 11,703
Svenska Cellulosa AB SCA, Class B ......................................... 1,495 19,059
30,762
386,416
Switzerland (1.7%):
Communication Services (0.1%):
Swisscom AG, Registered Shares ........................................... 58 36,156
Consumer Discretionary (0.1%):
Cie Financiere Richemont SA, Registered Shares ................................ 124 21,015
The Swatch Group AG ................................................... 61 17,800
38,815
Consumer Staples (0.3%):
Barry Callebaut AG, Registered Shares ....................................... 18 34,741
Chocoladefabriken Lindt & Spruengli AG ..................................... 2 25,123
Coca-Cola HBC AG ..................................................... 1,020 30,372
Nestle SA, Registered Shares .............................................. 338 40,644
130,880
Financials (0.3%):
Julius Baer Group Ltd. ................................................... 335 21,093
Partners Group Holding AG ............................................... 16 15,049
Swiss Life Holding AG ................................................... 46 26,886
Swiss Re AG .......................................................... 270 27,169
UBS Group AG ........................................................ 922 18,645
Zurich Insurance Group AG ............................................... 70 33,240
142,082
Health Care (0.3%):
Alcon, Inc. ........................................................... 346 28,653
Lonza Group AG, Registered Shares ......................................... 30 17,883
Novartis AG, Registered Shares ............................................. 424 42,646

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Roche Holding AG ...................................................... 116 $ 35,456
Sonova Holding AG ..................................................... 68 18,102
Straumann Holding AG, Class R ............................................ 101 16,384
159,124
Industrials (0.3%):
ABB Ltd., Registered Shares ............................................... 776 30,509
Geberit AG, Registered Shares ............................................. 36 18,833
Kuehne + Nagel International AG, Class R ..................................... 81 23,961
Schindler Holding AG ................................................... 91 21,326
SGS SA, Registered Shares ................................................ 309 29,201
VAT Group AG(d) ...................................................... 45 18,608
142,438
Information Technology (0.0%):(a)
Logitech International SA, Class R .......................................... 267 15,886
STMicroelectronics NV .................................................. 340 16,904
32,790
Materials (0.3%):
DSM-Firmenich AG(c) ................................................... 154 16,571
EMS-Chemie Holding AG ................................................ 29 21,941
Givaudan SA, Registered Shares ............................................ 7 23,195
Glencore PLC ......................................................... 2,819 15,911
Holcim AG ........................................................... 422 28,391
SIG Group AG ......................................................... 830 22,893
Sika AG, Registered Shares ................................................ 57 16,289
145,191
827,476
United Kingdom (2.3%):
Communication Services (0.2%):
BT Group PLC ........................................................ 10,781 16,749
Informa PLC .......................................................... 3,095 28,532
Vodafone Group PLC .................................................... 21,245 19,955
WPP PLC ............................................................ 1,699 17,764
83,000
Consumer Discretionary (0.3%):
Burberry Group PLC .................................................... 731 19,678
Compass Group PLC .................................................... 1,343 37,552
Entain PLC ........................................................... 957 15,457
InterContinental Hotels Group PLC .......................................... 341 23,529
JD Sports Fashion PLC ................................................... 6,010 11,142
Next PLC ............................................................ 214 18,750
126,108
Consumer Staples (0.5%):
Associated British Foods PLC .............................................. 919 23,234
British American Tobacco PLC ............................................. 759 25,135
Diageo PLC ........................................................... 752 32,266
Haleon PLC ........................................................... 5,514 22,563
Imperial Brands PLC .................................................... 1,345 29,691
Reckitt Benckiser Group PLC .............................................. 470 35,283
Tesco PLC ............................................................ 8,890 28,040
Unilever PLC ......................................................... 794 41,312
237,524
Energy (0.0%):(a)
Shell PLC ............................................................ 693 20,613
Financials (0.4%):
3i Group PLC ......................................................... 1,066 26,375
Barclays PLC ......................................................... 9,875 19,233
HSBC Holdings PLC .................................................... 2,964 23,399

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Legal & General Group PLC ............................................... 6,732 $ 19,430
Lloyds Banking Group PLC ............................................... 34,707 19,210
London Stock Exchange Group PLC ......................................... 311 33,038
NatWest Group PLC ..................................................... 5,395 16,496
Prudential PLC ........................................................ 1,039 14,624
Schroders PLC ......................................................... 3,273 18,174
Standard Chartered PLC .................................................. 1,882 16,322
206,301
Health Care (0.2%):
AstraZeneca PLC ....................................................... 209 29,925
GSK PLC ............................................................ 1,372 24,195
Smith & Nephew PLC ................................................... 1,669 26,872
80,992
Industrials (0.3%):
Ashtead Group PLC ..................................................... 264 18,250
BAE Systems PLC ...................................................... 2,377 27,980
Bunzl PLC ........................................................... 812 30,922
RELX PLC ........................................................... 1,053 35,045
Rentokil Initial PLC ..................................................... 3,902 30,471
Spirax-Sarco Engineering PLC ............................................. 143 18,821
161,489
Information Technology (0.1%):
Halma PLC ........................................................... 745 21,540
The Sage Group PLC .................................................... 2,753 32,329
53,869
Materials (0.2%):
Anglo American PLC .................................................... 416 11,796
Antofagasta PLC ....................................................... 791 14,674
Croda International PLC .................................................. 262 18,717
Evraz PLC(c)(e)(f) ...................................................... 12,158 6,252
Rio Tinto PLC ......................................................... 298 18,865
70,304
Utilities (0.1%):
National Grid PLC ...................................................... 2,378 31,419
SSE PLC ............................................................. 1,165 27,234
58,653
1,098,853
United States (0.0%):(a)
Utilities (0.0%):(a)
Brookfield Renewable Corp., Class A ......................................... 765 24,135
Total Common Stocks (Cost $9,609,583) 11,949,103
Investment Companies (74.4%)
United States (74.4%):
Federated Hermes Treasury Obligations Fund, 4.95%(g)(h) ......................... 35,639,957 35,639,957
Total Investment Companies (Cost $35,639,957) 35,639,957
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(g) ........ 68,117 68,117
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(g) ............ 68,117 68,117
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(g) ............... 68,117 68,117

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 75,288
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(g) . 68,117 $ 68,117
Total Collateral for Securities Loaned (Cost $272,468) 272,468
Total Investments (Cost $45,522,008) — 99.9% 47,861,528
Other assets in excess of liabilities — 0.1% 24,048
NET ASSETS - 100.00% $ 47,885,576
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$276,987 and amounted to 0.6% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
(g) Rate disclosed is the daily yield on June 30, 2023.
(h) Represents an investment greater than 25% of the Fund's net assets.  The financial statements and portfolio holdings for these securities can be found at
www.sec.gov
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 2 9/15/23 $ 213,838 $ 215,550 $ 1,712
Total unrealized appreciation $ 1,712
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,712

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF
150
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (13.5%):
Baidu, Inc. , ADR (a) ..................................................... 14,816 $ 2,028,458
Fox Corp. , Class A ...................................................... 29,061 988,074
Fox Corp. , Class B ...................................................... 25,445 811,441
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 22,463 1,691,015
Liberty Media Corp.-Liberty Formula One , Class A (a) ............................ 2,588 175,001
Paramount Global , Class B ................................................ 65,977 1,049,694
Take-Two Interactive Software, Inc. (a) ........................................ 18,289 2,691,409
The Trade Desk, Inc. , Class A (a) ............................................ 48,044 3,709,958
Yandex NV , Class A (a) (b) (c) ............................................... 45,921 8,697
13,153,747
Consumer Discretionary (14.4%):
Etsy, Inc. (a) ........................................................... 13,324 1,127,344
Expedia Group, Inc. (a) ................................................... 15,403 1,684,934
LKQ Corp. ........................................................... 28,869 1,682,197
Pool Corp. ............................................................ 4,217 1,579,857
Tractor Supply Co. ...................................................... 11,835 2,616,718
Trip.com Group Ltd. , ADR (a) .............................................. 43,561 1,524,635
Ulta Beauty, Inc. (a) ..................................................... 5,379 2,531,330
Wynn Resorts Ltd. ...................................................... 12,283 1,297,208
14,044,223
Consumer Staples (3.3%):
Coca-Cola Europacific Partners PLC ......................................... 49,547 3,192,313
Electronic Equipment, Instruments & Components (4.4%):
CDW Corp. ........................................................... 14,558 2,671,393
Zebra Technologies Corp. (a) ............................................... 5,555 1,643,336
4,314,729
Health Care (20.0%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 13,450 2,554,693
BioMarin Pharmaceutical, Inc. (a) ........................................... 20,273 1,757,264
Bio-Techne Corp. ....................................................... 16,993 1,387,139
Hologic, Inc. (a) ........................................................ 26,583 2,152,425
Horizon Therapeutics PLC (a) .............................................. 24,693 2,539,675
ICON PLC (a) ......................................................... 8,849 2,214,020
Incyte Corp. (a) ......................................................... 24,095 1,499,914
Insulet Corp. (a) ........................................................ 7,527 2,170,335
Royalty Pharma PLC , Class A .............................................. 48,409 1,488,093
Sanofi , ADR .......................................................... 32,276 1,739,676
19,503,234
Industrials (10.9%):
Axon Enterprise, Inc. (a) .................................................. 7,980 1,557,058
Expeditors International of Washington, Inc. .................................... 16,503 1,999,009
J.B. Hunt Transport Services, Inc. ........................................... 11,195 2,026,631
Nordson Corp. ......................................................... 6,152 1,526,803
SS&C Technologies Holdings, Inc. .......................................... 26,907 1,630,564
United Airlines Holdings, Inc. (a) ............................................ 35,423 1,943,660
10,683,725
IT Services (7.3%):
Akamai Technologies, Inc. (a) .............................................. 16,428 1,476,384
MongoDB, Inc. (a) ...................................................... 7,618 3,130,922
VeriSign, Inc. (a) ........................................................ 11,244 2,540,807
7,148,113
Materials (2.0%):
Steel Dynamics, Inc. ..................................................... 18,257 1,988,735
Semiconductors & Semiconductor Equipment (10.6%):
First Solar, Inc. (a) ...................................................... 11,539 2,193,449

Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Yandex NV , Class A ..........................................
9/9/2020
$ 2,892,222
Security Description Shares Value
Monolithic Power Systems, Inc. ............................................ 5,122 $ 2,767,058
Skyworks Solutions, Inc. ................................................. 17,190 1,902,761
SolarEdge Technologies, Inc. (a) ............................................ 6,086 1,637,438
Teradyne, Inc. ......................................................... 16,746 1,864,332
10,365,038
Software (7.2%):
Bentley Systems, Inc. , Class B ............................................. 30,413 1,649,297
Check Point Software Technologies Ltd. (a) .................................... 13,043 1,638,461
PTC, Inc. (a) ........................................................... 12,783 1,819,021
Splunk, Inc. (a) ......................................................... 17,886 1,897,526
7,004,305
Technology Hardware, Storage & Peripherals (3.2%):
NetApp, Inc. .......................................................... 23,104 1,765,146
Seagate Technology Holdings PLC .......................................... 22,351 1,382,856
3,148,002
Utilities (2.9%):
Alliant Energy Corp. .................................................... 27,133 1,423,940
Evergy, Inc. ........................................................... 24,808 1,449,283
2,873,223
Total Common Stocks (Cost $94,012,283) 97,419,387
Total Investments (Cost $94,012,283) — 99.7% 97,419,387
Other assets in excess of liabilities — 0.3% 273,985
NET ASSETS - 100.00% $ 97,693,372
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
ADR—American Depositary Receipt
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 1 9/15/23 $ 294,777 $ 306,740 $ 11,963
Total unrealized appreciation $ 11,963
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 11,963

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
152
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (22.2%)
ABS Auto (11.7%):
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 8/18/27, Callable
2/18/26 @ 100 ..................................................... $ 500,000 $ 450,688
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 1/15/25 @ 100(a) .. 250,000 234,355
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 1/15/25 @ 100(a) . 190,000 182,120
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 1/15/25 @ 100(a) .. 116,000 109,379
ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.37%, 3/15/30, Callable 3/15/24 @ 100(a) . 37,081 36,909
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25,
Callable 10/20/24 @ 100(a) ........................................... 100,000 96,833
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27(a) .. 500,000 505,357
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class C, 7.03%, 12/20/29(a) . 251,000 246,468
Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class B, 6.40%, 12/20/29(a) . 189,000 186,709
Carvana Auto Receivables Trust, Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 5/10/27 @
100 ............................................................. 500,000 435,598
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 9/10/26 @
100 ............................................................. 875,000 821,998
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25(a) ............ 17,962 17,948
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 2/15/29 @
100(a) ........................................................... 96,000 93,607
Chesapeake Funding II LLC, Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 2/15/29 @
100(a) ........................................................... 57,000 55,560
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 2/15/29 @
100(a) ........................................................... 64,000 62,475
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25
@ 100(a) ......................................................... 320,000 295,275
Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.15%, 9/15/33, Callable
12/15/26 @ 100(a) .................................................. 189,000 186,668
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 6/15/24 @ 100 69,356 69,125
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 5/15/25 @ 100 500,000 479,852
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 8/15/24 @ 100(a) . 500,000 490,707
DT Auto Owner Trust, Series 2019-2A, Class E, 4.46%, 5/15/26, Callable 10/15/23 @ 100(a) 320,000 318,086
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @
100(a) ........................................................... 189,000 187,968
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26
@ 100(a) ......................................................... 250,000 249,889
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25, Callable
5/15/24 @ 100(a) ................................................... 126,515 124,359
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable
8/15/24 @ 100(a) ................................................... 250,000 239,620
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 7/15/23
@ 100(a) ......................................................... 77,949 77,885
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 3/15/24 @
100(a) ........................................................... 130,555 129,832
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 2/15/26 @ 100(a) .. 500,000 459,765
Flagship Credit Auto Trust, Series 2018-4, Class D, 4.33%, 12/16/24, Callable 5/15/24 @
100(a) ........................................................... 189,136 188,308
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 2/15/25 @ 100(a) 1,265,000 1,191,021
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 10/15/24 @
100 ............................................................. 321,000 313,470
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @
100 ............................................................. 90,000 88,235
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 750,000 735,864
Ford Credit Auto Owner Trust, Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 750,000 740,670
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @
100(a) ........................................................... 500,000 432,843
Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @
100(a) ........................................................... 950,000 905,752
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 206,000 200,260
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28(a) .... 70,000 69,077
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.75%, 5/15/28(a) .... 106,000 104,080

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 4/15/26 @ 100(a) ............................................ $ 313,000 $ 307,908
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.49%, 4/15/26,
Callable 9/15/23 @ 100(a) ............................................ 100,000 99,339
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable
11/15/23 @ 100(a) .................................................. 500,000 494,971
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.09%, 8/17/26, Callable 4/15/24
@ 100(a) ......................................................... 150,000 145,930
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28(a) ........ 200,403 199,287
GTE Auto Receivables Trust, Series 2023-1, Class C, 5.88%, 11/15/29, Callable 4/15/25 @
100(a) ........................................................... 168,000 166,975
GTE Auto Receivables Trust, Series 2023-1, Class B, 5.39%, 8/15/29, Callable 4/15/25 @
100(a) ........................................................... 224,000 222,302
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25
@ 100(a) ......................................................... 100,000 92,278
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27(a) ........... 261,000 257,563
Hertz Vehicle Financing III LLC, Series 2023-2A, Class B, 6.49%, 9/25/29(a) ........... 212,000 211,338
Hertz Vehicle Financing III LLC, Series 2023-2A, Class C, 7.13%, 9/25/29(a) ........... 75,000 74,045
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @
100(a) ........................................................... 1,000,000 871,337
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 700,000 664,899
Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 2/15/26 @
100 ............................................................. 500,000 446,180
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 4/25/25 @
100(a) ........................................................... 69,340 67,043
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 4/25/25 @
100(a) ........................................................... 309,257 298,687
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 183,530 180,417
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 9/25/24 @
100(a) ........................................................... 56,134 55,258
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 6/15/25 @
100(a) ........................................................... 250,000 236,617
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 6/15/25 @
100(a) ........................................................... 500,000 461,737
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 5/15/26 @
100(a) ........................................................... 240,000 235,847
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 5/15/26 @
100(a) ........................................................... 226,000 227,171
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 5/15/26 @
100(a) ........................................................... 400,000 395,053
LAD Auto Receivables Trust, Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 11/15/25 @
100(a) ........................................................... 52,000 50,419
LAD Auto Receivables Trust, Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 11/15/25 @
100(a) ........................................................... 200,000 196,602
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100(a) 250,000 231,958
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @
100(a) ........................................................... 1,000,000 928,851
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable
12/15/25 @ 100(a) .................................................. 250,000 243,807
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable
12/15/25 @ 100(a) .................................................. 76,000 72,955
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class C, 6.74%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 101,000 100,991
Santander Bank Auto Credit Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 47,000 46,996
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable
10/15/25 @ 100(a) .................................................. 510,374 501,906
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable
10/15/25 @ 100(a) .................................................. 510,374 500,636
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable
2/15/26 @ 100(a) ................................................... 236,034 233,752

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable
8/15/26 @ 100(a) ................................................... $ 219,934 $ 221,453
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 6/15/25 @ 100(a) .. 286,160 276,722
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 6/15/25 @ 100(a) .. 268,275 259,315
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26,
Callable 10/15/24 @ 100(a) ........................................... 250,000 248,324
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable
5/15/25 @ 100 ..................................................... 250,000 240,178
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 1/20/24
@ 100(a) ......................................................... 250,000 244,149
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.97%, 2/20/31, Callable
10/20/27 @ 100(a) .................................................. 167,000 166,265
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 100,000 99,048
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable
11/10/25 @ 100(a) .................................................. 250,000 245,750
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
12/10/26 @ 100(a) .................................................. 500,000 491,976
Veridian Auto Receivables Trust, Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 8/15/27 @
100(a) ........................................................... 101,000 99,724
Veridian Auto Receivables Trust, Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 8/15/27 @
100(a) ........................................................... 220,000 219,007
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable
6/15/25 @ 100(a) ................................................... 500,000 472,969
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable
1/15/24 @ 100(a) ................................................... 147,000 143,753
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38(a) ......... 169,000 167,972
24,932,275
ABS Card (2.7%):
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27(a) ....................... 540,000 515,765
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/16/27(a) ............. 152,000 151,937
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............ 250,000 249,244
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 400,000 397,325
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/16/27(a) ............. 273,000 273,207
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26(a) ............. 250,000 246,868
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26(a) ............... 319,000 298,081
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26(a) ............... 391,000 365,779
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) ............. 250,000 245,435
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 200,000 175,430
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25(a) ................ 1,000,000 947,531
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 312,000 273,545
Master Credit Card Trust, Series 2022-2A, Class B, 2.38%, 7/21/28(a) ................. 500,000 446,591
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27(a) ............... 150,000 147,371
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @
100 ............................................................. 220,000 211,687
Trillium Credit Card Trust II, Series 2023-2A, Class B, 5.35%, 3/26/33(a) .............. 100,000 96,931
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............. 744,000 656,832
Trillium Credit Card Trust II, Series 2023-1A, Class C, 6.06%, 3/26/31(a) .............. 72,000 69,911
5,769,470
ABS Other (7.8%):
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27,
Callable 11/20/24 @ 100(a) ........................................... 839,000 784,364
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27,
Callable 11/20/24 @ 100(a) ........................................... 110,000 104,224
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 676,000 622,368
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 456,642 452,301
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 5/20/27 @ 100(a) ............................................ 131,151 130,621
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 3/14/25 @ 100(a) . 250,000 227,584
CCG Receivables Trust, Series 2023-1, Class C, 6.28%, 9/16/30, Callable 10/14/26 @ 100(a) 173,174 172,924

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 7/15/24
@ 100(a) ......................................................... $ 500,000 $ 500,850
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26, Callable 7/15/24
@ 100(a) ......................................................... 33,458 33,452
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 1,329,750 1,105,378
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26, Callable 4/22/24 @
100(a) ........................................................... 153,000 146,539
Dell Equipment Finance Trust, Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @
100(a) ........................................................... 147,446 146,788
Dell Equipment Finance Trust, Series 2021-1, Class D, 1.03%, 11/23/26, Callable 9/22/23 @
100(a) ........................................................... 126,000 124,475
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @
100(a) ........................................................... 125,000 124,094
Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @
100(a) ........................................................... 237,000 234,550
Dext ABS, Series 2020-1, Class C, 3.03%, 11/15/27, Callable 4/15/24 @ 100(a) .......... 120,000 115,563
Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32, Callable 5/15/27 @ 100(a) ....... 100,000 99,411
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) .... 654,000 534,655
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38(a) ................ 741,053 653,946
FirstKey Homes Trust, Series 2021-SFR3, Class D, 2.79%, 12/17/38(a) ................ 750,000 656,278
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38(a) ................ 500,000 441,429
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100(a) 404,000 389,193
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 3/20/25 @
100(a) ........................................................... 333,000 306,143
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 4/20/25 @ 100(a) 1,300,000 1,243,884
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @
100(a) ........................................................... 500,000 474,368
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 366,000 304,781
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 677,000 576,606
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 136,000 125,800
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @
100(a) ........................................................... 196,294 191,235
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @
100(a) ........................................................... 329,793 315,659
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 10/20/25 @
100(a) ........................................................... 550,000 482,508
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @
100(a) ........................................................... 50,000 48,066
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39(a) ................ 750,000 697,691
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @
100(a) ........................................................... 200,000 194,084
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100(a) 484,324 448,523
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... 453,000 382,160
VB-S1 Issuer LLC, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) . 1,000,000 812,717
VB-S1 Issuer LLC, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .... 1,500,000 1,330,210
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) ... 300,000 268,152
Verizon Master Trust, Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100 .... 500,000 467,635
Verizon Master Trust, Series 2023-2, Class A, 4.89%, 4/13/28, Callable 4/20/25 @ 100 ..... 129,000 127,550
16,598,759
Total Asset-Backed Securities (Cost $50,056,580) 47,300,504
Collateralized Loan Obligations (4.7%)
Cash Flow CLO (4.7%):
720 East CLO Ltd., Series 2022-1A, Class B, 7.82% (TSFR3M+325bps), 1/20/36, Callable
1/20/25 @ 100(a)(b) ................................................. 350,000 351,785
720 East CLO Ltd., Series 2022-1A, Class D, 10.72% (TSFR3M+615bps), 1/20/36, Callable
1/20/25 @ 100(a)(b) ................................................. 500,000 482,110

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
720 East CLO Ltd., Series 2023-IA, Class D, 10.73% (TSFR3M+585bps), 4/15/36, Callable
4/15/25 @ 100(a)(b) ................................................. $ 500,000 $ 495,407
720 East CLO Ltd., Series 2023-IA, Class B, 7.38% (TSFR3M+250bps), 4/15/36, Callable
4/15/25 @ 100(a)(b) ................................................. 250,000 248,364
AIMCO CLO 17 Ltd., Series 2022-17A, Class B, 7.15% (TSFR3M+210bps), 7/20/35, Callable
7/20/24 @ 100(a)(b) ................................................. 250,000 248,203
Ballyrock CLO 20 Ltd., Series 2022-20A, Class A2A, 8.04% (TSFR3M+305bps), 7/15/34,
Callable 7/15/23 @ 100(a)(b) .......................................... 250,000 250,022
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.17% (TSFR3M+230bps), 4/20/35,
Callable 4/20/24 @ 100(a)(b) .......................................... 400,000 399,530
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A2, 7.52% (TSFR3M+265bps), 4/20/35,
Callable 4/20/24 @ 100(a)(b) .......................................... 500,000 503,046
Barrow Hanley CLO I Ltd., Series 2023-1A, Class C, 8.87% (TSFR3M+400bps), 4/20/35,
Callable 4/20/24 @ 100(a)(b) .......................................... 175,000 178,578
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 11.03% (TSFR3M+616bps), 4/20/35,
Callable 4/20/24 @ 100(a)(b) .......................................... 700,000 689,363
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @
100(a) ........................................................... 250,000 229,297
Dryden 109 CLO Ltd., Series 2022-112A, Class C, 9.09% (TSFR3M+400bps), 8/15/34,
Callable 8/15/23 @ 100(a)(b) .......................................... 250,000 250,130
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 6.96% (TSFR3M+170bps), 1/15/35,
Callable 1/15/24 @ 100(a)(b) .......................................... 500,000 487,341
Golub Capital Partners CLO 68B Ltd., Series 2023-68A, Class B (TSFR3M+280bps),
7/25/36(a)(b)(c)(d)(e) ................................................ 155,000 154,613
LCM Ltd., Series 36A, Class A2, 6.66% (TSFR3M+140bps), 1/15/34, Callable 1/15/24 @
100(a)(b) ......................................................... 750,000 709,136
Oaktree CLO Ltd., Series 2022-2A, Class B, 7.74% (TSFR3M+275bps), 7/15/33, Callable
1/15/24 @ 100(a)(b) ................................................. 500,000 499,328
Oaktree CLO Ltd., Series 2022-3A, Class C, 9.14% (TSFR3M+415bps), 7/15/35, Callable
7/15/24 @ 100(a)(b) ................................................. 250,000 251,808
Oaktree CLO Ltd., Series 2022-3A, Class B1, 8.09% (TSFR3M+310bps), 7/15/35, Callable
7/15/24 @ 100(a)(b) ................................................. 250,000 251,041
Oaktree CLO Ltd., Series 2023-1A, Class B, 7.41% (TSFR3M+255bps), 4/15/36, Callable
4/15/25 @ 100(a)(b) ................................................. 250,000 246,964
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A2, 7.76% (TSFR3M+250bps),
7/20/31, Callable 7/20/24 @ 100(a)(b) .................................... 378,000 377,546
Stratus CLO Ltd., Series 2021-3A, Class B, 6.80% (TSFR3M+155bps), 12/29/29, Callable
7/20/23 @ 100(a)(b) ................................................. 205,000 200,748
Stratus CLO Ltd., Series 2022-1A, Class B, 7.40% (TSFR3M+235bps), 7/20/30, Callable
7/20/23 @ 100(a)(b) ................................................. 250,000 247,767
Stratus CLO Ltd., Series 2022-2A, Class C, 9.05% (TSFR3M+400bps), 7/20/30, Callable
7/20/23 @ 100(a)(b) ................................................. 250,000 250,093
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 6.91% (TSFR3M+165bps), 1/15/34,
Callable 7/15/23 @ 100(a)(b) .......................................... 500,000 488,861
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 7.73% (TSFR3M+247bps), 1/18/35, Callable
1/18/24 @ 100(a)(b) ................................................. 750,000 718,175
TSTAT Ltd., Series 2022-1A, Class A2, 8.00% (TSFR3M+295bps), 7/20/31, Callable 10/20/23
@ 100(a)(b) ....................................................... 250,000 250,281
Venture 46 CLO Ltd., Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 7/20/24 @ 100(a) 475,000 436,787
Venture 47 CLO Ltd., Series 2023-47A, Class AJ, 7.35% (TSFR3M+230bps), 4/20/36,
Callable 4/20/25 @ 100(a)(b) .......................................... 194,000 195,242
10,091,566
Total Collateralized Loan Obligations (Cost $10,261,762) 10,091,566
Collateralized Mortgage Obligations (12.9%)
Commercial MBS (12.9%):
AOA Mortgage Trust, Series 2021-1177, Class B, 6.37% (TSFR1M+117bps), 10/15/38(a)(b) . 250,000 222,143
AOA Mortgage Trust, Series 2021-1177, Class D, 7.02% (TSFR1M+182bps), 10/15/38(a)(b) . 300,000 261,984
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.40%, 2/15/55,
Callable 2/15/32 @ 100(a)(f) .......................................... 500,000 433,305
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(f) .................. 100,000 81,461
Aventura Mall Trust, Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(f) .................. 790,000 713,834

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Aventura Mall Trust, Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(f) .................. $ 100,000 $ 86,086
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33,
Callable 4/14/25 @ 100(a) ............................................ 750,000 685,720
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.72%
(LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100(a)(b) ................... 375,000 331,371
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.83% (TSFR1M+364bps), 10/15/37(a)
(b) ............................................................. 550,000 516,775
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @
100(f) ........................................................... 135,135 122,379
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 10/15/30 @
100 ............................................................. 1,000,000 730,269
Benchmark Mortgage Trust, Series 2022-B36, Class XA, 0.81%, 7/15/55, Callable 6/15/32 @
100(f)(g) ......................................................... 10,001,000 478,350
BPR Trust, Series 2022-STAR, Class A, 8.38% (TSFR1M+323bps), 8/15/24(a)(b) ........ 407,215 406,506
BPR Trust, Series 2022-OANA, Class D, 8.84% (TSFR1M+370bps), 4/15/37(a)(b) ........ 500,000 486,167
BPR Trust, Series 2022-OANA, Class A, 7.04% (TSFR1M+190bps), 4/15/37(a)(b) ........ 1,000,000 973,597
BPR Trust, Series 2021-TY, Class D, 7.54% (TSFR1M+235bps), 9/15/38(a)(b) ........... 500,000 464,134
BPR Trust, Series 2021-TY, Class A, 6.24% (TSFR1M+105bps), 9/15/38(a)(b) ........... 500,000 474,944
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.71% (TSFR1M+145bps),
10/15/36(a)(b) ..................................................... 1,215,500 1,198,239
BX Commercial Mortgage Trust, Series 2021-XL2, Class B, 6.19% (TSFR1M+100bps),
10/15/38(a)(b) ..................................................... 231,679 224,466
BX Commercial Mortgage Trust, Series 2022-CSMO, Class D, 9.48% (TSFR1M+434bps),
6/15/27(a)(b) ...................................................... 500,000 496,313
BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, 9.04% (TSFR1M+389bps),
6/15/27(a)(b) ...................................................... 1,000,000 988,280
BX Mortgage Trust, Series 2021-PAC, Class B, 6.09% (TSFR1M+90bps), 10/15/36(a)(b) ... 250,000 240,112
BX Trust, Series 2021-RISE, Class B, 6.44% (TSFR1M+125bps), 11/15/36(a)(b) ......... 500,000 486,212
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .......................... 250,000 235,691
BXP Trust, Series 2021-601L, Class C, 2.87%, 1/15/44(a)(f) ........................ 250,000 163,852
BXP Trust, Series 2021-601L, Class D, 2.87%, 1/15/44(a)(f) ........................ 1,250,000 781,703
BXP Trust, Series 2021-601L, Class B, 2.87%, 1/15/44(a)(f) ........................ 500,000 356,248
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a) .................................................. 1,000,000 796,884
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.90%, 1/10/36(a)(f) ... 615,000 610,495
COMM Mortgage Trust, Series 2014- 277P, Class C, 3.73%, 8/10/49, Callable 8/10/24 @
100(a)(f) ......................................................... 333,000 308,645
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @
100(a) ........................................................... 825,000 646,486
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @
100(a)(f) ......................................................... 1,235,000 1,161,832
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a) ........................... 302,000 254,209
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class D, 6.75% (TSFR1M+161bps),
8/15/36(a)(b) ...................................................... 1,000,000 979,990
Hilton USA Trust, Series 2016-HHV, Class B, 4.33%, 11/5/38(a)(f) ................... 350,000 327,492
Hilton USA Trust, Series 2016-HHV, Class C, 4.33%, 11/5/38(a)(f) ................... 200,000 185,013
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 250,000 233,094
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39(a) ........... 1,200,000 1,032,633
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 7/10/39(a)(f) ......... 115,000 90,203
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(f) ......... 1,000,000 840,723
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.95%, 3/15/32(a)(f) ...... 750,000 596,982
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, 8.64% (TSFR1M+349bps),
10/15/39(a)(b) ..................................................... 100,000 98,344
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 6.29% (TSFR1M+110bps), 5/15/36(a)(b) 250,000 247,809
Life Mortgage Trust, Series 2022-BMR2, Class C, 7.24% (TSFR1M+209bps), 5/15/39,
Callable 5/15/24 @ 100(a)(b) .......................................... 250,000 242,090
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a) .......... 500,000 427,775
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.06% (TSFR1M+80bps),
4/15/38(a)(b) ...................................................... 250,000 245,494
MHC Commercial Mortgage Trust, Series MHC, Class D, 6.86% (TSFR1M+160bps),
4/15/38(a)(b) ...................................................... 500,000 485,413
MHP, Series 2022-MHIL, Class D, 6.76% (SOFR30A+161bps), 1/15/27(a)(b) ........... 485,829 460,126
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.90%, 11/9/43(a) .......... 500,000 345,275
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.90%, 11/9/43(a) .......... 750,000 499,255

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.54% (TSFR1M+239bps),
3/15/39(a)(b) ...................................................... $ 250,000 $ 243,187
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a) .................. 128,000 103,776
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a) ..................... 500,000 400,770
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41(a) ..................... 500,000 382,061
SMRT, Series 2022-MINI, Class E, 7.85% (SOFR30A+270bps), 1/15/39(a)(b) ........... 250,000 233,200
SREIT Trust, Series 2021-MFP2, Class B, 6.36% (TSFR1M+117bps), 11/15/36(a)(b) ...... 500,000 485,749
SREIT Trust, Series 2021-MFP2, Class D, 6.76% (TSFR1M+157bps), 11/15/36(a)(b) ...... 760,000 725,213
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 2/12/41, Callable 2/12/29 @
100(a)(f) ......................................................... 363,636 244,532
TTAN, Series 2021-MHC, Class C, 6.54% (TSFR1M+140bps), 3/15/38(a)(b) ............ 612,267 589,627
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 6.99%
(TSFR1M+180bps), 2/15/40(a)(b) ....................................... 227,255 204,855
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class B, 6.64%
(TSFR1M+145bps), 2/15/40(a)(b) ....................................... 227,255 207,733
27,577,106
Total Collateralized Mortgage Obligations (Cost $31,004,660) 27,577,106
Senior Secured Loans (2.1%)
Consumer Discretionary (0.7%):
Aramark Services, Inc., U.S. Term B-6 Loan, First Lien, 7.58% (SOFR01M+250bps),
6/13/30(b)(d) ...................................................... 31,104 31,065
Delta 2 (Lux) S.a.r.l., Term Loan B, First Lien, 8.15% (SOFR01M+300bps), 1/15/30(b) ..... 500,000 499,751
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.80%
(SOFR03M+375bps), 10/20/27(b) ....................................... 113,158 117,427
Great Outdoors Group LLC, Term B1, First Lien, 8.90% (US0001M+375bps), 3/5/28(b) .... 241,885 239,768
Scientific Games International, Inc., Initial Term B Loans, First Lien, 8.15%
(SOFR01M+300bps), 4/14/29(b) ........................................ 246,259 245,604
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.76% (TSFR1M+450bps), 1/15/27(b) .... 242,516 236,089
1,369,704
Consumer Staples (0.1%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.46% (SOFR03M+350bps),
10/8/27(b) ........................................................ 248,710 247,778
Financials (1.0%):
Central Parent, Inc., Initial Term Loan, First Lien, 9.15% (SOFR03M+425bps), 7/6/29(b) ... 248,750 247,889
Directv Financing LLC, Closing Date Term Loans, First Lien, 10.15% (US0001M+500bps),
8/2/27(b) ......................................................... 390,757 381,586
Hub International Ltd., 2022 Incremental Term Loans, First Lien, 9.07% (SOFR03M+400bps),
11/10/29(b)(d) ..................................................... 124,375 124,184
IRB Holding Corp., Term Loan B, First Lien, 8.15% (SOFR01M+300bps), 12/15/27(b) ..... 68,099 67,567
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.76% (US0003M+525bps),
6/20/27(b) ........................................................ 378,947 393,237
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.46% (SOFR03M+350bps),
11/8/27(b) ........................................................ 247,468 246,355
OEG Borrower LLC, Initial Term Loans, First Lien, 10.22% (SOFR03M+500bps), 6/16/29(b) 496,250 495,009
Whatabrands LLC, Initial Term B Loans, First Lien, 8.40% (US0001M+325bps), 8/3/28(b) .. 115,046 114,219
2,070,046
Health Care (0.2%):
Bausch + Lomb Corp., Initial Term Loans, First Lien, 8.49% (SOFR03M+325bps), 5/10/27(b) 495,000 479,531
Information Technology (0.1%):
TIBCO Software, Inc., Term A Loan, First Lien, 9.40% (SOFR03M+450bps), 9/30/28(b) ... 49,860 46,557
UKG, Inc., Incremental Term Loans, First Lien, 8.17% (SOFR03M+325bps), 5/3/26(b) ..... 244,392 239,580
286,137
Total Senior Secured Loans (Cost $4,430,181) 4,453,196

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (24.9%)
Communication Services (1.4%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 ............................ $ 250,000 $ 229,703
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @
102.13(a) ......................................................... 81,000 61,240
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 250,000 212,671
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a) ................ 613,000 599,458
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ................ 250,000 164,611
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75 ..................... 403,000 355,437
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100 ................................. 669,000 558,737
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 250,000 162,778
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100(a) ............................... 500,000 443,033
5.14%, 3/15/52, Callable 9/15/51 @ 100(a) ................................ 100,000 81,545
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @
101.94(a) ......................................................... 250,000 214,987
3,084,200
Consumer Discretionary (1.5%):
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... 89,000 67,716
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 627,000 532,749
Caesars Entertainment, Inc., 7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) .............. 81,000 81,394
Carnival Corp., 9.88%, 8/1/27, Callable 2/1/24 @ 104.94(a) ........................ 100,000 104,098
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 192,000 187,652
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102(a) ................. 100,000 87,924
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 200,000 139,266
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a) ................... 250,000 215,810
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100(a) ........................... 201,000 202,164
Marriott International, Inc., 2.75%, 10/15/33, Callable 7/15/33 @ 100 ................. 125,000 99,414
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 173,000 145,370
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 125,000 126,943
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 500,000 387,038
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 500,000 413,423
Sotheby's, 7.38%, 10/15/27, Callable 7/18/23 @ 103.69(a) ......................... 250,000 225,127
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 250,000 198,183
3,214,271
Consumer Staples (1.4%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 125,000 98,585
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 1,350,000 856,684
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30,
Callable 2/15/25 @ 103.66(a) .......................................... 100,000 92,312
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42 ........................... 250,000 209,220
Dollar General Corp.
5.00%, 11/1/32, Callable 8/1/32 @ 100 ................................... 204,000 198,340
5.45%, 7/5/33, Callable 4/5/33 @ 100 .................................... 262,000 259,688
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 500,000 408,356
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 250,000 204,940
Kellogg Co., 5.25%, 3/1/33, Callable 12/1/32 @ 100 .............................. 196,000 197,032
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 250,000 233,849
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75(a) .................... 250,000 199,083
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100 .............. 92,000 65,509
3,023,598
Energy (0.6%):
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100 ............. 500,000 424,754
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... 125,000 114,431
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100 250,000 221,991

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 8/7/23 @ 102.69(a) ................ $ 500,000 $ 480,587
1,241,763
Financials (9.6%):
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 212,000 213,745
Bank of America Corp., 2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(b) .... 750,000 572,761
Blackstone Holdings Finance Co. LLC, 6.20%, 4/22/33, Callable 1/22/33 @ 100(a) ....... 125,000 127,692
Blackstone Private Credit Fund
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 250,000 213,593
3.25%, 3/15/27, Callable 2/15/27 @ 100(a) ................................ 750,000 647,973
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................... 1,250,000 951,897
Brookfield Capital Finance LLC, 6.09%, 6/14/33, Callable 3/14/33 @ 100 .............. 204,000 207,141
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 29,000 26,053
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b) .................... 287,000 271,820
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b) .................. 250,000 237,368
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100 ................. 500,000 353,000
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 250,000 206,312
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100 ...... 500,000 484,462
Fifth Third Bancorp
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(h) ...................... 412,000 365,840
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(b) .................... 412,000 364,028
Global Atlantic Fin Co.
4.40%, 10/15/29, Callable 7/15/29 @ 100(a) ............................... 750,000 632,470
3.13%, 6/15/31, Callable 3/15/31 @ 100(a) ................................ 250,000 188,105
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 500,000 407,442
4.15%, 8/15/49, Callable 2/15/49 @ 100 .................................. 750,000 560,513
Hub International Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a) ................. 31,000 32,010
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b) . 500,000 358,135
JPMorgan Chase & Co.
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100(b) .................... 250,000 213,923
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100(b) .................... 250,000 253,664
KeyBank NA, 4.90%, 8/8/32 ............................................... 347,000 273,944
KeyCorp, 4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b) ............. 367,000 309,163
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a) ............................ 350,000 406,062
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ 500,000 407,941
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(b) ............... 250,000 195,069
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(b) .................... 925,000 700,133
National Securities Clearing Corp., 5.00%, 5/30/28, Callable 4/30/28 @ 100(a) ........... 118,000 117,434
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... 65,000 59,690
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 1,600,000 1,264,531
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 250,000 259,071
OWL Rock Core Income Corp.
5.50%, 3/21/25(a) .................................................. 500,000 481,881
4.70%, 2/8/27, Callable 1/8/27 @ 100(a) .................................. 375,000 340,966
7.75%, 9/16/27, Callable 8/16/27 @ 100(a) ................................ 152,000 150,479
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 189,000 190,130
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(h) ........ 149,000 141,647
State Street Corp., 4.16% (SOFR+173bps), 8/4/33, Callable 8/4/32 @ 100(b) ............ 750,000 695,876
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b) . 500,000 363,033
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)
(h) ............................................................. 317,000 307,382
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(h) ....................... 1,389,000 1,332,148
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(b) .................... 315,000 319,707
The Huntington National Bank, 5.50% (TSFR3M+509bps), 5/6/30, Callable 5/6/25 @ 100(b) 750,000 696,365
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @
100(b) ........................................................... 657,000 603,905
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(b)(h) ...................... 331,000 285,189
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(h) ....................... 690,875 639,658
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(b) ............. 891,000 807,888

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
United Financial Bancorp, Inc., 5.75%, 10/1/24 ................................. $ 300,000 $ 287,707
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(h) ............................ 202,000 199,203
Willis North America, Inc., 5.35%, 5/15/33, Callable 2/15/33 @ 100 .................. 634,000 618,508
20,344,657
Health Care (1.0%):
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 250,000 263,120
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100 ............................. 350,000 233,618
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100 ................. 125,000 110,086
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 614,000 489,596
CVS Health Corp., 5.63%, 2/21/53, Callable 8/21/52 @ 100 ........................ 250,000 248,380
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 55,000 47,724
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100(a) .......... 250,000 261,406
HCA, Inc.
3.50%, 9/1/30, Callable 3/1/30 @ 100 .................................... 205,000 179,570
5.90%, 6/1/53, Callable 12/1/52 @ 100 ................................... 191,000 189,366
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 209,000 172,205
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19 ................... 50,000 45,118
2,240,189
Industrials (3.4%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 250,000 200,738
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 ......................... 250,000 201,052
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 246,000 239,074
Ashtead Capital, Inc., 2.45%, 8/12/31, Callable 5/12/31 @ 100(a) .................... 250,000 196,524
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 653,000 541,804
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 116,628 102,307
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 437,127 424,270
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 153,000 119,339
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 125,000 118,983
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 8/7/23 @ 103.25(a) ........................................... 1,000,000 1,002,501
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 244,000 243,546
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100 .................... 347,000 295,522
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104(a) 800,000 807,996
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 250,000 225,360
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 1,257,000 1,250,200
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 444,000 399,250
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ............... 250,000 257,838
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 610,000 602,001
7,228,305
Information Technology (1.5%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100 .......................... 350,000 287,087
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ................................ 250,000 194,881
3.42%, 4/15/33, Callable 1/15/33 @ 100(a) ................................ 250,000 209,295
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100 .................... 250,000 197,415
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 153,000 125,759
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 524,000 438,131
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 250,000 178,513
Seagate HDD Cayman, 9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a) ................. 205,450 227,105
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 196,000 198,781
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 500,000 418,733
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100 ........................... 500,000 392,903
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 150,000 111,037
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100 ............................. 125,000 112,484
3,092,124
Materials (1.4%):
Amcor Finance USA, Inc., 5.63%, 5/26/33, Callable 2/26/33 @ 100 ................... 286,000 282,747
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 750,000 614,623

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ $ 257,000 $ 221,092
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 41,000 31,985
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 376,000 307,090
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 250,000 184,648
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5 .............................. 100,000 92,505
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100 .............. 355,000 289,625
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 106,000 120,109
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 686,000 619,983
4.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 449,000 390,427
3,154,834
Real Estate (2.7%):
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33, Callable 11/1/32 @ 100 ................................... 750,000 548,854
5.15%, 4/15/53, Callable 10/15/52 @ 100 ................................. 250,000 224,818
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 260,000 260,210
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 1,240,000 896,059
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 400,000 320,864
5.95%, 8/15/34, Callable 5/15/34 @ 100 .................................. 308,000 305,063
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100 ......................... 565,000 395,788
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100 ........ 233,000 188,344
Healthpeak Properties, Inc., 2.13%, 12/1/28, Callable 10/1/28 @ 100 .................. 500,000 423,242
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100 ................... 125,000 106,070
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 388,000 264,507
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28, Callable 7/15/25 @ 103.63(a) 31,000 31,317
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100(a) ................................ 163,000 154,771
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 211,000 214,407
2.59%, 10/15/31(a) .................................................. 500,000 396,035
Simon Property Group LP, 5.85%, 3/8/53, Callable 9/3/52 @ 100 ..................... 391,000 388,623
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 876,000 771,887
5,890,859
Utilities (0.4%):
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 100,000 78,230
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 125,000 101,251
NRG Energy, Inc.
4.45%, 6/15/29, Callable 3/15/29 @ 100(a) ................................ 250,000 221,227
7.00%, 3/15/33, Callable 12/15/32 @ 100(a) ............................... 364,000 367,527
768,235
Total Corporate Bonds (Cost $57,707,853) 53,283,035
Yankee Dollars (4.8%)
Communication Services (0.2%):
Rogers Communications, Inc.
3.80%, 3/15/32, Callable 12/15/31 @ 100(a) ............................... 250,000 218,574
4.55%, 3/15/52, Callable 9/15/51 @ 100(a) ................................ 250,000 202,147
420,721
Consumer Discretionary (0.0%):(i)
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a) ................... 97,000 84,981
Consumer Staples (0.2%):
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 188,000 186,630
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 500,000 399,727
586,357
Financials (3.2%):
Avolon Holdings Funding Ltd., 2.75%, 2/21/28, Callable 12/21/27 @ 100(a) ............ 190,000 160,067
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b) ........ 500,000 391,454
Barclays Bank PLC, 5.36% (US0006M+25bps), Callable 7/26/23 @ 100(b)(h) ........... 450,000 448,455

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Barclays PLC, 3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100(b) ............. $ 750,000 $ 592,712
BBVA Bancomer SA, 8.45%, 6/29/38, Callable 6/29/33 @ 100(a) .................... 116,000 115,892
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(h) ........ 250,000 240,247
Brookfield Finance I UK PLC/Brookfield Finance, Inc., 2.34%, 1/30/32, Callable 10/30/31 @
100 ............................................................. 123,000 95,599
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 600,000 490,768
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(b) .... 500,000 403,980
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) .......... 750,000 549,320
HSBC Holdings PLC, 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(b) ........ 50,000 55,450
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a) ...................... 100,000 67,171
Lloyds Banking Group PLC
3.75% (H15T1Y+180bps), 3/18/28, Callable 3/18/27 @ 100(b) .................. 250,000 231,211
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(b) ................. 152,000 164,640
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b) ...... 750,000 567,629
Mizuho Financial Group, Inc., 2.56%, 9/13/31 .................................. 500,000 393,021
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ........................ 320,000 315,318
Societe Generale SA
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100(a)(b) ................ 500,000 398,801
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(b) ................ 250,000 166,239
Standard Chartered PLC, 5.17% (US0006M+6bps), Callable 7/26/23 @ 100(b)(h) ........ 200,000 199,152
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(b) .. 500,000 382,665
6,429,791
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 400,000 333,963
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 250,000 202,130
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 144,000 146,735
Seagate HDD Cayman, 8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a) ................. 40,000 41,976
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 322,000 325,744
716,585
Materials (0.1%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 250,000 256,806
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a) .................. 50,000 54,317
311,123
Real Estate (0.7%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 2,142,000 1,689,075
Total Yankee Dollars (Cost $12,081,957) 10,572,596
Municipal Bonds (0.5%)
Alabama (0.1%):
Homewood Educational Building Authority Revenue, 2.25%, 12/1/29 ................. 250,000 206,712
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39 ....................................... 145,000 137,012
Montana (0.1%):
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31 ....................... 250,000 203,497
New York (0.1%):
New York City Housing Development Corp. Revenue, 3.76%, 1/1/29 .................. 250,000 231,740
South Carolina (0.1%):
County of Charleston SC Revenue, 1.92%, 12/1/29 ............................... 250,000 210,302
Total Municipal Bonds (Cost $1,143,517) 989,263

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
U.S. Government Agency Mortgages (6.1%)
Federal Home Loan Mortgage Corp.
4.50%, 11/1/42 - 10/1/52 .............................................. $ 969,601 $ 934,636
4.00%, 1/1/43 ..................................................... 250,272 237,846
3.00%, 1/1/52 - 5/1/52 ............................................... 472,696 417,460
3.50%, 7/1/52 ..................................................... 337,879 307,880
5.00%, 9/1/52 - 6/1/53 ............................................... 2,093,984 2,052,492
5.50%, 4/1/53 - 6/1/53 ............................................... 441,858 439,935
4,390,249
Federal National Mortgage Association
4.00%, 4/1/38 - 9/1/52 ............................................... 2,802,312 2,641,141
3.50%, 12/1/42 - 6/1/52 .............................................. 538,696 494,295
2.50%, 10/1/50 .................................................... 253,887 215,318
3.00%, 12/1/51 .................................................... 261,665 230,729
4.50%, 6/1/52 - 9/1/52 ............................................... 1,869,390 1,796,701
5.50%, 6/1/52 - 10/1/52 .............................................. 1,374,282 1,367,667
6.00%, 7/1/52 ..................................................... 443,247 447,392
5.00%, 4/1/53 ..................................................... 250,136 245,005
7,438,248
Government National Mortgage Association
3.50%, 6/20/52 .................................................... 213,946 197,881
4.50%, 9/20/52 - 5/20/53 ............................................. 949,515 916,771
1,114,652
Total U.S. Government Agency Mortgages (Cost $13,278,486) 12,943,149
U.S. Treasury Obligations (20.9%)
U.S. Treasury Bonds
1.38%, 11/15/40 .................................................... 2,500,000 1,673,438
1.75%, 8/15/41 .................................................... 14,650,000 10,298,492
3.38%, 8/15/42 .................................................... 2,275,000 2,065,273
1.25%, 5/15/50 .................................................... 1,000,000 562,500
2.00%, 8/15/51 .................................................... 4,250,000 2,897,969
3.63%, 2/15/53 .................................................... 763,000 732,838
U.S. Treasury Notes
4.00%, 2/28/30 .................................................... 250,000 249,883
0.63%, 8/15/30 .................................................... 2,850,000 2,270,648
1.25%, 8/15/31 .................................................... 5,000,000 4,103,906
1.88%, 2/15/32 .................................................... 10,250,000 8,781,367
2.75%, 8/15/32 .................................................... 4,520,000 4,144,275
3.50%, 2/15/33 .................................................... 6,218,000 6,057,692
3.38%, 5/15/33 .................................................... 944,000 910,518
Total U.S. Treasury Obligations (Cost $48,140,514) 44,748,799
Total Investments (Cost $228,105,510) — 99.1% 211,959,214
Other assets in excess of liabilities — 0.9% 1,885,183
NET ASSETS - 100.00% $ 213,844,397
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$104,642,732 and amounted to 48.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(c) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(d) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(e) Zero-coupon bond.
(f) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2023.
(g) Security is interest only.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Amount represents less than 0.05% of net assets.
ABS
—
Asset-Backed Securities

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
bps—Basis points
CLO
—
Collateralized Loan Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN—Medium Term Note
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2023.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of June 30, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2023.
US0001M
—
1 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
US0006M
—
6 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 70 9/20/23 $ 8,004,210 $ 7,858,594 $ (145,616)
5-Year U.S. Treasury Note Futures ....... 12 9/29/23 1,310,467 1,285,125 (25,342)
U.S. Long Bond Futures .............. 50 9/20/23 6,367,811 6,345,313 (22,498)
$ (193,456)
Total unrealized appreciation $ –
Total unrealized depreciation (193,456)
Total net unrealized appreciation (depreciation) $ (193,456)

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares Corporate Bond ETF
166
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (79.0%)
Communication Services (7.7%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 ............................... $ 2,000,000 $ 1,439,207
Charter Communications Operating LLC/Charter Communications Operating Capital , 5 .38% ,
4/1/38 , Callable 10/1/37 @ 100 ......................................... 750,000 638,012
Comcast Corp. , 2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (a) .......................... 1,000,000 670,722
Discovery Communications LLC , 3 .95% , 3/20/28 , Callable 12/20/27 @ 100 ............. 500,000 465,483
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 445,000 395,657
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 750,000 668,865
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 (a) .............. 500,000 414,879
T-Mobile USA, Inc.
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,246,742
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 500,000 400,074
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 1,000,000 788,444
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 1,000,000 651,113
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 (a) ............... 389,000 326,342
8,105,540
Consumer Discretionary (4.4%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 250,000 199,628
AutoNation, Inc. , 3 .85% , 3/1/32 , Callable 12/1/31 @ 100 .......................... 500,000 424,840
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 167,000 137,155
Hasbro, Inc. , 3 .55% , 11/19/26 , Callable 9/19/26 @ 100 ............................ 500,000 464,532
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 250,000 174,082
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 1,000,000 707,261
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 250,000 215,883
Newell Brands, Inc. , 6 .38% , 9/15/27 , Callable 6/15/27 @ 100 ....................... 250,000 240,057
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 750,000 620,134
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 600,000 372,418
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 500,000 396,365
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 250,000 247,826
Volkswagen Group of America Finance LLC , 4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) ..... 500,000 478,175
4,678,356
Consumer Staples (3.7%):
Anheuser-Busch InBev Worldwide, Inc.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 500,000 465,399
3 .75% , 7/15/42 .................................................... 750,000 627,661
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 500,000 419,856
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 250,000 206,606
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 250,000 247,443
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 750,000 614,820
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 250,000 235,639
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 75,000 66,074
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 500,000 396,219
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 500,000 408,834
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. 250,000 178,013
3,866,564
Energy (1.8%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 250,000 170,011
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 250,000 236,811
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (c) ........... 250,000 225,786
MPLX LP , 4 .70% , 4/15/48 , Callable 10/15/47 @ 100 ............................. 500,000 411,833
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 (a) .......................... 250,000 221,148
Plains All American Pipeline LP/PAA Finance Corp. , 3 .80% , 9/15/30 , Callable 6/15/30 @ 100 500,000 443,980
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
3/1/25 @ 102.75 ................................................... 250,000 240,569
1,950,138

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Financials (23.9%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... $ 278,000 $ 280,477
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (b) ....... 500,000 478,715
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 500,000 371,655
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 250,000 186,848
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (b) (c) ...................... 500,000 432,276
3 .42% ( TSFR3M + 104 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (b) ................ 1,250,000 1,149,195
2 .69% ( SOFR + 110 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (b) .................... 1,750,000 1,449,865
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................... 250,000 190,379
BMW U.S. Capital LLC , 3 .70% , 4/1/32 , Callable 1/1/32 @ 100 (a) .................... 250,000 230,014
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (b) ..... 500,000 477,550
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .................... 227,000 214,994
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) .................. 250,000 237,368
Corebridge Global Funding , 5 .75% , 7/2/26 (a) ................................... 250,000 249,204
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 500,000 468,943
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 250,000 206,312
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 750,000 690,146
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (c) ........... 250,000 221,990
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 750,000 570,649
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 250,000 254,693
Ford Motor Credit Co. LLC , 6 .80% , 5/12/28 , Callable 4/12/28 @ 100 ................. 250,000 250,568
Glencore Funding LLC , 1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................... 300,000 270,479
Global Atlantic Fin Co. , 3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (a) ................... 250,000 188,105
Global Payments, Inc. , 5 .40% , 8/15/32 , Callable 5/15/32 @ 100 ...................... 250,000 243,621
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (b) ...................... 250,000 232,567
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) .................. 500,000 358,135
JPMorgan Chase & Co.
4 .60% ( SOFR + 313 bps ) , Callable 2/1/25 @ 100 (b) (c) ......................... 500,000 466,678
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (b) .................... 250,000 229,522
2 .96% ( SOFR + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (b) .................... 250,000 213,923
1 .95% ( SOFR + 1 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (b) ....................... 1,250,000 996,225
3 .16% ( SOFR + 146 bps ) , 4/22/42 , Callable 4/22/41 @ 100 (b) .................... 500,000 377,345
3 .33% ( SOFR + 158 bps ) , 4/22/52 , Callable 4/22/51 @ 100 (b) .................... 1,000,000 728,890
KeyBank NA , 3 .90% , 4/13/29 .............................................. 500,000 394,586
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (b) .......... 250,000 228,097
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 500,000 419,567
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (b) ....................... 2,250,000 2,014,239
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (b) ............... 250,000 195,069
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 250,000 189,225
2 .80% ( SOFR + 143 bps ) , 1/25/52 , Callable 1/25/51 @ 100 (b) .................... 1,000,000 656,820
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 500,000 395,166
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 500,000 518,142
OWL Rock Core Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 (a) ............... 375,000 340,966
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 500,000 502,988
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 250,000 206,795
Prudential Financial, Inc. , 3 .94% , 12/7/49 , Callable 6/7/49 @ 100 .................... 500,000 398,345
Regions Bank , 6 .45% , 6/26/37 ............................................. 500,000 493,327
Santander Holdings USA, Inc. , 6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) . 250,000 245,389
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (b) .......... 250,000 248,554
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 250,000 190,656
The Allstate Corp. , 5 .75% ( US0003M + 294 bps ) , 8/15/53 , Callable 8/15/23 @ 100 (b) ....... 500,000 493,782
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (b) (c) ......................................................... 250,000 242,415
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (c) ....................... 250,000 239,768
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 150,000 152,242
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250,000 240,110
The PNC Financial Services Group, Inc. , 2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ....... 1,000,000 844,309
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (c) ...................... 500,000 430,799

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
1 .89% ( SOFR + 63 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (b) .................. $ 1,000,000 $ 831,741
US Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .............. 250,000 249,900
W R Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ........................ 250,000 177,835
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500,000 431,831
Wells Fargo & Co. , 2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (b) . 250,000 216,084
25,106,078
Health Care (6.3%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 500,000 430,834
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 500,000 427,736
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 250,000 207,143
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 (a) .................. 250,000 202,518
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 250,000 232,689
Bristol-Myers Squibb Co. , 2 .55% , 11/13/50 , Callable 5/13/50 @ 100 .................. 500,000 325,595
Cigna Corp. , 3 .40% , 3/1/27 , Callable 12/1/26 @ 100 .............................. 500,000 471,055
CVS Health Corp. , 1 .75% , 8/21/30 , Callable 5/21/30 @ 100 ........................ 1,500,000 1,197,424
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 1,000,000 867,705
Fresenius Medical Care U.S. Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) .. 500,000 379,022
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 (a) ................................ 94,000 77,278
5 .90% , 6/1/53 , Callable 12/1/52 @ 100 ................................... 500,000 495,722
Illumina, Inc. , 2 .55% , 3/23/31 , Callable 12/23/30 @ 100 ........................... 500,000 414,004
PerkinElmer, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ........................ 500,000 410,769
Roche Holdings, Inc. , 1 .93% , 12/13/28 , Callable 10/13/28 @ 100 (a) .................. 500,000 433,779
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (a) ............ 191,000 151,096
6,724,369
Industrials (8.3%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 750,000 602,214
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 250,000 201,052
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) .................... 500,000 483,793
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 500,000 413,179
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 700,000 596,861
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 750,000 575,310
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 350,000 303,059
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 250,000 242,647
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 250,000 199,729
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 250,000 222,558
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 750,000 584,993
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500,000 412,051
Leidos, Inc. , 5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ............................ 250,000 248,775
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 500,000 386,481
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 500,000 505,556
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 500,000 425,248
Raytheon Technologies Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............... 250,000 204,492
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 81,000 80,849
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 500,000 456,867
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 750,000 676,081
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 497,295
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 500,000 449,606
8,768,696
Information Technology (7.3%):
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 750,000 615,185
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ........................ 1,000,000 779,526
Dell International LLC/EMC Corp.
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 ................................... 40,000 40,402
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (a) ............................... 500,000 352,639
HP, Inc. , 4 .00% , 4/15/29 , Callable 2/15/29 @ 100 ................................ 500,000 466,591
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 500,000 424,275
Micron Technology, Inc. , 5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ..................... 250,000 249,146
Microsoft Corp.

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
3 .45% , 8/8/36 , Callable 2/8/36 @ 100 .................................... $ 500,000 $ 455,865
2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ................................... 250,000 172,948
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 1,000,000 908,101
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 500,000 436,481
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 250,000 178,513
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 1,000,000 806,793
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 1,000,000 837,464
Western Digital Corp.
2 .85% , 2/1/29 , Callable 12/1/28 @ 100 ................................... 500,000 399,866
3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 125,000 92,531
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 500,000 463,898
7,680,224
Materials (4.7%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 250,000 243,627
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 227,000 224,418
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 588,000 505,844
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 500,000 390,058
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 500,000 465,187
Celanese U.S. Holdings LLC , 6 .33% , 7/15/29 , Callable 5/15/29 @ 100 ................ 128,000 127,381
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 250,000 204,182
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 250,000 165,743
LYB International Finance III LLC
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 150,000 150,036
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 381,808
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 750,000 496,701
Reliance Steel & Aluminum Co. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .............. 500,000 407,923
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 .................... 500,000 537,307
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 750,000 611,330
4,911,545
Real Estate (4.4%):
Alexandria Real Estate Equities, Inc. , 2 .00% , 5/18/32 , Callable 2/18/32 @ 100 ........... 1,000,000 756,536
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 500,000 376,854
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 250,000 200,540
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 250,000 247,616
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 250,000 203,945
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 250,000 175,127
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 500,000 462,567
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500,000 402,581
GLP Capital LP/GLP Financing II, Inc. , 3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ........ 117,000 94,576
Host Hotels & Resorts LP , 3 .50% , 9/15/30 , Callable 6/15/30 @ 100 ................... 500,000 424,278
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 650,000 443,118
Physicians Realty LP , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ....................... 250,000 194,502
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 210,000 213,392
Simon Property Group LP , 2 .25% , 1/15/32 , Callable 10/15/31 @ 100 .................. 250,000 195,401
VICI Properties LP , 4 .75% , 2/15/28 , Callable 1/15/28 @ 100 ........................ 250,000 236,858
4,627,891
Utilities (6.5%):
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 500,000 346,317
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 250,000 223,498
DTE Electric Co. , 3 .65% , 3/1/52 , Callable 9/1/51 @ 100 ........................... 500,000 390,389
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 250,000 212,695
Duke Energy Florida LLC , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .................. 1,000,000 821,709
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 250,000 195,574
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 500,000 405,005
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 250,000 182,554
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 500,000 345,453
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 500,000 466,904

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... $ 500,000 $ 316,084
NextEra Energy Capital Holdings, Inc.
5 .48% ( SOFR + 40 bps ) , 11/3/23 , Callable 8/7/23 @ 100 (b) ...................... 250,000 249,968
2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 500,000 405,803
Oglethorpe Power Corp. , 4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ..................... 312,000 257,612
Oncor Electric Delivery Co. LLC , 3 .75% , 4/1/45 , Callable 10/1/44 @ 100 .............. 500,000 407,760
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 500,000 347,493
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 250,000 249,424
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 250,000 167,894
Union Electric Co. , 2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500,000 400,247
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 250,000 165,450
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 397,820
6,955,653
Total Corporate Bonds (Cost $97,913,573) 83,375,054
Yankee Dollars (17.1%)
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 500,000 429,320
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 250,000 199,864
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 5 .75% , 4/1/33 , Callable 1/1/33
@ 100 (a) ......................................................... 250,000 235,445
864,629
Energy (0.7%):
Shell International Finance BV , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ................. 500,000 447,458
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 250,000 265,464
712,922
Financials (12.3%):
Bank of New Zealand , 2 .87% , 1/27/32 (a) ...................................... 250,000 208,151
Barclays PLC
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ...................... 250,000 246,699
4 .95% , 1/10/47 .................................................... 1,000,000 883,033
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 500,000 477,652
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (c) ...................... 500,000 480,492
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (b) (c) ...................... 250,000 227,410
BPCE SA , 3 .25% , 1/11/28 (a) .............................................. 250,000 226,203
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 500,000 408,974
Canadian Imperial Bank of Commerce , 7 .26% , 4/10/32 (a) .......................... 215,624 245,520
Commonwealth Bank of Australia , 2 .69% , 3/11/31 (a) ............................. 500,000 390,715
Credit Agricole SA , 3 .25% , 10/4/24 (a) ........................................ 500,000 481,713
Credit Suisse Group AG
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (b) .................. 500,000 403,980
9 .02% ( SOFR + 502 bps ) , 11/15/33 , Callable 11/15/32 @ 100 (a) (b) ................ 250,000 299,079
Deutsche Bank AG , 4 .88% ( USISDA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (b) ..... 500,000 422,217
Enel Finance International NV , 7 .50% , 10/14/32 , Callable 7/14/32 @ 100 (a) ............. 500,000 553,414
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (b) ........ 1,000,000 836,720
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (a) ....................... 250,000 192,185
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (b) ................... 1,000,000 885,252
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) ................. 303,000 328,197
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (b) ...... 500,000 378,419
NatWest Group PLC , 1 .64% ( H15T1Y + 90 bps ) , 6/14/27 , Callable 6/14/26 @ 100 (b) ....... 1,000,000 880,480
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 250,000 238,621
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 500,000 373,439
Societe Generale SA , 1 .49% ( H15T1Y + 1 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (b) .... 500,000 438,461
Standard Chartered PLC , 7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (a) (b) 500,000 529,960
Sumitomo Mitsui Financial Group, Inc. , 2 .47% , 1/14/29 ........................... 250,000 214,002
The Bank of Nova Scotia , 4 .50% , 12/16/25 .................................... 500,000 482,330
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (b) . 500,000 460,545
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 217,000 200,272

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Westpac Banking Corp. , 4 .32% ( USISDA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (b) $ 500,000 $ 463,403
12,857,538
Health Care (1.0%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 152,000 135,632
Royalty Pharma PLC , 3 .55% , 9/2/50 , Callable 3/2/50 @ 100 ........................ 750,000 506,428
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 475,000 384,627
1,026,687
Industrials (0.8%):
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 500,000 434,273
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 250,000 235,825
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 250,000 252,965
923,063
Information Technology (0.4%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 98,000 99,861
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 321,000 324,733
424,594
Materials (0.7%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 250,000 256,806
Braskem Netherlands Finance BV , 7 .25% , 2/13/33 , Callable 11/13/32 @ 100 (a) .......... 100,000 98,193
CCL Industries, Inc. , 3 .25% , 10/1/26 , Callable 7/1/26 @ 100 (a) ...................... 500,000 461,432
816,431
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 504,000 397,429
Total Yankee Dollars (Cost $20,222,268) 18,023,293
U.S. Treasury Obligations (1.1%)
U.S. Treasury Notes , 1 .13% , 1/15/25 ......................................... 1,250,000 1,175,537
Total U.S. Treasury Obligations (Cost $1,192,601) 1,175,537
Commercial Papers (2.1%)
Financials (1.4%):
Brookfield Corp. Treasury Ltd. , 5 .27% , 7/5/23 (a) (d) .............................. $ 500,000 499,634
Hannover Funding Co. LLC , 5 .25% , 7/11/23 (a) (d) ............................... 1,000,000 998,398
1,498,032
Utilities (0.7%):
Alliant Energy , 5 .21% , 7/3/23 (a) (d) .......................................... 700,000 699,696
Total Commercial Papers (Cost $2,198,006) 2,197,728
Total Investments (Cost $121,526,448) — 99.3% 104,771,612
Other assets in excess of liabilities — 0.7% 714,485
NET ASSETS - 100.00% $ 105,486,097
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$22,074,889 and amounted to 20.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d) Rate represents the effective yield at June 30, 2023.
bps—Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
LIBOR
—
London Interbank Offered Rate
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
USISDA05
—
5 Year ICE Swap Rate, rate disclosed as of June 30, 2023.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2023.

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF
173
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.6%)
Aerospace & Defense (4.2%):
HEICO Corp. .......................................................... 597 $ 105,633
Building Products (2.7%):
Carlisle Cos., Inc. ....................................................... 266 68,237
Commercial Services & Supplies (11.2%):
Cintas Corp. .......................................................... 168 83,509
Copart, Inc. (a) ......................................................... 1,280 116,749
Rollins, Inc. ........................................................... 1,744 74,696
274,954
Consumer Discretionary (10.6%):
LKQ Corp. ........................................................... 1,176 68,526
NVR, Inc. (a) .......................................................... 17 107,961
Pool Corp. ............................................................ 238 89,164
265,651
Consumer Staples (5.5%):
Darling Ingredients, Inc. (a) ................................................ 1,059 67,554
The Hershey Co. ....................................................... 282 70,415
137,969
Ground Transportation (8.2%):
J.B. Hunt Transport Services, Inc. ........................................... 373 67,524
Landstar System, Inc. .................................................... 333 64,116
Old Dominion Freight Line, Inc. ............................................ 193 71,362
203,002
Health Care (16.5%):
Chemed Corp. ......................................................... 158 85,584
Hologic, Inc. (a) ........................................................ 1,151 93,196
Laboratory Corp. of America Holdings ........................................ 304 73,364
STERIS PLC .......................................................... 356 80,093
Waters Corp. (a) ........................................................ 296 78,896
411,133
Information Technology (18.2%):
Amphenol Corp. , Class A ................................................. 1,130 95,993
Cadence Design Systems, Inc. (a) ............................................ 335 78,564
Keysight Technologies, Inc. (a) ............................................. 430 72,004
PTC, Inc. (a) ........................................................... 550 78,265
Teledyne Technologies, Inc. (a) ............................................. 184 75,643
Zebra Technologies Corp. (a) ............................................... 166 49,108
449,577
Machinery (7.0%):
Graco, Inc. ........................................................... 1,068 92,222
The Toro Co. .......................................................... 812 82,540
174,762
Materials (3.0%):
Crown Holdings, Inc. .................................................... 865 75,143
Professional Services (7.9%):
CACI International, Inc. , Class A (a) ......................................... 257 87,596
Verisk Analytics, Inc. .................................................... 484 109,398
196,994

Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Trading Companies & Distributors (3.6%):
Fastenal Co. ........................................................... 1,500 $ 88,485
Total Common Stocks (Cost $2,234,834) 2,451,540
Total Investments (Cost $2,234,834) — 98.6% 2,451,540
Other assets in excess of liabilities — 1.4% 35,910
NET ASSETS - 100.00% $ 2,487,450
(a) Non-income producing security.
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
175
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.8%)
Biotechnology (3.9%):
AbbVie, Inc. .......................................................... 13,244 $ 1,784,363
Alnylam Pharmaceuticals, Inc. (a) ........................................... 546 103,707
Amgen, Inc. ........................................................... 2,468 547,945
Biogen, Inc. (a) ......................................................... 2,343 667,404
BioMarin Pharmaceutical, Inc. (a) ........................................... 367 31,812
Gilead Sciences, Inc. .................................................... 9,731 749,968
Horizon Therapeutics PLC (a) .............................................. 3,259 335,188
Incyte Corp. (a) ......................................................... 436 27,141
Moderna, Inc. (a) ....................................................... 773 93,920
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,275 916,139
Seagen, Inc. (a) ......................................................... 2,582 496,932
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,440 1,210,570
6,965,089
Communication Services (12.4%):
Activision Blizzard, Inc. (a) ................................................ 4,963 418,381
Alphabet, Inc. , Class C (a) ................................................. 35,880 4,340,404
Alphabet, Inc. , Class A (a) ................................................. 40,665 4,867,600
AT&T, Inc. ........................................................... 5,476 87,342
Charter Communications, Inc. , Class A (a) ..................................... 887 325,858
Comcast Corp. , Class A .................................................. 29,157 1,211,474
Electronic Arts, Inc. ..................................................... 1,698 220,231
Fox Corp. , Class A ...................................................... 1,999 67,966
Fox Corp. , Class B ...................................................... 1,151 36,705
Liberty Broadband Corp. , Class C (a) ......................................... 1,349 108,068
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 1,317 99,144
Live Nation Entertainment, Inc. (a) ........................................... 1,001 91,201
Meta Platforms, Inc. , Class A (a) ............................................ 15,418 4,424,658
Netflix, Inc. (a) ......................................................... 2,963 1,305,171
Omnicom Group, Inc. .................................................... 1,348 128,262
Paramount Global , Class B ................................................ 11,997 190,872
Pinterest, Inc. , Class A (a) ................................................. 4,260 116,468
ROBLOX Corp. , Class A (a) ............................................... 3,452 139,116
Sirius XM Holdings, Inc. ................................................. 761 3,447
Snap, Inc. , Class A (a) .................................................... 7,618 90,197
Take-Two Interactive Software, Inc. (a) ........................................ 1,063 156,431
The Trade Desk, Inc. , Class A (a) ............................................ 3,065 236,679
The Walt Disney Co. (a) .................................................. 11,921 1,064,306
T-Mobile U.S., Inc. (a) .................................................... 5,175 718,808
Verizon Communications, Inc. .............................................. 41,655 1,549,150
Warner Bros Discovery, Inc. (a) ............................................. 18,625 233,558
22,231,497
Communications Equipment (0.7%):
Arista Networks, Inc. (a) .................................................. 1,000 162,060
Cisco Systems, Inc. ..................................................... 16,993 879,218
Motorola Solutions, Inc. .................................................. 665 195,031
1,236,309
Consumer Discretionary (10.6%):
Airbnb, Inc. , Class A (a) .................................................. 2,010 257,602
Amazon.com, Inc. (a) .................................................... 44,999 5,866,069
AutoZone, Inc. (a) ....................................................... 113 281,750
Best Buy Co., Inc. ...................................................... 1,661 136,119
Booking Holdings, Inc. (a) ................................................. 173 467,157
Burlington Stores, Inc. (a) ................................................. 481 75,705
Chipotle Mexican Grill, Inc. (a) ............................................. 124 265,236
Coupang, Inc. (a) ....................................................... 6,403 111,412
D.R. Horton, Inc. ....................................................... 1,446 175,963
Darden Restaurants, Inc. .................................................. 579 96,739
DoorDash, Inc. , Class A (a) ................................................ 1,531 116,999
eBay, Inc. ............................................................ 4,336 193,776

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Etsy, Inc. (a) ........................................................... 36 $ 3,046
Expedia Group, Inc. (a) ................................................... 877 95,935
Ford Motor Co. ........................................................ 23,019 348,277
General Motors Co. ..................................................... 9,049 348,929
Genuine Parts Co. ...................................................... 179 30,292
Hilton Worldwide Holdings, Inc. ............................................ 1,225 178,299
Las Vegas Sands Corp. (a) ................................................. 1,502 87,116
Lennar Corp. , Class A .................................................... 1,192 149,370
LKQ Corp. ........................................................... 1,719 100,166
Lowe's Cos., Inc. ....................................................... 3,139 708,472
Lucid Group, Inc. (a) ..................................................... 161 1,109
Lululemon Athletica, Inc. (a) ............................................... 580 219,530
Marriott International, Inc. , Class A .......................................... 1,268 232,919
McDonald's Corp. ...................................................... 3,481 1,038,765
MGM Resorts International ................................................ 1,494 65,616
NIKE, Inc. , Class B ..................................................... 5,114 564,432
NVR, Inc. (a) .......................................................... 14 88,909
O'Reilly Automotive, Inc. (a) ............................................... 306 292,322
Pool Corp. ............................................................ 471 176,456
PulteGroup, Inc. ........................................................ 1,074 83,428
Rivian Automotive, Inc. , Class A (a) .......................................... 610 10,163
Ross Stores, Inc. ....................................................... 187 20,968
Royal Caribbean Cruises Ltd. (a) ............................................ 1,058 109,757
Starbucks Corp. ........................................................ 4,813 476,776
Tesla, Inc. (a) .......................................................... 12,969 3,394,896
The Home Depot, Inc. ................................................... 4,637 1,440,438
The TJX Cos., Inc. ...................................................... 5,395 457,442
Tractor Supply Co. ...................................................... 841 185,945
Ulta Beauty, Inc. (a) ..................................................... 194 91,295
Yum China Holdings, Inc. ................................................. 436 24,634
Yum! Brands, Inc. ...................................................... 1,354 187,597
19,257,826
Consumer Staples (14.8%):
Altria Group, Inc. ....................................................... 27,147 1,229,759
Archer-Daniels-Midland Co. ............................................... 1,164 87,952
Brown-Forman Corp. , Class B ............................................. 5,319 355,203
Bunge Ltd. ........................................................... 2,909 274,464
Campbell Soup Co. ..................................................... 124 5,668
Church & Dwight Co., Inc. ................................................ 2,931 293,774
Colgate-Palmolive Co. ................................................... 12,083 930,874
Conagra Brands, Inc. .................................................... 865 29,168
Constellation Brands, Inc. , Class A .......................................... 2,389 588,005
Costco Wholesale Corp. .................................................. 4,863 2,618,142
Dollar General Corp. .................................................... 90 15,280
Dollar Tree, Inc. (a) ...................................................... 3,401 488,044
General Mills, Inc. ...................................................... 530 40,651
Hormel Foods Corp. ..................................................... 1,001 40,260
Kellogg Co. ........................................................... 10,556 711,474
Keurig Dr Pepper, Inc. ................................................... 2,147 67,137
Kimberly-Clark Corp. .................................................... 4,743 654,819
Lamb Weston Holdings, Inc. ............................................... 1,437 165,183
McCormick & Co., Inc. .................................................. 4,151 362,092
Mondelez International, Inc. , Class A ......................................... 18,144 1,323,424
PepsiCo, Inc. .......................................................... 16,049 2,972,596
Philip Morris International, Inc. ............................................. 14,071 1,373,611
Sysco Corp. ........................................................... 9,225 684,495
Target Corp. .......................................................... 2,670 352,173
The Clorox Co. ........................................................ 1,855 295,019
The Coca-Cola Co. ...................................................... 53,234 3,205,750
The Estee Lauder Cos., Inc. ............................................... 500 98,190
The Hershey Co. ....................................................... 2,081 519,626
The J.M. Smucker Co. ................................................... 1,196 176,613
The Kraft Heinz Co. ..................................................... 654 23,217

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
The Kroger Co. ........................................................ 10,789 $ 507,083
The Procter & Gamble Co. ................................................ 24,619 3,735,687
Tyson Foods, Inc. , Class A ................................................ 761 38,841
Walgreens Boots Alliance, Inc. ............................................. 1,039 29,601
Walmart, Inc. .......................................................... 14,988 2,355,814
26,649,689
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp. , Class A ................................................. 2,475 210,250
CDW Corp. ........................................................... 641 117,624
Corning, Inc. .......................................................... 4,326 151,582
Keysight Technologies, Inc. (a) ............................................. 186 31,146
Teledyne Technologies, Inc. (a) ............................................. 187 76,878
Trimble, Inc. (a) ........................................................ 1,556 82,375
Zebra Technologies Corp. (a) ............................................... 291 86,087
755,942
Health Care Equipment & Supplies (5.8%):
Abbott Laboratories ..................................................... 18,539 2,021,121
Align Technology, Inc. (a) ................................................. 784 277,254
Baxter International, Inc. ................................................. 2,730 124,379
Becton Dickinson & Co. .................................................. 3,170 836,912
Boston Scientific Corp. (a) ................................................. 13,137 710,580
Dexcom, Inc. (a) ........................................................ 3,521 452,484
Edwards Lifesciences Corp. (a) ............................................. 7,135 673,045
GE HealthCare Technologies, Inc. ........................................... 3,225 261,999
Hologic, Inc. (a) ........................................................ 2,245 181,778
IDEXX Laboratories, Inc. (a) ............................................... 789 396,259
Insulet Corp. (a) ........................................................ 600 173,004
Intuitive Surgical, Inc. (a) ................................................. 3,380 1,155,757
Medtronic PLC ........................................................ 15,285 1,346,609
ResMed, Inc. .......................................................... 1,778 388,493
STERIS PLC .......................................................... 1,208 271,776
Stryker Corp. .......................................................... 3,322 1,013,509
The Cooper Cos., Inc. .................................................... 510 195,549
Zimmer Biomet Holdings, Inc. ............................................. 1,996 290,618
10,771,126
Health Care Providers & Services (5.2%):
AmerisourceBergen Corp. ................................................. 2,846 547,656
Cardinal Health, Inc. .................................................... 3,079 291,181
Centene Corp. (a) ....................................................... 1,220 82,289
CVS Health Corp. ...................................................... 2,003 138,467
Elevance Health, Inc. .................................................... 1,373 610,010
HCA Healthcare, Inc. .................................................... 2,293 695,880
Humana, Inc. .......................................................... 485 216,858
Laboratory Corp. of America Holdings ........................................ 2,293 553,370
McKesson Corp. ....................................................... 1,778 759,757
Molina Healthcare, Inc. (a) ................................................ 441 132,847
Quest Diagnostics, Inc. ................................................... 3,076 432,363
The Cigna Group ....................................................... 587 164,712
UnitedHealth Group, Inc. ................................................. 10,166 4,886,186
9,511,576
Health Care Technology (0.2%):
Veeva Systems, Inc. , Class A (a) ............................................. 1,958 387,155
IT Services (1.1%):
Accenture PLC , Class A .................................................. 2,880 888,710
Cloudflare, Inc. , Class A (a) ................................................ 1,296 84,720
Cognizant Technology Solutions Corp. , Class A ................................. 4,090 266,994
Gartner, Inc. (a) ........................................................ 263 92,132
International Business Machines Corp. ........................................ 1,489 199,243
MongoDB, Inc. (a) ...................................................... 316 129,873
Snowflake, Inc. , Class A (a) ................................................ 1,345 236,693

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
VeriSign, Inc. (a) ........................................................ 411 $ 92,874
1,991,239
Life Sciences Tools & Services (3.2%):
Agilent Technologies, Inc. ................................................. 580 69,745
Avantor, Inc. (a) ........................................................ 1,571 32,268
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 671 254,390
Danaher Corp. ......................................................... 5,509 1,322,160
ICON PLC (a) ......................................................... 1,177 294,485
Illumina, Inc. (a) ........................................................ 1,507 282,547
IQVIA Holdings, Inc. (a) .................................................. 2,925 657,452
Mettler-Toledo International, Inc. (a) ......................................... 92 120,671
Revvity, Inc. .......................................................... 326 38,726
Thermo Fisher Scientific, Inc. .............................................. 4,532 2,364,570
Waters Corp. (a) ........................................................ 88 23,456
West Pharmaceutical Services, Inc. .......................................... 933 356,845
5,817,315
Pharmaceuticals (8.9%):
Bristol-Myers Squibb Co. ................................................. 29,066 1,858,771
Catalent, Inc. (a) ........................................................ 2,974 128,953
Eli Lilly & Co. ......................................................... 8,610 4,037,918
Johnson & Johnson ..................................................... 28,992 4,798,755
Merck & Co., Inc. ...................................................... 28,214 3,255,613
Pfizer, Inc. ............................................................ 10,713 392,953
Royalty Pharma PLC , Class A .............................................. 747 22,963
Viatris, Inc. ........................................................... 40,671 405,897
Zoetis, Inc. ........................................................... 6,084 1,047,726
15,949,549
Semiconductors & Semiconductor Equipment (6.3%):
Advanced Micro Devices, Inc. (a) ............................................ 6,878 783,473
Analog Devices, Inc. .................................................... 2,120 412,997
Applied Materials, Inc. ................................................... 3,624 523,813
Broadcom, Inc. ........................................................ 1,608 1,394,828
Enphase Energy, Inc. (a) .................................................. 36 6,029
Entegris, Inc. .......................................................... 722 80,012
First Solar, Inc. (a) ...................................................... 405 76,986
GLOBALFOUNDRIES, Inc. (a) ............................................ 118 7,620
Intel Corp. ............................................................ 17,866 597,439
KLA Corp. ........................................................... 594 288,102
Lam Research Corp. ..................................................... 569 365,787
Marvell Technology, Inc. ................................................. 3,820 228,360
Microchip Technology, Inc. ................................................ 2,320 207,849
Micron Technology, Inc. .................................................. 4,577 288,854
Monolithic Power Systems, Inc. ............................................ 200 108,046
NVIDIA Corp. ......................................................... 10,741 4,543,659
ON Semiconductor Corp. (a) ............................................... 1,837 173,743
QUALCOMM, Inc. ..................................................... 4,660 554,726
Skyworks Solutions, Inc. ................................................. 842 93,201
Teradyne, Inc. ......................................................... 666 74,146
Texas Instruments, Inc. ................................................... 3,781 680,656
11,490,326
Software (9.4%):
Adobe, Inc. (a) ......................................................... 1,956 956,463
ANSYS, Inc. (a) ........................................................ 363 119,888
Atlassian Corp. , Class A (a) ................................................ 123 20,641
Autodesk, Inc. (a) ....................................................... 993 203,178
Cadence Design Systems, Inc. (a) ............................................ 1,112 260,786
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,483 217,808
Datadog, Inc. , Class A (a) ................................................. 1,519 149,439
DocuSign, Inc. (a) ....................................................... 146 7,459
Dynatrace, Inc. (a) ...................................................... 61 3,140

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Fair Isaac Corp. (a) ...................................................... 36 $ 29,132
Fortinet, Inc. (a) ........................................................ 3,031 229,113
Gen Digital, Inc. ....................................................... 498 9,238
HubSpot, Inc. (a) ....................................................... 182 96,840
Intuit, Inc. ............................................................ 1,240 568,156
Microsoft Corp. ........................................................ 30,740 10,468,199
Oracle Corp. .......................................................... 6,111 727,759
Palantir Technologies, Inc. , Class A (a) ........................................ 7,545 115,665
Palo Alto Networks, Inc. (a) ................................................ 1,284 328,075
PTC, Inc. (a) ........................................................... 447 63,608
Roper Technologies, Inc. .................................................. 442 212,514
Salesforce, Inc. (a) ...................................................... 3,716 785,042
ServiceNow, Inc. (a) ..................................................... 847 475,989
Splunk, Inc. (a) ......................................................... 797 84,554
Synopsys, Inc. (a) ....................................................... 616 268,213
Tyler Technologies, Inc. (a) ................................................ 163 67,885
VMware, Inc. , Class A (a) ................................................. 826 118,688
Workday, Inc. , Class A (a) ................................................. 818 184,778
Zoom Video Communications, Inc. , Class A (a) .................................. 1,081 73,378
Zscaler, Inc. (a) ......................................................... 594 86,902
16,932,530
Technology Hardware, Storage & Peripherals (7.4%):
Apple, Inc. ........................................................... 66,370 12,873,788
Hewlett Packard Enterprise Co. ............................................. 8,285 139,188
HP, Inc. .............................................................. 5,766 177,074
NetApp, Inc. .......................................................... 1,062 81,137
Seagate Technology Holdings PLC .......................................... 1,665 103,014
Western Digital Corp. (a) .................................................. 2,273 86,215
13,460,416
Utilities (9.5%):
Alliant Energy Corp. .................................................... 6,554 343,954
Ameren Corp. ......................................................... 1,270 103,721
American Electric Power Co., Inc. ........................................... 23,405 1,970,701
American Water Works Co., Inc. ............................................ 1,876 267,799
Atmos Energy Corp. ..................................................... 4,262 495,841
Avangrid, Inc. ......................................................... 14,511 546,774
CenterPoint Energy, Inc. .................................................. 27,970 815,326
CMS Energy Corp. ...................................................... 18,793 1,104,089
Consolidated Edison, Inc. ................................................. 5,332 482,013
Constellation Energy Corp. ................................................ 6,340 580,427
Dominion Energy, Inc. ................................................... 3,564 184,580
DTE Energy Co. ....................................................... 10,811 1,189,425
Duke Energy Corp. ...................................................... 2,985 267,874
Edison International ..................................................... 11,467 796,383
Entergy Corp. ......................................................... 995 96,883
Evergy, Inc. ........................................................... 4,426 258,567
Eversource Energy ...................................................... 1,441 102,196
Exelon Corp. .......................................................... 31,233 1,272,432
FirstEnergy Corp. ....................................................... 21,213 824,761
NextEra Energy, Inc. .................................................... 19,087 1,416,255
PG&E Corp. (a) ........................................................ 31,510 544,493
PPL Corp. ............................................................ 3,081 81,523
Public Service Enterprise Group, Inc. ......................................... 14,767 924,562
Sempra Energy ........................................................ 1,470 214,017
The AES Corp. ........................................................ 3,587 74,359
The Southern Co. ....................................................... 32,351 2,272,659
WEC Energy Group, Inc. ................................................. 1,350 119,124
Xcel Energy, Inc. ....................................................... 2,033 126,392
17,477,130
Total Common Stocks (Cost $155,274,049) 180,884,714

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Rights (0.0%)(b)
Health Care (0.0%):(b)
Abiomed, Inc. CVR (a) ................................................... 532 $ 543
Health Care (0.0%):(b)
Abiomed, Inc. CVR (a) ................................................... $ 532 543
Total Rights (Cost $–) 543
Total Investments (Cost $155,274,049) — 99.8% 180,885,257
Other assets in excess of liabilities — 0.2% 448,285
NET ASSETS - 100.00% $ 181,333,542
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
CVR
—
Contingent Value Right
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 5 9/15/23 $ 1,089,371 $ 1,122,062 $ 32,691
Total unrealized appreciation $ 32,691
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 32,691

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares Free Cash Flow ETF
181
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.9%)
Biotechnology (5.9%):
AbbVie, Inc. .......................................................... 10,560 $ 1,422,749
Incyte Corp. (a) ......................................................... 7,568 471,108
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,056 758,778
2,652,635
Communication Services (1.6%):
Fox Corp. , Class A ...................................................... 21,296 724,064
Consumer Discretionary (12.8%):
Booking Holdings, Inc. (a) ................................................. 352 950,516
D.R. Horton, Inc. ....................................................... 7,744 942,367
Expedia Group, Inc. (a) ................................................... 15,840 1,732,738
PulteGroup, Inc. ........................................................ 20,064 1,558,572
Tapestry, Inc. .......................................................... 13,024 557,427
5,741,620
Energy (23.7%):
Cheniere Energy, Inc. .................................................... 3,168 482,676
Chevron Corp. ......................................................... 6,512 1,024,663
ConocoPhillips ........................................................ 7,920 820,591
Coterra Energy, Inc. ..................................................... 21,824 552,147
Devon Energy Corp. ..................................................... 11,616 561,517
Diamondback Energy, Inc. ................................................ 4,048 531,745
EOG Resources, Inc. .................................................... 4,576 523,677
EQT Corp. ............................................................ 8,800 361,944
Exxon Mobil Corp. ..................................................... 9,680 1,038,181
Marathon Oil Corp. ..................................................... 26,576 611,780
Marathon Petroleum Corp. ................................................ 9,152 1,067,124
Occidental Petroleum Corp. ............................................... 11,088 651,974
Phillips 66 ............................................................ 8,096 772,196
Pioneer Natural Resources Co. ............................................. 2,640 546,955
Valero Energy Corp. ..................................................... 9,152 1,073,531
10,620,701
Health Care Providers & Services (16.3%):
AmerisourceBergen Corp. ................................................. 3,344 643,486
Cardinal Health, Inc. .................................................... 10,208 965,371
Centene Corp. (a) ....................................................... 12,672 854,726
CVS Health Corp. ...................................................... 20,240 1,399,192
Elevance Health, Inc. .................................................... 1,936 860,145
McKesson Corp. ....................................................... 2,112 902,479
Molina Healthcare, Inc. (a) ................................................ 1,584 477,164
The Cigna Group ....................................................... 4,224 1,185,254
7,287,817
Industrials (5.3%):
Builders FirstSource, Inc. (a) ............................................... 7,920 1,077,120
Carlisle Cos., Inc. ....................................................... 2,112 541,791
Owens Corning ........................................................ 5,808 757,944
2,376,855
Information Technology (14.7%):
Amdocs Ltd. .......................................................... 4,928 487,133
GoDaddy, Inc. , Class A (a) ................................................. 8,096 608,252
Jabil, Inc. ............................................................ 6,512 702,840
Microchip Technology, Inc. ................................................ 10,032 898,767
QUALCOMM, Inc. ..................................................... 10,032 1,194,209
Skyworks Solutions, Inc. ................................................. 9,328 1,032,516
VMware, Inc. , Class A (a) ................................................. 5,984 859,841
Zoom Video Communications, Inc. , Class A (a) .................................. 10,912 740,707
6,524,265

Victory Portfolios II
VictoryShares Free Cash Flow ETF

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Materials (9.1%):
CF Industries Holdings, Inc. ............................................... 24,640 $ 1,710,509
Steel Dynamics, Inc. ..................................................... 10,912 1,188,644
The Mosaic Co. ........................................................ 32,560 1,139,600
4,038,753
Pharmaceuticals (10.5%):
Bristol-Myers Squibb Co. ................................................. 24,640 1,575,728
Pfizer, Inc. ............................................................ 41,184 1,510,629
Royalty Pharma PLC , Class A .............................................. 24,640 757,434
Viatris, Inc. ........................................................... 85,008 848,380
4,692,171
Total Common Stocks (Cost $44,030,686) 44,658,881
Total Investments (Cost $44,030,686) — 99.9% 44,658,881
Other assets in excess of liabilities — 0.1% 40,669
NET ASSETS - 100.00% $ 44,699,550
(a) Non-income producing security.
PLC—Public Limited Company

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
US Small Cap
Volatility Wtd
ETF
VictoryShares
International
Volatility Wtd
ETF
Assets:
Affiliated investments, at value (Cost $—, $35,982 and $—) $ — $ 51,978 $ —
Investments,
at value (Cost $451,924,524, $24,669,857 and $80,849,116) 546,059,910 (a) 27,375,728 (b) 90,245,478 (c)
Foreign currency, at value (Cost $—, $— and $40,368) — — 40,368
Cash 1,929,332 103,125 658,420
Deposit with broker for futures contracts 497,117 17,356 92,207
Receivables:
Interest and dividends 482,754 19,313 161,100
Variation margin on open futures contracts 26,721 280 8,855
Reclaims — — 277,215
From Adviser 4,487 6,482 11,094
Prepaid expenses 3,372 138 528
Total Assets 549,003,693 27,574,400 91,495,265
Liabilities:
Payables:
Collateral received on loaned securities 598,796 292,756 3,204,024
Accrued expenses and other payables:
Investment advisory fees 132,845 6,603 28,867
Administration fees 5,726 439 896
Custodian fees 6,872 913 27,722
Compliance fees 411 21 68
Trustees' fees 211 123 123
Other accrued expenses 34,549 14,580 34,507
Total Liabilities 779,410 315,435 3,296,207
Commitments and contingencies (Note 5 )
Net Assets:
Capital 544,255,614 35,682,636 86,516,058
Total accumulated earnings/(loss) 3,968,669 (8,423,671) 1,683,000
Net Assets $ 548,224,283 $ 27,258,965 $ 88,199,058
Shares outstanding (unlimited shares authorized, no par value): 7,700,000 450,000 2,200,000
Net asset value: $ 71 .20 $ 60 .58 $ 40 .09
(a) Includes $578,425 of securities on loan.
(b) Includes $285,015 of securities on loan.
(c) Includes $3,069,834 of securities on loan.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
International High
Div Volatility Wtd
ETF
Assets:
Investments,
at value (Cost $365,225,431, $397,601,785 and $17,631,264) $ 358,264,487 $ 397,290,551 (a) $ 17,605,175 (b)
Foreign currency, at value (Cost $—, $— and $13,448) — — 13,419
Cash 2,357,119 2,291,989 109,710
Deposit with broker for futures contracts 465,429 312,648 39,502
Receivables:
Interest and dividends 859,292 679,585 77,197
Capital shares issued 2,827,264 — —
Variation margin on open futures contracts 29,817 6,782 1,371
Reclaims — — 90,774
From Adviser 9,226 10,213 11,958
Prepaid expenses 2,183 2,189 97
Total Assets 364,814,817 400,593,957 17,949,203
Liabilities:
Payables:
Collateral received on loaned securities — 15,478,520 960,364
Investments purchased 2,799,164 — —
Accrued expenses and other payables:
Investment advisory fees 87,763 94,671 5,532
Administration fees 5,354 6,285 100
Custodian fees 4,859 4,937 8,471
Compliance fees 274 295 13
Trustees' fees 181 177 122
Other accrued expenses 27,522 29,684 19,686
Total Liabilities 2,925,117 15,614,569 994,288
Commitments and contingencies (Note 5 )
Net Assets:
Capital 436,782,723 469,624,812 31,405,444
Total accumulated earnings/(loss) (74,893,023) (84,645,424) (14,450,529)
Net Assets $ 361,889,700 $ 384,979,388 $ 16,954,915
Shares outstanding (unlimited shares authorized, no par value): 6,400,000 7,500,000 550,000
Net asset value: $ 56 .55 $ 51 .33 $ 30 .83
(a) Includes $14,853,926 of securities on loan.
(b) Includes $919,718 of securities on loan.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum
Volatility ETF
VictoryShares
US 500 Enhanced
Volatility Wtd
ETF
Assets:
Investments,
at value (Cost $243,409,777, $109,511,977 and $629,948,853) $ 250,707,552 $ 123,515,111 $ 666,844,555 (a)
Cash 795,216 541,726 —
Deposit with broker for futures contracts 190,652 119,736 886,205
Receivables:
Interest and dividends 377,331 106,210 1,976,778
Variation margin on open futures contracts 10,500 7,875 21,000
From Adviser 5,756 6,214 1,104
Prepaid expenses 1,235 718 4,866
Total Assets 252,088,242 124,297,590 669,734,508
Liabilities:
Payables:
Collateral received on loaned securities — — 136,828
Accrued expenses and other payables:
Investment advisory fees 59,528 29,885 168,906
Administration fees 2,121 1,121 8,961
Custodian fees 3,318 1,981 8,979
Compliance fees 179 92 533
Trustees' fees 156 138 237
Other accrued expenses 23,574 18,715 42,587
Total Liabilities 88,876 51,932 367,031
Commitments and contingencies (Note 5 )
Net Assets:
Capital 267,406,283 129,700,211 765,562,105
Total accumulated earnings/(loss) (15,406,917) (5,454,553) (96,194,628)
Net Assets $ 251,999,366 $ 124,245,658 $ 669,367,477
Shares outstanding (unlimited shares authorized, no par value): 5,450,000 3,050,000 10,850,000
Net asset value: $ 46 .24 $ 40 .74 $ 61 .69
(a) Includes $131,935 of securities on loan.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares
US EQ Income
Enhanced
Volatility Wtd
ETF
VictoryShares
US Discovery
Enhanced
Volatility Wtd
ETF
VictoryShares
Developed
Enhanced
Volatility Wtd
ETF
Assets:
Affiliated investments, at value (Cost $—, $23,003 and $—) $ — $ 37,154 $ —
Investments,
at value (Cost $1,560,617,164, $74,553,769 and $45,522,008) 1,578,349,543 (a) 77,878,593 (b) 47,861,528 (c)
Foreign currency, at value (Cost $—, $— and $11,291) — — 11,270
Deposit with broker for futures contracts 2,175,924 103,888 44,243
Receivables:
Interest and dividends 5,368,188 251,201 166,807
Variation margin on open futures contracts 86,625 560 2,530
Reclaims — — 149,043
From Adviser 25,530 7,268 27,983
Prepaid expenses 11,866 526 274
Total Assets 1,586,017,676 78,279,190 48,263,678
Liabilities:
Payables:
Collateral received on loaned securities 273,748 119,168 272,468
Accrued expenses and other payables:
Investment advisory fees 402,233 19,187 15,719
Administration fees 26,918 1,338 889
Custodian fees 20,852 1,496 54,284
Compliance fees 1,281 60 37
Trustees' fees 413 132 126
Other accrued expenses 87,775 17,901 34,579
Total Liabilities 813,220 159,282 378,102
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,021,852,182 120,445,838 70,997,541
Total accumulated earnings/(loss) (436,647,726) (42,325,930) (23,111,965)
Net Assets $ 1,585,204,456 $ 78,119,908 $ 47,885,576
Shares outstanding (unlimited shares authorized, no par value): 27,500,000 1,500,000 1,550,000
Net asset value: $ 57 .64 $ 52 .08 $ 30 .89
(a) Includes $260,526 of securities on loan.
(b) Includes $115,464 of securities on loan.
(c) Includes $260,613 of securities on loan.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares
Nasdaq Next 50
ETF
VictoryShares
Core Plus
Intermediate Bond
ETF
VictoryShares
Corporate Bond
ETF
Assets:
Investments,
at value (Cost $94,012,283, $228,105,510 and $121,526,448) $ 97,419,387 $ 211,959,214 $ 104,771,612
Cash 152,979 729,981 180,393
Deposit with broker for futures contracts 139,487 854,805 —
Receivables:
Interest and dividends 16,108 1,574,627 1,012,397
Investments sold — 103,875 —
Variation margin on open futures contracts 4,735 47,344 —
From Adviser 6,789 — —
Prepaid expenses 553 1,029 597
Total Assets 97,740,038 215,270,875 105,964,999
Liabilities:
Payables:
Investments purchased — 1,333,265 420,250
Accrued expenses and other payables:
Investment advisory fees 11,832 65,458 35,604
Administration fees 1,667 4,509 2,466
Custodian fees 1,690 3,486 1,730
Compliance fees 74 165 81
Trustees' fees 134 157 141
Other accrued expenses 31,269 19,438 18,630
Total Liabilities 46,666 1,426,478 478,902
Commitments and contingencies (Note 5 )
Net Assets:
Capital 132,134,875 245,946,210 126,883,456
Total accumulated earnings/(loss) (34,441,503) (32,101,813) (21,397,359)
Net Assets $ 97,693,372 $ 213,844,397 $ 105,486,097
Shares outstanding (unlimited shares authorized, no par value): 3,725,000 9,975,000 5,125,000
Net asset value: $ 26 .23 $ 21 .44 $ 20 .58

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares
THB Mid Cap
ESG ETF
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
Free Cash Flow
ETF
Assets:
Investments,
at value (Cost $2,234,834, $155,274,049 and $44,030,686) $ 2,451,540 $ 180,885,257 $ 44,658,881
Cash 45,545 911,954 20,794
Deposit with broker for futures contracts — 148,996 —
Receivables:
Interest and dividends 573 128,186 9,593
Capital shares issued — — 12,698,736
Investments sold — 21,674,768 —
Variation margin on open futures contracts — 13,125 —
From Adviser 6,327 24,710 6,843
Prepaid expenses 11 997 —
Total Assets 2,503,996 203,787,993 57,394,847
Liabilities:
Payables:
Investments purchased — 22,363,470 12,687,182
Accrued expenses and other payables:
Investment advisory fees 981 56,810 860
Administration fees 57 2,785 55
Custodian fees 661 6,223 200
Compliance fees 2 128 19
Trustees' fees 124 894 10
Other accrued expenses 14,721 24,141 6,971
Total Liabilities 16,546 22,454,451 12,695,297
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,373,729 157,571,490 44,063,033
Total accumulated earnings/(loss) 113,721 23,762,052 636,517
Net Assets $ 2,487,450 $ 181,333,542 $ 44,699,550
Shares outstanding (unlimited shares authorized, no par value): 100,000 5,850,000 1,760,000
Net asset value: $ 24 .87 $ 31 .00 $ 25 .40

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
US Small Cap
Volatility Wtd ETF
VictoryShares
International
Volatility Wtd ETF
Investment Income:
Dividends $ 10,798,740  $ 443,470  $ 3,235,806
Affiliated dividend income —  1,958  —
Interest 40,542  1,855  7,467
Securities lending (net of fees) 120,472  7,321  26,844
Foreign tax withholding (2,620) (441) (424,924)
Total Income 10,957,134  454,163  2,845,193
Expenses:
Investment advisory fees 1,693,477  74,627  350,717
Administration fees 310,857  13,700  48,283
Sub-Administration fees 19,303  19,303  19,212
Custodian fees 30,356  3,853  80,449
Servicing fees 3,088  3,027  3,027
Trustees' fees 36,891  3,455  8,094
Compliance fees 5,107  223  796
Legal and audit fees 48,627  9,769  18,671
Printing fees 35,767  9,026  8,779
Other expenses 20,238  7,521  18,928
Total Expenses 2,203,711  144,504  556,956
Expenses waived/reimbursed by Adviser (227,898) (57,396) (162,465)
Net Expenses 1,975,813  87,108  394,491
Net Investment Income (Loss) 8,981,321  367,055  2,450,702
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (11,532,251) (2,436,628) (4,499,608)
Net realized gains (losses) from affiliated investment securities —  (1,486) —
Net realized gains (losses) from futures contracts 60,136  (6,469) 22,393
Net realized gains (losses) from in-kind redemptions 18,513,427  —  1,893,820
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 48,621,073  3,873,098  10,816,169
Net change in unrealized appreciation/depreciation on affiliated investment securities —  13,155  —
Net change in unrealized appreciation/depreciation on futures contracts 146,743  (1,820) 9,511
Net realized/unrealized gains (losses) on investments 55,809,128  1,439,850  8,242,285
Change in net assets resulting from operations $ 64,790,449  $ 1,806,905  $ 10,692,987

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
International High
Div Volatility Wtd
ETF
Investment Income:
Dividends $ 13,398,654  $ 14,435,618  $ 990,677
Non-cash dividends —  —  82,061
Interest 35,093  31,420  1,887
Securities lending (net of fees) 9,892  169,514  9,599
Foreign tax withholding —  (293) (138,432)
Total Income 13,443,639  14,636,259  945,792
Expenses:
Investment advisory fees 1,044,387  1,065,809  64,869
Administration fees 191,735  195,691  8,931
Sub-Administration fees 19,303  19,303  19,303
Custodian fees 20,109  20,314  23,907
Servicing fees 2,613  3,027  3,027
Trustees' fees 22,173  22,430  2,939
Compliance fees 3,085  3,129  146
Legal and audit fees 30,240  32,289  13,706
Line of credit fees —  368  —
Printing fees 32,605  36,397  7,923
Other expenses 12,607  12,896  8,741
Total Expenses 1,378,857  1,411,653  153,492
Expenses waived/reimbursed by Adviser (159,716) (167,111) (80,504)
Net Expenses 1,219,141  1,244,542  72,988
Net Investment Income (Loss) 12,224,498  13,391,717  872,804
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (15,984,005) (41,724,663) (902,606)
Net realized gains (losses) from futures contracts 144,319  (130,153) 9,825
Net realized gains (losses) from in-kind redemptions 13,955,283  3,701,730  —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (11,413,207) 29,076,448  1,867,635
Net change in unrealized appreciation/depreciation on futures contracts 133,844  106,630  1,176
Net realized/unrealized gains (losses) on investments (13,163,766) (8,970,008) 976,030
Change in net assets resulting from operations $ (939,268) $ 4,421,709  $ 1,848,834

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum Volatility
ETF
VictoryShares
US 500 Enhanced
Volatility Wtd ETF
Investment Income:
Dividends $ 5,497,467  $ 2,844,161  $ 19,169,663
Interest 14,890  10,229  17,976
Securities lending (net of fees) 21,101  406  57,195
Foreign tax withholding —  (1,256) (2,365)
Total Income 5,533,458  2,853,540  19,242,469
Expenses:
Investment advisory fees 716,307  366,590  2,456,227
Administration fees 131,434  67,294  450,793
Sub-Administration fees 19,303  19,303  19,303
Custodian fees 14,433  8,539  28,553
Servicing fees 2,735  2,676  3,088
Trustees' fees 16,751  9,699  54,446
Compliance fees 2,183  1,117  7,552
Legal and audit fees 28,476  16,572  61,809
Printing fees 18,886  12,591  50,949
Other expenses 10,841  8,121  27,732
Total Expenses 961,349  512,502  3,160,452
Expenses waived/reimbursed by Adviser (125,928) (84,781) (297,004)
Net Expenses 835,421  427,721  2,863,448
Net Investment Income (Loss) 4,698,037  2,425,819  16,379,021
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (10,773,799) (4,389,770) (98,339,039)
Net realized gains (losses) from futures contracts 64,484  22,201  469,110
Net realized gains (losses) from in-kind redemptions 18,114,481  1,499,237  30,930,768
Net change in unrealized appreciation/depreciation on investment securities 14,292,584  15,717,812  51,151,915
Net change in unrealized appreciation/depreciation on futures contracts 27,070  29,838  234,154
Net realized/unrealized gains (losses) on investments 21,724,820  12,879,318  (15,553,092)
Change in net assets resulting from operations $ 26,422,857  $ 15,305,137  $ 825,929

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares
US EQ Income
Enhanced Volatility
Wtd ETF
VictoryShares
US Discovery
Enhanced Volatility
Wtd ETF
VictoryShares
Developed
Enhanced Volatility
Wtd ETF
Investment Income:
Dividends $ 75,094,530  $ 2,208,008  $ 1,617,242
Affiliated dividend income —  4,358  —
Interest 39,993  2,666  874
Securities lending (net of fees) 55,568  3,286  2,492
Foreign tax withholding —  (828) (118,068)
Total Income 75,190,091  2,217,490  1,502,540
Expenses:
Investment advisory fees 5,903,571  248,980  175,716
Administration fees 1,083,482  45,709  24,197
Sub-Administration fees 19,303  19,303  19,303
Custodian fees 87,374  5,075  125,773
Servicing fees 3,087  2,924  3,027
Trustees' fees 121,997  6,918  4,473
Compliance fees 17,800  746  388
Legal and audit fees 114,015  13,318  15,632
Line of credit fees 168  —  —
Printing fees 150,171  16,959  11,217
Interest fees —  —  1,482
Other expenses 55,405  8,660  18,595
Total Expenses 7,556,373  368,592  399,803
Expenses waived/reimbursed by Adviser (671,840) (78,054) (200,487)
Net Expenses 6,884,533  290,538  199,316
Net Investment Income (Loss) 68,305,558  1,926,952  1,303,224
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (381,797,520) (8,969,779) (284,109)
Net realized gains (losses) from affiliated investment securities —  (4,677) —
Net realized gains (losses) from futures contracts 723,513  295  11,402
Net realized gains (losses) from in-kind redemptions 75,712,541  1,155,675  86,439
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 32,652,027  2,206,205  2,043,730
Net change in unrealized appreciation/depreciation on affiliated investment securities —  6,063  —
Net change in unrealized appreciation/depreciation on futures contracts 617,797  21,598  8,330
Net realized/unrealized gains (losses) on investments (272,091,642) (5,584,620) 1,865,792
Change in net assets resulting from operations $ (203,786,084) $ (3,657,668) $ 3,169,016

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares
Nasdaq Next 50
ETF
VictoryShares Core
Plus Intermediate
Bond ETF
VictoryShares
Corporate Bond
ETF
Investment Income:
Dividends $ 860,947  $ —  $ —
Interest 5,895  9,506,715  3,806,519
Securities lending (net of fees) 37,803  —  —
Foreign tax withholding (4,092) —  —
Total Income 900,553  9,506,715  3,806,519
Expenses:
Investment advisory fees 146,596  749,057  363,930
Administration fees 53,816  117,848  57,258
Sub-Administration fees 19,303  21,512  16,274
Custodian fees 8,780  5,769  3,460
Servicing fees 4,521  —  —
Trustees' fees 8,088  14,393  7,800
Compliance fees 891  1,931  938
Legal and audit fees 17,608  24,451  17,205
Printing fees 11,870  4,024  1,521
Other expenses 7,878  24,509  7,828
Total Expenses 279,351  963,494  476,214
Expenses waived/reimbursed by Adviser (103,429) (107,433) (60,286)
Net Expenses 175,922  856,061  415,928
Net Investment Income (Loss) 724,631  8,650,654  3,390,591
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (9,367,035) (10,761,023) (3,943,739)
Net realized gains (losses) from futures contracts 51,602  (160,915) —
Net realized gains (losses) from in-kind redemptions 739,924  —  —
Net change in unrealized appreciation/depreciation on investment securities 20,897,881  6,226,760  2,399,749
Net change in unrealized appreciation/depreciation on futures contracts 4,282  (272,776) —
Net realized/unrealized gains (losses) on investments 12,326,654  (4,967,954) (1,543,990)
Change in net assets resulting from operations $ 13,051,285  $ 3,682,700  $ 1,846,601

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios II
VictoryShares THB
Mid Cap ESG ETF
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares Free
Cash Flow ETF
Investment Income:
Dividends $ 15,828  $ 1,891,074  $ 9,593
Interest 122  1,847  —
Total Income 15,950  1,892,921  9,593
Expenses:
Investment advisory fees 11,263  416,947  860
Administration fees 1,241  57,524  136
Sub-Administration fees 16,804  12,719  1,625
Custodian fees 1,261  6,223  200
Servicing fees 5,866  2,444  —
Trustees' fees 1,739  5,519  10
Compliance fees 20  834  19
Legal and audit fees 8,586  176,291  4,925
Printing fees 6,201  15,072  —
Other expenses 1,440  8,678  421
Total Expenses 54,421  702,251  8,196
Expenses waived/reimbursed by Adviser (42,025) (265,434) (6,925)
Net Expenses 12,396  436,817  1,271
Net Investment Income (Loss) 3,554  1,456,104  8,322
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (103,867) (2,058,059) —
Net realized gains (losses) from futures contracts —  37,526  —
Net realized gains (losses) from in-kind redemptions —  5,076,976  —
Net change in unrealized appreciation/depreciation on investment securities 534,124  25,611,208  628,195
Net change in unrealized appreciation/depreciation on futures contracts —  32,691  —
Net realized/unrealized gains (losses) on investments 430,257  28,700,342  628,195
Change in net assets resulting from operations $ 433,811  $ 30,156,446  $ 636,517

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Volatility
Wtd ETF
VictoryShares US Small Cap
Volatility Wtd ETF
VictoryShares International
Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,981,321 $ 8,537,149 $ 367,055 $ 343,899 $ 2,450,702 $ 3,100,960
Net realized gains (losses) 7,041,312 85,272,474 (2,444,583) 1,657,573 (2,583,395) 3,297,119
Net change in unrealized appreciation/
depreciation 48,767,816 (139,787,295) 3,884,433 (5,049,196) 10,825,680 (24,310,828)
Change in net assets resulting from
operations 64,790,449 (45,977,672) 1,806,905 (3,047,724) 10,692,987 (17,912,749)
Change in net assets resulting from
distributions to shareholders (9,175,277) (8,500,286) (367,935) (334,788) (2,096,106) (3,855,525)
Change in net assets resulting from capital
transactions (40,793,455) (117,556,950) 3,203,232 13,588 (13,110,586) (2,229,024)
Change in net assets 14,821,717 (172,034,908) 4,642,202 (3,368,924) (4,513,705) (23,997,298)
Net Assets:
Beginning of period 533,402,566 705,437,474 22,616,763 25,985,687 92,712,763 116,710,061
End of period $ 548,224,283 $ 533,402,566 $ 27,258,965 $ 22,616,763 $ 88,199,058 $ 92,712,763
Capital Transactions:
Proceeds from shares issued $ 33,673,141 $ 149,606,089 $ 3,203,232 $ 6,396,215 $ — $ —
Cost of shares redeemed (74,466,596) (267,163,039) — (6,382,627) (13,110,586) (2,229,024)
Change in net assets resulting from capital
transactions $ (40,793,455) $ (117,556,950) $ 3,203,232 $ 13,588 $ (13,110,586) $ (2,229,024)
Share Transactions:
Issued 500,000 2,050,000 50,000 100,000 — —
Redeemed (1,100,000) (3,650,000) — (100,000) (350,000) (50,000)
Change in Shares (600,000) (1,600,000) 50,000 — (350,000) (50,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Large Cap
High Div Volatility Wtd ETF
VictoryShares US Small Cap
High Div Volatility Wtd ETF
VictoryShares International High
Div Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 12,224,498 $ 7,715,881 $ 13,391,717 $ 8,161,335 $ 872,804 $ 1,067,491
Net realized gains (losses) (1,884,403) 25,427,608 (38,153,086) 4,486,055 (892,781) 1,159,900
Net change in unrealized appreciation/
depreciation (11,279,363) (24,395,266) 29,183,078 (41,873,109) 1,868,811 (3,116,371)
Change in net assets resulting from
operations (939,268) 8,748,223 4,421,709 (29,225,719) 1,848,834 (888,980)
Change in net assets resulting from
distributions to shareholders (11,863,065) (7,496,456) (13,131,585) (8,027,701) (931,936) (1,097,626)
Change in net assets resulting from capital
transactions 90,384,985 61,999,721 123,670,332 55,474,967 — (4,953,633)
Change in net assets 77,582,652 63,251,488 114,960,456 18,221,547 916,898 (6,940,239)
Net Assets:
Beginning of period 284,307,048 221,055,560 270,018,932 251,797,385 16,038,017 22,978,256
End of period $ 361,889,700 $ 284,307,048 $ 384,979,388 $ 270,018,932 $ 16,954,915 $ 16,038,017
Capital Transactions:
Proceeds from shares issued $ 212,722,454 $ 180,785,637 $ 149,877,921 $ 210,566,850 $ — $ 53
Cost of shares redeemed (122,337,469) (118,785,916) (26,207,589) (155,091,883) — (4,953,686)
Change in net assets resulting from capital
transactions $ 90,384,985 $ 61,999,721 $ 123,670,332 $ 55,474,967 $ — $ (4,953,633)
Share Transactions:
Issued 3,650,000 3,000,000 2,850,000 3,600,000 — —
Redeemed (2,150,000) (2,000,000) (500,000) (2,650,000) — (150,000)
Change in Shares 1,500,000 1,000,000 2,350,000 950,000 — (150,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Dividend
Accelerator ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
VictoryShares US 500 Enhanced
Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,698,037 $ 5,112,728 $ 2,425,819 $ 2,687,221 $ 16,379,021 $ 11,898,656
Net realized gains (losses) 7,405,166 41,850,336 (2,868,332) 23,045,689 (66,939,161) 124,960,680
Net change in unrealized appreciation/
depreciation 14,319,654 (59,220,747) 15,747,650 (27,429,595) 51,386,069 (223,003,372)
Change in net assets resulting from
operations 26,422,857 (12,257,683) 15,305,137 (1,696,685) 825,929 (86,144,036)
Change in net assets resulting from
distributions to shareholders (4,655,305) (5,149,858) (2,502,620) (2,679,211) (34,559,845) (11,440,022)
Change in net assets resulting from capital
transactions (47,677,567) (48,837,549) (7,997,571) (40,248,349) (188,251,988) 51,596,689
Change in net assets (25,910,015) (66,245,090) 4,804,946 (44,624,245) (221,985,904) (45,987,369)
Net Assets:
Beginning of period 277,909,381 344,154,471 119,440,712 164,064,957 891,353,381 937,340,750
End of period $ 251,999,366 $ 277,909,381 $ 124,245,658 $ 119,440,712 $ 669,367,477 $ 891,353,381
Capital Transactions:
Proceeds from shares issued $ 128,993,937 $ 167,875,902 $ 1,780,287 $ 96,773,697 $ 16,350,615 $ 280,873,318
Cost of shares redeemed (176,671,504) (216,713,451) (9,777,858) (137,022,046) (204,602,603) (229,276,629)
Change in net assets resulting from capital
transactions $ (47,677,567) $ (48,837,549) $ (7,997,571) $ (40,248,349) $ (188,251,988) $ 51,596,689
Share Transactions:
Issued 2,850,000 3,650,000 50,000 2,400,000 250,000 3,850,000
Redeemed (4,100,000) (4,750,000) (250,000) (3,450,000) (3,250,000) (3,150,000)
Change in Shares (1,250,000) (1,100,000) (200,000) (1,050,000) (3,000,000) 700,000

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
VictoryShares US Discovery
Enhanced Volatility Wtd ETF
VictoryShares Developed
Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 68,305,558 $ 39,161,780 $ 1,926,952 $ 820,477 $ 1,303,224 $ 862,590
Net realized gains (losses) (305,361,466) 114,713,791 (7,818,486) 2,090,345 (186,268) 1,591,399
Net change in unrealized appreciation/
depreciation 33,269,824 (147,978,353) 2,233,866 (9,626,008) 2,052,060 (6,884,687)
Change in net assets resulting from
operations (203,786,084) 5,897,218 (3,657,668) (6,715,186) 3,169,016 (4,430,698)
Change in net assets resulting from
distributions to shareholders (68,224,365) (36,342,855) (1,766,283) (805,290) (1,092,732) (1,203,675)
Change in net assets resulting from capital
transactions (50,180,940) 1,020,995,531 11,965,845 15,526,039 10,460,181 (1,758,974)
Change in net assets (322,191,389) 990,549,894 6,541,894 8,005,563 12,536,465 (7,393,347)
Net Assets:
Beginning of period 1,907,395,845 916,845,951 71,578,014 63,572,451 35,349,111 42,742,458
End of period $ 1,585,204,456 $ 1,907,395,845 $ 78,119,908 $ 71,578,014 $ 47,885,576 $ 35,349,111
Capital Transactions:
Proceeds from shares issued $ 818,048,115 $ 1,582,185,104 $ 22,466,364 $ 36,104,432 $ 12,011,857 $ —
Cost of shares redeemed (868,229,055) (561,189,573) (10,500,519) (20,578,393) (1,551,676) (1,758,974)
Change in net assets resulting from capital
transactions $ (50,180,940) $ 1,020,995,531 $ 11,965,845 $ 15,526,039 $ 10,460,181 $ (1,758,974)
Share Transactions:
Issued 12,500,000 22,950,000 400,000 600,000 400,000 —
Redeemed (13,850,000) (8,300,000) (200,000) (350,000) (50,000) (50,000)
Change in Shares (1,350,000) 14,650,000 200,000 250,000 350,000 (50,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Nasdaq Next 50
ETF
VictoryShares Core Plus
Intermediate Bond ETF
VictoryShares Corporate Bond
ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
For the Period
October 5,
2021
(a)
through
June 30, 2022
Year
Ended
June 30, 2023
For the Period
October 5,
2021
(a)
through
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 724,631 $ 545,521 $ 8,650,654 $ 3,117,886 $ 3,390,591 $ 1,709,819
Net realized gains (losses) (8,575,509) (10,770,137) (10,921,938) (5,493,700) (3,943,739) (991,577)
Net change in unrealized appreciation/
depreciation 20,902,163 (38,838,362) 5,953,984 (22,293,736) 2,399,749 (19,154,585)
Change in net assets resulting from
operations 13,051,285 (49,062,978) 3,682,700 (24,669,550) 1,846,601 (18,436,343)
Change in net assets resulting from
distributions to shareholders (894,257) (586,469) (8,523,875) (2,591,088) (3,314,390) (1,493,227)
Change in net assets resulting from capital
transactions (9,827,290) (3,453,861) 4,956,424 240,989,786 2,631,018 124,252,438
Change in net assets 2,329,738 (53,103,308) 115,249 213,729,148 1,163,229 104,322,868
Net Assets:
Beginning of period 95,363,634 148,466,942 213,729,148 — 104,322,868 —
End of period $ 97,693,372 $ 95,363,634 $ 213,844,397 $ 213,729,148 $ 105,486,097 $ 104,322,868
Capital Transactions:
Proceeds from shares issued $ 1,876,609 $ 38,309,198 $ 4,956,424 $ 240,989,786 $ 2,631,018 $ 124,252,438
Cost of shares redeemed (11,703,899) (41,763,059) — — — —
Change in net assets resulting from capital
transactions $ (9,827,290) $ (3,453,861) $ 4,956,424 $ 240,989,786 $ 2,631,018 $ 124,252,438
Share Transactions:
Issued 75,000 1,150,000 225,000 9,750,000 125,000 5,000,000
Redeemed (475,000) (1,350,000) — — — —
Change in Shares (400,000) (200,000) 225,000 9,750,000 125,000 5,000,000
(a) Commencement of operations.

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares THB Mid Cap
ESG ETF
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
Free Cash Flow
ETF
Year
Ended
June 30, 2023
For the Period
October 5,
2021
(a)
through
June 30, 2022
For the Period
October 12,
2022
(a)
through
June 30, 2023
For the Period
June 22, 2023
(a)
through
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,554 $ 1,022 $ 1,456,104 $ 8,322
Net realized gains (losses) (103,867) 4,207 3,056,443 —
Net change in unrealized appreciation/depreciation 534,124 (317,418) 25,643,899 628,195
Change in net assets resulting from operations 433,811 (312,189) 30,156,446 636,517
Change in net assets resulting from distributions to shareholders — (7,901) (1,328,708) —
Change in net assets resulting from capital transactions — 2,373,729 152,505,804 44,063,033
Change in net assets 433,811 2,053,639 181,333,542 44,699,550
Net Assets:
Beginning of period 2,053,639 — — —
End of period $ 2,487,450 $ 2,053,639 $ 181,333,542 $ 44,699,550
Capital Transactions:
Proceeds from shares issued $ — $ 2,373,729 $ 301,363,158 $ 44,063,033
Cost of shares redeemed — — (148,857,354) —
Change in net assets resulting from capital transactions $ — $ 2,373,729 $ 152,505,804 $ 44,063,033
Share Transactions:
Issued — 100,000 11,420,000 1,760,000
Redeemed — — (5,570,000) —
Change in Shares — 100,000 5,850,000 1,760,000
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
201
See notes to financial statements.
VictoryShares US 500 Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $64.27 $71.26 $50.57 $52.46 $49.34
Investment Activities:
Net investment income (loss)(a) 1.08 0.94 0.69 0.77 0.73
Net realized and unrealized gains (losses) 6.95 (6.99) 20.68 (1.88) 3.09
Total from Investment Activities 8.03 (6.05) 21.37 (1.11) 3.82
Distributions to Shareholders from:
Net investment income (1.10) (0.94) (0.68) (0.78) (0.70)
Total Distributions (1.10) (0.94) (0.68) (0.78) (0.70)
Net Asset Value, End of Period $71.20 $64.27 $71.26 $50.57 $52.46
Total Return(b) 12.62% (8.63)% 42.51% (2.12)% 7.86%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.59% 1.30% 1.13% 1.49% 1.48%
Gross Expenses(c) 0.39% 0.38% 0.39% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $548,224 $533,403 $705,437 $670,005 $731,775
Portfolio Turnover(d) 24% 21% 34% 28% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
202
See notes to financial statements.
VictoryShares US Small Cap Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $56.54 $64.96 $40.22 $45.87 $48.54
Investment Activities:
Net investment income (loss)(a) 0.88 0.86 0.70 0.59 0.63
Net realized and unrealized gains (losses) 4.05 (8.44) 24.76 (5.62) (2.62)
Total from Investment Activities 4.93 (7.58) 25.46 (5.03) (1.99)
Distributions to Shareholders from:
Net investment income (0.88) (0.84) (0.72) (0.62) (0.68)
Total Distributions (0.88) (0.84) (0.72) (0.62) (0.68)
Net Asset Value, End of Period $60.58 $56.54 $64.96 $40.22 $45.87
Total Return(b) 8.75% (11.82)% 63.72% (11.00)% (4.07)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.47% 1.33% 1.30% 1.35% 1.36%
Gross Expenses(c) 0.58% 0.58% 0.55% 0.55% 0.46%
Supplemental Data:
Net Assets at end of period (000's) $27,259 $22,617 $25,986 $16,089 $29,814
Portfolio Turnover(d) 68% 55% 71% 50% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $36.36 $44.89 $34.63 $38.12 $39.09
Investment Activities:
Net investment income (loss)(a) 1.05 1.20 0.95 0.77 1.17
Net realized and unrealized gains (losses) 3.60 (8.23) 10.25 (3.51) (1.07)
Total from Investment Activities 4.65 (7.03) 11.20 (2.74) 0.10
Distributions to Shareholders from:
Net investment income (0.92) (1.50) (0.94) (0.75) (1.07)
Total Distributions (0.92) (1.50) (0.94) (0.75) (1.07)
Net Asset Value, End of Period $40.09 $36.36 $44.89 $34.63 $38.12
Total Return(b) 12.96% (16.10)% 32.59% (7.23)% 0.33%
Ratios to Average Net Assets:
Net Expenses(c) 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 2.80% 2.79% 2.34% 2.12% 3.14%
Gross Expenses(c) 0.64% 0.58% 0.63% 0.64% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $88,199 $92,713 $116,710 $83,120 $36,215
Portfolio Turnover(d) 30% 32% 45% 41% 53%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
204
See notes to financial statements.
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $58.02 $56.68 $39.52 $47.03 $45.06
Investment Activities:
Net investment income (loss)(a) 2.04 1.84 1.45 1.58 1.51
Net realized and unrealized gains (losses) (1.52) 1.30 17.10 (7.44) 1.83
Total from Investment Activities 0.52 3.14 18.55 (5.86) 3.34
Distributions to Shareholders from:
Net investment income (1.99) (1.80) (1.39) (1.65) (1.37)
Total Distributions (1.99) (1.80) (1.39) (1.65) (1.37)
Net Asset Value, End of Period $56.55 $58.02 $56.68 $39.52 $47.03
Total Return(b) 0.86% 5.50% 47.74% (12.78)% 7.59%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.51% 3.06% 3.04% 3.47% 3.33%
Gross Expenses(c) 0.40% 0.40% 0.41% 0.41% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $361,890 $284,307 $221,056 $193,635 $331,527
Portfolio Turnover(d) 47% 43% 67% 56% 66%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $52.43 $59.95 $36.75 $44.28 $45.96
Investment Activities:
Net investment income (loss)(a) 1.97 1.83 1.85 1.53 1.38
Net realized and unrealized gains (losses) (1.14) (7.52) 23.26 (7.47) (1.74)
Total from Investment Activities 0.83 (5.69) 25.11 (5.94) (0.36)
Distributions to Shareholders from:
Net investment income (1.93) (1.83) (1.91) (1.59) (1.32)
Total Distributions (1.93) (1.83) (1.91) (1.59) (1.32)
Net Asset Value, End of Period $51.33 $52.43 $59.95 $36.75 $44.28
Total Return(b) 1.62% (9.76)% 69.75% (13.61)% (0.70)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.77% 3.14% 3.51% 3.69% 3.10%
Gross Expenses(c) 0.40% 0.40% 0.42% 0.44% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $384,979 $270,019 $251,797 $66,142 $75,277
Portfolio Turnover(d) 82% 68% 104% 68% 83%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
206
See notes to financial statements.
VictoryShares International High Div Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $29.16 $32.83 $25.32 $32.43 $33.94
Investment Activities:
Net investment income (loss)(a) 1.59 1.80 1.11 1.02 1.63
Net realized and unrealized gains (losses) 1.77 (3.63) 7.73 (7.13) (1.48)
Total from Investment Activities 3.36 (1.83) 8.84 (6.11) 0.15
Distributions to Shareholders from:
Net investment income (1.69) (1.84) (1.33) (1.00) (1.66)
Total Distributions (1.69) (1.84) (1.33) (1.00) (1.66)
Net Asset Value, End of Period $30.83 $29.16 $32.83 $25.32 $32.43
Total Return(b) 11.99% (5.92)% 35.49% (19.22)% 0.58%
Ratios to Average Net Assets:
Net Expenses(c) 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 5.38% 5.57% 3.95% 3.45% 5.06%
Gross Expenses(c) 0.95% 0.85% 0.66% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $16,955 $16,038 $22,978 $62,042 $40,540
Portfolio Turnover(d) 71% 62% 111% 71% 76%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Dividend Accelerator ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $41.48 $44.12 $33.14 $32.90 $28.41
Investment Activities:
Net investment income (loss)(a) 0.87 0.70 0.66 0.55 0.48
Net realized and unrealized gains (losses) 4.75 (2.63) 10.95 0.19 4.47
Total from Investment Activities 5.62 (1.93) 11.61 0.74 4.95
Distributions to Shareholders from:
Net investment income (0.86) (0.71) (0.63) (0.50) (0.46)
Total Distributions (0.86) (0.71) (0.63) (0.50) (0.46)
Net Asset Value, End of Period $46.24 $41.48 $44.12 $33.14 $32.90
Total Return(b) 13.68% (4.49)% 35.33% 2.23% 17.60%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.97% 1.55% 1.67% 1.65% 1.57%
Gross Expenses(c) 0.40% 0.39% 0.40% 0.42% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $251,999 $277,909 $344,154 $235,277 $16,450
Portfolio Turnover(d) 54% 43% 41% 74% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
208
See notes to financial statements.
VictoryShares US Multi-Factor Minimum Volatility ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $36.75 $38.15 $30.73 $30.87 $27.58
Investment Activities:
Net investment income (loss)(a) 0.76 0.66 0.62 0.70 0.73
Net realized and unrealized gains (losses) 4.01 (1.39) 7.43 (0.14) 3.20
Total from Investment Activities 4.77 (0.73) 8.05 0.56 3.93
Distributions to Shareholders from:
Net investment income (0.78) (0.67) (0.63) (0.70) (0.64)
Total Distributions (0.78) (0.67) (0.63) (0.70) (0.64)
Net Asset Value, End of Period $40.74 $36.75 $38.15 $30.73 $30.87
Total Return(b) 13.15% (2.04)% 26.47% 1.82% 14.47%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.98% 1.66% 1.80% 2.23% 2.50%
Gross Expenses(c) 0.42% 0.41% 0.41% 0.42% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $124,246 $119,441 $164,065 $155,182 $43,213
Portfolio Turnover(d) 73% 63% 56% 69% 34%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US 500 Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $64.36 $71.28 $51.88 $48.89 $49.30
Investment Activities:
Net investment income (loss)(a) 1.29 0.87 0.70 0.60 0.73
Net realized and unrealized gains (losses) (1.29) (6.95) 19.32 3.04 (0.42)
Total from Investment Activities —(b) (6.08) 20.02 3.64 0.31
Distributions to Shareholders from:
Net investment income (1.26) (0.84) (0.62) (0.65) (0.72)
Net realized gains (1.41) — — — —
Total Distributions (2.67) (0.84) (0.62) (0.65) (0.72)
Net Asset Value, End of Period $61.69 $64.36 $71.28 $51.88 $48.89
Total Return(c) (0.12)% (8.67)% 38.78% 7.49% 0.69%
Ratios to Average Net Assets:
Net Expenses(d) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 2.00% 1.20% 1.13% 1.20% 1.51%
Gross Expenses(d) 0.39% 0.38% 0.39% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $669,367 $891,353 $937,341 $609,613 $828,729
Portfolio Turnover(e) 271%(f) 101%(g) 34% 56% 116%(g)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.
(f)
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(g) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
210
See notes to financial statements.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $66.11 $64.57 $46.58 $45.54 $46.29
Investment Activities:
Net investment income (loss)(a) 2.18 2.14 1.56 1.39 1.46
Net realized and unrealized gains (losses) (8.47) 1.42(b) 17.87 1.09 (0.80)
Total from Investment Activities (6.29) 3.56 19.43 2.48 0.66
Distributions to Shareholders from:
Net investment income (2.18) (2.02) (1.44) (1.44) (1.41)
Total Distributions (2.18) (2.02) (1.44) (1.44) (1.41)
Net Asset Value, End of Period $57.64 $66.11 $64.57 $46.58 $45.54
Total Return(c) (9.69)% 5.49% 42.31% 5.49% 1.52%
Ratios to Average Net Assets:
Net Expenses(d) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.47% 3.13% 2.80% 3.02% 3.22%
Gross Expenses(d) 0.38% 0.39% 0.40% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $1,585,204 $1,907,396 $916,846 $565,892 $696,814
Portfolio Turnover(e) 333%(f) 41% 65%(g) 116% 143%(h)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.
(f) Portfolio turnover increased significantly due to tactical rebalances.
(g)
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $55.06 $60.55 $39.16 $37.80 $47.41
Investment Activities:
Net investment income (loss)(a) 1.26 0.69 0.62 0.44 0.64
Net realized and unrealized gains (losses) (3.10) (5.48) 21.38 1.42 (9.61)
Total from Investment Activities (1.84) (4.79) 22.00 1.86 (8.97)
Distributions to Shareholders from:
Net investment income (1.15) (0.70) (0.61) (0.50) (0.64)
Total Distributions (1.15) (0.70) (0.61) (0.50) (0.64)
Net Asset Value, End of Period $52.08 $55.06 $60.55 $39.16 $37.80
Total Return(b) (3.37)% (8.00)% 56.47% 5.00% (19.04)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 2.32% 1.15% 1.22% 1.19% 1.48%
Gross Expenses(c) 0.44% 0.45% 0.46% 0.47% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $78,120 $71,578 $63,572 $37,203 $92,614
Portfolio Turnover(d) 429%(e) 64% 70%(f) 232% 398%(g)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.
(e) Portfolio turnover increased significantly due to tactical rebalances.
(f)
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(g) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
212
See notes to financial statements.
VictoryShares Developed Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $29.46 $34.19 $26.92 $32.10 $33.79
Investment Activities:
Net investment income (loss)(a) 0.91 0.72 0.66 0.52 0.85
Net realized and unrealized gains (losses) 1.27 (4.45) 7.26 (5.14) (1.59)
Total from Investment Activities 2.18 (3.73) 7.92 (4.62) (0.74)
Distributions to Shareholders from:
Net investment income (0.74) (1.00) (0.65) (0.56) (0.95)
Total Distributions (0.74) (1.00) (0.65) (0.56) (0.95)
Net Asset Value, End of Period $30.89 $29.46 $34.19 $26.92 $32.10
Total Return(b) 7.43% (11.20)% 29.63% (14.55)% (2.16)%
Ratios to Average Net Assets:
Net Expenses(c) 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 2.96% 2.17% 2.16% 1.69% 2.63%
Gross Expenses(c) 0.91% 0.81% 0.88% 0.65% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $47,886 $35,349 $42,742 $48,455 $110,746
Portfolio Turnover(d) 320%(e) 37% 55% 33% 154%(f)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.
(e) Portfolio turnover increased significantly due to tactical rebalances.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Nasdaq Next 50 ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
September 10,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $23.12 $34.33 $25.45
Investment Activities:
Net investment income (loss)(b) 0.18 0.12 0.12
Net realized and unrealized gains (losses) 3.16 (11.20) 8.85
Total from Investment Activities 3.34 (11.08) 8.97
Distributions to Shareholders from:
Net investment income (0.23) (0.13) (0.09)
Total Distributions (0.23) (0.13) (0.09)
Net Asset Value, End of Period $26.23 $23.12 $34.33
Total Return(c)(d) 14.48% (32.34)% 35.26%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.18% 0.18% 0.18%
Net Investment Income (Loss)(e) 0.74% 0.40% 0.46%
Gross Expenses(e)(f) 0.29% 0.31% 0.30%
Supplemental Data:
Net Assets at end of period (000's) $97,693 $95,364 $148,467
Portfolio Turnover(c)(g) 63% 95% 68%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
214
See notes to financial statements.
VictoryShares Core Plus
Intermediate Bond ETF
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.92 $25.00
Investment Activities:
Net investment income (loss)(b) 0.87 0.38
Net realized and unrealized gains (losses) (0.49) (3.17)
Total from Investment Activities 0.38 (2.79)
Distributions to Shareholders from:
Net investment income (0.86) (0.29)
Total Distributions (0.86) (0.29)
Net Asset Value, End of Period $21.44 $21.92
Total Return(c)(d) 1.77% (11.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40%
Net Investment Income (Loss)(e) 4.04% 2.20%
Gross Expenses(e)(f) 0.45% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $213,844 $213,729
Portfolio Turnover(c)(g) 60% 56%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Corporate Bond
ETF
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $20.86 $25.00
Investment Activities:
Net investment income (loss)(b) 0.67 0.37
Net realized and unrealized gains (losses) (0.30) (4.19)
Total from Investment Activities 0.37 (3.82)
Distributions to Shareholders from:
Net investment income (0.65) (0.32)
Total Distributions (0.65) (0.32)
Net Asset Value, End of Period $20.58 $20.86
Total Return(c)(d) 1.85% (15.37)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40%(g) 0.40%
Net Investment Income (Loss)(e) 3.26% 2.17%
Gross Expenses(e)(f) 0.46% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $105,486 $104,323
Portfolio Turnover(c)(h) 27% 9%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
216
See notes to financial statements.
VictoryShares THB Mid Cap
ESG ETF
Year
Ended
June 30, 2023
October 4,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $20.54 $23.74
Investment Activities:
Net investment income (loss)(b) 0.04 0.01
Net realized and unrealized gains (losses) 4.30 (3.13)
Total from Investment Activities 4.34 (3.12)
Distributions to Shareholders from:
Net investment income — (0.08)
Total Distributions — (0.08)
Net Asset Value, End of Period $24.87 $20.54
Total Return(c)(d) 21.12% (13.23)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55%
Net Investment Income (Loss)(e) 0.16% 0.06%
Gross Expenses(e)(f) 2.41% 2.49%
Supplemental Data:
Net Assets at end of period (000's) $2,487 $2,054
Portfolio Turnover(c)(g) 20% 17%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares
WestEnd U.S.
Sector ETF
October 12,
2022(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.28
Net realized and unrealized gains (losses) 5.96
Total from Investment Activities 6.24
Distributions to Shareholders from:
Net investment income (0.24)
Total Distributions (0.24)
Net Asset Value, End of Period $31.00
Total Return(c)(d) 25.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.42%
Net Investment Income (Loss)(e) 1.39%
Gross Expenses(e)(f) 0.67%
Supplemental Data:
Net Assets at end of period (000's) $181,334
Portfolio Turnover(c)(g) 43%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
218
See notes to financial statements.
VictoryShares
Free Cash
Flow ETF
June 22,
2023(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.01
Net realized and unrealized gains (losses) 0.39
Total from Investment Activities 0.40
Net Asset Value, End of Period $25.40
Total Return(c)(d) 1.59%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35%(g)
Net Investment Income (Loss)(e) 2.30%
Gross Expenses(e)(f) 2.27%
Supplemental Data:
Net Assets at end of period (000's) $44,700
Portfolio Turnover(c)(h) —%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2023
Victory Portfolios II
219
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following 18 Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations October 12, 2022.
^ Effective December 16, 2022, the Board of Trustees of the Trust (the “Board”) has approved changes to the investment strategy of the WestEnd U.S. Sector
ETF. While the Fund’s principal investment strategy of investing in one or more GICS
®
Sectors (as defined in the Fund’s prospectus) will not change, the
Fund will implement its GICS
®
Sectors exposure strategy by investing directly in equity securities rather than investing only in Exchange-Traded Funds
(“ETFs”).
** Commenced operations June 22, 2023.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares at Net Asset
Value (“NAV”) only in aggregations of 50,000 shares, or 25,000  shares in the case of THB Mid Cap ESG ETF, Core Plus Intermediate Bond
ETF, Corporate Bond ETF, and Nasdaq Next 50 ETF and 10,000 shares for WestEnd U.S. Sector ETF (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An
Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at
Funds (Legal Name) Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF International High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF Nasdaq Next 50 ETF
VictoryShares Core Plus Intermediate Bond ETF
(formerly VictorShares ESG Core Plus Bond ETF)
Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF
(formerly VictoryShares ESG Corporate Bond ETF)
Corporate Bond ETF
VictoryShares THB Mid Cap ESG ETF THB Mid Cap ESG ETF
VictoryShares WestEnd U.S. Sector ETF WestEnd U.S. Sector ETF*^
VictoryShares Free Cash Flow ETF Free Cash Flow ETF**

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
220
least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US 500 Volatility Wtd ETF ............................................... $ 750 2.00%
US Small Cap Volatility Wtd ETF .......................................... 750 2.00%
International Volatility Wtd ETF ........................................... 6,000 2.00%
US Large Cap High Div Volatility Wtd ETF ................................... 250 2.00%
US Small Cap High Div Volatility Wtd ETF ................................... 250 2.00%
International High Div Volatility Wtd ETF .................................... 1,500 2.00%
Dividend Accelerator ETF ............................................... 250 2.00%
US Multi-Factor Minimum Volatility ETF .................................... 250 2.00%
US 500 Enhanced Volatility Wtd ETF ....................................... 750 2.00%
US EQ Income Enhanced Volatility Wtd ETF .................................. 250 2.00%
US Discovery Enhanced Volatility Wtd ETF ................................... 750 2.00%
Developed Enhanced Volatility Wtd ETF ..................................... 4,500 2.00%
Nasdaq Next 50 ETF ................................................... 250 2.00%
Core Plus Intermediate Bond ETF .......................................... 100 2.00%
Corporate Bond ETF ................................................... 100 2.00%
THB Mid Cap ESG ETF ................................................. 250 2.00%
WestEnd U.S. Sector ETF ................................................ 100 2.00%
Free Cash Flow ETF ................................................... 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
221
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF
Common Stocks ............................ $ 545,461,114 $ — $ — $ 545,461,114
Collateral for Securities Loaned ................ 598,796 — — 598,796
Total .................................... $ 546,059,910 $ — $ — $ 546,059,910
Other Financial Investments:*
Assets:
Futures Contracts ........................... 58,421 — — 58,421
Total .................................... $ 58,421 $ — $ — $ 58,421
US Small Cap Volatility Wtd ETF
Common Stocks ............................ 27,134,950 — — 27,134,950
Collateral for Securities Loaned ................ 292,756 — — 292,756
Total .................................... $ 27,427,706 $ — $ — $ 27,427,706
Other Financial Investments:*
Assets:
Futures Contracts ........................... 846 — — 846
Total .................................... $ 846 $ — $ — $ 846
International Volatility Wtd ETF
Common Stocks ............................ 87,023,954 — 17,500 87,041,454
Collateral for Securities Loaned ................ 3,204,024 — — 3,204,024
Total .................................... $ 90,227,978 $ — $ 17,500 $ 90,245,478
Other Financial Investments:*
Assets:
Futures Contracts ........................... 5,671 — — 5,671
Total .................................... $ 5,671 $ — $ — $ 5,671
US Large Cap High Div Volatility Wtd ETF
Common Stocks ............................ 358,264,487 — — 358,264,487
Total .................................... $ 358,264,487 $ — $ — $ 358,264,487
Other Financial Investments:*
Assets:
Futures Contracts ........................... 62,645 — — 62,645
Total .................................... $ 62,645 $ — $ — $ 62,645
US Small Cap High Div Volatility Wtd ETF
Common Stocks ............................ 381,812,031 — — 381,812,031
Collateral for Securities Loaned ................ 15,478,520 — — 15,478,520
Total .................................... $ 397,290,551 $ — $ — $ 397,290,551
Other Financial Investments:*
Assets:
Futures Contracts ........................... 21,867 — — 21,867
Total .................................... $ 21,867 $ — $ — $ 21,867
International High Div Volatility Wtd ETF
Common Stocks ............................ 16,632,833 — 11,978 16,644,811

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
222
Level 1 Level 2 Level 3 Total
International High Div Volatility Wtd ETF,
continued
Collateral for Securities Loaned ................ $ 960,364 $ — $ — $ 960,364
Total .................................... $ 17,593,197 $ — $ 11,978 $ 17,605,175
Other Financial Investments:*
Assets:
Futures Contracts ........................... 962 — — 962
Total .................................... $ 962 $ — $ — $ 962
Dividend Accelerator ETF
Common Stocks ............................ 250,707,552 — — 250,707,552
Total .................................... $ 250,707,552 $ — $ — $ 250,707,552
Other Financial Investments:*
Assets:
Futures Contracts ........................... 19,331 — — 19,331
Total .................................... $ 19,331 $ — $ — $ 19,331
US Multi-Factor Minimum Volatility ETF
Common Stocks ............................ 123,515,111 — — 123,515,111
Total .................................... $ 123,515,111 $ — $ — $ 123,515,111
Other Financial Investments:*
Assets:
Futures Contracts ........................... 15,860 — — 15,860
Total .................................... $ 15,860 $ — $ — $ 15,860
US 500 Enhanced Volatility Wtd ETF
Common Stocks ............................ 173,234,351 — — 173,234,351
Investment Companies ....................... 493,473,376 — — 493,473,376
Collateral for Securities Loaned ................ 136,828 — — 136,828
Total .................................... $ 666,844,555 $ — $ — $ 666,844,555
Other Financial Investments:*
Assets:
Futures Contracts ........................... 55,638 — — 55,638
Total .................................... $ 55,638 $ — $ — $ 55,638
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks ............................ 399,570,203 — — 399,570,203
Investment Companies ....................... 1,178,505,592 — — 1,178,505,592
Collateral for Securities Loaned ................ 273,748 — — 273,748
Total .................................... $ 1,578,349,543 $ — $ — $ 1,578,349,543
Other Financial Investments:*
Assets:
Futures Contracts ........................... 229,523 — — 229,523
Total .................................... $ 229,523 $ — $ — $ 229,523
US Discovery Enhanced Volatility Wtd ETF
Common Stocks ............................ 19,398,722 — — 19,398,722
Investment Companies ....................... 58,397,857 — — 58,397,857
Collateral for Securities Loaned ................ 119,168 — — 119,168
Total .................................... $ 77,915,747 $ — $ — $ 77,915,747
Other Financial Investments:*
Assets:
Futures Contracts ........................... 1,692 — — 1,692
Total .................................... $ 1,692 $ — $ — $ 1,692

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
223
Level 1 Level 2 Level 3 Total
Developed Enhanced Volatility Wtd ETF
Common Stocks ............................ $ 11,942,187 $ — $ 6,916 $ 11,949,103
Investment Companies ....................... 35,639,957 — — 35,639,957
Collateral for Securities Loaned ................ 272,468 — — 272,468
Total .................................... $ 47,854,612 $ — $ 6,916 $ 47,861,528
Other Financial Investments:*
Assets:
Futures Contracts ........................... 1,712 — — 1,712
Total .................................... $ 1,712 $ — $ — $ 1,712
Nasdaq Next 50 ETF
Common Stocks ............................ 97,410,690 — 8,697 97,419,387
Total .................................... $ 97,410,690 $ — $ 8,697 $ 97,419,387
Other Financial Investments:*
Assets:
Futures Contracts ........................... 11,963 — — 11,963
Total .................................... $ 11,963 $ — $ — $ 11,963
Core Plus Intermediate Bond ETF
Asset-Backed Securities ...................... — 47,300,504 — 47,300,504
Collateralized Loan Obligations ................ — 10,091,566 — 10,091,566
Collateralized Mortgage Obligations ............. — 27,577,106 — 27,577,106
Senior Secured Loans ........................ — 4,453,196 — 4,453,196
Corporate Bonds ........................... — 53,283,035 — 53,283,035
Yankee Dollars ............................ — 10,572,596 — 10,572,596
Municipal Bonds ........................... — 989,263 — 989,263
U.S. Government Agency Mortgages ............. — 12,943,149 — 12,943,149
U.S. Treasury Obligations ..................... — 44,748,799 — 44,748,799
Total .................................... $ — $ 211,959,214 $ — $ 211,959,214
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (193,456) — — (193,456)
Total .................................... $ (193,456) $ — $ — $ (193,456)
Corporate Bond ETF
Corporate Bonds ........................... — 83,375,054 — 83,375,054
Yankee Dollars ............................ — 18,023,293 — 18,023,293
U.S. Treasury Obligations ..................... — 1,175,537 — 1,175,537
Commercial Papers ......................... — 2,197,728 — 2,197,728
Total .................................... $ — $ 104,771,612 $ — $ 104,771,612
THB Mid Cap ESG ETF
Common Stocks ............................ 2,451,540 — — 2,451,540
Total .................................... $ 2,451,540 $ — $ — $ 2,451,540
WestEnd U.S. Sector ETF
Common Stocks ............................ 180,884,714 — — 180,884,714
Rights ................................... — — 543 543
Total .................................... $ 180,884,714 $ — $ 543 $ 180,885,257
Other Financial Investments:*
Assets:
Futures Contracts ........................... 32,691 — — 32,691
Total .................................... $ 32,691 $ — $ — $ 32,69 1

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
224
As of June 30, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the
Funds owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying
Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Level 1 Level 2 Level 3 Total
Free Cash Flow ETF
Common Stocks ............................ $ 44,658,881 $ — $ — $ 44,658,881
Total .................................... $ 44,658,881 $ — $ — $ 44,658,881
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
225
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2023, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year June 30, 2023, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 518,822 –
US 500 Volatility Wtd ETF ............................................................... $ 58,421 $ –
US Small Cap Volatility Wtd ETF .......................................................... 846 –
International Volatility Wtd ETF ........................................................... 5,671 –
US Large Cap High Div Volatility Wtd ETF ................................................... 62,645 –
US Small Cap High Div Volatility Wtd ETF ................................................... 21,867 –

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
226
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2023:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
International High Div Volatility Wtd ETF .................................................... $ 962 $ –
Dividend Accelerator ETF ............................................................... 19,331 –
US Multi-Factor Minimum Volatility ETF .................................................... 15,860 –
US 500 Enhanced Volatility Wtd ETF ....................................................... 55,638 –
US EQ Income Enhanced Volatility Wtd ETF .................................................. 229,523 –
US Discovery Enhanced Volatility Wtd ETF ................................................... 1,692 –
Developed Enhanced Volatility Wtd ETF ..................................................... 1,712 –
Nasdaq Next 50 ETF ................................................................... 11,963 –
WestEnd U.S. Sector ETF ................................................................ 32,691 –
Interest Rate Risk Exposure: – (193,456)
Core Plus Intermediate Bond ETF .......................................................... – 193,456
* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 1480184.00 1371844.00
US 500 Volatility Wtd ETF ........................................................... $ 60,136 $ 146,743
US Small Cap Volatility Wtd ETF ...................................................... (6,469) (1,820)
International Volatility Wtd ETF ....................................................... 22,393 9,511
US Large Cap High Div Volatility Wtd ETF ............................................... 144,319 133,844
US Small Cap High Div Volatility Wtd ETF ............................................... (130,153) 106,630
International High Div Volatility Wtd ETF ................................................ 9,825 1,176
Dividend Accelerator ETF ........................................................... 64,484 27,070
US Multi-Factor Minimum Volatility ETF ................................................ 22,201 29,838
US 500 Enhanced Volatility Wtd ETF ................................................... 469,110 234,154
US EQ Income Enhanced Volatility Wtd ETF .............................................. 723,513 617,797
US Discovery Enhanced Volatility Wtd ETF ............................................... 295 21,598
Developed Enhanced Volatility Wtd ETF ................................................. 11,402 8,330
Nasdaq Next 50 ETF ............................................................... 51,602 4,282
WestEnd U.S. Sector ETF ............................................................ 37,526 32,691
Interest Rate Risk Exposure: (160915.00) (272776.00)
Core Plus Intermediate Bond ETF ...................................................... (160,915) (272,776)

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
227
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US 500 Volatility Wtd ETF .......................................... $ 578,425 $ — $ 598,796
US Small Cap Volatility Wtd ETF ..................................... 285,015 — 292,756
International Volatility Wtd ETF ...................................... 3,069,834 — 3,204,024
US Small Cap High Div Volatility Wtd ETF .............................. 14,853,926 — 15,478,520
International High Div Volatility Wtd ETF ............................... 919,718 — 960,364
US 500 Enhanced Volatility Wtd ETF .................................. 131,935 — 136,828
US EQ Income Enhanced Volatility Wtd ETF ............................. 260,526 — 273,748
US Discovery Enhanced Volatility Wtd ETF .............................. 115,464 — 119,168
Developed Enhanced Volatility Wtd ETF ................................ 260,613 — 272,468

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
228
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2023, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US 500 Volatility Wtd ETF .................................. $ 134,083,708 $ 134,245,667 $ 33,528,586 $ 74,079,969
US Small Cap Volatility Wtd ETF ............................. 16,763,438 16,771,639 3,177,871 —
International Volatility Wtd ETF .............................. 25,769,448 26,324,717 — 12,637,733
US Large Cap High Div Volatility Wtd ETF ...................... 161,367,326 160,151,534 211,199,662 122,311,790
US Small Cap High Div Volatility Wtd ETF ...................... 288,684,350 288,220,724 148,846,330 26,042,374
International High Div Volatility Wtd ETF ....................... 11,279,082 11,508,223 — —
Dividend Accelerator ETF .................................. 131,478,109 129,821,873 126,921,654 176,146,570
US Multi-Factor Minimum Volatility ETF ....................... 88,572,952 88,831,104 1,770,923 9,723,677
US 500 Enhanced Volatility Wtd ETF .......................... 1,390,114,009 1,991,593,642 12,207,664 108,191,803
US EQ Income Enhanced Volatility Wtd ETF ..................... 4,870,700,750 6,038,690,976 660,705,340 710,827,453
US Discovery Enhanced Volatility Wtd ETF ...................... 173,117,892 169,700,053 9,330,607 4,623,617
Developed Enhanced Volatility Wtd ETF ........................ 72,226,536 75,486,548 5,661,955 378,950
Nasdaq Next 50 ETF ...................................... 61,631,615 61,942,208 1,855,028 11,600,446
THB Mid Cap ESG ETF .................................... 444,838 479,564 — —
WestEnd U.S. Sector ETF ................................... 66,397,050 64,025,652 297,558,951 147,675,214
Free Cash Flow ETF ...................................... — — 44,030,686 —
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Core Plus Intermediate Bond ETF ....................... $ 81,871,229 $ 92,154,032 $ 50,176,061 $ 35,144,849
Corporate Bond ETF ................................ 26,552,463 26,030,844 1,926,729 746,367

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
229
even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of June
30, 2023, certain fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
International Volatility Wtd ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
US Multi-Factor Minimum Volatility ETF
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Nasdaq Next 50 ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Core Plus Intermediate Bond ETF
Ownership %
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.9
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32.9
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56.8
Corporate Bond ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
WestEnd U.S. Sector ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Free Cash Flow ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
230
Amounts incurred and paid to VCM for the year ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Flat Rate
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
THB Mid Cap ESG ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
231
(a) In effect from December 16, 2022, until at least October 31, 2024.
(b) In effect until at least October 31, 2024.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2023, the Adviser voluntarily waived the following amounts:
In Effect Until
October 31, 2023
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
THB Mid Cap ESG ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.46%(a)
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%(b)
Expires
2024
Expires
2025
Expires
2026 Total
US 500 Volatility Wtd ETF .............................................. $ 66,415 $ 15,251 $ 42,444 $ 124,110
US Small Cap Volatility Wtd ETF ......................................... 35,421 49,801 49,222 134,444
International Volatility Wtd ETF .......................................... 150,668 111,915 133,661 396,244
US Large Cap High Div Volatility Wtd ETF .................................. 47,070 45,449 45,307 137,826
US Small Cap High Div Volatility Wtd ETF .................................. 47,951 51,444 50,332 149,727
International High Div Volatility Wtd ETF ................................... 65,624 70,418 75,175 211,217
Dividend Accelerator ETF .............................................. 46,360 25,944 47,541 119,845
US Multi-Factor Minimum Volatility ETF ................................... 40,209 40,631 44,634 125,474
US 500 Enhanced Volatility Wtd ETF ...................................... 77,028 3,538 28,114 108,680
US EQ Income Enhanced Volatility Wtd ETF ................................. 89,656 79,459 25,530 194,645
US Discovery Enhanced Volatility Wtd ETF .................................. 38,554 50,302 50,780 139,636
Developed Enhanced Volatility Wtd ETF .................................... 172,550 129,939 186,048 488,537
Nasdaq Next 50 ETF .................................................. 74,147 134,640 71,325 280,112
Core Plus Intermediate Bond ETF ......................................... — 93,356 37,130 130,486
Corporate Bond ETF .................................................. — 78,541 26,128 104,669
THB Mid Cap ESG ETF ................................................ — 33,895 41,285 75,180
WestEnd U.S. Sector ETF ............................................... — — 211,923 211,923
Free Cash Flow ETF .................................................. — — 6,843 6,843
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 185,454

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
232
* This amount includes $19,126 in expenses that the Adviser has reimbursed related to this Fund’s principal investment strategy change effec-
tive December 16, 2022.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the year ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —  Core Plus Intermediate Bond ETF and Corporate Bond ETF funds (herein, the Funds) are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — The International Volatility Wtd ETF, International High Div Volatility Wtd ETF and Developed Enhanced Volatility
Wtd ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency
(or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Passive Investment Risk — Certain Funds are designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8,174
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28,804
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 114,409
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 116,779
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,329
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 78,387
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40,147
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 268,890
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 646,310
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27,274
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,439
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32,104
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 70,303
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34,158
THB Mid Cap ESG ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 740
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53,511*
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 82

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
233
and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
LIBOR Discontinuation Risk — The discontinuation of London Interbank Offered Rate (“LIBOR”) may adversely affect the financial markets generally and the Funds’ operations, finances and investments specifically. LIBOR has been the principal floating rate benchmark in the financial markets, and a large portion of the Funds’ assets were tied to LIBOR. However, LIBOR was discontinued as a floating rate benchmark after June
30, 2023. Then-existing LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
Non-LIBOR floating rate obligations, including obligations based on the Secured Overnight Financing Rate (“SOFR”), may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid.
Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-
LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
It is not clear how replacement rates for LIBOR—including SOFR-based rates and non-SOFR-based rates—will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
Limited History of Operations Risk — WestEnd U.S. Sector ETF and Free Cash Flow ETF funds are new and, therefore, have a limited history of operations for investors to evaluate.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of
Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended June 30, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Amount
Outstanding
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . $ — $ 2,300,000 5.85% $ 2,300,000

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
234
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
read
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
Declared Paid
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
THB Mid Cap ESG ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total Accumulated Earnings/
(Loss) Capital
US 500 Volatility Wtd ETF .................................................. $ (18,603,119) $ 18,603,119
International Volatility Wtd ETF .............................................. (1,884,585) 1,884,585
US Large Cap High Div Volatility Wtd ETF ...................................... (14,201,103) 14,201,103
US Small Cap High Div Volatility Wtd ETF ...................................... (3,695,254) 3,695,254
Dividend Accelerator ETF .................................................. (18,101,061) 18,101,061
US Multi-Factor Minimum Volatility ETF ....................................... (1,501,664) 1,501,664
US 500 Enhanced Volatility Wtd ETF .......................................... (28,608,908) 28,608,908
US EQ Income Enhanced Volatility Wtd ETF ..................................... (66,503,394) 66,503,394
US Discovery Enhanced Volatility Wtd ETF ...................................... (917,760) 917,760
Developed Enhanced Volatility Wtd ETF ........................................ (81,480) 81,480
Nasdaq Next 50 ETF ...................................................... (704,858) 704,858
WestEnd U.S. Sector ETF ................................................... (5,065,686) 5,065,686

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
235
As of June 30, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term
Capital
Gains
Total
Distributions
Paid
US 500 Volatility Wtd ETF ....................................................... $ 9,175,277 $ — $ 9,175,277
US Small Cap Volatility Wtd ETF .................................................. 367,935 — 367,935
International Volatility Wtd ETF ................................................... 2,096,106 — 2,096,106
US Large Cap High Div Volatility Wtd ETF ........................................... 11,863,065 — 11,863,065
US Small Cap High Div Volatility Wtd ETF ........................................... 13,131,585 — 13,131,585
International High Div Volatility Wtd ETF ............................................ 931,936 — 931,936
Dividend Accelerator ETF ....................................................... 4,655,305 — 4,655,305
US Multi-Factor Minimum Volatility ETF ............................................ 2,502,620 — 2,502,620
US 500 Enhanced Volatility Wtd ETF ............................................... 16,100,063 18,459,782 34,559,845
US EQ Income Enhanced Volatility Wtd ETF .......................................... 68,224,365 — 68,224,365
US Discovery Enhanced Volatility Wtd ETF ........................................... 1,766,283 — 1,766,283
Developed Enhanced Volatility Wtd ETF ............................................. 1,092,732 — 1,092,732
Nasdaq Next 50 ETF ........................................................... 894,257 — 894,257
Core Plus Intermediate Bond ETF .................................................. 8,523,875 — 8,523,875
Corporate Bond ETF ........................................................... 3,314,390 — 3,314,390
WestEnd U.S. Sector ETF ........................................................ 1,328,708 — 1,328,708
Year Ended June 30, 2022
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US 500 Volatility Wtd ETF .................................................................... $ 8,500,286 $ 8,500,286
US Small Cap Volatility Wtd ETF ............................................................... 334,788 334,788
International Volatility Wtd ETF ................................................................ 3,855,525 3,855,525
US Large Cap High Div Volatility Wtd ETF ........................................................ 7,496,456 7,496,456
US Small Cap High Div Volatility Wtd ETF ........................................................ 8,027,701 8,027,701
International High Div Volatility Wtd ETF ......................................................... 1,097,626 1,097,626
Dividend Accelerator ETF .................................................................... 5,149,858 5,149,858
US Multi-Factor Minimum Volatility ETF ......................................................... 2,679,211 2,679,211
US 500 Enhanced Volatility Wtd ETF ............................................................ 11,440,022 11,440,022
US EQ Income Enhanced Volatility Wtd ETF ....................................................... 36,342,855 36,342,855
US Discovery Enhanced Volatility Wtd ETF ........................................................ 805,290 805,290
Developed Enhanced Volatility Wtd ETF .......................................................... 1,203,675 1,203,675
Nasdaq Next 50 ETF ........................................................................ 586,469 586,469
Core Plus Intermediate Bond ETF ............................................................... 2,591,088 2,591,088
Corporate Bond ETF ........................................................................ 1,493,227 1,493,227
THB Mid Cap ESG ETF ...................................................................... 7,901 7,901

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
236
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, callable bonds amortization, and mark to market on futures contracts.
As of June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
Undistributed
Ordinary
Income
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
US 500 Volatility Wtd ETF ................. $ 605,487 $ 605,487 $ (90,674,436) $ 94,037,618 $ 3,968,669
US Small Cap Volatility Wtd ETF ............ 26,270 26,270 (11,167,694) 2,717,753 (8,423,671)
International Volatility Wtd ETF ............. 436,973 436,973 (7,622,846) 8,868,873 1,683,000
US Large Cap High Div Volatility Wtd ETF ..... 1,170,340 1,170,340 (68,952,335) (7,111,028) (74,893,023)
US Small Cap High Div Volatility Wtd ETF ..... 1,005,743 1,005,743 (85,012,006) (639,161) (84,645,424)
International High Div Volatility Wtd ETF ...... 125,073 125,073 (14,517,887) (57,715) (14,450,529)
Dividend Accelerator ETF ................. 527,415 527,415 (23,188,343) 7,254,011 (15,406,917)
US Multi-Factor Minimum Volatility ETF ...... 74,349 74,349 (19,531,957) 14,003,055 (5,454,553)
US 500 Enhanced Volatility Wtd ETF ......... 1,852,126 1,852,126 (132,739,749) 34,692,995 (96,194,628)
US EQ Income Enhanced Volatility Wtd ETF .... 5,312,469 5,312,469 (441,533,923) (426,272) (436,647,726)
US Discovery Enhanced Volatility Wtd ETF ..... 232,508 232,508 (45,184,330) 2,625,892 (42,325,930)
Developed Enhanced Volatility Wtd ETF ....... 271,232 271,232 (25,554,609) 2,171,412 (23,111,965)
Nasdaq Next 50 ETF ..................... 69,596 69,596 (37,784,998) 3,273,899 (34,441,503)
Core Plus Intermediate Bond ETF ............ 769,786 769,786 (16,157,714) (16,713,885) (32,101,813)
Corporate Bond ETF ..................... 390,420 390,420 (4,947,738) (16,840,041) (21,397,359)
THB Mid Cap ESG ETF ................... 3,554 3,554 (106,539) 216,706 113,721
WestEnd U.S. Sector ETF .................. 127,429 127,429 (1,203,430) 24,838,053 23,762,052
Free Cash Flow ETF ..................... 20,138 20,138 — 616,379 636,517
Short-Term
Amount
Long-Term
Amount Total
US 500 Volatility Wtd ETF ............................................... $ 45,562,156 $ 45,112,280 $ 90,674,436
US Small Cap Volatility Wtd ETF .......................................... 6,907,229 4,260,465 11,167,694
International Volatility Wtd ETF ........................................... 3,582,609 4,040,237 7,622,846
US Large Cap High Div Volatility Wtd ETF ................................... 40,358,165 28,594,170 68,952,335
US Small Cap High Div Volatility Wtd ETF ................................... 63,291,454 21,720,552 85,012,006
International High Div Volatility Wtd ETF .................................... 6,374,794 8,143,093 14,517,887
Dividend Accelerator ETF ............................................... 12,081,140 11,107,203 23,188,343
US Multi-Factor Minimum Volatility ETF .................................... 15,211,703 4,320,254 19,531,957
US 500 Enhanced Volatility Wtd ETF ....................................... 110,451,880 22,287,869 132,739,749
US EQ Income Enhanced Volatility Wtd ETF .................................. 406,717,188 34,816,735 441,533,923
US Discovery Enhanced Volatility Wtd ETF ................................... 43,396,122 1,788,208 45,184,330
Developed Enhanced Volatility Wtd ETF ..................................... 16,358,628 9,195,981 25,554,609
Nasdaq Next 50 ETF ................................................... 31,560,968 6,224,030 37,784,998
Core Plus Intermediate Bond ETF .......................................... 11,755,396 4,402,318 16,157,714
Corporate Bond ETF ................................................... 2,453,747 2,493,991 4,947,738
THB Mid Cap ESG ETF ................................................. 78,267 28,272 106,539
WestEnd U.S. Sector ETF ................................................ 1,203,430 — 1,203,430

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
237
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments.  Section
12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund’s investment adviser. When a fund’s investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund’s investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the year ended June 30, 2023, were as follows:
10. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US 500 Volatility Wtd ETF .......................... $ 452,022,292 $ 116,120,371 $ (22,082,753) $ 94,037,618
US Small Cap Volatility Wtd ETF ..................... 24,709,953 4,416,490 (1,698,737) 2,717,753
International Volatility Wtd ETF ...................... 81,378,566 13,737,221 (4,870,309) 8,866,912
US Large Cap High Div Volatility Wtd ETF .............. 365,375,515 19,937,449 (27,048,477) (7,111,028)
US Small Cap High Div Volatility Wtd ETF .............. 397,929,712 30,670,930 (31,310,091) (639,161)
International High Div Volatility Wtd ETF ............... 17,661,405 1,244,882 (1,301,112) (56,230)
Dividend Accelerator ETF .......................... 243,453,541 17,102,213 (9,848,202) 7,254,011
US Multi-Factor Minimum Volatility ETF ............... 109,512,056 15,770,365 (1,767,310) 14,003,055
US 500 Enhanced Volatility Wtd ETF .................. 632,151,560 38,731,849 (4,038,854) 34,692,995
US EQ Income Enhanced Volatility Wtd ETF ............. 1,578,775,815 24,874,677 (25,300,949) (426,272)
US Discovery Enhanced Volatility Wtd ETF .............. 75,289,855 3,901,904 (1,276,012) 2,625,892
Developed Enhanced Volatility Wtd ETF ................ 45,686,548 2,518,864 (343,884) 2,174,980
Nasdaq Next 50 ETF .............................. 94,145,488 9,876,102 (6,602,203) 3,273,899
Core Plus Intermediate Bond ETF ..................... 228,673,099 670,124 (17,384,009) (16,713,885)
Corporate Bond ETF .............................. 121,611,653 509,794 (17,349,835) (16,840,041)
THB Mid Cap ESG ETF ............................ 2,234,834 317,054 (100,348) 216,706
WestEnd U.S. Sector ETF ........................... 156,047,204 27,302,506 (2,464,453) 24,838,053
Free Cash Flow ETF .............................. 44,042,502 677,205 (60,826) 616,379
Fair Value
6/30/2022
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2023
Dividend
Income
US Small Cap Volatility
Wtd ETF
Victory Capital Holdings,
Inc. ................. $ 35,620 $ 13,971 $ (9,282) $ (1,486) $ — $ 13,155 $ 51,978 $ 1,958
Fair Value
6/30/2022
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2023
Dividend
Income
US Discovery Enhanced
Volatility Wtd ETF
Victory Capital Holdings,
Inc. ................. $ 26,751 $ 302,593 $ (293,576) $ (4,677) $ — $ 6,063 $ 37,154 $ 4,358

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
238
disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory
Portfolios II, comprising the funds listed below (the “Funds”) as of June 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
June 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares US 500 Volatility Wtd
ETF,
VictoryShares US Small Cap
Volatility Wtd ETF,
VictoryShares International Volatility
Wtd ETF,
VictoryShares US Large Cap High
Div Volatility Wtd ETF,
VictoryShares US Small Cap High
Div Volatility Wtd ETF,
VictoryShares International High Div
Volatility Wtd ETF,
VictoryShares Dividend Accelerator
ETF,
VictoryShares US Multi-Factor
Minimum Volatility ETF,
VictoryShares US 500 Enhanced
Volatility Wtd ETF,
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF,
VictoryShares US Discovery
Enhanced Volatility Wtd ETF, and
VictoryShares Developed Enhanced
Volatility Wtd ETF
For the year ended June 30, 2023 For the years ended June 30, 2023, and 2022
For the years ended June 30, 2023,
2022, 2021, 2020, and 2019
VictoryShares Nasdaq Next 50 ETF For the year ended June 30, 2023 For the years ended June 30, 2023, and 2022
For the years ended June 30, 2023,
2022, and for the period from
September 10, 2020 (commencement
of operations) through June 30, 2021
VictoryShares Core Plus Intermediate
Bond ETF
ETF VictoryShares Corporate Bond
ETF, and
VictoryShares THB Mid Cap ESG
ETF
For the year ended June 30, 2023 For the year ended June 30, 2023, and the period from October 5, 2021
(commencement of operations) through June 30, 2022
VictoryShares WestEnd U.S. Sector
ETF
For the period from October 12, 2022 (commencement of operations) through June 30, 2023
VictoryShares Free Cash Flow ETF For the period from June 22, 2023 (commencement of operations) through June 30, 2023

Report of Independent Registered Public Accounting Firm
audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2023

Supplemental Information
June 30, 2023
Victory Portfolios II
241
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 26 portfolios in the Trust, six portfolios in Victory Variable
Insurance Funds, and 37 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. David C. Brown is a Trustee of Victory Portfolios III and oversees 45 portfolios of the Victory Portfolios III. Each
Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  Each Trustee has an indefinite term.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2015 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee May 2015 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2015 Retired. None.
Dennis M. Bushe,
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee May 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee May 2015 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee May 2015 Private Investor. Chair (since 2013), Caledonia Mining
Corporation.
Advisory Trustee
Timothy Pettee,
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,**
(May 1972)
Trustee May 2015 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
June 30, 2023
Victory Portfolios II
242
(Unaudited)
Officers:
The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective May 1, 2023, Christopher Dyer resigned as the President of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023* Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President May 2015 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios III
and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer December 2017 Senior Vice President, Financial Administration, Citi Fund
Services Ohio, Inc. (since 2016). Mr. Shaer also serves as the
Funds’ Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer May 2015 Director, Fund and BD Finance, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2017-4/30/23); Chief
Financial Officer, Victory Capital Services, Inc. (since 2018). Mr.
Ponte also serves as Assistant Treasurer of Victory Portfolios,
Victory Portfolios III and Victory Variable Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Deputy Chief Compliance Officer (July 2021-June 2022), Senior
Compliance Officer, the Adviser (2019-present); Compliance
Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief
Compliance Officer for Victory Portfolios, Victory Portfolios III
and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary May 2015 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Supplemental Information
June 30, 2023
Victory Portfolios II

(Unaudited)

Supplemental Information — continued
June 30, 2023
Victory Portfolios II
244
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023, through June 30, 2023 (unless otherwise noted).
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
US 500 Volatility Wtd ETF ................. $ 1,000.00 $ 1,056.40 $ 1,023.06 $ 1.78 $ 1.76 0.35%
US Small Cap Volatility Wtd ETF ............ 1,000.00 1,049.80 1,023.06 1.78 1.76 0.35%
International Volatility Wtd ETF ............. 1,000.00 1,097.00 1,022.56 2.34 2.26 0.45%
US Large Cap High Div Volatility Wtd ETF ..... 1,000.00 974.10 1,023.06 1.71 1.76 0.35%
US Small Cap High Div Volatility Wtd ETF ..... 1,000.00 1,009.50 1,023.06 1.74 1.76 0.35%
International High Div Volatility Wtd ETF ...... 1,000.00 1,083.30 1,022.56 2.32 2.26 0.45%
Dividend Accelerator ETF ................. 1,000.00 1,042.30 1,023.06 1.77 1.76 0.35%
US Multi-Factor Minimum Volatility ETF ...... 1,000.00 1,076.40 1,023.06 1.80 1.76 0.35%
US 500 Enhanced Volatility Wtd ETF ......... 1,000.00 967.90 1,023.06 1.71 1.76 0.35%
US EQ Income Enhanced Volatility Wtd ETF .... 1,000.00 942.00 1,023.06 1.69 1.76 0.35%
US Discovery Enhanced Volatility Wtd ETF ..... 1,000.00 964.30 1,023.06 1.70 1.76 0.35%
Developed Enhanced Volatility Wtd ETF ....... 1,000.00 1,022.10 1,022.56 2.26 2.26 0.45%
Nasdaq Next 50 ETF ..................... 1,000.00 1,093.50 1,023.90 0.93 0.90 0.18%
Core Plus Intermediate Bond ETF ............ 1,000.00 1,034.90 1,022.81 2.02 2.01 0.40%

Supplemental Information — continued
June 30, 2023
Victory Portfolios II
245
(Unaudited)
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Corporate Bond ETF ..................... 1,000.00 1,038.10 1,022.81 2.02 2.01 0.40%
THB Mid Cap ESG ETF ................... 1,000.00 1,137.40 1,022.07 2.91 2.76 0.55%
WestEnd U.S. Sector ETF .................. 1,000.00 1,170.90 1,022.51 2.48 2.31 0.46%
Free Cash Flow ETF** .................... 1,000.00 1,015.90 1,023.06 0.09 1.76 0.35%
* Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
** Actual Expense Paid are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 9/365 to reflect the stub period from commencement of operations June 22, 2023, through June 30, 2023.

Victory Portfolios II

(Unaudited)
Supplemental Information — continued
June 30, 2023
Additional Federal Income Tax Information
For the year ended June 30, 2023, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:
Dividends qualified for corporate dividends received deductions of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2023, were as follow:
Percent
US 500 Volatility Wtd ETF ............................................................................ 100%
US Small Cap Volatility Wtd ETF ....................................................................... 100%
International Volatility Wtd ETF ........................................................................ 81%
US Large Cap High Div Volatility Wtd ETF ................................................................ 100%
US Small Cap High Div Volatility Wtd ETF ................................................................ 100%
International High Div Volatility Wtd ETF ................................................................. 75%
Dividend Accelerator ETF ............................................................................ 100%
US Multi-Factor Minimum Volatility ETF ................................................................. 100%
US 500 Enhanced Volatility Wtd ETF .................................................................... 59%
US EQ Income Enhanced Volatility Wtd ETF ............................................................... 76%
US Discovery Enhanced Volatility Wtd ETF ................................................................ 35%
Developed Enhanced Volatility Wtd ETF .................................................................. 31%
Nasdaq Next 50 ETF ................................................................................ 99%
WestEnd U.S. Sector ETF ............................................................................. 100%
Percent
US 500 Volatility Wtd ETF ............................................................................ 100%
US Small Cap Volatility Wtd ETF ....................................................................... 100%
US Large Cap High Div Volatility Wtd ETF ................................................................ 100%
US Small Cap High Div Volatility Wtd ETF ................................................................ 100%
Dividend Accelerator ETF ............................................................................ 100%
US Multi-Factor Minimum Volatility ETF ................................................................. 100%
US 500 Enhanced Volatility Wtd ETF .................................................................... 57%
US EQ Income Enhanced Volatility Wtd ETF ............................................................... 76%
US Discovery Enhanced Volatility Wtd ETF ................................................................ 33%
Nasdaq Next 50 ETF ................................................................................ 82%
WestEnd U.S. Sector ETF ............................................................................. 100%
Foreign Source Income Foreign Tax Expense
International Volatility Wtd ETF ................................................ $ 1.22 $ 0.15
International High Div Volatility Wtd ETF ......................................... 1.61 0.19

Victory Portfolios II

(Unaudited)
Supplemental Information — continued
June 30, 2023
Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”)
The Board approved the Agreement on behalf of the VictoryShares Free Cash Flow ETF (the “Fund”) at a meeting, which was called for that purpose, on May 23, 2023. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust and that the Fund had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Fund;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Fund grow;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The estimated total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The expected profitability of the Adviser with respect to the Adviser’s relationship with the Fund;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Fund for administration and fund accounting services;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed the Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Fund’s profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Fund’s expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Fund were being proposed at this time.
The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.
Approval of the Agreement on Behalf of the Fund
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two-year period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser’s relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services to be provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing quality portfolio management teams; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios II

(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VPII-VICTORYSHARESETF-AR (6/23)

June 30, 2023
Annual Report
VictoryShares Short-Term Bond ETF (Formerly VictoryShares USAA Core Short-Term
Bond ETF)
VictoryShares Core Intermediate Bond ETF (Formerly VictoryShares USAA Core Inter-
mediate-Term Bond ETF)

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
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Victory
Portfolios II
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 11
Schedules of Portfolio Investments
VictoryShares Short-Term Bond ETF
13
VictoryShares Core Intermediate Bond ETF
28
Financial Statements
Statements of Assets and Liabilities
49
Statements of Operations
50
Statements of Changes in Net Assets
51
Financial Highlights
52
Notes to Financial Statements 54
Report of Independent Registered Public Accounting Firm 63
Supplemental Information (Unaudited) 64
Trustee and Officer Information
64
Proxy Voting and Portfolio Holdings Information
66
Expense Examples
66
Liquidity Risk Management Program
67
Privacy Policy (inside back cover)

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Our annual reporting period for the 12 months ended June 30, 2023, has been a tale of two markets. The dichotomy has been nothing short of remarkable.
Think back to the latter half of 2022. This was a very difficult time for investors, marked by an array of challenges that punished both bond and stock markets. The U.S. Federal Reserve (the “Fed”) was in the midst of a series of rate hikes—more aggressive than many investors had ever experienced. Inflation was raging and conjuring up memories of the 1970s. And if that wasn’t enough, a terrible war was taking place in Eastern Europe, while tensions between the world’s two largest economic powers, the
United States and China, were also on the rise.
It was not exactly a constructive environment for investors, and all of these issues created headwinds for both stocks and bonds.
It’s not often that stocks and bonds decline in tandem, and the traditional diversified portfolio of 60% equities/40% fixed income was suffering through one of its worst periods on record.
But when the calendar year flipped, so did the markets. During the first six months of 2023, financial markets exhibited greater stability and less volatility. Equities (including domestic, international and emerging markets) regained their footing and rebounded. In the United States, some of the most beaten-down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
The market’s resiliency and strong rebound during the first two quarters of 2023 surprised many pundits. After all, there were ample challenges that could have undermined this rally, including unusual turmoil within the banking sector in March 2023 that resulted in the collapse of a few regional banks. Naturally, this ratcheted up volatility for a spell, but the Fed took the necessary steps to restore confidence in the banking sector and avoided a wider contagion. It also helped that the Fed paused its rate hikes as inflation data finally cooled.
Through all the ups and downs in these two very different environments, the S&P 500
®
Index, the most widely followed index
representing the domestic stock market, managed to deliver an impressive total return of more than 19% for our annual reporting period ended June 30, 2023. The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—was basically unchanged during the same period at 0.94% (despite the volatility).
We don’t deny that this past annual reporting period was difficult. We realize that the bouts of stomach-churning volatility can take a toll on investors’ psyche. But even when markets snap back sharply as they have, investors often wonder if they have missed an opportunity. This reminds us of two enduring realities: 1) financial markets are dynamic and apt to change abruptly; 2)
it’s vital to remain calm and rational whenever faced with those inevitable times of turmoil.
Fortunately, we think that investors can take comfort knowing that all our Victory Capital independent investment franchises have experience managing portfolios through a variety of market environments. Our investment professionals remain calm during turbulent financial markets, and we think it’s imperative that investors do the same.
Of course, there are still uncertainties ahead. For example, is the Fed finished with its rate hikes? Will the impact of tighter lending standards ultimately result in slower growth and lower corporate profits? Is there another banking crisis lurking? Nobody really knows what the future will bring. That’s why we continue to advocate for a long-term plan, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances. These, in our opinion, are the key ingredients for staying the course and progressing on investment goals.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. In addition, you may call 866-376-7890 or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
VictoryShares Short-Term Bond ETF
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Transitory, a word we heard a lot over the last couple of years regarding the significant increase in the U.S. Consumer Price
Index (“CPI”). As the world emerged from COVID-19 lockdowns, one of the effects was a major disruption in the world’s supply chains. As COVID-19-suppressed demand returned to normal, we saw that post-COVID-19 supply chains were no longer operating normally. As production and distribution of goods and services began to ramp up, we found that there were significant bottlenecks in the supply chains, which ended up increasing the costs of goods and services, resulting in CPI going higher. CPI has continued to increase, albeit at a decreasing rate every month, and remains above pre-COVID-19 levels. Whether or not this has been “transitory” depends upon one’s definition of the word.
The U.S. Federal Reserve (the “Fed”) initially thought the price increases were transitory, but reversed course as prices kept rising. The continued rise in CPI caused the Fed to capitulate and set them on a course of increasing the Fed Funds rate at one of the fastest levels in Fed history. Beginning in March 2022, the Fed Funds rate went from effectively zero to 5.25% as of June 30,
2023, all in the course of just over a one-year period. This led to one of the worst periods in history for fixed income returns. Fast forward to June 2023, however, and now bond yields are looking more attractive than they have in quite some time, especially as price increases continue to abate.
While interest rates are now at attractive levels, the rapid increase did not come without consequences. Significant increases in mortgage rates have taken a toll on home sales, auto sales, and most purchases that are financed. In addition, the rapid increase in interest rates caused bond portfolios to generally be “underwater,” or in a loss position. This was especially true for most U.S.
banks, who primarily invest in U.S. government bonds, such as Treasuries and residential mortgage-backed bonds. This led to
“deposit flight,” as depositors began moving deposits, due in part to fears of losses in bank bond portfolios, but also to get higher rates on their deposits. As banks funded the deposit outflows with bond sales, they were forced to take losses. For three large
U.S. regional banks, this deposit flight happened so fast that it led, to the takeover by the Federal Deposit Insurance Corp. (FDIC).
An unintended consequence, no doubt, in our opinion, of the Fed’s monetary policy.
With the CPI continuing to decrease, it appears the Fed may be at the end of its hiking cycle. As of June 30, 2023, market expectations have the Fed increasing the Fed Funds rate maybe once more this year.
Bond spreads have been somewhat volatile during the period, especially given the turmoil in the U.S. banking sector. Corporate spreads averaged 138 basis points (“bps”) (a basis point is 1/100th of a percentage point) over the period (based on the Bloomberg
U.S. Corporate Investment Grade Bond Index), but increased in July and hit its zenith in October 2022 at 164 bps. Spreads fell to a low point of 114 bps in February 2023, before spiking again to 163 bps in March 2023 as the U.S. banking crisis unfolded.
Spreads have since retreated, ending the period at 122 bps.
How did VictoryShares Short-Term Bond ETF (the “Fund”) perform during the reporting period?
The Fund returned 3.32%, outperforming its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”), which returned
1.39% for the period.
What strategies did you employ during the reporting period?
The Fund earned a positive total return during the reporting period, driven primarily by higher coupon income and lower credit spreads, offset by increases in U.S. Treasury rates. Because the Fund’s duration is typically close to the Index duration, changes in interest rates typically have little effect on the Fund’s relative performance. However, the Fund tends to have a more laddered portfolio compared to the Index, which has most of its bonds concentrated in 2-3 year maturities. During the period, U.S.
Treasury rates increased the most in the 1-month to 1-year maturities (lowest duration), and increased least in the longer end (4-7 years, higher duration). This laddering effect relative to the Index added to the Fund’s outperformance.
The Fund also outperformed the Index due to allocation and selection. Reflecting the portfolio’s diversification, the Fund’s results were spread among a variety of sectors. Within corporate bonds, the Fund benefited from investments in Independent
Exploration & Production, Autos, Wireless, and underweights in Banking and Supranationals. Certain other market segments weighed on relative performance. These included Life Insurance, Real Estate Investment Trusts (REITs), Cash, U.S. Treasurys,
and an overweight allocation to Asset-Backed Securities. We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of risk. From a credit risk perspective, we outperformed the Index due to our higher exposure to BBB and high yield bonds, while our underweight allocation to A-rated bonds also aided performance.

6
VictoryShares Short-Term Bond ETF
Managers’ Commentary (continued)
(Unaudited)
To identify attractive investment opportunities, we worked with our in-house team of credit analysts, continuing to build the portfolio bond by bond, through fundamental bottom-up analysis. We seek ideas where our fundamental understanding of the credit risk is different than the market. This approach, we believe, will generate total returns that may outperform our peers over the long run, with less volatility. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. As always, they continuously monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund’s exposure to potential surprises, we limit the positions we take in any one issuer.

7
VictoryShares Short-Term Bond ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares Short-Term Bond ETF — Growth of $10,000
1
The Bloomberg 1-3 Year Credit Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority, and non-U.S. agency bonds that have a remaining maturity of at least one year and less than three years. This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/24/17 10/24/17
Net Asset
Value
Market Price
Value
Bloomberg 1-3
Year Credit
Index
1
One Year 3.32% 3.33% 1.39%
Five Year 2.36% 2.31% 1.58%
Since Inception 2.08% 2.08% N/A

8
VictoryShares Core Intermediate Bond ETF
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Transitory, a word we heard a lot over the last couple of years regarding the significant increase in the U.S. Consumer Price
Index (“CPI”). As the world emerged from COVID-19 lockdowns, one of the effects was a major disruption in the world’s supply chains. As COVID-19-suppressed demand returned to normal, we saw that post-COVID-19 supply chains were no longer operating normally. As production and distribution of goods and services began to ramp up, we found that there were significant bottlenecks in the supply chains, which ended up increasing the costs of goods and services, resulting in CPI going higher. CPI has continued to increase, albeit at a decreasing rate every month, and remains above pre-COVID-19 levels. Whether or not this has been “transitory” depends upon one’s definition of the word.
The U.S. Federal Reserve (the “Fed”) initially thought the price increases were transitory, but reversed course as prices kept rising. The continued rise in CPI caused the Fed to capitulate and set them on a course of increasing the Federal Funds rate at one of the fastest levels in Fed history. Beginning in March 2022, the Fed Funds rate went from effectively zero to 5.25% as of
June 30, 2023, all in the course of just over a one-year period. This led to one of the worst periods in history for fixed income returns. Fast forward to June 2023, however, and now bond yields are looking more attractive than they have in quite some time, especially as price increases continue to abate.
While interest rates are now at attractive levels, the rapid increase did not come without consequences. Significant increases in mortgage rates have taken a toll on home sales, auto sales, and most purchases that are financed. In addition, the rapid increase in interest rates caused bond portfolios to generally be “underwater,” or in a loss position. This was especially true for most U.S.
banks, who primarily invest in U.S. government bonds, such as Treasuries and residential mortgage-backed bonds. This led to
“deposit flight,” as depositors began moving deposits, due in part to fears of losses in bank bond portfolios, but also to get higher rates on their deposits. As banks funded the deposit outflows with bond sales, they were forced to take losses. For three large
U.S. regional banks, this deposit flight happened so fast that it led, to the takeover by the Federal Deposit Insurance Corp. (FDIC).
An unintended consequence, no doubt, in our opinion, of the Fed’s monetary policy.
With the CPI continuing to decrease, it appears the Fed may be at the end of its hiking cycle. As of June 30, 2023, market expectations have the Fed increasing the Fed Funds rate maybe once more this year.
Bond spreads have been somewhat volatile during the period, especially given the turmoil in the U.S. banking sector. Corporate spreads averaged 138 basis points (“bps”) (a basis point is 1/100th of a percentage point) over the period (based on the Bloomberg
U.S. Corporate Investment Grade Bond Index), but increased in July and hit its zenith in October 2022 at 164 bps. Spreads fell to a low point of 114 bps in February 2023, before spiking again to 163 bps in March 2023 as the U.S. banking crisis unfolded.
Spreads have since retreated, ending the period at 122 bps.
How did VictoryShares Core Intermediate-Term Bond ETF (the “Fund”) perform during the reporting period?
The Fund returned 0.13% for the fiscal year ended June 30, 2023, outperforming its benchmark, the Bloomberg U.S. Aggregate
Bond Index (the “Index”), which returned -0.94% for the period.
What strategies did you employ during the reporting period?
The Fund earned a positive total return during the reporting period relative to the Index’s negative return, driven primarily by the Fund’s allocation and security selection within corporate securities as well as the Fund’s large underweight allocation to
Agency Mortgage-Backed Securities (“MBS”). Within corporate bonds, the Fund benefited from investments in Manufacturing,
Aerospace & Defense, Food & Beverage, and Health Care. Financials, Real Estate Investment Trusts (REITs) and Insurance-
related bonds detracted from performance due to regional banking failures as well as concerns about commercial real estate investments. A large underweight allocation to Agency MBS relative to the Index also benefited performance as interest rates increased during the period causing the duration of MBS to extend and the prices of MBS to fall more relative to other fixed income securities.
During the fiscal year ended June 30, 2023, the Fund continued to increase its exposure to U.S. Treasury securities and Agency
MBS, given our view that the value of these securities is more attractive given the drop in prices and increased yields in these securities. The Fund also purchased consumer loan-related Asset-Backed Securities (“ABS”) given their attractive yields as ABS generally has short-term maturities that benefit from the inverted yield curve (short-term interest rates being higher than long-
term interest rates).

9
VictoryShares Core Intermediate Bond ETF
Managers’ Commentary (continued)
(Unaudited)
We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of risk. To identify attractive investment opportunities, we worked with our in-house team of credit analysts, continuing to build the portfolio bond by bond, through fundamental bottom-up analysis. We seek ideas where our fundamental understanding of the credit risk is different than the market. This approach, we believe, will generate total returns that may outperform our peers over the long run, with less volatility. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. As always, they continuously monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund’s exposure to potential surprises, we limit the positions we take in any one issuer.

10
VictoryShares Core Intermediate Bond ETF
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares Core Intermediate Bond ETF — Growth of $10,000
1
The unmanaged Bloomberg U.S. Aggregate Bond Index is broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed rate taxable bond market. The index includes U.S. Treasurys, government-related corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/24/17 10/24/17
Net Asset
Value
Market Price
Value
Bloomberg U.S.
Aggregate Bond
Index
1
One Year 0.13% 0.22% -0.94%
Five Year 1.58% 1.58% 0.77%
Since Inception 1.17% 1.20% N/A

11
Victory Portfolios II
VictoryShares Short-Term Bond ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide high current income consistent with preservation of principal.
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining investments which are under 2% of the net assets of the Fund.
ABS
—
Asset-Backed Securities
CLO
—
Collateralized Loan Obligations
MBS
—
Mortgage-Backed Securities

12
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high current income without undue risk to principal.
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining investments which are under 2% of the net assets of the Fund.
ABS
—
Asset-Backed Securities
CLO
—
Collateralized Loan Obligations
MBS
—
Mortgage-Backed Securities

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares Short-Term Bond ETF
13
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (30.2%)
ABS Auto (20.2%):
American Credit Acceptance Receivables Trust , Series 2023-2 , Class C , 5 .96% , 8/13/29 ,
Callable 8/12/26 @ 100 (a) ............................................ $ 1,000,000 $ 986,955
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 12/13/24 @ 100 (a) ........................................... 1,000,000 968,338
American Credit Acceptance Receivables Trust , Series 2023-1B , Class B , 5 .38% , 5/12/27 ,
Callable 3/12/26 @ 100 (a) ............................................ 1,000,000 987,264
AmeriCredit Automobile Receivables Trust , Series 2021-2 , Class C , 1 .01% , 1/19/27 , Callable
10/18/25 @ 100 .................................................... 1,000,000 913,616
ARI Fleet Lease Trust , Series 2022-A , Class A2 , 3 .12% , 1/15/31 , Callable 1/15/25 @ 100 (a) . 677,980 668,959
ARI Fleet Lease Trust , Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 1/15/25 @ 100 (a) . 762,000 730,397
Avis Budget Rental Car Funding AESOP LLC , Series 2018-1A , Class A , 3 .70% , 9/20/24 ,
Callable 10/20/23 @ 100 (a) ........................................... 750,000 748,141
Avis Budget Rental Car Funding AESOP LLC , Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) .. 1,000,000 1,010,715
Avis Budget Rental Car Funding AESOP LLC , Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) .. 1,000,000 984,877
Avis Budget Rental Car Funding AESOP LLC , Series 2019-2A , Class B , 3 .55% , 9/22/25 ,
Callable 10/20/24 @ 100 (a) ........................................... 1,000,000 968,334
Avis Budget Rental Car Funding AESOP LLC , Series 2018-1A , Class B , 4 .00% , 9/20/24 ,
Callable 10/20/23 @ 100 (a) ........................................... 500,000 498,671
Canadian Pacer Auto Receivables Trust , Series 2020-1A , Class C , 2 .49% , 5/19/26 , Callable
10/19/23 @ 100 (a) .................................................. 1,000,000 985,460
Canadian Pacer Auto Receivables Trust , Series 2020-1A , Class B , 2 .00% , 7/21/25 , Callable
10/19/23 @ 100 (a) .................................................. 1,156,000 1,138,649
Carmax Auto Owner Trust , Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 7/15/26 @ 100 1,000,000 984,567
CarMax Auto Owner Trust , Series 2021-2 , Class A3 , 0 .52% , 2/17/26 , Callable 4/15/25 @ 100 1,335,945 1,291,883
CarMax Auto Owner Trust , Series 2020-4 , Class A3 , 0 .50% , 8/15/25 , Callable 11/15/24 @ 100 407,126 397,904
CarNow Auto Receivables Trust , Series 2023-1A , Class A , 6 .62% , 12/16/24 (a) ........... 213,453 213,630
Carvana Auto Receivables Trust , Series 2019-2A , Class D , 3 .28% , 1/15/25 (a) ............ 35,923 35,896
Carvana Auto Receivables Trust , Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 1/10/26 @
100 ............................................................. 459,328 427,012
Carvana Auto Receivables Trust , Series 2021-N4 , Class C , 1 .72% , 9/11/28 , Callable 9/10/26 @
100 ............................................................. 633,861 608,467
Carvana Auto Receivables Trust , Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 1/10/26 @
100 ............................................................. 443,019 415,243
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 2/15/29 @
100 (a) ........................................................... 200,000 195,233
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 2/15/29 @
100 (a) ........................................................... 375,000 365,652
Chesapeake Funding II LLC , Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 2/15/29 @
100 (a) ........................................................... 176,000 171,555
Citizens Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 1/15/27
@ 100 (a) ......................................................... 2,000,000 1,992,133
CPS Auto Receivables Trust , Series 2022-A , Class B , 1 .70% , 4/16/29 , Callable 10/15/25 @
100 (a) ........................................................... 800,000 782,806
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 9/15/26 @
100 (a) ........................................................... 1,500,000 1,524,869
Credit Acceptance Auto Loan Trust , Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable
11/15/26 @ 100 (a) .................................................. 1,000,000 1,003,179
Credit Acceptance Auto Loan Trust , Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable
10/15/26 @ 100 (a) .................................................. 1,000,000 1,026,247
Credit Acceptance Auto Loan Trust , Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable
12/15/26 @ 100 (a) .................................................. 1,000,000 987,660
Credit Acceptance Auto Loan Trust , Series 2021-4 , Class A , 1 .26% , 10/15/30 , Callable 4/15/25
@ 100 (a) ......................................................... 333,000 318,464
Credit Acceptance Auto Loan Trust , Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 4/15/25
@ 100 (a) ......................................................... 320,000 295,275
Credit Acceptance Auto Loan Trust , Series 2022-1A , Class B , 4 .95% , 8/16/32 , Callable 4/15/26
@ 100 (a) ......................................................... 1,000,000 962,921
Drive Auto Receivables Trust , Series 2021-1 , Class C , 1 .02% , 6/15/27 , Callable 1/15/25 @ 100 384,794 378,864
Drive Auto Receivables Trust , Series 2020-2 , Class C , 2 .28% , 8/17/26 , Callable 6/15/24 @ 100 123,849 123,438
DT Auto Owner Trust , Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 8/15/24 @ 100 (a) . 500,000 490,707
DT Auto Owner Trust , Series 2019-2A , Class E , 4 .46% , 5/15/26 , Callable 10/15/23 @ 100 (a) 2,500,000 2,485,047
DT Auto Owner Trust , Series 2019-4A , Class E , 3 .93% , 10/15/26 , Callable 3/15/24 @ 100 (a) 1,000,000 974,848

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14
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Enterprise Fleet Financing LLC , Series 2022-1 , Class A2 , 3 .03% , 1/20/28 , Callable 6/20/25 @
100 (a) ........................................................... $ 366,385 $ 356,683
Enterprise Fleet Financing LLC , Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 12/20/25
@ 100 (a) ......................................................... 854,822 841,331
Enterprise Fleet Financing LLC , Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 8/20/26
@ 100 (a) ......................................................... 1,000,000 999,555
Enterprise Fleet Financing LLC , Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 5/20/26 @
100 (a) ........................................................... 1,125,000 1,079,302
Enterprise Fleet Financing LLC , Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @
100 (a) ........................................................... 1,000,000 994,542
Exeter Automobile Receivables Trust , Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable
8/15/24 @ 100 (a) ................................................... 250,000 239,620
Exeter Automobile Receivables Trust , Series 2021-2A , Class C , 0 .98% , 6/15/26 , Callable
9/15/25 @ 100 ..................................................... 1,251,476 1,221,945
Exeter Automobile Receivables Trust , Series 2021-4 , Class C , 1 .46% , 10/15/27 , Callable
10/15/25 @ 100 .................................................... 1,000,000 955,223
Exeter Automobile Receivables Trust , Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable
11/15/24 @ 100 (a) .................................................. 1,010,000 1,014,185
Exeter Automobile Receivables Trust , Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable
4/15/26 @ 100 ..................................................... 1,000,000 1,001,432
Exeter Automobile Receivables Trust , Series 2020-3A , Class C , 1 .32% , 7/15/25 , Callable
3/15/25 @ 100 ..................................................... 34,041 33,997
Flagship Credit Auto Trust , Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 2/15/25 @ 100 (a) 1,000,000 941,519
Flagship Credit Auto Trust , Series 4 , Class C , 1 .96% , 12/15/27 , Callable 2/15/26 @ 100 (a) .. 1,000,000 919,529
Flagship Credit Auto Trust , Series 4 , Class B , 1 .49% , 2/15/27 , Callable 2/15/26 @ 100 (a) ... 1,000,000 944,548
Ford Credit Auto Lease Trust , Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @
100 ............................................................. 360,000 352,938
Ford Credit Auto Lease Trust , Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @
100 ............................................................. 643,000 627,916
Ford Credit Auto Owner Trust , Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 1,000,000 987,560
Ford Credit Auto Owner Trust , Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 822,000 799,095
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 2,290,000 2,246,839
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 532,000 522,362
Foursight Capital Automobile Receivables Trust , Series 2022-1 , Class B , 2 .15% , 5/17/27 ,
Callable 1/15/25 @ 100 (a) ............................................ 1,000,000 949,314
Foursight Capital Automobile Receivables Trust , Series 2022-1 , Class A3 , 1 .83% , 12/15/26 ,
Callable 1/15/25 @ 100 (a) ............................................ 600,000 583,039
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 4/15/26 @ 100 (a) ............................................ 626,000 615,815
Foursight Capital Automobile Receivables Trust , Series 2022-2 , Class A3 , 4 .59% , 6/15/27 ,
Callable 8/15/25 @ 100 (a) ............................................ 1,000,000 983,648
Foursight Capital Automobile Receivables Trust , Series 2020-1 , Class D , 2 .60% , 1/15/26 ,
Callable 9/15/23 @ 100 (a) ............................................ 175,424 174,280
GLS Auto Receivables Issuer Trust , Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 2/15/24
@ 100 (a) ......................................................... 1,000,000 981,564
GLS Auto Receivables Issuer Trust , Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable
11/15/23 @ 100 (a) .................................................. 1,750,000 1,732,398
GLS Auto Receivables Issuer Trust , Series 2022-2A , Class B , 4 .70% , 9/15/26 , Callable 8/15/26
@ 100 (a) ......................................................... 1,000,000 983,252
GLS Auto Receivables Issuer Trust , Series 4A , Class A , 0 .84% , 7/15/25 (a) .............. 98,526 98,062
GLS Auto Receivables Issuer Trust , Series 4A , Class B , 1 .53% , 4/15/26 (a) .............. 500,000 488,070
GLS Auto Receivables Issuer Trust , Series 2020-2A , Class B , 3 .16% , 6/16/25 , Callable 8/15/24
@ 100 (a) ......................................................... 125,571 125,356
GLS Auto Receivables Trust , Series 2022-1A , Class B , 2 .84% , 5/15/26 (a) .............. 1,000,000 975,711
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
8/20/25 @ 100 ..................................................... 417,000 413,398
GTE Auto Receivables Trust , Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 4/15/25 @
100 (a) ........................................................... 500,000 496,210
GTE Auto Receivables Trust , Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 4/15/25 @
100 (a) ........................................................... 1,000,000 994,110

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VictoryShares Short-Term Bond ETF
15
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 4/15/25 @
100 (a) ........................................................... $ 1,000,000 $ 994,835
Hertz Vehicle Financing III LLC , Series 2022-3A , Class A , 3 .37% , 3/25/25 , Callable 3/25/24
@ 100 (a) ......................................................... 1,000,000 986,076
Hertz Vehicle Financing III LLC , Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ........... 1,000,000 986,832
Hertz Vehicle Financing III LLC , Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25
@ 100 (a) ......................................................... 1,000,000 922,783
Hertz Vehicle Financing III LLC , Series 2022-1A , Class A , 1 .99% , 6/25/26 , Callable 6/25/25
@ 100 (a) ......................................................... 1,000,000 927,161
Hertz Vehicle Financing LLC , Series 2022-4A , Class A , 3 .73% , 9/25/26 , Callable 9/25/25 @
100 (a) ........................................................... 1,000,000 951,757
Honda Auto Receivables Owner Trust , Series 2020-3 , Class A3 , 0 .37% , 10/18/24 , Callable
1/18/24 @ 100 ..................................................... 231,139 228,009
Hyundai Auto Receivables Trust , Series 2020-C , Class A3 , 0 .38% , 5/15/25 , Callable 3/15/25 @
100 ............................................................. 350,685 344,230
JPMorgan Chase Bank NA , Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 4/25/25 @
100 (a) ........................................................... 309,257 298,687
JPMorgan Chase Bank NA , Series 2020-2 , Class B , 0 .84% , 2/25/28 , Callable 9/25/24 @
100 (a) ........................................................... 874,113 859,285
JPMorgan Chase Bank NA , Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 4/25/25 @
100 (a) ........................................................... 263,412 250,826
LAD Auto Receivables Trust , Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 6/15/25 @
100 (a) ........................................................... 1,000,000 923,473
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 5/15/26 @
100 (a) ........................................................... 453,000 455,348
LAD Auto Receivables Trust , Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 6/15/25 @
100 (a) ........................................................... 1,750,000 1,656,319
LAD Auto Receivables Trust , Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 10/15/25 @
100 (a) ........................................................... 800,000 784,762
LAD Auto Receivables Trust , Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 10/15/25 @
100 (a) ........................................................... 600,171 593,171
LAD Auto Receivables Trust , Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 6/15/25 @
100 (a) ........................................................... 253,820 247,217
LAD Auto Receivables Trust , Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 11/15/25 @
100 (a) ........................................................... 350,000 339,357
Lobel Automobile Receivables Trust , Series 2023-1 , Class A , 6 .97% , 7/15/26 (a) .......... 1,800,200 1,795,144
Oscar U.S. Funding XII LLC , Series 1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @ 100 (a) 2,500,000 2,319,580
Oscar U.S. Funding XIV LLC , Series 2022-1A , Class A3 , 2 .30% , 4/10/26 , Callable 3/10/26 @
100 (a) ........................................................... 1,000,000 959,288
PenFed Auto Receivables Owner Trust , Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable
12/15/25 @ 100 (a) .................................................. 452,000 441,141
PenFed Auto Receivables Owner Trust , Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable
12/15/25 @ 100 (a) .................................................. 1,000,000 975,229
PenFed Auto Receivables Owner Trust , Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable
12/15/25 @ 100 (a) .................................................. 917,000 889,934
Prestige Auto Receivables Trust , Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 2/15/27 @
100 (a) ........................................................... 1,000,000 980,368
Santander Bank Auto Credit Linked Notes , Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable
7/15/27 @ 100 (a) ................................................... 216,000 215,981
Santander Bank Auto Credit Linked Notes , Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable
7/15/27 @ 100 (a) ................................................... 875,000 874,921
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable
10/15/25 @ 100 (a) .................................................. 637,968 627,383
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable
10/15/25 @ 100 (a) .................................................. 510,374 500,636
Santander Bank Auto Credit-Linked Notes , Series 2022-B , Class B , 5 .72% , 8/16/32 , Callable
2/15/26 @ 100 (a) ................................................... 590,084 586,172
Santander Bank Auto Credit-Linked Notes , Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable
8/15/26 @ 100 (a) ................................................... 749,404 749,264
Santander Bank Auto Credit-Linked Notes , Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable
8/15/26 @ 100 (a) ................................................... 749,404 747,496
Santander Bank Auto Credit-Linked Notes , Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable
8/15/26 @ 100 (a) ................................................... 627,219 631,552
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 6/15/25 @ 100 (a) .. 178,850 172,951

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VictoryShares Short-Term Bond ETF
16
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Santander Drive Auto Receivables Trust , Series 2020-4 , Class C , 1 .01% , 1/15/26 , Callable
11/15/24 @ 100 .................................................... $ 146,683 $ 146,160
Santander Retail Auto Lease Trust , Series 2021-C , Class C , 1 .11% , 3/20/26 , Callable 4/20/24
@ 100 (a) ......................................................... 535,000 510,077
Santander Retail Auto Lease Trust , Series 2020-B , Class C , 1 .18% , 12/20/24 , Callable 1/20/24
@ 100 (a) ......................................................... 2,000,000 1,953,189
SFS Auto Receivables Securitization Trust , Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable
10/20/27 @ 100 (a) .................................................. 903,000 899,023
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 1,333,000 1,320,306
United Auto Credit Securitization Trust , Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable
11/10/25 @ 100 (a) .................................................. 1,000,000 982,998
United Auto Credit Securitization Trust , Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable
12/10/26 @ 100 (a) .................................................. 2,000,000 1,967,905
Veridian Auto Receivables Trust , Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 8/15/27
@ 100 (a) ......................................................... 1,000,000 982,642
Veridian Auto Receivables Trust , Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27
@ 100 (a) ......................................................... 1,000,000 980,476
Veridian Auto Receivables Trust , Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @
100 (a) ........................................................... 534,000 527,253
Veridian Auto Receivables Trust , Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @
100 (a) ........................................................... 1,000,000 995,487
Westlake Automobile Receivables Trust , Series 2022-1A , Class B , 2 .75% , 3/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 1,000,000 972,484
Westlake Automobile Receivables Trust , Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable
6/15/25 @ 100 (a) ................................................... 1,000,000 924,219
Westlake Automobile Receivables Trust , Series 2022-2A , Class B , 4 .31% , 9/15/27 , Callable
11/15/25 @ 100 (a) .................................................. 800,000 781,787
Westlake Automobile Receivables Trust , Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable
3/15/26 @ 100 (a) ................................................... 500,000 493,474
Westlake Automobile Receivables Trust , Series 2020-1A , Class E , 3 .31% , 10/15/25 , Callable
1/15/24 @ 100 (a) ................................................... 500,000 488,957
Wheels Fleet Lease Funding 1 LLC , Series 2022-1A , Class A , 2 .47% , 10/18/36 , Callable
9/18/24 @ 100 (a) ................................................... 641,347 626,497
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ......... 900,000 894,523
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ......... 1,000,000 990,176
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ......... 1,667,000 1,650,104
World Omni Select Auto Trust , Series 2021-A , Class A3 , 0 .53% , 3/15/27 , Callable 4/15/25 @
100 ............................................................. 1,438,458 1,395,358
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 11/15/25 @
100 ............................................................. 1,000,000 996,343
105,414,830
ABS Card (1.7%):
Evergreen Credit Card Trust , Series 2021-1A , Class A , 0 .90% , 10/15/26 (a) .............. 1,500,000 1,410,059
Evergreen Credit Card Trust , Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............ 1,000,000 993,313
Evergreen Credit Card Trust , Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) ............. 1,000,000 987,473
Evergreen Credit Card Trust , Series 2023-CRT3 , Class C , 7 .31% , 2/16/27 (a) ............. 423,000 422,825
Evergreen Credit Card Trust , Series 2023-CRT3 , Class B , 6 .58% , 2/16/27 (a) ............. 762,000 762,578
Master Credit Card Trust , Series 2021-1A , Class C , 1 .06% , 11/21/25 (a) ................ 1,500,000 1,421,297
Master Credit Card Trust II , Series 2022-1A , Class B , 1 .97% , 7/21/26 (a) ............... 1,000,000 935,045
Master Credit Card Trust II , Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ............... 600,000 589,484
Trillium Credit Card Trust II , Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) .............. 375,000 364,120
Trillium Credit Card Trust II , Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) .............. 1,000,000 970,354
8,856,548
ABS Other (8.3%):
AFG ABS I LLC , Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 1/15/27 @ 100 (a) ...... 832,992 832,745
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 1,500,000 1,402,319
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class B , 1 .38% , 2/22/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 500,000 473,745
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 541,000 498,078

Victory Portfolios II
VictoryShares Short-Term Bond ETF
17
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class A2 , 1 .64% , 10/20/27 ,
Callable 9/20/25 @ 100 (a) ............................................ $ 362,927 $ 347,772
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class C , 6 .36% , 12/20/29 ,
Callable 5/20/27 @ 100 (a) ............................................ 655,173 652,524
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 5/20/27 @ 100 (a) ............................................ 750,000 747,447
Atalaya Equipment Leasing Trust , Series 2021-1A , Class A2 , 1 .23% , 5/15/26 , Callable
10/15/24 @ 100 (a) .................................................. 436,623 427,811
CARS LP , Series 2020-1A , Class A1 , 2 .69% , 2/15/50 , Callable 7/15/23 @ 100 (a) ......... 580,784 545,011
CCG Receivables Trust , Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 10/14/26 @ 100 (a) 1,000,000 999,902
CCG Receivables Trust , Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 10/14/26 @ 100 (a) 1,777,778 1,775,207
Conn's Receivables Funding LLC , Series 2022-A , Class A , 5 .87% , 12/15/26 , Callable 7/15/24
@ 100 (a) ......................................................... 229,342 229,304
Conn's Receivables Funding LLC , Series 2021-A , Class B , 2 .87% , 5/15/26 , Callable 10/15/23
@ 100.25 (a) ...................................................... 112,138 112,028
Conn's Receivables Funding LLC , Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 7/15/24
@ 100 (a) ......................................................... 1,500,000 1,502,550
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 12/15/25
@ 100 (a) ......................................................... 925,537 909,835
Dell Equipment Finance Trust , Series 2021-2 , Class C , 0 .94% , 12/22/26 , Callable 4/22/24 @
100 (a) ........................................................... 500,000 478,886
Dell Equipment Finance Trust , Series 2020-2 , Class D , 1 .92% , 3/23/26 , Callable 7/22/23 @
100 (a) ........................................................... 1,000,000 997,804
Dell Equipment Finance Trust , Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @
100 (a) ........................................................... 909,091 905,032
Dell Equipment Finance Trust , Series 2021-1 , Class D , 1 .03% , 11/23/26 , Callable 9/22/23 @
100 (a) ........................................................... 500,000 493,950
Dell Equipment Finance Trust , Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @
100 (a) ........................................................... 1,000,000 992,749
Dell Equipment Finance Trust , Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @
100 (a) ........................................................... 761,000 753,133
Dext ABS , Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 4/15/24 @ 100 (a) .......... 300,000 288,909
Dext ABS LLC , Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 5/15/27 @ 100 (a) ...... 1,000,000 996,952
Dext ABS LLC , Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 5/15/27 @ 100 (a) ....... 2,000,000 1,988,223
Dext ABS LLC , Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 4/15/26 @ 100 (a) ....... 1,000,000 897,922
Diamond Issuer , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... 655,000 535,473
DLLMT LLC , Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 7/20/26 @ 100 (a) ...... 571,429 567,575
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 6/20/25 @ 100 (a) ....... 1,000,000 965,474
Encina Equipment Finance LLC , Series 2022-1A , Class A2 , 4 .88% , 11/15/28 , Callable 7/15/26
@ 100 (a) ......................................................... 975,000 955,458
FirstKey Homes Trust , Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) ................ 1,000,000 877,951
FirstKey Homes Trust , Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ................ 1,000,000 882,858
FirstKey Homes Trust , Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) ................ 988,070 871,927
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 1,000,000 872,075
Ford Credit Floorplan Master Owner Trust , Series 2020-1 , Class B , 0 .98% , 9/15/25 ........ 1,400,000 1,386,438
GreatAmerica Leasing Receivables , Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 500,000 489,576
HPEFS Equipment Trust , Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 3/20/24 @ 100 (a) 2,000,000 1,926,700
HPEFS Equipment Trust , Series 2021-1A , Class C , 0 .75% , 3/20/31 , Callable 3/20/24 @ 100 (a) 1,300,000 1,281,049
HPEFS Equipment Trust , Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 3/20/25 @
100 (a) ........................................................... 667,000 613,206
HPEFS Equipment Trust , Series 2021-2A , Class C , 0 .88% , 9/20/28 , Callable 6/20/24 @ 100 (a) 300,000 290,274
John Deere Owner Trust , Series 2021-B , Class A3 , 0 .52% , 3/16/26 , Callable 3/15/25 @ 100 . 1,298,067 1,242,253
Kubota Credit Owner Trust , Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @
100 (a) ........................................................... 1,000,000 948,737
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 903,000 769,091
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 293,000 243,991
NMEF Funding LLC , Series 2022-A , Class A2 , 2 .58% , 10/16/28 , Callable 6/15/25 @ 100 (a) . 703,478 687,375
NMEF Funding LLC , Series 2022-A , Class B , 3 .35% , 10/16/28 , Callable 6/15/25 @ 100 (a) .. 1,000,000 933,847
NMEF Funding LLC , Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 10/15/26 @ 100 (a) . 1,000,000 994,853
Pawneee Equipment Receivables LLC , Series 2021-1 , Class A2 , 1 .10% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 913,541 880,319

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VictoryShares Short-Term Bond ETF
18
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Pawneee Equipment Receivables LLC , Series 2022-1 , Class A3 , 5 .17% , 2/15/28 , Callable
8/15/26 @ 100 (a) ................................................... $ 1,000,000 $ 986,577
PSNH Funding LLC , Series 2018-1 , Class A1 , 3 .09% , 2/1/26 ....................... 68,534 68,074
SCF Equipment Leasing LLC , Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 10/20/25 @
100 (a) ........................................................... 250,000 219,322
SCF Equipment Leasing LLC , Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @
100 (a) ........................................................... 428,571 424,411
SCF Equipment Leasing LLC , Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 3/20/25 @
100 (a) ........................................................... 100,000 96,132
SCF Equipment Leasing LLC , Series 2020-1A , Class A3 , 1 .19% , 10/20/27 , Callable 3/20/25 @
100 (a) ........................................................... 297,784 294,035
SCF Equipment Leasing LLC , Series 2019-2A , Class A2 , 2 .47% , 4/20/26 , Callable 11/20/24 @
100 (a) ........................................................... 217,003 216,177
Vantage Data Centers LLC , Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 9/15/23 @
100 (a) ........................................................... 1,000,000 896,129
VB-S1 Issuer LLC , Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) .. 1,000,000 879,250
43,546,445
Total Asset-Backed Securities (Cost $161,407,486) 157,817,823
Collateralized Loan Obligations (0.8%)
Cash Flow CLO (0.8%):
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class A1 , 7 .17% ( TSFR3M + 230 bps ) , 4/20/35 ,
Callable 4/20/24 @ 100 (a) (b) .......................................... 1,000,000 998,824
Palmer Square Loan Funding Ltd. , Series 2020-1A , Class A1 , 6 .18% ( TSFR3M + 80 bps ) ,
2/20/28 , Callable 8/20/23 @ 100 (a) (b) .................................... 56,158 56,015
Palmer Square Loan Funding Ltd. , Series 2023-1A , Class A1 , 6 .96% ( TSFR3M + 170 bps ) ,
7/20/31 , Callable 7/20/24 @ 100 (a) (b) .................................... 1,000,000 995,200
Palmer Square Loan Funding Ltd. , Series 2023-1A , Class A2 , 7 .76% ( TSFR3M + 250 bps ) ,
7/20/31 , Callable 7/20/24 @ 100 (a) (b) .................................... 500,000 499,400
Stratus CLO Ltd. , Series 2021-3A , Class B , 6 .80% ( TSFR3M + 155 bps ) , 12/29/29 , Callable
7/20/23 @ 100 (a) (b) ................................................. 821,000 803,971
Stratus CLO Ltd. , Series 2021-3A , Class A , 6 .20% ( TSFR3M + 95 bps ) , 12/29/29 , Callable
7/20/23 @ 100 (a) (b) ................................................. 800,226 793,442
4,146,852
Total Collateralized Loan Obligations (Cost $4,177,384) 4,146,852
Collateralized Mortgage Obligations (4.7%)
Commercial MBS (4.7%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) .................. 1,000,000 860,856
BBCMS Mortgage Trust , Series 2020-BID , Class C , 8 .83% ( TSFR1M + 364 bps ) ,
10/15/37 (a) (b) ..................................................... 1,000,000 939,592
BBCMS Mortgage Trust , Series 2020-BID , Class B , 7 .73% ( TSFR1M + 254 bps ) ,
10/15/37 (a) (b) ..................................................... 1,750,000 1,658,649
BPR Trust , Series 2021-TY , Class C , 6 .89% ( TSFR1M + 170 bps ) , 9/15/38 (a) (b) ........... 1,000,000 927,084
BPR Trust , Series 2021-TY , Class A , 6 .24% ( TSFR1M + 105 bps ) , 9/15/38 (a) (b) ........... 1,000,000 949,889
BPR Trust , Series 2022-STAR , Class A , 8 .38% ( TSFR1M + 323 bps ) , 8/15/24 (a) (b) ........ 2,000,000 1,996,518
BX Commercial Mortgage Trust , Series 2019-XL , Class D , 6 .71% ( TSFR1M + 145 bps ) ,
10/15/36 (a) (b) ..................................................... 2,465,000 2,429,997
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 1,000,000 942,763
BX Trust , Series 2022-LBA6 , Class C , 6 .75% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) ......... 1,000,000 966,251
Citigroup Commercial Mortgage Trust , Series 2019-SMRT , Class B , 4 .38% , 1/10/36 (a) ..... 500,000 496,519
COMM Mortgage Trust , Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @
100 (c) ........................................................... 1,500,000 1,427,104
COMM Mortgage Trust , Series 2014- 277P , Class C , 3 .73% , 8/10/49 , Callable 8/10/24 @
100 (a) (c) ......................................................... 333,000 308,645
COMM Mortgage Trust , Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @
100 (a) (c) ......................................................... 3,000,000 2,822,265
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,000,000 932,374
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) ......................................................... 1,500,000 1,347,357

Victory Portfolios II
VictoryShares Short-Term Bond ETF
19
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C13 , Class C , 4 .23% ,
1/15/46 , Callable 7/15/23 @ 100 (c) ...................................... $ 92,951 $ 92,306
KNDL Mortgage Trust , Series 2019-KNSQ , Class C , 6 .39% ( TSFR1M + 120 bps ) , 5/15/36 (a) (b) 1,175,000 1,161,302
KNDL Mortgage Trust , Series 2019-KNSQ , Class B , 6 .29% ( TSFR1M + 110 bps ) , 5/15/36 (a) (b) 500,000 495,617
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/15/40 (a) ....................... 785,714 765,928
SMRT , Series 2022-MINI , Class B , 6 .50% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) ............ 1,000,000 965,034
SREIT Trust , Series 2021-MFP2 , Class B , 6 .36% ( TSFR1M + 117 bps ) , 11/15/36 (a) (b) ...... 1,000,000 971,497
SREIT Trust , Series 2021-MFP2 , Class A , 6 .01% ( TSFR1M + 82 bps ) , 11/15/36 (a) (b) ....... 1,000,000 972,897
24,430,444
Total Collateralized Mortgage Obligations (Cost $25,245,885) 24,430,444
Senior Secured Loans (0.5%)
Consumer Discretionary (0.3%):
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .80%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 1,350,000 1,400,935
Industrials (0.2%):
MasTec, Inc. , 6 .75% , 9/1/25 ............................................... 1,000,000 997,500
Materials (0.0%):(d)
Celanese US Holdings LLC, Delayed Term Loan, First Lien , 6 .54% ( SOFR01M + 138 bps ) ,
10/31/23 (b) ....................................................... 260,000 259,918
Total Senior Secured Loans (Cost $2,611,186) 2,658,353
Corporate Bonds (43.1%)
Communication Services (1.3%):
Magallanes, Inc. , 3 .64% , 3/15/25 (a) .......................................... 2,000,000 1,929,445
Sprint Corp. , 7 .88% , 9/15/23 ............................................... 2,000,000 2,006,068
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 4 .74% ,
3/20/25 , Callable 3/20/24 @ 100 (a) ...................................... 922,266 909,793
TEGNA, Inc. , 4 .75% , 3/15/26 , Callable 8/7/23 @ 102.38 (a) ........................ 2,000,000 1,919,710
6,765,016
Consumer Discretionary (2.8%):
Advance Auto Parts, Inc. , 5 .95% , 3/9/28 , Callable 2/9/28 @ 100 ..................... 1,000,000 986,224
Association of American Medical Colleges , 2 .12% , 10/1/24 ......................... 750,000 710,001
Daimler Trucks Finance North America LLC , 1 .63% , 12/13/24 (a) .................... 2,000,000 1,883,933
Expedia Group, Inc. , 6 .25% , 5/1/25 , Callable 2/1/25 @ 100 (a) ....................... 1,000,000 1,003,343
General Motors Financial Co., Inc. , 5 .40% , 4/6/26 ............................... 1,000,000 988,648
Genting New York LLC/GENNY Capital, Inc. , 3 .30% , 2/15/26 , Callable 1/15/26 @ 100 (a) .. 500,000 449,911
Lithia Motors, Inc. , 4 .63% , 12/15/27 , Callable 8/7/23 @ 103.47 (a) .................... 2,000,000 1,867,140
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 (a) ........................... 1,000,000 996,210
Murphy Oil USA, Inc. , 5 .63% , 5/1/27 , Callable 8/7/23 @ 101.88 ..................... 1,000,000 976,973
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) .................................. 3,044,000 2,663,051
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 513,000 435,249
Nordstrom, Inc. , 2 .30% , 4/8/24 , Callable 7/24/23 @ 100 ........................... 1,000,000 966,463
QVC, Inc. , 4 .45% , 2/15/25 , Callable 11/15/24 @ 100 ............................. 617,000 543,961
14,471,107
Consumer Staples (0.7%):
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 1,000,000 989,772
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6 .50% , 4/15/29 , Callable 4/15/24 @ 103.25 (a) .............................. 319,000 310,313
5 .50% , 1/15/30 , Callable 1/15/25 @ 102.75 (a) .............................. 408,000 391,052
Philip Morris International, Inc. , 4 .88% , 2/15/28 , Callable 1/15/28 @ 100 ............... 2,000,000 1,972,394
3,663,531
Energy (3.9%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 2/1/24 @ 103.81 (a) .................. 500,000 510,411
Buckeye Partners LP , 4 .15% , 7/1/23 ......................................... 1,500,000 1,500,000

Victory Portfolios II
VictoryShares Short-Term Bond ETF
20
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Callon Petroleum Co. , 8 .25% , 7/15/25 , Callable 8/2/23 @ 100 ....................... $ 750,000 $ 748,850
Endeavor Energy Resources LP , 5 .75% , 1/30/28 , Callable 8/7/23 @ 102.88 (a) ........... 1,500,000 1,469,673
Energy Transfer LP
6 .75% ( H15T5Y + 513 bps ) , Callable 5/15/25 @ 100 (b) (e) ...................... 167,000 150,122
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (e) ...................... 1,000,000 903,142
4 .90% , 2/1/24 , Callable 11/1/23 @ 100 ................................... 1,000,000 991,898
Gray Oak Pipeline LLC , 2 .00% , 9/15/23 (a) .................................... 833,000 826,298
Laredo Petroleum, Inc. , 9 .50% , 1/15/25 , Callable 8/7/23 @ 102.38 .................... 1,000,000 996,676
Midwest Connector Capital Co. LLC , 3 .90% , 4/1/24 , Callable 3/1/24 @ 100 (a) ........... 2,500,000 2,448,875
Murphy Oil Corp. , 5 .88% , 12/1/27 , Callable 7/24/23 @ 102.94 ...................... 1,690,000 1,645,133
Ovintiv, Inc. , 5 .65% , 5/15/25 ............................................... 1,000,000 993,061
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 8/7/23 @ 102.06 (a) ... 2,000,000 1,861,428
PDC Energy, Inc. , 5 .75% , 5/15/26 , Callable 8/7/23 @ 101.44 ........................ 1,000,000 998,384
SM Energy Co. , 5 .63% , 6/1/25 , Callable 8/7/23 @ 100 ............................ 1,000,000 980,072
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6 .50% , 7/15/27 , Callable 8/7/23 @ 103.25 ................................. 1,000,000 999,524
5 .00% , 1/15/28 , Callable 8/7/23 @ 102.5 .................................. 871,000 834,103
The Williams Cos., Inc. , 5 .40% , 3/2/26 ....................................... 1,000,000 999,136
WPX Energy, Inc. , 8 .25% , 8/1/23 ........................................... 500,000 500,130
20,356,916
Financials (20.6%):
Alexander Funding Trust , 1 .84% , 11/15/23 (a) ................................... 3,560,000 3,484,469
Ally Financial, Inc.
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 (f) ............................... 2,556,000 2,578,778
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) .................... 500,000 494,086
AmTrust Financial Services, Inc. , 6 .13% , 8/15/23 ................................ 1,500,000 1,452,264
Antares Holdings LP
6 .00% , 8/15/23 , Callable 7/24/23 @ 100 (a) ................................ 1,546,000 1,540,083
8 .50% , 5/18/25 , Callable 4/18/25 @ 100 (a) ................................ 1,000,000 973,407
Ares Capital Corp. , 3 .25% , 7/15/25 , Callable 6/15/25 @ 100 ........................ 750,000 693,824
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 1,765,000 1,759,757
Athene Global Funding
1 .20% , 10/13/23 (a) .................................................. 500,000 492,462
1 .72% , 1/7/25 (a) ................................................... 2,000,000 1,849,334
Blackstone Private Credit Fund
1 .75% , 9/15/24 (a) .................................................. 1,000,000 938,194
2 .35% , 11/22/24 (a) .................................................. 1,000,000 935,073
7 .05% , 9/29/25 (a) .................................................. 500,000 498,811
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 500,000 427,187
BMW US Capital LLC , 3 .25% , 4/1/25 (a) (f) .................................... 1,000,000 965,462
Cadence Bancorp , 4 .75% ( US0003M + 303 bps ) , 6/30/29 , Callable 6/30/24 @ 100 (b) ....... 1,832,000 1,737,039
Cadence Bank , 7 .25% ( US0003M + 454 bps ) , 6/28/29 , Callable 6/28/24 @ 100 (a) (b) ........ 1,000,000 949,033
Capital One Financial Corp.
4 .17% ( SOFR + 137 bps ) , 5/9/25 , Callable 5/9/24 @ 100 (b) ...................... 1,000,000 974,405
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (b) ...................... 1,000,000 959,805
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (b) ...................... 1,000,000 993,735
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .................... 220,000 208,364
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) .................. 2,000,000 1,898,943
DAE Funding LLC , 1 .55% , 8/1/24 , Callable 7/1/24 @ 100 (a) ....................... 250,000 237,134
Enact Holdings, Inc. , 6 .50% , 8/15/25 , Callable 2/15/25 @ 100 (a) ..................... 1,568,000 1,540,557
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 526,179 494,061
F&G Global Funding , 5 .15% , 7/7/25 (a) ....................................... 1,000,000 967,318
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (e) ........... 2,916,000 2,589,293
First American Financial Corp. , 4 .60% , 11/15/24 ................................ 2,399,000 2,345,820
First Citizens BancShares, Inc. , 3 .38% ( SOFR + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) . 1,000,000 916,319
First Financial Bancorp , 5 .13% , 8/25/25 ....................................... 1,000,000 899,670
First Horizon Corp. , 4 .00% , 5/26/25 , Callable 4/26/25 @ 100 ....................... 1,000,000 934,031
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 , Callable 10/13/25 @ 100 ................................. 1,000,000 929,343
2 .70% , 8/10/26 , Callable 7/10/26 @ 100 .................................. 2,000,000 1,785,641
FS KKR Capital Corp.
4 .25% , 2/14/25 , Callable 1/14/25 @ 100 (a) ................................ 1,400,000 1,318,341

Victory Portfolios II
VictoryShares Short-Term Bond ETF
21
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
3 .40% , 1/15/26 , Callable 12/15/25 @ 100 ................................. $ 2,024,000 $ 1,839,613
Fulton Financial Corp. , 3 .25% ( SOFR + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) ....... 1,000,000 796,659
GA Global Funding Trust , 1 .63% , 1/15/26 (a) ................................... 500,000 443,514
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (b) (e) .... 1,150,000 938,634
Hyundai Capital America , 5 .50% , 3/30/26 (a) ................................... 1,000,000 992,297
KeyCorp , 3 .88% ( SOFR + 125 bps ) , 5/23/25 , Callable 5/23/24 @ 100 , MTN (b) ............ 2,250,000 2,082,692
Luther Burbank Corp. , 6 .50% , 9/30/24 , Callable 8/31/24 @ 100 (a) .................... 1,250,000 1,206,875
Main Street Capital Corp.
5 .20% , 5/1/24 ..................................................... 2,400,000 2,363,077
3 .00% , 7/14/26 , Callable 6/14/26 @ 100 .................................. 500,000 439,894
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 2,000,000 1,909,365
Metropolitan Tower Life Insurance Co. , 7 .63% , 1/15/24 (a) ......................... 500,000 502,802
Morgan Stanley , 0 .79% ( SOFR + 53 bps ) , 5/30/25 , Callable 5/30/24 @ 100 (b) ............. 2,000,000 1,900,168
National General Holdings Corp. , 6 .75% , 5/15/24 (a) .............................. 1,000,000 999,769
National Securities Clearing Corp.
5 .15% , 5/30/25 (a) .................................................. 1,000,000 995,260
5 .00% , 5/30/28 , Callable 4/30/28 @ 100 (a) ................................ 375,000 373,201
OneMain Finance Corp. , 8 .25% , 10/1/23 (f) .................................... 500,000 502,331
OWL Rock Core Income Corp.
5 .50% , 3/21/25 (a) .................................................. 2,000,000 1,927,523
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 (a) ................................ 1,000,000 989,996
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) 1,000,000 991,104
People's United Bank NA , 4 .00% , 7/15/24 , Callable 4/16/24 @ 100 ................... 1,000,000 970,775
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 2/1/25 @ 104.19 (a) ....................... 1,044,000 946,388
ProAssurance Corp. , 5 .30% , 11/15/23 ........................................ 1,809,000 1,788,157
Radian Group, Inc. , 4 .50% , 10/1/24 , Callable 7/1/24 @ 100 ......................... 2,503,000 2,439,731
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (e) ........ 2,998,000 2,850,059
RLI Corp. , 4 .88% , 9/15/23 ................................................ 1,000,000 997,505
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 1,636,165 1,365,689
SLM Corp. , 4 .20% , 10/29/25 , Callable 9/29/25 @ 100 ............................ 1,650,000 1,536,982
Starwood Property Trust, Inc.
3 .75% , 12/31/24 , Callable 9/30/24 @ 100 (a) ............................... 250,000 235,182
3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) ................................ 500,000 432,221
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,700,000 1,296,458
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 1,000,000 956,084
Synchrony Financial
4 .88% , 6/13/25 , Callable 5/13/25 @ 100 .................................. 1,000,000 951,043
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 1,000,000 871,065
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 1,000,000 901,444
Synovus Financial Corp. , 5 .90% ( USSW5 + 338 bps ) , 2/7/29 , Callable 2/7/24 @ 100 (b) (f) .... 1,500,000 1,366,006
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 1,500,000 1,089,098
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (b) (e) (f) ....................................................... 2,376,000 2,303,909
The Charles Schwab Corp. , 5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (e) (f) ..... 3,000,000 2,877,210
The Huntington National Bank , 5 .50% ( TSFR3M + 509 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 2,000,000 1,856,973
The PNC Financial Services Group, Inc. , 3 .90% , 4/29/24 , Callable 3/29/24 @ 100 ........ 2,750,000 2,699,945
The Prudential Insurance Co. of America , 8 .30% , 7/1/25 (a) ......................... 1,000,000 1,035,908
TIAA FSB Holdings, Inc.
5 .75% , 7/2/25 , Callable 6/2/25 @ 100 .................................... 1,000,000 945,857
10 .26% ( US0003M + 470 bps ) , 3/15/26 , Callable 8/7/23 @ 100 (b) ................. 750,000 746,443
Truist Financial Corp. , 4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (e) ........... 3,000,000 2,777,602
US Bancorp
3 .10% , 4/27/26 , Callable 3/27/26 @ 100 , MTN ............................. 1,750,000 1,633,471
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .................... 1,000,000 999,600
WEA Finance LLC/Westfield UK & Europe Finance PLC , 3 .75% , 9/17/24 , Callable 6/17/24 @
100 (a) ........................................................... 1,700,000 1,602,625
Webster Financial Corp. , 4 .38% , 2/15/24 , Callable 1/16/24 @ 100 .................... 2,550,000 2,496,515
Wells Fargo & Co.
5 .90% , Callable 6/15/24 @ 100 (e) ....................................... 500,000 493,077
5 .76% ( US0003M + 50 bps ) , 1/15/27 , Callable 8/7/23 @ 100 (b) ................... 500,000 464,098
107,883,937
Health Care (1.2%):
Astrazeneca Finance LLC , 0 .70% , 5/28/24 , Callable 7/18/23 @ 100 ................... 1,000,000 957,711

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VictoryShares Short-Term Bond ETF
22
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
CommonSpirit Health , 6 .07% , 11/1/27 , Callable 8/1/27 @ 100 ....................... $ 1,500,000 $ 1,527,108
CVS Health Corp. , 5 .00% , 2/20/26 , Callable 1/20/26 @ 100 ........................ 1,000,000 995,862
HCA, Inc. , 7 .50% , 12/15/23 ............................................... 1,000,000 1,004,542
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 2,000,000 1,896,080
6,381,303
Industrials (3.3%):
Ashtead Capital, Inc. , 4 .38% , 8/15/27 , Callable 7/24/23 @ 102.19 (a) .................. 3,435,000 3,231,825
Aviation Capital Group LLC , 5 .50% , 12/15/24 , Callable 11/15/24 @ 100 (a) ............. 1,000,000 978,342
British Airways Pass Through Trust , 4 .63% , 6/20/24 (a) ............................ 447,007 441,042
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 820,618 728,144
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 1,600,000 1,565,624
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 8/7/23 @ 103.25 (a) ........................................... 1,600,000 1,604,000
Regal Rexnord Corp.
6 .05% , 2/15/26 (a) .................................................. 1,000,000 1,001,900
6 .05% , 4/15/28 , Callable 3/15/28 @ 100 (a) ................................ 1,000,000 993,631
Ryder System, Inc. , 5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ..................... 1,000,000 988,850
Spirit Airlines Pass Through Trust , 4 .45% , 4/1/24 ................................ 726,883 709,933
Stanley Black & Decker, Inc. , 6 .27% , 3/6/26 , Callable 3/6/24 @ 100 .................. 1,000,000 1,008,885
The Nature Conservancy , 0 .63% , 7/1/24 ....................................... 650,000 616,529
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 1,191,585 1,111,928
United Airlines Pass Through Trust
4 .15% , 4/11/24 ..................................................... 507,813 498,263
4 .88% , 1/15/26 .................................................... 234,955 225,320
XPO Escrow Sub LLC , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ............... 500,000 515,676
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 1,019,000 1,005,637
17,225,529
Information Technology (0.6%):
Arrow Electronics, Inc. , 6 .13% , 3/1/26 , Callable 3/1/24 @ 100 ...................... 1,000,000 997,511
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 825,000 742,238
Qorvo, Inc. , 1 .75% , 12/15/24 , Callable 7/18/23 @ 100 (a) .......................... 1,675,000 1,558,154
3,297,903
Materials (1.9%):
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,700,000 1,581,637
Berry Global, Inc. , 4 .88% , 7/15/26 , Callable 8/7/23 @ 101.22 (a) ..................... 1,650,000 1,590,880
Celanese US Holdings LLC
5 .90% , 7/5/24 ..................................................... 1,000,000 997,865
1 .40% , 8/5/26 , Callable 7/5/26 @ 100 .................................... 1,000,000 866,374
6 .17% , 7/15/27 , Callable 6/15/27 @ 100 .................................. 1,000,000 997,910
EIDP, Inc. , 4 .50% , 5/15/26 , Callable 4/15/26 @ 100 .............................. 1,000,000 981,665
FMC Corp. , 5 .15% , 5/18/26 , Callable 4/18/26 @ 100 ............................. 1,000,000 985,008
Freeport-McMoRan, Inc. , 5 .00% , 9/1/27 , Callable 8/7/23 @ 102.5 .................... 1,000,000 977,682
Vulcan Materials Co. , 5 .80% , 3/1/26 , Callable 3/1/24 @ 100 ........................ 1,000,000 999,671
9,978,692
Real Estate (5.2%):
Boston Properties LP
3 .13% , 9/1/23 , Callable 8/7/23 @ 100 .................................... 750,000 743,863
6 .75% , 12/1/27 , Callable 11/1/27 @ 100 .................................. 1,500,000 1,516,420
CBRE Services, Inc. , 4 .88% , 3/1/26 , Callable 12/1/25 @ 100 ........................ 1,097,000 1,065,253
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 1,000,000 983,544
GLP Capital LP/GLP Financing II, Inc. , 5 .25% , 6/1/25 , Callable 3/1/25 @ 100 ........... 300,000 293,865
Host Hotels & Resorts LP , 4 .50% , 2/1/26 , Callable 11/1/25 @ 100 .................... 1,044,000 1,011,610
Kilroy Realty LP , 4 .38% , 10/1/25 , Callable 7/1/25 @ 100 .......................... 1,500,000 1,403,929
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 500,000 453,838
Kite Realty Group Trust , 4 .00% , 3/15/25 , Callable 12/15/24 @ 100 ................... 2,000,000 1,897,090
LXP Industrial Trust , 4 .40% , 6/15/24 , Callable 3/15/24 @ 100 ....................... 1,000,000 966,597
MPT Operating Partnership LP/MPT Finance Corp. , 5 .00% , 10/15/27 , Callable 8/7/23 @ 102.5 2,000,000 1,683,232
Newmark Group, Inc. , 6 .13% , 11/15/23 , Callable 10/15/23 @ 100 .................... 800,000 796,944
Omega Healthcare Investors, Inc. , 4 .38% , 8/1/23 ................................ 3,945,000 3,927,904
Physicians Realty LP , 4 .30% , 3/15/27 , Callable 12/15/26 @ 100 ..................... 750,000 706,277

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VictoryShares Short-Term Bond ETF
23
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Piedmont Operating Partnership LP , 4 .45% , 3/15/24 , Callable 12/15/23 @ 100 ........... $ 1,850,000 $ 1,807,317
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 1/13/24 @ 100 ...................... 1,000,000 992,525
Retail Opportunity Investments Partnership LP , 5 .00% , 12/15/23 , Callable 9/15/23 @ 100 ... 1,000,000 986,670
SBA Tower Trust
2 .84% , 1/15/25 , Callable 1/15/24 @ 100 (a) ................................ 2,250,000 2,136,407
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 421,000 427,798
SITE Centers Corp. , 3 .63% , 2/1/25 , Callable 11/1/24 @ 100 ........................ 1,000,000 941,219
UDR, Inc. , 2 .95% , 9/1/26 , Callable 6/1/26 @ 100 , MTN ........................... 500,000 457,287
VICI Properties LP/VICI Note Co., Inc. , 3 .50% , 2/15/25 , Callable 8/7/23 @ 100.88 (a) ..... 864,000 826,772
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 1,500,000 1,270,583
27,296,944
Utilities (1.6%):
American Electric Power Co., Inc. , 5 .70% , 8/15/25 ............................... 1,000,000 993,182
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 1,000,000 1,012,545
DTE Energy Co. , 4 .88% , 6/1/28 , Callable 5/1/28 @ 100 ........................... 1,000,000 978,557
Florida Power & Light Co.
5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 1,000,000 1,008,072
4 .40% , 5/15/28 , Callable 3/15/28 @ 100 .................................. 1,200,000 1,177,477
National Fuel Gas Co. , 5 .50% , 10/1/26 ....................................... 1,250,000 1,224,925
NextEra Energy Capital Holdings, Inc. , 6 .05% , 3/1/25 ............................. 1,000,000 1,005,830
Vistra Operations Co. LLC , 3 .55% , 7/15/24 , Callable 6/15/24 @ 100 (a) ................ 1,000,000 965,824
8,366,412
Total Corporate Bonds (Cost $232,560,837) 225,687,290
Yankee Dollars (11.3%)
Consumer Discretionary (0.1%):
Borgwarner Jersey Ltd. , 5 .00% , 10/1/25 (a) ..................................... 500,000 484,018
Consumer Staples (0.3%):
Imperial Brands Finance PLC , 3 .13% , 7/26/24 , Callable 6/26/24 @ 100 (a) .............. 948,000 915,949
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 3 .75% , 12/1/31 , Callable
12/1/26 @ 101.88 (a) ................................................ 864,000 712,870
1,628,819
Energy (1.6%):
Enbridge, Inc. , 5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) ........... 1,315,000 1,190,244
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 364,685 336,583
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 10/15/23 @ 102.75 (a) ................ 1,500,000 1,377,404
Petroleos Mexicanos , 8 .63% , 12/1/23 ......................................... 1,000,000 997,341
TransCanada PipeLines Ltd. , 6 .20% , 3/9/26 , Callable 3/9/24 @ 100 ................... 1,000,000 1,000,766
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 1,000,000 954,881
7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............................... 2,334,000 2,405,398
8,262,617
Financials (5.5%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 3 .15% , 2/15/24 , Callable 1/15/24
@ 100 ........................................................... 1,000,000 981,842
Avolon Holdings Funding Ltd.
2 .13% , 2/21/26 , Callable 1/21/26 @ 100 (a) ................................ 750,000 666,496
6 .38% , 5/4/28 , Callable 4/4/28 @ 100 (a) .................................. 1,000,000 989,183
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .95%
( H15T5Y + 300 bps ) , 10/1/28 , Callable 10/1/23 @ 100 (a) (b) ..................... 1,500,000 1,490,600
Barclays Bank PLC , 5 .36% ( US0006M + 25 bps ) , Callable 7/26/23 @ 100 (b) (e) ........... 3,250,000 3,238,845
Barclays PLC , 7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) ........... 1,000,000 1,023,490
BAT International Finance PLC , 4 .45% , 3/16/28 , Callable 2/16/28 @ 100 ............... 1,000,000 942,934
Beazley Insurance DAC , 5 .88% , 11/4/26 ...................................... 250,000 240,436
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (e) ........ 2,000,000 1,921,973
Credit Suisse AG , 6 .50% , 8/8/23 (a) .......................................... 1,000,000 994,789
Element Fleet Management Corp. , 1 .60% , 4/6/24 , Callable 3/6/24 @ 100 (a) ............. 1,650,000 1,589,599
Federation des Caisses Desjardins du Quebec , 4 .40% , 8/23/25 (a) ..................... 1,000,000 965,776

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VictoryShares Short-Term Bond ETF
24
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
NatWest Group PLC , 7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (b) ..... $ 1,000,000 $ 1,023,430
Ontario Teachers' Finance Trust , 0 .38% , 9/29/23 (a) ............................... 1,000,000 987,624
ORIX Corp. , 5 .00% , 9/13/27 ............................................... 1,000,000 985,587
Phoenix Group Holdings PLC
5 .38% , 7/6/27 , MTN ................................................ 1,100,000 1,049,933
4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (b) .................... 200,000 182,175
Popular, Inc. , 6 .13% , 9/14/23 , Callable 8/14/23 @ 100 ............................ 2,135,000 2,130,256
Santander UK Group Holdings PLC , 6 .53% ( SOFR + 260 bps ) , 1/10/29 , Callable 1/10/28 @
100 (b) ........................................................... 2,000,000 2,014,838
SMBC Aviation Capital Finance DAC , 4 .13% , 7/15/23 (a) .......................... 1,484,000 1,482,680
Standard Chartered PLC
5 .17% ( US0006M + 6 bps ) , Callable 7/26/23 @ 100 (b) (e) ....................... 1,800,000 1,792,370
6 .19% ( H15T1Y + 185 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................. 1,000,000 1,000,728
6 .30% ( H15T1Y + 245 bps ) , 1/9/29 , Callable 1/9/28 @ 100 (a) (b) .................. 1,000,000 1,004,989
28,700,573
Industrials (0.6%):
Air Canada Pass Through Trust
5 .00% , 12/15/23 (a) .................................................. 173,338 170,889
4 .13% , 5/15/25 (a) .................................................. 1,464,062 1,379,163
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 1,455,000 1,302,463
2,852,515
Information Technology (0.9%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 2,892,000 2,946,927
SK Hynix, Inc. , 6 .25% , 1/17/26 (a) ........................................... 2,000,000 1,994,105
4,941,032
Materials (1.9%):
Alcoa Nederland Holding BV , 5 .50% , 12/15/27 , Callable 8/7/23 @ 102.75 (a) ............ 1,613,000 1,564,607
ArcelorMittal SA , 6 .55% , 11/29/27 , Callable 10/29/27 @ 100 ....................... 1,500,000 1,541,446
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 2,000,000 1,836,548
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 10/14/23 @ 102.5 (a) ............... 500,000 442,125
OCI NV , 4 .63% , 10/15/25 , Callable 8/7/23 @ 102.31 (a) ........................... 2,500,000 2,420,549
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 2/24/25 @ 100 (a) .................... 1,423,000 1,386,579
West Fraser Timber Co. Ltd. , 4 .35% , 10/15/24 , Callable 7/15/24 @ 100 (a) .............. 1,000,000 976,924
10,168,778
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 1,000,000 922,732
Utilities (0.2%):
National Grid PLC , 5 .60% , 6/12/28 , Callable 5/12/28 @ 100 ........................ 1,000,000 1,004,334
Total Yankee Dollars (Cost $59,609,274) 58,965,418
Municipal Bonds (4.0%)
California (0.5%):
California Municipal Finance Authority Revenue , 1 .36% , 2/1/24 ..................... 495,000 481,584
California Statewide Communities Development Authority Revenue , 2 .15% , 11/15/30 ,
Continuously Callable @100 ........................................... 1,065,000 866,267
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 2 .05% , 8/1/30 ............ 1,385,000 1,243,028
2,590,879
Colorado (0.3%):
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 420,000 385,028
Denver City & County Housing Authority Revenue , 1 .33% , 6/1/24 , Continuously Callable
@100 ........................................................... 750,000 721,013
Park Creek Metropolitan District Revenue , Series B , 2 .43% , 12/1/23 .................. 700,000 690,675
1,796,716
Florida (0.2%):
Hillsborough County IDA Revenue , 2 .16% , 8/1/25 ............................... 1,250,000 1,161,002

Victory Portfolios II
VictoryShares Short-Term Bond ETF
25
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Hawaii (0.1%):
State of Hawaii Airports System Revenue , Series B , 0 .90% , 7/1/23 .................... $ 300,000 $ 300,000
Illinois (0.2%):
State of Illinois Sales Tax Revenue , Series B , 0 .94% , 6/15/24 ....................... 1,000,000 956,425
Indiana (0.2%):
Indiana Finance Authority Revenue
0 .96% , 3/1/24 ..................................................... 450,000 434,980
1 .41% , 3/1/25 ..................................................... 570,000 529,131
964,111
Maine (0.1%):
Maine State Housing Authority Revenue , Series H , 1 .70% , 11/15/26 .................. 600,000 544,505
Maryland (0.4%):
Maryland Health & Higher Educational Facilities Authority Revenue
1 .81% , 1/1/25 ..................................................... 1,000,000 921,525
1 .89% , 1/1/26 ..................................................... 1,000,000 881,197
1,802,722
Michigan (0.2%):
Michigan Finance Authority Revenue
2 .21% , 12/1/23 .................................................... 185,000 182,425
2 .31% , 12/1/24 .................................................... 105,000 100,384
Series A-1 , 2 .33% , 6/1/30 ............................................. 251,214 244,372
Ypsilanti School District, GO , 1 .89% , 5/1/24 ................................... 510,000 494,921
1,022,102
Nebraska (0.1%):
Papio-Missouri River Natural Resource District Special Tax , 2 .09% , 12/15/24 , Continuously
Callable @100 ..................................................... 545,000 518,061
New Jersey (0.5%):
City of Orange Township, GO , Series B , 5 .50% , 3/22/24 ........................... 1,000,000 999,343
South Jersey Transportation Authority Revenue
Series B , 2 .10% , 11/1/24 .............................................. 750,000 710,036
Series B , 2 .20% , 11/1/25 .............................................. 750,000 688,348
South Jersey Transportation Authority System Revenue , Series B , 3 .02% , 11/1/25 ......... 425,000 397,550
2,795,277
Oklahoma (0.1%):
The University of Oklahoma Revenue , Series B , 0 .93% , 7/1/24 ...................... 350,000 334,505
Pennsylvania (0.1%):
State Public School Building Authority Revenue , 2 .75% , 4/1/25 ...................... 500,000 476,788
Rhode Island (0.1%):
Providence Redevelopment Agency Revenue , Series A , 2 .50% , 3/15/26 ................ 610,000 577,484
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , 1 .03% ,
8/1/24 ........................................................... 600,000 570,583
Texas (0.8%):
Aledo Independent School District, GO (NBGA - Texas Permanent School Fund) , 2/15/24 (g) 250,000 241,843
Harris County Cultural Education Facilities Finance Corp. Revenue
1 .59% , 11/15/23 .................................................... 675,000 665,144
1 .84% , 11/15/24 .................................................... 500,000 475,140
Series B , 2 .30% , 5/15/24 ............................................. 600,000 580,971
Lubbock Texas Water & Wastewater System Revenue , Series B , 1 .93% , 2/15/24 .......... 750,000 733,537
State of Texas, GO , 3 .11% , 10/1/23 .......................................... 500,000 497,216
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .07% , 9/1/23 ..................................................... 525,000 521,141
1 .36% , 9/1/24 ..................................................... 700,000 665,502
4,380,494
Total Municipal Bonds (Cost $22,061,172) 20,791,654

Victory Portfolios II
VictoryShares Short-Term Bond ETF
26
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
U.S. Treasury Obligations (3.6%)
U.S. Treasury Notes
0 .50% , 11/30/23 .................................................... $ 3,000,000 $ 2,940,703
3 .00% , 7/31/24 .................................................... 2,000,000 1,949,531
4 .50% , 11/30/24 .................................................... 10,000,000 9,894,141
4 .25% , 10/15/25 .................................................... 4,000,000 3,955,313
Total U.S. Treasury Obligations (Cost $18,926,129) 18,739,688
Commercial Papers (1.4%)
Consumer Discretionary (0.2%):
AutoNation, Inc. , 5 .45% , 7/3/23 (a) (h) ........................................ 1,000,000 999,546
Financials (0.4%):
Brookfield Corp. Treasury Ltd. , 5 .27% , 7/6/23 (a) (h) .............................. 1,200,000 1,198,947
Brookfield Corp. Treasury Ltd. , 5 .45% , 8/17/23 (a) (h) ............................. 1,000,000 992,784
2,191,731
Information Technology (0.4%):
Jabil, Inc. , 5 .64% , 7/3/23 (a) (h) ............................................. 1,500,000 1,499,295
Jabil, Inc. , 5 .65% , 7/6/23 (a) (h) ............................................. 1,000,000 999,060
2,498,355
Real Estate (0.4%):
Crown Castle International Corp. , 5 .44% , 7/5/23 (a) (h) ............................ 2,000,000 1,998,489
Total Commercial Papers (Cost $7,688,252) 7,688,121
Shares
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (i) ........ 1,142,751 1,142,751
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (i) ............ 1,142,751 1,142,751
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (i) ................ 1,142,751 1,142,751
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (i) . 1,142,751 1,142,751
Total Collateral for Securities Loaned (Cost $4,571,004) 4,571,004
Total Investments (Cost $538,858,609) — 100.5% 525,496,647
Liabilities in excess of other assets — (0.5)% (2,743,162)
NET ASSETS - 100.00% $ 522,753,485
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$283,412,003 and amounted to 54.2% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2023.
(d) Amount represents less than 0.05% of net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Zero-coupon bond.
(h) Rate represents the effective yield at June 30, 2023.
(i) Rate disclosed is the daily yield on June 30, 2023.
ABS
—
Asset-Backed Securities
bps—Basis points
CLO
—
Collateralized Loan Obligations
GO—General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
IDA—Industrial Development Authority
LIBOR
—
London Interbank Offered Rate

Victory Portfolios II
VictoryShares Short-Term Bond ETF
27
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
LLC—Limited Liability Company
LP—Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN—Medium Term Note
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of June 30, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
US0006M
—
6 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2023.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
NBGA
—
Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
28
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (10.4%)
ABS Auto (6.1%):
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 12/13/24 @ 100 (a) ........................................... $ 1,000,000 $ 968,338
American Credit Acceptance Receivables Trust , Series 2022-1 , Class B , 1 .68% , 9/14/26 ,
Callable 12/13/24 @ 100 (a) ........................................... 680,565 674,947
AmeriCredit Automobile Receivables Trust , Series 2021-3 , Class B , 1 .17% , 8/18/27 , Callable
2/18/26 @ 100 ..................................................... 1,000,000 923,171
ARI Fleet Lease Trust , Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 1/15/25 @ 100 (a) . 762,000 730,397
ARI Fleet Lease Trust , Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 1/15/25 @ 100 (a) .. 467,000 440,346
ARI Fleet Lease Trust , Series 2020-A , Class A3 , 1 .80% , 8/15/28 , Callable 7/15/23 @ 100 (a) . 317,838 317,487
Avis Budget Rental Car Funding AESOP LLC , Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) . 1,000,000 981,945
Avis Budget Rental Car Funding AESOP LLC , Series 2021-2A , Class C , 2 .35% , 2/20/28 ,
Callable 2/20/27 @ 100 (a) ............................................ 800,000 677,218
Avis Budget Rental Car Funding AESOP LLC , Series 2019-2A , Class B , 3 .55% , 9/22/25 ,
Callable 10/20/24 @ 100 (a) ........................................... 500,000 484,167
Avis Budget Rental Car Funding AESOP LLC , Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) .. 1,000,000 1,010,715
Avis Budget Rental Car Funding AESOP LLC , Series 2018-1A , Class B , 4 .00% , 9/20/24 ,
Callable 10/20/23 @ 100 (a) ........................................... 500,000 498,671
Bank of The West Auto Trust , Series 2019-1 , Class C , 2 .90% , 4/15/25 , Callable 8/15/23 @
100 (a) ........................................................... 1,062,000 1,037,740
Canadian Pacer Auto Receivables Trust , Series 2020-1A , Class A4 , 1 .89% , 3/19/25 , Callable
10/19/23 @ 100 (a) .................................................. 433,000 428,199
CarMax Auto Owner Trust , Series 2021-2 , Class B , 1 .03% , 12/15/26 , Callable 4/15/25 @ 100 2,000,000 1,837,889
CarMax Auto Owner Trust , Series 2020-1 , Class B , 2 .21% , 9/15/25 , Callable 2/15/24 @ 100 . 1,275,000 1,240,258
CarMax Auto Owner Trust , Series 2020-2 , Class D , 5 .75% , 5/17/27 , Callable 4/15/24 @ 100 . 780,000 774,478
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 10/10/26
@ 100 ........................................................... 1,500,000 1,326,142
Chesapeake Funding II LLC , Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 2/15/29 @
100 (a) ........................................................... 882,000 859,724
Citizens Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 1/15/27
@ 100 (a) ......................................................... 1,000,000 996,067
Citizens Auto Receivables Trust , Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 1/15/27 @
100 (a) ........................................................... 1,000,000 997,303
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 9/15/26 @
100 (a) ........................................................... 2,000,000 2,033,158
CPS Auto Receivables Trust , Series 2022-A , Class B , 1 .70% , 4/16/29 , Callable 10/15/25 @
100 (a) ........................................................... 1,200,000 1,174,210
Credit Acceptance Auto Loan Trust , Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable
10/15/26 @ 100 (a) .................................................. 1,500,000 1,518,183
Credit Acceptance Auto Loan Trust , Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable
12/15/26 @ 100 (a) .................................................. 1,000,000 992,715
Credit Acceptance Auto Loan Trust , Series 2021-2A , Class B , 1 .26% , 4/15/30 , Callable
10/15/24 @ 100 (a) .................................................. 1,038,000 981,456
Donlen Fleet Lease Funding 2 LLC , Series 2021-2 , Class B , 0 .98% , 12/11/34 (a) .......... 1,327,000 1,258,886
DT Auto Owner Trust , Series 2021-3A , Class B , 0 .58% , 11/17/25 , Callable 11/15/25 @ 100 (a) 1,636,267 1,617,515
Enterprise Fleet Financing LLC , Series 2020-1 , Class A3 , 1 .86% , 12/22/25 , Callable 7/20/23
@ 100 (a) ......................................................... 765,886 764,655
Enterprise Fleet Financing LLC , Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @
100 (a) ........................................................... 1,000,000 994,542
Enterprise Fleet Financing LLC , Series 2022-1 , Class A3 , 3 .27% , 1/20/28 , Callable 6/20/25 @
100 (a) ........................................................... 1,000,000 944,015
Enterprise Fleet Financing LLC , Series 2022-3 , Class A2 , 4 .38% , 7/20/29 , Callable 5/20/26 @
100 (a) ........................................................... 979,249 958,789
Enterprise Fleet Financing LLC , Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 8/20/26
@ 100 (a) ......................................................... 2,000,000 1,999,110
Exeter Automobile Receivables Trust , Series 2019-3A , Class E , 4 .00% , 8/17/26 , Callable
3/15/24 @ 100 (a) ................................................... 1,200,000 1,174,703
Exeter Automobile Receivables Trust , Series 2021-4A , Class B , 1 .05% , 5/15/26 , Callable
10/15/25 @ 100 .................................................... 627,501 619,863
Exeter Automobile Receivables Trust , Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable
11/15/24 @ 100 (a) .................................................. 1,000,000 1,004,144
First Investors Auto Owner Trust , Series 2019-2A , Class C , 2 .71% , 12/15/25 , Callable 1/15/24
@ 100 (a) ......................................................... 105,480 105,387

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
29
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Flagship Credit Auto Trust , Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 6/15/25 @ 100 (a) $ 1,000,000 $ 992,468
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 8/15/25 @
100 ............................................................. 800,000 791,185
Ford Credit Auto Owner Trust , Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 822,000 799,095
Ford Credit Auto Owner Trust , Series 2020-1 , Class B , 2 .29% , 8/15/31 , Callable 2/15/25 @
100 (a) ........................................................... 1,500,000 1,413,520
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 532,000 522,362
Foursight Capital Automobile Receivables Trust , Series 2022-1 , Class A3 , 1 .83% , 12/15/26 ,
Callable 1/15/25 @ 100 (a) ............................................ 1,200,000 1,166,079
Foursight Capital Automobile Receivables Trust , Series 2021-1 , Class B , 0 .87% , 1/15/26 ,
Callable 5/15/24 @ 100 (a) ............................................ 580,426 576,783
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 4/15/26 @ 100 (a) ............................................ 1,253,000 1,232,614
GLS Auto Receivables Issuer Trust , Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 2/15/24
@ 100 (a) ......................................................... 1,500,000 1,472,347
GLS Auto Receivables Issuer Trust , Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable
11/15/23 @ 100 (a) .................................................. 1,000,000 989,942
GM Financial Consumer Automobile Receivables Trust , Series 2019-4 , Class A4 , 1 .76% ,
1/16/25 , Callable 7/16/23 @ 100 ........................................ 183,027 182,821
GM Financial Consumer Automobile Receivables Trust , Series 2020-1 , Class A4 , 1 .90% ,
3/17/25 , Callable 9/16/23 @ 100 ........................................ 897,980 892,631
GM Financial Consumer Automobile Receivables Trust , Series 2020-2 , Class A4 , 1 .74% ,
8/18/25 , Callable 1/16/24 @ 100 ........................................ 750,000 735,893
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 4/15/25 @
100 (a) ........................................................... 1,250,000 1,243,544
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000,000 868,566
Hertz Vehicle Financing LLC , Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............. 1,333,000 1,244,883
Hertz Vehicle Financing LLC , Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @
100 (a) ........................................................... 1,000,000 949,855
Hyundai Auto Receivables Trust , Series 2020-C , Class B , 0 .81% , 11/16/26 , Callable 3/15/25 @
100 ............................................................. 1,271,000 1,179,032
Hyundai Auto Receivables Trust , Series 2021-C , Class B , 1 .49% , 12/15/27 , Callable 2/15/26 @
100 ............................................................. 2,000,000 1,806,723
JPMorgan Chase Bank NA , Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 4/25/25 @
100 (a) ........................................................... 221,611 214,268
JPMorgan Chase Bank NA , Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 4/25/25 @
100 (a) ........................................................... 227,759 220,903
LAD Auto Receivables Trust , Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 10/15/25 @
100 (a) ........................................................... 1,600,000 1,569,525
LAD Auto Receivables Trust , Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 5/15/26 @
100 (a) ........................................................... 600,000 589,619
LAD Auto Receivables Trust , Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 6/15/25 @
100 (a) ........................................................... 507,639 494,433
LAD Auto Receivables Trust , Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 6/15/25 @
100 (a) ........................................................... 1,500,000 1,385,209
Oscar U.S. Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 6/10/25 @
100 (a) ........................................................... 1,500,000 1,372,119
PenFed Auto Receivables Owner Trust , Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable
12/15/25 @ 100 (a) .................................................. 750,000 727,863
PenFed Auto Receivables Owner Trust , Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable
12/15/25 @ 100 (a) .................................................. 1,499,000 1,462,988
PenFed Auto Receivables Owner Trust , Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable
12/15/25 @ 100 (a) .................................................. 1,000,000 975,229
Prestige Auto Receivables Trust , Series 2023-1A , Class B , 5 .55% , 4/15/27 , Callable 2/15/27 @
100 (a) ........................................................... 1,000,000 989,296
Prestige Auto Receivables Trust , Series 2020-1A , Class C , 1 .31% , 11/16/26 , Callable 1/15/25
@ 100 (a) ......................................................... 267,405 264,904
Prestige Auto Receivables Trust , Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 11/15/25
@ 100 (a) ......................................................... 1,000,000 929,590
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable
10/15/25 @ 100 (a) .................................................. 510,374 501,906
Santander Bank Auto Credit-Linked Notes , Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable
2/15/26 @ 100 (a) ................................................... 544,647 541,215

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
30
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 6/15/25 @ 100 (a) .. $ 817,701 $ 790,733
Santander Consumer Auto Receivables Trust , Series 2020-AA , Class D , 5 .49% , 4/15/26 ,
Callable 10/15/24 @ 100 (a) ........................................... 1,000,000 993,294
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
8/15/25 @ 100 ..................................................... 1,062,000 1,033,164
Santander Retail Auto Lease Trust , Series 2020-B , Class C , 1 .18% , 12/20/24 , Callable 1/20/24
@ 100 (a) ......................................................... 1,500,000 1,464,892
SFS Auto Receivables Securitization Trust , Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable
10/20/27 @ 100 (a) .................................................. 1,500,000 1,493,608
Toyota Auto Loan Extended Note Trust , Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable
2/25/26 @ 100 (a) (b) ................................................. 2,000,000 1,785,263
Toyota Auto Loan Extended Note Trust , Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable
4/25/27 @ 100 (a) ................................................... 2,000,000 1,894,834
Toyota Auto Receivables Trust , Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable 1/15/27 @
100 ............................................................. 4,000,000 3,942,277
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 2,000,000 1,980,954
Veridian Auto Receivables Trust , Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27
@ 100 (a) ......................................................... 1,000,000 980,476
Veridian Auto Receivables Trust , Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @
100 (a) ........................................................... 533,000 526,265
Westlake Automobile Receivables Trust , Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable
6/15/25 @ 100 (a) ................................................... 1,000,000 945,938
Westlake Automobile Receivables Trust , Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable
11/15/25 @ 100 (a) .................................................. 1,071,000 1,044,483
Westlake Automobile Receivables Trust , Series 2020-1A , Class E , 3 .31% , 10/15/25 , Callable
1/15/24 @ 100 (a) ................................................... 2,000,000 1,955,828
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ......... 1,350,000 1,341,785
88,819,737
ABS Card (0.6%):
CARDS II Trust , Series 2021-1A , Class A , 0 .60% , 4/15/27 (a) ....................... 2,300,000 2,205,392
Evergreen Credit Card Trust , Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) ............. 1,500,000 1,472,610
Evergreen Credit Card Trust , Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............ 1,000,000 993,313
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 625,000 547,966
Master Credit Card Trust , Series 2021-1A , Class B , 0 .79% , 11/21/25 (a) ................ 539,000 512,139
Trillium Credit Card Trust II , Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............. 2,000,000 1,765,676
Trillium Credit Card Trust II , Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............. 2,000,000 1,775,190
9,272,286
ABS Other (3.3%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 1,500,000 1,311,076
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 1,600,000 1,495,807
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class A2 , 1 .64% , 10/20/27 ,
Callable 9/20/25 @ 100 (a) ............................................ 725,243 694,958
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 1,369,927 1,356,903
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 5/20/27 @ 100 (a) ............................................ 1,125,000 1,121,170
CCG Receivables Trust , Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 10/14/26 @ 100 (a) 1,000,000 999,967
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 3/15/24 @
100 (a) ........................................................... 1,413,671 1,224,751
Conn's Receivables Funding LLC , Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 7/15/24
@ 100 (a) ......................................................... 1,500,000 1,502,550
Dell Equipment Finance Trust , Series 2021-2 , Class C , 0 .94% , 12/22/26 , Callable 4/22/24 @
100 (a) ........................................................... 2,000,000 1,915,544
Dell Equipment Finance Trust , Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 10/22/25 @
100 (a) ........................................................... 1,000,000 999,364
Dell Equipment Finance Trust , Series 2021-1 , Class D , 1 .03% , 11/23/26 , Callable 9/22/23 @
100 (a) ........................................................... 1,000,000 987,901
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 1,000,000 858,448

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
31
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Diamond Issuer , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... $ 1,125,000 $ 960,127
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 6/20/25 @ 100 (a) ....... 2,000,000 1,930,947
Encina Equipment Finance LLC , Series 2021-1A , Class A2 , 0 .74% , 12/15/26 , Callable 2/15/24
@ 100 (a) ......................................................... 86,832 86,520
Encina Equipment Finance LLC , Series 2021-1A , Class B , 1 .21% , 2/16/27 , Callable 2/15/24 @
100 (a) ........................................................... 1,187,000 1,171,245
ExteNet LLC , Series 2019-1A , Class A2 , 3 .20% , 7/26/49 , Callable 7/25/23 @ 100 (a) ...... 500,000 477,521
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) ................. 1,153,846 997,481
HPEFS Equipment Trust , Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 3/20/24 @ 100 (a) 4,667,000 4,495,955
HPEFS Equipment Trust , Series 2022-1A , Class C , 1 .96% , 5/21/29 , Callable 3/20/25 @ 100 (a) 2,000,000 1,883,600
John Deere Owner Trust , Series 2022-A , Class A4 , 2 .49% , 1/16/29 , Callable 9/15/25 @ 100 . 1,000,000 939,115
John Deere Owner Trust , Series 2020-A , Class A4 , 1 .21% , 11/16/26 , Callable 7/15/23 @ 100 2,000,000 1,997,554
Kubota Credit Owner Trust , Series 2022-1A , Class A4 , 2 .78% , 2/15/28 , Callable 1/15/26 @
100 (a) ........................................................... 2,000,000 1,859,515
Kubota Credit Owner Trust , Series 2020-1A , Class A4 , 2 .26% , 7/15/26 , Callable 9/15/23 @
100 (a) ........................................................... 368,651 366,665
MMAF Equipment Finance LLC , Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ........... 1,500,000 1,410,480
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 9/20/26 @ 100 (a) ....... 468,425 416,959
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 1,807,000 1,539,034
NP SPE II LLC , Series 2019-1A , Class A2 , 3 .24% , 9/20/49 , Callable 7/20/23 @ 100 (a) ..... 498,295 448,361
NP SPE II LLC , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 11/19/23 @ 100 (a) ... 649,167 577,197
Pawnee Equipment Receivables LLC , Series 2020-1 , Class B , 1 .84% , 1/15/26 , Callable
1/15/24 @ 100 (a) ................................................... 1,000,000 989,241
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) ........................................................... 1,095,255 960,683
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000,000 3,715,387
SCF Equipment Leasing LLC , Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @
100 (a) ........................................................... 1,071,429 1,061,029
SCF Equipment Leasing LLC , Series 2020-1A , Class A3 , 1 .19% , 10/20/27 , Callable 3/20/25 @
100 (a) ........................................................... 198,523 196,023
SCF Equipment Leasing LLC , Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 3/20/25 @
100 (a) ........................................................... 2,196,000 2,111,062
VB-S1 Issuer LLC , Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) .. 1,000,000 879,250
VB-S1 Issuer LLC , Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) ... 500,000 446,921
Volvo Financial Equipment LLC , Series 2020-1A , Class A3 , 0 .51% , 10/15/24 , Callable 5/15/24
@ 100 (a) ......................................................... 346,029 342,924
Wepco Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ...... 1,281,488 1,073,140
47,802,375
Agency ABS Other (0.4%):
Navient Student Loan Trust , Series 2015-2 , Class B , 6 .65% ( SOFR30A + 150 bps ) , 8/25/50 ,
Callable 11/25/31 @ 100 (c) ........................................... 3,000,000 2,741,286
Navient Student Loan Trust , Series 2018-2A , Class B , 6 .30% ( SOFR30A + 115 bps ) , 3/25/67 ,
Callable 1/25/35 @ 100 (a) (c) .......................................... 1,000,000 878,835
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 6/25/34 @
100 (a) ........................................................... 2,267,308 2,018,276
SLM Student Loan Trust , Series 2006-10 , Class B , 5 .48% ( SOFR90A + 22 bps ) , 3/25/44 ,
Callable 4/25/32 @ 100 (c) ............................................ 151,899 139,974
SLM Student Loan Trust , Series 2007-1 , Class B , 5 .48% ( SOFR90A + 22 bps ) , 1/27/42 , Callable
7/25/29 @ 100 (c) ................................................... 243,394 216,817
5,995,188
Total Asset-Backed Securities (Cost $158,232,810) 151,889,586
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Magnetite XXXV Ltd. , Series 2022-35A , Class A1 , 7 .12% ( TSFR3M + 205 bps ) , 10/25/35 ,
Callable 10/25/23 @ 100 (a) (c) ......................................... 1,000,000 1,000,543

Victory Portfolios II
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32
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Palmer Square Loan Funding Ltd. , Series 2022-5A , Class A1 , 6 .55% ( TSFR3M + 156 bps ) ,
1/15/31 , Callable 10/15/23 @ 100 (a) (c) ................................... $ 912,440 $ 908,799
1,909,342
Total Collateralized Loan Obligations (Cost $1,903,913) 1,909,342
Collateralized Mortgage Obligations (3.6%)
Commercial MBS (3.6%):
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .40% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (b) .......................................... 2,000,000 1,733,222
Aventura Mall Trust , Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (b) ................. 1,000,000 814,614
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (b) ................. 1,000,000 860,856
Aventura Mall Trust , Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (b) ................. 1,740,000 1,572,243
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (b) ........................................................... 540,540 489,517
BBCMS Mortgage Trust , Series 2020-BID , Class B , 7 .73% ( TSFR1M + 254 bps ) , 10/15/37 (a) (c) 1,750,000 1,658,649
Benchmark Mortgage Trust , Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @
100 ............................................................. 1,000,000 871,280
BPR Trust , Series 2022-STAR , Class A , 8 .38% ( TSFR1M + 323 bps ) , 8/15/24 (a) (c) ......... 2,690,909 2,686,224
BPR Trust , Series 2021-TY , Class A , 6 .24% ( TSFR1M + 105 bps ) , 9/15/38 (a) (c) ........... 865,000 821,654
BPR Trust , Series 2022-OANA , Class D , 8 .84% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) ........ 1,000,000 972,334
BPR Trust , Series 2022-OANA , Class B , 7 .59% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) ........ 2,000,000 1,953,251
BX Commercial Mortgage Trust , Series 2022-CSMO , Class B , 8 .29% ( TSFR1M + 314 bps ) ,
6/15/27 (a) (c) ...................................................... 1,500,000 1,492,849
BX Commercial Mortgage Trust , Series 2019-XL , Class B , 6 .34% ( TSFR1M + 108 bps ) ,
10/15/36 (a) (c) ..................................................... 218,450 216,257
BX Commercial Mortgage Trust , Series 2019-XL , Class C , 6 .51% ( TSFR1M + 125 bps ) ,
10/15/36 (a) (c) ..................................................... 566,950 559,735
BX Commercial Mortgage Trust , Series 2019-XL , Class D , 6 .71% ( TSFR1M + 145 bps ) ,
10/15/36 (a) (c) ..................................................... 1,015,750 1,001,326
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 2,000,000 1,885,526
BX Trust , Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) ........ 923,077 789,327
BXP Trust , Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (b) ........................ 550,000 391,873
BXP Trust , Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (b) ........................ 1,500,000 983,112
BXP Trust , Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (b) ........................ 500,000 312,681
Citigroup Commercial Mortgage Trust , Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 ,
Callable 2/15/30 @ 100 .............................................. 732,000 650,078
Citigroup Commercial Mortgage Trust , Series 2020-555 , Class A , 2 .65% , 12/10/41 (a) ...... 2,000,000 1,618,941
Citigroup Commercial Mortgage Trust , Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable
9/15/27 @ 100 (b) ................................................... 500,000 441,491
Citigroup Commercial Mortgage Trust , Series 2019-SMRT , Class C , 4 .68% , 1/10/36 (a) ..... 500,000 496,429
COMM Mortgage Trust , Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @
100 (b) ........................................................... 250,000 231,083
COMM Mortgage Trust , Series 2015-PC1 , Class B , 4 .43% , 7/10/50 , Callable 6/10/25 @
100 (b) ........................................................... 865,000 784,725
COMM Mortgage Trust , Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @
100 (a) ........................................................... 1,500,000 1,175,429
COMM Mortgage Trust , Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @
100 (a) (b) ......................................................... 2,420,000 2,276,627
COMM Mortgage Trust , Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @
100 (b) ........................................................... 1,750,000 1,664,954
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 2,252,000 1,895,628
DBJPM Mortgage Trust , Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @
100 (a) ........................................................... 1,750,000 772,999
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .57% ( TSFR1M + 138 bps ) ,
7/15/38 (a) (c) ...................................................... 749,574 731,412
GS Mortgage Securities Corp. Trust , Series 2022-SHIP , Class A , 5 .88% ( TSFR1M + 73 bps ) ,
8/15/36 (a) (c) ...................................................... 1,000,000 992,875
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) ....... 1,000,000 788,249
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,500,000 1,398,562
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) ......................................................... 1,000,000 898,238
Hudson Yards Mortgage Trust , Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (b) ........ 535,000 449,787

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VictoryShares Core Intermediate Bond ETF
33
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
ILPT Commercial Mortgage Trust , Series 2022-LPF2 , Class B , 7 .89% ( TSFR1M + 274 bps ) ,
10/15/39 (a) (c) ..................................................... $ 2,000,000 $ 1,979,580
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) ........ 2,000,000 1,662,569
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2021-2NU , Class B , 2 .15% ,
1/5/40 (a) (b) ....................................................... 1,000,000 805,540
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) .......... 750,000 641,663
MHC Commercial Mortgage Trust , Series 2021-MHC , Class A , 6 .06% ( TSFR1M + 80 bps ) ,
4/15/38 (a) (c) ...................................................... 2,290,000 2,248,721
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .90% , 11/9/43 (a) .......... 1,000,000 690,549
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/15/40 (a) ........................ 1,000,000 987,485
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) ..................... 800,000 641,233
SMRT , Series 2022-MINI , Class B , 6 .50% ( TSFR1M + 135 bps ) , 1/15/39 (a) (c) ............ 1,500,000 1,447,551
SREIT Trust , Series 2021-MFP2 , Class B , 6 .36% ( TSFR1M + 117 bps ) , 11/15/36 (a) (c) ...... 1,500,000 1,457,246
Wells Fargo Commercial Mortgage Trust , Series 2018-AUS , Class A , 4 .19% , 8/17/36 (a) (b) .. 250,000 225,700
52,121,874
Total Collateralized Mortgage Obligations (Cost $57,791,405) 52,121,874
Corporate Bonds (28.0%)
Communication Services (1.4%):
AT&T, Inc.
4 .35% , 3/1/29 , Callable 12/1/28 @ 100 ................................... 1,000,000 960,212
3 .10% , 2/1/43 , Callable 8/1/42 @ 100 .................................... 2,000,000 1,439,206
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 500,000 458,932
2 .25% , 1/15/29 , Callable 11/15/28 @ 100 .................................. 2,000,000 1,665,666
2 .30% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 2,500,000 1,891,414
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 750,000 638,012
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 750,000 710,623
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (a) ................................. 1,250,000 838,402
Magallanes, Inc. , 4 .05% , 3/15/29 , Callable 1/15/29 @ 100 (a) ........................ 2,000,000 1,827,762
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 444,000 394,768
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 1,250,000 1,114,776
T-Mobile USA, Inc.
4 .75% , 2/1/28 , Callable 7/18/23 @ 102.38 ................................. 643,000 625,010
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000,000 921,809
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 4,500,000 3,600,665
Verizon Communications, Inc. , 3 .40% , 3/22/41 , Callable 9/22/40 @ 100 ................ 4,000,000 3,085,440
Warnermedia Holdings, Inc. , 4 .28% , 3/15/32 , Callable 12/15/31 @ 100 (a) .............. 1,000,000 886,066
21,058,763
Consumer Discretionary (1.8%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 2,000,000 1,597,022
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 3,000,000 2,282,550
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500,000 457,377
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 1,500,000 1,150,731
Daimler Finance North America LLC , 3 .45% , 1/6/27 (a) ........................... 1,000,000 947,299
Genting New York LLC/GENNY Capital, Inc. , 3 .30% , 2/15/26 , Callable 1/15/26 @ 100 (a) .. 1,000,000 899,822
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 1,000,000 821,286
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 3,500,000 3,169,864
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 1,500,000 1,044,493
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 1,000,000 863,530
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 9/15/24 @ 102.38 ................................ 1,000,000 919,159
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 235,000 197,468
Newell Brands, Inc.
4 .70% , 4/1/26 , Callable 1/1/26 @ 100 .................................... 500,000 469,837
6 .38% , 9/15/27 , Callable 6/15/27 @ 100 .................................. 750,000 720,171
Nordstrom, Inc. , 4 .25% , 8/1/31 , Callable 5/1/31 @ 100 ............................ 750,000 584,338
Novant Health, Inc. , 2 .64% , 11/1/36 , Callable 8/1/36 @ 100 ........................ 2,000,000 1,506,744
O'Reilly Automotive, Inc. , 4 .20% , 4/1/30 , Callable 1/1/30 @ 100 ..................... 1,000,000 944,286

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
34
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . $ 1,300,000 $ 1,006,298
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 3,000,000 2,480,538
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 1,400,000 868,976
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 1,000,000 792,730
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 750,000 743,479
Volkswagen Group of America Finance LLC , 4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) ..... 1,500,000 1,434,524
25,902,522
Consumer Staples (2.0%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,500,000 1,183,020
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,000,000 634,580
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 1,500,000 1,173,081
Anheuser-Busch InBev Worldwide, Inc.
4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ................................. 1,500,000 1,392,270
5 .45% , 1/23/39 , Callable 7/23/38 @ 100 .................................. 500,000 518,020
4 .35% , 6/1/40 , Callable 12/1/39 @ 100 ................................... 1,000,000 919,424
3 .75% , 7/15/42 .................................................... 750,000 627,661
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,000,000 796,269
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 1,000,000 1,099,940
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 1,250,000 998,875
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,000,000 1,679,424
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 1,000,000 804,997
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 1,500,000 1,511,719
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 1,000,000 826,422
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 1,000,000 818,104
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 ........................ 1,250,000 1,238,971
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 1,000,000 905,153
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 2 .50% , 1/15/27 , Callable
12/15/26 @ 100 (a) .................................................. 1,500,000 1,317,630
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 (d) ................................ 750,000 706,916
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 823,317
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,000,000 880,984
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 1,000,000 935,396
Mars, Inc. , 3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ............................. 1,000,000 848,578
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 1,000,000 792,439
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 2,000,000 1,996,424
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 1,500,000 1,226,503
The Coca-Cola Co. , 2 .00% , 3/5/31 ........................................... 2,000,000 1,684,613
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. 1,000,000 712,052
29,052,782
Energy (1.4%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 1,500,000 1,020,064
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 500,000 477,349
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 500,000 479,711
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 1,000,000 850,721
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 1,000,000 909,619
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,091,000 910,093
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (e) ...................... 1,000,000 903,142
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 1,000,000 921,322
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 514,000 538,199
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 1,500,000 1,246,578
Gray Oak Pipeline LLC , 3 .45% , 10/15/27 , Callable 8/15/27 @ 100 (a) ................. 1,334,000 1,194,201
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 11/1/23 @ 103.13 (a) .... 1,000,000 942,729
HollyFrontier Corp. , 4 .50% , 10/1/30 , Callable 7/1/30 @ 100 ........................ 2,000,000 1,774,481
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,500,000 1,373,174
MPLX LP

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
35
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
4 .25% , 12/1/27 , Callable 9/1/27 @ 100 ................................... $ 500,000 $ 475,649
4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 750,000 706,710
4 .80% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 250,000 241,475
Murphy Oil Corp. , 5 .75% , 8/15/25 , Callable 8/7/23 @ 101.44 ....................... 278,000 274,954
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 500,000 367,760
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 (a) .......................... 1,000,000 884,592
Pioneer Natural Resources Co. , 1 .90% , 8/15/30 , Callable 5/15/30 @ 100 ............... 1,500,000 1,216,809
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @
100 ............................................................. 2,280,000 2,007,829
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,000,000 918,932
20,636,093
Financials (7.5%):
Ally Financial, Inc.
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 (d) ............................... 833,000 840,423
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (c) .................... 1,000,000 988,172
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 1,500,000 1,436,144
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,000,000 743,310
Assurant, Inc.
6 .10% , 2/27/26 , Callable 1/27/26 @ 100 .................................. 882,000 879,380
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 1,000,000 747,392
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (e) ...................... 1,000,000 864,552
1 .66% ( SOFR + 91 bps ) , 3/11/27 , Callable 3/11/26 @ 100 (c) ..................... 500,000 450,075
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 3,750,000 3,052,238
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 1,000,000 763,681
Belrose Funding Trust , 2 .33% , 8/15/30 , Callable 5/15/30 @ 100 (a) ................... 1,000,000 763,044
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 (a) ........... 1,290,000 1,102,141
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................... 1,000,000 761,517
BMW US Capital LLC , 3 .75% , 4/12/28 , Callable 1/12/28 @ 100 (a) ................... 1,000,000 945,326
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 1,000,000 898,384
Cadence Bank , 4 .13% ( US0003M + 247 bps ) , 11/20/29 , Callable 11/20/24 @ 100 (c) ........ 625,000 573,762
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 1,000,000 931,368
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (c) .................... 1,000,000 707,111
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 1,000,000 955,100
Citigroup, Inc. , 2 .52% ( SOFR + 118 bps ) , 11/3/32 , Callable 11/3/31 @ 100 (c) ............. 2,000,000 1,611,920
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (c) .................... 907,000 859,028
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (c) .................. 500,000 474,736
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 2,000,000 1,571,849
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) .................. 1,000,000 862,223
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 500,000 345,338
Credit Acceptance Corp. , 6 .63% , 3/15/26 , Callable 7/18/23 @ 101.66 (d) ............... 500,000 480,871
Equitable Holdings, Inc. , 4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................... 1,000,000 936,783
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 2,000,000 1,650,495
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 1,750,000 1,610,342
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 500,000 459,425
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 2,000,000 1,767,127
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 3,025,000 2,301,623
First Citizens BancShares, Inc. , 3 .38% ( SOFR + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (c) . 1,000,000 916,319
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 (d) ....................... 2,000,000 1,730,894
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 1,500,000 1,528,155
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 1,000,000 939,837
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 500,000 414,328
FS KKR Capital Corp. , 4 .63% , 7/15/24 , Callable 6/15/24 @ 100 ..................... 1,000,000 970,963
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 700,000 631,118
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) (d) ................................ 500,000 409,405
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,000,000 824,614

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
36
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Global Atlantic Fin Co. , 4 .40% , 10/15/29 , Callable 7/15/29 @ 100 (a) .................. $ 1,714,000 $ 1,445,405
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 1,500,000 1,222,326
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,000,000 974,484
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) ................................. 2,000,000 1,722,917
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 500,000 465,134
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 1,000,000 716,270
Hyundai Capital America
3 .40% , 6/20/24 (a) .................................................. 500,000 487,514
3 .50% , 11/2/26 , Callable 9/2/26 @ 100 (a) ................................. 500,000 464,722
ILFC E-Capital Trust I , 7 .06% , 12/21/65 , Callable 8/7/23 @ 100 (a) ................... 500,000 336,854
JPMorgan Chase & Co.
4 .60% ( SOFR + 313 bps ) , Callable 2/1/25 @ 100 (c) (e) ......................... 1,000,000 933,357
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (c) .................... 3,000,000 2,540,717
1 .95% ( SOFR + 1 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ........................ 4,000,000 3,187,920
KeyBank NA , 3 .90% , 4/13/29 .............................................. 1,500,000 1,183,758
KeyCorp
3 .88% ( SOFR + 125 bps ) , 5/23/25 , Callable 5/23/24 @ 100 , MTN (c) ............... 500,000 462,820
2 .25% , 4/6/27 , MTN ................................................ 500,000 415,326
4 .79% ( SOFR + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ................. 757,000 637,700
Lincoln National Corp. , 3 .80% , 3/1/28 , Callable 12/1/27 @ 100 (d) .................... 500,000 451,853
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 1,000,000 889,377
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 1,750,000 1,596,677
Main Street Capital Corp. , 3 .00% , 7/14/26 , Callable 6/14/26 @ 100 ................... 1,000,000 879,788
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 500,000 477,341
MassMutual Global Funding II , 1 .20% , 7/16/26 (a) ............................... 1,500,000 1,325,598
Mercury General Corp. , 4 .40% , 3/15/27 , Callable 12/15/26 @ 100 .................... 1,000,000 945,435
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 2,000,000 1,631,766
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 3,000,000 2,420,519
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 2,000,000 1,513,800
New York Community Bancorp, Inc. , 5 .90% ( US0003M + 278 bps ) , 11/6/28 , Callable 11/6/23 @
100 (c) ........................................................... 1,250,000 1,157,609
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 1,500,000 1,185,497
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 1,000,000 1,036,284
OWL Rock Core Income Corp.
5 .50% , 3/21/25 (a) .................................................. 500,000 481,881
3 .13% , 9/23/26 , Callable 8/23/26 @ 100 (a) ................................ 250,000 216,388
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 (a) .................................. 1,125,000 1,022,898
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) ................................ 2,000,000 1,786,120
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 1,000,000 883,763
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 1,000,000 1,005,977
Pine Street Trust I , 4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ...................... 500,000 458,916
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,750,000 1,447,564
Principal Life Global Funding II , 1 .25% , 8/16/26 (a) .............................. 2,000,000 1,745,663
Protective Life Global Funding , 1 .90% , 7/6/28 (a) ................................ 2,000,000 1,701,875
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 1,000,000 796,690
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 1,000,000 956,527
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 1,000,000 902,122
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (c) (e) ........ 595,000 565,639
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 750,000 705,696
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 500,000 490,777
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) .......... 1,500,000 1,491,324
Stellantis Finance U.S., Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ............... 1,200,000 959,254
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 2,250,000 1,715,900
Synchrony Bank , 5 .63% , 8/23/27 , Callable 7/23/27 @ 100 ......................... 500,000 469,667
Synchrony Financial
4 .50% , 7/23/25 , Callable 4/23/25 @ 100 .................................. 500,000 472,539
5 .15% , 3/19/29 , Callable 12/19/28 @ 100 ................................. 500,000 452,853
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (c) ......... 500,000 403,446

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
37
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Synovus Financial Corp. , 5 .90% ( USSW5 + 338 bps ) , 2/7/29 , Callable 2/7/24 @ 100 (c) ...... $ 500,000 $ 455,335
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (e) ...................... 1,000,000 827,071
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (e) ...................... 500,000 484,829
3 .99% ( SOFR + 115 bps ) , 6/13/28 , Callable 6/13/27 @ 100 , MTN (c) ............... 1,000,000 959,536
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 1,350,000 1,370,175
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 1,000,000 960,439
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,500,000 1,266,463
4 .63% ( SOFR + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ...................... 500,000 459,593
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 1,050,000 834,950
Truist Financial Corp. , 4 .25% , 9/30/24 ........................................ 750,000 728,526
US Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 750,000 749,700
2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (c) ................... 1,500,000 1,098,270
W R Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ........................ 1,172,000 833,690
Webster Financial Corp.
4 .38% , 2/15/24 , Callable 1/16/24 @ 100 .................................. 1,000,000 979,026
4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................................. 500,000 431,831
Wells Fargo & Co.
3 .00% , 10/23/26 .................................................... 1,000,000 929,211
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 1,000,000 864,338
109,775,743
Health Care (2.5%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 1,000,000 903,752
4 .25% , 11/21/49 , Callable 5/21/49 @ 100 .................................. 500,000 430,835
Amgen, Inc.
5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,000,000 1,001,008
5 .60% , 3/2/43 , Callable 9/2/42 @ 100 .................................... 1,000,000 1,002,350
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 1,250,000 834,349
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 1,250,000 1,035,712
Anthem, Inc. , 2 .88% , 9/15/29 , Callable 6/15/29 @ 100 ............................ 323,000 284,895
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 .................... 1,750,000 1,417,623
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,250,000 1,163,447
Bristol Myers Squibb Co. , 3 .90% , 2/20/28 , Callable 11/20/27 @ 100 .................. 500,000 485,450
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,500,000 1,196,085
Cigna Corp. , 2 .38% , 3/15/31 , Callable 12/15/30 @ 100 ............................ 2,000,000 1,678,597
CVS Health Corp.
2 .13% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 2,000,000 1,605,267
5 .63% , 2/21/53 , Callable 8/21/52 @ 100 .................................. 500,000 496,760
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 4,000,000 3,470,822
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000,000 1,700,560
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 335,000 315,486
Elevance Health, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ..................... 2,000,000 1,682,435
Fresenius Medical Care U.S. Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) .. 2,500,000 1,895,109
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 (a) ................................ 750,000 616,582
5 .90% , 6/1/53 , Callable 12/1/52 @ 100 ................................... 1,000,000 991,444
Illumina, Inc. , 2 .55% , 3/23/31 , Callable 12/23/30 @ 100 ........................... 2,000,000 1,656,017
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500,000 462,995
2 .89% , 10/1/35 .................................................... 1,000,000 787,372
PerkinElmer, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,500,000 1,232,307
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 500,000 401,768
Roche Holdings, Inc. , 1 .93% , 12/13/28 , Callable 10/13/28 @ 100 (a) .................. 1,500,000 1,301,336
Royalty Pharma PLC
2 .20% , 9/2/30 , Callable 6/2/30 @ 100 .................................... 2,000,000 1,608,858
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 1,500,000 1,176,045
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000,000 708,268

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
38
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (a) ............ $ 3,262,000 $ 2,580,505
36,124,039
Industrials (3.3%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 2,250,000 1,806,643
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 1,000,000 804,210
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 275,841 247,605
3 .85% , 2/15/28 .................................................... 357,289 303,519
3 .60% , 10/15/29 .................................................... 364,694 309,662
Arconic, Inc. , 5 .90% , 2/1/27 ............................................... 250,000 252,290
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 11/1/24 @ 102.13 (a) .............................. 1,448,000 1,316,060
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 667,000 524,326
5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) ................................ 750,000 725,689
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 335,868 293,623
3 .80% , 9/20/31 (a) .................................................. 510,309 469,121
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 500,000 496,634
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 2,000,000 1,705,317
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 2,250,000 1,725,930
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 2,091,000 1,734,936
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 1,050,000 909,178
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,250,000 1,213,235
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 2,250,000 1,797,564
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 (d) ........................... 1,000,000 929,773
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 1,250,000 1,112,789
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 2,000,000 1,559,982
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 87,128 76,865
Hillenbrand, Inc.
5 .00% , 9/15/26 , Callable 7/15/26 @ 100 .................................. 1,000,000 979,569
3 .75% , 3/1/31 , Callable 3/1/26 @ 101.88 .................................. 350,000 296,711
Howmet Aerospace, Inc. , 3 .00% , 1/15/29 , Callable 11/15/28 @ 100 ................... 1,500,000 1,313,978
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 1,500,000 1,236,152
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,500,000 1,261,829
Ingersoll-Rand Global Holding Co. Ltd. , 3 .75% , 8/21/28 , Callable 5/21/28 @ 100 ......... 500,000 473,584
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 205,324 176,923
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 1,058,000 1,007,073
Leidos, Inc.
2 .30% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,182,473
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,250,000 2,238,971
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000,000 772,962
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 2,000,000 2,022,220
Quanta Services, Inc.
2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ................................... 1,500,000 1,275,745
2 .35% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 250,000 196,781
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 570,000 568,940
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 2,000,000 1,827,467
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 ............................... 990,160 867,089
The Boeing Co.
3 .25% , 2/1/28 , Callable 12/1/27 @ 100 ................................... 1,500,000 1,378,110
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,750,000 2,478,963
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 1,000,000 997,120
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,000,000 1,989,180
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 2,100,000 1,888,346
Union Pacific Corp. , 3 .25% , 2/5/50 , Callable 8/5/49 @ 100 ......................... 1,000,000 746,870
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 234,955 225,320
3 .70% , 3/1/30 ..................................................... 392,166 338,651
48,055,978
Information Technology (2.2%):
Amphenol Corp.
4 .35% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 500,000 484,099

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
39
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
2 .20% , 9/15/31 , Callable 6/15/31 @ 100 .................................. $ 1,125,000 $ 918,658
Broadcom, Inc.
2 .45% , 2/15/31 , Callable 11/15/30 @ 100 (a) ................................ 2,500,000 2,030,725
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 2,000,000 1,674,360
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 500,000 409,813
4 .93% , 5/15/37 , Callable 2/15/37 @ 100 (a) ................................ 500,000 451,456
Dell International LLC/EMC Corp.
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 (d) ................................. 260,000 262,616
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (a) ............................... 2,500,000 1,763,196
HP, Inc.
4 .00% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 1,500,000 1,399,769
2 .65% , 6/17/31 , Callable 3/17/31 @ 100 (a) ................................ 1,500,000 1,208,855
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474,000 1,250,763
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050,000 916,742
Micron Technology, Inc. , 5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ..................... 1,250,000 1,245,730
Microsoft Corp.
3 .45% , 8/8/36 , Callable 2/8/36 @ 100 .................................... 2,000,000 1,823,460
2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ................................... 750,000 518,843
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 1,000,000 819,991
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 1,000,000 993,288
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000,000 872,962
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,000,000 1,672,260
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000,000 714,050
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 3,909,000 3,153,753
Skyworks Solutions, Inc. , 3 .00% , 6/1/31 , Callable 3/1/31 @ 100 ..................... 1,200,000 970,832
Teledyne Technologies, Inc. , 2 .75% , 4/1/31 , Callable 1/1/31 @ 100 ................... 2,000,000 1,671,671
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 3,400,000 2,847,380
Western Digital Corp. , 3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ....................... 1,000,000 740,246
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 1,500,000 1,391,693
32,207,211
Materials (1.8%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 1,500,000 1,461,762
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 1,364,000 1,348,485
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 2,102,000 1,808,305
Avery Dennison Corp.
2 .65% , 4/30/30 , Callable 2/1/30 @ 100 ................................... 800,000 672,817
2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................................. 1,500,000 1,170,174
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 1,500,000 1,234,353
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500,000 1,395,562
Celanese U.S. Holdings LLC , 6 .33% , 7/15/29 , Callable 5/15/29 @ 100 ................ 641,000 637,901
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 1,000,000 891,652
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 1,000,000 859,883
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 2,500,000 2,041,821
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 1,250,000 828,714
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 8/7/23 @ 102.19 ................... 1,500,000 1,415,446
LYB International Finance III LLC
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 850,000 850,205
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 500,000 369,296
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 381,808
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 1,000,000 816,758
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,250,000 1,022,824
Packaging Corp. of America
3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................................. 500,000 465,862
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 1,875,000 1,241,753
Reliance Steel & Aluminum Co. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .............. 1,000,000 815,846
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 (d) ................. 1,500,000 1,611,920
Vulcan Materials Co.
3 .90% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 500,000 480,637
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 1,000,000 903,766

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
40
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ $ 1,500,000 $ 1,222,661
25,950,211
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc. , 2 .00% , 5/18/32 , Callable 2/18/32 @ 100 ........... 2,750,000 2,080,474
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 750,000 691,357
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,000,000 838,754
Boston Properties LP
2 .55% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 1,250,000 942,136
2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ................................... 1,750,000 1,264,599
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 1,500,000 1,203,239
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 2,000,000 1,980,932
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,500,000 1,223,672
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 1,750,000 1,225,892
Essex Portfolio LP
1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .................................... 1,000,000 844,591
2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,000,000 805,161
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,000,000 864,640
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933,000 754,183
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 500,000 428,011
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 1,017,000 862,981
Hudson Pacific Properties LP
3 .95% , 11/1/27 , Callable 8/1/27 @ 100 ................................... 500,000 365,157
4 .65% , 4/1/29 , Callable 1/1/29 @ 100 .................................... 500,000 354,516
3 .25% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 1,500,000 948,376
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 2,500,000 1,704,299
Physicians Realty LP , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ....................... 1,000,000 778,008
SBA Tower Trust
2 .84% , 1/15/25 , Callable 1/15/24 @ 100 (a) ................................ 500,000 474,757
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158,000 1,176,698
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 2,000,000 1,762,300
Vornado Realty LP , 3 .50% , 1/15/25 , Callable 11/15/24 @ 100 ....................... 500,000 470,871
24,045,604
Utilities (2.4%):
AEP Texas, Inc. , 3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .......................... 1,500,000 1,081,215
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 2,000,000 1,385,268
Ameren Corp.
1 .75% , 3/15/28 , Callable 1/15/28 @ 100 .................................. 1,400,000 1,201,589
3 .50% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,000,000 893,993
Appalachian Power Co. , 2 .70% , 4/1/31 , Callable 1/1/31 @ 100 ...................... 1,500,000 1,250,825
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 1,500,000 1,253,289
Dominion Energy, Inc. , 2 .25% , 8/15/31 , Callable 5/15/31 @ 100 ..................... 1,500,000 1,210,523
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 1,000,000 853,152
3 .00% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 1,000,000 861,705
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 500,000 390,389
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 750,000 638,085
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 1,200,000 938,755
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 2,000,000 1,706,964
Entergy Louisiana LLC , 4 .00% , 3/15/33 , Callable 12/15/32 @ 100 .................... 1,000,000 909,299
Florida Power & Light Co. , 2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................... 1,000,000 690,907
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 1,525,000 1,380,595
ITC Holdings Corp. , 4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ..................... 1,000,000 986,215
NextEra Energy Capital Holdings, Inc.
5 .48% ( SOFR + 40 bps ) , 11/3/23 , Callable 8/7/23 @ 100 (c) ...................... 1,500,000 1,499,809
2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 2,000,000 1,623,211
NRG Energy, Inc.
4 .45% , 6/15/29 , Callable 3/15/29 @ 100 (a) ................................ 1,000,000 884,908

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VictoryShares Core Intermediate Bond ETF
41
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
7 .00% , 3/15/33 , Callable 12/15/32 @ 100 (a) ............................... $ 1,000,000 $ 1,009,689
Oglethorpe Power Corp. , 4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ..................... 938,000 774,488
Oncor Electric Delivery Co. LLC , 2 .70% , 11/15/51 , Callable 5/15/51 @ 100 (a) ........... 1,500,000 976,471
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,750,000 1,745,966
Public Service Co. of Colorado , 1 .88% , 6/15/31 , Callable 12/15/30 @ 100 .............. 2,000,000 1,595,423
Public Service Electric & Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ........ 2,000,000 1,607,339
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 900,641 803,181
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 1,000,000 845,846
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 1,000,000 786,245
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 750,000 503,683
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,000,000 808,910
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 500,000 444,963
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 1,250,000 827,251
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 397,820
34,767,971
Total Corporate Bonds (Cost $466,764,701) 407,576,917
Yankee Dollars (7.3%)
Communication Services (0.2%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 (a) ............. 4,000,000 3,497,178
Consumer Discretionary (0.2%):
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 1,500,000 1,214,770
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 1/15/24 @ 102.63 (a) ....... 1,000,000 945,883
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 1,269,000 992,993
3,153,646
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc.
2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............................... 667,000 572,713
3 .44% , 5/13/41 , Callable 11/13/40 @ 100 (a) ................................ 750,000 540,997
Bacardi Ltd.
4 .45% , 5/15/25 , Callable 3/15/25 @ 100 (a) ................................ 1,500,000 1,460,247
2 .75% , 7/15/26 , Callable 4/15/26 @ 100 (a) ................................ 500,000 459,393
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,750,000 1,399,046
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 1,000,000 883,510
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 3 .00% , 2/2/29 , Callable
12/2/28 @ 100 (a) ................................................... 750,000 637,552
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000,000 2,315,357
8,268,815
Energy (0.2%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 750,000 665,994
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 1,500,000 1,253,075
Petroleos Mexicanos , 6 .70% , 2/16/32 , Callable 11/16/31 @ 100 ...................... 500,000 380,906
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,000,000 1,061,857
3,361,832
Financials (4.6%):
ABN AMRO Bank NV , 4 .80% , 4/18/26 (a) ..................................... 500,000 478,105
ANZ Bank New Zealand Ltd. , 5 .55% , 8/11/32 , Callable 8/11/27 @ 100 (a) .............. 833,000 818,367
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 1,000,000 729,663
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 1,500,000 1,174,363
Bank of New Zealand
1 .00% , 3/3/26 (a) ................................................... 1,600,000 1,416,999
2 .87% , 1/27/32 (a) .................................................. 750,000 624,454
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (c) ................ 2,000,000 1,760,780
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 500,000 393,202
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (c) .................. 1,000,000 1,081,929
BNP Paribas SA , 4 .71% ( TSFR3M + 224 bps ) , 1/10/25 , Callable 1/10/24 @ 100 (a) (c) ....... 1,000,000 991,036
BP Capital Markets PLC

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VictoryShares Core Intermediate Bond ETF
42
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (e) ...................... $ 750,000 $ 682,229
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (e) ...................... 2,000,000 1,921,973
BPCE SA
4 .00% , 9/12/23 (a) .................................................. 500,000 497,706
3 .25% , 1/11/28 (a) ................................................... 1,000,000 904,813
5 .75% ( SOFR + 287 bps ) , 7/19/33 , Callable 7/19/32 @ 100 (a) (c) .................. 1,000,000 975,787
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 1,000,000 817,947
Commonwealth Bank of Australia
2 .69% , 3/11/31 (a) ................................................... 1,000,000 781,430
3 .78% , 3/14/32 (a) .................................................. 2,000,000 1,671,494
Cooperatieve Rabobank UA
1 .11% ( H15T1Y + 55 bps ) , 2/24/27 , Callable 2/24/26 @ 100 (a) (c) ................. 2,000,000 1,764,913
4 .00% ( USSW5 + 189 bps ) , 4/10/29 , Callable 4/10/24 @ 100 , MTN (c) .............. 600,000 583,674
Credit Agricole SA , 3 .25% , 10/4/24 (a) ........................................ 1,250,000 1,204,281
Credit Suisse Group AG
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (c) .................... 1,000,000 915,910
1 .31% ( SOFR + 98 bps ) , 2/2/27 , Callable 2/2/26 @ 100 (a) (c) ..................... 1,000,000 874,638
9 .02% ( SOFR + 502 bps ) , 11/15/33 , Callable 11/15/32 @ 100 (a) (c) ................ 500,000 598,158
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) .......... 3,750,000 2,746,602
Enel Finance International NV
1 .88% , 7/12/28 , Callable 5/12/28 @ 100 (a) ................................ 2,000,000 1,680,168
7 .50% , 10/14/32 , Callable 7/14/32 @ 100 (a) ............................... 500,000 553,414
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 2,000,000 1,923,823
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) .................... 1,000,000 836,720
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) .................... 1,000,000 1,109,006
ING Groep NV , 2 .73% ( SOFR + 112 bps ) , 4/1/32 , Callable 4/1/31 @ 100 (c) .............. 2,000,000 1,650,482
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (a) ....................... 1,000,000 768,741
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000,000 885,253
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) ................. 250,000 226,657
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 606,000 656,394
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 1,250,000 946,048
Macquarie Group Ltd. , 4 .10% ( SOFR + 213 bps ) , 6/21/28 , Callable 6/21/27 @ 100 (a) (c) ..... 1,000,000 934,830
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (c) ........................................................... 1,500,000 1,469,986
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 1,000,000 786,040
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) ................... 1,500,000 1,169,944
National Australia Bank Ltd. , 3 .93% ( H15T5Y + 188 bps ) , 8/2/34 , Callable 8/2/29 @ 100 (a) (c) 1,500,000 1,285,218
Nationwide Building Society
4 .36% ( US0003M + 139 bps ) , 8/1/24 , Callable 8/1/23 @ 100 (a) (c) ................. 750,000 748,342
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (c) ................. 250,000 231,802
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (c) ............... 500,000 446,048
Nomura Holdings, Inc. , 5 .61% , 7/6/29 ........................................ 1,500,000 1,478,592
nVent Finance Sarl , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 1,500,000 1,478,056
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 1,000,000 954,485
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) ........................................................... 1,000,000 862,255
Royal Bank of Scotland Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @
100 (c) ........................................................... 1,000,000 917,662
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (c) ........................................................... 2,000,000 1,620,132
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 1,500,000 1,120,317
Societe Generale SA
1 .49% ( H15T1Y + 1 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (c) ................ 500,000 438,461
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (c) ................ 1,000,000 797,601
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) ................ 1,000,000 926,163
Standard Chartered PLC
7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (a) (c) .............. 1,000,000 1,059,920
4 .87% ( USISDA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) .............. 500,000 452,522
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 1,500,000 1,196,362
Swedbank AB , 0 .85% , 3/18/24 (a) ........................................... 1,500,000 1,446,844
The Bank of Nova Scotia

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
43
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
4 .50% , 12/16/25 .................................................... $ 500,000 $ 482,331
1 .30% , 9/15/26 .................................................... 1,000,000 880,224
2 .45% , 2/2/32 ..................................................... 1,000,000 815,016
The Toronto-Dominion Bank , 2 .00% , 9/10/31 ................................... 1,500,000 1,189,057
UBS Group AG
3 .75% , 3/26/25 .................................................... 500,000 478,706
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 750,000 692,183
Westpac Banking Corp.
4 .32% ( USISDA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) ............... 1,000,000 926,805
2 .67% ( H15T5Y + 2 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (c) .................. 1,000,000 766,250
3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (c) ................ 1,000,000 765,330
66,464,643
Health Care (0.3%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 758,000 676,377
Royalty Pharma PLC , 3 .55% , 9/2/50 , Callable 3/2/50 @ 100 ........................ 750,000 506,428
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 2,650,000 2,145,811
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 2,000,000 1,669,814
4,998,430
Industrials (0.5%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,642,352 1,547,115
Aircastle Ltd. , 4 .40% , 9/25/23 , Callable 8/25/23 @ 100 ............................ 500,000 497,416
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 750,000 678,836
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 1,800,000 1,563,380
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 750,000 707,476
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 275,000 260,090
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,750,000 1,770,752
7,025,065
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 (a) .. 1,500,000 1,212,780
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 686,000 699,029
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 1,071,000 1,083,454
2,995,263
Materials (0.3%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 1,500,000 1,540,835
Braskem Netherlands Finance BV
4 .50% , 1/31/30 (a) .................................................. 1,000,000 858,363
7 .25% , 2/13/33 , Callable 11/13/32 @ 100 (a) ................................ 300,000 294,578
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 2,000,000 1,693,195
4,386,971
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,233,000 2,549,382
Total Yankee Dollars (Cost $120,020,374) 106,701,225
Municipal Bonds (2.1%)
Arizona (0.0%):(f)
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000,000 832,806
California (0.2%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000,000 860,633
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620,000 552,508
Series A , 1 .90% , 4/1/28 .............................................. 500,000 438,275
San Jose Redevelopment Agency Successor Agency Tax Allocation , Series A-T , 3 .13% , 8/1/28 ,
Continuously Callable @100 ........................................... 500,000 458,152
2,309,568

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
44
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Colorado (0.1%):
City & County of Denver Co. Airport System Revenue , Series C , 2 .14% , 11/15/29 ........ $ 1,500,000 $ 1,287,041
Connecticut (0.1%):
State of Connecticut, GO
Series A , 3 .43% , 4/15/28 ............................................. 500,000 470,069
Series A , 2 .55% , 7/1/28 .............................................. 800,000 719,700
1,189,769
Florida (0.2%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 1,020,000 854,895
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 1,500,000 1,276,995
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 750,000 697,048
2,828,938
Georgia (0.1%):
City of Atlanta GA Water & Wastewater Revenue , 2 .26% , 11/1/35 , Continuously Callable
@100 ........................................................... 1,500,000 1,199,462
Hawaii (0.0%):(f)
State of Hawaii Airports System Revenue , Series E , 1 .81% , 7/1/27 .................... 915,000 806,265
Illinois (0.0%):(f)
Illinois Finance Authority Revenue , 3 .55% , 8/15/29 .............................. 500,000 455,874
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
1 .55% , 2/1/27 ..................................................... 700,000 617,059
Series A , 4 .48% , 8/1/39 .............................................. 835,000 788,998
Louisiana Public Facilities Authority Revenue , 2 .28% , 6/1/30 ....................... 500,000 416,304
1,822,361
Michigan (0.1%):
Michigan Finance Authority Revenue
2 .47% , 12/1/25 .................................................... 1,000,000 936,794
3 .08% , 12/1/34 .................................................... 1,000,000 853,868
1,790,662
New Jersey (0.2%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000,000 932,587
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000,000 801,642
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900,000 800,911
2,535,140
Oklahoma (0.1%):
The University of Oklahoma Revenue , Series C , 2 .05% , 7/1/29 ...................... 1,000,000 847,039
Pennsylvania (0.2%):
Commonwealth Financing Authority Revenue , Series A , 3 .63% , 6/1/29 ................ 500,000 463,753
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895,000 738,150
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290,000 1,152,115
2,354,018
Texas (0.5%):
City of Houston Airport System Revenue , Series C , 2 .09% , 7/1/28 .................... 750,000 658,242
City of San Antoni, GO , 1 .76% , 2/1/31 , Continuously Callable @100 .................. 630,000 512,610
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @100 ............... 1,070,000 842,065
Harris County Cultural Education Facilities Finance Corp. Revenue
3 .34% , 11/15/37 .................................................... 2,000,000 1,652,329
Series D , 2 .28% , 7/1/34 .............................................. 370,000 277,789
North Texas Tollway Authority Revenue , 1 .02% , 1/1/25 ........................... 1,000,000 938,255
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... 1,270,000 1,058,566
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525,000 469,150
1 .82% , 9/1/27 ..................................................... 700,000 610,444
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270,000 223,633
Series B , 2 .78% , 9/1/33 , Continuously Callable @100 ......................... 500,000 403,649
7,646,732

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
45
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. $ 225,000 $ 190,989
Series J , 2 .27% , 11/1/31 , Continuously Callable @100 ........................ 225,000 180,300
Series J , 2 .42% , 11/1/32 , Continuously Callable @100 ........................ 275,000 218,311
Series J , 2 .47% , 11/1/33 , Continuously Callable @100 ........................ 270,000 210,909
Series J , 2 .52% , 11/1/34 , Continuously Callable @100 ........................ 250,000 192,389
Series J , 2 .57% , 11/1/35 , Continuously Callable @100 ........................ 300,000 227,921
1,220,819
Washington (0.1%):
Washington State University Revenue , Series A , 2 .24% , 10/1/28 ..................... 1,000,000 883,949
Total Municipal Bonds (Cost $34,806,397) 30,010,443
U.S. Government Agency Mortgages (8.4%)
Federal Home Loan Mortgage Corp.
Series KIR3 , Class A2 , 3 .28% , 8/25/27 ................................... 1,500,000 1,420,798
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 500,000 480,657
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250,000 1,184,224
Series K095 , Class A2 , 2 .79% , 6/25/29 ................................... 1,000,000 908,852
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 2,000,000 1,783,970
Series K096 , Class A2 , 2 .52% , 7/25/29 ................................... 1,000,000 893,714
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 909,000 805,737
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 545,000 489,109
Series K159 , Class A2 , 3 .95% , 11/25/30 (b) ................................ 500,000 480,017
3 .00% , 3/1/31 - 5/1/52 ............................................... 4,378,747 3,880,387
3 .50% , 5/1/33 - 7/1/52 ............................................... 3,640,515 3,341,088
Series K-1510 , Class A3 , 3 .79% , 1/25/34 .................................. 1,000,000 939,291
Series K-1512 , Class A3 , 3 .06% , 4/25/34 .................................. 1,000,000 873,738
5 .00% , 3/1/38 - 6/1/53 ............................................... 14,189,964 13,930,213
4 .00% , 7/1/42 - 9/1/52 ............................................... 4,436,343 4,208,607
4 .50% , 11/1/42 - 10/1/52 .............................................. 4,582,547 4,425,439
5 .50% , 4/1/53 ..................................................... 1,496,664 1,490,714
41,536,555
Federal National Mortgage Association
Series 2018-M4 , Class A2 , 3 .17% , 3/25/28 (b) ............................... 382,201 358,863
Series 2019-M1 , Class A2 , 3 .67% , 9/25/28 (b) ............................... 660,423 632,355
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (b) .............................. 983,308 899,887
2 .50% , 11/1/34 - 10/1/50 .............................................. 2,239,097 1,916,131
4 .50% , 1/1/38 - 9/1/52 ............................................... 26,752,137 25,742,514
4 .00% , 4/1/38 - 6/1/52 ............................................... 19,925,291 18,810,227
3 .50% , 12/1/42 - 6/1/52 .............................................. 8,999,166 8,290,027
3 .00% , 2/1/50 - 2/1/52 ............................................... 3,984,534 3,525,055
2 .00% , 11/1/51 - 12/1/51 .............................................. 3,156,827 2,587,812
5 .00% , 6/1/52 - 4/1/53 ............................................... 4,220,700 4,134,476
5 .50% , 10/1/52 .................................................... 3,672,184 3,654,513
70,551,860
Government National Mortgage Association
3 .00% , 10/20/51 .................................................... 2,496,111 2,237,588
3 .50% , 6/20/52 .................................................... 2,637,071 2,439,046
4 .50% , 9/20/52 - 5/20/53 ............................................. 4,940,570 4,770,885
5 .00% , 11/20/52 .................................................... 1,190,516 1,169,524
10,617,043
Total U.S. Government Agency Mortgages (Cost $129,133,765) 122,705,458
U.S. Treasury Obligations (37.6%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 7,000,000 7,372,969
1 .13% , 5/15/40 .................................................... 1,000,000 648,438
1 .38% , 11/15/40 .................................................... 5,000,000 3,346,875
1 .75% , 8/15/41 .................................................... 21,000,000 14,762,344

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
46
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
2 .00% , 11/15/41 .................................................... $ 9,000,000 $ 6,589,688
2 .38% , 2/15/42 .................................................... 3,000,000 2,336,250
3 .38% , 8/15/42 .................................................... 15,000,000 13,617,188
3 .13% , 2/15/43 .................................................... 5,000,000 4,358,594
2 .88% , 5/15/43 .................................................... 2,000,000 1,672,187
3 .38% , 5/15/44 .................................................... 7,000,000 6,310,938
2 .50% , 2/15/46 .................................................... 10,000,000 7,695,313
2 .75% , 8/15/47 .................................................... 500,000 402,188
2 .75% , 11/15/47 .................................................... 500,000 402,266
3 .00% , 2/15/48 .................................................... 3,500,000 2,950,938
3 .38% , 11/15/48 .................................................... 7,012,000 6,340,382
1 .38% , 8/15/50 .................................................... 7,000,000 4,069,844
1 .63% , 11/15/50 .................................................... 3,000,000 1,864,219
1 .88% , 2/15/51 .................................................... 23,000,000 15,237,500
2 .00% , 8/15/51 .................................................... 2,000,000 1,363,750
4 .00% , 11/15/52 .................................................... 2,000,000 2,055,625
3 .63% , 2/15/53 .................................................... 10,000,000 9,604,687
U.S. Treasury Inflation Indexed Bonds , 0 .88% , 1/15/29 ............................ 500,000 568,637
U.S. Treasury Notes
0 .13% , 8/31/23 .................................................... 5,000,000 4,957,812
0 .25% , 11/15/23 .................................................... 7,000,000 6,870,117
3 .00% , 7/31/24 .................................................... 7,000,000 6,823,359
0 .38% , 8/15/24 .................................................... 10,000,000 9,460,937
0 .38% , 9/15/24 .................................................... 5,000,000 4,712,305
1 .50% , 10/31/24 .................................................... 3,000,000 2,854,570
0 .75% , 11/15/24 .................................................... 10,000,000 9,405,078
1 .00% , 12/15/24 .................................................... 14,000,000 13,175,859
4 .25% , 12/31/24 .................................................... 5,000,000 4,930,469
2 .25% , 12/31/24 .................................................... 5,000,000 4,787,500
1 .13% , 1/15/25 .................................................... 4,000,000 3,761,719
2 .75% , 2/28/25 .................................................... 850,000 818,822
2 .63% , 4/15/25 .................................................... 8,000,000 7,672,812
2 .88% , 6/15/25 .................................................... 5,000,000 4,809,766
3 .00% , 7/15/25 .................................................... 5,000,000 4,818,750
3 .00% , 9/30/25 .................................................... 300,000 288,680
0 .38% , 11/30/25 .................................................... 3,000,000 2,707,969
0 .38% , 1/31/26 .................................................... 4,000,000 3,590,938
0 .75% , 5/31/26 .................................................... 5,000,000 4,491,406
1 .50% , 8/15/26 .................................................... 2,000,000 1,828,125
1 .38% , 8/31/26 .................................................... 8,000,000 7,280,000
1 .13% , 10/31/26 .................................................... 10,000,000 8,992,969
1 .63% , 10/31/26 .................................................... 5,000,000 4,571,875
2 .00% , 11/15/26 .................................................... 2,700,000 2,497,711
1 .25% , 12/31/26 .................................................... 10,000,000 9,000,781
2 .38% , 5/15/27 .................................................... 7,000,000 6,517,656
0 .50% , 6/30/27 .................................................... 2,500,000 2,155,078
2 .25% , 8/15/27 .................................................... 1,000,000 924,375
2 .25% , 11/15/27 .................................................... 1,700,000 1,565,727
0 .63% , 11/30/27 .................................................... 13,000,000 11,133,281
0 .75% , 1/31/28 .................................................... 10,000,000 8,578,125
2 .75% , 2/15/28 .................................................... 9,000,000 8,459,297
1 .25% , 3/31/28 .................................................... 8,000,000 7,000,000
1 .25% , 4/30/28 .................................................... 10,000,000 8,735,937
2 .88% , 5/15/28 .................................................... 4,000,000 3,774,688
1 .25% , 6/30/28 .................................................... 15,000,000 13,059,375
1 .00% , 7/31/28 .................................................... 22,000,000 18,870,156
2 .88% , 8/15/28 .................................................... 630,000 593,529
1 .13% , 8/31/28 .................................................... 5,000,000 4,308,594
1 .25% , 9/30/28 .................................................... 10,000,000 8,657,031
3 .13% , 11/15/28 .................................................... 1,000,000 952,734
2 .63% , 2/15/29 .................................................... 1,000,000 926,406
2 .38% , 3/31/29 .................................................... 18,000,000 16,437,656
2 .88% , 4/30/29 .................................................... 5,000,000 4,689,453
2 .75% , 5/31/29 .................................................... 5,000,000 4,655,469

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
47
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
1 .63% , 8/15/29 .................................................... $ 10,000,000 $ 8,722,656
3 .50% , 1/31/30 .................................................... 22,000,000 21,353,750
0 .63% , 5/15/30 .................................................... 2,500,000 2,003,125
0 .63% , 8/15/30 .................................................... 5,000,000 3,983,594
0 .88% , 11/15/30 .................................................... 17,000,000 13,759,375
1 .13% , 2/15/31 .................................................... 12,000,000 9,870,000
1 .63% , 5/15/31 .................................................... 20,000,000 17,000,000
1 .25% , 8/15/31 .................................................... 5,000,000 4,103,906
1 .38% , 11/15/31 .................................................... 4,000,000 3,298,125
1 .88% , 2/15/32 .................................................... 6,000,000 5,140,312
2 .88% , 5/15/32 .................................................... 6,000,000 5,564,062
2 .75% , 8/15/32 .................................................... 7,000,000 6,418,125
4 .13% , 11/15/32 .................................................... 56,500,000 57,744,766
3 .38% , 5/15/33 .................................................... 8,000,000 7,716,250
Total U.S. Treasury Obligations (Cost $595,797,039) 547,353,762
Commercial Papers (2.2%)
Financials (1.9%):
Brookfield Corp. Treasury Ltd. , 5 .27% , 7/5/23 (a) (g) .............................. 3,650,000 3,647,331
Brookfield Corp. Treasury Ltd. , 5 .27% , 7/6/23 (a) (g) .............................. 3,000,000 2,997,367
Brookfield Corp. Treasury Ltd. , 5 .28% , 7/7/23 (a) (g) .............................. 3,000,000 2,996,926
Brookfield Corp. Treasury Ltd. , 5 .29% , 7/10/23 (a) (g) ............................. 3,700,000 3,694,574
Hannover Funding Co. LLC , 5 .25% , 7/11/23 (a) (g) ............................... 6,100,000 6,090,222
Hannover Funding Co. LLC , 5 .21% , 7/3/23 (a) (g) ................................ 8,200,000 8,196,441
27,622,861
Materials (0.0%):(f)
Vulcan Materials Co. , 5 .36% , 7/5/23 (a) (g) ..................................... 500,000 499,628
Utilities (0.3%):
DTE Energy Co. , 5 .22% , 7/7/23 (a) (g) ........................................ 2,000,000 1,997,974
Evergy Kansas Central , 5 .21% , 7/3/23 (a) (g) .................................... 2,500,000 2,498,915
4,496,889
Total Commercial Papers (Cost $32,623,075) 32,619,378
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (h) ........ 1,222,139 1,222,139
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (h) ............ 1,222,139 1,222,139
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (h) ............... 1,222,139 1,222,139
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (h) . 1,222,139 1,222,139
Total Collateral for Securities Loaned (Cost $4,888,556) 4,888,556
Total Investments (Cost $1,601,962,035) — 100.0% 1,457,776,541
Liabilities in excess of other assets — 0.0%(f) (96,250)
NET ASSETS - 100.00% $ 1,457,680,291
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$358,486,252 and amounted to 24.6% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2023.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Amount represents less than 0.05% of net assets.
(g) Rate represents the effective yield at June 30, 2023.
(h) Rate disclosed is the daily yield on June 30, 2023.
ABS
—
Asset-Backed Securities

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
48
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
bps—Basis points
CLO
—
Collateralized Loan Obligations
GO—General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2023.
IDA—Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC—Limited Liability Company
LP—Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN—Medium Term Note
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of June 30, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
USISDA05
—
5 Year ICE Swap Rate, rate disclosed as of June 30, 2023.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2023.

Statements of Assets and Liabilities
June 30, 2023
49
See notes to financial statements.
Victory Portfolios II
ind
VictoryShares
Short-Term Bond
ETF
VictoryShares
Core Intermediate
Bond ETF
Assets:
Investments,
at value (Cost $538,858,609 and $1,601,962,035) $ 525,496,647 (a) $ 1,457,776,541 (b)
Cash 5,018,743 470,468
Deposit with broker for futures contracts — 41,578
Receivables:
Interest and dividends 4,097,485 9,676,497
Capital shares issued — 6,877,984
Prepaid expenses 2,602 7,984
Total Assets 534,615,477 1,474,851,052
Liabilities:
Payables:
Collateral received on loaned securities 4,571,004 4,888,556
Investments purchased 7,109,825 11,778,816
Accrued expenses and other payables:
Investment advisory fees 108,735 356,913
Administration fees 23,124 59,791
Custodian fees 6,323 16,912
Compliance fees 393 1,114
Trustees' fees 191 337
Other accrued expenses 42,397 68,322
Total Liabilities 11,861,992 17,170,761
Commitments and contingencies (Note 5 )
Net Assets:
Capital 540,372,179 1,625,679,480
Total accumulated earnings/(loss) (17,618,694) (167,999,189)
Net Assets $ 522,753,485 $ 1,457,680,291
Shares outstanding (unlimited shares authorized, no par value): 10,700,000 31,700,000
Net asset value: $ 48 .86 $ 45 .98
(a) Includes $4,434,353 of securities on loan.
(b) Includes $4,736,162 of securities on loan.

Statements of Operations
For the Year Ended June 30, 2023
50
See notes to financial statements.
Victory Portfolios II
VictoryShares
Short-Term Bond
ETF
VictoryShares Core
Intermediate Bond
ETF
Investment Income:
Interest $ 16,808,921 $ 43,460,038
Securities lending (net of fees) 33,179 56,988
Total Income 16,842,100 43,517,026
Expenses:
Investment advisory fees 1,057,182 4,065,033
Administration fees 232,928 746,227
Sub-Administration fees 21,304 26,303
Custodian fees 24,558 69,011
Trustees' fees 25,371 81,107
Compliance fees 3,704 12,088
Legal and audit fees 42,898 98,117
Line of credit fees 460 —
Other expenses 65,142 115,217
Recoupment of prior expenses waived/reimbursed by Adviser 21,191 —
Total Expenses 1,494,738 5,213,103
Expenses waived/reimbursed by Adviser (13,015) —
Net Expenses 1,481,723 5,213,103
Net Investment Income (Loss) 15,360,377 38,303,923
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (3,336,317) (24,741,872)
Net change in unrealized appreciation/depreciation on investment securities 2,494,191 (11,754,614)
Net realized/unrealized gains (losses) on investments (842,126) (36,496,486)
Change in net assets resulting from operations $ 14,518,251 $ 1,807,437

51
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Short-Term Bond
ETF
VictoryShares Core Intermediate
Bond ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 15,360,377 $ 5,735,527 $ 38,303,923 $ 19,984,674
Net realized gains (losses) (3,336,317) (1,615,096) (24,741,872) (290,125)
Net change in unrealized appreciation/depreciation 2,494,191 (18,669,472) (11,754,614) (155,730,262)
Change in net assets resulting from operations 14,518,251 (14,549,041) 1,807,437 (136,035,713)
Change in net assets resulting from distributions to shareholders (14,792,050) (6,848,232) (36,829,925) (23,367,285)
Change in net assets resulting from capital transactions 163,290,349 108,838,303 256,495,140 501,277,517
Change in net assets 163,016,550 87,441,030 221,472,652 341,874,519
Net Assets:
Beginning of period 359,736,935 272,295,905 1,236,207,639 894,333,120
End of period $ 522,753,485 $ 359,736,935 $ 1,457,680,291 $ 1,236,207,639
Capital Transactions:
Proceeds from shares issued $ 185,298,243 $ 123,658,260 $ 290,534,658 $ 501,277,517
Cost of shares redeemed (22,007,894) (14,819,957) (34,039,518) —
Change in net assets resulting from capital transactions $ 163,290,349 $ 108,838,303 $ 256,495,140 $ 501,277,517
Share Transactions:
Issued 3,800,000 2,400,000 6,250,000 9,550,000
Redeemed (450,000) (300,000) (750,000) —
Change in Shares 3,350,000 2,100,000 5,500,000 9,550,000

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
VictoryShares Short-Term Bond ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
October 24,
2017(b)
through
August 31,
2018
Net Asset Value, Beginning of Period $48.94 $51.87 $51.22 $50.65 $49.50 $50.00
Investment Activities:
Net investment income (loss)(c) 1.77 0.86 0.84 1.10 1.37 0.93
Net realized and unrealized gains (losses) (0.17) (2.78) 0.93 0.48 1.13 (0.59)
Total from Investment Activities 1.60 (1.92) 1.77 1.58 2.50 0.34
Distributions to Shareholders from:
Net investment income (1.68) (0.84) (0.90) (1.01) (1.35) (0.84)
Net realized gains — (0.17) (0.22) — — —
Total Distributions (1.68) (1.01) (1.12) (1.01) (1.35) (0.84)
Net Asset Value, End of Period $48.86 $48.94 $51.87 $51.22 $50.65 $49.50
Total Return(d)(e) 3.32% (3.73)% 3.48% 3.17% 5.11% 0.70%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.35% 0.32%(h) 0.34%(i) 0.35% 0.35% 0.35%
Net Investment Income (Loss)(f) 3.63% 1.70% 1.62% 2.62% 2.75% 2.21%
Gross Expenses(f)(g) 0.35% 0.36% 0.37% 0.44% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $522,753 $359,737 $272,296 $105,000 $83,573 $61,872
Portfolio Turnover(d)(j) 53% 67% 80% 72%(k) 30% 22%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(i) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(j) Excludes impact of in-kind transactions.
(k) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

53
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Core Intermediate Bond ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
October 24,
2017(b)
through
August 31,
2018
Net Asset Value, Beginning of Period $47.18 $53.71 $53.67 $52.48 $48.61 $49.93
Investment Activities:
Net investment income (loss)(c) 1.31 0.89 1.08 1.21 1.62 1.29
Net realized and unrealized gains (losses) (1.26) (6.37) 0.27 1.12 3.81 (1.46)
Total from Investment Activities 0.05 (5.48) 1.35 2.33 5.43 (0.17)
Distributions to Shareholders from:
Net investment income (1.25) (0.92) (1.11) (1.14) (1.56) (1.15)
Net realized gains — (0.13) (0.20) — — —
Total Distributions (1.25) (1.05) (1.31) (1.14) (1.56) (1.15)
Net Asset Value, End of Period $45.98 $47.18 $53.71 $53.67 $52.48 $48.61
Total Return(d)(e) 0.13% (10.35)% 2.55% 4.52% 11.37% (0.33)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.38% 0.39% 0.37%(h) 0.38%(i) 0.39% 0.40%
Net Investment Income (Loss)(f) 2.83% 1.74% 2.01% 2.80% 3.27% 3.10%
Gross Expenses(f)(g) 0.38% 0.39% 0.41% 0.42% 0.44% 0.45%
Supplemental Data:
Net Assets at end of period (000's) $1,457,680 $1,236,208 $894,333 $450,789 $314,856 $150,703
Portfolio Turnover(d)(j) 23% 24% 16% 13% 3%(k) 10%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher for the ten months ended June 30,
2020.
(j) Excludes impact of in-kind transactions.
(k) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Notes to Financial Statements
June 30, 2023
Victory Portfolios II
54
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares, (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment
(the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i)
a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized
Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit
Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of
Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Funds (Legal Name) Funds (Short Name)
VictoryShares Short-Term Bond ETF
(Formerly VictoryShares USAA Core Short-Term Bond ETF)
Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF
(Formerly VictoryShares USAA Core Intermediate-Term Bond ETF)
Core Intermediate Bond ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
Short-Term Bond ETF .................................................. $ 100 2.00%
Core Intermediate Bond ETF ............................................. 100 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
55
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2023, there were no transfers into/out of Level 3.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the
Level 1 Level 2 Level 3 Total
Short-Term Bond ETF
Asset-Backed Securities ...................... $ — $ 157,817,823 $ — $ 157,817,823
Collateralized Loan Obligations ................ — 4,146,852 — 4,146,852
Collateralized Mortgage Obligations ............. — 24,430,444 — 24,430,444
Senior Secured Loans ........................ — 2,658,353 — 2,658,353
Corporate Bonds ........................... — 225,687,290 — 225,687,290
Yankee Dollars ............................ — 58,965,418 — 58,965,418
Municipal Bonds ........................... — 20,791,654 — 20,791,654
U.S. Treasury Obligations ..................... — 18,739,688 — 18,739,688
Commercial Papers ......................... — 7,688,121 — 7,688,121
Collateral for Securities Loaned ................ 4,571,004 — — 4,571,004
Total .................................... $ 4,571,004 $ 520,925,643 $ — $ 525,496,647
Core Intermediate Bond ETF
Asset-Backed Securities ...................... — 151,889,586 — 151,889,586
Collateralized Loan Obligations ................ — 1,909,342 — 1,909,342
Collateralized Mortgage Obligations ............. — 52,121,874 — 52,121,874
Corporate Bonds ........................... — 407,576,917 — 407,576,917
Yankee Dollars ............................ — 106,701,225 — 106,701,225
Municipal Bonds ........................... — 30,010,443 — 30,010,443
U.S. Government Agency Mortgages ............. — 122,705,458 — 122,705,458
U.S. Treasury Obligations ..................... — 547,353,762 — 547,353,762
Commercial Papers ......................... — 32,619,378 — 32,619,378
Collateral for Securities Loaned ................ 4,888,556 — — 4,888,556
Total .................................... $ 4,888,556 $ 1,452,887,985 $ — $ 1,457,776,541

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
56
time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the
Funds owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying
Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Collateralized Loan Obligations (“CLOs”):
CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
57
on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Cross-Trade Transactions:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board.  In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price.  For the year ended June 30, 2023, the Funds below engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond ETF ............................................. $ 4,434,353 $ — $ 4,571,004
Core Intermediate Bond ETF ........................................ 4,736,162 — 4,888,556

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
58
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2023, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of June
30, 2023, certain fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Purchases Sales
Net Realized
Gains (Losses)
Core Intermediate Bond ETF .................................................. $ 2,737,123 $ – $ –
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond ETF ............................... $ 337,921,135 $ 187,910,823 $ 32,814,766 $ 17,774,922
Core Intermediate Bond ETF .......................... 216,540,839 166,586,112 327,891,221 141,672,260
Short-Term Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.3
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.0
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6
Core Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.1
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35.9
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Flat Rate
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
59
Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
For the year ended June 30, 2023, the following recoupment amounts were paid to the Adviser.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2023, the Adviser voluntarily waived the following amounts:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2023
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Amount
Short-Term Bond ETF ................................................................................. $ 21,191
Expires
2026 Total
Short-Term Bond ETF ......................................................................... $ 4,498 $ 4,498
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 8,517

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
60
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the year ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —The Funds are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return.
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Funds’ values could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
Asset-Backed and Mortgage-Backed Securities Risk —Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Funds may reinvest these early payments at lower interest rates, thereby reducing the Funds’ income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
LIBOR Discontinuation Risk — The discontinuation of London Interbank Offered Rate (“LIBOR”) may adversely affect the financial markets generally and the Funds’ operations, finances and investments specifically. LIBOR has been the principal floating rate benchmark in the financial markets, and a large portion of the Funds’ assets were tied to LIBOR. However, LIBOR was discontinued as a floating rate benchmark after June
30, 2023. Then-existing LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
Non-LIBOR floating rate obligations, including obligations based on the Secured Overnight Financing Rate (“SOFR”), may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid.
Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-
LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
It is not clear how replacement rates for LIBOR—including SOFR-based rates and non-SOFR-based rates—will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
61
stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of
Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended June 30, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2023, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
Amount
Outstanding
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ — $ 4,300,000 3.91% $ 4,300,000
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . — 11,659,000 5.98% 11,659,000
Declared Paid
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Year Ended June 30, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond ETF ....................................................................... $ 14,792,050 $ 14,792,050
Core Intermediate Bond ETF .................................................................. 36,829,925 36,829,925

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
62
As of June 30, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and callable bonds amortization.
As of June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Year Ended June 30, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term
Capital
Gains
Total
Distributions
Paid
Short-Term Bond ETF .......................................................... $ 6,045,684 $ 802,548 $ 6,848,232
Core Intermediate Bond ETF ..................................................... 20,527,607 2,839,678 23,367,285
Undistributed
Ordinary
Income
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Short-Term Bond ETF .................... $ 2,450,106 $ 2,450,106 $ (5,920,373) $ (14,148,427) $ (17,618,694)
Core Intermediate Bond ETF ............... 3,726,615 3,726,615 (27,540,310) (144,185,494) (167,999,189)
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond ETF .................................................. $ 1,927,716 $ 3,992,657 $ 5,920,373
Core Intermediate Bond ETF ............................................. 6,041,475 21,498,835 27,540,310
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Term Bond ETF ............................. $ 539,645,074 $ 1,139,060 $ (15,287,487) $ (14,148,427)
Core Intermediate Bond ETF ........................ 1,601,962,035 2,559,490 (146,744,984) (144,185,494)

63
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of VictoryShares
Short-Term Bond ETF (formerly VictoryShares USAA Core Short-Term Bond ETF) and VictoryShares Core Intermediate Bond ETF (formerly
VictoryShares USAA Core Intermediate-Term Bond ETF) (the “Funds”), each a series of Victory Portfolios II, as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for the years ended June 30, 2023, 2022, and 2021, for the ten months ended June 30, 2020, and for the year ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended June 30, 2023,
2022, and 2021, for the ten months ended June 30, 2020, and for the year ended August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the period ended August 31, 2018, were audited by other auditors whose report dated October 25, 2018, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2023

Supplemental Information
June 30, 2023
Victory Portfolios II
64
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 26 portfolios in the Trust, six portfolios in Victory Variable
Insurance Funds, and 37 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. David C. Brown is a Trustee of Victory Portfolios III and oversees 45 portfolios of the Victory Portfolios III. Each
Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  Each Trustee has an indefinite term.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2015 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee May 2015 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2015 Retired. None.
Dennis M. Bushe,
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee May 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee May 2015 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee May 2015 Private Investor. Chair (since 2013), Caledonia Mining
Corporation.
Advisory Trustee
Timothy Pettee,
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,**
(May 1972)
Trustee May 2015 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
June 30, 2023
Victory Portfolios II
65
(Unaudited)
Officers:
The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective May 1, 2023, Christopher Dyer resigned as the President of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023* Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President May 2015 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios III
and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer December 2017 Senior Vice President, Financial Administration, Citi Fund
Services Ohio, Inc. (since 2016). Mr. Shaer also serves as the
Funds’ Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer May 2015 Director, Fund and BD Finance, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2017-4/30/23); Chief
Financial Officer, Victory Capital Services, Inc. (since 2018). Mr.
Ponte also serves as Assistant Treasurer of Victory Portfolios,
Victory Portfolios III and Victory Variable Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Deputy Chief Compliance Officer (July 2021-June 2022), Senior
Compliance Officer, the Adviser (2019-present); Compliance
Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief
Compliance Officer for Victory Portfolios, Victory Portfolios III
and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary May 2015 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios II
66
(Unaudited)
Supplemental Information — continued
June 30, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Short-Term Bond ETF .................... $ 1,000.00 $ 1,023.30 $ 1,023.06 $ 1.76 $ 1.76 0.35%
Core Intermediate Bond ETF ............... 1,000.00 1,025.30 1,022.86 1.96 1.96 0.39%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II
67
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-BOND-ETF-AR (6/23)

June 30, 2023
Annual Report
VictoryShares US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 17
Schedules of Portfolio Investments
VictoryShares US Value Momentum ETF
21
VictoryShares US Small Mid Cap Value Momentum ETF
24
VictoryShares International Value Momentum ETF
30
VictoryShares Emerging Markets Value Momentum ETF
39
Financial Statements
Statements of Assets and Liabilities
47
Statements of Operations
49
Statements of Changes in Net Assets
51
Financial Highlights
53
Notes to Financial Statements 57
Report of Independent Registered Public Accounting Firm 68
Supplemental Information (Unaudited) 69
Trustee and Officer Information
69
Proxy Voting and Portfolio Holdings Information
71
Expense Examples
71
Additional Federal Income Tax Information
72
Liquidity Risk Management Program
73
Privacy Policy (inside back cover)

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Our annual reporting period for the 12 months ended June 30, 2023, has been a tale of two markets. The dichotomy has been nothing short of remarkable.
Think back to the latter half of 2022. This was a very difficult time for investors, marked by an array of challenges that punished both bond and stock markets. The U.S. Federal Reserve (the “Fed”) was in the midst of a series of rate hikes—more aggressive than many investors had ever experienced. Inflation was raging and conjuring up memories of the 1970s. And if that wasn’t enough, a terrible war was taking place in Eastern Europe, while tensions between the world’s two largest economic powers, the
United States and China, were also on the rise.
It was not exactly a constructive environment for investors, and all of these issues created headwinds for both stocks and bonds.
It’s not often that stocks and bonds decline in tandem, and the traditional diversified portfolio of 60% equities/40% fixed income was suffering through one of its worst periods on record.
But when the calendar year flipped, so did the markets. During the first six months of 2023, financial markets exhibited greater stability and less volatility. Equities (including domestic, international and emerging markets) regained their footing and rebounded. In the United States, some of the most beaten-down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
The market’s resiliency and strong rebound during the first two quarters of 2023 surprised many pundits. After all, there were ample challenges that could have undermined this rally, including unusual turmoil within the banking sector in March 2023 that resulted in the collapse of a few regional banks. Naturally, this ratcheted up volatility for a spell, but the Fed took the necessary steps to restore confidence in the banking sector and avoided a wider contagion. It also helped that the Fed paused its rate hikes as inflation data finally cooled.
Through all the ups and downs in these two very different environments, the S&P 500
®
Index, the most widely followed index
representing the domestic stock market, managed to deliver an impressive total return of more than 19% for our annual reporting period ended June 30, 2023. The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—was basically unchanged during the same period at 0.94% (despite the volatility).
We don’t deny that this past annual reporting period was difficult. We realize that the bouts of stomach-churning volatility can take a toll on investors’ psyche. But even when markets snap back sharply as they have, investors often wonder if they have missed an opportunity. This reminds us of two enduring realities: 1) financial markets are dynamic and apt to change abruptly; 2)
it’s vital to remain calm and rational whenever faced with those inevitable times of turmoil.
Fortunately, we think that investors can take comfort knowing that all our Victory Capital independent investment franchises have experience managing portfolios through a variety of market environments. Our investment professionals remain calm during turbulent financial markets, and we think it’s imperative that investors do the same.
Of course, there are still uncertainties ahead. For example, is the Fed finished with its rate hikes? Will the impact of tighter lending standards ultimately result in slower growth and lower corporate profits? Is there another banking crisis lurking? Nobody really knows what the future will bring. That’s why we continue to advocate for a long-term plan, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances. These, in our opinion, are the key ingredients for staying the course and progressing on investment goals.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. In addition, you may call 866-376-7890 or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
VictoryShares US Value Momentum ETF
Managers’ Commentary
(Unaudited)
VictoryShares US Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory US Value Momentum Index (the “Index”).  On November 1, 2022, the
Fund changed its broad-based securities index from the MSCI USA Index (the “Prior Broad-Based Index”) to the Nasdaq US 500
Large Cap Index (the “Broad-Based Index”). At that time, the Fund selected the Index in place of the MSCI USA Select Value
Momentum Blend Index (the “Prior Index”) because the Adviser believes the Index is more cost-effective than the Prior Index.
The Fund returned 5.64% for the period July 1, 2022, through October 31, 2022, underperforming the Prior Index, which returned
5.79% during the period, and the Fund returned 3.17% for the period November 1, 2022, through June 30, 2023, underperforming the Index, which returned 3.30% during the period.  For the period July 1, 2022, through October 31, 2022, the Fund outperformed the Prior Broad-Based Index, which returned 2.87% for the period and for the period November 1, 2022, through June 30, 2023, the Fund underperformed the Broad-Based Index, against which the performance of the Fund is also measured, which returned
16.29% for the period.
The Fund’s underweight allocation to the Information Technology sector was a negative contributor to relative performance.
Stock selection was positive in the Utilities sector, but detracted in the Industrials and Information Technology sectors.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

6
VictoryShares US Value Momentum ETF
Investment Overview
(Unaudited)
*On November 1, 2022, the Fund changed its broad-based securities index from the MSCI USA Index to the Nasdaq US 500 Large Cap
Index. At that time, the Fund selected the Nasdaq Victory US Value Momentum Index (the “Index”) in place of the MSCI USA Select
Value Momentum Blend Index (the “Prior Index”) because the Adviser believes the Index is more cost-effective than the Prior Index.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US Value Momentum ETF — Growth of $10,000
+The inception date for the Nasdaq Victory US Value Momentum Index is September 19, 2022. Prior to that date, the data is hypothetical.
1
The Nasdaq Victory US Value Momentum Index is designed to deliver exposure to equity securities of large-capitalization U.S. issuers within the
Nasdaq US Large Cap 500 Index that have higher exposure to value and momentum factors, while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Nasdaq US 500 Large Cap Index is comprised of the largest 500 securities on a float-adjusted, market-capitalization rank from the Nasdaq US
Benchmark Index. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The MSCI USA Select Value Momentum Blend Index is based on MSCI USA Index, its parent index, which includes large- and mid-cap stocks in the
U.S. equity market. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-weighted indexes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
4
The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/24/17 10/24/17
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Value
Momentum
Index
1
Nasdaq US
500 Large Cap
Index
2
MSCI USA
Select Value
Momentum
Blend Index
3
MSCI USA Index
4
7/1/22-10/31/22* 5.64% 5.93% N/A N/A 5.79% 2.87%
11/1/22-6/30/23* 3.17% 3.02% 3.30% 16.29% N/A N/A
One Year 8.99% 9.12% N/A N/A 10.01% 19.57%
Five Year 6.40% 6.36% N/A N/A 6.77% 12.17%
Since Inception 6.21% 6.20% N/A N/A N/A N/A

7
VictoryShares US Value Momentum ETF
Investment Overview (continued)
(Unaudited)
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.

8
VictoryShares Small Mid Cap Value Momentum ETF
Managers’ Commentary
(Unaudited)
VictoryShares US Small Mid Cap Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory US Small Mid Cap Value Momentum Index (the “Index”).
On November 1, 2022, the Fund changed its broad-based securities index from the MSCI USA Small Cap Index (the “Prior
Broad-Based Index”) to the Nasdaq US 1300 Small Mid Cap Index (the “Broad-Based Index”). At that time, the Fund selected the Index in place of the MSCI USA Small Cap Select Value Momentum Blend Index (the “Prior Index”) because the Adviser believes the Index is more cost-effective than the Prior Index.
The Fund returned 6.64% for the period July 1, 2022, through October 31, 2022, underperforming the Prior Index, which returned 6.90% during the period, and the Fund returned 5.33% for the period November 1, 2022, through June 30, 2023, underperforming the Index, which returned 5.61% during the period. For the period July 1, 2022, through October 31, 2022, the
Fund underperformed the Prior Broad-Based Index, which returned 7.76% for the period and for the period November 1, 2022, through June 30, 2023, the Fund underperformed the Broad-Based Index, against which the performance of the Fund is also measured, which returned 8.51% for the period.
The Fund’s underweight allocation to the Industrials sector was a negative contributor to relative performance. Stock selection was positive in the Financial sector, but detracted in the Industrials and Health Care sectors.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

9
VictoryShares Small Mid Cap Value Momentum ETF
Investment Overview
(Unaudited)
*On November 1, 2022, the Fund changed its broad-based securities index from the MSCI USA Small Cap Index to the Nasdaq US 1300
Small Mid Cap index. At that time, the Fund selected the Nasdaq Victory US Small Mid Cap Value Momentum Index (the “Index”) in
place of the MSCI USA Small Cap Select Value Momentum Blend Index (the Prior Index”) because the Adviser believe the Index is more cost-effect than the Prior Index.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares US Small Mid Cap Value Momentum ETF — Growth of $10,000
+
The inception date for the Nasdaq Victory US Small Mid Cap Value Momentum Index is September 19, 2022. Prior to that date, the data is hypothetical.
1
The Nasdaq Victory US  Small Mid Cap Value Momentum Index is designed to deliver exposure to equity securities of small- and mid-capitalization U.S.
issuers within the Nasdaq US 1300 Small Mid Cap Index that have higher exposure to value and momentum factors while also maintaining moderate
Index turnover and lower realized volatility than traditional capitalization-weighted indexes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Nasdaq US 1300 Small Mid Cap Index is designed to track the performance of the 1300 securities in the Nasdaq US Benchmark Index comprising the small-cap and mid-cap size categories. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The MSCI USA Small Cap Select Value Momentum Blend Index is based on a traditional market cap-weighted parent index, the MSCI USA Small
Cap Index, which includes U.S. small-cap stocks. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-
weighted indexes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/24/17 10/24/17
Net Asset
Value
Market Price
Value
Nasdaq Victory
US Small Mid
Cap Value
Momentum
Index
1
Nasdaq US 1300
Small Mid Cap
Index
2
MSCI USA Small
Cap Select Value
Momentum
Blend Index
3
MSCI USA Small
Cap Index
4
7/1/22-10/31/22* 6.64% 6.86% N/A N/A 6.90% 7.76%
11/1/22-6/30/23* 5.33% 5.08% 5.61% 8.51% N/A N/A
One Year 12.33% 12.29% N/A N/A 14.75% 15.39%
Five Year 5.90% 5.88% N/A N/A 6.58% 6.79%
Since Inception 6.68% 6.68% N/A N/A N/A N/A

10
VictoryShares Small Mid Cap Value Momentum ETF
Investment Overview (continued)
(Unaudited)
4
The MSCI USA Small Cap Index is designed to measure the performance of the small-cap segment of the U.S. equity market. With 1,974 constituents, the index represents approximately 14% of the free float-adjusted market capitalization in the United States. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.

11
VictoryShares International Value Momentum ETF
Managers’ Commentary
(Unaudited)
VictoryShares International Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory International Value Momentum Index (the “Index”). On
November 1, 2022, the Fund changed its broad-based securities index from the MSCI World ex USA Index (Net) (the “Prior
Broad-Based Index”) to the Nasdaq DM Ex United States Large Mid Cap Index (the “Broad-Based Index”). At that time, the
Fund selected the Index in place of the MSCI World ex USA Select Value Momentum Blend Index (the “Prior Index”) because the Adviser believes the Index is more cost-effective than the Prior Index.
The Fund returned -5.48% for the period July 1, 2022, through October 31, 2022, underperforming the Prior Index, which returned -5.22% during the period, and the Fund returned 19.03% for the period November 1, 2022, through June 30, 2023, underperforming the Index, which returned 19.46% during the period.  For the period July 1, 2022, through October 31, 2022, the Fund underperformed the Prior Broad-Based Index, which returned -4.20% for the period and for the period November 1,
2022, through June 30, 2023, the Fund underperformed the Broad-Based Index, against which the performance of the Fund is also measured, which returned 22.53% for the period.
The Fund’s overweight allocation to Israel was a positive contributor to relative performance. An overweight allocation to Canada a negative contributor. Stock selection added to returns in Canada and detracted in the United Kingdom.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.
.

12
VictoryShares International Value Momentum ETF
Investment Overview
(Unaudited)
*On November 1, 2022, the Fund changed its broad-based securities index from the MSCI World ex USA Index to the Nasdaq DM Ex
United States Large Mid Cap index. At that time, the Fund selected the Nasdaq Victory International Value Momentum Index (the
“Index”) in place of the MSCI World ex USA Select Value Momentum Blend Index (the “Prior Index”) because the Adviser believe the
Index is more cost effective than the Prior Index.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares International Value Momentum ETF — Growth of $10,000
+The inception date for the Nasdaq Victory International Value Momentum Index is September 19, 2022. Prior to that date, the data is hypothetical.
1
The Nasdaq Victory International Value Momentum Index is designed to deliver exposure to equity market performance in non-U.S. developed markets and provide higher exposure to value and momentum factors within the Nasdaq Developed Markets Ex United States Large Mid Cap Index while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Nasdaq DM Ex United States Large Mid Cap Index is designed to track the performance of securities assigned to Developed Markets Ex United
States and comprised of the large/mid-cap segment. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The MSCI World ex USA Select Value Momentum Blend Index is based on the MSCI World ex USA (Net) Index, its parent index, which includes large- and mid-cap stocks across 22 of 23 Developed Markets (DM) countries, excluding the United States. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-weighted indexes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
4
The MSCI World ex USA Index (Net) captures large‐ and mid‐cap representation across 22 of 23 Developed Markets (DM) countries, excluding the
United States. With 890 constituents, the index covers approximately 85% of the free float‐adjusted market capitalization in each country. This index
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/24/17 10/24/17
Net Asset
Value
Market Price
Value
Nasdaq Victory
International
Value
Momentum
Index
1
Nasdaq DM Ex
United States
Large Mid Cap
Index
2
MSCI World ex
USA Select Value
Momentum
Blend Index
3
MSCI World ex
USA Index (Net)
4
7/1/22-10/31/22* -5.48% -5.96% N/A N/A -5.22% -4.20%
11/1/22-6/30/23 19.03% 19.34% 19.46% 22.53% N/A N/A
One Year 12.50% 12.23% N/A N/A 12.32% 17.41%
Five Year 1.05% 1.07% N/A N/A 1.28% 4.58%
Since Inception 0.54% 0.55% N/A N/A N/A N/A

13
VictoryShares International Value Momentum ETF
Investment Overview (continued)
(Unaudited)
does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.

14
VictoryShares Emerging Markets Value Momentum ETF
Managers’ Commentary
(Unaudited)
VictoryShares Emerging Markets Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory Emerging Market Value Momentum Index (the “Index”).
On November 1, 2022, the Fund changed its broad-based securities index from the MSCI Emerging Markets Index (the “Prior
Broad-Based Index”) to the Nasdaq Emerging Market Large Mid Cap Index (the “Broad-Based Index”). At that time, the Fund selected the Index in place of the MSCI Emerging Markets Select Value Momentum Blend Index (the “Prior Index”) because the
Adviser believes the Index is more cost-effective than the Prior Index.
The Fund returned -9.03% for the period July 1, 2022, through October 31, 2022, underperforming the Prior Index, which returned -8.33% during the period, and the Fund returned 18.51% for the period November 1, 2022, through June 30, 2023, underperforming the Index, which returned 19.83% during the period. For the period July 1, 2022, through October 31, 2022, the
Fund outperformed the Prior Broad-Based Index, which returned -14.31% for the period and for the period November 1, 2022, through June 30, 2023, the Fund underperformed the Broad-Based Index, against which the performance of the Fund is also measured, which returned 21.31% for the period.
The Fund’s overweight allocation to Turkey was a positive contributor to relative performance. An overweight allocation to
Malaysia was a detractor. Stock selection added to returns in Hong Kong and Taiwan.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

15
VictoryShares Emerging Markets Value Momentum ETF
Investment Overview
(Unaudited)
*On November 1, 2022, the Fund changed its broad-based securities index from the MSCI Emerging Markets Index to the Nasdaq
Emerging Market Large Mid Cap index. At that time, the Fund selected the Nasdaq Victory Emerging Market Value Momentum Index
(the “Index”) in place of the MSCI Emerging Markets Select Value Momentum Blend Index (the “Prior Index”) because the Adviser believes the Index is more cost-effective than the Prior Index.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
VictoryShares Emerging Markets Value Momentum ETF — Growth of $10,000
1
The Nasdaq Victory Emerging Markets Value Momentum Index is designed to deliver exposure to equity market performance in the global emerging markets and provide higher exposure to value and momentum factors within the Nasdaq Emerging Market Large Mid Cap Index while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Nasdaq Emerging Market Large Mid Cap Index is a float-adjusted market-capitalization index designed to track the performance of securities in the
Nasdaq Emerging Market Index that comprise the large/mid-cap segment of companies designated as Emerging Markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The MSCI Emerging Markets Select Value Momentum Blend Index is based on the MSCI Emerging Markets Index (Net), its parent index, which includes large‐ and mid‐cap stocks across 24 Emerging Markets (EM) countries. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap‐weighted indexes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
4
The unmanaged  MSCI Emerging Markets Index is a free-float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This
Average Annual Total Return
Year Ended June 30, 2023
INCEPTION DATE 10/24/17 10/24/17
Net Asset
Value
Market Price
Value
Nasdaq Victory
Emerging
Market Value
Momentum
Index
1
Nasdaq
Emerging Market
Large Mid Cap
Index
2
MSCI Emerging
Markets
Select Value
Momentum
Blend Index
3
MSCI Emerging
Markets Index
4
7/1/22-10/31/22* -9.03% -10.04% N/A N/A -8.33% -14.31%
11/1/22-6/30/23* 18.51% 18.22% 19.83% 21.31% N/A N/A
One Year 7.80% 6.35% N/A N/A 7.00% 1.75%
Five Year 1.19% 1.12% N/A N/A 1.57% 0.93%
Since Inception 0.03% 0.01% N/A N/A N/A N/A

16
VictoryShares Emerging Markets Value Momentum ETF
Investment Overview (continued)
(Unaudited)
index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.

17
Victory Portfolios II
VictoryShares US Value Momentum ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq
Victory US Value Momentum Index.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The J.M. Smucker Co.
1.4%
The Hershey Co.
1.2%
Berkshire Hathaway, Inc., Class B
1.2%
Kellogg Co.
1.1%
Merck & Co., Inc.
1.1%
International Business Machines Corp.
1.1%
O'Reilly Automotive, Inc.
1.1%
Quest Diagnostics, Inc.
1.1%
Genuine Parts Co.
1.1%
Cardinal Health, Inc.
1.0%

18
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq
Victory US Small Mid Cap Value Momentum Index.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Science Applications International Corp.
0.6%
BWX Technologies, Inc.
0.6%
NNN REIT, Inc.
0.6%
Post Holdings, Inc.
0.6%
Agree Realty Corp.
0.6%
CACI International, Inc., Class A
0.6%
Ingredion, Inc.
0.5%
Curtiss-Wright Corp.
0.5%
Dolby Laboratories, Inc., Class A
0.5%
Parsons Corp.
0.5%

19
Victory Portfolios II
VictoryShares International Value Momentum ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq
Victory International Value Momentum Index.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Henkel AG And Co. KGaA, Preference Shares
0.9%
Deutsche Telekom AG
0.9%
Orange SA
0.8%
ACS Actividades de Construccion y Servicios SA
0.8%
Empire Co. Ltd., Class A
0.8%
Loblaw Cos. Ltd.
0.8%
Canadian Utilities Ltd., Class A
0.8%
Restaurant Brands International, Inc.
0.8%
Imperial Brands PLC
0.8%
George Weston Ltd.
0.7%

20
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq
Victory Emerging Market Value Momentum Index.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Malayan Banking Bhd
1.5%
RHB Bank Bhd
1.3%
Far EasTone Telecommunications Co. Ltd.
1.2%
Sun Pharmaceutical Industries Ltd.
1.2%
Pegatron Corp.
1.2%
Hon Hai Precision Industry Co. Ltd.
1.2%
Compal Electronics, Inc.
1.1%
Chicony Electronics Co. Ltd.
1.1%
Charoen Pokphand Foods PCL
1.1%
PT Indofood Sukses Makmur Tbk
1.0%

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US Value Momentum ETF
21
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (4.6%):
Alphabet, Inc. , Class A (a) ................................................. 9,162 $ 1,096,691
AT&T, Inc. ........................................................... 96,510 1,539,335
Fox Corp. , Class A ...................................................... 45,321 1,540,914
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 19,901 1,498,147
Meta Platforms, Inc. , Class A (a) ............................................ 2,665 764,802
Omnicom Group, Inc. .................................................... 18,913 1,799,572
Paramount Global , Class B ................................................ 43,256 688,203
8,927,664
Consumer Discretionary (11.6%):
AutoZone, Inc. (a) ....................................................... 760 1,894,954
Best Buy Co., Inc. ...................................................... 15,809 1,295,548
D.R. Horton, Inc. ....................................................... 11,470 1,395,784
Ford Motor Co. ........................................................ 81,904 1,239,208
General Motors Co. ..................................................... 33,187 1,279,691
Genuine Parts Co. ...................................................... 12,083 2,044,806
Lennar Corp. , Class A .................................................... 11,693 1,465,250
LKQ Corp. ........................................................... 31,950 1,861,727
NVR, Inc. (a) .......................................................... 257 1,632,109
O'Reilly Automotive, Inc. (a) ............................................... 2,181 2,083,509
PulteGroup, Inc. ........................................................ 18,058 1,402,745
Ross Stores, Inc. ....................................................... 14,194 1,591,573
Starbucks Corp. ........................................................ 15,105 1,496,301
Ulta Beauty, Inc. (a) ..................................................... 3,639 1,712,495
22,395,700
Consumer Staples (8.0%):
Dollar Tree, Inc. (a) ...................................................... 9,937 1,425,960
General Mills, Inc. ...................................................... 24,220 1,857,674
Kellogg Co. ........................................................... 32,437 2,186,254
The Hershey Co. ....................................................... 8,954 2,235,814
The J.M. Smucker Co. ................................................... 17,551 2,591,756
The Kraft Heinz Co. ..................................................... 56,425 2,003,087
The Kroger Co. ........................................................ 37,702 1,771,994
Tyson Foods, Inc. , Class A ................................................ 27,517 1,404,468
15,477,007
Energy (3.9%):
Chevron Corp. ......................................................... 9,933 1,562,958
Exxon Mobil Corp. ..................................................... 13,785 1,478,441
Marathon Oil Corp. ..................................................... 42,209 971,651
Marathon Petroleum Corp. ................................................ 10,849 1,264,993
Occidental Petroleum Corp. ............................................... 20,352 1,196,698
Valero Energy Corp. ..................................................... 9,453 1,108,837
7,583,578
Financials (12.7%):
Aflac, Inc. ............................................................ 27,956 1,951,329
American International Group, Inc. .......................................... 25,605 1,473,312
Arch Capital Group Ltd. (a) ................................................ 19,495 1,459,201
Berkshire Hathaway, Inc. , Class B (a) ......................................... 6,538 2,229,458
Capital One Financial Corp. ............................................... 9,547 1,044,155
Chubb Ltd. ........................................................... 9,967 1,919,246
Citigroup, Inc. ......................................................... 31,304 1,441,236
Corebridge Financial, Inc. ................................................. 67,857 1,198,355
Everest Re Group Ltd. ................................................... 3,898 1,332,570
Loews Corp. .......................................................... 32,065 1,904,020
MetLife, Inc. .......................................................... 28,816 1,628,968
Principal Financial Group, Inc. ............................................. 20,355 1,543,723
Prudential Financial, Inc. ................................................. 17,759 1,566,699
Regions Financial Corp. .................................................. 67,462 1,202,173
Synchrony Financial ..................................................... 32,526 1,103,282

Victory Portfolios II
VictoryShares US Value Momentum ETF
22
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
The Allstate Corp. ...................................................... 12,353 $ 1,346,971
24,344,698
Health Care (16.4%):
AbbVie, Inc. .......................................................... 13,530 1,822,897
Amgen, Inc. ........................................................... 8,713 1,934,460
Biogen, Inc. (a) ......................................................... 2,675 761,974
Cardinal Health, Inc. .................................................... 21,295 2,013,868
Centene Corp. (a) ....................................................... 22,600 1,524,370
Elevance Health, Inc. .................................................... 3,749 1,665,643
Eli Lilly & Co. ......................................................... 3,838 1,799,945
Gilead Sciences, Inc. .................................................... 21,323 1,643,364
HCA Healthcare, Inc. .................................................... 5,729 1,738,637
Hologic, Inc. (a) ........................................................ 21,533 1,743,527
Humana, Inc. .......................................................... 3,216 1,437,970
Laboratory Corp. of America Holdings ........................................ 7,512 1,812,871
Merck & Co., Inc. ...................................................... 18,764 2,165,178
Moderna, Inc. (a) ....................................................... 5,969 725,234
Pfizer, Inc. ............................................................ 48,190 1,767,609
Quest Diagnostics, Inc. ................................................... 14,610 2,053,582
The Cigna Group ....................................................... 6,709 1,882,545
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,709 1,657,144
Viatris, Inc. ........................................................... 139,954 1,396,741
31,547,559
Industrials (11.2%):
Cummins, Inc. ......................................................... 7,914 1,940,196
FedEx Corp. .......................................................... 4,897 1,213,966
General Electric Co. ..................................................... 14,301 1,570,965
HEICO Corp. .......................................................... 9,570 1,693,316
Leidos Holdings, Inc. .................................................... 19,389 1,715,539
Lockheed Martin Corp. ................................................... 4,169 1,919,324
Northrop Grumman Corp. ................................................. 3,525 1,606,695
PACCAR, Inc. ......................................................... 23,659 1,979,075
Quanta Services, Inc. .................................................... 7,711 1,514,826
Snap-on, Inc. .......................................................... 6,810 1,962,574
U-Haul Holding Co. (b) ................................................... 20,514 1,134,835
United Rentals, Inc. ..................................................... 3,106 1,383,319
Westinghouse Air Brake Technologies Corp. .................................... 18,077 1,982,505
21,617,135
Information Technology (11.5%):
Analog Devices, Inc. .................................................... 7,275 1,417,243
Aspen Technology, Inc. (a) ................................................. 5,593 937,443
Broadcom, Inc. ........................................................ 1,523 1,321,096
Cadence Design Systems, Inc. (a) ............................................ 5,251 1,231,464
First Solar, Inc. (a) ...................................................... 3,615 687,175
Gartner, Inc. (a) ........................................................ 4,506 1,578,497
Hewlett Packard Enterprise Co. ............................................. 95,238 1,599,998
HP, Inc. .............................................................. 45,853 1,408,146
Intel Corp. ............................................................ 32,838 1,098,103
International Business Machines Corp. ........................................ 15,725 2,104,162
KLA Corp. ........................................................... 2,329 1,129,611
Micron Technology, Inc. .................................................. 14,334 904,619
NVIDIA Corp. ......................................................... 1,829 773,704
ON Semiconductor Corp. (a) ............................................... 9,775 924,519
Oracle Corp. .......................................................... 15,356 1,828,746
Skyworks Solutions, Inc. ................................................. 10,057 1,113,209
Synopsys, Inc. (a) ....................................................... 2,604 1,133,808
Western Digital Corp. (a) .................................................. 22,903 868,711
22,060,254
Materials (5.7%):
Corteva, Inc. .......................................................... 29,374 1,683,130

Victory Portfolios II
VictoryShares US Value Momentum ETF
23
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
DuPont de Nemours, Inc. ................................................. 21,470 $ 1,533,817
LyondellBasell Industries NV , Class A ........................................ 15,936 1,463,403
Nucor Corp. ........................................................... 7,516 1,232,474
Reliance Steel & Aluminum Co. ............................................ 6,074 1,649,638
Steel Dynamics, Inc. ..................................................... 10,307 1,122,741
The Mosaic Co. ........................................................ 30,286 1,060,010
Westlake Corp. ........................................................ 10,763 1,285,855
11,031,068
Real Estate (6.3%):
Gaming and Leisure Properties, Inc. ......................................... 39,475 1,912,959
Kimco Realty Corp. ..................................................... 76,595 1,510,453
Realty Income Corp. .................................................... 33,679 2,013,667
Ventas, Inc. ........................................................... 31,524 1,490,139
VICI Properties, Inc. .................................................... 59,866 1,881,588
Weyerhaeuser Co. ...................................................... 47,658 1,597,020
WP Carey, Inc. ......................................................... 25,878 1,748,318
12,154,144
Utilities (7.5%):
Atmos Energy Corp. ..................................................... 14,845 1,727,067
CenterPoint Energy, Inc. .................................................. 64,410 1,877,551
Consolidated Edison, Inc. ................................................. 21,201 1,916,570
DTE Energy Co. ....................................................... 16,851 1,853,947
Edison International ..................................................... 22,702 1,576,654
Exelon Corp. .......................................................... 42,154 1,717,354
PPL Corp. ............................................................ 72,317 1,913,508
Sempra Energy ........................................................ 12,345 1,797,309
14,379,960
Total Common Stocks (Cost $182,336,223) 191,518,767
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (c) ........ 272,373 272,373
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (c) ............ 272,373 272,373
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (c) ............... 272,373 272,373
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (c) . 272,373 272,373
Total Collateral for Securities Loaned (Cost $1,089,492) 1,089,492
Total Investments (Cost $183,425,715) — 100.0% 192,608,259
Liabilities in excess of other assets — 0.0%(d) (39,985)
NET ASSETS - 100.00% $ 192,568,274
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
(d) Amount represents less than 0.05% of net assets.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 9/15/23 $ 876,312 $ 897,650 $ 21,338
Total unrealized appreciation $ 21,338
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 21,338

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
24
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (1.5%):
Bumble, Inc. , Class A (a) .................................................. 30,163 $ 506,135
DISH Network Corp. , Class A (a) ............................................ 67,322 443,652
Iridium Communications, Inc. .............................................. 12,507 776,935
Lumen Technologies, Inc. ................................................. 215,426 486,863
Nexstar Media Group, Inc. ................................................ 5,097 848,905
Telephone and Data Systems, Inc. ........................................... 62,740 516,350
3,578,840
Consumer Discretionary (14.4%):
Academy Sports & Outdoors, Inc. ........................................... 12,178 658,221
Adtalem Global Education, Inc. (a) ........................................... 17,726 608,711
Asbury Automotive Group, Inc. (a) ........................................... 2,879 692,169
AutoNation, Inc. (a) ..................................................... 5,049 831,116
BorgWarner, Inc. ....................................................... 19,408 949,245
Century Communities, Inc. ................................................ 9,482 726,511
Deckers Outdoor Corp. (a) ................................................. 1,680 886,469
Dick's Sporting Goods, Inc. ................................................ 4,967 656,588
Dillard's, Inc. , Class A ................................................... 2,089 681,599
Foot Locker, Inc. ....................................................... 18,801 509,695
Graham Holdings Co. , Class B ............................................. 1,834 1,048,094
Grand Canyon Education, Inc. (a) ............................................ 9,185 947,984
Green Brick Partners, Inc. (a) ............................................... 10,674 606,283
Group 1 Automotive, Inc. ................................................. 3,139 810,176
H&R Block, Inc. ....................................................... 30,674 977,580
Harley-Davidson, Inc. ................................................... 22,638 797,084
KB Home ............................................................ 16,690 863,040
Kohl's Corp. .......................................................... 28,872 665,500
LCI Industries ......................................................... 5,957 752,727
Levi Strauss & Co. , Class A ............................................... 46,803 675,367
M/I Homes, Inc. (a) ...................................................... 9,175 799,968
Macy's, Inc. ........................................................... 39,181 628,855
MDC Holdings, Inc. ..................................................... 18,807 879,603
Meritage Homes Corp. ................................................... 6,097 867,420
Mohawk Industries, Inc. (a) ................................................ 6,610 681,888
Oxford Industries, Inc. ................................................... 6,267 616,798
Patrick Industries, Inc. ................................................... 10,415 833,200
Penske Automotive Group, Inc. ............................................. 5,458 909,467
PVH Corp. ........................................................... 6,036 512,879
Ralph Lauren Corp. ..................................................... 6,835 842,755
Service Corp. International ................................................ 16,438 1,061,730
Signet Jewelers Ltd. ..................................................... 7,696 502,241
Skechers USA, Inc. , Class A (a) ............................................. 14,273 751,616
Sonic Automotive, Inc. , Class A ............................................ 14,177 675,818
Strategic Education, Inc. .................................................. 11,660 791,014
Stride, Inc. (a) .......................................................... 11,806 439,537
Taylor Morrison Home Corp. (a) ............................................ 16,554 807,339
The Buckle, Inc. ........................................................ 26,628 921,329
The ODP Corp. (a) ...................................................... 19,784 926,287
Toll Brothers, Inc. ...................................................... 11,657 921,719
Tri Pointe Homes, Inc. (a) ................................................. 25,531 838,949
Visteon Corp. (a) ........................................................ 5,356 769,175
Winnebago Industries, Inc. ................................................ 12,043 803,148
33,126,894
Consumer Staples (4.7%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 15,851 998,771
Cal-Maine Foods, Inc. ................................................... 14,390 647,550
Coty, Inc. , Class A (a) .................................................... 61,063 750,464
e.l.f. Beauty, Inc. (a) ..................................................... 5,179 591,597
Hostess Brands, Inc. (a) ................................................... 41,649 1,054,553
Ingredion, Inc. ......................................................... 12,104 1,282,419
Inter Parfums, Inc. ...................................................... 5,773 780,683

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25
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Molson Coors Beverage Co. , Class B ......................................... 17,368 $ 1,143,509
Post Holdings, Inc. (a) .................................................... 15,058 1,304,776
Sprouts Farmers Market, Inc. (a) ............................................ 20,279 744,848
TreeHouse Foods, Inc. (a) ................................................. 22,946 1,156,019
United Natural Foods, Inc. (a) .............................................. 19,136 374,109
10,829,298
Energy (5.9%):
Antero Resources Corp. (a) ................................................ 24,335 560,435
Arch Resources, Inc. .................................................... 5,542 624,916
California Resources Corp. ................................................ 17,553 794,975
Comstock Resources, Inc. ................................................. 46,433 538,623
CONSOL Energy, Inc. ................................................... 9,100 617,071
CVR Energy, Inc. ....................................................... 21,685 649,683
DT Midstream, Inc. ..................................................... 21,492 1,065,358
Helix Energy Solutions Group, Inc. (a) ........................................ 77,283 570,348
HF Sinclair Corp. ....................................................... 15,313 683,113
International Seaways, Inc. ................................................ 16,263 621,897
Kosmos Energy Ltd. (a) ................................................... 73,291 439,013
Matador Resources Co. ................................................... 11,347 593,675
Murphy Oil Corp. ...................................................... 17,096 654,777
PBF Energy, Inc. , Class A ................................................. 12,968 530,910
PDC Energy, Inc. ....................................................... 8,042 572,108
Peabody Energy Corp. ................................................... 25,039 542,345
Permian Resources Corp. ................................................. 47,889 524,863
SM Energy Co. ........................................................ 18,998 600,907
Tidewater, Inc. (a) ....................................................... 10,944 606,735
Transocean Ltd. (a) (b) .................................................... 67,956 476,372
Weatherford International PLC (a) ........................................... 10,211 678,215
World Fuel Services Corp. ................................................ 29,828 616,843
13,563,182
Financials (13.4%):
AGNC Investment Corp. ................................................. 77,473 784,802
American Equity Investment Life Holding Co. .................................. 14,580 759,764
Apollo Commercial Real Estate Finance, Inc. ................................... 56,766 642,591
Associated Banc-Corp. ................................................... 48,792 791,894
Assured Guaranty Ltd. ................................................... 17,600 982,080
Bread Financial Holdings, Inc. ............................................. 17,199 539,877
Cannae Holdings, Inc. (a) ................................................. 34,628 699,832
Chimera Investment Corp. ................................................ 106,447 614,199
CNO Financial Group, Inc. ................................................ 36,658 867,695
Encore Capital Group, Inc. (a) .............................................. 20,881 1,015,234
Enstar Group Ltd. (a) .................................................... 4,210 1,028,250
Federated Hermes, Inc. ................................................... 30,537 1,094,751
FNB Corp. ............................................................ 78,734 900,717
Genworth Financial, Inc. (a) ................................................ 124,044 620,220
Hilltop Holdings, Inc. .................................................... 25,875 814,028
Hope Bancorp, Inc. ..................................................... 87,085 733,256
International Bancshares Corp. ............................................. 21,478 949,328
Invesco Ltd. ........................................................... 44,776 752,685
Jackson Financial, Inc. , Class A ............................................. 18,528 567,142
Jefferies Financial Group, Inc. .............................................. 24,341 807,391
Lincoln National Corp. ................................................... 19,898 512,572
MFA Financial, Inc. ..................................................... 55,252 621,032
MGIC Investment Corp. .................................................. 66,546 1,050,761
Mr. Cooper Group, Inc. (a) ................................................. 16,154 818,039
Navient Corp. ......................................................... 49,566 920,936
New York Community Bancorp, Inc. ......................................... 43,056 483,949
Old Republic International Corp. ............................................ 45,940 1,156,310
PennyMac Financial Services, Inc. .......................................... 10,301 724,263
PennyMac Mortgage Investment Trust ........................................ 59,622 803,705
PRA Group, Inc. (a) ..................................................... 28,565 652,710
Prosperity Bancshares, Inc. ................................................ 16,326 922,093

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
26
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Radian Group, Inc. ...................................................... 36,498 $ 922,669
Reinsurance Group of America, Inc. ......................................... 6,380 884,842
Rithm Capital Corp. ..................................................... 96,468 901,976
United Bankshares, Inc. .................................................. 28,723 852,211
Unum Group .......................................................... 18,201 868,188
Voya Financial, Inc. ..................................................... 11,697 838,792
White Mountains Insurance Group Ltd. ....................................... 693 962,515
30,863,299
Health Care (13.7%):
Acadia Healthcare Co., Inc. (a) .............................................. 12,862 1,024,330
AdaptHealth Corp. (a) .................................................... 46,218 562,473
Akero Therapeutics, Inc. (a) ................................................ 7,513 350,782
Amphastar Pharmaceuticals, Inc. (a) .......................................... 15,779 906,819
Arcellx, Inc. (a) ........................................................ 8,686 274,651
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 1,664 630,856
Catalyst Pharmaceuticals, Inc. (a) ............................................ 35,337 474,929
Certara, Inc. (a) ......................................................... 22,598 411,510
Corcept Therapeutics, Inc. (a) .............................................. 30,827 685,901
Dynavax Technologies Corp. (a) ............................................. 55,823 721,233
Embecta Corp. ......................................................... 19,087 412,279
Encompass Health Corp. .................................................. 14,812 1,002,921
Enovis Corp. (a) ........................................................ 15,562 997,835
Envista Holdings Corp. (a) ................................................. 26,550 898,452
Evolent Health, Inc. , Class A (a) ............................................. 19,218 582,305
Haemonetics Corp. (a) .................................................... 10,305 877,368
Henry Schein, Inc. (a) .................................................... 14,044 1,138,968
Hims & Hers Health, Inc. (a) ............................................... 44,219 415,659
Immunovant, Inc. (a) ..................................................... 18,223 345,690
Ironwood Pharmaceuticals, Inc. (a) ........................................... 82,227 874,895
Jazz Pharmaceuticals PLC (a) .............................................. 7,750 960,768
Karuna Therapeutics, Inc. (a) ............................................... 2,678 580,724
Lantheus Holdings, Inc. (a) ................................................ 5,759 483,295
Ligand Pharmaceuticals, Inc. (a) ............................................. 7,075 510,108
Madrigal Pharmaceuticals, Inc. (a) ........................................... 1,203 277,893
Masimo Corp. (a) ....................................................... 4,303 708,059
Neurocrine Biosciences, Inc. (a) ............................................. 10,110 953,373
Option Care Health, Inc. (a) ................................................ 23,501 763,547
Organon & Co. ........................................................ 38,001 790,801
Penumbra, Inc. (a) ....................................................... 2,388 821,615
Perrigo Co. PLC ....................................................... 26,859 911,863
Pliant Therapeutics, Inc. (a) ................................................ 18,038 326,849
Premier, Inc. , Class A .................................................... 34,948 966,662
Prestige Consumer Healthcare, Inc. (a) ........................................ 19,598 1,164,709
QuidelOrtho Corp. (a) .................................................... 7,480 619,793
Reata Pharmaceuticals, Inc. , Class A (a) ....................................... 3,719 379,189
Sarepta Therapeutics, Inc. (a) ............................................... 3,002 343,789
Select Medical Holdings Corp. ............................................. 24,723 787,675
Shockwave Medical, Inc. (a) ............................................... 1,897 541,423
Supernus Pharmaceuticals, Inc. (a) ........................................... 25,880 777,953
Tenet Healthcare Corp. (a) ................................................. 6,586 535,969
TG Therapeutics, Inc. (a) .................................................. 12,575 312,363
TransMedics Group, Inc. (a) ................................................ 5,613 471,380
United Therapeutics Corp. (a) .............................................. 4,466 985,869
Universal Health Services, Inc. , Class B ....................................... 5,681 896,291
Vaxcyte, Inc. (a) ........................................................ 6,764 337,794
Ventyx Biosciences, Inc. (a) ................................................ 11,694 383,563
Vir Biotechnology, Inc. (a) ................................................. 21,007 515,302
31,698,475
Industrials (18.7%):
AAON, Inc. ........................................................... 7,888 747,861
AAR Corp. (a) ......................................................... 17,122 988,967
Air Lease Corp. ........................................................ 22,697 949,869

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
27
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Air Transport Services Group, Inc. (a) ......................................... 32,289 $ 609,293
Allison Transmission Holdings, Inc. ......................................... 19,426 1,096,792
Applied Industrial Technologies, Inc. ......................................... 6,677 967,030
ArcBest Corp. ......................................................... 6,927 684,388
Atkore, Inc. (a) ......................................................... 4,759 742,118
Avis Budget Group, Inc. (a) ................................................ 2,750 628,842
Beacon Roofing Supply, Inc. (a) ............................................. 12,601 1,045,631
Boise Cascade Co. ...................................................... 9,979 901,603
Builders FirstSource, Inc. (a) ............................................... 5,172 703,392
BWX Technologies, Inc. .................................................. 19,060 1,364,124
CACI International, Inc. , Class A (a) ......................................... 3,715 1,266,221
CBIZ, Inc. (a) .......................................................... 22,178 1,181,644
Clean Harbors, Inc. (a) ................................................... 6,226 1,023,741
Comfort Systems USA, Inc. ............................................... 4,819 791,280
CoreCivic, Inc. (a) ...................................................... 70,275 661,288
Crane NXT Co. ........................................................ 16,477 929,962
Curtiss-Wright Corp. .................................................... 6,777 1,244,664
EMCOR Group, Inc. .................................................... 5,560 1,027,377
Encore Wire Corp. ...................................................... 3,724 692,403
Esab Corp. ............................................................ 12,727 846,855
FTI Consulting, Inc. (a) ................................................... 3,872 736,454
GATX Corp. .......................................................... 8,494 1,093,518
GMS, Inc. (a) .......................................................... 10,499 726,531
GrafTech International Ltd. ................................................ 97,073 489,248
Granite Construction, Inc. ................................................. 21,942 872,853
Griffon Corp. .......................................................... 19,862 800,439
Hertz Global Holdings, Inc. (a) ............................................. 38,926 715,849
Hub Group, Inc. , Class A (a) ............................................... 11,143 895,006
KBR, Inc. ............................................................ 17,176 1,117,471
Knight-Swift Transportation Holdings, Inc. .................................... 14,979 832,233
Matson, Inc. .......................................................... 8,985 698,404
Moog, Inc. , Class A ..................................................... 10,201 1,106,094
Mueller Industries, Inc. ................................................... 10,460 912,949
MYR Group, Inc. (a) ..................................................... 5,420 749,803
Owens Corning ........................................................ 7,295 951,997
Parsons Corp. (a) ....................................................... 25,261 1,216,065
Rush Enterprises, Inc. , Class A ............................................. 18,422 1,118,952
Ryder System, Inc. ...................................................... 9,331 791,175
Schneider National, Inc. , Class B ............................................ 33,941 974,786
Science Applications International Corp. ...................................... 12,548 1,411,399
SPX Technologies, Inc. (a) ................................................. 8,419 715,362
The GEO Group, Inc. (a) .................................................. 68,221 488,462
UFP Industries, Inc. ..................................................... 9,647 936,241
Veritiv Corp. .......................................................... 5,331 669,627
Werner Enterprises, Inc. .................................................. 21,697 958,573
43,074,836
Information Technology (10.2%):
Agilysys, Inc. (a) ....................................................... 7,974 547,335
Allegro MicroSystems, Inc. (a) .............................................. 15,990 721,789
Amkor Technology, Inc. .................................................. 24,543 730,154
Arrow Electronics, Inc. (a) ................................................. 7,304 1,046,152
Avnet, Inc. ............................................................ 22,677 1,144,055
Axcelis Technologies, Inc. (a) .............................................. 3,495 640,738
Belden, Inc. ........................................................... 9,804 937,753
Cirrus Logic, Inc. (a) ..................................................... 9,106 737,677
Dell Technologies, Inc. , Class C ............................................ 17,449 944,165
Diodes, Inc. (a) ......................................................... 7,156 661,858
Dolby Laboratories, Inc. , Class A ........................................... 14,717 1,231,519
DXC Technology Co. (a) .................................................. 27,359 731,033
Impinj, Inc. (a) ......................................................... 3,413 305,975
Insight Enterprises, Inc. (a) ................................................ 7,287 1,066,380
IPG Photonics Corp. (a) ................................................... 7,017 953,049
Jabil, Inc. ............................................................ 10,197 1,100,562

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
28
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Lattice Semiconductor Corp. (a) ............................................. 6,542 $ 628,490
NCR Corp. (a) ......................................................... 23,930 603,036
NetScout Systems, Inc. (a) ................................................. 26,565 822,187
Onto Innovation, Inc. (a) .................................................. 5,785 673,779
OSI Systems, Inc. (a) ..................................................... 7,832 922,845
Plexus Corp. (a) ........................................................ 9,259 909,604
Progress Software Corp. .................................................. 19,021 1,105,120
Rambus, Inc. (a) ........................................................ 9,990 641,058
Sanmina Corp. (a) ....................................................... 14,661 883,618
Super Micro Computer, Inc. (a) ............................................. 1,571 391,572
TD SYNNEX Corp. ..................................................... 10,214 960,116
Vishay Intertechnology, Inc. ............................................... 27,933 821,230
Xerox Holdings Corp. ................................................... 40,424 601,913
23,464,762
Materials (5.2%):
Alpha Metallurgical Resources, Inc. .......................................... 4,015 659,905
Carpenter Technology Corp. ............................................... 12,306 690,736
Commercial Metals Co. .................................................. 17,153 903,277
Graphic Packaging Holding Co. ............................................ 39,568 950,819
Greif, Inc. , Class A ...................................................... 14,851 1,023,085
Louisiana-Pacific Corp. .................................................. 11,429 856,947
NewMarket Corp. ...................................................... 2,825 1,135,989
O-I Glass, Inc. (a) ....................................................... 31,200 665,496
Orion SA ............................................................. 27,678 587,327
Ryerson Holding Corp. ................................................... 13,836 600,206
Silgan Holdings, Inc. .................................................... 24,284 1,138,677
Sylvamo Corp. ......................................................... 18,612 752,855
United States Steel Corp. ................................................. 26,321 658,288
Warrior Met Coal, Inc. ................................................... 18,209 709,241
Westrock Co. .......................................................... 25,773 749,221
12,082,069
Real Estate (7.9%):
Agree Realty Corp. ..................................................... 19,837 1,297,141
Apartment Investment and Management Co. .................................... 95,984 817,784
Apple Hospitality REIT, Inc. ............................................... 64,753 978,418
Corporate Office Properties Trust ............................................ 41,403 983,321
EPR Properties ........................................................ 21,181 991,271
Equity Commonwealth ................................................... 46,390 939,861
Four Corners Property Trust, Inc. ............................................ 46,825 1,189,355
Getty Realty Corp. ...................................................... 32,467 1,098,034
Global Net Lease, Inc. ................................................... 77,595 797,677
InvenTrust Properties Corp. ............................................... 39,600 916,344
LTC Properties, Inc. ..................................................... 34,311 1,132,949
National Health Investors, Inc. ............................................. 17,873 936,903
NNN REIT, Inc. ........................................................ 31,231 1,336,375
Omega Healthcare Investors, Inc. ........................................... 29,929 918,521
Paramount Group, Inc. ................................................... 152,277 674,587
Phillips Edison & Co., Inc. ................................................ 33,618 1,145,701
Sabra Health Care REIT, Inc. .............................................. 66,554 783,341
SL Green Realty Corp. (b) ................................................. 22,707 682,345
The Macerich Co. ...................................................... 61,266 690,468
18,310,396
Utilities (3.9%):
Clearway Energy, Inc. , Class C ............................................. 35,223 1,005,969
New Jersey Resources Corp. ............................................... 22,086 1,042,459
Northwest Natural Holding Co. ............................................. 24,205 1,042,025
OGE Energy Corp. ...................................................... 32,641 1,172,138
Otter Tail Corp. ........................................................ 10,507 829,633
Pinnacle West Capital Corp. ............................................... 14,278 1,163,086
Spire, Inc. ............................................................ 15,849 1,005,461
UGI Corp. ............................................................ 30,064 810,826

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
29
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Vistra Corp. ........................................................... 31,093 $ 816,191
8,887,788
Total Common Stocks (Cost $208,779,914) 229,479,839
Rights (0.0%)(c)
Health Care (0.0%):(c)
Achillion Pharmaceuticals, CVR (a) (d) ........................................ 17,954 4,129
Total Rights (Cost $–) 4,129
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (e) ........ 237,107 237,107
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (e) ............ 237,107 237,107
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (e) ............... 237,107 237,107
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (e) . 237,107 237,107
Total Collateral for Securities Loaned (Cost $948,428) 948,428
Total Investments (Cost $209,728,342) — 99.9% 230,432,396
Other assets in excess of liabilities — 0.1% 227,287
NET ASSETS - 100.00% $ 230,659,683
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on June 30, 2023.
CVR
—
Contingent Value Right
PLC—Public Limited Company
REIT—Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 10 9/15/23 $ 945,212 $ 951,850 $ 6,638
Total unrealized appreciation $ 6,638
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,638

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares International Value Momentum ETF
30
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.6%)
Australia (2.6%):
Energy (0.7%):
Whitehaven Coal Ltd. .................................................... 133,406 $ 596,173
Worley, Ltd. ........................................................... 99,103 1,042,182
1,638,355
Industrials (0.7%):
Brambles Ltd. ......................................................... 180,334 1,730,678
Materials (0.7%):
Rio Tinto Ltd. ......................................................... 14,535 1,110,236
South32 Ltd. .......................................................... 291,760 730,614
1,840,850
Real Estate (0.5%):
Vicinity Centres ........................................................ 994,800 1,222,382
6,432,265
Austria (1.4%):
Energy (0.4%):
OMV AG ............................................................ 23,276 986,394
Financials (0.5%):
Raiffeisen Bank International AG ........................................... 72,547 1,149,341
Materials (0.5%):
voestalpine AG ........................................................ 34,809 1,249,540
3,385,275
Belgium (0.5%):
Financials (0.5%):
Ageas SA ............................................................ 30,290 1,226,459
Canada (7.7%):
Consumer Discretionary (0.8%):
Restaurant Brands International, Inc.(a) ....................................... 24,544 1,903,151
Consumer Staples (2.3%):
Empire Co. Ltd., Class A ................................................. 70,271 1,996,299
George Weston Ltd. ..................................................... 15,943 1,885,092
Loblaw Cos. Ltd. ....................................................... 21,365 1,956,173
5,837,564
Energy (0.4%):
Tourmaline Oil Corp. .................................................... 21,856 1,029,935
Financials (1.1%):
Element Fleet Management Corp. ........................................... 80,895 1,232,418
Fairfax Financial Holdings Ltd. ............................................. 1,899 1,422,587
2,655,005
Information Technology (0.7%):
CGI, Inc.(b) ........................................................... 17,415 1,836,687
Materials (0.9%):
Teck Resources Ltd., Class B .............................................. 18,837 792,673
West Fraser Timber Co. Ltd. ............................................... 15,730 1,351,526
2,144,199
Real Estate (0.7%):
RioCan Real Estate Investment Trust ......................................... 121,597 1,769,886

Victory Portfolios II
VictoryShares International Value Momentum ETF
31
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.8%):
Canadian Utilities Ltd., Class A ............................................. 73,834 $ 1,912,460
19,088,887
Denmark (0.9%):
Health Care (0.5%):
Novo Nordisk A/S, Class B ................................................ 8,619 1,388,894
Industrials (0.4%):
AP Moller - Maersk A/S, Class B ........................................... 519 910,960
2,299,854
Finland (0.5%):
Health Care (0.5%):
Orion Oyj, Class B ...................................................... 30,654 1,271,634
France (7.8%):
Communication Services (2.1%):
Bollore SE ............................................................ 260,974 1,625,909
Orange SA ............................................................ 172,137 2,010,027
Vivendi SE ........................................................... 162,770 1,492,886
5,128,822
Consumer Discretionary (0.5%):
Renault SA ........................................................... 27,421 1,154,272
Consumer Staples (0.5%):
Carrefour SA .......................................................... 71,138 1,347,067
Health Care (1.2%):
Ipsen SA ............................................................. 11,230 1,350,281
Sanofi ............................................................... 15,719 1,684,221
3,034,502
Industrials (1.9%):
Bouygues SA .......................................................... 50,544 1,696,363
Eiffage SA ............................................................ 16,263 1,696,018
Thales SA ............................................................ 9,288 1,390,398
4,782,779
Real Estate (0.9%):
Covivio .............................................................. 21,757 1,025,049
Klepierre SA .......................................................... 46,197 1,145,209
2,170,258
Utilities (0.7%):
Engie SA ............................................................. 98,929 1,643,725
19,261,425
Germany (9.6%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 96,597 2,105,402
Consumer Discretionary (2.2%):
Bayerische Motoren Werke AG ............................................. 13,252 1,626,949
Mercedes-Benz Group AG ................................................ 16,306 1,310,693
Porsche Automobil Holding SE, Preference Shares(b) ............................. 20,225 1,217,238
Volkswagen AG, Preference Shares .......................................... 9,174 1,230,594
5,385,474
Consumer Staples (0.9%):
Henkel AG And Co. KGaA, Preference Shares .................................. 28,154 2,250,452
Financials (1.4%):
Commerzbank AG ...................................................... 78,241 866,489
Deutsche Bank AG, Registered Shares ........................................ 89,773 942,092

Victory Portfolios II
VictoryShares International Value Momentum ETF
32
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 4,574 $ 1,714,795
3,523,376
Health Care (1.4%):
Fresenius Medical Care AG & Co. KGaA ...................................... 23,741 1,133,805
Fresenius SE & Co. KGaA ................................................ 41,349 1,144,585
Merck KGaA .......................................................... 6,952 1,149,552
3,427,942
Industrials (0.9%):
Hochtief AG .......................................................... 16,171 1,397,413
Rheinmetall AG ........................................................ 3,356 918,359
2,315,772
Materials (0.6%):
HeidelbergCement AG ................................................... 17,473 1,433,666
Utilities (1.3%):
E.ON SE ............................................................. 124,076 1,581,224
RWE AG ............................................................. 35,241 1,533,053
3,114,277
23,556,361
Greece (0.6%):
Consumer Discretionary (0.6%):
OPAP SA ............................................................. 90,212 1,572,910
Hong Kong (4.5%):
Consumer Staples (0.3%):
WH Group Ltd.(c) ...................................................... 1,743,289 923,293
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 194,073 1,185,139
Real Estate (3.7%):
CK Asset Holdings Ltd. .................................................. 206,777 1,145,287
Hang Lung Properties Ltd. ................................................ 468,000 722,692
Henderson Land Development Co. Ltd. ....................................... 288,475 857,801
Hongkong Land Holdings Ltd. ............................................. 251,900 982,410
New World Development Co. Ltd. ........................................... 267,000 656,962
Sino Land Co. Ltd. ...................................................... 734,725 902,970
Sun Hung Kai Properties Ltd. .............................................. 91,002 1,146,279
Swire Pacific Ltd., Class A ................................................ 146,610 1,123,567
The Wharf Holdings Ltd. ................................................. 320,715 762,116
Wharf Real Estate Investment Co. Ltd. ........................................ 161,801 808,416
9,108,500
11,216,932
Ireland (0.4%):
Financials (0.4%):
AIB Group PLC ........................................................ 225,087 945,527
Italy (2.5%):
Financials (1.5%):
Banco BPM SpA ....................................................... 252,992 1,173,164
Intesa Sanpaolo SpA ..................................................... 520,113 1,361,983
UniCredit SpA ......................................................... 47,164 1,094,306
3,629,453
Industrials (0.5%):
Leonardo SpA ......................................................... 102,953 1,167,686
Utilities (0.5%):
A2A SpA ............................................................. 748,734 1,366,741
6,163,880

Victory Portfolios II
VictoryShares International Value Momentum ETF
33
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Japan (26.0%):
Communication Services (1.1%):
Capcom Co. Ltd. ....................................................... 13,500 $ 532,870
Dentsu Group, Inc.(a) .................................................... 19,300 630,447
Nexon Co. Ltd. ........................................................ 26,500 504,543
Nippon Telegraph & Telephone Corp. ........................................ 860,000 1,016,288
2,684,148
Consumer Discretionary (3.2%):
Aisin Corp. ........................................................... 26,000 797,768
Bridgestone Corp.(a) .................................................... 18,800 767,740
Honda Motor Co. Ltd. ................................................... 23,400 704,044
Iida Group Holdings Co. Ltd. .............................................. 42,800 719,662
Isuzu Motors Ltd. ....................................................... 53,900 650,028
Mazda Motor Corp. ..................................................... 50,300 485,813
Mitsubishi Motors Corp. .................................................. 98,400 341,754
Sekisui House Ltd. ...................................................... 43,300 871,972
Subaru Corp. .......................................................... 31,000 580,767
Sumitomo Electric Industries Ltd. ........................................... 63,600 774,502
Suzuki Motor Corp. ..................................................... 17,500 630,839
Yamaha Motor Co. Ltd.(a) ................................................ 21,500 614,243
7,939,132
Consumer Staples (2.1%):
Japan Tobacco, Inc.(a) ................................................... 36,000 786,720
Kirin Holdings Co. Ltd.(a) ................................................ 62,500 910,339
MEIJI Holdings Co. Ltd. ................................................. 40,540 904,198
Nissin Foods Holdings Co. Ltd. ............................................. 8,742 721,633
Suntory Beverage & Food Ltd. ............................................. 16,300 588,825
Toyo Suisan Kaisha Ltd. .................................................. 12,800 576,923
Yakult Honsha Co. Ltd. .................................................. 10,282 648,861
5,137,499
Energy (0.8%):
ENEOS Holdings, Inc. ................................................... 224,900 770,658
Idemitsu Kosan Co. Ltd. .................................................. 32,500 650,090
Inpex Corp.(a) ......................................................... 46,800 518,342
1,939,090
Financials (4.1%):
Concordia Financial Group Ltd. ............................................ 127,400 496,779
Dai-ichi Life Holdings, Inc. ............................................... 28,200 535,151
Japan Post Holdings Co. Ltd. .............................................. 98,100 704,745
Japan Post Insurance Co. Ltd. .............................................. 39,100 587,123
Mitsubishi HC Capital, Inc. ................................................ 165,100 977,807
Mitsubishi UFJ Financial Group, Inc. ......................................... 77,600 572,803
Mizuho Financial Group, Inc. .............................................. 42,800 652,323
MS&AD Insurance Group Holdings, Inc. ...................................... 19,500 688,744
Nomura Holdings, Inc. ................................................... 192,700 730,839
ORIX Corp. ........................................................... 36,800 666,343
Resona Holdings, Inc. .................................................... 101,000 483,229
SBI Holdings, Inc. ...................................................... 38,600 740,672
Sumitomo Mitsui Financial Group, Inc. ....................................... 14,500 618,973
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 17,000 602,447
The Chiba Bank Ltd. .................................................... 80,900 490,009
Tokio Marine Holdings, Inc. ............................................... 26,900 618,059
10,166,046
Health Care (1.4%):
Astellas Pharma, Inc. .................................................... 50,000 744,733
Daiichi Sankyo Co. Ltd. .................................................. 15,600 491,960
Eisai Co. Ltd. .......................................................... 5,900 397,641
Otsuka Holdings Co. Ltd.(a) ............................................... 22,100 807,382

Victory Portfolios II
VictoryShares International Value Momentum ETF
34
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Takeda Pharmaceutical Co. Ltd. ............................................ 28,100 $ 881,679
3,323,395
Industrials (6.1%):
AGC, Inc.(a) .......................................................... 19,500 697,799
Dai Nippon Printing Co. Ltd. .............................................. 15,900 449,405
Hankyu Hanshin Holdings, Inc. ............................................. 26,600 876,650
IHI Corp. ............................................................. 22,700 611,711
ITOCHU Corp. ........................................................ 18,200 717,379
Kajima Corp. .......................................................... 43,800 658,761
Kawasaki Kisen Kaisha Ltd. ............................................... 15,300 373,168
Komatsu Ltd. .......................................................... 28,100 755,864
Marubeni Corp. ........................................................ 35,900 607,125
Mitsubishi Corp. ....................................................... 14,500 696,458
Mitsubishi Electric Corp. ................................................. 59,400 834,515
Mitsubishi Heavy Industries Ltd. ............................................ 12,100 562,816
Mitsui & Co. Ltd. ....................................................... 16,600 622,557
Mitsui Osk Lines Ltd. .................................................... 20,700 495,836
NIPPON EXPRESS HOLDINGS, Inc. ........................................ 14,000 786,360
Nippon Yusen KK ...................................................... 19,600 433,352
Obayashi Corp. ........................................................ 85,900 740,640
Sojitz Corp. ........................................................... 31,800 700,226
Sumitomo Corp. ........................................................ 31,500 663,928
Taisei Corp. ........................................................... 19,000 661,207
Tobu Railway Co. Ltd. ................................................... 30,800 823,582
TOPPAN, Inc. ......................................................... 27,100 582,271
Toyota Tsusho Corp. ..................................................... 13,200 653,138
15,004,748
Information Technology (3.1%):
Canon, Inc.(a) ......................................................... 30,500 801,185
Fujitsu Ltd. ........................................................... 5,300 683,071
Hirose Electric Co. Ltd. .................................................. 4,700 621,379
Itochu Techno-Solutions Corp. ............................................. 25,400 640,105
Kyocera Corp. ......................................................... 13,600 734,389
NEC Corp. ........................................................... 13,000 627,564
Ricoh Co. Ltd. ......................................................... 63,500 538,042
Rohm Co. Ltd. ......................................................... 6,000 562,240
SCSK Corp. ........................................................... 45,900 718,818
Seiko Epson Corp. ...................................................... 40,600 630,049
TDK Corp. ........................................................... 13,500 520,893
TIS, Inc. ............................................................. 21,800 542,583
7,620,318
Materials (1.6%):
JFE Holdings, Inc. ...................................................... 36,000 511,505
Mitsubishi Chemical Group Corp. ........................................... 122,000 729,903
Mitsui Chemicals, Inc. ................................................... 24,100 706,396
Nippon Steel Corp. ...................................................... 26,500 551,747
Sumitomo Chemical Co. Ltd. .............................................. 234,500 709,449
Toray Industries, Inc. .................................................... 119,772 664,441
3,873,441
Real Estate (1.2%):
Daiwa House Industry Co. Ltd. ............................................. 33,400 877,827
Hulic Co. Ltd. ......................................................... 110,500 942,788
Mitsui Fudosan Co. Ltd. .................................................. 32,500 644,346
Sumitomo Realty & Development Co. Ltd. .................................... 23,200 571,317
3,036,278
Utilities (1.3%):
Chubu Electric Power Co., Inc. ............................................. 62,600 762,325
Osaka Gas Co. Ltd. ..................................................... 50,500 772,656
The Kansai Electric Power Co., Inc. .......................................... 50,900 636,956
Tokyo Electric Power Co. Holdings, Inc.(b) .................................... 136,900 500,138

Victory Portfolios II
VictoryShares International Value Momentum ETF
35
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Tokyo Gas Co. Ltd. ..................................................... 27,800 $ 605,596
3,277,671
64,001,766
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal SA ....................................................... 41,029 1,116,030
Netherlands (2.3%):
Financials (1.6%):
ABN AMRO Bank NV(c) ................................................. 68,332 1,060,942
Aegon NV ............................................................ 257,443 1,300,544
NN Group NV ......................................................... 41,180 1,523,621
3,885,107
Health Care (0.4%):
Koninklijke Philips NV(b) ................................................ 42,737 923,650
Materials (0.3%):
OCI NV ............................................................. 38,343 919,134
5,727,891
Norway (1.2%):
Energy (0.5%):
Equinor ASA .......................................................... 45,327 1,318,510
Industrials (0.7%):
Kongsberg Gruppen ASA ................................................. 35,227 1,602,899
2,921,409
Singapore (2.1%):
Consumer Discretionary (0.5%):
Genting Singapore Ltd. ................................................... 1,798,000 1,249,996
Industrials (1.0%):
Jardine Cycle & Carriage Ltd. .............................................. 50,700 1,304,904
Keppel Corp. Ltd. ...................................................... 236,700 1,174,659
2,479,563
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 318,200 1,353,192
5,082,751
South Korea (8.6%):
Communication Services (1.1%):
KT Corp. ............................................................. 57,648 1,303,818
SK Telecom Co. Ltd. .................................................... 40,833 1,444,154
2,747,972
Consumer Discretionary (1.5%):
Hanwha Galleria Co., Ltd.(b) .............................................. 425,262 489,619
Hyundai Mobis Co. Ltd. .................................................. 5,806 1,024,510
Hyundai Motor Co. ..................................................... 7,250 1,136,252
Kia Corp. ............................................................ 14,230 955,795
3,606,176
Consumer Staples (0.6%):
KT&G Corp. .......................................................... 22,915 1,440,014
Financials (2.5%):
Hana Financial Group, Inc. ................................................ 26,219 780,043
Industrial Bank of Korea .................................................. 160,483 1,259,407
KB Financial Group, Inc. ................................................. 25,270 915,788
Samsung Life Insurance Co. Ltd. ............................................ 25,539 1,304,474
Shinhan Financial Group Co. Ltd. ........................................... 37,523 968,262

Victory Portfolios II
VictoryShares International Value Momentum ETF
36
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Woori Financial Group, Inc. ............................................... 104,517 $ 935,227
6,163,201
Industrials (1.5%):
HMM Co. Ltd. ......................................................... 54,492 779,580
Hyundai Glovis Co. Ltd. .................................................. 7,774 1,166,454
LG Corp. ............................................................. 15,108 1,009,034
SK, Inc. .............................................................. 7,753 874,978
3,830,046
Information Technology (0.6%):
LG Innotek Co. Ltd. ..................................................... 2,971 697,878
SK Hynix, Inc. ......................................................... 9,283 811,629
1,509,507
Materials (0.8%):
Hanwha Solutions Corp.(b) ................................................ 17,483 561,271
Lotte Chemical Corp. .................................................... 5,561 652,498
POSCO Holdings, Inc. ................................................... 2,601 765,929
1,979,698
21,276,614
Spain (4.4%):
Communication Services (0.6%):
Telefonica SA ......................................................... 367,772 1,491,136
Consumer Discretionary (0.7%):
Industria de Diseno Textil SA .............................................. 44,532 1,722,954
Energy (0.5%):
Repsol SA ............................................................ 88,613 1,288,814
Financials (0.9%):
Banco de Sabadell SA ................................................... 837,683 963,348
CaixaBank SA ......................................................... 296,104 1,223,495
2,186,843
Health Care (0.3%):
Grifols SA(b) .......................................................... 63,483 813,183
Industrials (0.8%):
ACS Actividades de Construccion y Servicios SA ................................ 57,229 2,008,769
Real Estate (0.6%):
Merlin Properties Socimi SA ............................................... 156,543 1,339,099
10,850,798
Sweden (2.8%):
Financials (1.3%):
Industrivarden AB, Class C ................................................ 56,102 1,546,493
Investor AB, Class B .................................................... 76,258 1,525,301
3,071,794
Health Care (0.4%):
Swedish Orphan Biovitrum AB(b) ........................................... 54,269 1,059,055
Industrials (0.4%):
Saab AB, Class B ....................................................... 20,015 1,082,665
Materials (0.4%):
SSAB AB, Class B ...................................................... 144,081 998,270
Real Estate (0.3%):
Fastighets AB Balder, Class B(b) ............................................ 175,146 639,405
6,851,189

Victory Portfolios II
VictoryShares International Value Momentum ETF
37
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Switzerland (1.2%):
Consumer Discretionary (0.5%):
The Swatch Group AG ................................................... 4,059 $ 1,184,404
Materials (0.7%):
Holcim AG ........................................................... 26,436 1,778,551
2,962,955
United Kingdom (10.5%):
Communication Services (0.5%):
Vodafone Group PLC .................................................... 1,369,433 1,286,262
Consumer Discretionary (0.9%):
Burberry Group PLC .................................................... 45,803 1,232,999
Frasers Group PLC(b) ................................................... 123,744 1,103,047
2,336,046
Consumer Staples (2.6%):
British American Tobacco PLC ............................................. 52,259 1,730,619
Haleon PLC ........................................................... 372,947 1,526,065
Imperial Brands PLC .................................................... 83,957 1,853,380
J Sainsbury PLC ....................................................... 388,055 1,325,496
6,435,560
Energy (0.6%):
Shell PLC ............................................................ 46,263 1,376,088
Financials (2.0%):
3i Group PLC ......................................................... 51,434 1,272,576
HSBC Holdings PLC .................................................... 175,707 1,387,084
NatWest Group PLC ..................................................... 347,177 1,061,550
Standard Chartered PLC .................................................. 127,476 1,105,559
4,826,769
Health Care (1.9%):
AstraZeneca PLC ....................................................... 11,836 1,694,700
GSK PLC ............................................................ 95,274 1,680,146
Hikma Pharmaceuticals PLC ............................................... 54,984 1,319,915
4,694,761
Industrials (1.0%):
BAE Systems PLC ...................................................... 128,885 1,517,103
Wise PLC, Class A(b) .................................................... 100,728 840,583
2,357,686
Materials (0.5%):
Rio Tinto PLC ......................................................... 20,184 1,277,759
Utilities (0.5%):
Centrica PLC .......................................................... 787,876 1,240,044
25,830,975
Total Common Stocks (Cost $223,243,290) 243,043,787
Collateral for Securities Loaned (2.5%)^
United States (2.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(d) ........ 1,527,843 1,527,843
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(d) ............ 1,527,843 1,527,843
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(d) ............... 1,527,843 1,527,843

Victory Portfolios II
VictoryShares International Value Momentum ETF
38
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(d) . 1,527,843 $ 1,527,843
Total Collateral for Securities Loaned (Cost $6,111,372) 6,111,372
Total Investments (Cost $229,354,662) — 101.1% 249,155,159
Liabilities in excess of other assets — (1.1)% (2,591,114)
NET ASSETS - 100.00% $ 246,564,045
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$1,984,235 and amounted to 0.8% of net assets.
(d) Rate disclosed is the daily yield on June 30, 2023.
PLC—Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 19 9/15/23 $ 2,039,291 $ 2,047,725 $ 8,434
Total unrealized appreciation $ 8,434
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 8,434

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
39
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.6%)
Brazil (6.6%):
Consumer Staples (1.0%):
JBS SA .............................................................. 257,400 $ 938,698
M Dias Branco SA ...................................................... 93,900 834,915
1,773,613
Energy (0.5%):
Petroleo Brasileiro SA , Preference Shares ..................................... 138,300 853,019
Financials (1.4%):
Banco do Brasil SA ..................................................... 103,900 1,072,051
BB Seguridade Participacoes SA ............................................ 198,300 1,274,452
2,346,503
Health Care (0.8%):
Hypera SA ............................................................ 135,700 1,304,083
Industrials (0.5%):
Cielo SA ............................................................. 884,600 848,072
Materials (1.2%):
Bradespar SA , Preference Shares ............................................ 242,000 1,122,631
Gerdau SA , Preference Shares .............................................. 190,120 995,532
2,118,163
Utilities (1.2%):
Cia Energetica de Minas Gerais , Preference Shares ............................... 419,200 1,125,992
Cia Paranaense de Energia , Preference Shares .................................. 546,800 946,795
2,072,787
11,316,240
Chile (2.9%):
Consumer Staples (0.8%):
Cencosud SA .......................................................... 721,472 1,399,602
Industrials (0.3%):
Cia Sud Americana de Vapores SA ........................................... 8,075,434 548,941
Materials (1.1%):
Empresas CMPC SA .................................................... 613,345 1,174,606
Sociedad Quimica y Minera de Chile SA , Class B ................................ 10,268 748,606
1,923,212
Utilities (0.7%):
Enel Chile SA ......................................................... 16,743,467 1,089,044
4,960,799
China (24.2%):
Communication Services (0.5%):
China Tower Corp. Ltd. , Class H (a) .......................................... 7,515,499 834,448
Consumer Discretionary (1.9%):
China Tourism Group Duty Free Corp., Ltd. (a) (b) ................................ 39,900 539,760
Great Wall Motor Co. Ltd. , Class H .......................................... 534,492 611,865
Guangzhou Automobile Group Co. Ltd. , Class H ................................ 1,567,758 934,368
Koolearn Technology Holding Ltd. (a) (b) ...................................... 106,574 346,828
Yadea Group Holdings Ltd. (a) .............................................. 348,225 791,936
3,224,757
Consumer Staples (0.5%):
Tsingtao Brewery Co. Ltd. , Class H .......................................... 96,000 872,315
Energy (3.4%):
China Coal Energy Co. Ltd. , Class H ......................................... 1,068,298 793,483
China Petroleum & Chemical Corp. , Class H ................................... 1,777,449 1,041,195

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
40
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
China Shenhua Energy Co. Ltd. , Class H ...................................... 361,375 $ 1,104,551
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 780,900 1,067,490
PetroChina Co. Ltd. , Class H .............................................. 1,609,469 1,113,279
Yankuang Energy Group Co. Ltd. , Class H ..................................... 263,288 754,345
5,874,343
Financials (10.7%):
Agricultural Bank of China Ltd. , Class H ...................................... 4,281,654 1,683,001
Bank of China Ltd. , Class H ............................................... 4,432,464 1,776,221
Bank of Communications Co. Ltd. , Class H .................................... 2,089,789 1,384,178
China CITIC Bank Corp. Ltd. , Class H ....................................... 2,755,600 1,294,155
China Life Insurance Co. Ltd. , Class H ....................................... 487,467 812,476
China Merchants Bank Co. Ltd. , Class H ...................................... 147,500 670,138
China Minsheng Banking Corp. Ltd. , Class H ................................... 3,175,298 1,175,181
China Pacific Insurance Group Co. Ltd. , Class H ................................ 275,400 711,723
CITIC Securities Co. Ltd. , Class H .......................................... 484,001 877,116
GF Securities Co. Ltd. , Class H ............................................. 610,593 843,143
Haitong Securities Co. Ltd. , Class H ......................................... 1,461,669 895,391
Huatai Securities Co. Ltd. , Class H (a) ........................................ 788,039 973,521
Industrial & Commercial Bank of China Ltd. , Class H ............................. 2,545,957 1,358,156
New China Life Insurance Co. Ltd. , Class H .................................... 292,546 770,968
PICC Property & Casualty Co. Ltd. , Class H ................................... 837,620 931,081
Postal Savings Bank of China Co. Ltd. , Class H (a) ............................... 1,398,395 860,199
The People's Insurance Co. Group of China Ltd. , Class H .......................... 3,149,777 1,141,617
18,158,265
Health Care (1.8%):
3SBio, Inc. (a) ......................................................... 836,500 840,162
China Resources Pharmaceutical Group Ltd. (a) ................................. 781,084 679,836
Sinopharm Group Co. Ltd. , Class H .......................................... 315,296 985,840
WuXi AppTec Co Ltd. , Class H (a) ........................................... 72,921 581,641
3,087,479
Industrials (1.3%):
China Railway Group Ltd. , Class H .......................................... 1,145,885 756,056
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 740,366 667,073
Weichai Power Co. Ltd. .................................................. 556,642 815,530
2,238,659
Materials (3.1%):
Aluminum Corp. of China Ltd. , Class H ....................................... 1,576,000 677,810
Anhui Conch Cement Co. Ltd. , Class H ....................................... 298,794 793,154
China Hongqiao Group Ltd. ............................................... 928,849 753,919
China National Building Material Co. Ltd. , Class H .............................. 1,135,628 698,563
CMOC Group Ltd. , Class H ............................................... 1,311,198 686,079
Jiangxi Copper Co. Ltd. , Class H ............................................ 615,000 944,983
Zijin Mining Group Co. Ltd. , Class H ........................................ 496,128 728,138
5,282,646
Real Estate (0.6%):
China Vanke Co. Ltd. , Class H ............................................. 463,142 621,802
Seazen Group Ltd. (b) .................................................... 2,249,513 439,240
1,061,042
Utilities (0.4%):
Huaneng Power International, Inc. , Class H (b) .................................. 991,656 620,125
41,254,079
Cyprus (0.0%):(c)
Financials (0.0%):(c)
TCS Group Holding PLC , GDR (b) (d) ........................................ 15,868 6,079

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
41
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Egypt (0.4%):
Financials (0.4%):
Commercial International Bank ............................................. 390,002 $ 644,736
Greece (0.0%):(c)
Consumer Discretionary (0.0%):(c)
FF Group (b) (d) ........................................................ 14,913 3,905
Hong Kong (3.2%):
Industrials (0.9%):
Orient Overseas International Ltd. ........................................... 46,906 629,149
Sinotruk Hong Kong Ltd. ................................................. 450,000 874,076
1,503,225
Information Technology (0.5%):
Lenovo Group Ltd. ...................................................... 855,691 892,198
Real Estate (1.2%):
C&D International Investment Group Ltd. ..................................... 258,000 584,770
China Overseas Land & Investment Ltd. , Class H ................................ 342,350 746,243
Yuexiu Property Co. Ltd. ................................................. 565,949 657,988
1,989,001
Utilities (0.6%):
Beijing Enterprises Holdings Ltd. ........................................... 281,191 1,017,364
5,401,788
Hungary (0.7%):
Health Care (0.7%):
Richter Gedeon Nyrt .................................................... 46,691 1,152,908
India (7.5%):
Consumer Discretionary (2.3%):
Indian Hotels Co. Ltd. ................................................... 239,875 1,147,745
Mahindra & Mahindra Ltd. ................................................ 94,179 1,668,860
TVS Motor Co. Ltd. ..................................................... 72,267 1,167,858
3,984,463
Consumer Staples (1.0%):
ITC Ltd. ............................................................. 315,800 1,738,549
Financials (1.4%):
Power Finance Corp. Ltd. ................................................. 423,623 1,114,944
REC Ltd. ............................................................. 646,506 1,297,643
2,412,587
Health Care (1.2%):
Sun Pharmaceutical Industries Ltd. .......................................... 160,226 2,054,019
Industrials (1.6%):
Bharat Electronics Ltd. ................................................... 856,300 1,312,668
Cummins India Ltd. ..................................................... 56,659 1,342,101
2,654,769
12,844,387
Indonesia (7.7%):
Communication Services (0.8%):
PT Telkom Indonesia Persero Tbk ........................................... 4,978,549 1,328,499
Consumer Discretionary (0.8%):
PT Astra International Tbk ................................................ 2,969,905 1,342,302
Consumer Staples (1.0%):
PT Indofood Sukses Makmur Tbk ........................................... 3,649,977 1,789,682

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
42
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Energy (2.4%):
Medco Energi Internasional Tbk PT .......................................... 10,177,500 $ 604,268
PT Adaro Energy Indonesia Tbk ............................................ 5,998,181 892,324
PT Bukit Asam Tbk ..................................................... 4,451,700 795,901
PT Indo Tambangraya Megah Tbk ........................................... 559,000 899,658
PT United Tractors Tbk .................................................. 599,068 930,174
4,122,325
Financials (1.5%):
PT Bank Mandiri Persero Tbk .............................................. 3,455,888 1,198,840
PT Bank Negara Indonesia Persero Tbk ....................................... 2,298,506 1,403,024
2,601,864
Health Care (0.6%):
PT Kalbe Farma Tbk .................................................... 7,227,033 988,353
Utilities (0.6%):
PT Perusahaan Gas Negara Tbk ............................................. 11,564,750 1,006,805
13,179,830
Malaysia (3.7%):
Consumer Discretionary (0.9%):
Genting Bhd .......................................................... 1,810,600 1,575,785
Financials (2.8%):
Malayan Banking Bhd ................................................... 1,409,600 2,607,684
RHB Bank Bhd ........................................................ 1,842,100 2,144,181
4,751,865
6,327,650
Mexico (4.7%):
Consumer Staples (2.7%):
Arca Continental SAB de CV .............................................. 153,129 1,574,239
Coca-Cola Femsa SAB de CV .............................................. 194,842 1,628,958
Grupo Bimbo SAB de CV , Class A .......................................... 248,683 1,331,763
4,534,960
Financials (1.2%):
Banco del Bajio SA (a) ................................................... 326,677 992,973
Grupo Financiero Inbursa SAB de CV (b) ...................................... 442,670 1,051,710
2,044,683
Real Estate (0.8%):
Fibra Uno Administracion SA de CV ......................................... 913,390 1,334,273
7,913,916
Poland (0.9%):
Materials (0.4%):
KGHM Polska Miedz SA ................................................. 27,397 757,732
Utilities (0.5%):
PGE Polska Grupa Energetyczna SA (b) ....................................... 440,450 786,827
1,544,559
Russian Federation (0.0%):(c)
Consumer Staples (0.0%):(c)
Magnit PJSC , GDR (b) (d) (e) ............................................... 32,414 74
Energy (0.0%):(c)
Gazprom PJSC (b) (d) (e) .................................................. 324,752 8,709
Financials (0.0%):
Sberbank of Russia PJSC (b) (d) (e) ........................................... 177,888 —
Materials (0.0%):(c)
PhosAgro PJSC , GDR (b) (d) (e) ............................................. 35,202 273

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
43
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Severstal PAO (b) (d) (e) ................................................... 37,552 $ —
United Co. RUSAL International PJSC (d) (e) ................................... 555,630 3,900
4,173
Utilities (0.0%):(c)
Inter RAO UES PJSC (b) (d) (e) ............................................. 23,475,472 7,538
20,494
South Africa (3.3%):
Consumer Discretionary (0.4%):
Naspers Ltd. , Class N .................................................... 3,878 700,624
Consumer Staples (0.9%):
Shoprite Holdings Ltd. ................................................... 124,611 1,494,243
Financials (1.7%):
Nedbank Group Ltd. ..................................................... 106,601 1,295,165
OUTsurance Group Ltd. .................................................. 847,187 1,530,581
2,825,746
Materials (0.3%):
AngloGold Ashanti Ltd. .................................................. 27,150 574,035
5,594,648
Taiwan (20.9%):
Communication Services (1.2%):
Far EasTone Telecommunications Co. Ltd. ..................................... 828,000 2,090,077
Consumer Discretionary (0.4%):
Yulon Motor Co., Ltd. ................................................... 255,000 676,440
Financials (0.9%):
Taiwan Business Bank ................................................... 3,549,000 1,624,165
Industrials (4.0%):
Eva Airways Corp. ...................................................... 869,000 1,110,739
Evergreen Marine Corp. Ltd. ............................................... 168,400 505,665
Far Eastern New Century Corp. ............................................. 1,659,000 1,782,181
Tatung Co., Ltd. (b) ...................................................... 978,000 1,705,485
Walsin Lihwa Corp. ..................................................... 494,000 650,459
Yang Ming Marine Transport Corp. .......................................... 511,000 1,033,882
6,788,411
Information Technology (14.4%):
Acer, Inc. ............................................................ 1,431,000 1,440,743
ASE Technology Holding Co. Ltd. ........................................... 307,000 1,089,457
Asustek Computer, Inc. ................................................... 126,000 1,272,625
AU Optronics Corp. ..................................................... 1,818,800 1,086,444
Catcher Technology Co. Ltd. ............................................... 312,000 1,758,494
Chicony Electronics Co. Ltd. .............................................. 597,000 1,878,926
Compal Electronics, Inc. .................................................. 2,042,000 1,918,187
Hon Hai Precision Industry Co. Ltd. ......................................... 547,000 1,985,066
Innolux Corp. ......................................................... 2,069,995 1,013,791
Inventec Corp. ......................................................... 909,000 1,261,121
Lite-On Technology Corp. ................................................ 476,000 1,582,183
Macronix International Co. Ltd. ............................................ 1,043,000 1,095,321
Novatek Microelectronics Corp. ............................................ 67,000 917,705
Pegatron Corp. ......................................................... 837,000 2,010,649
Powertech Technology, Inc. ................................................ 511,000 1,723,136
Wistron Corp. ......................................................... 471,000 1,373,460
Zhen Ding Technology Holding Ltd. ......................................... 313,000 1,055,463
24,462,771
35,641,864

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
44
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Thailand (6.2%):
Communication Services (0.4%):
True Corp. PCL (b) ...................................................... 3,634,716 $ 671,594
Consumer Staples (1.1%):
Charoen Pokphand Foods PCL ............................................. 3,357,300 1,865,740
Financials (2.0%):
Bangkok Bank PCL ..................................................... 387,000 1,741,271
Krung Thai Bank PCL ................................................... 3,085,600 1,688,637
3,429,908
Health Care (1.6%):
Bangkok Dusit Medical Services PCL ........................................ 1,856,400 1,453,213
Bumrungrad Hospital PCL ................................................ 203,600 1,298,019
2,751,232
Information Technology (0.3%):
Delta Electronics Thailand PCL ............................................. 168,000 436,005
Real Estate (0.8%):
Central Pattana PCL ..................................................... 753,900 1,392,996
10,547,475
Turkey (5.7%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri A/S ............................................ 285,316 398,864
Consumer Discretionary (1.0%):
Arcelik A/S ........................................................... 101,357 507,445
Ford Otomotiv Sanayi A/S ................................................ 22,203 650,711
Tofas Turk Otomobil Fabrikasi A/S .......................................... 49,041 476,883
1,635,039
Consumer Staples (0.6%):
BIM Birlesik Magazalar A/S ............................................... 91,342 599,772
Coca-Cola Icecek A/S .................................................... 50,977 516,127
1,115,899
Energy (0.3%):
Turkiye Petrol Rafinerileri A/S ............................................. 156,755 478,725
Financials (1.1%):
Akbank TAS .......................................................... 560,009 435,650
Haci Omer Sabanci Holding A/S ............................................ 303,272 537,490
Turkiye Is Bankasi A/S ................................................... 779,396 422,022
Yapi ve Kredi Bankasi A/S ................................................ 847,814 423,806
1,818,968
Industrials (1.8%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 198,454 416,149
Enka Insaat ve Sanayi A/S ................................................ 384,702 434,094
KOC Holding AS ....................................................... 141,675 565,801
Pegasus Hava Tasimaciligi AS (b) ........................................... 23,695 563,033
Turk Hava Yollari AO (b) .................................................. 76,561 571,122
Turkiye Sise ve Cam Fabrikalari A/S ......................................... 269,291 461,087
3,011,286
Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS (b) ..................................... 347,399 491,273
Koza Altin Isletmeleri A/S ................................................ 346,691 331,120
822,393

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
45
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 722,938
Inter RAO UES PJSC .........................................
5/2/2018
1,576,280
Magnit PJSC , GDR ..........................................
12/21/2021
479,540
PhosAgro PJSC , GDR ........................................
12/21/2021
748,678
Sberbank of Russia PJSC ......................................
10/24/2017
634,243
Severstal PAO ..............................................
5/27/2021
881,363
United Co. RUSAL International PJSC ............................
11/30/2021
516,962
Security Description Shares Value
Utilities (0.2%):
Enerjisa Enerji A/S (a) .................................................... 322,030 $ 434,066
9,715,240
United States (0.0%):(c)
Materials (0.0%):(c)
Phosagro Public Joint , GDR (b) (d) ........................................... 227 2
Total Common Stocks (Cost $161,171,594) 168,070,599
Total Investments (Cost $161,171,594) — 98.6% 168,070,599
Other assets in excess of liabilities — 1.4% 2,355,404
NET ASSETS - 100.00% $ 170,426,003
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$7,875,370 and amounted to 4.6% of net assets.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
46
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 24 9/15/23 $ 1,200,253 $ 1,197,480 $ (2,773)
Total unrealized appreciation $ –
Total unrealized depreciation (2,773)
Total net unrealized appreciation (depreciation) $ (2,773)

Statements of Assets and Liabilities
June 30, 2023
47
See notes to financial statements.
Victory Portfolios II
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Assets:
Investments,
at value (Cost $183,425,715 and $209,728,342) $ 192,608,259 (a) $ 230,432,396 (b)
Cash 572,851 634,988
Deposit with broker for futures contracts 314,047 300,858
Receivables:
Interest and dividends 266,919 319,356
Investments sold 9,573,278 —
Variation margin on open futures contracts 8,346 2,411
Prepaid expenses 1,413 1,291
Total Assets 203,345,113 231,691,300
Liabilities:
Payables:
Collateral received on loaned securities 1,089,492 948,428
Capital shares redeemed 9,628,414 —
Accrued expenses and other payables:
Investment advisory fees 28,561 27,678
Administration fees — 19,827
Custodian fees 3,205 3,060
Compliance fees 169 172
Trustees' fees 156 153
Other accrued expenses 26,842 32,299
Total Liabilities 10,776,839 1,031,617
Commitments and contingencies (Note 5 )
Net Assets:
Capital 263,984,286 270,149,074
Total accumulated earnings/(loss) (71,416,012) (39,489,391)
Net Assets $ 192,568,274 $ 230,659,683
Shares outstanding (unlimited shares authorized, no par value): 3,000,000 3,450,000
Net asset value: $ 64 .19 $ 66 .86
(a) Includes $1,072,434 of securities on loan.
(b) Includes $955,819 of securities on loan.

Statements of Assets and Liabilities
June 30, 2023
48
See notes to financial statements.
Victory Portfolios II
VictoryShares
International
Value Momentum
ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Assets:
Investments,
at value (Cost $229,354,662 and $161,171,594) $ 249,155,159 (a) $ 168,070,599
Foreign currency, at value (Cost $155,676 and $453,685) 155,274 453,648
Cash 1,708,258 410,941
Deposit with broker for futures contracts 238,690 350,271
Receivables:
Interest and dividends 626,959 2,033,581
Investments sold — 5,526
Variation margin on open futures contracts 22,871 6,925
Reclaims 929,165 14,096
Prepaid expenses 1,590 1,036
Total Assets 252,837,966 171,346,623
Liabilities:
Payables:
Collateral received on loaned securities 6,111,372 —
Accrued foreign capital gains taxes — 750,390
Accrued expenses and other payables:
Investment advisory fees 77,052 44,205
Administration fees 1,461 1,412
Custodian fees 41,901 63,484
Compliance fees 188 131
Trustees' fees 161 148
Other accrued expenses 41,786 60,850
Total Liabilities 6,273,921 920,620
Commitments and contingencies (Note 5 )
Net Assets:
Capital 312,756,167 204,259,765
Total accumulated earnings/(loss) (66,192,122) (33,833,762)
Net Assets $ 246,564,045 $ 170,426,003
Shares outstanding (unlimited shares authorized, no par value): 5,650,000 4,050,000
Net asset value: $ 43 .64 $ 42 .08
(a) Includes $5,830,187 of securities on loan.

Statements of Operations
For the Year Ended June 30, 2023
49
See notes to financial statements.
Victory Portfolios II
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Investment Income:
Dividends $ 5,439,676 $ 4,688,020
Interest 22,492 23,449
Securities lending (net of fees) 1,101 26,123
Foreign tax withholding (601) (2,996)
Total Income 5,462,668 4,734,596
Expenses:
Investment advisory fees 373,553 356,398
Administration fees 136,720 130,811
Sub-Administration fees 19,304 21,637
Custodian fees 14,820 14,282
Servicing fees 2,166 2,166
Trustees' fees 17,780 16,940
Compliance fees 2,283 2,177
Legal and audit fees 28,436 25,017
Other expenses 59,406 71,925
Total Expenses 654,468 641,353
Expenses waived/reimbursed by Adviser (156,765) (59,989)
Net Expenses 497,703 581,364
Net Investment Income (Loss) 4,964,965 4,153,232
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (5,788,161) (10,951,406)
Net realized gains (losses) from futures contracts 168,006 12,195
Net realized gains (losses) from in-kind redemptions 11,817,993 7,647,128
Net change in unrealized appreciation/depreciation on investment securities 11,086,422 27,571,272
Net change in unrealized appreciation/depreciation on futures contracts 78,471 74,418
Net realized/unrealized gains (losses) on investments 17,362,731 24,353,607
Change in net assets resulting from operations $ 22,327,696 $ 28,506,839

Statements of Operations
For the Year Ended June 30, 2023
50
See notes to financial statements.
Victory Portfolios II
VictoryShares
International Value
Momentum ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Investment Income:
Dividends $ 11,857,361 $ 11,237,041
Non-cash dividends 596,125 —
Interest 21,693 7,350
Securities lending (net of fees) 77,367 42,515
Foreign tax withholding (1,259,453) (1,404,391)
Total Income 11,293,093 9,882,515
Expenses:
Investment advisory fees 670,512 536,789
Administration fees 147,677 98,521
Sub-Administration fees 19,304 21,303
Custodian fees 124,969 270,548
Servicing fees 2,889 2,889
Trustees' fees 18,767 13,304
Compliance fees 2,450 1,648
Legal and audit fees 47,452 77,030
Line of credit fees — 16,405
Other expenses 53,425 46,799
Total Expenses 1,087,445 1,085,236
Expenses waived/reimbursed by Adviser (149,097) (275,288)
Net Expenses 938,348 809,948
Net Investment Income (Loss) 10,354,745 9,072,567
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (24,489,930) (20,365,736)
Foreign taxes on realized gains — (301,487)
Net realized gains (losses) from futures contracts 107,884 29,036
Net realized gains (losses) from in-kind redemptions 6,260,344 2,765,406
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 39,040,423 21,854,456
Net change in unrealized appreciation/depreciation on futures contracts 20,627 13,230
Net change in accrued foreign taxes on unrealized gains — (688,612)
Net realized/unrealized gains (losses) on investments 20,939,348 3,306,293
Change in net assets resulting from operations $ 31,294,093 $ 12,378,860

51
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Value
Momentum ETF
VictoryShares US Small Mid Cap
Value Momentum ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,964,965 $ 5,579,531 $ 4,153,232 $ 3,329,478
Net realized gains (losses) 6,197,838 64,245,529 (3,292,083) 21,387,250
Net change in unrealized appreciation/depreciation 11,164,893 (84,518,410) 27,645,690 (69,348,412)
Change in net assets resulting from operations 22,327,696 (14,693,350) 28,506,839 (44,631,684)
Change in net assets resulting from distributions to shareholders (5,037,898) (5,861,933) (3,949,369) (3,010,992)
Change in net assets resulting from capital transactions (92,182,672) (155,196,933) (51,254,237) 5,367,845
Change in net assets (74,892,874) (175,752,216) (26,696,767) (42,274,831)
Net Assets:
Beginning of period 267,461,148 443,213,364 257,356,450 299,631,281
End of period $ 192,568,274 $ 267,461,148 $ 230,659,683 $ 257,356,450
Capital Transactions:
Proceeds from shares issued $ — $ 88,866,918 $ 3,167,675 $ 95,338,557
Cost of shares redeemed (92,182,672) (244,063,851) (54,421,912) (89,970,712)
Change in net assets resulting from capital transactions $ (92,182,672) $ (155,196,933) $ (51,254,237) $ 5,367,845
Share Transactions:
Issued — 1,300,000 50,000 1,350,000
Redeemed (1,450,000) (3,600,000) (850,000) (1,250,000)
Change in Shares (1,450,000) (2,300,000) (800,000) 100,000

52
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares International
Value Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,354,745 $ 10,073,851 $ 9,072,567 $ 9,609,284
Net realized gains (losses) (18,121,702) (689,429) (17,872,781) 1,927,212
Net change in unrealized appreciation/depreciation 39,061,050 (64,701,944) 21,179,074 (59,090,887)
Change in net assets resulting from operations 31,294,093 (55,317,522) 12,378,860 (47,554,391)
Change in net assets resulting from distributions to shareholders (9,023,923) (12,229,755) (8,231,290) (10,246,565)
Change in net assets resulting from capital transactions (58,663,287) (6,876,009) (43,657,374) 2,145,943
Change in net assets (36,393,117) (74,423,286) (39,509,804) (55,655,013)
Net Assets:
Beginning of period 282,957,162 357,380,448 209,935,807 265,590,820
End of period $ 246,564,045 $ 282,957,162 $ 170,426,003 $ 209,935,807
Capital Transactions:
Proceeds from shares issued $ — $ — $ — $ 9,384,929
Cost of shares redeemed (58,663,287) (6,876,009) (43,657,374) (7,238,986)
Change in net assets resulting from capital transactions $ (58,663,287) $ (6,876,009) $ (43,657,374) $ 2,145,943
Share Transactions:
Issued — — — 200,000
Redeemed (1,400,000) (150,000) (1,100,000) (150,000)
Change in Shares (1,400,000) (150,000) (1,100,000) 50,000

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
53
See notes to financial statements.
VictoryShares US Value Momentum ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
October 24,
2017(b)
through
August 31,
2018
Net Asset Value, Beginning of Period $60.10 $65.66 $45.30 $50.37 $53.85 $50.19
Investment Activities:
Net investment income (loss)(c) 1.25 1.07 0.81 0.72 1.00 0.78
Net realized and unrealized gains (losses) 4.10 (5.52) 20.32 (4.85) (3.59) 3.34
Total from Investment Activities 5.35 (4.45) 21.13 (4.13) (2.59) 4.12
Distributions to Shareholders from:
Net investment income (1.27) (1.11) (0.77) (0.94) (0.89) (0.46)
Total Distributions (1.27) (1.11) (0.77) (0.94) (0.89) (0.46)
Net Asset Value, End of Period $64.19 $60.10 $65.66 $45.30 $50.37 $53.85
Total Return(d)(e) 8.99% (6.94)% 47.02% (8.31)% (4.79)% 8.23%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.20% 0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income (Loss)(f) 2.00% 1.59% 1.47% 1.80% 2.00% 1.76%
Gross Expenses(f)(g) 0.26% 0.27% 0.27% 0.28% 0.25% 0.25%
Supplemental Data:
Net Assets at end of period (000's) $192,568 $267,461 $443,213 $464,347 $468,445 $398,504
Portfolio Turnover(d)(h) 101% 53% 76% 66% 87% 84%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
VictoryShares US Small Mid Cap Value Momentum ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
October 24,
2017(b)
through
August 31,
2018
Net Asset Value, Beginning of Period $60.55 $72.20 $45.57 $49.54 $57.21 $50.13
Investment Activities:
Net investment income (loss)(c) 1.12 0.88 0.52 0.60 1.00 0.57
Net realized and unrealized gains (losses) 6.29 (11.79) 26.84 (3.74) (7.86) 6.81
Total from Investment Activities 7.41 (10.91) 27.36 (3.14) (6.86) 7.38
Distributions to Shareholders from:
Net investment income (1.10) (0.74) (0.73) (0.83) (0.81) (0.30)
Total Distributions (1.10) (0.74) (0.73) (0.83) (0.81) (0.30)
Net Asset Value, End of Period $66.86 $60.55 $72.20 $45.57 $49.54 $57.21
Total Return(d)(e) 12.33% (15.24)% 60.47% (6.44)% (11.99)% 14.80%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.24%(h) 0.24%(h) 0.24%(h) 0.25% 0.25% 0.25%
Net Investment Income (Loss)(f) 1.75% 1.26% 0.87% 1.53% 1.98% 1.25%
Gross Expenses(f)(g) 0.27% 0.27% 0.28% 0.31% 0.30% 0.30%
Supplemental Data:
Net Assets at end of period (000's) $230,660 $257,356 $299,631 $239,247 $101,564 $71,517
Portfolio Turnover(d)(i) 126% 70% 78% 70% 88% 81%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(i) Excludes impact of in-kind transactions.

55
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International Value Momentum ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
October 24,
2017(b)
through
August 31,
2018
Net Asset Value, Beginning of Period $40.14 $49.64 $38.42 $43.16 $48.10 $50.08
Investment Activities:
Net investment income (loss)(c) 1.59 1.41 1.28 0.83 1.30 1.34
Net realized and unrealized gains (losses) 3.33 (9.20) 11.17 (4.35) (4.99) (2.64)
Total from Investment Activities 4.92 (7.79) 12.45 (3.52) (3.69) (1.30)
Distributions to Shareholders from:
Net investment income (1.42) (1.71) (1.23) (1.22) (1.25) (0.68)
Total Distributions (1.42) (1.71) (1.23) (1.22) (1.25) (0.68)
Net Asset Value, End of Period $43.64 $40.14 $49.64 $38.42 $43.16 $48.10
Total Return(d)(e) 12.50% (16.12)% 32.66% (8.39)% (7.70)% (2.64)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(f) 3.86% 2.96% 2.86% 2.41% 2.90% 3.12%
Gross Expenses(f)(g) 0.41% 0.41% 0.42% 0.41% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $246,564 $282,957 $357,380 $315,004 $323,693 $307,836
Portfolio Turnover(d)(h) 105% 68% 90% 62% 87% 65%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
VictoryShares Emerging Markets Value Momentum ETF
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
October 24,
2017(b)
through
August 31,
2018
Net Asset Value, Beginning of Period $40.76 $52.08 $37.91 $41.23 $45.58 $49.95
Investment Activities:
Net investment income (loss)(c) 2.04 1.91 1.36 0.73 1.31 1.17
Net realized and unrealized gains (losses) 1.04 (11.18) 14.10 (2.85) (4.73) (5.10)
Total from Investment Activities 3.08 (9.27) 15.46 (2.12) (3.42) (3.93)
Distributions to Shareholders from:
Net investment income (1.76) (2.05) (1.29) (1.20) (0.93) (0.44)
Total Distributions (1.76) (2.05) (1.29) (1.20) (0.93) (0.44)
Net Asset Value, End of Period $42.08 $40.76 $52.08 $37.91 $41.23 $45.58
Total Return(d)(e) 7.80% (18.34)% 41.48% (5.47)% (7.62)% (7.95)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(f) 5.07% 4.05% 2.98% 2.18% 3.00% 2.77%
Gross Expenses(f)(g) 0.61% 0.55% 0.56% 0.57% 0.50% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $170,426 $209,936 $265,591 $164,892 $169,051 $154,974
Portfolio Turnover(d)(h) 109% 70% 95% 51% 67% 58%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2023
Victory Portfolios II
57
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following four Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares, (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment
(the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i)
a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized
Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit
Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of
Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Funds (Legal Name) Funds (Short Name)
VictoryShares US Value Momentum ETF US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF Emerging Markets Value Momentum ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US Value Momentum ETF ............................................... $ 500 2.00%
US Small Mid Cap Value Momentum ETF .................................... 750 2.00%
International Value Momentum ETF ........................................ 3,000 2.00%
Emerging Markets Value Momentum ETF .................................... 5,500 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
58
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
US Value Momentum ETF
Common Stocks ............................ $ 191,518,767 $ — $ — $ 191,518,767
Collateral for Securities Loaned ................ 1,089,492 — — 1,089,492
Total .................................... $ 192,608,259 $ — $ — $ 192,608,259
Other Financial Investments:*
Assets:
Futures Contracts ........................... 21,338 — — 21,338
Total .................................... $ 21,338 $ — $ — $ 21,338
US Small Mid Cap Value Momentum ETF
Common Stocks ............................ 229,479,839 — — 229,479,839
Rights ................................... — — 4,129 4,129
Collateral for Securities Loaned ................ 948,428 — — 948,428
Total .................................... $ 230,428,267 $ — $ 4,129 $ 230,432,396
Other Financial Investments:*
Assets:
Futures Contracts ........................... 6,638 — — 6,638
Total .................................... $ 6,638 $ — $ — $ 6,638
International Value Momentum ETF
Common Stocks ............................ 243,043,787 — — 243,043,787
Collateral for Securities Loaned ................ 6,111,372 — — 6,111,372
Total .................................... $ 249,155,159 $ — $ — $ 249,155,159
Other Financial Investments:*
Assets:
Futures Contracts ........................... 8,434 — — 8,434
Total .................................... $ 8,434 $ — $ — $ 8,434

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
59
As of June 30, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2023, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting
Level 1 Level 2 Level 3 Total
Emerging Markets Value Momentum ETF
Common Stocks ............................ $ 168,040,119 $ — $ 30,480 $ 168,070,599
Total .................................... $ 168,040,119 $ — $ 30,480 $ 168,070,599
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (2,773) — — (2,773)
Total .................................... $ (2,773) $ — $ — $ (2,773)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
60
the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year June 30, 2023, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2023:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 36,410 (2,773)
US Value Momentum ETF ............................................................... $ 21,338 $ –
US Small Mid Cap Value Momentum ETF .................................................... 6,638 –
International Value Momentum ETF ........................................................ 8,434 –
Emerging Markets Value Momentum ETF .................................................... – 2,773
* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 317121.00 186746.00
US Value Momentum ETF ........................................................... $ 168,006 $ 78,471
US Small Mid Cap Value Momentum ETF ................................................ 12,195 74,418
International Value Momentum ETF .................................................... 107,884 20,627
Emerging Markets Value Momentum ETF ................................................ 29,036 13,230

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
61
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US Value Momentum ETF .......................................... $ 1,072,434 $ — $ 1,089,492
US Small Mid Cap Value Momentum ETF ............................... 955,819 — 948,428
International Value Momentum ETF ................................... 5,830,187 — 6,111,372

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
62
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2023, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of June
30, 2023, certain fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Value Momentum ETF .................................. $ 248,439,116 $ 247,502,136 $ — $ 91,664,549
US Small Mid Cap Value Momentum ETF ....................... 301,793,107 300,540,866 3,147,120 54,034,100
International Value Momentum ETF ........................... 275,875,943 280,474,222 — 54,728,254
Emerging Markets Value Momentum ETF ....................... 194,611,069 214,559,278 — 23,261,158
US Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Small Mid Cap Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
International Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.6
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
Emerging Markets Value Momentum ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.6
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
63
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Flat Rate
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2023
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
64
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2023, the Adviser voluntarily waived the following amounts:
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the year ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — The Emerging Markets Value Momentum ETF invests in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Smaller-Capitalization Stock Risk — Small- and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Expires
2024
Expires
2025
Expires
2026 Total
US Value Momentum ETF .............................................. $ 169,706 $ 130,524 $ 74,980 $ 375,210
International Value Momentum ETF ....................................... 144,936 104,166 61,004 310,106
Emerging Markets Value Momentum ETF ................................... 195,585 147,952 216,521 560,058
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 81,785
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 59,989
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 88,093
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 58,767

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
65
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the
Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended June 30, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
Amount
Outstanding
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . $ — $ 6,150,692 4.88% $20,700,000
Declared Paid
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total Accumulated Earnings/
(Loss) Capital
US Value Momentum ETF .................................................. $ (11,744,192) $ 11,744,192
US Small Mid Cap Value Momentum ETF ....................................... (7,625,839) 7,625,839
International Value Momentum ETF ........................................... (5,785,337) 5,785,337
Emerging Markets Value Momentum ETF ....................................... (2,441,398) 2,441,398

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
66
As of June 30, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and REIT adjustments.
As of June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in
Year Ended June 30, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US Value Momentum ETF .................................................................... $ 5,037,898 $ 5,037,898
US Small Mid Cap Value Momentum ETF ......................................................... 3,949,369 3,949,369
International Value Momentum ETF ............................................................. 9,023,923 9,023,923
Emerging Markets Value Momentum ETF ......................................................... 8,231,290 8,231,290
Year Ended June 30, 2022
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US Value Momentum ETF .................................................................... $ 5,861,933 $ 5,861,933
US Small Mid Cap Value Momentum ETF ......................................................... 3,010,992 3,010,992
International Value Momentum ETF ............................................................. 12,229,755 12,229,755
Emerging Markets Value Momentum ETF ......................................................... 10,246,565 10,246,565
Undistributed
Ordinary
Income
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
US Value Momentum ETF ................. $ 419,207 $ 419,207 $ (80,929,015) $ 9,093,796 $ (71,416,012)
US Small Mid Cap Value Momentum ETF ...... 412,717 412,717 (60,466,849) 20,564,741 (39,489,391)
International Value Momentum ETF .......... 2,951,982 2,951,982 (85,299,978) 16,155,874 (66,192,122)
Emerging Markets Value Momentum ETF ...... 2,700,473 2,700,473 (41,051,586) 4,517,351 (33,833,762)
Short-Term
Amount
Long-Term
Amount Total
US Value Momentum ETF ............................................... $ 62,184,494 $ 18,744,521 $ 80,929,015
US Small Mid Cap Value Momentum ETF .................................... 56,572,873 3,893,976 60,466,849
International Value Momentum ETF ........................................ 63,614,249 21,685,729 85,299,978
Emerging Markets Value Momentum ETF .................................... 28,251,110 12,800,476 41,051,586
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Value Momentum ETF .......................... $ 183,514,463 $ 18,887,035 $ (9,793,239) $ 9,093,796
US Small Mid Cap Value Momentum ETF ............... 209,867,655 31,590,802 (11,026,061) 20,564,741
International Value Momentum ETF ................... 232,989,037 27,814,675 (11,648,553) 16,166,122
Emerging Markets Value Momentum ETF ............... 162,806,569 21,588,439 (16,324,409) 5,264,030

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios II
67
paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

68
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of VictoryShares
US Value Momentum ETF, VictoryShares US Small Mid Cap Value Momentum ETF, VictoryShares International Value Momentum ETF, and
VictoryShares Emerging Markets Value Momentum ETF (the “Funds”), each a series of Victory Portfolios II, as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the years ended June 30, 2023, 2022, and 2021, for the ten months ended June 30, 2020, and for the year ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended June
30, 2023, 2022, and 2021, for the ten months ended June 30, 2020, and for the year ended August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the period ended August 31, 2018, were audited by other auditors whose report dated October 25, 2018, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2023

Supplemental Information
June 30, 2023
Victory Portfolios II
69
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 26 portfolios in the Trust, six portfolios in Victory Variable
Insurance Funds, and 37 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. David C. Brown is a Trustee of Victory Portfolios III and oversees 45 portfolios of the Victory Portfolios III. Each
Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  Each Trustee has an indefinite term.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2015 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee May 2015 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2015 Retired. None.
Dennis M. Bushe,
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee May 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee May 2015 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee May 2015 Private Investor. Chair (since 2013), Caledonia Mining
Corporation.
Advisory Trustee
Timothy Pettee,
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,**
(May 1972)
Trustee May 2015 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
June 30, 2023
Victory Portfolios II
70
(Unaudited)
Officers:
The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective May 1, 2023, Christopher Dyer resigned as the President of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023* Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President May 2015 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios III
and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer December 2017 Senior Vice President, Financial Administration, Citi Fund
Services Ohio, Inc. (since 2016). Mr. Shaer also serves as the
Funds’ Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer May 2015 Director, Fund and BD Finance, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2017-4/30/23); Chief
Financial Officer, Victory Capital Services, Inc. (since 2018). Mr.
Ponte also serves as Assistant Treasurer of Victory Portfolios,
Victory Portfolios III and Victory Variable Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Deputy Chief Compliance Officer (July 2021-June 2022), Senior
Compliance Officer, the Adviser (2019-present); Compliance
Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief
Compliance Officer for Victory Portfolios, Victory Portfolios III
and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary May 2015 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios II
71
(Unaudited)
Supplemental Information — continued
June 30, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
US Value Momentum ETF ................. $ 1,000.00 $ 1,021.60 $ 1,023.80 $ 1.00 $ 1.00 0.20%
US Small Mid Cap Value Momentum ETF ...... 1,000.00 1,070.00 1,023.60 1.23 1.20 0.24%
International Value Momentum ETF .......... 1,000.00 1,071.90 1,023.06 1.80 1.76 0.35%
Emerging Markets Value Momentum ETF ...... 1,000.00 1,062.40 1,022.51 2.35 2.31 0.46%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II
72
(Unaudited)
Supplemental Information — continued
June 30, 2023
Additional Federal Income Tax Information
For the year ended June 30, 2023, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:
Dividends qualified for corporate dividends received deductions of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2023, were as follow:
Percent
US Value Momentum ETF ............................................................................ 98%
US Small Mid Cap Value Momentum ETF ................................................................. 83%
International Value Momentum ETF ..................................................................... 67%
Emerging Markets Value Momentum ETF ................................................................. 56%
Percent
US Value Momentum ETF ............................................................................ 95%
US Small Mid Cap Value Momentum ETF ................................................................. 73%
Foreign Source Income Foreign Tax Expense
International Value Momentum ETF ............................................. $ 1.89 $ 0.18
Emerging Markets Value Momentum ETF ......................................... 2.84 0.42

Victory Portfolios II
73
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-ETF-AR (6/23)

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics in included as an Exhibit.

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is E. Lee Beard, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2023	2022
(a) Audit Fees (1)	$286,125	$266,950
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	90,450	82,500
(d) All Other Fees (4)	0	0

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit fees billed were for professional services provided by Cohen Fund Audit Services, Ltd for audit compliance, audit advice and audit planning.

(2) Represents the fee for assurance and related services by Cohen Fund Audit Services, Ltd reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3) Represents the aggregate tax fee billed for professional services rendered by Cohen Fund Audit Services, Ltd for tax compliance, tax advice, international tax fee transactions and tax planning. Such tax services included the review of income and excise tax returns for the Registrant.

(4) For the fiscal years ended June 30, 2023, and June 30, 2022, there were no fees billed for professional services rendered by Cohen Fund Audit Services, Ltd to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2023 and 2022 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C).

(f) Not applicable.

(g)

2023	$90,450
2022	$82,500

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment adviser (and the adviser’s relevant affiliated), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Executive Officer

Date	August 30, 2023

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 30, 2023